UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000E Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000E Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to §§ 210.12-12 — 12-14 of Regulation S-X are as follows:

CDS Short North American HY Credit ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 96.9%

REPURCHASE AGREEMENTS(a) - 96.9%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $6,124,352 (Cost $6,123,927)	6,123,927	6,123,927

Total Investments - 96.9% (Cost $6,123,927)		6,123,927
Other Assets Less Liabilities - 3.1%		197,951
Net Assets - 100.0%		6,321,878

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Credit Default Swap Agreements - Buy protection (1)

Underlying Instrument	Fixed Deal Pay Rate	Fixed Rate Payment Frequency	Maturity Date	Implied Credit Spread at February 28, 2019(2)	Notional Amount(3)		Value	Premiums Paid(Received)	Unrealized Depreciation
CDX North American High Yield Index; Version 2, Series 31*	5.00%	Quarterly	12/20/2023	3.60%	$5,831,000	**	$(422,273)	$(363,168)	$(59,105)

* As of February 28, 2019, the CDX North America High Yield Index included securities which had defaulted and represented 2% of the Index.

** Reflects the notional amount after the default of securities.

(1)         When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade).

(2)         Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(3)         The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to schedules of portfolio investments.

Decline of the Retail Store ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 60.6%

REPURCHASE AGREEMENTS(a) - 60.6%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $3,006,335 (Cost $3,006,127)	3,006,127	3,006,127

Total Investments - 60.6% (Cost $3,006,127)		3,006,127
Other Assets Less Liabilities - 39.4%		1,955,964
Net Assets - 100.0%		4,962,091

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(3,695,326)	5/6/2019	Credit Suisse International	(3.01)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(400,272)
(1,259,318)	11/6/2019	Societe Generale	(1.31)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(1,551,316)
(4,954,644)					(1,951,588)
				Total Unrealized Depreciation	(1,951,588)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 87.0%

Construction & Engineering - 5.6%
Ferrovial SA	40,311	928,956
Vinci SA	43,601	4,161,925
		5,090,881
Diversified Telecommunication Services - 1.6%
Cellnex Telecom SA*(a)	13,713	354,539
China Tower Corp. Ltd., Class H*(a)	3,776,097	894,747
Infrastrutture Wireless Italiane SpA(a)	20,280	178,773
		1,428,059
Electric Utilities - 7.4%
AusNet Services	146,182	179,909
Edison International	23,142	1,385,974
Elia System Operator SA/NV	2,560	182,283
Eversource Energy	22,508	1,571,284
Fortis, Inc.	36,346	1,310,550
Hydro One Ltd.(a)	25,885	406,190
Red Electrica Corp. SA	36,872	796,861
Spark Infrastructure Group	143,271	236,796
Terna Rete Elettrica Nazionale SpA	118,793	738,842
		6,808,689
Equity Real Estate Investment Trusts (REITs) - 11.5%
American Tower Corp.	31,287	5,511,205
Crown Castle International Corp.	29,463	3,498,731
InfraREIT, Inc.	2,735	58,392
SBA Communications Corp.*	8,046	1,452,786
		10,521,114
Gas Utilities - 8.9%
APA Group	100,504	713,638
Atmos Energy Corp.	8,298	820,257
Beijing Enterprises Holdings Ltd.	40,848	239,632
China Gas Holdings Ltd.	189,284	622,125
China Resources Gas Group Ltd.	70,095	304,499
ENN Energy Holdings Ltd.	67,198	693,403
Hong Kong & China Gas Co. Ltd.	760,159	1,760,526
Italgas SpA	41,032	248,574
New Jersey Resources Corp.	6,245	302,258
Northwest Natural Holding Co.	2,044	131,266
ONE Gas, Inc.	3,734	322,804
Southwest Gas Holdings, Inc.	3,748	307,111
Spire, Inc.	3,582	284,124
Toho Gas Co. Ltd.	8,442	383,228
Tokyo Gas Co. Ltd.	33,832	930,293
Towngas China Co. Ltd.*	79,841	63,672
		8,127,410
Media - 1.0%
Eutelsat Communications SA	14,567	287,642
SES SA, FDR	32,718	657,405
		945,047
Multi-Utilities - 10.7%
ACEA SpA	3,776	59,701
CenterPoint Energy, Inc.	35,600	1,072,984
Consolidated Edison, Inc.	22,126	1,824,289
National Grid plc	313,131	3,521,509
NiSource, Inc.	25,685	692,981
NorthWestern Corp.	3,536	242,357
Sempra Energy	19,436	2,340,872
Unitil Corp.	1,023	56,173
		9,810,866
Oil, Gas & Consumable Fuels - 25.5%
Cheniere Energy, Inc.*	15,693	1,011,414
Enagas SA	19,320	550,487
Enbridge, Inc.	3,755	138,897
Enbridge, Inc.	168,379	6,228,724
EnLink Midstream LLC	18,214	203,086
Inter Pipeline Ltd.	34,170	549,441
Keyera Corp.	17,828	437,724
Kinder Morgan Canada Ltd.(a)	2,898	33,760
Kinder Morgan, Inc.	134,816	2,583,075
Koninklijke Vopak NV	5,613	274,470
ONEOK, Inc.	29,221	1,877,741
Pembina Pipeline Corp.	43,111	1,577,739
Plains GP Holdings LP, Class A*	11,135	258,221
SemGroup Corp., Class A	4,548	71,586
Snam SpA	190,837	943,158
Tallgrass Energy LP	10,041	227,228
Targa Resources Corp.	16,302	655,992
TransCanada Corp.	77,816	3,479,974
Williams Cos., Inc. (The)	85,985	2,294,940
		23,397,657
Transportation Infrastructure - 10.0%
Aena SME SA(a)	6,262	1,117,553
Aeroports de Paris	2,782	539,844
ASTM SpA	3,007	78,838
Atlantia SpA	40,059	974,182
Atlas Arteria Ltd.	55,732	281,479
Auckland International Airport Ltd.	79,621	421,304
Beijing Capital International Airport Co. Ltd., Class H	120,732	120,736
China Merchants Port Holdings Co. Ltd.	106,953	224,813
COSCO SHIPPING Ports Ltd.	144,722	153,761
Flughafen Zurich AG (Registered)	1,617	288,064
Fraport AG Frankfurt Airport Services Worldwide	3,120	250,619
Getlink SE	39,408	581,824
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	3,634	165,710
Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,095	288,609
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,712	289,807
Hamburger Hafen und Logistik AG	1,787	39,026
Hutchison Port Holdings Trust	456,516	104,999
Japan Airport Terminal Co. Ltd.	6,152	243,950
Jiangsu Expressway Co. Ltd., Class H	103,274	142,352
Shenzhen Expressway Co. Ltd., Class H	59,401	65,305
Societa Iniziative Autostradali e Servizi SpA	5,761	96,392
Sydney Airport	93,970	479,935
Transurban Group	222,143	1,964,987
Westshore Terminals Investment Corp.	3,853	63,536
Yuexiu Transport Infrastructure Ltd.	56,569	44,032
Zhejiang Expressway Co. Ltd., Class H	121,197	126,450
		9,148,107
Water Utilities - 4.8%
American States Water Co.	2,582	183,658
American Water Works Co., Inc.	12,827	1,303,480

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Aqua America, Inc.	12,639	454,246
Beijing Enterprises Water Group Ltd.*	469,416	281,060
California Water Service Group	3,382	175,932
China Water Affairs Group Ltd.	72,078	75,110
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	28,894	300,497
Pennon Group plc	35,196	363,188
Severn Trent plc	20,462	547,952
SJW Group	1,614	98,728
United Utilities Group plc	58,167	648,213
		4,432,064
TOTAL COMMON STOCKS (Cost $73,662,325)		79,709,894

MASTER LIMITED PARTNERSHIPS - 12.1%

Multi-Utilities - 0.5%
Brookfield Infrastructure Partners LP	11,556	462,471

Oil, Gas & Consumable Fuels - 11.6%
Andeavor Logistics LP	6,279	220,895
Antero Midstream Partners LP	6,117	147,726
BP Midstream Partners LP	3,296	54,021
Buckeye Partners LP	10,360	326,133
Cheniere Energy Partners LP	2,937	130,197
Crestwood Equity Partners LP	3,420	108,482
DCP Midstream LP	6,358	204,918
Enable Midstream Partners LP	3,027	45,012
Energy Transfer LP	167,299	2,474,352
Enterprise Products Partners LP	105,422	2,914,918
EQM Midstream Partners LP	4,581	178,064
Genesis Energy LP	7,610	163,996
Holly Energy Partners LP	3,184	92,877
Magellan Midstream Partners LP	16,206	986,459
MPLX LP	20,334	674,276
Noble Midstream Partners LP	1,506	50,692
NuStar Energy LP	6,340	164,269
Phillips 66 Partners LP	3,716	182,307
Plains All American Pipeline LP	30,826	719,479
Shell Midstream Partners LP	8,671	155,038
Summit Midstream Partners LP	2,857	30,227
TC PipeLines LP	3,719	118,190
Western Midstream Partners LP	14,229	476,098
		10,618,626
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $11,812,972)		11,081,097

CLOSED END FUNDS - 0.5%

Capital Markets - 0.5%
3i Infrastructure plc	45,215	161,951
HICL Infrastructure Co. Ltd.	150,907	332,859

TOTAL CLOSED END FUNDS (Cost $466,371)		494,810

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.5%

REPURCHASE AGREEMENTS(b) - 0.5%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $501,854 (Cost $501,819)	501,819	501,819

Total Investments - 100.1% (Cost $86,443,487)		91,787,620
Liabilities in excess of other assets - (0.1%)		(131,756)
Net Assets - 100.0%		91,655,864

*                 Non-income producing security.

(a)         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR                                             American Depositary Receipt

FDR                                               Fiduciary Depositary Receipt

See accompanying notes to schedules of portfolio investments

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of February 28, 2019:

United States	48.1%
Canada	16.0%
France	6.1%
United Kingdom	6.1%
Australia	4.2%
Hong Kong	4.1%
Spain	4.1%
Italy	3.7%
China	2.2%
Japan	1.7%
Luxembourg	0.7%
Mexico	0.6%
New Zealand	0.5%
Brazil	0.3%
Switzerland	0.3%
Netherlands	0.3%
Germany	0.3%
Belgium	0.2%
Singapore	0.1%
Other (1)	0.4%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments

Equities for Rising Rates ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 2.1%
Textron, Inc.	1,935	105,071

Air Freight & Logistics - 1.5%
XPO Logistics, Inc.*	1,577	79,402

Banks - 19.0%
Bank of America Corp.	5,435	158,050
Citigroup, Inc.	2,556	163,533
Citizens Financial Group, Inc.	4,481	165,528
Huntington Bancshares, Inc.	11,148	160,643
KeyCorp	9,074	160,247
Regions Financial Corp.	9,928	162,819
		970,820
Biotechnology - 4.3%
BioMarin Pharmaceutical, Inc.*	529	49,335
Celgene Corp.*	708	58,849
Regeneron Pharmaceuticals, Inc.*	122	52,550
Seattle Genetics, Inc.*	792	58,830
		219,564
Capital Markets - 5.7%
Charles Schwab Corp. (The)	3,227	148,474
Morgan Stanley	3,368	141,389
		289,863
Chemicals - 9.7%
Celanese Corp.	740	75,695
CF Industries Holdings, Inc.	1,562	65,916
DowDuPont, Inc.	1,252	66,644
Eastman Chemical Co.	915	75,661
LyondellBasell Industries NV, Class A	806	68,929
Mosaic Co. (The)	2,301	71,952
Westlake Chemical Corp.	1,025	71,617
		496,414
Containers & Packaging - 3.7%
Packaging Corp. of America	1,072	102,473
Westrock Co.	2,372	88,665
		191,138
Electrical Equipment - 2.1%
AMETEK, Inc.	1,324	105,364

Energy Equipment & Services - 2.4%
National Oilwell Varco, Inc.	4,285	120,580

Health Care Providers & Services - 2.7%
Anthem, Inc.	171	51,425
Cigna Corp.	232	40,470
Humana, Inc.	156	44,466
		136,361
Insurance - 6.3%
Lincoln National Corp.	2,599	162,489
Prudential Financial, Inc.	1,641	157,290
		319,779
Machinery - 2.0%
Parker-Hannifin Corp.	595	104,815

Metals & Mining - 4.7%
Freeport-McMoRan, Inc.	6,327	81,618
Nucor Corp.	1,276	77,287
Steel Dynamics, Inc.	2,221	82,888
		241,793
Oil, Gas & Consumable Fuels - 22.1%
Apache Corp.	4,196	139,223
ConocoPhillips	1,789	121,384
HollyFrontier Corp.	2,161	110,643
Marathon Oil Corp.	7,847	130,260
Marathon Petroleum Corp.	1,895	117,509
Phillips 66	1,299	125,172
Targa Resources Corp.	3,154	126,917
Valero Energy Corp.	1,502	122,503
Williams Cos., Inc. (The)	5,142	137,240
		1,130,851
Pharmaceuticals - 2.8%
Jazz Pharmaceuticals plc*	364	50,971
Merck & Co., Inc.	586	47,636
Mylan NV*	1,622	42,804
		141,411
Road & Rail - 6.2%
CSX Corp.	1,423	103,410
Norfolk Southern Corp.	597	107,042
Old Dominion Freight Line, Inc.	721	108,705
		319,157
Trading Companies & Distributors - 2.3%
United Rentals, Inc.*	870	117,093

TOTAL COMMON STOCKS (Cost $5,938,818)		5,089,476

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(a) - 0.4%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $19,668 (Cost $19,667)	19,667	19,667

Total Investments - 100.0% (Cost $5,958,485)		5,109,143
Liabilities in excess of other assets - 0.0%(b)		(6)
Net Assets - 100.0%		5,109,137

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         Represents less than 0.05% of net assets.

See accompanying notes to schedules of portfolio investments

Global Listed Private Equity ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 89.3%

Capital Markets - 65.3%
3i Group plc	181,849	2,281,226
Apollo Investment Corp.	27,634	423,353
Ares Capital Corp.	116,427	2,016,516
AURELIUS Equity Opportunities SE & Co. KGaA	11,659	527,809
BlackRock TCP Capital Corp.	24,042	347,407
Brait SE*	139,543	267,328
FS KKR Capital Corp.	210,256	1,364,561
Gimv NV	7,692	440,088
Goldman Sachs BDC, Inc.	13,862	288,884
Golub Capital BDC, Inc.	24,450	451,103
Hercules Capital, Inc.	38,526	539,364
IP Group plc*	284,651	381,322
Main Street Capital Corp.	23,658	923,135
New Mountain Finance Corp.	28,036	388,299
Oaktree Specialty Lending Corp.	48,114	250,193
Prospect Capital Corp.	126,335	865,395
Ratos AB, Class B	92,207	201,665
Solar Capital Ltd.	16,359	351,391
TCG BDC, Inc.	23,942	357,933
TPG Specialty Lending, Inc.	25,828	520,176
		13,187,148
Diversified Financial Services - 21.0%
Eurazeo SE	11,645	875,534
Onex Corp.	33,009	1,985,381
Wendel SA	10,988	1,386,062
		4,246,977
Internet & Direct Marketing Retail - 3.0%
Rocket Internet SE*(a)	25,431	598,200

TOTAL COMMON STOCKS (Cost $18,894,363)		18,032,325

CLOSED END FUNDS - 8.6%

Capital Markets - 7.0%
Apax Global Alpha Ltd.(a)	180,014	343,817
HBM Healthcare Investments AG Class A*	2,448	409,615
HgCapital Trust plc	14,112	374,349
Princess Private Equity Holding Ltd.	26,659	280,793
		1,408,574
Closed-ended Funds - 1.6%
NB Global Floating Rate Income Fund Ltd.	282,005	334,389

TOTAL CLOSED END FUNDS (Cost $1,622,957)		1,742,963

MASTER LIMITED PARTNERSHIPS - 1.6%

Diversified Financial Services - 1.6%
Compass Diversified Holdings (Cost $347,174)	20,424	321,474

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.5%

REPURCHASE AGREEMENTS(b) - 0.5%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $97,726 (Cost $97,719)	97,719	97,719

Total Investments - 100.0% (Cost $20,962,213)		20,194,481
Liabilities in excess of other assets - 0.0%(c)		(6,664)
Net Assets - 100.0%		20,187,817

*                 Non-income producing security.

(a)         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Represents less than 0.05% of net assets.

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of February 28, 2019:

United States	46.6%
United Kingdom	19.8%
France	11.2%
Canada	9.8%
Germany	5.6%
Belgium	2.2%
Switzerland	2.0%
South Africa	1.3%
Sweden	1.0%
Other (1)	0.5%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 7.6%

Aerospace & Defense - 0.2%
Arconic, Inc.	51	943
Boeing Co. (The)	62	27,277
General Dynamics Corp.	33	5,617
Harris Corp.	14	2,309
Huntington Ingalls Industries, Inc.	5	1,047
L3 Technologies, Inc.	9	1,906
Lockheed Martin Corp.	29	8,973
Northrop Grumman Corp.	20	5,799
Raytheon Co.	34	6,341
Textron, Inc.	29	1,575
TransDigm Group, Inc.*	6	2,605
United Technologies Corp.	96	12,064
		76,456
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	16	1,446
Expeditors International of Washington, Inc.	20	1,499
FedEx Corp.	29	5,249
United Parcel Service, Inc., Class B	82	9,036
		17,230
Airlines - 0.0%(a)
Alaska Air Group, Inc.	15	926
American Airlines Group, Inc.	48	1,710
Delta Air Lines, Inc.	74	3,669
Southwest Airlines Co.	60	3,362
United Continental Holdings, Inc.*	27	2,371
		12,038
Auto Components - 0.0%(a)
Aptiv plc	31	2,577
BorgWarner, Inc.	25	1,015
		3,592
Automobiles - 0.0%(a)
Ford Motor Co.	460	4,034
General Motors Co.	155	6,120
Harley-Davidson, Inc.	19	705
		10,859
Banks - 0.4%
Bank of America Corp.	1,075	31,261
BB&T Corp.	91	4,638
Citigroup, Inc.	288	18,426
Citizens Financial Group, Inc.	55	2,032
Comerica, Inc.	19	1,655
Fifth Third Bancorp	77	2,124
First Republic Bank	19	1,995
Huntington Bancshares, Inc.	125	1,801
JPMorgan Chase & Co.	392	40,909
KeyCorp	122	2,155
M&T Bank Corp.	17	2,942
People’s United Financial, Inc.	44	781
PNC Financial Services Group, Inc. (The)	54	6,805
Regions Financial Corp.	122	2,001
SunTrust Banks, Inc.	53	3,438
SVB Financial Group*	6	1,483
US Bancorp	179	9,253
Wells Fargo & Co.	499	24,895
Zions Bancorp NA	23	1,175
		159,769
Beverages - 0.1%
Brown-Forman Corp., Class B	20	990
Coca-Cola Co. (The)	451	20,448
Constellation Brands, Inc., Class A	20	3,383
Molson Coors Brewing Co., Class B	22	1,357
Monster Beverage Corp.*	47	3,000
PepsiCo, Inc.	166	19,196
		48,374
Biotechnology - 0.2%
AbbVie, Inc.	177	14,025
Alexion Pharmaceuticals, Inc.*	26	3,519
Amgen, Inc.	75	14,256
Biogen, Inc.*	24	7,872
Celgene Corp.*	82	6,816
Gilead Sciences, Inc.	152	9,883
Incyte Corp.*	21	1,811
Regeneron Pharmaceuticals, Inc.*	9	3,877
Vertex Pharmaceuticals, Inc.*	30	5,662
		67,721
Building Products - 0.0%(a)
Allegion plc	11	990
AO Smith Corp.	17	883
Fortune Brands Home & Security, Inc.	17	801
Johnson Controls International plc	109	3,844
Masco Corp.	36	1,352
		7,870
Capital Markets - 0.2%
Affiliated Managers Group, Inc.	6	658
Ameriprise Financial, Inc.	16	2,106
Bank of New York Mellon Corp. (The)	107	5,615
BlackRock, Inc.	14	6,205
Cboe Global Markets, Inc.	13	1,247
Charles Schwab Corp. (The)	142	6,534
CME Group, Inc.	42	7,640
E*TRADE Financial Corp.	30	1,470
Franklin Resources, Inc.	35	1,141
Goldman Sachs Group, Inc. (The)	41	8,065
Intercontinental Exchange, Inc.	67	5,169
Invesco Ltd.	48	929
Moody’s Corp.	20	3,462
Morgan Stanley	154	6,465
MSCI, Inc.	10	1,847
Nasdaq, Inc.	14	1,282
Northern Trust Corp.	26	2,423
Raymond James Financial, Inc.	15	1,239
S&P Global, Inc.	30	6,011
State Street Corp.	45	3,234
T. Rowe Price Group, Inc.	28	2,812
		75,554
Chemicals - 0.2%
Air Products & Chemicals, Inc.	26	4,711
Albemarle Corp.	13	1,187
Celanese Corp.	16	1,637
CF Industries Holdings, Inc.	27	1,139
DowDuPont, Inc.	270	14,372
Eastman Chemical Co.	16	1,323
Ecolab, Inc.	30	5,067
FMC Corp.	16	1,432
International Flavors & Fragrances, Inc.	12	1,530

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Linde plc	65	11,261
LyondellBasell Industries NV, Class A	37	3,164
Mosaic Co. (The)	42	1,313
PPG Industries, Inc.	28	3,135
Sherwin-Williams Co. (The)	10	4,332
		55,603
Commercial Services & Supplies - 0.0%(a)
Cintas Corp.	10	2,066
Copart, Inc.*	24	1,408
Republic Services, Inc.	26	2,039
Rollins, Inc.	17	674
Waste Management, Inc.	46	4,658
		10,845
Communications Equipment - 0.1%
Arista Networks, Inc.*	6	1,712
Cisco Systems, Inc.	530	27,438
F5 Networks, Inc.*	7	1,177
Juniper Networks, Inc.	41	1,110
Motorola Solutions, Inc.	19	2,719
		34,156
Construction & Engineering - 0.0%(a)
Fluor Corp.	17	639
Jacobs Engineering Group, Inc.	14	1,033
Quanta Services, Inc.	17	606
		2,278
Construction Materials - 0.0%(a)
Martin Marietta Materials, Inc.	7	1,315
Vulcan Materials Co.	16	1,783
		3,098
Consumer Finance - 0.1%
American Express Co.	83	8,942
Capital One Financial Corp.	56	4,681
Discover Financial Services	40	2,864
Synchrony Financial	78	2,544
		19,031
Containers & Packaging - 0.0%(a)
Avery Dennison Corp.	10	1,081
Ball Corp.	40	2,191
International Paper Co.	48	2,199
Packaging Corp. of America	11	1,052
Sealed Air Corp.	18	785
Westrock Co.	30	1,121
		8,429
Distributors - 0.0%(a)
Genuine Parts Co.	17	1,849
LKQ Corp.*	37	1,025
		2,874
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	24	580

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc., Class B*	229	46,098
Jefferies Financial Group, Inc.	31	628
		46,726
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	857	26,670
CenturyLink, Inc.	112	1,477
Verizon Communications, Inc.	487	27,720
		55,867
Electric Utilities - 0.2%
Alliant Energy Corp.	28	1,284
American Electric Power Co., Inc.	58	4,707
Duke Energy Corp.	84	7,531
Edison International	38	2,276
Entergy Corp.	21	1,960
Evergy, Inc.	31	1,733
Eversource Energy	37	2,583
Exelon Corp.	114	5,539
FirstEnergy Corp.	57	2,323
NextEra Energy, Inc.	56	10,512
Pinnacle West Capital Corp.	13	1,219
PPL Corp.	85	2,734
Southern Co. (The)	121	6,013
Xcel Energy, Inc.	61	3,347
		53,761
Electrical Equipment - 0.0%(a)
AMETEK, Inc.	27	2,149
Eaton Corp. plc	51	4,068
Emerson Electric Co.	74	5,043
Rockwell Automation, Inc.	14	2,500
		13,760
Electronic Equipment, Instruments & Components - 0.0%(a)
Amphenol Corp., Class A	35	3,289
Corning, Inc.	94	3,272
FLIR Systems, Inc.	16	823
IPG Photonics Corp.*	4	620
Keysight Technologies, Inc.*	22	1,857
TE Connectivity Ltd.	40	3,284
		13,145
Energy Equipment & Services - 0.0%(a)
Baker Hughes a GE Co.	60	1,583
Halliburton Co.	103	3,161
Helmerich & Payne, Inc.	13	705
National Oilwell Varco, Inc.	45	1,266
Schlumberger Ltd.	163	7,182
TechnipFMC plc	50	1,114
		15,011
Entertainment - 0.2%
Activision Blizzard, Inc.	90	3,793
Electronic Arts, Inc.*	36	3,448
Netflix, Inc.*	51	18,263
Take-Two Interactive Software, Inc.*	13	1,134
Twenty-First Century Fox, Inc., Class A	125	6,304
Twenty-First Century Fox, Inc., Class B	57	2,859
Viacom, Inc., Class B	42	1,227
Walt Disney Co. (The)	175	19,747
		56,775
Equity Real Estate Investment Trusts (REITs) - 0.2%
Alexandria Real Estate Equities, Inc.	13	1,767
American Tower Corp.	52	9,160
Apartment Investment & Management Co., Class A	17	832
AvalonBay Communities, Inc.	16	3,114
Boston Properties, Inc.	18	2,388
Crown Castle International Corp.	49	5,819
Digital Realty Trust, Inc.	24	2,715
Duke Realty Corp.	42	1,242
Equinix, Inc.	9	3,811
Equity Residential	43	3,169
Essex Property Trust, Inc.	8	2,239
Extra Space Storage, Inc.	15	1,439

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Federal Realty Investment Trust	9	1,202
HCP, Inc.	56	1,723
Host Hotels & Resorts, Inc.	87	1,706
Iron Mountain, Inc.	34	1,204
Kimco Realty Corp.	50	879
Macerich Co. (The)	12	523
Mid-America Apartment Communities, Inc.	13	1,347
Prologis, Inc.	74	5,184
Public Storage	18	3,807
Realty Income Corp.	35	2,421
Regency Centers Corp.	20	1,305
SBA Communications Corp.*	13	2,347
Simon Property Group, Inc.	36	6,522
SL Green Realty Corp.	10	907
UDR, Inc.	32	1,421
Ventas, Inc.	42	2,636
Vornado Realty Trust	20	1,346
Welltower, Inc.	44	3,270
Weyerhaeuser Co.	88	2,190
		79,635
Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	52	11,375
Kroger Co. (The)	94	2,757
Sysco Corp.	56	3,783
Walgreens Boots Alliance, Inc.	95	6,763
Walmart, Inc.	168	16,630
		41,308
Food Products - 0.1%
Archer-Daniels-Midland Co.	66	2,805
Campbell Soup Co.	23	828
Conagra Brands, Inc.	57	1,332
General Mills, Inc.	70	3,299
Hershey Co. (The)	17	1,882
Hormel Foods Corp.	32	1,388
JM Smucker Co. (The)	13	1,377
Kellogg Co.	30	1,688
Kraft Heinz Co. (The)	73	2,423
Lamb Weston Holdings, Inc.	17	1,178
McCormick & Co., Inc. (Non-Voting)	14	1,904
Mondelez International, Inc., Class A	171	8,064
Tyson Foods, Inc., Class A	35	2,158
		30,326
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	14	1,384

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories	207	16,067
ABIOMED, Inc.*	5	1,673
Align Technology, Inc.*	9	2,331
Baxter International, Inc.	58	4,334
Becton Dickinson and Co.	32	7,961
Boston Scientific Corp.*	163	6,540
Cooper Cos., Inc. (The)	6	1,716
Danaher Corp.	73	9,272
DENTSPLY SIRONA, Inc.	26	1,086
Edwards Lifesciences Corp.*	25	4,232
Hologic, Inc.*	32	1,509
IDEXX Laboratories, Inc.*	10	2,110
Intuitive Surgical, Inc.*	13	7,119
Medtronic plc	158	14,299
ResMed, Inc.	17	1,741
Stryker Corp.	37	6,975
Teleflex, Inc.	5	1,449
Varian Medical Systems, Inc.*	11	1,478
Zimmer Biomet Holdings, Inc.	24	2,979
		94,871
Health Care Providers & Services - 0.2%
AmerisourceBergen Corp.	18	1,499
Anthem, Inc.	30	9,022
Cardinal Health, Inc.	35	1,902
Centene Corp.*	48	2,923
Cigna Corp.	45	7,850
Covetrus, Inc.*	1	36
CVS Health Corp.	152	8,790
DaVita, Inc.*	15	853
HCA Healthcare, Inc.	32	4,449
Henry Schein, Inc.*	18	1,067
Humana, Inc.	16	4,561
Laboratory Corp. of America Holdings*	12	1,779
McKesson Corp.	23	2,925
Quest Diagnostics, Inc.	16	1,385
UnitedHealth Group, Inc.	113	27,371
Universal Health Services, Inc., Class B	10	1,388
WellCare Health Plans, Inc.*	6	1,521
		79,321
Health Care Technology - 0.0%(a)
Cerner Corp.*	39	2,182

Hotels, Restaurants & Leisure - 0.1%
Carnival Corp.	47	2,715
Chipotle Mexican Grill, Inc.*	3	1,823
Darden Restaurants, Inc.	15	1,682
Hilton Worldwide Holdings, Inc.	35	2,908
Marriott International, Inc., Class A	33	4,134
McDonald’s Corp.	91	16,729
MGM Resorts International	59	1,578
Norwegian Cruise Line Holdings Ltd.*	26	1,444
Royal Caribbean Cruises Ltd.	20	2,370
Starbucks Corp.	146	10,258
Wynn Resorts Ltd.	12	1,518
Yum! Brands, Inc.	37	3,496
		50,655
Household Durables - 0.0%(a)
DR Horton, Inc.	40	1,556
Garmin Ltd.	14	1,175
Leggett & Platt, Inc.	15	681
Lennar Corp., Class A	34	1,631
Mohawk Industries, Inc.*	7	953
Newell Brands, Inc.	51	828
PulteGroup, Inc.	30	810
Whirlpool Corp.	8	1,132
		8,766
Household Products - 0.1%
Church & Dwight Co., Inc.	29	1,908
Clorox Co. (The)	15	2,370
Colgate-Palmolive Co.	102	6,719
Kimberly-Clark Corp.	41	4,790
Procter & Gamble Co. (The)	294	28,974
		44,761

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp.	78	1,344
NRG Energy, Inc.	34	1,417
		2,761
Industrial Conglomerates - 0.1%
3M Co.	69	14,310
General Electric Co.	1,025	10,650
Honeywell International, Inc.	87	13,404
Roper Technologies, Inc.	12	3,884
		42,248
Insurance - 0.2%
Aflac, Inc.	90	4,423
Allstate Corp. (The)	41	3,870
American International Group, Inc.	104	4,493
Aon plc	28	4,803
Arthur J Gallagher & Co.	22	1,766
Assurant, Inc.	6	618
Brighthouse Financial, Inc.*	14	542
Chubb Ltd.	54	7,231
Cincinnati Financial Corp.	18	1,563
Everest Re Group Ltd.	5	1,130
Hartford Financial Services Group, Inc. (The)	42	2,073
Lincoln National Corp.	25	1,563
Loews Corp.	33	1,571
Marsh & McLennan Cos., Inc.	59	5,488
MetLife, Inc.	116	5,242
Principal Financial Group, Inc.	31	1,632
Progressive Corp. (The)	69	5,030
Prudential Financial, Inc.	49	4,697
Torchmark Corp.	12	991
Travelers Cos., Inc. (The)	31	4,120
Unum Group	26	971
Willis Towers Watson plc	15	2,580
		66,397
Interactive Media & Services - 0.4%
Alphabet, Inc., Class A*	35	39,429
Alphabet, Inc., Class C*	36	40,317
Facebook, Inc., Class A*	283	45,691
TripAdvisor, Inc.*	12	638
Twitter, Inc.*	85	2,616
		128,691
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.*	48	78,712
Booking Holdings, Inc.*	5	8,485
eBay, Inc.	107	3,975
Expedia Group, Inc.	14	1,726
		92,898
IT Services - 0.4%
Accenture plc, Class A	75	12,103
Akamai Technologies, Inc.*	19	1,324
Alliance Data Systems Corp.	6	1,038
Automatic Data Processing, Inc.	52	7,958
Broadridge Financial Solutions, Inc.	14	1,417
Cognizant Technology Solutions Corp., Class A	68	4,827
DXC Technology Co.	33	2,173
Fidelity National Information Services, Inc.	39	4,218
Fiserv, Inc.*	47	3,980
FleetCor Technologies, Inc.*	10	2,333
Gartner, Inc.*	11	1,565
Global Payments, Inc.	19	2,477
International Business Machines Corp.	107	14,780
Jack Henry & Associates, Inc.	9	1,194
Mastercard, Inc., Class A	107	24,050
Paychex, Inc.	38	2,927
PayPal Holdings, Inc.*	139	13,632
Total System Services, Inc.	20	1,888
VeriSign, Inc.*	13	2,315
Visa, Inc., Class A	207	30,661
Western Union Co. (The)	52	929
		137,789
Leisure Products - 0.0%(a)
Hasbro, Inc.	14	1,189
Mattel, Inc.*	41	591
		1,780
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	38	3,018
Illumina, Inc.*	17	5,317
IQVIA Holdings, Inc.*	19	2,662
Mettler-Toledo International, Inc.*	3	2,043
PerkinElmer, Inc.	13	1,224
Thermo Fisher Scientific, Inc.	47	12,200
Waters Corp.*	9	2,180
		28,644
Machinery - 0.1%
Caterpillar, Inc.	70	9,614
Cummins, Inc.	17	2,619
Deere & Co.	38	6,233
Dover Corp.	17	1,539
Flowserve Corp.	15	666
Fortive Corp.	35	2,855
Illinois Tool Works, Inc.	36	5,187
Ingersoll-Rand plc	29	3,061
PACCAR, Inc.	41	2,780
Parker-Hannifin Corp.	16	2,819
Pentair plc	19	808
Snap-on, Inc.	7	1,120
Stanley Black & Decker, Inc.	18	2,384
Wabtec Corp.	6	403
Xylem, Inc.	21	1,587
		43,675
Media - 0.1%
CBS Corp. (Non-Voting), Class B	40	2,008
Charter Communications, Inc., Class A*	21	7,243
Comcast Corp., Class A	535	20,689
Discovery, Inc., Class A*	18	520
Discovery, Inc., Class C*	42	1,145
DISH Network Corp., Class A*	27	878
Interpublic Group of Cos., Inc. (The)	45	1,036
News Corp., Class A	45	586
News Corp., Class B	15	200
Omnicom Group, Inc.	26	1,968
		36,273
Metals & Mining - 0.0%(a)
Freeport-McMoRan, Inc.	171	2,206
Newmont Mining Corp.	63	2,150
Nucor Corp.	37	2,241
		6,597
Multiline Retail - 0.0%(a)
Dollar General Corp.	31	3,672

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Dollar Tree, Inc.*	28	2,697
Kohl’s Corp.	19	1,283
Macy’s, Inc.	36	893
Nordstrom, Inc.	13	615
Target Corp.	61	4,431
		13,591
Multi-Utilities - 0.1%
Ameren Corp.	29	2,066
CenterPoint Energy, Inc.	59	1,778
CMS Energy Corp.	33	1,795
Consolidated Edison, Inc.	37	3,051
Dominion Energy, Inc.	90	6,668
DTE Energy Co.	21	2,595
NiSource, Inc.	43	1,160
Public Service Enterprise Group, Inc.	60	3,529
Sempra Energy	32	3,854
WEC Energy Group, Inc.	37	2,822
		29,318
Oil, Gas & Consumable Fuels - 0.4%
Anadarko Petroleum Corp.	59	2,566
Apache Corp.	45	1,493
Cabot Oil & Gas Corp.	51	1,256
Chevron Corp.	225	26,905
Cimarex Energy Co.	11	791
Concho Resources, Inc.	24	2,640
ConocoPhillips	136	9,228
Devon Energy Corp.	55	1,623
Diamondback Energy, Inc.	18	1,853
EOG Resources, Inc.	68	6,392
Exxon Mobil Corp.	499	39,436
Hess Corp.	29	1,678
HollyFrontier Corp.	19	973
Kinder Morgan, Inc.	224	4,292
Marathon Oil Corp.	98	1,627
Marathon Petroleum Corp.	81	5,023
Noble Energy, Inc.	57	1,262
Occidental Petroleum Corp.	89	5,887
ONEOK, Inc.	48	3,084
Phillips 66	50	4,818
Pioneer Natural Resources Co.	20	2,819
Valero Energy Corp.	50	4,078
Williams Cos., Inc. (The)	143	3,817
		133,541
Personal Products - 0.0%(a)
Coty, Inc., Class A*	53	583
Estee Lauder Cos., Inc. (The), Class A	26	4,080
		4,663
Pharmaceuticals - 0.4%
Allergan plc	37	5,095
Bristol-Myers Squibb Co.	192	9,919
Eli Lilly & Co.	111	14,018
Johnson & Johnson	316	43,178
Merck & Co., Inc.	306	24,875
Mylan NV*	61	1,610
Nektar Therapeutics*	20	811
Perrigo Co. plc	15	731
Pfizer, Inc.	681	29,521
Zoetis, Inc.	57	5,371
		135,129
Professional Services - 0.0%(a)
Equifax, Inc.	14	1,533
IHS Markit Ltd.*	42	2,233
Nielsen Holdings plc	42	1,101
Robert Half International, Inc.	14	955
Verisk Analytics, Inc.*	19	2,402
		8,224
Real Estate Management & Development - 0.0%(a)
CBRE Group, Inc., Class A*	37	1,841

Road & Rail - 0.1%
CSX Corp.	95	6,904
JB Hunt Transport Services, Inc.	10	1,077
Kansas City Southern	12	1,304
Norfolk Southern Corp.	32	5,737
Union Pacific Corp.	87	14,590
		29,612
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.*	104	2,447
Analog Devices, Inc.	44	4,706
Applied Materials, Inc.	116	4,447
Broadcom, Inc.	49	13,493
Intel Corp.	538	28,493
KLA-Tencor Corp.	18	2,079
Lam Research Corp.	18	3,170
Maxim Integrated Products, Inc.	33	1,796
Microchip Technology, Inc.	28	2,432
Micron Technology, Inc.*	132	5,396
NVIDIA Corp.	72	11,107
Qorvo, Inc.*	15	1,052
QUALCOMM, Inc.	143	7,635
Skyworks Solutions, Inc.	21	1,715
Texas Instruments, Inc.	113	11,953
Xilinx, Inc.	30	3,759
		105,680
Software - 0.5%
Adobe, Inc.*	58	15,225
ANSYS, Inc.*	10	1,773
Autodesk, Inc.*	26	4,238
Cadence Design Systems, Inc.*	33	1,889
Citrix Systems, Inc.	15	1,583
Fortinet, Inc.*	17	1,475
Intuit, Inc.	31	7,661
Microsoft Corp.	911	102,059
Oracle Corp.	300	15,639
Red Hat, Inc.*	21	3,835
salesforce.com, Inc.*	90	14,729
Symantec Corp.	75	1,687
Synopsys, Inc.*	18	1,830
		173,623
Specialty Retail - 0.2%
Advance Auto Parts, Inc.	9	1,456
AutoZone, Inc.*	3	2,817
Best Buy Co., Inc.	28	1,927
CarMax, Inc.*	21	1,304
Foot Locker, Inc.	14	833
Gap, Inc. (The)	25	635
Home Depot, Inc. (The)	133	24,624
L Brands, Inc.	27	706
Lowe’s Cos., Inc.	95	9,984
O’Reilly Automotive, Inc.*	9	3,348
Ross Stores, Inc.	44	4,173
Tiffany & Co.	13	1,235
TJX Cos., Inc. (The)	146	7,488
Tractor Supply Co.	14	1,335

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Ulta Beauty, Inc.*	7	2,187
		64,052
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	531	91,943
Hewlett Packard Enterprise Co.	168	2,752
HP, Inc.	186	3,670
NetApp, Inc.	30	1,956
Seagate Technology plc	31	1,443
Western Digital Corp.	34	1,710
Xerox Corp.	24	741
		104,215
Textiles, Apparel & Luxury Goods - 0.1%
Capri Holdings Ltd.*	18	821
Hanesbrands, Inc.	42	781
NIKE, Inc., Class B	150	12,859
PVH Corp.	9	1,033
Ralph Lauren Corp.	6	751
Tapestry, Inc.	34	1,188
Under Armour, Inc., Class A*	22	496
Under Armour, Inc., Class C*	23	462
VF Corp.	38	3,320
		21,711
Tobacco - 0.1%
Altria Group, Inc.	221	11,583
Philip Morris International, Inc.	183	15,910
		27,493
Trading Companies & Distributors - 0.0%(a)
Fastenal Co.	34	2,140
United Rentals, Inc.*	10	1,346
WW Grainger, Inc.	5	1,524
		5,010
Water Utilities - 0.0%(a)
American Water Works Co., Inc.	21	2,134

TOTAL COMMON STOCKS (Cost $2,774,029)		2,752,201

Number of Rights

RIGHTS - 0.0%

Biotechnology - 0.0%
Tobira Therapeutics, Inc., CVR*(b)(c) (Cost $—)	10	—

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 86.1%

REPURCHASE AGREEMENTS(d) - 12.9%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $4,705,287 (Cost $4,704,961)	4,704,961	4,704,961

U.S. TREASURY OBLIGATIONS - 73.2%
U.S. Treasury Bills
2.35%, , 5/2/2019(e) (Cost $26,592,731)	26,700,000	26,597,685

TOTAL SHORT-TERM INVESTMENTS (Cost $31,297,692)		31,302,646

Total Investments - 93.7% (Cost $34,071,721)		34,054,847
Other Assets Less Liabilities - 6.3%		2,287,655
Net Assets - 100.0%		36,342,502

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         Security fair valued as of February 28, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2019 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(c)          Illiquid security.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
E-Mini Euro	14	3/18/2019	USD	$996,450	$6,016

Swap Agreements

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
41,323	11/6/2019	Credit Suisse International	3.11%	S&P 500® Total Return Index	1,768
780,454	1/6/2020	Credit Suisse International	2.26%	iShares® MSCI Emerging Markets ETF(3)	44,450
2,173,510	1/6/2020	Credit Suisse International	2.21%	iShares® MSCI EAFE ETF(3)	273,004
3,548,772	12/7/2020	Credit Suisse International	2.81%	Russell 2000® Total Return Index	412,156
81,269	3/6/2019	Morgan Stanley & Co. International plc	3.01%	S&P 500® Total Return Index	(2,270)
919,360	12/7/2020	Morgan Stanley & Co. International plc	2.66%	iShares® MSCI Emerging Markets ETF(3)	86,685
2,235	11/6/2019	Societe Generale	2.51%	Russell 2000® Total Return Index	97
288,853	1/6/2020	Societe Generale	3.21%	iShares® MSCI EAFE ETF(3)	12,746
631,188	1/6/2020	Societe Generale	2.16%	iShares® MSCI Emerging Markets ETF(3)	60,510
4,223	11/13/2019	UBS AG	2.51%	Russell 2000® Total Return Index	176
890,020	11/6/2019	UBS AG	2.51%	iShares® MSCI EAFE ETF(3)	41,318
1,597,596	11/6/2019	UBS AG	2.31%	iShares® MSCI Emerging Markets ETF(3)	152,410
10,958,803					1,083,050
				Total Unrealized Appreciation	1,085,320
				Total Unrealized Depreciation	(2,270)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 95.5%

Aerospace & Defense - 2.6%
Bombardier, Inc.
7.50%, 3/15/2025(a)	2,186,000	2,205,127
TransDigm, Inc.
6.50%, 7/15/2024	525,000	530,250
6.25%, 3/15/2026(a)	1,150,000	1,175,875
		3,911,252
Air Freight & Logistics - 0.8%
XPO Logistics, Inc.
6.50%, 6/15/2022(a)	700,000	712,250
6.75%, 8/15/2024(a)	475,000	478,026
		1,190,276
Auto Components - 1.5%
Allison Transmission, Inc.
5.00%, 10/1/2024(a)	724,000	728,525
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	782,000	780,045
Icahn Enterprises LP
6.25%, 2/1/2022	740,000	762,052
		2,270,622
Automobiles - 0.7%
Tesla, Inc.
5.30%, 8/15/2025(a)	1,150,000	1,023,500

Chemicals - 1.3%
Momentive Performance Materials, Inc.
3.88%, 10/24/2021	603,000	649,732
NOVA Chemicals Corp.
4.88%, 6/1/2024(a)	583,000	564,461
5.25%, 6/1/2027(a)	759,000	713,460
		1,927,653
Commercial Services & Supplies - 2.9%
Aramark Services, Inc.
5.00%, 2/1/2028(a)	500,000	493,750
Nielsen Finance LLC
5.00%, 4/15/2022(a)	1,451,000	1,447,372
Prime Security Services Borrower LLC
9.25%, 5/15/2023(a)	1,593,000	1,679,818
West Corp.
8.50%, 10/15/2025(a)	803,000	664,483
		4,285,423
Communications Equipment - 1.0%
CommScope Finance LLC
6.00%, 3/1/2026(a)	680,000	695,300
CommScope Technologies LLC
6.00%, 6/15/2025(a)	907,000	854,847
		1,550,147
Construction & Engineering - 0.4%
Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	617,000	556,843

Consumer Finance - 2.2%
Ally Financial, Inc.
5.75%, 11/20/2025	738,000	782,280
Navient Corp.
6.50%, 6/15/2022	630,000	647,325
Springleaf Finance Corp.
6.88%, 3/15/2025	1,068,000	1,093,365
7.13%, 3/15/2026	794,000	803,925
		3,326,895
Containers & Packaging - 2.5%
Ball Corp.
4.38%, 12/15/2020	637,000	649,740
5.25%, 7/1/2025	658,000	690,900
BWAY Holding Co.
5.50%, 4/15/2024(a)	391,000	384,529
7.25%, 4/15/2025(a)	1,089,000	1,033,189
Reynolds Group Issuer, Inc.
5.13%, 7/15/2023(a)	975,000	975,000
		3,733,358
Diversified Financial Services - 1.5%
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(a)	645,000	650,644
8.25%, 11/15/2026(a)	1,000,000	978,437
Verscend Escrow Corp.
9.75%, 8/15/2026(a)	660,000	674,850
		2,303,931
Diversified Telecommunication Services - 4.3%
CCO Holdings LLC
5.13%, 5/1/2027(a)	1,950,000	1,919,132
5.00%, 2/1/2028(a)	1,326,000	1,275,446
CenturyLink, Inc.
Series Y, 7.50%, 4/1/2024	741,000	783,839
Frontier Communications Corp.
10.50%, 9/15/2022	1,432,000	1,023,880
11.00%, 9/15/2025	2,231,000	1,425,051
		6,427,348
Electric Utilities - 0.4%
Vistra Operations Co. LLC
5.63%, 2/15/2027(a)	600,000	618,000

Energy Equipment & Services - 1.1%
Ensco plc
7.75%, 2/1/2026	681,000	572,040
5.75%, 10/1/2044	538,000	345,665
McDermott Technology Americas, Inc.
10.63%, 5/1/2024(a)	705,000	585,150
Transocean, Inc.
9.00%, 7/15/2023(a)	118,000	124,490
		1,627,345
Entertainment - 1.5%
Netflix, Inc.
4.88%, 4/15/2028	983,000	957,196
5.88%, 11/15/2028(a)	1,177,000	1,225,905
		2,183,101
Equity Real Estate Investment Trusts (REITs) - 3.9%
Equinix, Inc.
5.88%, 1/15/2026	821,000	859,997
5.38%, 5/15/2027	915,000	947,025
ESH Hospitality, Inc.
5.25%, 5/1/2025(a)	789,000	785,055
Iron Mountain, Inc.
4.88%, 9/15/2027(a)	750,000	709,687
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	993,000	1,025,273
SBA Communications Corp.
4.88%, 9/1/2024	714,000	713,108
Uniti Group LP
8.25%, 10/15/2023	810,000	702,675
		5,742,820

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Food & Staples Retailing - 1.6%
Albertsons Cos. LLC
6.63%, 6/15/2024	762,000	762,000
5.75%, 3/15/2025	756,000	718,200
Rite Aid Corp.
6.13%, 4/1/2023(a)	1,047,000	892,568
		2,372,768
Food Products - 1.7%
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	350,000	349,125
Post Holdings, Inc.
5.00%, 8/15/2026(a)	1,901,000	1,827,336
5.75%, 3/1/2027(a)	300,000	295,125
		2,471,586
Health Care Equipment & Supplies - 2.2%
Avantor, Inc.
6.00%, 10/1/2024(a)	877,000	895,088
9.00%, 10/1/2025(a)	1,371,000	1,468,684
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/2022(a)	911,000	876,837
		3,240,609
Health Care Providers & Services - 10.7%
Centene Corp.
5.63%, 2/15/2021	718,000	727,872
5.38%, 6/1/2026(a)	1,350,000	1,400,625
Community Health Systems, Inc.
6.88%, 2/1/2022	1,335,000	874,425
6.25%, 3/31/2023	2,261,000	2,176,213
DaVita, Inc.
5.13%, 7/15/2024	1,450,000	1,435,500
5.00%, 5/1/2025	700,000	675,500
Envision Healthcare Corp.
8.75%, 10/15/2026(a)	690,000	622,725
HCA, Inc.
5.38%, 2/1/2025	1,627,000	1,687,508
5.63%, 9/1/2028	1,000,000	1,033,750
MPH Acquisition Holdings LLC
7.13%, 6/1/2024(a)	861,000	864,763
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	876,000	897,900
Tenet Healthcare Corp.
6.75%, 6/15/2023	1,253,000	1,284,325
4.63%, 7/15/2024	1,312,000	1,308,720
WellCare Health Plans, Inc.
5.25%, 4/1/2025	960,000	980,112
		15,969,938
Health Care Technology - 0.6%
IQVIA, Inc.
5.00%, 10/15/2026(a)	837,000	851,648

Hotels, Restaurants & Leisure - 8.0%
1011778 BC ULC
4.25%, 5/15/2024(a)	2,076,000	2,021,505
5.00%, 10/15/2025(a)	786,000	760,946
Caesars Resort Collection LLC
5.25%, 10/15/2025(a)	1,195,000	1,133,756
Golden Nugget, Inc.
6.75%, 10/15/2024(a)	898,000	902,490
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026(a)	1,165,000	1,170,825
KFC Holding Co.
5.00%, 6/1/2024(a)	812,000	820,729
5.25%, 6/1/2026(a)	566,000	575,905
MGM Resorts International
6.00%, 3/15/2023	593,000	620,426
Scientific Games International, Inc.
10.00%, 12/1/2022	1,449,000	1,523,262
5.00%, 10/15/2025(a)	695,000	673,281
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	687,000	676,695
Wynn Las Vegas LLC
5.50%, 3/1/2025(a)	1,087,000	1,081,891
		11,961,711
Household Products - 0.5%
Spectrum Brands, Inc.
5.75%, 7/15/2025	718,000	702,743

Independent Power and Renewable Electricity Producers - 1.7%
Calpine Corp.
5.38%, 1/15/2023	722,000	714,780
5.75%, 1/15/2025	1,155,000	1,105,913
NRG Energy, Inc.
6.63%, 1/15/2027	695,000	739,089
		2,559,782
Insurance - 0.6%
HUB International Ltd.
7.00%, 5/1/2026(a)	900,000	882,000

Interactive Media & Services - 0.5%
Rackspace Hosting, Inc.
8.63%, 11/15/2024(a)	770,000	673,750

IT Services - 3.7%
Exela Intermediate LLC
10.00%, 7/15/2023(a)	796,000	811,920
First Data Corp.
5.00%, 1/15/2024(a)	610,000	626,018
5.75%, 1/15/2024(a)	2,044,000	2,104,196
Zayo Group LLC
6.00%, 4/1/2023	172,000	174,150
5.75%, 1/15/2027(a)	1,840,000	1,784,800
		5,501,084
Leisure Products - 0.6%
Mattel, Inc.
6.75%, 12/31/2025(a)	972,000	956,205

Machinery - 1.7%
Navistar International Corp.
6.63%, 11/1/2025(a)	707,000	728,938
Novelis Corp.
6.25%, 8/15/2024(a)	1,063,000	1,070,973
5.88%, 9/30/2026(a)	674,000	657,150
		2,457,061
Media - 7.3%
AMC Networks, Inc.
5.00%, 4/1/2024	708,000	702,471
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024(a)	1,100,000	1,153,625
CSC Holdings LLC
10.88%, 10/15/2025(a)	980,000	1,136,800
6.50%, 2/1/2029(a)	750,000	784,695
DISH DBS Corp.
5.88%, 11/15/2024	1,359,000	1,144,550
7.75%, 7/1/2026	1,283,000	1,109,795

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Meredith Corp.
6.88%, 2/1/2026(a)	1,096,000	1,131,949
Sirius XM Radio, Inc.
6.00%, 7/15/2024(a)	973,000	1,008,271
5.00%, 8/1/2027(a)	1,080,000	1,055,700
Tribune Media Co.
5.88%, 7/15/2022	703,000	715,302
Univision Communications, Inc.
5.13%, 2/15/2025(a)	973,000	851,375
		10,794,533
Metals & Mining - 1.3%
Cleveland-Cliffs, Inc.
5.75%, 3/1/2025	760,000	742,900
First Quantum Minerals Ltd.
7.25%, 4/1/2023(a)	700,000	687,750
7.50%, 4/1/2025(a)	506,000	489,555
		1,920,205
Oil, Gas & Consumable Fuels - 7.8%
Antero Resources Corp.
5.38%, 11/1/2021	1,275,000	1,279,781
5.13%, 12/1/2022	128,000	128,205
California Resources Corp.
8.00%, 12/15/2022(a)	1,440,000	1,150,200
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	931,000	991,524
5.13%, 6/30/2027	960,000	979,200
Chesapeake Energy Corp.
8.00%, 1/15/2025	900,000	914,625
8.00%, 6/15/2027	675,000	668,250
CNX Resources Corp.
5.88%, 4/15/2022	1,120,000	1,131,200
CrownRock LP
5.63%, 10/15/2025(a)	845,000	818,594
Energy Transfer LP
4.25%, 3/15/2023	1,000,000	1,012,700
5.50%, 6/1/2027	350,000	367,500
EP Energy LLC
9.38%, 5/1/2024(a)	834,000	391,980
7.75%, 5/15/2026(a)	460,000	407,675
Matador Resources Co.
5.88%, 9/15/2026	550,000	547,250
Sanchez Energy Corp.
6.13%, 1/15/2023	759,000	114,799
Targa Resources Partners LP
5.88%, 4/15/2026(a)	665,000	691,600
		11,595,083
Pharmaceuticals - 3.0%
Bausch Health Cos., Inc.
5.88%, 5/15/2023(a)	1,725,000	1,716,375
6.13%, 4/15/2025(a)	1,287,000	1,238,737
Endo Dac
6.00%, 7/15/2023(a)	869,000	720,184
6.00%, 2/1/2025(a)(b)	925,000	712,250
		4,387,546
Professional Services - 0.5%
Jaguar Holding Co. II
6.38%, 8/1/2023(a)	676,000	681,070

Real Estate Management & Development - 0.6%
Howard Hughes Corp. (The)
5.38%, 3/15/2025(a)	667,000	658,663
Kennedy-Wilson, Inc.
5.88%, 4/1/2024	294,000	287,385
		946,048
Road & Rail - 0.6%
Hertz Corp. (The)
7.63%, 6/1/2022(a)	932,000	952,970

Software - 1.9%
Change Healthcare Holdings LLC
5.75%, 3/1/2025(a)	375,000	365,981
Infor US, Inc.
6.50%, 5/15/2022	1,030,000	1,050,363
Solera LLC
10.50%, 3/1/2024(a)	1,264,000	1,369,860
		2,786,204
Specialty Retail - 1.4%
PetSmart, Inc.
7.13%, 3/15/2023(a)	1,166,000	789,965
5.88%, 6/1/2025(a)	858,000	682,110
Staples, Inc.
8.50%, 9/15/2025(a)	650,000	637,000
		2,109,075
Technology Hardware, Storage & Peripherals - 1.9%
Dell International LLC
5.88%, 6/15/2021(a)	1,255,000	1,279,741
7.13%, 6/15/2024(a)	940,000	997,495
Xerox Corp.
3.62%, 3/15/2023(b)	600,000	586,500
		2,863,736
Thrifts & Mortgage Finance - 0.9%
Quicken Loans, Inc.
5.75%, 5/1/2025(a)	877,000	865,599
5.25%, 1/15/2028(a)	600,000	546,750
		1,412,349
Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc.
4.88%, 11/1/2025(a)	947,000	881,598
United Rentals North America, Inc.
6.50%, 12/15/2026	950,000	991,563
4.88%, 1/15/2028	1,010,000	963,287
		2,836,448
Wireless Telecommunication Services - 3.7%
Sprint Corp.
7.88%, 9/15/2023	1,869,000	2,000,316
7.13%, 6/15/2024	776,000	799,280
T-Mobile USA, Inc.
6.38%, 3/1/2025	800,000	832,500
6.50%, 1/15/2026	1,686,000	1,801,912
		5,434,008
TOTAL CORPORATE BONDS (Cost $144,527,026)		141,998,674

SHORT-TERM INVESTMENTS - 2.1%

REPURCHASE AGREEMENTS(c) - 2.1%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $3,194,146 (Cost $3,193,925)	3,193,925	3,193,925

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Total Investments - 97.6% (Cost $147,720,951)		145,192,599
Other Assets Less Liabilities - 2.4%		3,522,349
Net Assets - 100.0%		148,714,948

(a)         Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)         Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of February 28, 2019.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	260	6/19/2019	USD	$31,720,000	$174,165
U.S. Treasury 2 Year Note	170	6/28/2019	USD	36,073,203	35,626
U.S. Treasury 5 Year Note	690	6/28/2019	USD	79,048,125	236,070
					$445,861

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Inflation Expectations ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 83.6%

U.S. Treasury Inflation Linked Bonds
1.00%, 2/15/2049 (Cost $7,955,185)	8,154,831	7,952,633

SHORT-TERM INVESTMENTS - 12.1%

REPURCHASE AGREEMENTS(a) - 12.1%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $1,147,933 (Cost $1,147,853)	1,147,853	1,147,853

Total Investments - 95.7% (Cost $9,103,038)		9,100,486
Other Assets Less Liabilities - 4.3%		413,014
Net Assets - 100.0%		9,513,500

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,205,614	12/6/2019	Citibank NA	2.25%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)(3)	34,204
8,252,510	12/6/2019	Citibank NA	2.16%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)(4)	(917,407)
365,524	12/6/2019	Societe Generale	2.56%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)(3)	71,569
5,930,695	12/6/2019	Societe Generale	2.01%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)(4)	(369,123)
15,754,343					(1,180,757)
				Total Unrealized Appreciation	105,773
				Total Unrealized Depreciation	(1,286,530)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the U.S. Treasury Obligations section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

(4)         Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/30-Year_TIPS_February.pdf.

See accompanying notes to schedules of portfolio investments.

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 95.3%

Aerospace & Defense - 1.7%
Embraer Netherlands Finance BV
5.05%, 6/15/2025	776,000	823,344
Lockheed Martin Corp.
4.07%, 12/15/2042	1,888,000	1,845,252
United Technologies Corp.
6.13%, 7/15/2038	1,406,000	1,652,475
5.70%, 4/15/2040	2,047,000	2,307,712
4.50%, 6/1/2042	275,000	271,777
		6,900,560
Air Freight & Logistics - 0.4%
United Parcel Service, Inc.
6.20%, 1/15/2038	1,346,000	1,674,381

Automobiles - 1.4%
Daimler Finance North America LLC
8.50%, 1/18/2031	1,691,000	2,306,221
Ford Motor Co.
7.45%, 7/16/2031	675,000	712,146
4.75%, 1/15/2043	1,000,000	765,392
General Motors Co.
6.25%, 10/2/2043	550,000	543,662
5.20%, 4/1/2045	1,600,000	1,394,043
		5,721,464
Banks - 28.5%
Banco Santander SA
5.18%, 11/19/2025	300,000	307,677
4.25%, 4/11/2027	2,165,000	2,109,466
3.80%, 2/23/2028	800,000	751,271
4.38%, 4/12/2028	804,000	791,455
Bank of America Corp.
4.00%, 1/22/2025	1,025,000	1,027,193
Series L, 3.95%, 4/21/2025	1,217,000	1,216,796
4.45%, 3/3/2026	1,313,000	1,337,441
3.50%, 4/19/2026	535,000	531,351
4.25%, 10/22/2026	985,000	989,280
6.11%, 1/29/2037	1,306,000	1,507,854
7.75%, 5/14/2038	1,061,000	1,430,173
5.88%, 2/7/2042	1,322,000	1,607,729
5.00%, 1/21/2044	1,235,000	1,349,549
Barclays plc
3.65%, 3/16/2025	692,000	665,350
4.38%, 1/12/2026	3,571,000	3,541,839
5.25%, 8/17/2045	1,240,000	1,229,063
4.95%, 1/10/2047	700,000	670,101
BNP Paribas SA
4.25%, 10/15/2024	521,000	524,159
Citigroup, Inc.
3.88%, 3/26/2025	763,000	758,634
4.40%, 6/10/2025	1,445,000	1,469,532
5.50%, 9/13/2025	292,000	315,561
3.70%, 1/12/2026	827,000	825,210
4.60%, 3/9/2026	1,300,000	1,329,638
3.40%, 5/1/2026	801,000	781,364
4.30%, 11/20/2026	1,873,000	1,876,392
4.45%, 9/29/2027	2,523,000	2,533,111
4.13%, 7/25/2028	350,000	344,327
5.88%, 1/30/2042	707,000	838,197
Cooperatieve Rabobank UA
3.38%, 5/21/2025	260,000	260,587
4.38%, 8/4/2025	250,000	253,938
3.75%, 7/21/2026	183,000	176,908
5.25%, 5/24/2041	750,000	864,062
5.75%, 12/1/2043	2,116,000	2,426,289
5.25%, 8/4/2045	2,925,000	3,154,500
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/2025	1,559,000	1,538,694
4.55%, 4/17/2026	3,131,000	3,207,258
4.88%, 5/15/2045	1,200,000	1,233,898
Fifth Third Bancorp
8.25%, 3/1/2038	784,000	1,079,780
HSBC Bank USA NA
5.88%, 11/1/2034	2,000,000	2,320,602
HSBC Holdings plc
4.25%, 8/18/2025	200,000	201,532
4.30%, 3/8/2026	725,000	738,606
3.90%, 5/25/2026	1,364,000	1,355,415
4.38%, 11/23/2026	200,000	201,271
6.50%, 5/2/2036	2,078,000	2,465,955
6.80%, 6/1/2038	2,210,000	2,730,040
5.25%, 3/14/2044	1,807,000	1,907,237
ING Groep NV
3.95%, 3/29/2027	2,291,000	2,249,887
JPMorgan Chase & Co.
4.25%, 10/1/2027	854,000	867,180
6.40%, 5/15/2038	1,147,000	1,440,918
5.50%, 10/15/2040	1,728,000	1,991,062
5.60%, 7/15/2041	1,033,000	1,207,813
5.40%, 1/6/2042	1,284,000	1,460,068
5.63%, 8/16/2043	1,829,000	2,095,892
4.85%, 2/1/2044	750,000	798,118
4.95%, 6/1/2045	2,019,000	2,141,221
Lloyds Banking Group plc
4.50%, 11/4/2024	2,442,000	2,423,392
4.45%, 5/8/2025	266,000	272,058
4.58%, 12/10/2025	1,875,000	1,851,836
4.65%, 3/24/2026	701,000	691,854
3.75%, 1/11/2027	1,030,000	992,563
4.55%, 8/16/2028	750,000	761,315
4.34%, 1/9/2048	1,850,000	1,583,820
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/2026	3,709,000	3,757,849
3.68%, 2/22/2027	1,646,000	1,646,467
Mizuho Financial Group, Inc.
2.84%, 9/13/2026	617,000	584,223
3.17%, 9/11/2027	1,321,000	1,278,888
4.02%, 3/5/2028	502,000	515,050
National Australia Bank Ltd.
2.50%, 7/12/2026	902,000	837,160
PNC Bank NA
4.05%, 7/26/2028	884,000	910,506
Royal Bank of Scotland Group plc
4.80%, 4/5/2026	1,152,000	1,168,349
Sumitomo Mitsui Financial Group, Inc.
3.78%, 3/9/2026	2,923,000	2,954,427
2.63%, 7/14/2026	1,454,000	1,363,618
3.01%, 10/19/2026	401,000	385,011
3.45%, 1/11/2027	811,000	800,709
3.36%, 7/12/2027	308,000	301,939
Wells Fargo & Co.
3.00%, 2/19/2025	1,752,000	1,705,459

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
3.55%, 9/29/2025	1,293,000	1,292,669
3.00%, 4/22/2026	1,867,000	1,789,250
4.10%, 6/3/2026	1,540,000	1,552,663
3.00%, 10/23/2026	1,796,000	1,713,988
5.38%, 11/2/2043	748,000	814,249
4.65%, 11/4/2044	328,000	326,470
4.40%, 6/14/2046	750,000	721,049
4.75%, 12/7/2046	943,000	951,609
Wells Fargo Bank NA
6.60%, 1/15/2038	157,000	198,465
Westpac Banking Corp.
2.85%, 5/13/2026	2,316,000	2,202,489
2.70%, 8/19/2026	523,000	492,529
3.35%, 3/8/2027	1,204,000	1,178,880
		113,049,247
Beverages - 1.3%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	528,000	515,343
3.75%, 7/15/2042	1,885,000	1,558,583
Coca-Cola Co. (The)
2.88%, 10/27/2025	1,820,000	1,800,252
2.25%, 9/1/2026	1,168,000	1,083,997
		4,958,175
Biotechnology - 0.2%
AbbVie, Inc.
4.40%, 11/6/2042	750,000	665,951

Capital Markets - 6.6%
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	3,440,000	3,455,880
6.75%, 10/1/2037	4,422,000	5,257,122
6.25%, 2/1/2041	1,810,000	2,179,312
5.15%, 5/22/2045	750,000	754,968
Jefferies Group LLC
4.15%, 1/23/2030	1,404,000	1,226,714
Morgan Stanley
3.70%, 10/23/2024	1,136,000	1,141,160
4.00%, 7/23/2025	1,294,000	1,315,218
5.00%, 11/24/2025	1,693,000	1,780,591
3.88%, 1/27/2026	1,956,000	1,960,882
3.13%, 7/27/2026	119,000	113,744
4.35%, 9/8/2026	1,689,000	1,696,428
3.63%, 1/20/2027	154,000	151,558
6.38%, 7/24/2042	404,000	507,504
4.30%, 1/27/2045	1,808,000	1,774,885
4.38%, 1/22/2047	367,000	364,678
State Street Corp.
3.30%, 12/16/2024	891,000	902,325
3.55%, 8/18/2025	1,340,000	1,371,791
		25,954,760
Chemicals - 0.4%
Dow Chemical Co. (The)
7.38%, 11/1/2029	1,247,000	1,537,817

Communications Equipment - 1.1%
Cisco Systems, Inc.
5.90%, 2/15/2039	1,581,000	2,019,441
5.50%, 1/15/2040	1,864,000	2,279,622
		4,299,063
Consumer Finance - 0.9%
American Express Co.
4.05%, 12/3/2042	1,189,000	1,169,845
Ford Motor Credit Co. LLC
4.13%, 8/4/2025	985,000	900,169
4.39%, 1/8/2026	1,685,000	1,538,640
		3,608,654
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	1,706,000	1,804,741
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	1,800,000	1,732,150
4.42%, 11/15/2035	1,945,000	1,756,297
Shell International Finance BV
3.25%, 5/11/2025	1,662,000	1,667,558
2.88%, 5/10/2026	153,000	148,661
2.50%, 9/12/2026	107,000	100,982
4.13%, 5/11/2035	327,000	337,513
6.38%, 12/15/2038	1,291,000	1,686,988
5.50%, 3/25/2040	440,000	526,079
4.55%, 8/12/2043	945,000	1,011,401
4.38%, 5/11/2045	2,842,000	2,989,132
4.00%, 5/10/2046	1,810,000	1,808,017
3.75%, 9/12/2046	1,603,000	1,529,359
		17,098,878
Diversified Telecommunication Services - 5.2%
AT&T, Inc.
5.35%, 9/1/2040	1,450,000	1,454,504
5.55%, 8/15/2041	1,020,000	1,044,404
5.15%, 3/15/2042	100,000	97,370
Telefonica Emisiones SA
4.10%, 3/8/2027	237,000	233,194
7.05%, 6/20/2036	2,600,000	3,058,882
5.21%, 3/8/2047	750,000	718,343
4.90%, 3/6/2048	2,700,000	2,485,620
Verizon Communications, Inc.
2.63%, 8/15/2026	931,000	868,624
4.13%, 3/16/2027	2,008,000	2,056,782
4.50%, 8/10/2033	1,896,000	1,931,483
4.27%, 1/15/2036	1,351,000	1,318,561
5.25%, 3/16/2037	750,000	816,443
4.13%, 8/15/2046	745,000	681,936
4.86%, 8/21/2046	1,650,000	1,696,482
4.52%, 9/15/2048	1,000,000	977,844
5.01%, 4/15/2049	940,000	983,931
		20,424,403
Electric Utilities - 0.8%
Duke Energy Florida LLC
6.40%, 6/15/2038	986,000	1,267,968
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	1,596,000	2,058,074
		3,326,042
Energy Equipment & Services - 0.5%
Baker Hughes a GE Co. LLC
5.13%, 9/15/2040	762,000	772,697
Halliburton Co.
7.45%, 9/15/2039	763,000	1,000,812
		1,773,509
Entertainment - 2.0%
NBCUniversal Media LLC
4.45%, 1/15/2043	1,232,000	1,221,127
Viacom, Inc.
6.88%, 4/30/2036	991,000	1,119,578
4.38%, 3/15/2043	1,783,000	1,530,542

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Walt Disney Co. (The)
3.00%, 2/13/2026	955,000	946,531
1.85%, 7/30/2026	1,830,000	1,666,900
2.95%, 6/15/2027(a)	750,000	732,604
4.13%, 6/1/2044(a)	600,000	608,181
		7,825,463
Equity Real Estate Investment Trusts (REITs) - 0.5%
Weyerhaeuser Co.
7.38%, 3/15/2032	1,692,000	2,135,028

Food & Staples Retailing - 0.8%
Walmart, Inc.
5.25%, 9/1/2035	750,000	876,516
6.50%, 8/15/2037	1,700,000	2,222,477
		3,098,993
Food Products - 0.8%
JM Smucker Co. (The)
3.50%, 3/15/2025	852,000	834,012
Kraft Heinz Foods Co.
5.00%, 6/4/2042	2,499,000	2,266,569
Unilever Capital Corp.
5.90%, 11/15/2032	171,000	209,672
		3,310,253
Health Care Equipment & Supplies - 2.2%
Medtronic, Inc.
3.50%, 3/15/2025	3,951,000	4,013,054
4.38%, 3/15/2035	1,592,000	1,677,855
4.63%, 3/15/2045	2,717,000	2,976,437
		8,667,346
Health Care Providers & Services - 3.0%
Anthem, Inc.
4.65%, 1/15/2043	1,520,000	1,516,822
Ascension Health
3.95%, 11/15/2046	1,059,000	1,037,011
HCA, Inc.
5.25%, 4/15/2025	1,877,000	1,986,722
UnitedHealth Group, Inc.
3.75%, 7/15/2025	2,027,000	2,080,850
3.10%, 3/15/2026	987,000	967,711
3.85%, 6/15/2028	750,000	769,468
4.63%, 7/15/2035	1,147,000	1,246,725
6.88%, 2/15/2038	612,000	816,820
4.75%, 7/15/2045	1,476,000	1,604,860
		12,026,989
Industrial Conglomerates - 2.0%
General Electric Co.
6.75%, 3/15/2032	3,175,000	3,635,910
5.88%, 1/14/2038	1,000,000	1,049,950
6.88%, 1/10/2039	750,000	868,255
4.13%, 10/9/2042	725,000	612,810
4.50%, 3/11/2044	2,000,000	1,784,723
		7,951,648
Insurance - 1.6%
AXA SA
8.60%, 12/15/2030	1,618,000	2,111,102
Manulife Financial Corp.
4.15%, 3/4/2026	1,238,000	1,274,830
MetLife, Inc.
4.88%, 11/13/2043	1,052,000	1,121,515
4.05%, 3/1/2045	1,751,000	1,652,254
		6,159,701
IT Services - 0.5%
International Business Machines Corp.
3.45%, 2/19/2026	762,000	763,372
4.00%, 6/20/2042	1,138,000	1,084,248
		1,847,620
Machinery - 0.5%
Caterpillar, Inc.
3.80%, 8/15/2042	1,966,000	1,887,811

Media - 2.8%
Comcast Corp.
4.25%, 1/15/2033	1,202,000	1,229,617
6.50%, 11/15/2035	977,000	1,196,807
4.65%, 7/15/2042	1,664,000	1,689,575
4.75%, 3/1/2044	1,003,000	1,041,096
Time Warner Cable LLC
7.30%, 7/1/2038	2,448,000	2,739,530
6.75%, 6/15/2039	2,187,000	2,347,318
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	596,000	754,907
		10,998,850
Metals & Mining - 3.3%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	1,412,000	1,428,646
5.00%, 9/30/2043	1,316,000	1,502,872
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	662,000	759,934
Southern Copper Corp.
6.75%, 4/16/2040	1,035,000	1,203,061
5.25%, 11/8/2042	1,462,000	1,447,924
5.88%, 4/23/2045	1,634,000	1,752,741
Vale Overseas Ltd.
6.25%, 8/10/2026	1,740,000	1,846,140
6.88%, 11/21/2036	1,467,000	1,602,991
6.88%, 11/10/2039	1,463,000	1,603,814
		13,148,123
Multiline Retail - 0.4%
Target Corp.
2.50%, 4/15/2026	904,000	860,525
4.00%, 7/1/2042	349,000	338,303
3.63%, 4/15/2046	600,000	539,708
		1,738,536
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,414,000	1,718,193

Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.
6.45%, 9/15/2036	1,050,000	1,181,581
BP Capital Markets plc
3.51%, 3/17/2025	1,394,000	1,405,552
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	1,002,000	1,149,379
Cenovus Energy, Inc.
6.75%, 11/15/2039	1,135,000	1,198,546
CNOOC Finance 2015 USA LLC
3.50%, 5/5/2025	750,000	742,183
4.38%, 5/2/2028	225,000	233,518
ConocoPhillips
6.50%, 2/1/2039	2,291,000	2,996,057
ConocoPhillips Holding Co.
6.95%, 4/15/2029	1,494,000	1,897,808

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Ecopetrol SA
4.13%, 1/16/2025	1,121,000	1,117,525
5.88%, 5/28/2045	1,999,000	2,015,592
Hess Corp.
5.60%, 2/15/2041	1,615,000	1,568,145
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	862,000	1,030,705
Kinder Morgan, Inc.
7.75%, 1/15/2032	943,000	1,184,051
Nexen, Inc.
6.40%, 5/15/2037	833,000	1,046,734
Phillips 66
5.88%, 5/1/2042	1,004,000	1,164,127
Suncor Energy, Inc.
6.50%, 6/15/2038	1,230,000	1,483,895
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	277,000	318,339
7.63%, 1/15/2039	500,000	659,477
Valero Energy Corp.
6.63%, 6/15/2037	1,324,000	1,567,269
Williams Cos., Inc. (The)
6.30%, 4/15/2040	1,454,000	1,639,090
		25,599,573
Pharmaceuticals - 5.8%
AstraZeneca plc
3.38%, 11/16/2025	1,858,000	1,826,866
6.45%, 9/15/2037	2,830,000	3,449,649
4.00%, 9/18/2042	741,000	679,345
4.38%, 11/16/2045	600,000	580,188
GlaxoSmithKline Capital, Inc.
3.63%, 5/15/2025	114,000	116,139
3.88%, 5/15/2028	1,650,000	1,696,570
6.38%, 5/15/2038	2,791,000	3,529,560
Merck & Co., Inc.
4.15%, 5/18/2043	1,527,000	1,561,429
Novartis Capital Corp.
4.40%, 5/6/2044	394,000	419,344
Pfizer, Inc.
2.75%, 6/3/2026	994,000	960,378
3.00%, 12/15/2026	1,696,000	1,664,593
4.00%, 12/15/2036	114,000	115,080
7.20%, 3/15/2039	3,047,000	4,299,187
4.13%, 12/15/2046	225,000	228,904
Wyeth LLC
5.95%, 4/1/2037	1,377,000	1,699,675
		22,826,907
Software - 1.7%
Microsoft Corp.
4.50%, 10/1/2040	852,000	927,340
5.30%, 2/8/2041	960,000	1,150,422
Oracle Corp.
6.50%, 4/15/2038	983,000	1,258,439
6.13%, 7/8/2039	1,027,000	1,269,727
5.38%, 7/15/2040	2,000,000	2,283,093
		6,889,021
Specialty Retail - 1.1%
Home Depot, Inc. (The)
5.88%, 12/16/2036	3,584,000	4,350,843

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.
2.50%, 2/9/2025	1,795,000	1,735,654
3.20%, 5/13/2025	3,055,000	3,066,121
3.85%, 5/4/2043	1,275,000	1,234,119
4.45%, 5/6/2044	960,000	1,006,266
3.45%, 2/9/2045	1,443,000	1,302,048
4.38%, 5/13/2045	100,000	103,668
HP, Inc.
6.00%, 9/15/2041	1,467,000	1,496,268
		9,944,144
Tobacco - 0.4%
Altria Group, Inc.
5.38%, 1/31/2044	1,500,000	1,396,512
Philip Morris International, Inc.
4.25%, 11/10/2044	275,000	251,938
		1,648,450
Wireless Telecommunication Services - 3.2%
America Movil SAB de CV
6.38%, 3/1/2035	938,000	1,125,275
6.13%, 3/30/2040	1,486,000	1,794,793
4.38%, 7/16/2042	944,000	941,727
Telefonica Europe BV
8.25%, 9/15/2030	723,000	933,604
Vodafone Group plc
4.13%, 5/30/2025	1,764,000	1,765,835
4.38%, 5/30/2028	1,412,000	1,398,016
6.15%, 2/27/2037	1,136,000	1,217,825
5.00%, 5/30/2038	804,000	761,970
5.25%, 5/30/2048	2,912,000	2,775,196
		12,714,241
TOTAL CORPORATE BONDS (Cost $384,401,299)		377,480,637

Shares

SECURITIES LENDING REINVESTMENTS(b) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $1,242,675)	1,242,675	1,242,675

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 1.7%

REPURCHASE AGREEMENTS(c) - 1.7%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $6,753,038 (Cost $6,752,570)	6,752,570	6,752,570

Total Investments - 97.3% (Cost $392,396,544)		385,475,882
Other Assets Less Liabilities - 2.7%		10,744,504
Net Assets - 100.0%		396,220,386

See accompanying notes to schedules of portfolio investments.

(a)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $1,206,706, collateralized in the form of cash with a value of $1,242,675 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)         The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $1,242,675.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	1,220	6/19/2019	USD	$148,840,000	$808,363
U.S. Treasury Long Bond	1,376	6/19/2019	USD	198,789,000	2,404,846
U.S. Treasury Ultra Bond	214	6/19/2019	USD	34,153,063	554,727
					$3,767,936

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

K-1 Free Crude Oil Strategy ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 81.8%

REPURCHASE AGREEMENTS(a) - 81.8%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $28,948,828 (Cost $28,946,819)	28,946,819	28,946,819

Total Investments - 81.8% (Cost $28,946,819)		28,946,819
Other Assets Less Liabilities - 18.2%		6,434,438
Net Assets - 100.0%		35,381,257

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
WTI Crude Oil	618	3/20/2019	USD	$35,361,960	$2,944,386

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 96.0%

Aerospace & Defense - 2.6%
Arconic, Inc.	38,739	716,284
Boeing Co. (The)	7,469	3,286,061
General Dynamics Corp.	9,542	1,624,239
Huntington Ingalls Industries, Inc.	11,787	2,468,316
Lockheed Martin Corp.	13,637	4,219,424
Northrop Grumman Corp.	12,234	3,547,371
Raytheon Co.	17,914	3,340,961
Textron, Inc.	20,619	1,119,612
United Technologies Corp.	2,435	306,006
		20,628,274
Airlines - 0.5%
Delta Air Lines, Inc.	18,658	925,063
United Continental Holdings, Inc.*	30,844	2,708,412
		3,633,475
Auto Components - 0.4%
BorgWarner, Inc.	39,383	1,599,343
Goodyear Tire & Rubber Co. (The)	82,283	1,627,558
		3,226,901
Automobiles - 0.6%
Ford Motor Co.	319,083	2,798,358
Harley-Davidson, Inc.	45,066	1,672,850
		4,471,208
Banks - 5.7%
Bank of America Corp.	303,944	8,838,692
Citigroup, Inc.	28,876	1,847,486
Citizens Financial Group, Inc.	77,066	2,846,818
Comerica, Inc.	5,272	459,244
Fifth Third Bancorp	100,984	2,785,139
Huntington Bancshares, Inc.	194,176	2,798,076
JPMorgan Chase & Co.	62,784	6,552,138
KeyCorp	126,907	2,241,178
People’s United Financial, Inc.	130,422	2,316,295
PNC Financial Services Group, Inc. (The)	29,094	3,666,426
Regions Financial Corp.	170,986	2,804,170
SunTrust Banks, Inc.	49,685	3,223,066
SVB Financial Group*	4,864	1,202,186
Wells Fargo & Co.	58,422	2,914,674
		44,495,588
Beverages - 1.1%
Brown-Forman Corp., Class B	35,411	1,752,490
Coca-Cola Co. (The)	51,484	2,334,285
Constellation Brands, Inc., Class A	17,290	2,924,776
PepsiCo, Inc.	16,676	1,928,413
		8,939,964
Biotechnology - 1.6%
AbbVie, Inc.	40,696	3,224,751
Amgen, Inc.	10,366	1,970,369
Biogen, Inc.*	4,616	1,514,094
Gilead Sciences, Inc.	4,118	267,752
Incyte Corp.*	14,698	1,267,409
Regeneron Pharmaceuticals, Inc.*	867	373,452
Vertex Pharmaceuticals, Inc.*	18,867	3,561,146
		12,178,973
Building Products - 0.4%
Johnson Controls International plc	71,879	2,535,172
Masco Corp.	17,318	650,464
		3,185,636
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	3,557	389,883
Charles Schwab Corp. (The)	28,347	1,304,245
CME Group, Inc.	21,597	3,928,710
E*TRADE Financial Corp.	51,495	2,522,740
Franklin Resources, Inc.	15,286	498,476
Goldman Sachs Group, Inc. (The)	12,505	2,459,733
Intercontinental Exchange, Inc.	43,267	3,338,049
Invesco Ltd.	92,988	1,799,318
Morgan Stanley	83,457	3,503,525
Nasdaq, Inc.	26,773	2,451,604
S&P Global, Inc.	9,554	1,914,335
State Street Corp.	33,511	2,408,436
T. Rowe Price Group, Inc.	29,167	2,929,242
		29,448,296
Chemicals - 1.2%
Air Products & Chemicals, Inc.	1,822	330,110
CF Industries Holdings, Inc.	38,812	1,637,866
DowDuPont, Inc.	18,459	982,573
Eastman Chemical Co.	31,460	2,601,427
FMC Corp.	3,640	325,780
Linde plc	1,733	300,225
LyondellBasell Industries NV, Class A	25,447	2,176,228
Mosaic Co. (The)	42,538	1,330,163
		9,684,372
Commercial Services & Supplies - 0.8%
Republic Services, Inc.	34,676	2,719,639
Waste Management, Inc.	33,137	3,355,121
		6,074,760
Communications Equipment - 1.2%
Arista Networks, Inc.*	1,259	359,130
Cisco Systems, Inc.	65,828	3,407,915
F5 Networks, Inc.*	9,806	1,648,781
Juniper Networks, Inc.	95,164	2,577,041
Motorola Solutions, Inc.	12,143	1,737,906
		9,730,773
Construction & Engineering - 0.4%
Fluor Corp.	40,758	1,532,501
Quanta Services, Inc.	51,044	1,819,208
		3,351,709
Construction Materials - 0.1%
Vulcan Materials Co.	6,878	766,622

Consumer Finance - 0.9%
Capital One Financial Corp.	18,494	1,545,729
Discover Financial Services	39,058	2,796,943
Synchrony Financial	91,415	2,981,043
		7,323,715
Containers & Packaging - 0.8%
Avery Dennison Corp.	6,725	726,569
International Paper Co.	21,317	976,745
Packaging Corp. of America	25,902	2,475,972
Westrock Co.	64,779	2,421,439
		6,600,725
Distributors - 0.3%
LKQ Corp.*	91,642	2,538,483

Diversified Consumer Services - 0.2%
H&R Block, Inc.	72,244	1,744,693

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B*	39,114	7,873,648

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	116,498	3,625,418
CenturyLink, Inc.	181,577	2,395,001
Verizon Communications, Inc.	72,531	4,128,464
		10,148,883
Electric Utilities - 2.6%
American Electric Power Co., Inc.	40,696	3,302,480
Edison International	48,814	2,923,471
Entergy Corp.	29,726	2,774,328
Evergy, Inc.	46,091	2,576,948
Exelon Corp.	71,644	3,481,182
Pinnacle West Capital Corp.	11,199	1,049,794
PPL Corp.	59,507	1,914,340
Xcel Energy, Inc.	48,636	2,668,171
		20,690,714
Electrical Equipment - 0.5%
AMETEK, Inc.	35,762	2,845,940
Emerson Electric Co.	16,100	1,097,215
		3,943,155
Electronic Equipment, Instruments & Components - 0.2%
Knowles Corp.*	1	8
TE Connectivity Ltd.	14,278	1,172,081
		1,172,089
Energy Equipment & Services - 0.7%
Baker Hughes a GE Co.	94,860	2,502,407
Helmerich & Payne, Inc.	13,878	752,188
National Oilwell Varco, Inc.	83,365	2,345,891
		5,600,486
Entertainment - 1.6%
Electronic Arts, Inc.*	36,420	3,488,308
Netflix, Inc.*	8,452	3,026,661
Twenty-First Century Fox, Inc., Class A	30,731	1,549,764
Viacom, Inc., Class B	83,826	2,449,396
Walt Disney Co. (The)	17,662	1,992,980
		12,507,109
Equity Real Estate Investment Trusts (REITs) - 4.5%
Apartment Investment & Management Co., Class A	48,356	2,366,059
AvalonBay Communities, Inc.	15,086	2,936,188
Boston Properties, Inc.	9,139	1,212,654
Duke Realty Corp.	85,267	2,521,345
Extra Space Storage, Inc.	26,153	2,509,119
Federal Realty Investment Trust	10,093	1,348,324
HCP, Inc.	84,676	2,605,480
Host Hotels & Resorts, Inc.	142,720	2,798,739
Iron Mountain, Inc.	25,449	901,404
Kimco Realty Corp.	140,684	2,474,632
Macerich Co. (The)	249	10,856
Mid-America Apartment Communities, Inc.	24,855	2,574,481
Public Storage	14,558	3,078,871
Simon Property Group, Inc.	19,885	3,602,367
Ventas, Inc.	10,041	630,073
Welltower, Inc.	25,963	1,929,311
Weyerhaeuser Co.	83,224	2,071,445
		35,571,348
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	1,337	292,455
Kroger Co. (The)	73,118	2,144,551
Sysco Corp.	4,483	302,827
Walgreens Boots Alliance, Inc.	23,380	1,664,422
Walmart, Inc.	13,639	1,350,125
		5,754,380
Food Products - 1.6%
Campbell Soup Co.	26,770	964,255
Conagra Brands, Inc.	36,472	852,351
General Mills, Inc.	24,111	1,136,351
Hershey Co. (The)	22,414	2,480,781
Hormel Foods Corp.	14,474	627,593
JM Smucker Co. (The)	23,093	2,445,780
Lamb Weston Holdings, Inc.	12,461	863,672
Tyson Foods, Inc., Class A	44,539	2,746,275
		12,117,058
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	12,337	957,598
ABIOMED, Inc.*	6,435	2,152,507
Align Technology, Inc.*	4,642	1,202,139
Baxter International, Inc.	43,782	3,271,829
Boston Scientific Corp.*	34,384	1,379,486
Danaher Corp.	32,245	4,095,760
Edwards Lifesciences Corp.*	2,858	483,831
Hologic, Inc.*	46,701	2,201,952
IDEXX Laboratories, Inc.*	12,956	2,734,105
Medtronic plc	58,243	5,270,992
ResMed, Inc.	27,180	2,784,047
Zimmer Biomet Holdings, Inc.	2,395	297,267
		26,831,513
Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	28,655	2,386,961
Anthem, Inc.	1,038	312,158
Cardinal Health, Inc.	35,669	1,938,253
Centene Corp.*	46,113	2,807,821
CVS Health Corp.	33,507	1,937,710
DaVita, Inc.*	8,490	483,081
Humana, Inc.	2,083	593,738
McKesson Corp.	2,318	294,757
Quest Diagnostics, Inc.	17,301	1,497,402
UnitedHealth Group, Inc.	15,146	3,668,664
Universal Health Services, Inc., Class B	2,498	346,797
WellCare Health Plans, Inc.*	1,086	275,388
		16,542,730
Health Care Technology - 0.2%
Cerner Corp.*	30,921	1,730,030

Hotels, Restaurants & Leisure - 2.6%
Carnival Corp.	48,732	2,814,760
Darden Restaurants, Inc.	23,267	2,608,463
Hilton Worldwide Holdings, Inc.	31,870	2,648,397
Marriott International, Inc., Class A	24,163	3,026,899
McDonald’s Corp.	16,397	3,014,425
Norwegian Cruise Line Holdings Ltd.*	48,363	2,685,597
Royal Caribbean Cruises Ltd.	23,109	2,737,954
Yum! Brands, Inc.	6,051	571,820
		20,108,315
Household Durables - 1.2%
DR Horton, Inc.	47,976	1,865,787
Garmin Ltd.	30,133	2,530,268
Lennar Corp., Class A	56,470	2,709,430
PulteGroup, Inc.	82,890	2,238,030
		9,343,515

See accompanying notes to schedules of portfolio investments.

Investments	Shares		Value ($)
Household Products - 1.0%
Church & Dwight Co., Inc.	37,047		2,437,693
Clorox Co. (The)	9,209		1,455,298
Procter & Gamble Co. (The)	39,009		3,844,337
			7,737,328
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp.	30,904		532,476
NRG Energy, Inc.	53,363		2,224,170
			2,756,646
Industrial Conglomerates - 0.7%
3M Co.	3,221		668,003
General Electric Co.	27,032		280,862
Honeywell International, Inc.	8,322		1,282,171
Roper Technologies, Inc.	10,085		3,264,010
			5,495,046
Insurance - 3.5%
Allstate Corp. (The)	30,108		2,841,593
Arthur J Gallagher & Co.	33,258		2,669,952
Assurant, Inc.	24,412		2,514,192
Everest Re Group Ltd.	11,178		2,527,458
Hartford Financial Services Group, Inc. (The)	52,937		2,612,970
Loews Corp.	53,380		2,541,956
MetLife, Inc.	39,014		1,763,043
Progressive Corp. (The)	47,646		3,473,393
Prudential Financial, Inc.	19,157		1,836,199
Torchmark Corp.	29,850		2,464,416
Unum Group	61,251		2,288,337
			27,533,509
Interactive Media & Services - 3.1%
Alphabet, Inc., Class A*	5,593		6,300,794
Alphabet, Inc., Class C*	5,796		6,491,057
Facebook, Inc., Class A*	64,247		10,372,678
Twitter, Inc.*	32,104		988,161
			24,152,690
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc.*	8,848		14,509,216
Expedia Group, Inc.	2,464		303,836
			14,813,052
IT Services - 3.5%
Accenture plc, Class A	1,927		310,979
Akamai Technologies, Inc.*	12,380		862,391
Alliance Data Systems Corp.	13,251		2,292,423
Broadridge Financial Solutions, Inc.	19,472		1,971,540
Cognizant Technology Solutions Corp., Class A	44,020		3,124,540
International Business Machines Corp.	5,642		779,329
Jack Henry & Associates, Inc.	19,104		2,533,763
Mastercard, Inc., Class A	11,917		2,678,584
Paychex, Inc.	38,595		2,972,587
PayPal Holdings, Inc.*	5,003		490,644
Total System Services, Inc.	7,834		739,530
VeriSign, Inc.*	15,639		2,784,368
Visa, Inc., Class A	27,758		4,111,515
Western Union Co. (The)	99,408		1,776,421
			27,428,614
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	37,525		2,980,986
Illumina, Inc.*	4,930		1,541,956
IQVIA Holdings, Inc.*	19,560		2,740,356
Mettler-Toledo International, Inc.*	3,905		2,658,954
Thermo Fisher Scientific, Inc.	1,155		299,803
			10,222,055
Machinery - 1.6%
Dover Corp.	28,245		2,557,020
Illinois Tool Works, Inc.	8,246		1,188,084
PACCAR, Inc.	43,142		2,925,028
Parker-Hannifin Corp.	14,431		2,542,165
Pentair plc	55,913		2,378,539
Snap-on, Inc.	3,556		568,960
Wabtec Corp.	—	(b)	30
			12,159,826
Media - 1.9%
CBS Corp. (Non-Voting), Class B	22,001		1,104,670
Charter Communications, Inc., Class A*	6,380		2,200,526
Comcast Corp., Class A	109,341		4,228,216
Discovery, Inc., Class A*	77,318		2,234,490
DISH Network Corp., Class A*	11,707		380,595
News Corp., Class A	182,103		2,370,981
Omnicom Group, Inc.	35,355		2,676,374
			15,195,852
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	144,003		1,857,639
Nucor Corp.	17,936		1,086,383
			2,944,022
Multiline Retail - 0.4%
Dollar General Corp.	5,202		616,229
Kohl’s Corp.	7,726		521,737
Macy’s, Inc.	31,726		786,488
Nordstrom, Inc.	6,137		290,157
Target Corp.	17,308		1,257,253
			3,471,864
Multi-Utilities - 1.3%
Ameren Corp.	37,807		2,693,371
CenterPoint Energy, Inc.	86,429		2,604,970
DTE Energy Co.	23,827		2,944,064
WEC Energy Group, Inc.	21,982		1,676,787
			9,919,192
Oil, Gas & Consumable Fuels - 5.4%
Apache Corp.	77,871		2,583,760
Chevron Corp.	42,768		5,114,197
Cimarex Energy Co.	14,722		1,058,659
Concho Resources, Inc.	20,107		2,211,770
ConocoPhillips	59,955		4,067,947
Devon Energy Corp.	25,490		752,210
Diamondback Energy, Inc.	2,783		286,454
EOG Resources, Inc.	38,143		3,585,442
Exxon Mobil Corp.	78,737		6,222,585
HollyFrontier Corp.	24,266		1,242,419
Noble Energy, Inc.	110,075		2,438,161
Occidental Petroleum Corp.	51,542		3,409,503
ONEOK, Inc.	12,518		804,407
Phillips 66	33,983		3,274,602
Pioneer Natural Resources Co.	20,220		2,850,009
Valero Energy Corp.	28,967		2,362,549
			42,264,674
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	10,102		1,585,408

Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	28,350		1,464,561
Eli Lilly & Co.(c)	4,961		626,525

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Johnson & Johnson	51,418	7,025,755
Merck & Co., Inc.	36,923	3,001,471
Nektar Therapeutics*	55,270	2,240,646
Pfizer, Inc.	94,235	4,085,087
Zoetis, Inc.	37,654	3,548,136
		21,992,181
Professional Services - 0.3%
Robert Half International, Inc.	33,347	2,273,932

Road & Rail - 1.5%
CSX Corp.	18,076	1,313,583
JB Hunt Transport Services, Inc.	3,976	428,096
Kansas City Southern	5,639	612,621
Norfolk Southern Corp.	20,100	3,603,930
Union Pacific Corp.	32,293	5,415,536
		11,373,766
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc.*	16,569	389,869
Analog Devices, Inc.	21,402	2,289,158
Applied Materials, Inc.	36,068	1,382,847
Broadcom, Inc.	18,095	4,982,639
Intel Corp.	80,269	4,251,046
KLA-Tencor Corp.	5,043	582,416
Micron Technology, Inc.*	80,684	3,298,362
NVIDIA Corp.	13,329	2,056,131
Qorvo, Inc.*	15,910	1,115,927
Skyworks Solutions, Inc.	23,163	1,891,491
Texas Instruments, Inc.	15,701	1,660,852
Xilinx, Inc.	7,313	916,319
		24,817,057
Software - 6.3%
Adobe, Inc.*	20,833	5,468,662
Autodesk, Inc.*	20,267	3,303,724
Cadence Design Systems, Inc.*	51,746	2,962,458
Citrix Systems, Inc.	23,676	2,497,818
Fortinet, Inc.*	22,861	1,984,106
Intuit, Inc.	10,115	2,499,720
Microsoft Corp.	171,095	19,167,773
Oracle Corp.	74,522	3,884,832
salesforce.com, Inc.*	14,148	2,315,320
Symantec Corp.	114,536	2,575,915
Synopsys, Inc.*	26,338	2,678,048
		49,338,376
Specialty Retail - 2.6%
Best Buy Co., Inc.	30,078	2,070,569
CarMax, Inc.*	27,761	1,723,958
Foot Locker, Inc.	9,723	578,713
Gap, Inc. (The)	31,724	805,790
Home Depot, Inc. (The)	30,182	5,587,895
L Brands, Inc.	18,054	471,932
O’Reilly Automotive, Inc.*	2,311	859,600
Ross Stores, Inc.	33,143	3,142,951
TJX Cos., Inc. (The)	51,313	2,631,844
Ulta Beauty, Inc.*	9,003	2,813,347
		20,686,599
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	97,973	16,964,025
Hewlett Packard Enterprise Co.	56,493	925,355
HP, Inc.	131,382	2,592,167
NetApp, Inc.	33,751	2,200,565
Seagate Technology plc	16,128	750,920
		23,433,032
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd.*	43,321	1,975,438
NIKE, Inc., Class B	7,550	647,261
Ralph Lauren Corp.	17,245	2,158,557
Tapestry, Inc.	25,815	901,976
Under Armour, Inc., Class A*	113,937	2,569,279
		8,252,511
Tobacco - 1.3%
Altria Group, Inc.	82,769	4,337,923
Philip Morris International, Inc.	65,090	5,658,925
		9,996,848
Trading Companies & Distributors - 0.5%
Fastenal Co.	5,689	358,066
United Rentals, Inc.*	17,238	2,320,062
WW Grainger, Inc.	2,725	830,498
		3,508,626
TOTAL COMMON STOCKS (Cost $764,864,710)		751,311,846

SECURITIES LENDING REINVESTMENTS(d) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $552,798)	552,798	552,798

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 1.2%

REPURCHASE AGREEMENTS(e) - 1.2%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $9,715,451 (Cost $9,714,777)	9,714,777	9,714,777

Total Investments - 97.3% (Cost $775,132,285)		761,579,421
Other Assets Less Liabilities - 2.7%		21,462,240
Net Assets - 100.0%		783,041,661

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $23,755,866.

(b)         Amount represents less than one share.

(c)          The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $544,562, collateralized in the form of cash with a value of $552,798 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(d)         The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $552,798.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(216,230,502)	11/6/2019	Deutsche Bank AG	(2.36)%	Credit Suisse 130/30 Large Cap Index (short portion)(3)	2,280,157
(7,066,608)	11/6/2019	Goldman Sachs International	(2.51)%	Credit Suisse 130/30 Large Cap Index (short portion)(3)	(392,510)
(8,852,010)	11/6/2019	Societe Generale	(2.31)%	Credit Suisse 130/30 Large Cap Index (short portion)(3)	(332,913)
179,060,905	11/13/2019	Societe Generale	2.71%	Credit Suisse 130/30 Large Cap Index (long portion)(4)	10,380,742
(4,678,633)	11/6/2019	UBS AG	(2.61)%	Credit Suisse 130/30 Large Cap Index (short portion)(3)	(197,791)
88,595,380	11/13/2019	UBS AG	2.86%	Credit Suisse 130/30 Large Cap Index (long portion)(4)	4,857,983
30,828,532					16,595,668
				Total Unrealized Appreciation	17,518,882
				Total Unrealized Depreciation	(923,214)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_February.pdf

(4)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

Long Online /Short Stores ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 96.6%

Diversified Consumer Services - 4.3%
Chegg, Inc.*	55,247	2,189,438

Entertainment - 4.2%
Netflix, Inc.*	5,997	2,147,526

Internet & Direct Marketing Retail - 88.1%
1-800-Flowers.com, Inc., Class A*	47,151	841,174
Alibaba Group Holding Ltd., ADR*	42,342	7,749,856
Amazon.com, Inc.*	7,127	11,687,068
Blue Apron Holdings, Inc., Class A*(b)	102,948	110,154
Duluth Holdings, Inc., Class B*(b)	38,678	982,421
eBay, Inc.	58,443	2,171,157
Etsy, Inc.*	36,981	2,635,636
Groupon, Inc.*	657,304	2,149,384
JD.com, Inc., ADR*	55,549	1,539,263
Lands’ End, Inc.*	42,646	777,437
MercadoLibre, Inc.*	3,879	1,779,646
Nutrisystem, Inc.	39,052	1,690,171
Overstock.com, Inc.*(b)	42,559	843,094
PetMed Express, Inc.(b)	27,371	630,902
Qurate Retail, Inc.*	99,828	1,797,902
Shutterfly, Inc.*	44,580	1,997,630
Stitch Fix, Inc., Class A*(b)	55,585	1,546,375
Vipshop Holdings Ltd., ADR*	213,632	1,533,878
Wayfair, Inc., Class A*	13,615	2,255,733
		44,718,881
TOTAL COMMON STOCKS (Cost $48,095,651)		49,055,845

SECURITIES LENDING REINVESTMENTS(c) - 6.6%

INVESTMENT COMPANIES - 6.6%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $3,365,612)	3,365,612	3,365,612

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 4.3%

REPURCHASE AGREEMENTS(d) - 4.3%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $2,160,612 (Cost $2,160,463)	2,160,463	2,160,463

Total Investments - 107.5% (Cost $53,621,726)		54,581,920
Liabilities in excess of other assets - (7.5%)		(3,812,136)
Net Assets - 100.0%		50,769,784

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,316,776.

(b)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $3,234,824, collateralized in the form of cash with a value of $3,365,612 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)          The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $3,365,612.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt

Swap Agreements

Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(4,954,530)	11/13/2019	Credit Suisse International	(3.01)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(2,420,367)
350,974	11/13/2019	Credit Suisse International	2.71%	ProShares Online Retail Index	85,885
(20,416,960)	11/6/2019	Societe Generale	(1.31)%	Solactive-ProShares Bricks and Mortar Retail Store Index	741,609
1,356,729	11/6/2019	Societe Generale	2.86%	ProShares Online Retail Index	569,826
(23,663,787)					(1,023,047)
				Total Unrealized Appreciation	1,397,320
				Total Unrealized Depreciation	(2,420,367)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Managed Futures Strategy ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 96.4%

REPURCHASE AGREEMENTS(a) - 96.4%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $3,634,797 (Cost $3,634,545)	3,634,545	3,634,545
Total Investments - 96.4% (Cost $3,634,545)		3,634,545
Other Assets Less Liabilities - 3.6%		134,283
Net Assets - 100.0%		3,768,828

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Managed Futures Strategy ETF had the following open long and short futures contracts as of February 28, 2019:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Copper	1	5/29/2019	USD	$73,700	$2,610
Corn	5	7/12/2019	USD	94,875	(3,576)
Foreign Exchange AUD/USD	2	3/18/2019	USD	141,900	(345)
Foreign Exchange CAD/USD	2	3/19/2019	USD	152,260	1,160
Foreign Exchange GBP/USD	3	3/18/2019	USD	248,962	5,837
Foreign Exchange JPY/USD	3	3/18/2019	USD	337,031	(8,720)
Gold	3	4/26/2019	USD	126,346	1,256
Live Cattle	4	4/30/2019	USD	207,760	5,779
Silver	5	5/29/2019	USD	78,170	(1,052)
Soybean	2	5/14/2019	USD	91,025	(2,418)
Sugar No. 11	5	4/30/2019	USD	71,568	(34)
U.S. Treasury 10 Year Note	6	6/19/2019	USD	732,000	(3,557)
U.S. Treasury Long Bond	2	6/19/2019	USD	288,938	(2,909)
					$(5,969)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Cocoa	4	5/15/2019	USD	$89,880	$(422)
Coffee ‘C’	2	5/20/2019	USD	73,838	6,388
Cotton No. 2	3	5/8/2019	USD	109,230	2,061
E-Mini Crude Oil	2	3/19/2019	USD	57,220	(4,197)
E-Mini Euro	3	3/18/2019	USD	213,628	939
Foreign Exchange CHF/USD	2	3/18/2019	USD	250,950	1,158
Lean Hogs	3	4/12/2019	USD	67,050	9,251
Natural Gas	2	3/27/2019	USD	56,240	(3,255)
NY Harbor ULSD	1	4/30/2019	USD	84,911	(4,984)
RBOB Gasoline	1	4/30/2019	USD	74,164	(4,706)
Wheat	3	5/14/2019	USD	68,925	9,967
					$12,200
					$6,231

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Merger ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 66.2%

Aerospace & Defense - 3.1%
Esterline Technologies Corp.*	1,404	170,937

Banks - 2.6%
MB Financial, Inc.	3,173	143,642

Biotechnology - 6.1%
Celgene Corp.*	2,058	171,061
Spark Therapeutics, Inc.*	1,480	167,684
		338,745
Commercial Services & Supplies - 3.0%
Multi-Color Corp.	3,358	167,396

Communications Equipment - 6.4%
ARRIS International plc*	5,346	169,361
Finisar Corp.*	7,512	183,969
		353,330
Containers & Packaging - 6.1%
Bemis Co., Inc.	3,144	166,317
RPC Group plc	16,667	175,082
		341,399
Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd., Class A*	6,727	167,166

Insurance - 2.7%
Stewart Information Services Corp.	3,565	153,045

Internet & Direct Marketing Retail - 2.9%
Nutrisystem, Inc.	3,791	164,074

IT Services - 6.5%
First Data Corp., Class A*	7,846	197,248
Travelport Worldwide Ltd.	10,434	164,023
		361,271
Media - 3.1%
Tribune Media Co., Class A	3,685	170,358

Metals & Mining - 3.0%
Goldcorp, Inc.	15,963	168,613

Oil, Gas & Consumable Fuels - 2.4%
Penn Virginia Corp.*	2,460	132,004

Pharmaceuticals - 3.1%
BTG plc*	15,522	171,495

Semiconductors & Semiconductor Equipment - 3.0%
Integrated Device Technology, Inc.*	3,480	168,188

Software - 9.2%
Ellie Mae, Inc.*	1,693	168,436
Red Hat, Inc.*	956	174,566
Ultimate Software Group, Inc. (The)*	502	166,413
		509,415
TOTAL COMMON STOCKS (Cost $3,630,043)		3,681,078

MASTER LIMITED PARTNERSHIPS - 2.1%

Oil, Gas & Consumable Fuels - 2.1%
Antero Midstream Partners LP (Cost $141,535)	4,761	114,978

Number of Rights

RIGHTS - 0.1%

Food Products - 0.1%
Schuman, Inc., CVR*(a)(b) (Cost $—)	4,250	2,223

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 34.2%

REPURCHASE AGREEMENTS(c) - 19.9%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $1,106,177 (Cost $1,106,100)	1,106,100	1,106,100

U.S. TREASURY OBLIGATIONS - 14.3%
U.S. Treasury Bills 2.40%, 5/23/2019(d) (Cost $795,607)	800,000	795,809

TOTAL SHORT-TERM INVESTMENTS (Cost $1,901,707)		1,901,909

Total Investments - 102.6% (Cost $5,673,285)		5,700,188
Liabilities in excess of other assets - (2.6%)		(142,576)
Net Assets - 100.0%		5,557,612

*                 Non-income producing security.

(a)         Security fair valued as of February 28, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2019 amounted to $2,223, which represents approximately 0.04% of net assets of the Fund.

(b)         Illiquid security.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)         The rate shown was the current yield as of February 28, 2019.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

See accompanying notes to schedules of portfolio investments.

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of February 28, 2019:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Canadian Dollar	Goldman Sachs & Co.	05/08/19	(236,000)	$179,998	$179,619	$379
U.S. Dollar vs. British Pound	Goldman Sachs & Co.	05/08/19	(265,000)	$344,242	$352,701	$(8,459)
						$(8,080)

Swap Agreements

Merger ETF had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(4,816)	11/6/2019	Citibank NA	(1.71)%	S&P Merger Arbitrage Index (short exposure to Acquirers)(3)	602
5,765	11/6/2019	Citibank NA	2.86%	S&P Merger Arbitrage Index (long exposure to Targets)(4)	(109)
(1,104,474)	11/6/2020	Societe Generale	(1.81)%	S&P Merger Arbitrage Index (short exposure to Acquirers)(3)	(95,638)
—	11/6/2019	Societe Generale	(2.96)%	S&P Merger Arbitrage Index (long exposure to Targets)(4)	(5,676)
(1,103,525)					(100,821)
				Total Unrealized Appreciation	602
				Total Unrealized Depreciation	(101,423)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_Acquirers_February.pdf.

(4)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

Merger ETF invested, as a percentage of net assets, in the following countries as of February 28, 2019:

United States	73.5%
United Kingdom	6.2%
Canada	3.0%
Other (1)	17.3%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Morningstar Alternatives Solution ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 99.9%

ProShares DJ Brookfield Global Infrastructure ETF(a)	17,782	760,803
ProShares Global Listed Private Equity ETF(a)	3,668	123,153
ProShares Hedge Replication ETF(a)	19,797	893,538
ProShares Inflation Expectations ETF(a)	22,234	620,662
ProShares Managed Futures Strategy ETF(a)	43,069	1,709,193
ProShares Merger ETF(a)	55,027	2,046,179
ProShares RAFITM Long/Short(a)	24,770	881,812

TOTAL EXCHANGE TRADED FUNDS (Cost $7,054,783)		7,035,340

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(b) - 0.3%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $21,643 (Cost $21,641)	21,641	21,641

Total Investments - 100.2% (Cost $7,076,424)		7,056,981
Liabilities in excess of other assets - (0.2%)		(17,436)
Net Assets - 100.0%		7,039,545

(a)         Affiliated company as defined under the Investment Company Act of 1940.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Investment in a company which was affiliated for the period ending February 28, 2019, was as follows:

Exchange Traded Funds	Value May 31, 2018	Purchases at Cost	Sales at Value	Shares February 28, 2019	Value February 28, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$604,251	$1,053,344	$907,796	17,782	$760,803	$41,668	$16,583	$(30,664)
ProShares Global Listed Private Equity ETF	939,698	337,560	1,055,493	3,668	123,153	96,012	26,949	(194,624)
ProShares Hedge Replication ETF	2,149,793	297,717	1,531,606	19,797	893,538	(43,498)	6,818	21,132
ProShares Inflation Expectations ETF	1,316,697	199,380	855,607	22,234	620,662	(13,453)	26,546	(26,355)
ProShares Managed Futures Strategy ETF	766,348	1,261,960	314,502	43,069	1,709,193	(10,626)	16,691	6,013
ProShares Merger ETF	1,552,788	993,498	564,825	55,027	2,046,179	69,239	20,257	(4,521)
ProShares RAFITM Long/Short	935,634	536,964	565,158	24,770	881,812	7,639	11,333	(33,267)
	$8,265,209	$4,680,423	$5,794,987	186,347	$7,035,340	$146,981	$125,177	$(262,286)

See accompanying notes to schedules of portfolio investments.

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 1.7%
BAE Systems plc	296,773	1,839,478

Beverages - 3.6%
Asahi Group Holdings Ltd.	46,692	2,016,245
Diageo plc	51,165	1,982,770
		3,999,015
Chemicals - 5.3%
Croda International plc	30,172	1,930,740
FUCHS PETROLUB SE (Preference)	42,722	1,911,848
Novozymes A/S, Class B	44,376	2,016,876
		5,859,464
Commercial Services & Supplies - 1.8%
Babcock International Group plc	278,815	2,006,308

Diversified Financial Services - 5.6%
Groupe Bruxelles Lambert SA	21,443	2,065,202
Mitsubishi UFJ Lease & Finance Co. Ltd.	384,582	1,958,839
Standard Life Aberdeen plc	658,128	2,159,991
		6,184,032
Electric Utilities - 5.5%
CK Infrastructure Holdings Ltd.	245,925	2,050,472
Red Electrica Corp. SA	91,669	1,983,286
SSE plc	129,572	2,048,305
		6,082,063
Equity Real Estate Investment Trusts (REITs) - 1.9%
Link REIT	181,200	2,048,651

Food & Staples Retailing - 3.6%
Koninklijke Ahold Delhaize NV	77,861	2,010,373
Sundrug Co. Ltd.	62,636	1,918,691
		3,929,064
Food Products - 7.4%
Associated British Foods plc	67,190	2,004,556
Chocoladefabriken Lindt & Spruengli AG, Class PC	316	2,058,663
Kerry Group plc, Class A	19,460	2,005,399
Nestle SA (Registered)	22,456	2,036,864
		8,105,482
Gas Utilities - 2.0%
APA Group	304,060	2,165,398

Health Care Equipment & Supplies - 5.6%
Asahi Intecc Co. Ltd.	40,932	1,967,177
Coloplast A/S, Class B	21,203	2,115,673
Sysmex Corp.	33,384	2,008,978
		6,091,828
Health Care Providers & Services - 7.5%
Fresenius Medical Care AG & Co. KGaA	26,018	2,040,687
Fresenius SE & Co. KGaA	37,750	2,124,794
Ramsay Health Care Ltd.	47,161	2,173,543
Ryman Healthcare Ltd.	257,700	1,931,848
		8,270,872
Hotels, Restaurants & Leisure - 5.3%
Compass Group plc	90,000	1,993,155
Domino’s Pizza Enterprises Ltd.	61,274	1,798,227
Paddy Power Betfair plc	25,511	2,065,411
		5,856,793
Household Durables - 4.0%
SEB SA	12,638	2,178,781
Techtronic Industries Co. Ltd.	323,783	2,163,420
		4,342,201
Insurance - 2.0%
Prudential plc	101,596	2,148,612

Interactive Media & Services - 1.9%
REA Group Ltd.	35,863	2,080,471

Media - 1.8%
WPP plc	183,016	2,010,241

Multiline Retail - 1.8%
Pan Pacific International Holdings Corp.	32,225	1,922,152

Multi-Utilities - 1.8%
AGL Energy Ltd.	128,026	1,931,894

Oil, Gas & Consumable Fuels - 3.7%
Enagas SA	71,686	2,044,803
Washington H Soul Pattinson & Co. Ltd.	96,600	2,022,608
		4,067,411
Personal Products - 1.8%
L’Oreal SA	7,924	2,002,217

Pharmaceuticals - 7.3%
Novartis AG (Registered)	22,451	2,051,736
Novo Nordisk A/S, Class B	39,958	1,962,743
Roche Holding AG	7,396	2,058,734
Sanofi	23,620	1,976,863
		8,050,076
Professional Services - 3.8%
Intertek Group plc	30,055	2,033,187
Wolters Kluwer NV	32,119	2,120,555
		4,153,742
Real Estate Management & Development - 1.8%
Daito Trust Construction Co. Ltd.	14,292	1,981,648

Road & Rail - 1.9%
MTR Corp. Ltd.	359,105	2,063,191

Specialty Retail - 1.9%
Shimamura Co. Ltd.	24,047	2,032,719

Textiles, Apparel & Luxury Goods - 1.8%
EssilorLuxottica SA	16,673	2,021,011

Trading Companies & Distributors - 3.7%
Ashtead Group plc	77,140	2,055,157
Bunzl plc	62,423	1,970,274
		4,025,431
Wireless Telecommunication Services - 1.8%
Vodafone Group plc	1,095,720	1,957,020

TOTAL COMMON STOCKS (Cost $108,788,409)		109,228,485

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $140,875 (Cost $140,866)	140,866	140,866

Total Investments - 99.7% (Cost $108,929,275)		109,369,351
Other Assets Less Liabilities - 0.3%		344,264
Net Assets - 100.0%		109,713,615

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2019:

United Kingdom	25.6%
Japan	14.4%
Australia	11.1%
Switzerland	7.5%
France	7.5%
Hong Kong	5.7%
Denmark	5.6%
Germany	5.5%
Netherlands	3.7%
Ireland	3.7%
Spain	3.7%
Belgium	1.9%
China	1.9%
New Zealand	1.8%
Other (1)	0.4%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.9%

Auto Components - 1.2%
Huayu Automotive Systems Co. Ltd., Class A	85,100	264,100

Automobiles - 1.2%
SAIC Motor Corp. Ltd., Class A	63,200	267,689

Banks - 13.3%
Absa Group Ltd.	20,644	264,536
Bancolombia SA, ADR	5,673	274,233
Bank Central Asia Tbk. PT	131,213	257,203
Bank Rakyat Indonesia Persero Tbk. PT	936,256	256,235
Capitec Bank Holdings Ltd.	2,922	270,811
E.Sun Financial Holding Co. Ltd.	351,558	252,447
Grupo Financiero Inbursa SAB de CV, Class O	180,131	268,682
Itau Unibanco Holding SA, ADR	26,021	244,597
Nedbank Group Ltd.	12,484	251,917
OTP Bank Nyrt.	6,134	259,418
Public Bank Bhd.	41,650	256,056
		2,856,135
Chemicals - 2.5%
Asian Paints Ltd.	13,176	260,311
Pidilite Industries Ltd.	16,840	272,856
		533,167
Construction & Engineering - 1.2%
Larsen & Toubro Ltd., GDR(a)	14,700	266,364

Construction Materials - 1.2%
Grupo Argos SA	44,146	256,724

Consumer Finance - 1.2%
Bajaj Finance Ltd.	7,132	265,622

Diversified Financial Services - 6.0%
FirstRand Ltd.	55,660	253,938
Metro Pacific Investments Corp.	2,761,806	250,976
PSG Group Ltd.	14,345	264,411
Remgro Ltd.	18,119	258,664
RMB Holdings Ltd.	45,082	256,282
		1,284,271
Electronic Equipment, Instruments & Components - 2.5%
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	51,700	266,766
Sunny Optical Technology Group Co. Ltd.	22,728	269,270
		536,036
Equity Real Estate Investment Trusts (REITs) - 1.2%
Resilient REIT Ltd.	57,178	249,626

Food & Staples Retailing - 4.6%
BIM Birlesik Magazalar A/S	14,560	233,745
Clicks Group Ltd.	20,216	259,138
SPAR Group Ltd. (The)	17,690	250,657
Yonghui Superstores Co. Ltd., Class A	195,300	252,661
		996,201
Food Products - 3.6%
Indofood CBP Sukses Makmur Tbk. PT	340,779	247,696
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	66,900	270,554
Nestle Malaysia Bhd.	6,998	254,692
		772,942
Gas Utilities - 2.4%
China Gas Holdings Ltd.	77,824	255,786
China Resources Gas Group Ltd.	59,793	259,746
		515,532
Health Care Providers & Services - 4.7%
Bangkok Dusit Medical Services PCL, Class F	337,427	252,702
Netcare Ltd.	142,517	257,251
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	112,238	252,222
Sinopharm Group Co. Ltd., Class H	56,182	249,785
		1,011,960
Hotels, Restaurants & Leisure - 1.2%
Jollibee Foods Corp.	42,755	254,447

Household Products - 2.3%
Hindustan Unilever Ltd.	10,379	252,835
Unilever Indonesia Tbk. PT	72,741	251,691
		504,526
Industrial Conglomerates - 3.5%
Alfa SAB de CV, Class A	218,433	248,665
SK Holdings Co. Ltd.	1,027	248,828
Turkiye Sise ve Cam Fabrikalari A/S	210,482	265,752
		763,245
Insurance - 2.5%
Discovery Ltd.	24,939	272,646
Sanlam Ltd.	46,453	259,362
		532,008
Interactive Media & Services - 1.2%
Tencent Holdings Ltd.	5,886	251,794

IT Services - 2.4%
Infosys Ltd., ADR	23,622	253,228
Tata Consultancy Services Ltd.	9,229	257,363
		510,591
Media - 2.4%
China South Publishing & Media Group Co. Ltd., Class A	130,900	264,689
Naspers Ltd., Class N	1,158	250,222
		514,911
Oil, Gas & Consumable Fuels - 3.2%
LUKOIL PJSC, ADR	3,085	257,752
Reliance Industries Ltd.	14,903	257,941
Rosneft Oil Co. PJSC, GDR(a)	29,954	179,424
		695,117
Personal Products - 3.6%
Godrej Consumer Products Ltd.	27,607	261,160
Hengan International Group Co. Ltd.	31,722	256,411
Marico Ltd.	53,710	256,520
		774,091
Pharmaceuticals - 5.2%
China Medical System Holdings Ltd.	242,729	255,415

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	76,500	278,829
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	128,200	279,746
Yunnan Baiyao Group Co. Ltd., Class A(b)	23,600	300,303
		1,114,293
Real Estate Management & Development - 9.7%
Aldar Properties PJSC	557,224	270,041
Ayala Land, Inc.	298,757	254,163
Central Pattana PCL	104,102	249,415
China Fortune Land Development Co. Ltd., Class A	58,532	276,806
China Overseas Land & Investment Ltd.	69,207	254,796
China Vanke Co. Ltd., Class H	66,670	253,099
Longfor Group Holdings Ltd.	85,841	254,797
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	187,571	265,038
		2,078,155
Semiconductors & Semiconductor Equipment - 1.4%
Phison Electronics Corp.	33,406	303,923

Specialty Retail - 1.2%
Foschini Group Ltd. (The)	21,915	267,139

Textiles, Apparel & Luxury Goods - 1.2%
Page Industries Ltd.	828	259,453

Thrifts & Mortgage Finance - 2.4%
Housing Development Finance Corp. Ltd.	9,699	251,072
LIC Housing Finance Ltd.	40,963	273,850
		524,922
Tobacco - 1.2%
ITC Ltd.	66,194	256,907

Transportation Infrastructure - 4.9%
Beijing Capital International Airport Co. Ltd., Class H	275,115	275,124
Grupo Aeroportuario del Pacifico SAB de CV, Class B	29,033	270,433
Grupo Aeroportuario del Sureste SAB de CV, Class B	15,566	263,965
International Container Terminal Services, Inc.	113,047	253,547
		1,063,069
Water Utilities - 1.2%
Guangdong Investment Ltd.	131,585	252,450

Wireless Telecommunication Services - 2.4%
America Movil SAB de CV, Series L	344,105	247,709
Globe Telecom, Inc.	7,095	260,644
		508,353
TOTAL COMMON STOCKS (Cost $20,061,211)		21,505,763

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.8%

REPURCHASE AGREEMENTS(c) - 0.8%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $175,779 (Cost $175,768)	175,768	175,768

Total Investments - 100.7% (Cost $20,236,979)		21,681,531
Liabilities in excess of other assets - (0.7%)		(155,771)
Net Assets - 100.0%		21,525,760

(a)         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)         Security fair valued as of February 28, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2019 amounted to $300,303, which represents approximately 1.40% of net assets of the Fund.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

See accompanying notes to schedules of portfolio investments.

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2019:

China	29.4%
South Africa	18.1%
India	16.9%
Philippines	6.0%
Mexico	5.9%
Indonesia	4.7%
Taiwan	2.6%
Colombia	2.5%
Malaysia	2.4%
Thailand	2.4%
Turkey	2.3%
Russia	2.0%
United Arab Emirates	1.2%
Hungary	1.2%
South Korea	1.2%
Brazil	1.1%
Other (1)	0.1%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.4%

Aerospace & Defense - 2.6%
BAE Systems plc	38,556	238,980

Beverages - 2.8%
Diageo plc	6,647	257,588

Chemicals - 8.2%
Croda International plc	3,920	250,845
FUCHS PETROLUB SE (Preference)	5,550	248,368
Novozymes A/S, Class B	5,765	262,017
		761,230
Commercial Services & Supplies - 2.8%
Babcock International Group plc	36,223	260,655

Diversified Financial Services - 5.9%
Groupe Bruxelles Lambert SA	2,786	268,323
Standard Life Aberdeen plc	85,503	280,623
		548,946
Electric Utilities - 5.7%
Red Electrica Corp. SA	11,909	257,655
SSE plc	16,834	266,116
		523,771
Food & Staples Retailing - 2.8%
Koninklijke Ahold Delhaize NV	10,115	261,169

Food Products - 11.3%
Associated British Foods plc	8,729	260,422
Chocoladefabriken Lindt & Spruengli AG, Class PC	41	267,105
Kerry Group plc, Class A	2,528	260,516
Nestle SA (Registered)	2,917	264,586
		1,052,629
Health Care Equipment & Supplies - 3.0%
Coloplast A/S, Class B	2,755	274,899

Health Care Providers & Services - 5.8%
Fresenius Medical Care AG & Co. KGaA	3,380	265,106
Fresenius SE & Co. KGaA	4,904	276,026
		541,132
Hotels, Restaurants & Leisure - 5.7%
Compass Group plc	11,693	258,955
Paddy Power Betfair plc	3,314	268,307
		527,262
Household Durables - 3.1%
SEB SA	1,642	283,079

Insurance - 3.0%
Prudential plc	13,199	279,140

Media - 2.8%
WPP plc	23,777	261,166

Oil, Gas & Consumable Fuels - 2.9%
Enagas SA	9,313	265,648

Personal Products - 2.8%
L’Oreal SA	1,030	260,258

Pharmaceuticals - 11.3%
Novartis AG (Registered)	2,917	266,576
Novo Nordisk A/S, Class B	5,191	254,983
Roche Holding AG	961	267,502
Sanofi	3,069	256,858
		1,045,919
Professional Services - 5.8%
Intertek Group plc	3,905	264,169
Wolters Kluwer NV	4,173	275,509
		539,678
Textiles, Apparel & Luxury Goods - 2.8%
EssilorLuxottica SA	2,166	262,551

Trading Companies & Distributors - 5.6%
Ashtead Group plc	10,022	267,005
Bunzl plc	8,110	255,978
		522,983
Wireless Telecommunication Services - 2.7%
Vodafone Group plc	142,354	254,253

TOTAL COMMON STOCKS (Cost $9,609,168)		9,222,936

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $10,468 (Cost $10,468)	10,468	10,468

Total Investments - 99.5% (Cost $9,619,636)		9,233,404
Other Assets Less Liabilities - 0.5%		50,003
Net Assets - 100.0%		9,283,407

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See accompanying notes to schedules of portfolio investments.

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2019:

United Kingdom	39.4%
Switzerland	11.5%
France	11.4%
Denmark	8.5%
Germany	8.5%
Netherlands	5.8%
Ireland	5.7%
Spain	5.7%
Belgium	2.9%
Other (1)	0.6%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Online Retail ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Diversified Consumer Services - 4.4%
Chegg, Inc.*	30,552	1,210,776

Entertainment - 4.4%
Netflix, Inc.*	3,316	1,187,459

Internet & Direct Marketing Retail - 90.8%
1-800-Flowers.com, Inc., Class A*	26,075	465,178
Alibaba Group Holding Ltd., ADR*	23,415	4,285,647
Amazon.com, Inc.*	3,941	6,462,570
Blue Apron Holdings, Inc., Class A*(a)	56,931	60,916
Duluth Holdings, Inc., Class B*(a)	21,389	543,281
eBay, Inc.	32,319	1,200,651
Etsy, Inc.*	20,451	1,457,543
Groupon, Inc.*	363,493	1,188,622
JD.com, Inc., ADR*	30,719	851,223
Lands’ End, Inc.*	23,583	429,918
MercadoLibre, Inc.*	2,145	984,105
Nutrisystem, Inc.	21,596	934,675
Overstock.com, Inc.*(a)	23,535	466,228
PetMed Express, Inc.(a)	15,136	348,885
Qurate Retail, Inc.*	55,206	994,260
Shutterfly, Inc.*	24,653	1,104,701
Stitch Fix, Inc., Class A*(a)	30,739	855,159
Vipshop Holdings Ltd., ADR*	118,140	848,245
Wayfair, Inc., Class A*	7,529	1,247,405
		24,729,212
TOTAL COMMON STOCKS (Cost $27,524,326)		27,127,447

SECURITIES LENDING REINVESTMENTS(b) - 7.0%

INVESTMENT COMPANIES - 7.0%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $1,910,638)	1,910,638	1,910,638

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(c) - 0.3%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $87,954 (Cost $87,947)	87,947	87,947

Total Investments - 106.9% (Cost $29,522,911)		29,126,032
Liabilities in excess of other assets - (6.9%)		(1,891,515)
Net Assets - 100.0%		27,234,517

*                 Non-income producing security.

(a)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $1,836,002, collateralized in the form of cash with a value of $1,910,638 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)         The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $1,910,638.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Pet Care ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Distributors - 0.1%
Arata Corp.	479	18,242

Food Products - 13.7%
Freshpet, Inc.*	48,303	1,991,049
JM Smucker Co. (The)	4,180	442,704
Nestle SA (Registered)	13,391	1,212,375
		3,646,128
Health Care Equipment & Supplies - 13.5%
Heska Corp.*	12,108	990,313
IDEXX Laboratories, Inc.*	12,347	2,605,588
		3,595,901
Health Care Providers & Services - 16.8%
Covetrus, Inc.*	62,546	2,237,896
CVS Group plc	148,267	933,320
Patterson Cos., Inc.	3,126	70,491
PetIQ, Inc.*	41,009	1,234,781
		4,476,488
Household Products - 12.3%
Central Garden & Pet Co., Class A*	75,867	2,112,896
Colgate-Palmolive Co.	17,571	1,157,402
		3,270,298
Insurance - 4.6%
Trupanion, Inc.*	40,728	1,236,095

Internet & Direct Marketing Retail - 8.3%
PetMed Express, Inc.	42,499	979,602
zooplus AG*	9,443	1,245,949
		2,225,551
Pharmaceuticals - 23.5%
Aratana Therapeutics, Inc.*	100,748	405,007
Dechra Pharmaceuticals plc	85,047	2,788,467
Elanco Animal Health, Inc.*	2,729	82,525
RaQualia Pharma, Inc.*	35,317	614,994
Virbac SA*	8,519	1,120,157
Zoetis, Inc.	13,293	1,252,599
		6,263,749
Specialty Retail - 6.9%
Pets at Home Group plc	702,691	1,411,069
Tractor Supply Co.	4,595	438,133
		1,849,202
TOTAL COMMON STOCKS (Cost $26,366,807)		26,581,654

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(a) - 0.2%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $57,300 (Cost $57,297)	57,297	57,297

Total Investments - 99.9% (Cost $26,424,104)		26,638,951
Other Assets Less Liabilities - 0.1%		37,626
Net Assets - 100.0%		26,676,577

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Pet Care ETF invested, as a percentage of net assets, in the following countries as of February 28, 2019:

United States	64.6%
United Kingdom	19.3%
Germany	4.7%
Switzerland	4.5%
France	4.2%
Japan	2.4%
Other (1)	0.3%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 95.6%

Aerospace & Defense - 2.0%
Arconic, Inc.	243	4,493
Boeing Co. (The)	112	49,276
Curtiss-Wright Corp.	11	1,356
Esterline Technologies Corp.*	19	2,313
General Dynamics Corp.	76	12,937
Harris Corp.	29	4,783
Hexcel Corp.	19	1,371
Huntington Ingalls Industries, Inc.	12	2,513
L3 Technologies, Inc.	30	6,352
Lockheed Martin Corp.	67	20,730
Moog, Inc., Class A	16	1,503
Northrop Grumman Corp.	38	11,018
Raytheon Co.	81	15,107
Spirit AeroSystems Holdings, Inc., Class A	26	2,569
Teledyne Technologies, Inc.*	9	2,124
Textron, Inc.	102	5,539
TransDigm Group, Inc.*	19	8,248
Triumph Group, Inc.	46	1,065
United Technologies Corp.	337	42,351
		195,648
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	58	5,242
Expeditors International of Washington, Inc.	53	3,972
FedEx Corp.	90	16,290
Hub Group, Inc., Class A*	29	1,247
United Parcel Service, Inc., Class B	276	30,415
XPO Logistics, Inc.*	31	1,561
		58,727
Airlines - 0.2%
American Airlines Group, Inc.	72	2,565
Delta Air Lines, Inc.	97	4,809
JetBlue Airways Corp.*	60	1,002
Southwest Airlines Co.	48	2,690
United Continental Holdings, Inc.*	77	6,762
		17,828
Auto Components - 0.4%
Adient plc	128	2,488
American Axle & Manufacturing Holdings, Inc.*	109	1,755
Aptiv plc	72	5,984
Autoliv, Inc.	37	3,027
BorgWarner, Inc.	83	3,371
Cooper Tire & Rubber Co.	48	1,534
Cooper-Standard Holdings, Inc.*	13	781
Dana, Inc.	92	1,817
Delphi Technologies plc	50	1,090
Garrett Motion, Inc.*	20	335
Gentex Corp.	85	1,729
Goodyear Tire & Rubber Co. (The)	258	5,103
Lear Corp.	33	5,018
Tenneco, Inc., Class A	61	2,111
Veoneer, Inc.*(a)	37	1,131
Visteon Corp.*	30	2,570
		39,844
Automobiles - 1.2%
Ford Motor Co.	6,064	53,182
General Motors Co.	1,379	54,443
Harley-Davidson, Inc.	102	3,786
Tesla, Inc.*	6	1,919
Thor Industries, Inc.	14	904
		114,234
Banks - 7.1%
Associated Banc-Corp.	74	1,723
Bank of America Corp.	3,628	105,502
Bank of Hawaii Corp.	15	1,233
Bank OZK	26	853
BankUnited, Inc.	46	1,679
BB&T Corp.	357	18,196
CIT Group, Inc.	106	5,403
Citigroup, Inc.	1,507	96,418
Citizens Financial Group, Inc.	253	9,346
Comerica, Inc.	50	4,355
Commerce Bancshares, Inc.	34	2,140
Cullen/Frost Bankers, Inc.	19	1,970
East West Bancorp, Inc.	38	2,075
Fifth Third Bancorp	363	10,012
First Horizon National Corp.	69	1,078
First Republic Bank	36	3,779
FNB Corp.	118	1,444
Fulton Financial Corp.	79	1,357
Hancock Whitney Corp.	35	1,529
Huntington Bancshares, Inc.	387	5,577
IBERIABANK Corp.	17	1,330
Investors Bancorp, Inc.	103	1,295
JPMorgan Chase & Co.	1,507	157,270
KeyCorp	413	7,294
M&T Bank Corp.	51	8,826
MB Financial, Inc.	32	1,449
PacWest Bancorp	49	2,010
People’s United Financial, Inc.	183	3,250
PNC Financial Services Group, Inc. (The)	190	23,944
Popular, Inc.	65	3,665
Prosperity Bancshares, Inc.	25	1,861
Regions Financial Corp.	517	8,479
Signature Bank	16	2,172
SunTrust Banks, Inc.	213	13,817
SVB Financial Group*	12	2,966
Synovus Financial Corp.	36	1,428
TCF Financial Corp.	71	1,626
Texas Capital Bancshares, Inc.*	14	854
Umpqua Holdings Corp.	106	1,927
United Bankshares, Inc.	39	1,497
US Bancorp	669	34,581
Valley National Bancorp	110	1,162
Webster Financial Corp.	31	1,780
Wells Fargo & Co.	2,401	119,786
Wintrust Financial Corp.	16	1,179
Zions Bancorp NA	63	3,219
		684,336
Beverages - 1.4%
Brown-Forman Corp., Class B	45	2,227
Coca-Cola Co. (The)	1,296	58,760
Coca-Cola European Partners plc	69	3,253
Constellation Brands, Inc., Class A	23	3,891
Molson Coors Brewing Co., Class B	78	4,809
Monster Beverage Corp.*	36	2,298
PepsiCo, Inc.	498	57,589
		132,827

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Biotechnology - 1.2%
AbbVie, Inc.	268	21,236
Alexion Pharmaceuticals, Inc.*	41	5,549
Amgen, Inc.	199	37,826
Biogen, Inc.*	44	14,432
BioMarin Pharmaceutical, Inc.*	15	1,399
Celgene Corp.*	94	7,813
Gilead Sciences, Inc.	356	23,147
Regeneron Pharmaceuticals, Inc.*	9	3,877
United Therapeutics Corp.*	15	1,894
		117,173
Building Products - 0.3%
AO Smith Corp.	23	1,194
Fortune Brands Home & Security, Inc.	40	1,885
Johnson Controls International plc	376	13,262
Lennox International, Inc.	7	1,717
Masco Corp.	72	2,704
Owens Corning	39	1,947
Resideo Technologies, Inc.*	34	874
USG Corp.	39	1,681
		25,264
Capital Markets - 2.1%
Affiliated Managers Group, Inc.	17	1,863
Ameriprise Financial, Inc.	59	7,766
Bank of New York Mellon Corp. (The)	423	22,199
BlackRock, Inc.	35	15,513
Charles Schwab Corp. (The)	172	7,914
CME Group, Inc.	91	16,554
E*TRADE Financial Corp.	76	3,723
Eaton Vance Corp.	32	1,339
Federated Investors, Inc., Class B	47	1,398
Franklin Resources, Inc.	191	6,229
Goldman Sachs Group, Inc. (The)	180	35,406
Intercontinental Exchange, Inc.	114	8,795
Invesco Ltd.	213	4,122
Janus Henderson Group plc	52	1,274
Legg Mason, Inc.	57	1,667
LPL Financial Holdings, Inc.	36	2,715
Moody’s Corp.	19	3,289
Morgan Stanley	523	21,956
Nasdaq, Inc.	33	3,022
Northern Trust Corp.	66	6,151
Raymond James Financial, Inc.	38	3,138
S&P Global, Inc.	34	6,813
SEI Investments Co.	19	1,002
State Street Corp.	132	9,487
Stifel Financial Corp.	31	1,687
T. Rowe Price Group, Inc.	75	7,532
TD Ameritrade Holding Corp.	49	2,760
Waddell & Reed Financial, Inc., Class A	88	1,629
		206,943
Chemicals - 1.6%
Air Products & Chemicals, Inc.	60	10,871
Albemarle Corp.	27	2,465
Ashland Global Holdings, Inc.	24	1,857
Axalta Coating Systems Ltd.*	73	1,951
Cabot Corp.	27	1,266
Celanese Corp.	40	4,092
CF Industries Holdings, Inc.	152	6,414
Chemours Co. (The)	47	1,787
DowDuPont, Inc.	528	28,105
Eastman Chemical Co.	67	5,540
Ecolab, Inc.	66	11,148
Element Solutions, Inc.*	167	1,880
FMC Corp.	28	2,506
Huntsman Corp.	115	2,851
International Flavors & Fragrances, Inc.	21	2,678
Linde plc	85	14,725
LyondellBasell Industries NV, Class A	207	17,703
Mosaic Co. (The)	365	11,414
Olin Corp.	70	1,810
PolyOne Corp.	34	1,109
PPG Industries, Inc.	81	9,070
RPM International, Inc.	55	3,183
Scotts Miracle-Gro Co. (The)	16	1,310
Sherwin-Williams Co. (The)	13	5,632
Trinseo SA	19	954
		152,321
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	38	1,355
Cintas Corp.	17	3,512
Clean Harbors, Inc.*	33	2,244
Covanta Holding Corp.	90	1,528
Deluxe Corp.	20	931
KAR Auction Services, Inc.	46	2,169
Pitney Bowes, Inc.	237	1,704
Republic Services, Inc.	98	7,686
RR Donnelley & Sons Co.	227	1,221
Stericycle, Inc.*	32	1,427
Waste Management, Inc.	149	15,086
		38,863
Communications Equipment - 1.0%
ARRIS International plc*	114	3,612
Cisco Systems, Inc.	1,513	78,328
CommScope Holding Co., Inc.*	75	1,748
EchoStar Corp., Class A*	29	1,118
F5 Networks, Inc.*	12	2,018
Juniper Networks, Inc.	136	3,683
Motorola Solutions, Inc.	40	5,725
NetScout Systems, Inc.*	47	1,286
ViaSat, Inc.*	18	1,360
		98,878
Construction & Engineering - 0.3%
AECOM*	147	4,551
Arcosa, Inc.	38	1,273
EMCOR Group, Inc.	30	2,164
Fluor Corp.	129	4,850
Jacobs Engineering Group, Inc.	76	5,607
KBR, Inc.	101	1,996
MasTec, Inc.*	33	1,425
Quanta Services, Inc.	110	3,920
Tutor Perini Corp.*	68	1,280
Valmont Industries, Inc.	9	1,229
		28,295
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	14	2,629
Vulcan Materials Co.	24	2,675
		5,304
Consumer Finance - 1.2%
Ally Financial, Inc.	391	10,592
American Express Co.	283	30,490

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Capital One Financial Corp.	367	30,674
Discover Financial Services	169	12,102
Navient Corp.	469	5,731
OneMain Holdings, Inc.	48	1,584
Santander Consumer USA Holdings, Inc.	175	3,595
SLM Corp.*	247	2,729
Synchrony Financial	404	13,175
		110,672
Containers & Packaging - 0.5%
AptarGroup, Inc.	19	1,933
Avery Dennison Corp.	26	2,809
Ball Corp.	109	5,971
Bemis Co., Inc.	56	2,962
Berry Global Group, Inc.*	48	2,518
Crown Holdings, Inc.*	78	4,235
Graphic Packaging Holding Co.	137	1,669
International Paper Co.	230	10,539
Owens-Illinois, Inc.	167	3,327
Packaging Corp. of America	30	2,868
Sealed Air Corp.	69	3,010
Sonoco Products Co.	59	3,415
Westrock Co.	111	4,149
		49,405
Distributors - 0.1%
Core-Mark Holding Co., Inc.	77	2,426
Genuine Parts Co.	74	8,050
LKQ Corp.*	100	2,770
		13,246
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc.*	26	1,253
frontdoor, Inc.*	14	448
Graham Holdings Co., Class B	2	1,368
H&R Block, Inc.	109	2,632
Service Corp. International	55	2,274
ServiceMaster Global Holdings, Inc.*	27	1,219
		9,194
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	568	114,338
Jefferies Financial Group, Inc.	225	4,561
Voya Financial, Inc.	152	7,687
		126,586
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	5,356	166,678
CenturyLink, Inc.	1,164	15,353
Frontier Communications Corp.*(a)	715	2,181
Verizon Communications, Inc.	2,627	149,529
		333,741
Electric Utilities - 3.2%
ALLETE, Inc.	25	2,026
Alliant Energy Corp.	111	5,092
American Electric Power Co., Inc.	306	24,832
Avangrid, Inc.	27	1,305
Duke Energy Corp.	527	47,251
Edison International	225	13,475
Entergy Corp.	154	14,373
Evergy, Inc.	158	8,834
Eversource Energy	179	12,496
Exelon Corp.	807	39,212
FirstEnergy Corp.	347	14,140
Hawaiian Electric Industries, Inc.	78	2,986
IDACORP, Inc.	23	2,263
NextEra Energy, Inc.	173	32,476
OGE Energy Corp.	122	5,187
Pinnacle West Capital Corp.	70	6,562
PNM Resources, Inc.	48	2,097
Portland General Electric Co.	57	2,858
PPL Corp.	483	15,538
Southern Co. (The)	706	35,081
Xcel Energy, Inc.	296	16,239
		304,323
Electrical Equipment - 0.6%
Acuity Brands, Inc.	10	1,301
AMETEK, Inc.	43	3,422
Eaton Corp. plc	211	16,832
Emerson Electric Co.	263	17,923
EnerSys	18	1,329
Generac Holdings, Inc.*	37	1,908
Hubbell, Inc.	19	2,243
nVent Electric plc	59	1,621
Regal Beloit Corp.	26	2,178
Rockwell Automation, Inc.	29	5,178
Sensata Technologies Holding plc*	44	2,232
		56,167
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	48	4,511
Anixter International, Inc.*	27	1,584
Arrow Electronics, Inc.*	110	8,767
Avnet, Inc.	180	7,828
Belden, Inc.	17	1,050
Benchmark Electronics, Inc.	47	1,288
CDW Corp.	54	5,070
Corning, Inc.	426	14,829
Flex Ltd.*	515	5,428
FLIR Systems, Inc.	32	1,646
Insight Enterprises, Inc.*	50	2,791
Jabil, Inc.	208	5,907
Keysight Technologies, Inc.*	51	4,305
Plexus Corp.*	21	1,297
Sanmina Corp.*	100	3,194
SYNNEX Corp.	29	2,846
TE Connectivity Ltd.	102	8,373
Tech Data Corp.*	76	7,769
Trimble, Inc.*	54	2,161
Vishay Intertechnology, Inc.	74	1,622
Zebra Technologies Corp., Class A*	11	2,206
		94,472
Energy Equipment & Services - 0.9%
Apergy Corp.*	27	1,134
Baker Hughes a GE Co.	150	3,957
Diamond Offshore Drilling, Inc.*	154	1,471
Ensco plc, Class A	1,228	5,035
Halliburton Co.	309	9,483
Helmerich & Payne, Inc.	70	3,794
KLX Energy Services Holdings, Inc.*	8	211
McDermott International, Inc.*	206	1,747
Nabors Industries Ltd.	502	1,627
National Oilwell Varco, Inc.	352	9,905
Noble Corp. plc*	1,175	3,537
Oceaneering International, Inc.*	131	2,024
Patterson-UTI Energy, Inc.	116	1,538
Rowan Cos. plc, Class A*	191	2,160
Schlumberger Ltd.	672	29,608

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Superior Energy Services, Inc.*	171	800
Transocean Ltd.*	1,279	10,449
Weatherford International plc*	1,668	1,077
		89,557
Entertainment - 1.1%
Activision Blizzard, Inc.	100	4,214
Cinemark Holdings, Inc.	55	2,070
Electronic Arts, Inc.*	32	3,065
Live Nation Entertainment, Inc.*	42	2,376
Netflix, Inc.*	11	3,939
Take-Two Interactive Software, Inc.*	11	960
Twenty-First Century Fox, Inc., Class A	302	15,230
Twenty-First Century Fox, Inc., Class B	127	6,370
Viacom, Inc., Class B	320	9,350
Walt Disney Co. (The)	480	54,163
		101,737
Equity Real Estate Investment Trusts (REITs) - 3.4%
Alexandria Real Estate Equities, Inc.	25	3,397
American Campus Communities, Inc.	71	3,199
American Homes 4 Rent, Class A	67	1,463
American Tower Corp.	62	10,921
Apartment Investment & Management Co., Class A	55	2,691
Apple Hospitality REIT, Inc.	142	2,340
AvalonBay Communities, Inc.	46	8,953
Boston Properties, Inc.	67	8,890
Brandywine Realty Trust	97	1,525
Brixmor Property Group, Inc.	209	3,649
Camden Property Trust	36	3,531
CBL & Associates Properties, Inc.(a)	433	927
Columbia Property Trust, Inc.	100	2,163
CoreCivic, Inc.	165	3,495
Corporate Office Properties Trust	50	1,300
Crown Castle International Corp.	83	9,856
CubeSmart	54	1,655
DiamondRock Hospitality Co.	130	1,390
Digital Realty Trust, Inc.	52	5,882
Douglas Emmett, Inc.	47	1,814
Duke Realty Corp.	128	3,785
EPR Properties	24	1,764
Equinix, Inc.	11	4,658
Equity Commonwealth	58	1,894
Equity LifeStyle Properties, Inc.	17	1,847
Equity Residential	161	11,864
Essex Property Trust, Inc.	19	5,317
Extra Space Storage, Inc.	30	2,878
Federal Realty Investment Trust	22	2,939
Gaming and Leisure Properties, Inc.	63	2,292
GEO Group, Inc. (The)	100	2,272
HCP, Inc.	306	9,416
Healthcare Realty Trust, Inc.	52	1,646
Healthcare Trust of America, Inc., Class A	56	1,595
Highwoods Properties, Inc.	49	2,269
Hospitality Properties Trust	136	3,682
Host Hotels & Resorts, Inc.	385	7,550
Hudson Pacific Properties, Inc.	48	1,595
Iron Mountain, Inc.	188	6,659
Kilroy Realty Corp.	31	2,285
Kimco Realty Corp.	262	4,609
Lamar Advertising Co., Class A	28	2,172
Lexington Realty Trust	171	1,589
Liberty Property Trust	71	3,360
Life Storage, Inc.	19	1,854
Macerich Co. (The)	65	2,834
Mack-Cali Realty Corp.	77	1,618
Medical Properties Trust, Inc.	148	2,698
Mid-America Apartment Communities, Inc.	43	4,454
National Retail Properties, Inc.	54	2,813
Omega Healthcare Investors, Inc.	101	3,626
Outfront Media, Inc.	113	2,536
Paramount Group, Inc.	126	1,809
Park Hotels & Resorts, Inc.	81	2,530
Piedmont Office Realty Trust, Inc., Class A	105	2,149
Prologis, Inc.	186	13,031
Public Storage	34	7,191
Rayonier, Inc.	58	1,709
Realty Income Corp.	85	5,879
Regency Centers Corp.	32	2,088
Retail Properties of America, Inc., Class A	168	2,093
Retail Value, Inc.	16	498
RLJ Lodging Trust	93	1,727
Ryman Hospitality Properties, Inc.	21	1,701
SBA Communications Corp.*	9	1,625
Senior Housing Properties Trust	200	2,590
Simon Property Group, Inc.	92	16,667
SITE Centers Corp.	163	2,176
SL Green Realty Corp.	49	4,445
Spirit Realty Capital, Inc.	65	2,512
Sun Communities, Inc.	20	2,271
Sunstone Hotel Investors, Inc.	126	1,896
Taubman Centers, Inc.	29	1,548
UDR, Inc.	91	4,042
Uniti Group, Inc.	125	1,205
Ventas, Inc.	208	13,052
VEREIT, Inc.	699	5,571
Vornado Realty Trust	75	5,048
Washington Prime Group, Inc.	305	1,763
Weingarten Realty Investors	62	1,786
Welltower, Inc.	232	17,240
Weyerhaeuser Co.	265	6,596
WP Carey, Inc.	48	3,546
Xenia Hotels & Resorts, Inc.	83	1,621
		331,016
Food & Staples Retailing - 2.5%
Casey’s General Stores, Inc.	22	2,964
Costco Wholesale Corp.	213	46,592
Kroger Co. (The)	1,080	31,676
Performance Food Group Co.*	102	3,930
Rite Aid Corp.*(a)	4,416	3,268
SpartanNash Co.	55	1,044
Sprouts Farmers Market, Inc.*	51	1,189
Sysco Corp.	263	17,766
United Natural Foods, Inc.*	62	931
US Foods Holding Corp.*	234	8,246
Walgreens Boots Alliance, Inc.	499	35,524
Walmart, Inc.	911	90,180
		243,310

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Food Products - 1.5%
Archer-Daniels-Midland Co.	627	26,648
Bunge Ltd.	194	10,298
Campbell Soup Co.	79	2,846
Conagra Brands, Inc.	199	4,651
Darling Ingredients, Inc.*	114	2,506
Dean Foods Co.	217	870
Flowers Foods, Inc.	89	1,822
General Mills, Inc.	273	12,866
Hain Celestial Group, Inc. (The)*	44	865
Hershey Co. (The)	41	4,538
Hormel Foods Corp.	87	3,772
Ingredion, Inc.	28	2,589
JM Smucker Co. (The)	52	5,507
Kellogg Co.	104	5,851
Kraft Heinz Co. (The)	275	9,127
Lamb Weston Holdings, Inc.	23	1,594
McCormick & Co., Inc. (Non-Voting)	29	3,943
Mondelez International, Inc., Class A	614	28,956
Nomad Foods Ltd.*	99	1,990
Post Holdings, Inc.*	28	2,853
Sanderson Farms, Inc.	10	1,152
TreeHouse Foods, Inc.*	59	3,574
Tyson Foods, Inc., Class A	127	7,831
		146,649
Gas Utilities - 0.2%
Atmos Energy Corp.	42	4,152
National Fuel Gas Co.	40	2,408
New Jersey Resources Corp.	41	1,984
ONE Gas, Inc.	23	1,988
South Jersey Industries, Inc.	45	1,303
Southwest Gas Holdings, Inc.	29	2,376
Spire, Inc.	23	1,824
UGI Corp.	104	5,710
		21,745
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	368	28,564
Baxter International, Inc.	136	10,163
Becton Dickinson and Co.	43	10,698
Boston Scientific Corp.*	168	6,740
Cooper Cos., Inc. (The)	7	2,002
Danaher Corp.	128	16,259
DENTSPLY SIRONA, Inc.	66	2,756
Edwards Lifesciences Corp.*	21	3,555
Hill-Rom Holdings, Inc.	16	1,697
Hologic, Inc.*	61	2,876
Intuitive Surgical, Inc.*	10	5,476
Medtronic plc	449	40,635
ResMed, Inc.	22	2,253
STERIS plc	22	2,661
Stryker Corp.	58	10,934
Teleflex, Inc.	6	1,739
Varian Medical Systems, Inc.*	18	2,418
Zimmer Biomet Holdings, Inc.	55	6,827
		158,253
Health Care Providers & Services - 4.0%
Acadia Healthcare Co., Inc.*	38	999
AmerisourceBergen Corp.	187	15,577
Anthem, Inc.	138	41,501
Brookdale Senior Living, Inc.*	276	1,866
Cardinal Health, Inc.	401	21,790
Centene Corp.*	168	10,230
Cigna Corp.	210	36,632
Community Health Systems, Inc.*	696	3,445
Covetrus, Inc.*	29	1,038
CVS Health Corp.	950	54,939
DaVita, Inc.*	92	5,235
Encompass Health Corp.	35	2,210
HCA Healthcare, Inc.	157	21,829
Henry Schein, Inc.*	73	4,329
Humana, Inc.	62	17,673
Laboratory Corp. of America Holdings*	35	5,188
Magellan Health, Inc.*	19	1,294
McKesson Corp.	282	35,859
MEDNAX, Inc.*	45	1,481
Molina Healthcare, Inc.*	42	5,655
Owens & Minor, Inc.	172	1,073
Patterson Cos., Inc.	60	1,353
Quest Diagnostics, Inc.	57	4,933
Select Medical Holdings Corp.*	87	1,289
Tenet Healthcare Corp.*	276	7,888
UnitedHealth Group, Inc.	274	66,368
Universal Health Services, Inc., Class B	38	5,276
WellCare Health Plans, Inc.*	23	5,832
		382,782
Health Care Technology - 0.0%(b)
Cerner Corp.*	57	3,189

Hotels, Restaurants & Leisure - 1.6%
Aramark	119	3,606
Bloomin’ Brands, Inc.	67	1,385
Brinker International, Inc.	45	2,060
Carnival Corp.	165	9,530
Chipotle Mexican Grill, Inc.*	7	4,253
Cracker Barrel Old Country Store, Inc.	8	1,296
Darden Restaurants, Inc.	46	5,157
Domino’s Pizza, Inc.	6	1,506
Extended Stay America, Inc.	84	1,532
Hilton Worldwide Holdings, Inc.	33	2,742
Hyatt Hotels Corp., Class A	18	1,310
International Game Technology plc	78	1,345
Las Vegas Sands Corp.	137	8,416
Marriott International, Inc., Class A	45	5,637
McDonald’s Corp.	237	43,570
MGM Resorts International	199	5,323
Norwegian Cruise Line Holdings Ltd.*	57	3,165
Royal Caribbean Cruises Ltd.	47	5,569
SeaWorld Entertainment, Inc.*	86	2,347
Six Flags Entertainment Corp.	22	1,226
Starbucks Corp.	251	17,635
Vail Resorts, Inc.	6	1,250
Wyndham Destinations, Inc.	31	1,396
Wyndham Hotels & Resorts, Inc.	31	1,630
Wynn Resorts Ltd.	30	3,796
Yum China Holdings, Inc.	93	3,880
Yum! Brands, Inc.	112	10,584
		151,146
Household Durables - 0.4%
DR Horton, Inc.	102	3,967
Garmin Ltd.	47	3,947

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Leggett & Platt, Inc.	62	2,816
Lennar Corp., Class A	68	3,263
Meritage Homes Corp.*	29	1,272
Mohawk Industries, Inc.*	20	2,722
Newell Brands, Inc.	253	4,106
NVR, Inc.*	1	2,620
PulteGroup, Inc.	121	3,267
Taylor Morrison Home Corp., Class A*	79	1,325
Toll Brothers, Inc.	62	2,207
TRI Pointe Group, Inc.*	72	907
Tupperware Brands Corp.	36	1,084
Whirlpool Corp.	50	7,075
		40,578
Household Products - 1.6%
Church & Dwight Co., Inc.	64	4,211
Clorox Co. (The)	38	6,005
Colgate-Palmolive Co.	228	15,019
Kimberly-Clark Corp.	136	15,889
Procter & Gamble Co. (The)	1,160	114,318
		155,442
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp.	955	16,455
NRG Energy, Inc.	198	8,252
Vistra Energy Corp.*	400	10,416
		35,123
Industrial Conglomerates - 1.6%
3M Co.	137	28,412
Carlisle Cos., Inc.	22	2,708
General Electric Co.	8,384	87,110
Honeywell International, Inc.	203	31,276
Roper Technologies, Inc.	15	4,855
		154,361
Insurance - 4.2%
Aflac, Inc.	448	22,015
Alleghany Corp.	10	6,430
Allstate Corp. (The)	215	20,292
Ambac Financial Group, Inc.*	86	1,700
American Equity Investment Life Holding Co.	63	1,994
American Financial Group, Inc.	35	3,488
American International Group, Inc.	903	39,010
Aon plc	61	10,463
Arch Capital Group Ltd.*	166	5,423
Arthur J Gallagher & Co.	59	4,736
Assurant, Inc.	51	5,252
Assured Guaranty Ltd.	97	4,051
Athene Holding Ltd., Class A*	54	2,406
Axis Capital Holdings Ltd.	76	4,337
Brighthouse Financial, Inc.*	93	3,601
Brown & Brown, Inc.	63	1,866
Chubb Ltd.	198	26,512
Cincinnati Financial Corp.	73	6,338
CNO Financial Group, Inc.	140	2,384
Everest Re Group Ltd.	24	5,427
Fidelity National Financial, Inc.	98	3,439
First American Financial Corp.	52	2,641
Genworth Financial, Inc., Class A*	1,131	4,377
Hanover Insurance Group, Inc. (The)	24	2,849
Hartford Financial Services Group, Inc. (The)	287	14,166
Kemper Corp.	22	1,828
Lincoln National Corp.	130	8,128
Loews Corp.	197	9,381
Markel Corp.*	5	5,024
Marsh & McLennan Cos., Inc.	137	12,744
MBIA, Inc.*	282	2,800
MetLife, Inc.	797	36,016
Old Republic International Corp.	188	3,922
Primerica, Inc.	14	1,751
Principal Financial Group, Inc.	143	7,527
ProAssurance Corp.	43	1,746
Progressive Corp. (The)	217	15,819
Prudential Financial, Inc.	339	32,493
Reinsurance Group of America, Inc.	38	5,491
RenaissanceRe Holdings Ltd.	21	3,088
RLI Corp.	20	1,410
Selective Insurance Group, Inc.	22	1,451
Torchmark Corp.	46	3,798
Travelers Cos., Inc. (The)	202	26,848
Unum Group	141	5,268
White Mountains Insurance Group Ltd.	2	1,879
Willis Towers Watson plc	36	6,193
WR Berkley Corp.	55	4,601
		404,403
Interactive Media & Services - 1.3%
Alphabet, Inc., Class A*	43	48,442
Alphabet, Inc., Class C*	43	48,156
Cars.com, Inc.*	50	1,177
Facebook, Inc., Class A*	171	27,608
IAC/InterActiveCorp*	12	2,557
Twitter, Inc.*	60	1,847
		129,787
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.*	24	39,356
Booking Holdings, Inc.*	6	10,182
eBay, Inc.	196	7,282
Expedia Group, Inc.	32	3,946
Liberty Expedia Holdings, Inc., Class A*	33	1,462
Qurate Retail, Inc.*	234	4,214
		66,442
IT Services - 2.6%
Accenture plc, Class A	136	21,948
Akamai Technologies, Inc.*	42	2,926
Alliance Data Systems Corp.	16	2,768
Amdocs Ltd.	45	2,501
Automatic Data Processing, Inc.	97	14,844
Booz Allen Hamilton Holding Corp.	108	5,709
Broadridge Financial Solutions, Inc.	21	2,126
CACI International, Inc., Class A*	14	2,552
Cognizant Technology Solutions Corp., Class A	127	9,014
Conduent, Inc.*	207	3,026
CoreLogic, Inc.*	30	1,100
DXC Technology Co.	138	9,089
Fidelity National Information Services, Inc.	85	9,193
First Data Corp., Class A*	213	5,355
Fiserv, Inc.*	69	5,844
FleetCor Technologies, Inc.*	13	3,033

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Genpact Ltd.	49	1,628
Global Payments, Inc.	17	2,216
International Business Machines Corp.	460	63,540
Jack Henry & Associates, Inc.	12	1,591
Leidos Holdings, Inc.	70	4,521
Mastercard, Inc., Class A	64	14,385
Paychex, Inc.	83	6,393
PayPal Holdings, Inc.*	130	12,749
Perspecta, Inc.	69	1,456
Sabre Corp.	57	1,278
Science Applications International Corp.	21	1,569
Total System Services, Inc.	28	2,643
Visa, Inc., Class A	163	24,143
Western Union Co. (The)	237	4,235
WEX, Inc.*	8	1,424
Worldpay, Inc.*	26	2,491
		247,290
Leisure Products - 0.1%
Brunswick Corp.	32	1,688
Hasbro, Inc.	35	2,971
Mattel, Inc.*	383	5,523
Polaris Industries, Inc.	22	1,875
Vista Outdoor, Inc.*	64	570
		12,627
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	51	4,052
Bio-Rad Laboratories, Inc., Class A*	6	1,625
Illumina, Inc.*	9	2,815
IQVIA Holdings, Inc.*	39	5,464
Mettler-Toledo International, Inc.*	3	2,043
PerkinElmer, Inc.	21	1,977
Thermo Fisher Scientific, Inc.	72	18,689
Waters Corp.*	11	2,664
		39,329
Machinery - 1.7%
AGCO Corp.	48	3,244
Allison Transmission Holdings, Inc.	45	2,236
Caterpillar, Inc.	208	28,567
Colfax Corp.*	63	1,667
Crane Co.	16	1,353
Cummins, Inc.	69	10,632
Deere & Co.	123	20,177
Donaldson Co., Inc.	35	1,806
Dover Corp.	55	4,979
Flowserve Corp.	64	2,842
Fortive Corp.	44	3,589
IDEX Corp.	15	2,161
Illinois Tool Works, Inc.	70	10,086
Ingersoll-Rand plc	88	9,289
ITT, Inc.	29	1,675
Kennametal, Inc.	31	1,168
Lincoln Electric Holdings, Inc.	17	1,469
Meritor, Inc.*	48	1,069
Middleby Corp. (The)*	11	1,348
Navistar International Corp.*	36	1,381
Nordson Corp.	10	1,358
Oshkosh Corp.	33	2,568
PACCAR, Inc.	182	12,340
Parker-Hannifin Corp.	42	7,399
Pentair plc	59	2,510
Rexnord Corp.*	53	1,414
Snap-on, Inc.	19	3,040
Stanley Black & Decker, Inc.	50	6,621
Terex Corp.	51	1,713
Timken Co. (The)	36	1,562
Toro Co. (The)	20	1,372
Trinity Industries, Inc.	114	2,669
WABCO Holdings, Inc.*	11	1,513
Wabtec Corp.(a)	68	4,984
Xylem, Inc.	36	2,720
		164,521
Marine - 0.0%(b)
Kirby Corp.*	28	2,078

Media - 1.6%
AMC Networks, Inc., Class A*	24	1,577
CBS Corp. (Non-Voting), Class B	143	7,180
Charter Communications, Inc., Class A*	47	16,211
Comcast Corp., Class A	1,813	70,109
Discovery, Inc., Class A*	80	2,312
Discovery, Inc., Class C*	134	3,651
DISH Network Corp., Class A*	82	2,666
Gannett Co., Inc.	128	1,503
Interpublic Group of Cos., Inc. (The)	167	3,846
Liberty Broadband Corp., Class A*	5	447
Liberty Broadband Corp., Class C*	21	1,879
Liberty Global plc, Class A*	159	4,190
Liberty Global plc, Class C*	414	10,511
Liberty Media Corp.-Liberty SiriusXM, Class A*	52	2,127
Liberty Media Corp.-Liberty SiriusXM, Class C*	105	4,327
News Corp., Class A	208	2,708
News Corp., Class B	67	892
Omnicom Group, Inc.	115	8,706
Sinclair Broadcast Group, Inc., Class A	35	1,263
TEGNA, Inc.	149	1,962
Tribune Media Co., Class A	64	2,959
		151,026
Metals & Mining - 0.5%
AK Steel Holding Corp.*	266	803
Alcoa Corp.*	154	4,543
Allegheny Technologies, Inc.*	59	1,689
Carpenter Technology Corp.	25	1,174
Cleveland-Cliffs, Inc.	260	2,883
Commercial Metals Co.	92	1,523
Compass Minerals International, Inc.	21	1,100
Constellium NV, Class A*	129	1,220
Freeport-McMoRan, Inc.	693	8,940
Newmont Mining Corp.	212	7,233
Nucor Corp.	162	9,812
Reliance Steel & Aluminum Co.	47	4,195
Southern Copper Corp.	26	926
Steel Dynamics, Inc.	75	2,799
United States Steel Corp.	87	1,950
		50,790
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp.	277	4,889

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Annaly Capital Management, Inc.	862	8,732
Blackstone Mortgage Trust, Inc., Class A	45	1,552
Chimera Investment Corp.	155	2,866
Invesco Mortgage Capital, Inc.	102	1,624
MFA Financial, Inc.	289	2,101
New Residential Investment Corp.	177	2,927
PennyMac Mortgage Investment Trust	81	1,651
Starwood Property Trust, Inc.	171	3,835
Two Harbors Investment Corp.	139	1,928
		32,105
Multiline Retail - 0.9%
Big Lots, Inc.	31	977
Dillard’s, Inc., Class A(a)	22	1,728
Dollar General Corp.	89	10,543
Dollar Tree, Inc.*	69	6,647
JC Penney Co., Inc.*(a)	760	1,155
Kohl’s Corp.	158	10,670
Macy’s, Inc.	508	12,593
Nordstrom, Inc.	106	5,012
Target Corp.	450	32,688
		82,013
Multi-Utilities - 1.5%
Ameren Corp.	149	10,615
Avista Corp.	35	1,414
Black Hills Corp.	31	2,200
CenterPoint Energy, Inc.	283	8,530
CMS Energy Corp.	152	8,269
Consolidated Edison, Inc.	203	16,737
Dominion Energy, Inc.	387	28,673
DTE Energy Co.	102	12,603
MDU Resources Group, Inc.	112	2,959
NiSource, Inc.	173	4,667
NorthWestern Corp.	31	2,125
Public Service Enterprise Group, Inc.	312	18,349
Sempra Energy	115	13,851
WEC Energy Group, Inc.	137	10,450
		141,442
Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	230	10,005
Antero Resources Corp.*	171	1,481
Apache Corp.	276	9,158
Cabot Oil & Gas Corp.	85	2,093
Chesapeake Energy Corp.*	1,360	4,026
Chevron Corp.	1,526	182,479
Cimarex Energy Co.	16	1,151
CNX Resources Corp.*	159	1,685
Concho Resources, Inc.	49	5,390
ConocoPhillips	986	66,900
Cosan Ltd., Class A	158	1,814
Delek US Holdings, Inc.	64	2,264
Devon Energy Corp.	187	5,518
Diamondback Energy, Inc.	35	3,603
EOG Resources, Inc.	123	11,562
EQT Corp.	64	1,160
Equitrans Midstream Corp.	51	900
Exxon Mobil Corp.	3,184	251,632
Hess Corp.	254	14,694
HollyFrontier Corp.	213	10,906
Kinder Morgan, Inc.	1,583	30,330
Marathon Oil Corp.	919	15,255
Marathon Petroleum Corp.	615	38,136
Murphy Oil Corp.	216	6,242
Noble Energy, Inc.	283	6,268
Oasis Petroleum, Inc.*	281	1,571
Occidental Petroleum Corp.	439	29,040
ONEOK, Inc.	100	6,426
PBF Energy, Inc., Class A	170	5,282
PDC Energy, Inc.*	30	1,112
Peabody Energy Corp.	32	987
Phillips 66	386	37,195
Pioneer Natural Resources Co.	32	4,510
QEP Resources, Inc.*	272	2,111
Range Resources Corp.	205	2,193
SM Energy Co.	95	1,552
Targa Resources Corp.	101	4,064
Valero Energy Corp.	422	34,418
Whiting Petroleum Corp.*	149	3,631
Williams Cos., Inc. (The)	479	12,785
World Fuel Services Corp.	132	3,655
WPX Energy, Inc.*	187	2,308
		837,492
Paper & Forest Products - 0.1%
Boise Cascade Co.	31	864
Domtar Corp.	71	3,615
Louisiana-Pacific Corp.	43	1,087
		5,566
Personal Products - 0.1%
Avon Products, Inc.*	779	2,407
Edgewell Personal Care Co.*	34	1,508
Estee Lauder Cos., Inc. (The), Class A	32	5,022
Herbalife Nutrition Ltd.*	38	2,132
Nu Skin Enterprises, Inc., Class A	23	1,383
		12,452
Pharmaceuticals - 4.6%
Allergan plc	203	27,955
Bristol-Myers Squibb Co.	409	21,129
Catalent, Inc.*	30	1,297
Eli Lilly & Co.	322	40,665
Endo International plc*	262	2,879
Jazz Pharmaceuticals plc*	12	1,680
Johnson & Johnson	848	115,871
Mallinckrodt plc*	218	5,441
Merck & Co., Inc.	1,243	101,044
Mylan NV*	231	6,096
Perrigo Co. plc	36	1,753
Pfizer, Inc.	2,629	113,967
Zoetis, Inc.	46	4,335
		444,112
Professional Services - 0.2%
Equifax, Inc.	26	2,847
IHS Markit Ltd.*	81	4,307
ManpowerGroup, Inc.	50	4,213
Nielsen Holdings plc	185	4,847
Robert Half International, Inc.	43	2,932
TransUnion	24	1,549
Verisk Analytics, Inc.*	21	2,655
		23,350
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	100	4,976
Howard Hughes Corp. (The)*	10	1,114
Jones Lang LaSalle, Inc.	17	2,807

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Realogy Holdings Corp.	96	1,305
		10,202
Road & Rail - 1.1%
Avis Budget Group, Inc.*	149	5,337
CSX Corp.	265	19,258
Genesee & Wyoming, Inc., Class A*	32	2,624
Hertz Global Holdings, Inc.*	295	5,634
JB Hunt Transport Services, Inc.	21	2,261
Kansas City Southern	34	3,694
Knight-Swift Transportation Holdings, Inc.	33	1,110
Norfolk Southern Corp.	107	19,185
Old Dominion Freight Line, Inc.	13	1,960
Ryder System, Inc.	57	3,543
Union Pacific Corp.	241	40,416
YRC Worldwide, Inc.*	163	1,250
		106,272
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc.*	105	2,471
Analog Devices, Inc.	72	7,701
Applied Materials, Inc.	163	6,249
Broadcom, Inc.	43	11,841
Cree, Inc.*	44	2,394
Cypress Semiconductor Corp.	86	1,327
First Solar, Inc.*	42	2,207
Intel Corp.	1,917	101,524
KLA-Tencor Corp.	68	7,853
Lam Research Corp.	22	3,874
Marvell Technology Group Ltd.	98	1,955
Maxim Integrated Products, Inc.	62	3,375
Microchip Technology, Inc.	48	4,170
Micron Technology, Inc.*	293	11,978
NVIDIA Corp.	20	3,085
NXP Semiconductors NV	71	6,484
ON Semiconductor Corp.*	102	2,191
Qorvo, Inc.*	39	2,735
QUALCOMM, Inc.	610	32,568
Skyworks Solutions, Inc.	29	2,368
Teradyne, Inc.	32	1,307
Texas Instruments, Inc.	189	19,992
Xilinx, Inc.	60	7,518
		247,167
Software - 2.5%
Adobe, Inc.*	30	7,875
ANSYS, Inc.*	11	1,950
Cadence Design Systems, Inc.*	32	1,832
Check Point Software Technologies Ltd.*	22	2,691
Citrix Systems, Inc.	26	2,743
Intuit, Inc.	24	5,931
Microsoft Corp.	1,382	154,825
Nuance Communications, Inc.*	102	1,711
Oracle Corp.	797	41,548
Red Hat, Inc.*	11	2,009
salesforce.com, Inc.*	42	6,873
Symantec Corp.	298	6,702
Synopsys, Inc.*	28	2,847
Teradata Corp.*	50	2,418
VMware, Inc., Class A	10	1,718
		243,673
Specialty Retail - 2.3%
Abercrombie & Fitch Co., Class A	87	1,910
Advance Auto Parts, Inc.	34	5,501
American Eagle Outfitters, Inc.	125	2,550
Asbury Automotive Group, Inc.*	27	1,938
Ascena Retail Group, Inc.*	560	1,243
AutoNation, Inc.*	87	3,068
AutoZone, Inc.*	8	7,512
Bed Bath & Beyond, Inc.	220	3,681
Best Buy Co., Inc.	161	11,083
Burlington Stores, Inc.*	16	2,716
CarMax, Inc.*	101	6,272
Chico’s FAS, Inc.	126	736
Dick’s Sporting Goods, Inc.	79	3,086
DSW, Inc., Class A	65	1,925
Express, Inc.*	171	889
Foot Locker, Inc.	83	4,940
GameStop Corp., Class A	245	2,867
Gap, Inc. (The)	163	4,140
Genesco, Inc.*	37	1,786
GNC Holdings, Inc., Class A*(a)	297	885
Group 1 Automotive, Inc.	33	2,052
Home Depot, Inc. (The)	266	49,247
L Brands, Inc.	199	5,202
Lithia Motors, Inc., Class A	16	1,444
Lowe’s Cos., Inc.	275	28,900
Michaels Cos., Inc. (The)*	62	877
Murphy USA, Inc.*	55	4,277
Office Depot, Inc.	973	3,376
O’Reilly Automotive, Inc.*	20	7,439
Penske Automotive Group, Inc.	42	1,867
Ross Stores, Inc.	76	7,207
Sally Beauty Holdings, Inc.*	112	2,024
Signet Jewelers Ltd.	60	1,687
Sonic Automotive, Inc., Class A	67	1,007
Tiffany & Co.	34	3,231
TJX Cos., Inc. (The)	394	20,208
Tractor Supply Co.	44	4,195
Ulta Beauty, Inc.*	9	2,812
Urban Outfitters, Inc.*	46	1,419
Williams-Sonoma, Inc.	52	3,024
		220,223
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	1,265	219,035
Diebold Nixdorf, Inc.*	86	790
Hewlett Packard Enterprise Co.	1,119	18,329
HP, Inc.	707	13,949
NCR Corp.*	95	2,662
NetApp, Inc.	74	4,825
Seagate Technology plc	197	9,172
Western Digital Corp.	129	6,489
Xerox Corp.	181	5,593
		280,844
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd.*	50	2,280
Carter’s, Inc.	12	1,169
Fossil Group, Inc.*	126	1,971
Hanesbrands, Inc.	140	2,603
Lululemon Athletica, Inc.*	15	2,256
NIKE, Inc., Class B	250	21,432
PVH Corp.	27	3,101
Ralph Lauren Corp.	30	3,755
Skechers U.S.A., Inc., Class A*	36	1,211
Tapestry, Inc.	111	3,878
Under Armour, Inc., Class A*	57	1,285
Under Armour, Inc., Class C*	59	1,185

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
VF Corp.	102	8,911
		55,037
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.*	110	1,428
New York Community Bancorp, Inc.	391	4,891
Radian Group, Inc.	66	1,344
Washington Federal, Inc.	35	1,074
		8,737
Tobacco - 0.9%
Altria Group, Inc.	666	34,905
Philip Morris International, Inc.	585	50,860
Universal Corp.	27	1,602
		87,367
Trading Companies & Distributors - 0.5%
AerCap Holdings NV*	112	5,056
Air Lease Corp.	39	1,457
Beacon Roofing Supply, Inc.*	27	979
Fastenal Co.	79	4,972
GATX Corp.	25	1,988
HD Supply Holdings, Inc.*	99	4,258
MRC Global, Inc.*	107	1,804
MSC Industrial Direct Co., Inc., Class A	19	1,604
NOW, Inc.*	135	1,948
Rush Enterprises, Inc., Class A	37	1,551
United Rentals, Inc.*	35	4,711
Univar, Inc.*	102	2,306
Watsco, Inc.	11	1,583
WESCO International, Inc.*	54	2,940
WW Grainger, Inc.	20	6,095
		43,252
Transportation Infrastructure - 0.0%(b)
Macquarie Infrastructure Corp.	45	1,840

Water Utilities - 0.1%
American Water Works Co., Inc.	66	6,707
Aqua America, Inc.	55	1,977
		8,684
Wireless Telecommunication Services - 0.2%
Sprint Corp.*	768	4,877
Telephone & Data Systems, Inc.	130	4,166
T-Mobile US, Inc.*	137	9,893
		18,936
TOTAL COMMON STOCKS (Cost $7,757,928)		9,208,238

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $10,017)	10,017	10,017

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 5.7%

REPURCHASE AGREEMENTS(d) - 5.7%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $550,414 (Cost $550,375)	550,375	550,375

Total Investments - 101.4% (Cost $8,318,320)		9,768,630
Liabilities in excess of other assets - (1.4%)		(132,744)
Net Assets - 100.0%		9,635,886

*                 Non-income producing security.

(a)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $10,294, collateralized in the form of cash with a value of $10,054 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,405 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.00%, and maturity dates ranging from May 16, 2019 – August 15, 2047; a total value of $11,459.

(b)         Represents less than 0.05% of net assets.

(c)          The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $10,017.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

RAFITM Long/Short had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(437,057)	12/7/2020	Goldman Sachs International	(2.61)%	Russell 1000 Total Return Index	(38,358)
184,284	12/7/2020	Goldman Sachs International	2.86%	FTSE RAFI US 1000 Total Return Index	14,797
(9,263,778)	11/6/2019	Societe Generale	(2.21)%	Russell 1000 Total Return Index	(1,593,549)
289,200	11/6/2019	Societe Generale	2.71%	FTSE RAFI US 1000 Total Return Index	20,843
(9,227,351)					(1,596,267)
				Total Unrealized Appreciation	35,640
				Total Unrealized Depreciation	(1,631,907)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Banks - 13.7%
BancFirst Corp.	169,165	9,537,523
Bank of Marin Bancorp	227,182	10,109,599
Community Bank System, Inc.	144,211	9,343,431
First of Long Island Corp. (The)	453,321	10,589,579
Southside Bancshares, Inc.	277,934	9,649,868
Tompkins Financial Corp.	117,779	9,470,609
UMB Financial Corp.	139,435	9,594,522
United Bankshares, Inc.	262,870	10,091,579
		78,386,710
Chemicals - 7.2%
HB Fuller Co.	213,747	10,789,948
Quaker Chemical Corp.	47,393	9,904,663
Sensient Technologies Corp.	148,541	9,610,603
Stepan Co.	118,889	11,187,455
		41,492,669
Commercial Services & Supplies - 10.1%
ABM Industries, Inc.	316,202	11,275,763
Brady Corp., Class A	215,734	10,206,376
Healthcare Services Group, Inc.	213,428	8,148,681
Matthews International Corp., Class A	217,699	8,657,889
McGrath RentCorp	171,052	10,235,752
MSA Safety, Inc.	89,734	9,277,598
		57,802,059
Electric Utilities - 3.1%
ALLETE, Inc.	110,147	8,927,414
Portland General Electric Co.	178,872	8,968,642
		17,896,056
Electronic Equipment, Instruments & Components - 1.7%
Badger Meter, Inc.	165,896	9,761,321

Equity Real Estate Investment Trusts (REITs) - 6.1%
National Health Investors, Inc.	110,840	8,648,845
Tanger Factory Outlet Centers, Inc.	366,032	7,902,631
Universal Health Realty Income Trust	126,344	9,408,838
Urstadt Biddle Properties, Inc., Class A	426,230	8,916,731
		34,877,045
Food & Staples Retailing - 1.9%
Andersons, Inc. (The)	288,395	10,659,079

Food Products - 6.1%
Calavo Growers, Inc.	96,640	8,226,963
J&J Snack Foods Corp.	58,066	9,016,488
Lancaster Colony Corp.	50,571	7,928,016
Tootsie Roll Industries, Inc.(a)	261,758	9,734,780
		34,906,247
Gas Utilities - 9.2%
Chesapeake Utilities Corp.	100,109	9,010,811
New Jersey Resources Corp.	179,334	8,679,766
Northwest Natural Holding Co.	133,135	8,549,930
South Jersey Industries, Inc.	288,391	8,348,919
Southwest Gas Holdings, Inc.	110,358	9,042,735
Spire, Inc.	112,201	8,899,783
		52,531,944
Health Care Equipment & Supplies - 1.6%
Atrion Corp.	11,450	9,003,937

Health Care Providers & Services - 4.6%
Ensign Group, Inc. (The)	194,998	9,642,651
National HealthCare Corp.	110,120	8,964,869
Owens & Minor, Inc.	1,281,138	7,994,301
		26,601,821
Hotels, Restaurants & Leisure - 1.6%
International Speedway Corp., Class A	210,094	9,086,566

Insurance - 3.1%
American Equity Investment Life Holding Co.	290,176	9,184,071
RLI Corp.	122,685	8,651,746
		17,835,817
IT Services - 1.5%
Cass Information Systems, Inc.	165,335	8,635,447

Machinery - 6.8%
Franklin Electric Co., Inc.	218,484	11,625,534
Gorman-Rupp Co. (The)	281,553	9,519,307
Hillenbrand, Inc.	218,198	9,663,989
Lindsay Corp.	91,732	8,482,458
		39,291,288
Media - 1.6%
Meredith Corp.(a)	160,975	9,219,038

Metals & Mining - 1.7%
Compass Minerals International, Inc.	186,149	9,750,485

Multi-Utilities - 4.7%
Avista Corp.	202,998	8,203,149
Black Hills Corp.	132,363	9,395,126
NorthWestern Corp.	138,903	9,520,412
		27,118,687
Specialty Retail - 1.9%
Aaron’s, Inc.	203,190	11,031,185

Tobacco - 3.0%
Universal Corp.	142,307	8,444,498
Vector Group Ltd.	769,699	9,020,872
		17,465,370
Trading Companies & Distributors - 1.6%
GATX Corp.	115,486	9,181,137

Water Utilities - 6.8%
California Water Service Group	194,431	10,114,301
Connecticut Water Service, Inc.	132,232	8,870,122
Middlesex Water Co.	170,077	10,012,433
SJW Group	164,487	10,061,670
		39,058,526
TOTAL COMMON STOCKS (Cost $551,491,861)		571,592,434

SECURITIES LENDING REINVESTMENTS(b) - 2.8%

INVESTMENT COMPANIES - 2.8%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $16,201,768)	16,201,768	16,201,768

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(c) - 0.3%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $1,549,901 (Cost $1,549,793)	1,549,793	1,549,793

Total Investments - 102.7% (Cost $569,243,422)		589,343,995
Liabilities in excess of other assets - (2.7%)		(15,404,788)
Net Assets - 100.0%		573,939,207

(a)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $15,890,443, collateralized in the form of cash with a value of $16,202,135 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)         The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $16,201,768.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

S&P 500® Bond ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 98.5%

Aerospace & Defense - 3.4%
General Dynamics Corp.
3.75%, 5/15/2028	100,000	102,549
Lockheed Martin Corp.
4.70%, 5/15/2046	100,000	107,127
Northrop Grumman Corp.
3.25%, 1/15/2028	200,000	191,270
Rockwell Collins, Inc.
3.20%, 3/15/2024	100,000	98,044
United Technologies Corp.
4.50%, 6/1/2042	240,000	237,187
4.63%, 11/16/2048	150,000	151,111
		887,288
Air Freight & Logistics - 0.7%
FedEx Corp.
4.05%, 2/15/2048	100,000	86,659
United Parcel Service, Inc.
3.75%, 11/15/2047	100,000	92,397
		179,056
Automobiles - 2.7%
Ford Motor Co.
4.35%, 12/8/2026	100,000	90,528
4.75%, 1/15/2043	140,000	107,155
5.29%, 12/8/2046	370,000	298,584
General Motors Co.
4.88%, 10/2/2023	200,000	206,469
		702,736
Banks - 16.2%
Bank of America Corp.
Series L, 2.25%, 4/21/2020	500,000	496,518
2.63%, 4/19/2021	200,000	198,696
3.30%, 1/11/2023	115,000	115,384
Citigroup, Inc.
2.65%, 10/26/2020	200,000	198,873
2.35%, 8/2/2021	400,000	392,992
4.40%, 6/10/2025	100,000	101,698
3.20%, 10/21/2026	100,000	95,748
JPMorgan Chase & Co.
4.40%, 7/22/2020	100,000	101,936
2.40%, 6/7/2021	200,000	197,196
2.30%, 8/15/2021	150,000	147,438
3.88%, 9/10/2024	150,000	151,809
3.90%, 7/15/2025	400,000	409,256
2.95%, 10/1/2026	100,000	95,412
PNC Financial Services Group, Inc. (The)
3.50%, 1/23/2024	180,000	181,759
US Bancorp
Series X, 3.15%, 4/27/2027	200,000	197,032
Wells Fargo & Co.
2.50%, 3/4/2021	150,000	148,415
2.63%, 7/22/2022	100,000	98,160
3.30%, 9/9/2024	168,000	167,200
3.55%, 9/29/2025	168,000	167,957
3.00%, 4/22/2026	200,000	191,671
3.00%, 10/23/2026	250,000	238,584
4.75%, 12/7/2046	150,000	151,369
		4,245,103
Beverages - 0.5%
PepsiCo, Inc.
3.00%, 10/15/2027	150,000	146,090

Biotechnology - 4.6%
AbbVie, Inc.
2.50%, 5/14/2020	140,000	139,082
2.30%, 5/14/2021	100,000	98,255
3.20%, 5/14/2026	200,000	189,071
4.45%, 5/14/2046	140,000	122,966
Amgen, Inc.
2.65%, 5/11/2022	200,000	197,082
Celgene Corp.
4.35%, 11/15/2047	100,000	89,529
4.55%, 2/20/2048	100,000	92,572
Gilead Sciences, Inc.
2.95%, 3/1/2027	150,000	141,653
4.75%, 3/1/2046	150,000	150,489
		1,220,699
Capital Markets - 8.1%
Goldman Sachs Group, Inc. (The)
2.75%, 9/15/2020	150,000	149,325
3.20%, 2/23/2023	190,000	188,609
4.00%, 3/3/2024	105,000	106,574
3.85%, 1/26/2027	250,000	245,415
6.75%, 10/1/2037	200,000	237,771
5.15%, 5/22/2045	100,000	100,662
Morgan Stanley
2.80%, 6/16/2020	300,000	299,242
3.13%, 1/23/2023	200,000	198,471
Series F, 3.88%, 4/29/2024	100,000	101,502
3.13%, 7/27/2026	100,000	95,583
3.63%, 1/20/2027	200,000	196,829
4.30%, 1/27/2045	100,000	98,168
State Street Corp.
2.55%, 8/18/2020	105,000	104,556
		2,122,707
Chemicals - 1.0%
DowDuPont, Inc.
4.73%, 11/15/2028	150,000	156,534
Sherwin-Williams Co. (The)
2.75%, 6/1/2022	100,000	98,346
		254,880
Communications Equipment - 0.6%
Cisco Systems, Inc.
2.20%, 2/28/2021	150,000	148,509

Consumer Finance - 4.3%
American Express Co.
2.20%, 10/30/2020	250,000	246,837
3.40%, 2/27/2023	100,000	100,696
American Express Credit Corp.
3.30%, 5/3/2027	100,000	99,048
Capital One Financial Corp.
2.50%, 5/12/2020	100,000	99,332
3.30%, 10/30/2024	100,000	96,668
3.80%, 1/31/2028	100,000	95,915
General Motors Financial Co., Inc.
3.20%, 7/6/2021	100,000	98,957
3.45%, 1/14/2022	100,000	99,758
3.50%, 11/7/2024	100,000	94,249

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Synchrony Financial
4.50%, 7/23/2025	100,000	97,660
		1,129,120
Containers & Packaging - 0.3%
International Paper Co.
4.40%, 8/15/2047	100,000	89,469

Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc.
2.75%, 3/15/2023	100,000	99,761
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	200,000	196,634
4.42%, 11/15/2035	400,000	361,192
		657,587
Diversified Telecommunication Services - 8.1%
AT&T, Inc.
2.80%, 2/17/2021	100,000	99,376
3.60%, 2/17/2023	100,000	100,640
3.40%, 5/15/2025	450,000	438,813
5.25%, 3/1/2037	250,000	251,752
4.35%, 6/15/2045	150,000	130,661
Verizon Communications, Inc.
3.50%, 11/1/2024	100,000	101,035
5.25%, 3/16/2037	300,000	326,577
4.13%, 8/15/2046	250,000	228,837
4.86%, 8/21/2046	150,000	154,226
4.52%, 9/15/2048	150,000	146,677
4.67%, 3/15/2055	150,000	145,881
		2,124,475
Electric Utilities - 0.8%
Duke Energy Corp.
3.75%, 4/15/2024	100,000	101,632
Southern Co. (The)
3.25%, 7/1/2026	110,000	104,880
		206,512
Energy Equipment & Services - 0.7%
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	100,000	94,851
Halliburton Co.
5.00%, 11/15/2045	100,000	102,816
		197,667
Entertainment - 0.7%
NBCUniversal Media LLC
4.38%, 4/1/2021	100,000	102,800
Viacom, Inc.
4.38%, 3/15/2043	100,000	85,841
		188,641
Food & Staples Retailing - 2.0%
Kroger Co. (The)
4.45%, 2/1/2047	100,000	88,158
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	130,000	124,539
Walmart, Inc.
1.90%, 12/15/2020	100,000	98,720
3.55%, 6/26/2025	200,000	205,443
		516,860
Food Products - 2.5%
Campbell Soup Co.
4.15%, 3/15/2028	100,000	95,751
Conagra Brands, Inc.
5.40%, 11/1/2048	150,000	140,742
General Mills, Inc.
4.20%, 4/17/2028	100,000	100,948
Kraft Heinz Foods Co.
2.80%, 7/2/2020	100,000	99,432
3.50%, 6/6/2022	100,000	99,641
3.00%, 6/1/2026	120,000	110,811
		647,325
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories
2.90%, 11/30/2021	100,000	99,904
4.90%, 11/30/2046	110,000	120,246
Medtronic, Inc.
4.63%, 3/15/2045	150,000	164,323
		384,473
Health Care Providers & Services - 3.7%
Anthem, Inc.
3.65%, 12/1/2027	120,000	118,021
CVS Health Corp.
3.35%, 3/9/2021	220,000	220,625
3.70%, 3/9/2023	170,000	170,854
4.10%, 3/25/2025	160,000	162,130
5.05%, 3/25/2048	150,000	148,321
UnitedHealth Group, Inc.
2.70%, 7/15/2020	150,000	150,056
		970,007
Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp.
4.88%, 12/9/2045	100,000	103,116
4.45%, 3/1/2047	100,000	97,326
		200,442
Industrial Conglomerates - 0.7%
General Electric Co.
2.70%, 10/9/2022	100,000	96,817
4.50%, 3/11/2044	100,000	89,236
		186,053
Insurance - 1.2%
American International Group, Inc.
4.20%, 4/1/2028	100,000	98,829
4.75%, 4/1/2048	150,000	141,638
Brighthouse Financial, Inc.
4.70%, 6/22/2047	100,000	79,128
		319,595
Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc.
3.88%, 8/22/2037	150,000	149,500
4.25%, 8/22/2057	200,000	202,696
		352,196
IT Services - 1.7%
IBM Credit LLC
2.65%, 2/5/2021	150,000	149,205
Visa, Inc.
2.20%, 12/14/2020	150,000	148,641
3.15%, 12/14/2025	150,000	150,356
		448,202
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	100,000	98,580

Media - 2.9%
Comcast Corp.
3.00%, 2/1/2024	150,000	148,368
3.15%, 2/15/2028	100,000	96,258

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
3.90%, 3/1/2038	100,000	93,997
4.00%, 3/1/2048	100,000	93,483
4.70%, 10/15/2048	220,000	228,891
Discovery Communications LLC
2.95%, 3/20/2023	100,000	96,873
		757,870
Multiline Retail - 0.4%
Dollar Tree, Inc.
3.70%, 5/15/2023	100,000	99,192

Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp.
2.36%, 12/5/2022	150,000	147,593
3.19%, 6/24/2023	100,000	101,011
ConocoPhillips Co.
4.95%, 3/15/2026	150,000	164,316
Exxon Mobil Corp.
3.04%, 3/1/2026	248,000	246,053
Kinder Morgan, Inc.
4.30%, 3/1/2028	100,000	101,105
5.20%, 3/1/2048	100,000	101,463
MPLX LP
4.00%, 3/15/2028	150,000	144,860
4.50%, 4/15/2038	100,000	92,147
Phillips 66
4.88%, 11/15/2044	100,000	104,172
Williams Cos., Inc. (The)
3.60%, 3/15/2022	100,000	100,562
		1,303,282
Pharmaceuticals - 3.1%
Allergan Funding SCS
3.80%, 3/15/2025	100,000	98,779
4.55%, 3/15/2035	280,000	261,158
Johnson & Johnson
3.70%, 3/1/2046	100,000	97,161
Merck & Co., Inc.
2.75%, 2/10/2025	120,000	117,569
Mylan NV
3.95%, 6/15/2026	120,000	112,405
Pfizer, Inc.
7.20%, 3/15/2039	100,000	141,096
		828,168
Road & Rail - 0.4%
CSX Corp.
4.30%, 3/1/2048	100,000	96,811

Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials, Inc.
3.30%, 4/1/2027	100,000	98,814
Broadcom Corp.
3.00%, 1/15/2022	100,000	98,197
3.50%, 1/15/2028	160,000	141,735
Intel Corp.
2.45%, 7/29/2020	300,000	299,111
QUALCOMM, Inc.
3.25%, 5/20/2027	150,000	142,439
4.80%, 5/20/2045	100,000	96,271
		876,567
Software - 5.8%
Microsoft Corp.
1.55%, 8/8/2021	115,000	112,026
2.38%, 2/12/2022	248,000	245,989
2.40%, 8/8/2026	100,000	94,941
3.30%, 2/6/2027	100,000	100,499
4.45%, 11/3/2045	150,000	163,325
4.25%, 2/6/2047	150,000	159,174
Oracle Corp.
2.40%, 9/15/2023	248,000	241,116
2.65%, 7/15/2026	148,000	140,611
3.80%, 11/15/2037	268,000	256,981
		1,514,662
Specialty Retail - 1.3%
Home Depot, Inc. (The)
2.63%, 6/1/2022	160,000	159,148
2.80%, 9/14/2027	100,000	96,346
Lowe’s Cos., Inc.
4.05%, 5/3/2047	100,000	89,306
		344,800
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.
2.25%, 2/23/2021	200,000	198,338
2.85%, 5/6/2021	200,000	200,417
2.40%, 5/3/2023	150,000	147,186
3.35%, 2/9/2027	100,000	99,909
2.90%, 9/12/2027	100,000	96,579
3.45%, 2/9/2045	100,000	90,232
4.65%, 2/23/2046	100,000	107,799
3.75%, 11/13/2047	100,000	94,569
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025(a)	120,000	124,918
		1,159,947
Tobacco - 0.9%
Altria Group, Inc.
4.00%, 1/31/2024	150,000	151,496
Philip Morris International, Inc.
4.25%, 11/10/2044	100,000	91,614
		243,110
TOTAL CORPORATE BONDS (Cost $25,711,858)		25,848,681

SHORT-TERM INVESTMENTS - 0.5%

REPURCHASE AGREEMENTS(b) - 0.5%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $134,065 (Cost $134,056)	134,056	134,056

Total Investments - 99.0% (Cost $25,845,914)		25,982,737
Other Assets Less Liabilities - 1.0%		253,512
Net Assets - 100.0%		26,236,249

See accompanying notes to schedules of portfolio investments.

(a)         Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of February 28, 2019.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

S&P 500® Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Aerospace & Defense - 3.4%
General Dynamics Corp.	413,862	70,447,590
United Technologies Corp.	611,762	76,880,130
		147,327,720
Banks - 1.8%
People’s United Financial, Inc.	4,310,710	76,558,210

Beverages - 5.1%
Brown-Forman Corp., Class B	1,550,007	76,709,846
Coca-Cola Co. (The)	1,482,396	67,211,835
PepsiCo, Inc.	645,625	74,660,075
		218,581,756
Biotechnology - 1.5%
AbbVie, Inc.	823,188	65,229,417

Building Products - 1.8%
AO Smith Corp.	1,523,610	79,121,067

Capital Markets - 5.2%
Franklin Resources, Inc.	2,256,479	73,583,780
S&P Global, Inc.	374,908	75,120,316
T. Rowe Price Group, Inc.	753,204	75,644,278
		224,348,374
Chemicals - 9.1%
Air Products & Chemicals, Inc.	451,727	81,843,898
Ecolab, Inc.	465,351	78,602,437
Linde plc	449,228	77,824,259
PPG Industries, Inc.	691,600	77,438,452
Sherwin-Williams Co. (The)	181,144	78,471,581
		394,180,627
Commercial Services & Supplies - 1.9%
Cintas Corp.	387,327	80,021,758

Distributors - 1.9%
Genuine Parts Co.	739,963	80,493,175

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	2,310,313	71,896,941

Electrical Equipment - 1.8%
Emerson Electric Co.	1,121,435	76,425,795

Equity Real Estate Investment Trusts (REITs) - 1.7%
Federal Realty Investment Trust	558,026	74,546,693

Food & Staples Retailing - 5.0%
Sysco Corp.	1,130,586	76,371,084
Walgreens Boots Alliance, Inc.	991,244	70,566,660
Walmart, Inc.	718,741	71,148,172
		218,085,916
Food Products - 5.1%
Archer-Daniels-Midland Co.	1,618,860	68,801,550
Hormel Foods Corp.	1,700,230	73,721,973
McCormick & Co., Inc. (Non-Voting)	568,525	77,308,029
		219,831,552
Health Care Equipment & Supplies - 5.2%
Abbott Laboratories	997,679	77,439,844
Becton Dickinson and Co.	293,688	73,066,638
Medtronic plc	810,447	73,345,453
		223,851,935
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	1,457,043	79,175,717

Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	377,308	69,364,303

Household Durables - 1.9%
Leggett & Platt, Inc.	1,784,797	81,065,480

Household Products - 6.9%
Clorox Co. (The)	473,921	74,893,736
Colgate-Palmolive Co.	1,136,584	74,866,788
Kimberly-Clark Corp.	634,385	74,115,200
Procter & Gamble Co. (The)	749,686	73,881,555
		297,757,279
Industrial Conglomerates - 3.7%
3M Co.	367,216	76,156,926
Roper Technologies, Inc.	253,667	82,099,325
		158,256,251
Insurance - 5.2%
Aflac, Inc.	1,493,675	73,399,190
Chubb Ltd.	533,916	71,491,352
Cincinnati Financial Corp.	893,528	77,576,101
		222,466,643
IT Services - 1.9%
Automatic Data Processing, Inc.	524,646	80,286,577

Machinery - 8.9%
Caterpillar, Inc.	532,628	73,151,130
Dover Corp.	892,845	80,829,258
Illinois Tool Works, Inc.	539,955	77,796,716
Pentair plc	1,747,299	74,330,100
Stanley Black & Decker, Inc.	597,903	79,180,294
		385,287,498
Metals & Mining - 1.7%
Nucor Corp.	1,243,113	75,295,354

Multiline Retail - 1.7%
Target Corp.	1,001,210	72,727,894

Multi-Utilities - 1.7%
Consolidated Edison, Inc.	910,326	75,056,379

Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp.	622,816	74,476,338
Exxon Mobil Corp.	990,140	78,250,764
		152,727,102
Pharmaceuticals - 1.8%
Johnson & Johnson	556,521	76,043,029

Specialty Retail - 1.9%
Lowe’s Cos., Inc.	770,104	80,930,229

Textiles, Apparel & Luxury Goods - 1.7%
VF Corp.	848,284	74,106,090

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Trading Companies & Distributors - 1.7%
WW Grainger, Inc.	246,996	75,276,971

TOTAL COMMON STOCKS (Cost $3,888,942,431)		4,306,323,732

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.0%(a)

REPURCHASE AGREEMENTS(b) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $1,583,307 (Cost $1,583,197)	1,583,197	1,583,197

Total Investments - 99.8% (Cost $3,890,525,628)		4,307,906,929
Other Assets Less Liabilities - 0.2%		7,547,736
Net Assets - 100.0%		4,315,454,665

(a)         Represents less than 0.05% of net assets.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 2.9%
Arconic, Inc.	120	2,219
Boeing Co. (The)	146	64,234
General Dynamics Corp.	78	13,277
Harris Corp.	33	5,443
Huntington Ingalls Industries, Inc.	12	2,513
L3 Technologies, Inc.	22	4,659
Lockheed Martin Corp.	68	21,040
Northrop Grumman Corp.	48	13,918
Raytheon Co.	78	14,547
Textron, Inc.	68	3,692
TransDigm Group, Inc.*	14	6,077
United Technologies Corp.	224	28,150
		179,769
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	38	3,434
Expeditors International of Washington, Inc.	47	3,523
FedEx Corp.	68	12,308
United Parcel Service, Inc., Class B	194	21,379
		40,644
Airlines - 0.5%
Alaska Air Group, Inc.	35	2,159
American Airlines Group, Inc.	113	4,026
Delta Air Lines, Inc.	173	8,577
Southwest Airlines Co.	141	7,902
United Continental Holdings, Inc.*	64	5,620
		28,284
Auto Components - 0.1%
Aptiv plc	72	5,984
BorgWarner, Inc.	57	2,315
		8,299
Automobiles - 0.4%
Ford Motor Co.	1,085	9,515
General Motors Co.	364	14,371
Harley-Davidson, Inc.	46	1,708
		25,594
Banks - 6.1%
Bank of America Corp.	2,533	73,660
BB&T Corp.	215	10,959
Citigroup, Inc.	677	43,314
Citizens Financial Group, Inc.	130	4,802
Comerica, Inc.	46	4,007
Fifth Third Bancorp	183	5,047
First Republic Bank	46	4,829
Huntington Bancshares, Inc.	294	4,237
JPMorgan Chase & Co.	924	96,429
KeyCorp	287	5,068
M&T Bank Corp.	39	6,749
People’s United Financial, Inc.	104	1,847
PNC Financial Services Group, Inc. (The)	128	16,131
Regions Financial Corp.	287	4,707
SunTrust Banks, Inc.	124	8,044
SVB Financial Group*	16	3,955
US Bancorp	422	21,813
Wells Fargo & Co.	1,177	58,720
Zions Bancorp NA	53	2,708
		377,026
Beverages - 1.8%
Brown-Forman Corp., Class B	46	2,277
Coca-Cola Co. (The)	1,063	48,196
Constellation Brands, Inc., Class A	47	7,950
Molson Coors Brewing Co., Class B	51	3,145
Monster Beverage Corp.*	109	6,957
PepsiCo, Inc.	392	45,331
		113,856
Biotechnology - 2.6%
AbbVie, Inc.	418	33,123
Alexion Pharmaceuticals, Inc.*	62	8,391
Amgen, Inc.	176	33,454
Biogen, Inc.*	57	18,697
Celgene Corp.*	193	16,042
Gilead Sciences, Inc.	360	23,407
Incyte Corp.*	49	4,225
Regeneron Pharmaceuticals, Inc.*	22	9,476
Vertex Pharmaceuticals, Inc.*	71	13,401
		160,216
Building Products - 0.3%
Allegion plc	26	2,339
AO Smith Corp.	39	2,025
Fortune Brands Home & Security, Inc.	38	1,791
Johnson Controls International plc	256	9,029
Masco Corp.	85	3,193
		18,377
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	15	1,644
Ameriprise Financial, Inc.	38	5,002
Bank of New York Mellon Corp. (The)	253	13,277
BlackRock, Inc.	34	15,070
Cboe Global Markets, Inc.	31	2,973
Charles Schwab Corp. (The)	334	15,367
CME Group, Inc.	100	18,191
E*TRADE Financial Corp.	70	3,429
Franklin Resources, Inc.	83	2,707
Goldman Sachs Group, Inc. (The)	96	18,883
Intercontinental Exchange, Inc.	158	12,190
Invesco Ltd.	114	2,206
Moody’s Corp.	47	8,137
Morgan Stanley	362	15,197
MSCI, Inc.	25	4,618
Nasdaq, Inc.	32	2,930
Northern Trust Corp.	61	5,685
Raymond James Financial, Inc.	37	3,056
S&P Global, Inc.	69	13,826
State Street Corp.	105	7,546
T. Rowe Price Group, Inc.	68	6,829
		178,763
Chemicals - 2.1%
Air Products & Chemicals, Inc.	61	11,052
Albemarle Corp.	29	2,647
Celanese Corp.	36	3,682
CF Industries Holdings, Inc.	65	2,743
DowDuPont, Inc.	636	33,854
Eastman Chemical Co.	38	3,142
Ecolab, Inc.	70	11,824
FMC Corp.	37	3,312
International Flavors & Fragrances, Inc.	28	3,570

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Linde plc	152	26,333
LyondellBasell Industries NV, Class A	87	7,440
Mosaic Co. (The)	99	3,096
PPG Industries, Inc.	68	7,614
Sherwin-Williams Co. (The)	23	9,964
		130,273
Commercial Services & Supplies - 0.4%
Cintas Corp.	25	5,165
Copart, Inc.*	57	3,344
Republic Services, Inc.	60	4,706
Rollins, Inc.	41	1,626
Waste Management, Inc.	109	11,036
		25,877
Communications Equipment - 1.3%
Arista Networks, Inc.*	15	4,279
Cisco Systems, Inc.	1,248	64,609
F5 Networks, Inc.*	16	2,690
Juniper Networks, Inc.	96	2,600
Motorola Solutions, Inc.	46	6,583
		80,761
Construction & Engineering - 0.1%
Fluor Corp.	39	1,466
Jacobs Engineering Group, Inc.	34	2,509
Quanta Services, Inc.	40	1,426
		5,401
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	17	3,193
Vulcan Materials Co.	36	4,012
		7,205
Consumer Finance - 0.7%
American Express Co.	193	20,794
Capital One Financial Corp.	130	10,865
Discover Financial Services	92	6,588
Synchrony Financial	182	5,935
		44,182
Containers & Packaging - 0.3%
Avery Dennison Corp.	25	2,701
Ball Corp.	94	5,149
International Paper Co.	112	5,132
Packaging Corp. of America	25	2,390
Sealed Air Corp.	44	1,919
Westrock Co.	70	2,617
		19,908
Distributors - 0.1%
Genuine Parts Co.	41	4,460
LKQ Corp.*	89	2,465
		6,925
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	58	1,401

Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B*	540	108,702
Jefferies Financial Group, Inc.	75	1,520
		110,222
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	2,019	62,831
CenturyLink, Inc.	264	3,482
Verizon Communications, Inc.	1,146	65,231
		131,544
Electric Utilities - 2.1%
Alliant Energy Corp.	66	3,027
American Electric Power Co., Inc.	137	11,118
Duke Energy Corp.	198	17,753
Edison International	89	5,330
Entergy Corp.	50	4,667
Evergy, Inc.	72	4,026
Eversource Energy	88	6,143
Exelon Corp.	268	13,022
FirstEnergy Corp.	135	5,501
NextEra Energy, Inc.	132	24,779
Pinnacle West Capital Corp.	31	2,906
PPL Corp.	200	6,434
Southern Co. (The)	286	14,211
Xcel Energy, Inc.	142	7,790
		126,707
Electrical Equipment - 0.5%
AMETEK, Inc.	64	5,093
Eaton Corp. plc	121	9,652
Emerson Electric Co.	173	11,790
Rockwell Automation, Inc.	34	6,071
		32,606
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	83	7,799
Corning, Inc.	223	7,763
FLIR Systems, Inc.	37	1,904
IPG Photonics Corp.*	10	1,550
Keysight Technologies, Inc.*	51	4,305
TE Connectivity Ltd.	95	7,799
		31,120
Entertainment - 2.2%
Activision Blizzard, Inc.	212	8,934
Electronic Arts, Inc.*	83	7,950
Netflix, Inc.*	120	42,972
Take-Two Interactive Software, Inc.*	32	2,792
Twenty-First Century Fox, Inc., Class A	294	14,826
Twenty-First Century Fox, Inc., Class B	136	6,822
Viacom, Inc., Class B	98	2,863
Walt Disney Co. (The)	414	46,716
		133,875
Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc.	30	4,077
American Tower Corp.	121	21,314
Apartment Investment & Management Co., Class A	41	2,006
AvalonBay Communities, Inc.	38	7,396
Boston Properties, Inc.	43	5,706
Crown Castle International Corp.	115	13,656
Digital Realty Trust, Inc.	58	6,561
Duke Realty Corp.	98	2,898
Equinix, Inc.	23	9,741
Equity Residential	101	7,443
Essex Property Trust, Inc.	18	5,037
Extra Space Storage, Inc.	36	3,454
Federal Realty Investment Trust	21	2,805
HCP, Inc.	131	4,031
Host Hotels & Resorts, Inc.	205	4,020
Iron Mountain, Inc.	79	2,798
Kimco Realty Corp.	117	2,058
Macerich Co. (The)	29	1,264
Mid-America Apartment Communities, Inc.	32	3,315

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Prologis, Inc.	174	12,190
Public Storage	42	8,883
Realty Income Corp.	81	5,602
Regency Centers Corp.	48	3,132
SBA Communications Corp.*	32	5,778
Simon Property Group, Inc.	87	15,761
SL Green Realty Corp.	24	2,177
UDR, Inc.	77	3,420
Ventas, Inc.	99	6,212
Vornado Realty Trust	47	3,164
Welltower, Inc.	104	7,728
Weyerhaeuser Co.	208	5,177
		188,804
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	120	26,249
Kroger Co. (The)	222	6,511
Sysco Corp.	132	8,917
Walgreens Boots Alliance, Inc.	224	15,946
Walmart, Inc.	394	39,002
		96,625
Food Products - 1.2%
Archer-Daniels-Midland Co.	156	6,630
Campbell Soup Co.	54	1,945
Conagra Brands, Inc.	134	3,132
General Mills, Inc.	165	7,776
Hershey Co. (The)	39	4,317
Hormel Foods Corp.	76	3,295
JM Smucker Co. (The)	32	3,389
Kellogg Co.	69	3,882
Kraft Heinz Co. (The)	174	5,775
Lamb Weston Holdings, Inc.	41	2,842
McCormick & Co., Inc. (Non-Voting)	34	4,623
Mondelez International, Inc., Class A	402	18,958
Tyson Foods, Inc., Class A	81	4,995
		71,559
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	32	3,163

Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	487	37,801
ABIOMED, Inc.*	13	4,349
Align Technology, Inc.*	20	5,179
Baxter International, Inc.	137	10,238
Becton Dickinson and Co.	75	18,659
Boston Scientific Corp.*	383	15,366
Cooper Cos., Inc. (The)	14	4,004
Danaher Corp.	172	21,847
DENTSPLY SIRONA, Inc.	62	2,589
Edwards Lifesciences Corp.*	57	9,650
Hologic, Inc.*	75	3,536
IDEXX Laboratories, Inc.*	25	5,276
Intuitive Surgical, Inc.*	32	17,524
Medtronic plc	372	33,666
ResMed, Inc.	39	3,995
Stryker Corp.	87	16,400
Teleflex, Inc.	13	3,768
Varian Medical Systems, Inc.*	26	3,493
Zimmer Biomet Holdings, Inc.	58	7,199
		224,539
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	44	3,665
Anthem, Inc.	72	21,653
Cardinal Health, Inc.	82	4,456
Centene Corp.*	116	7,063
Cigna Corp.	105	18,316
CVS Health Corp.	360	20,819
DaVita, Inc.*	35	1,991
HCA Healthcare, Inc.	75	10,428
Henry Schein, Inc.*	43	2,550
Humana, Inc.	38	10,832
Laboratory Corp. of America Holdings*	27	4,002
McKesson Corp.	55	6,994
Quest Diagnostics, Inc.	37	3,202
UnitedHealth Group, Inc.	265	64,188
Universal Health Services, Inc., Class B	24	3,332
WellCare Health Plans, Inc.*	15	3,804
		187,295
Health Care Technology - 0.1%
Cerner Corp.*	90	5,035

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	110	6,354
Chipotle Mexican Grill, Inc.*	6	3,645
Darden Restaurants, Inc.	35	3,924
Hilton Worldwide Holdings, Inc.	81	6,731
Marriott International, Inc., Class A	78	9,771
McDonald’s Corp.	215	39,526
MGM Resorts International	139	3,718
Norwegian Cruise Line Holdings Ltd.*	60	3,332
Royal Caribbean Cruises Ltd.	47	5,568
Starbucks Corp.	345	24,240
Wynn Resorts Ltd.	26	3,290
Yum! Brands, Inc.	88	8,316
		118,415
Household Durables - 0.3%
DR Horton, Inc.	96	3,733
Garmin Ltd.	34	2,855
Leggett & Platt, Inc.	37	1,681
Lennar Corp., Class A	80	3,838
Mohawk Industries, Inc.*	17	2,314
Newell Brands, Inc.	120	1,948
PulteGroup, Inc.	72	1,944
Whirlpool Corp.	17	2,406
		20,719
Household Products - 1.7%
Church & Dwight Co., Inc.	67	4,408
Clorox Co. (The)	36	5,689
Colgate-Palmolive Co.	240	15,809
Kimberly-Clark Corp.	96	11,216
Procter & Gamble Co. (The)	692	68,197
		105,319
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	183	3,153
NRG Energy, Inc.	80	3,334
		6,487
Industrial Conglomerates - 1.6%
3M Co.	162	33,597
General Electric Co.	2,414	25,082
Honeywell International, Inc.	205	31,584
Roper Technologies, Inc.	28	9,062
		99,325

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Insurance - 2.5%
Aflac, Inc.	212	10,418
Allstate Corp. (The)	95	8,966
American International Group, Inc.	247	10,670
Aon plc	68	11,664
Arthur J Gallagher & Co.	51	4,094
Assurant, Inc.	15	1,545
Brighthouse Financial, Inc.*	33	1,278
Chubb Ltd.	128	17,139
Cincinnati Financial Corp.	42	3,646
Everest Re Group Ltd.	11	2,487
Hartford Financial Services Group, Inc. (The)	99	4,887
Lincoln National Corp.	58	3,626
Loews Corp.	78	3,714
Marsh & McLennan Cos., Inc.	140	13,023
MetLife, Inc.	274	12,382
Principal Financial Group, Inc.	72	3,790
Progressive Corp. (The)	163	11,883
Prudential Financial, Inc.	114	10,927
Torchmark Corp.	28	2,312
Travelers Cos., Inc. (The)	74	9,835
Unum Group	61	2,279
Willis Towers Watson plc	37	6,365
		156,930
Interactive Media & Services - 4.9%
Alphabet, Inc., Class A*	83	93,503
Alphabet, Inc., Class C*	86	96,313
Facebook, Inc., Class A*	666	107,526
TripAdvisor, Inc.*	28	1,489
Twitter, Inc.*	201	6,187
		305,018
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc.*	113	185,301
Booking Holdings, Inc.*	13	22,061
eBay, Inc.	251	9,325
Expedia Group, Inc.	33	4,069
		220,756
IT Services - 5.3%
Accenture plc, Class A	177	28,564
Akamai Technologies, Inc.*	46	3,204
Alliance Data Systems Corp.	14	2,422
Automatic Data Processing, Inc.	120	18,364
Broadridge Financial Solutions, Inc.	33	3,341
Cognizant Technology Solutions Corp., Class A	161	11,428
DXC Technology Co.	78	5,137
Fidelity National Information Services, Inc.	90	9,734
Fiserv, Inc.*	109	9,231
FleetCor Technologies, Inc.*	25	5,832
Gartner, Inc.*	26	3,700
Global Payments, Inc.	45	5,867
International Business Machines Corp.	253	34,947
Jack Henry & Associates, Inc.	22	2,918
Mastercard, Inc., Class A	253	56,867
Paychex, Inc.	89	6,855
PayPal Holdings, Inc.*	327	32,069
Total System Services, Inc.	48	4,531
VeriSign, Inc.*	29	5,163
Visa, Inc., Class A	487	72,134
Western Union Co. (The)	122	2,180
		324,488
Leisure Products - 0.1%
Hasbro, Inc.	33	2,802
Mattel, Inc.*	96	1,384
		4,186
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	89	7,070
Illumina, Inc.*	41	12,824
IQVIA Holdings, Inc.*	45	6,305
Mettler-Toledo International, Inc.*	6	4,085
PerkinElmer, Inc.	31	2,919
Thermo Fisher Scientific, Inc.	111	28,812
Waters Corp.*	21	5,087
		67,102
Machinery - 1.7%
Caterpillar, Inc.	163	22,386
Cummins, Inc.	41	6,318
Deere & Co.	88	14,436
Dover Corp.	41	3,712
Flowserve Corp.	36	1,599
Fortive Corp.	81	6,607
Illinois Tool Works, Inc.	85	12,247
Ingersoll-Rand plc	68	7,178
PACCAR, Inc.	97	6,577
Parker-Hannifin Corp.	36	6,342
Pentair plc	45	1,914
Snap-on, Inc.	16	2,560
Stanley Black & Decker, Inc.	42	5,562
Wabtec Corp.	38	2,781
Xylem, Inc.	50	3,777
		103,996
Media - 1.4%
CBS Corp. (Non-Voting), Class B	93	4,669
Charter Communications, Inc., Class A*	48	16,556
Comcast Corp., Class A	1,261	48,763
Discovery, Inc., Class A*	44	1,272
Discovery, Inc., Class C*	99	2,698
DISH Network Corp., Class A*	64	2,081
Interpublic Group of Cos., Inc. (The)	107	2,464
News Corp., Class A	107	1,393
News Corp., Class B	35	466
Omnicom Group, Inc.	62	4,693
		85,055
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	403	5,199
Newmont Mining Corp.	148	5,050
Nucor Corp.	87	5,269
		15,518
Multiline Retail - 0.5%
Dollar General Corp.	73	8,648
Dollar Tree, Inc.*	67	6,454
Kohl’s Corp.	47	3,174
Macy’s, Inc.	86	2,132
Nordstrom, Inc.	32	1,513
Target Corp.	144	10,460
		32,381
Multi-Utilities - 1.1%
Ameren Corp.	68	4,844
CenterPoint Energy, Inc.	139	4,189
CMS Energy Corp.	77	4,189

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Consolidated Edison, Inc.	86	7,091
Dominion Energy, Inc.	208	15,411
DTE Energy Co.	50	6,178
NiSource, Inc.	100	2,698
Public Service Enterprise Group, Inc.	141	8,292
Sempra Energy	77	9,274
WEC Energy Group, Inc.	88	6,713
		68,879
Personal Products - 0.2%
Coty, Inc., Class A*	125	1,375
Estee Lauder Cos., Inc. (The), Class A	61	9,573
		10,948
Pharmaceuticals - 5.2%
Allergan plc	88	12,119
Bristol-Myers Squibb Co.	454	23,454
Eli Lilly & Co.(b)	261	32,962
Johnson & Johnson	745	101,797
Merck & Co., Inc.	722	58,691
Mylan NV*	142	3,747
Nektar Therapeutics*	47	1,905
Perrigo Co. plc	34	1,656
Pfizer, Inc.	1,604	69,533
Zoetis, Inc.	132	12,438
		318,302
Professional Services - 0.3%
Equifax, Inc.	34	3,723
IHS Markit Ltd.*	98	5,211
Nielsen Holdings plc	99	2,594
Robert Half International, Inc.	34	2,318
Verisk Analytics, Inc.*	47	5,942
		19,788
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	88	4,379

Road & Rail - 1.1%
CSX Corp.	223	16,205
JB Hunt Transport Services, Inc.	25	2,692
Kansas City Southern	28	3,042
Norfolk Southern Corp.	76	13,627
Union Pacific Corp.	204	34,211
		69,777
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc.*	245	5,765
Analog Devices, Inc.	102	10,910
Applied Materials, Inc.	273	10,467
Broadcom, Inc.	114	31,391
Intel Corp.	1,267	67,100
KLA-Tencor Corp.	46	5,313
Lam Research Corp.	43	7,572
Maxim Integrated Products, Inc.	77	4,191
Microchip Technology, Inc.	66	5,733
Micron Technology, Inc.*	310	12,673
NVIDIA Corp.	169	26,070
Qorvo, Inc.*	35	2,455
QUALCOMM, Inc.	337	17,993
Skyworks Solutions, Inc.	49	4,001
Texas Instruments, Inc.	267	28,243
Xilinx, Inc.	70	8,771
		248,648
Software - 6.7%
Adobe, Inc.*	135	35,437
ANSYS, Inc.*	24	4,254
Autodesk, Inc.*	61	9,944
Cadence Design Systems, Inc.*	79	4,523
Citrix Systems, Inc.	36	3,798
Fortinet, Inc.*	40	3,472
Intuit, Inc.	72	17,793
Microsoft Corp.	2,145	240,304
Oracle Corp.	753	39,254
Red Hat, Inc.*	49	8,947
salesforce.com, Inc.*	213	34,857
Symantec Corp.	177	3,981
Synopsys, Inc.*	42	4,271
		410,835
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	20	3,236
AutoZone, Inc.*	6	5,634
Best Buy Co., Inc.	65	4,474
CarMax, Inc.*	48	2,981
Foot Locker, Inc.	31	1,845
Gap, Inc. (The)	59	1,499
Home Depot, Inc. (The)	313	57,949
L Brands, Inc.	64	1,673
Lowe’s Cos., Inc.	223	23,435
O’Reilly Automotive, Inc.*	23	8,555
Ross Stores, Inc.	103	9,767
Tiffany & Co.	30	2,851
TJX Cos., Inc. (The)	344	17,644
Tractor Supply Co.	35	3,337
Ulta Beauty, Inc.*	17	5,312
		150,192
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	1,250	216,437
Hewlett Packard Enterprise Co.	394	6,454
HP, Inc.	438	8,642
NetApp, Inc.	69	4,499
Seagate Technology plc	72	3,352
Western Digital Corp.	79	3,974
Xerox Corp.	59	1,823
		245,181
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd.*	42	1,915
Hanesbrands, Inc.	99	1,840
NIKE, Inc., Class B	352	30,177
PVH Corp.	21	2,412
Ralph Lauren Corp.	16	2,003
Tapestry, Inc.	80	2,795
Under Armour, Inc., Class A*	52	1,173
Under Armour, Inc., Class C*	54	1,084
VF Corp.	89	7,775
		51,174
Tobacco - 1.1%
Altria Group, Inc.	522	27,358
Philip Morris International, Inc.	432	37,558
		64,916
Trading Companies & Distributors - 0.2%
Fastenal Co.	78	4,909
United Rentals, Inc.*	23	3,096
WW Grainger, Inc.	13	3,962
		11,967

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Water Utilities - 0.1%
American Water Works Co., Inc.	50	5,081

TOTAL COMMON STOCKS (Cost $6,613,051)		6,141,617

SECURITIES LENDING REINVESTMENTS(c) - 0.5%

INVESTMENT COMPANIES - 0.5%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $29,999)	29,999	29,999

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $19,022 (Cost $19,021)	19,021	19,021

Total Investments - 100.3% (Cost $6,662,071)		6,190,637
Liabilities in excess of other assets - (0.3%)		(21,403)
Net Assets - 100.0%		6,169,234

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $29,552, collateralized in the form of cash with a value of $29,999 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)          The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $29,999.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 3.3%
Arconic, Inc.	31	573
Boeing Co. (The)	39	17,159
General Dynamics Corp.	20	3,404
Harris Corp.	9	1,484
Huntington Ingalls Industries, Inc.	3	628
L3 Technologies, Inc.	6	1,271
Lockheed Martin Corp.	18	5,569
Northrop Grumman Corp.	13	3,770
Raytheon Co.	21	3,917
Textron, Inc.	18	977
TransDigm Group, Inc.*	4	1,736
United Technologies Corp.	59	7,415
		47,903
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	10	904
Expeditors International of Washington, Inc.	13	974
FedEx Corp.	18	3,258
United Parcel Service, Inc., Class B	51	5,620
		10,756
Airlines - 0.5%
Alaska Air Group, Inc.	9	555
American Airlines Group, Inc.	29	1,033
Delta Air Lines, Inc.	46	2,281
Southwest Airlines Co.	36	2,017
United Continental Holdings, Inc.*	17	1,493
		7,379
Auto Components - 0.1%
Aptiv plc	19	1,579
BorgWarner, Inc.	14	569
		2,148
Automobiles - 0.5%
Ford Motor Co.	286	2,508
General Motors Co.	95	3,751
Harley-Davidson, Inc.	11	408
		6,667
Beverages - 2.1%
Brown-Forman Corp., Class B	12	594
Coca-Cola Co. (The)	280	12,695
Constellation Brands, Inc., Class A	12	2,030
Molson Coors Brewing Co., Class B	14	863
Monster Beverage Corp.*	29	1,851
PepsiCo, Inc.	103	11,911
		29,944
Biotechnology - 2.9%
AbbVie, Inc.	110	8,716
Alexion Pharmaceuticals, Inc.*	16	2,165
Amgen, Inc.	47	8,934
Biogen, Inc.*	15	4,920
Celgene Corp.*	51	4,239
Gilead Sciences, Inc.	94	6,112
Incyte Corp.*	13	1,121
Regeneron Pharmaceuticals, Inc.*	6	2,585
Vertex Pharmaceuticals, Inc.*	19	3,586
		42,378
Building Products - 0.3%
Allegion plc	7	630
AO Smith Corp.	11	571
Fortune Brands Home & Security, Inc.	9	424
Johnson Controls International plc	67	2,363
Masco Corp.	21	789
		4,777
Chemicals - 2.4%
Air Products & Chemicals, Inc.	16	2,899
Albemarle Corp.	8	730
Celanese Corp.	10	1,023
CF Industries Holdings, Inc.	17	717
DowDuPont, Inc.	167	8,889
Eastman Chemical Co.	10	827
Ecolab, Inc.	19	3,209
FMC Corp.	10	895
International Flavors & Fragrances, Inc.	7	893
Linde plc	40	6,930
LyondellBasell Industries NV, Class A	23	1,967
Mosaic Co. (The)	25	782
PPG Industries, Inc.	18	2,016
Sherwin-Williams Co. (The)	6	2,599
		34,376
Commercial Services & Supplies - 0.5%
Cintas Corp.	6	1,239
Copart, Inc.*	15	880
Republic Services, Inc.	16	1,255
Rollins, Inc.	10	397
Waste Management, Inc.	29	2,936
		6,707
Communications Equipment - 1.5%
Arista Networks, Inc.*	4	1,141
Cisco Systems, Inc.	327	16,929
F5 Networks, Inc.*	4	673
Juniper Networks, Inc.	25	677
Motorola Solutions, Inc.	12	1,717
		21,137
Construction & Engineering - 0.1%
Fluor Corp.	9	339
Jacobs Engineering Group, Inc.	9	664
Quanta Services, Inc.	10	356
		1,359
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5	939
Vulcan Materials Co.	10	1,115
		2,054
Containers & Packaging - 0.4%
Avery Dennison Corp.	6	648
Ball Corp.	25	1,370
International Paper Co.	29	1,329
Packaging Corp. of America	7	669
Sealed Air Corp.	10	436
Westrock Co.	18	673
		5,125
Distributors - 0.1%
Genuine Parts Co.	11	1,197
LKQ Corp.*	23	637
		1,834
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	15	362

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	531	16,525

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
CenturyLink, Inc.	70	923
Verizon Communications, Inc.	302	17,190
		34,638
Electric Utilities - 2.3%
Alliant Energy Corp.	17	780
American Electric Power Co., Inc.	36	2,922
Duke Energy Corp.	52	4,662
Edison International	24	1,437
Entergy Corp.	13	1,213
Evergy, Inc.	19	1,062
Eversource Energy	23	1,606
Exelon Corp.	70	3,401
FirstEnergy Corp.	35	1,426
NextEra Energy, Inc.	35	6,570
Pinnacle West Capital Corp.	8	750
PPL Corp.	53	1,705
Southern Co. (The)	74	3,677
Xcel Energy, Inc.	38	2,085
		33,296
Electrical Equipment - 0.6%
AMETEK, Inc.	17	1,353
Eaton Corp. plc	32	2,552
Emerson Electric Co.	46	3,135
Rockwell Automation, Inc.	9	1,607
		8,647
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	22	2,067
Corning, Inc.	58	2,019
FLIR Systems, Inc.	10	515
IPG Photonics Corp.*	3	465
Keysight Technologies, Inc.*	14	1,182
TE Connectivity Ltd.	25	2,052
		8,300
Energy Equipment & Services - 0.6%
Baker Hughes a GE Co.	38	1,002
Halliburton Co.	63	1,933
Helmerich & Payne, Inc.	8	434
National Oilwell Varco, Inc.	28	788
Schlumberger Ltd.	100	4,406
TechnipFMC plc	31	691
		9,254
Entertainment - 2.5%
Activision Blizzard, Inc.	55	2,318
Electronic Arts, Inc.*	22	2,107
Netflix, Inc.*	32	11,459
Take-Two Interactive Software, Inc.*	8	698
Twenty-First Century Fox, Inc., Class A	76	3,833
Twenty-First Century Fox, Inc., Class B	36	1,806
Viacom, Inc., Class B	26	760
Walt Disney Co. (The)	109	12,299
		35,280
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	32	7,000
Kroger Co. (The)	58	1,701
Sysco Corp.	35	2,364
Walgreens Boots Alliance, Inc.	59	4,200
Walmart, Inc.	104	10,295
		25,560
Food Products - 1.3%
Archer-Daniels-Midland Co.	40	1,700
Campbell Soup Co.	13	468
Conagra Brands, Inc.	36	841
General Mills, Inc.	43	2,027
Hershey Co. (The)	10	1,107
Hormel Foods Corp.	19	824
JM Smucker Co. (The)	8	847
Kellogg Co.	19	1,069
Kraft Heinz Co. (The)	45	1,494
Lamb Weston Holdings, Inc.	11	762
McCormick & Co., Inc. (Non-Voting)	9	1,224
Mondelez International, Inc., Class A	105	4,952
Tyson Foods, Inc., Class A	22	1,356
		18,671
Gas Utilities - 0.1%
Atmos Energy Corp.	9	890

Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	128	9,935
ABIOMED, Inc.*	3	1,003
Align Technology, Inc.*	5	1,295
Baxter International, Inc.	36	2,690
Becton Dickinson and Co.	20	4,976
Boston Scientific Corp.*	100	4,012
Cooper Cos., Inc. (The)	4	1,144
Danaher Corp.	45	5,716
DENTSPLY SIRONA, Inc.	15	626
Edwards Lifesciences Corp.*	15	2,539
Hologic, Inc.*	19	896
IDEXX Laboratories, Inc.*	6	1,266
Intuitive Surgical, Inc.*	8	4,381
Medtronic plc	98	8,869
ResMed, Inc.	10	1,024
Stryker Corp.	23	4,336
Teleflex, Inc.	3	870
Varian Medical Systems, Inc.*	7	941
Zimmer Biomet Holdings, Inc.	15	1,862
		58,381
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	11	916
Anthem, Inc.	19	5,714
Cardinal Health, Inc.	22	1,196
Centene Corp.*	30	1,827
Cigna Corp.	28	4,884
CVS Health Corp.	95	5,494
DaVita, Inc.*	9	512
HCA Healthcare, Inc.	20	2,781
Henry Schein, Inc.*	11	652
Humana, Inc.	10	2,850
Laboratory Corp. of America Holdings*	7	1,038
McKesson Corp.	14	1,780
Quest Diagnostics, Inc.	10	866
UnitedHealth Group, Inc.	70	16,955
Universal Health Services, Inc., Class B	6	833
WellCare Health Plans, Inc.*	4	1,014
		49,312
Health Care Technology - 0.1%
Cerner Corp.*	24	1,343

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	29	1,675
Chipotle Mexican Grill, Inc.*	2	1,215
Darden Restaurants, Inc.	9	1,009
Hilton Worldwide Holdings, Inc.	22	1,828
Marriott International, Inc., Class A	21	2,631
McDonald’s Corp.	56	10,295
MGM Resorts International	37	990
Norwegian Cruise Line Holdings Ltd.*	15	833
Royal Caribbean Cruises Ltd.	13	1,540
Starbucks Corp.	91	6,394
Wynn Resorts Ltd.	7	886
Yum! Brands, Inc.	23	2,173
		31,469
Household Durables - 0.4%
DR Horton, Inc.	24	933
Garmin Ltd.	9	756
Leggett & Platt, Inc.	9	409
Lennar Corp., Class A	20	960
Mohawk Industries, Inc.*	5	681
Newell Brands, Inc.	31	503
PulteGroup, Inc.	19	513
Whirlpool Corp.	5	707
		5,462
Household Products - 1.9%
Church & Dwight Co., Inc.	18	1,184
Clorox Co. (The)	9	1,422
Colgate-Palmolive Co.	64	4,216
Kimberly-Clark Corp.	25	2,921
Procter & Gamble Co. (The)	181	17,838
		27,581
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	48	827
NRG Energy, Inc.	20	834
		1,661
Industrial Conglomerates - 1.8%
3M Co.	43	8,918
General Electric Co.	635	6,597
Honeywell International, Inc.	54	8,320
Roper Technologies, Inc.	8	2,589
		26,424
Interactive Media & Services - 5.6%
Alphabet, Inc., Class A*	22	24,784
Alphabet, Inc., Class C*	23	25,758
Facebook, Inc., Class A*	175	28,254
TripAdvisor, Inc.*	7	372
Twitter, Inc.*	52	1,601
		80,769
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc.*	30	49,195
Booking Holdings, Inc.*	3	5,091
eBay, Inc.	65	2,415
Expedia Group, Inc.	9	1,110
		57,811
IT Services - 6.0%
Accenture plc, Class A	47	7,585
Akamai Technologies, Inc.*	12	836
Alliance Data Systems Corp.	3	519
Automatic Data Processing, Inc.	32	4,897
Broadridge Financial Solutions, Inc.	9	911
Cognizant Technology Solutions Corp., Class A	42	2,981
DXC Technology Co.	21	1,383
Fidelity National Information Services, Inc.	24	2,596
Fiserv, Inc.*	29	2,456
FleetCor Technologies, Inc.*	6	1,400
Gartner, Inc.*	7	996
Global Payments, Inc.	12	1,564
International Business Machines Corp.	67	9,255
Jack Henry & Associates, Inc.	6	796
Mastercard, Inc., Class A	67	15,060
Paychex, Inc.	23	1,771
PayPal Holdings, Inc.*	86	8,434
Total System Services, Inc.	12	1,133
VeriSign, Inc.*	8	1,424
Visa, Inc., Class A	128	18,959
Western Union Co. (The)	32	572
		85,528
Leisure Products - 0.1%
Hasbro, Inc.	9	764
Mattel, Inc.*(b)	25	361
		1,125
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	23	1,827
Illumina, Inc.*	11	3,441
IQVIA Holdings, Inc.*	12	1,681
Mettler-Toledo International, Inc.*	2	1,362
PerkinElmer, Inc.	8	753
Thermo Fisher Scientific, Inc.	29	7,528
Waters Corp.*	6	1,453
		18,045
Machinery - 1.9%
Caterpillar, Inc.	43	5,905
Cummins, Inc.	11	1,695
Deere & Co.	24	3,937
Dover Corp.	11	996
Flowserve Corp.	9	400
Fortive Corp.	22	1,794
Illinois Tool Works, Inc.	22	3,170
Ingersoll-Rand plc	18	1,900
PACCAR, Inc.	26	1,763
Parker-Hannifin Corp.	10	1,761
Pentair plc	11	468
Snap-on, Inc.	4	640
Stanley Black & Decker, Inc.	11	1,457
Wabtec Corp.	10	763
Xylem, Inc.	13	982
		27,631
Media - 1.6%
CBS Corp. (Non-Voting), Class B	25	1,255
Charter Communications, Inc., Class A*	13	4,484
Comcast Corp., Class A	331	12,800
Discovery, Inc., Class A*	11	318
Discovery, Inc., Class C*	26	708
DISH Network Corp., Class A*	16	520
Interpublic Group of Cos., Inc. (The)	28	645
News Corp., Class A	28	365
News Corp., Class B	9	120

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Omnicom Group, Inc.	16	1,211
		22,426
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	106	1,367
Newmont Mining Corp.	38	1,297
Nucor Corp.	23	1,393
		4,057
Multiline Retail - 0.6%
Dollar General Corp.	19	2,251
Dollar Tree, Inc.*	17	1,638
Kohl’s Corp.	12	810
Macy’s, Inc.	23	570
Nordstrom, Inc.	8	378
Target Corp.	38	2,760
		8,407
Multi-Utilities - 1.3%
Ameren Corp.	18	1,282
CenterPoint Energy, Inc.	36	1,085
CMS Energy Corp.	21	1,142
Consolidated Edison, Inc.	23	1,896
Dominion Energy, Inc.	55	4,075
DTE Energy Co.	13	1,606
NiSource, Inc.	27	729
Public Service Enterprise Group, Inc.	37	2,176
Sempra Energy	20	2,409
WEC Energy Group, Inc.	23	1,755
		18,155
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	36	1,566
Apache Corp.	27	896
Cabot Oil & Gas Corp.	32	788
Chevron Corp.	139	16,622
Cimarex Energy Co.	7	503
Concho Resources, Inc.	15	1,650
ConocoPhillips	83	5,632
Devon Energy Corp.	34	1,003
Diamondback Energy, Inc.	11	1,132
EOG Resources, Inc.	42	3,948
Exxon Mobil Corp.	309	24,420
Hess Corp.	17	984
HollyFrontier Corp.	12	614
Kinder Morgan, Inc.	138	2,644
Marathon Oil Corp.	61	1,013
Marathon Petroleum Corp.	51	3,163
Noble Energy, Inc.	35	775
Occidental Petroleum Corp.	55	3,638
ONEOK, Inc.	30	1,928
Phillips 66	31	2,987
Pioneer Natural Resources Co.	12	1,691
Valero Energy Corp.	31	2,528
Williams Cos., Inc. (The)	89	2,376
		82,501
Personal Products - 0.2%
Coty, Inc., Class A*	33	363
Estee Lauder Cos., Inc. (The), Class A	16	2,511
		2,874
Pharmaceuticals - 5.8%
Allergan plc	23	3,167
Bristol-Myers Squibb Co.	119	6,148
Eli Lilly & Co.(b)	69	8,714
Johnson & Johnson	195	26,645
Merck & Co., Inc.	189	15,364
Mylan NV*	37	976
Nektar Therapeutics*	12	486
Perrigo Co. plc	8	390
Pfizer, Inc.	422	18,294
Zoetis, Inc.	35	3,298
		83,482
Professional Services - 0.4%
Equifax, Inc.	9	986
IHS Markit Ltd.*	26	1,382
Nielsen Holdings plc	26	681
Robert Half International, Inc.	9	614
Verisk Analytics, Inc.*	12	1,517
		5,180
Road & Rail - 1.3%
CSX Corp.	59	4,288
JB Hunt Transport Services, Inc.	6	646
Kansas City Southern	7	760
Norfolk Southern Corp.	20	3,586
Union Pacific Corp.	54	9,056
		18,336
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc.*	64	1,506
Analog Devices, Inc.	27	2,888
Applied Materials, Inc.	71	2,722
Broadcom, Inc.	30	8,261
Intel Corp.	332	17,583
KLA-Tencor Corp.	12	1,386
Lam Research Corp.	11	1,937
Maxim Integrated Products, Inc.	20	1,088
Microchip Technology, Inc.	17	1,477
Micron Technology, Inc.*	81	3,311
NVIDIA Corp.	45	6,942
Qorvo, Inc.*	9	631
QUALCOMM, Inc.	88	4,698
Skyworks Solutions, Inc.	13	1,061
Texas Instruments, Inc.	70	7,405
Xilinx, Inc.	19	2,381
		65,277
Software - 7.5%
Adobe, Inc.*	36	9,450
ANSYS, Inc.*	6	1,064
Autodesk, Inc.*	16	2,608
Cadence Design Systems, Inc.*	20	1,145
Citrix Systems, Inc.	9	950
Fortinet, Inc.*	11	955
Intuit, Inc.	19	4,695
Microsoft Corp.	564	63,185
Oracle Corp.	196	10,217
Red Hat, Inc.*	13	2,374
salesforce.com, Inc.*	56	9,164
Symantec Corp.	47	1,057
Synopsys, Inc.*	11	1,118
		107,982
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	5	809
AutoZone, Inc.*	2	1,878
Best Buy Co., Inc.	17	1,170
CarMax, Inc.*	13	807
Foot Locker, Inc.	8	476
Gap, Inc. (The)	16	407
Home Depot, Inc. (The)	83	15,367
L Brands, Inc.	17	444

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Lowe’s Cos., Inc.	59	6,200
O’Reilly Automotive, Inc.*	6	2,232
Ross Stores, Inc.	27	2,561
Tiffany & Co.	8	760
TJX Cos., Inc. (The)	90	4,616
Tractor Supply Co.	9	858
Ulta Beauty, Inc.*	4	1,250
		39,835
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	329	56,966
Hewlett Packard Enterprise Co.	104	1,703
HP, Inc.	116	2,289
NetApp, Inc.	18	1,174
Seagate Technology plc	18	838
Western Digital Corp.	20	1,006
Xerox Corp.	14	433
		64,409
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd.*	10	456
Hanesbrands, Inc.	26	483
NIKE, Inc., Class B	93	7,973
PVH Corp.	6	689
Ralph Lauren Corp.	4	501
Tapestry, Inc.	20	699
Under Armour, Inc., Class A*	14	316
Under Armour, Inc., Class C*	14	281
VF Corp.	24	2,096
		13,494
Tobacco - 1.2%
Altria Group, Inc.	137	7,180
Philip Morris International, Inc.	113	9,824
		17,004
Trading Companies & Distributors - 0.2%
Fastenal Co.	21	1,322
United Rentals, Inc.*	6	808
WW Grainger, Inc.	3	914
		3,044
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,321

TOTAL COMMON STOCKS (Cost $1,324,556)		1,429,768

SECURITIES LENDING REINVESTMENTS(c) - 0.6%

INVESTMENT COMPANIES - 0.6%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $7,948)	7,948	7,948

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $4,316 (Cost $4,316)	4,316	4,316

Total Investments - 100.4% (Cost $1,336,820)		1,442,032
Liabilities in excess of other assets - (0.4%)		(5,722)
Net Assets - 100.0%		1,436,310

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $8,090, collateralized in the form of cash with a value of $7,948 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $283 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 2.88%, and maturity dates ranging from May 16, 2019 – August 15, 2046; a total value of $8,231.

(c)          The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $7,948.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 3.3%
Arconic, Inc.	31	573
Boeing Co. (The)	38	16,719
General Dynamics Corp.	20	3,404
Harris Corp.	9	1,484
Huntington Ingalls Industries, Inc.	3	628
L3 Technologies, Inc.	6	1,271
Lockheed Martin Corp.	18	5,569
Northrop Grumman Corp.	13	3,770
Raytheon Co.	21	3,917
Textron, Inc.	18	977
TransDigm Group, Inc.*	4	1,736
United Technologies Corp.	59	7,415
		47,463
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	10	904
Expeditors International of Washington, Inc.	13	974
FedEx Corp.	18	3,258
United Parcel Service, Inc., Class B	50	5,510
		10,646
Airlines - 0.5%
Alaska Air Group, Inc.	9	555
American Airlines Group, Inc.	29	1,033
Delta Air Lines, Inc.	44	2,182
Southwest Airlines Co.	36	2,017
United Continental Holdings, Inc.*	17	1,493
		7,280
Auto Components - 0.1%
Aptiv plc	19	1,579
BorgWarner, Inc.	14	569
		2,148
Automobiles - 0.5%
Ford Motor Co.	282	2,473
General Motors Co.	95	3,751
Harley-Davidson, Inc.	11	408
		6,632
Banks - 6.8%
Bank of America Corp.	659	19,164
BB&T Corp.	55	2,803
Citigroup, Inc.	176	11,260
Citizens Financial Group, Inc.	34	1,256
Comerica, Inc.	12	1,045
Fifth Third Bancorp	48	1,324
First Republic Bank	12	1,260
Huntington Bancshares, Inc.	77	1,110
JPMorgan Chase & Co.	241	25,151
KeyCorp	75	1,324
M&T Bank Corp.	10	1,731
People’s United Financial, Inc.	27	479
PNC Financial Services Group, Inc. (The)	33	4,159
Regions Financial Corp.	75	1,230
SunTrust Banks, Inc.	33	2,141
SVB Financial Group*	4	989
US Bancorp	109	5,634
Wells Fargo & Co.	306	15,266
Zions Bancorp NA	13	664
		97,990
Beverages - 2.0%
Brown-Forman Corp., Class B	12	594
Coca-Cola Co. (The)	277	12,559
Constellation Brands, Inc., Class A	12	2,030
Molson Coors Brewing Co., Class B	14	863
Monster Beverage Corp.*	29	1,851
PepsiCo, Inc.	101	11,680
		29,577
Building Products - 0.3%
Allegion plc	7	630
AO Smith Corp.	10	519
Fortune Brands Home & Security, Inc.	9	424
Johnson Controls International plc	67	2,363
Masco Corp.	21	789
		4,725
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	4	439
Ameriprise Financial, Inc.	10	1,316
Bank of New York Mellon Corp. (The)	65	3,411
BlackRock, Inc.	9	3,989
Cboe Global Markets, Inc.	8	767
Charles Schwab Corp. (The)	86	3,957
CME Group, Inc.	26	4,730
E*TRADE Financial Corp.	18	882
Franklin Resources, Inc.	22	717
Goldman Sachs Group, Inc. (The)	25	4,918
Intercontinental Exchange, Inc.	41	3,163
Invesco Ltd.	30	581
Moody’s Corp.	12	2,077
Morgan Stanley	95	3,988
MSCI, Inc.	6	1,108
Nasdaq, Inc.	8	733
Northern Trust Corp.	16	1,491
Raymond James Financial, Inc.	9	743
S&P Global, Inc.	18	3,607
State Street Corp.	28	2,012
T. Rowe Price Group, Inc.	17	1,707
		46,336
Chemicals - 2.4%
Air Products & Chemicals, Inc.	16	2,899
Albemarle Corp.	8	730
Celanese Corp.	10	1,023
CF Industries Holdings, Inc.	16	675
DowDuPont, Inc.	166	8,836
Eastman Chemical Co.	10	827
Ecolab, Inc.	18	3,040
FMC Corp.	10	895
International Flavors & Fragrances, Inc.	7	893
Linde plc	40	6,930
LyondellBasell Industries NV, Class A	23	1,967
Mosaic Co. (The)	26	813
PPG Industries, Inc.	17	1,904
Sherwin-Williams Co. (The)	6	2,599
		34,031
Commercial Services & Supplies - 0.5%
Cintas Corp.	6	1,239
Copart, Inc.*	15	880
Republic Services, Inc.	16	1,255

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Rollins, Inc.	10	397
Waste Management, Inc.	28	2,835
		6,606
Communications Equipment - 1.5%
Arista Networks, Inc.*	4	1,141
Cisco Systems, Inc.	325	16,825
F5 Networks, Inc.*	4	673
Juniper Networks, Inc.	25	677
Motorola Solutions, Inc.	12	1,717
		21,033
Construction & Engineering - 0.1%
Fluor Corp.	10	376
Jacobs Engineering Group, Inc.	9	664
Quanta Services, Inc.	11	392
		1,432
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5	939
Vulcan Materials Co.	10	1,115
		2,054
Consumer Finance - 0.8%
American Express Co.	51	5,495
Capital One Financial Corp.	34	2,842
Discover Financial Services	24	1,718
Synchrony Financial	48	1,565
		11,620
Containers & Packaging - 0.3%
Avery Dennison Corp.	6	648
Ball Corp.	24	1,315
International Paper Co.	28	1,283
Packaging Corp. of America	7	669
Sealed Air Corp.	10	436
Westrock Co.	17	636
		4,987
Distributors - 0.1%
Genuine Parts Co.	11	1,197
LKQ Corp.*	23	637
		1,834
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	15	362

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B*	140	28,182
Jefferies Financial Group, Inc.	20	405
		28,587
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	526	16,369
CenturyLink, Inc.	69	910
Verizon Communications, Inc.	299	17,019
		34,298
Electric Utilities - 2.3%
Alliant Energy Corp.	17	780
American Electric Power Co., Inc.	36	2,921
Duke Energy Corp.	52	4,662
Edison International	24	1,437
Entergy Corp.	13	1,213
Evergy, Inc.	19	1,062
Eversource Energy	23	1,606
Exelon Corp.	69	3,353
FirstEnergy Corp.	34	1,386
NextEra Energy, Inc.	35	6,570
Pinnacle West Capital Corp.	8	750
PPL Corp.	52	1,673
Southern Co. (The)	74	3,677
Xcel Energy, Inc.	37	2,030
		33,120
Electrical Equipment - 0.6%
AMETEK, Inc.	17	1,353
Eaton Corp. plc	31	2,473
Emerson Electric Co.	45	3,067
Rockwell Automation, Inc.	9	1,607
		8,500
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	22	2,067
Corning, Inc.	58	2,019
FLIR Systems, Inc.	10	515
IPG Photonics Corp.*	3	465
Keysight Technologies, Inc.*	14	1,182
TE Connectivity Ltd.	25	2,052
		8,300
Energy Equipment & Services - 0.6%
Baker Hughes a GE Co.	37	976
Halliburton Co.	64	1,964
Helmerich & Payne, Inc.	8	434
National Oilwell Varco, Inc.	28	788
Schlumberger Ltd.	100	4,406
TechnipFMC plc	31	691
		9,259
Entertainment - 2.4%
Activision Blizzard, Inc.	54	2,276
Electronic Arts, Inc.*	22	2,107
Netflix, Inc.*	32	11,459
Take-Two Interactive Software, Inc.*	8	698
Twenty-First Century Fox, Inc., Class A	76	3,833
Twenty-First Century Fox, Inc., Class B	34	1,705
Viacom, Inc., Class B	26	760
Walt Disney Co. (The)	107	12,074
		34,912
Equity Real Estate Investment Trusts (REITs) - 3.4%
Alexandria Real Estate Equities, Inc.	8	1,087
American Tower Corp.	32	5,637
Apartment Investment & Management Co., Class A	10	489
AvalonBay Communities, Inc.	10	1,946
Boston Properties, Inc.	11	1,460
Crown Castle International Corp.	30	3,563
Digital Realty Trust, Inc.	15	1,697
Duke Realty Corp.	26	769
Equinix, Inc.	6	2,541
Equity Residential	27	1,990
Essex Property Trust, Inc.	5	1,399
Extra Space Storage, Inc.	9	863
Federal Realty Investment Trust	5	668
HCP, Inc.	35	1,077
Host Hotels & Resorts, Inc.	54	1,059
Iron Mountain, Inc.	20	708
Kimco Realty Corp.	31	545
Macerich Co. (The)	8	349
Mid-America Apartment Communities, Inc.	8	829
Prologis, Inc.	46	3,223
Public Storage	11	2,326
Realty Income Corp.	21	1,452

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Regency Centers Corp.	12	783
SBA Communications Corp.*	8	1,444
Simon Property Group, Inc.	22	3,986
SL Green Realty Corp.	6	544
UDR, Inc.	19	844
Ventas, Inc.	26	1,632
Vornado Realty Trust	13	875
Welltower, Inc.	27	2,006
Weyerhaeuser Co.	54	1,344
		49,135
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	32	7,000
Kroger Co. (The)	58	1,701
Sysco Corp.	35	2,364
Walgreens Boots Alliance, Inc.	58	4,129
Walmart, Inc.	102	10,097
		25,291
Food Products - 1.3%
Archer-Daniels-Midland Co.	40	1,700
Campbell Soup Co.	14	504
Conagra Brands, Inc.	35	818
General Mills, Inc.	42	1,979
Hershey Co. (The)	10	1,107
Hormel Foods Corp.	19	824
JM Smucker Co. (The)	8	847
Kellogg Co.	18	1,013
Kraft Heinz Co. (The)	44	1,460
Lamb Weston Holdings, Inc.	11	762
McCormick & Co., Inc. (Non-Voting)	9	1,224
Mondelez International, Inc., Class A	104	4,905
Tyson Foods, Inc., Class A	21	1,295
		18,438
Gas Utilities - 0.1%
Atmos Energy Corp.	8	791

Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	29	1,675
Chipotle Mexican Grill, Inc.*	2	1,215
Darden Restaurants, Inc.	9	1,009
Hilton Worldwide Holdings, Inc.	21	1,745
Marriott International, Inc., Class A	21	2,631
McDonald’s Corp.	56	10,295
MGM Resorts International	36	963
Norwegian Cruise Line Holdings Ltd.*	15	833
Royal Caribbean Cruises Ltd.	12	1,422
Starbucks Corp.	89	6,253
Wynn Resorts Ltd.	7	886
Yum! Brands, Inc.	23	2,173
		31,100
Household Durables - 0.4%
DR Horton, Inc.	24	933
Garmin Ltd.	9	756
Leggett & Platt, Inc.	8	363
Lennar Corp., Class A	20	960
Mohawk Industries, Inc.*	5	681
Newell Brands, Inc.	31	503
PulteGroup, Inc.	19	513
Whirlpool Corp.	5	707
		5,416
Household Products - 1.9%
Church & Dwight Co., Inc.	18	1,184
Clorox Co. (The)	9	1,422
Colgate-Palmolive Co.	62	4,084
Kimberly-Clark Corp.	25	2,921
Procter & Gamble Co. (The)	180	17,739
		27,350
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	48	827
NRG Energy, Inc.	20	834
		1,661
Industrial Conglomerates - 1.8%
3M Co.	42	8,710
General Electric Co.	628	6,525
Honeywell International, Inc.	54	8,320
Roper Technologies, Inc.	7	2,266
		25,821
Insurance - 2.8%
Aflac, Inc.	54	2,654
Allstate Corp. (The)	25	2,359
American International Group, Inc.	63	2,722
Aon plc	17	2,916
Arthur J Gallagher & Co.	13	1,044
Assurant, Inc.	4	412
Brighthouse Financial, Inc.*	8	310
Chubb Ltd.	33	4,419
Cincinnati Financial Corp.	11	955
Everest Re Group Ltd.	3	678
Hartford Financial Services Group, Inc. (The)	25	1,234
Lincoln National Corp.	15	938
Loews Corp.	20	952
Marsh & McLennan Cos., Inc.	37	3,442
MetLife, Inc.	71	3,208
Principal Financial Group, Inc.	18	948
Progressive Corp. (The)	42	3,062
Prudential Financial, Inc.	30	2,875
Torchmark Corp.	7	578
Travelers Cos., Inc. (The)	19	2,525
Unum Group	15	560
Willis Towers Watson plc	9	1,548
		40,339
Interactive Media & Services - 5.5%
Alphabet, Inc., Class A*	22	24,784
Alphabet, Inc., Class C*	22	24,638
Facebook, Inc., Class A*	173	27,931
TripAdvisor, Inc.*	7	372
Twitter, Inc.*	52	1,601
		79,326
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc.*	30	49,195
Booking Holdings, Inc.*	3	5,091
eBay, Inc.	66	2,452
Expedia Group, Inc.	9	1,110
		57,848
IT Services - 5.8%
Accenture plc, Class A	46	7,423
Akamai Technologies, Inc.*	12	836
Alliance Data Systems Corp.	3	519
Automatic Data Processing, Inc.	32	4,897
Broadridge Financial Solutions, Inc.	8	810

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Cognizant Technology Solutions Corp., Class A	42	2,981
DXC Technology Co.	20	1,317
Fidelity National Information Services, Inc.	24	2,596
Fiserv, Inc.*	29	2,456
FleetCor Technologies, Inc.*	6	1,400
Gartner, Inc.*	7	996
Global Payments, Inc.	11	1,434
International Business Machines Corp.	66	9,117
Jack Henry & Associates, Inc.	6	796
Mastercard, Inc., Class A	66	14,835
Paychex, Inc.	23	1,771
PayPal Holdings, Inc.*	85	8,336
Total System Services, Inc.	12	1,133
VeriSign, Inc.*	8	1,424
Visa, Inc., Class A	126	18,663
Western Union Co. (The)	32	572
		84,312
Leisure Products - 0.1%
Hasbro, Inc.	8	679
Mattel, Inc.*	25	361
		1,040
Machinery - 1.9%
Caterpillar, Inc.	43	5,906
Cummins, Inc.	11	1,695
Deere & Co.	23	3,773
Dover Corp.	11	996
Flowserve Corp.	8	355
Fortive Corp.	21	1,713
Illinois Tool Works, Inc.	22	3,170
Ingersoll-Rand plc	18	1,900
PACCAR, Inc.	25	1,695
Parker-Hannifin Corp.	10	1,761
Pentair plc	11	468
Snap-on, Inc.	4	640
Stanley Black & Decker, Inc.	11	1,457
Wabtec Corp.	10	760
Xylem, Inc.	13	982
		27,271
Media - 1.5%
CBS Corp. (Non-Voting), Class B	23	1,155
Charter Communications, Inc., Class A*	13	4,484
Comcast Corp., Class A	328	12,684
Discovery, Inc., Class A*	11	318
Discovery, Inc., Class C*	26	708
DISH Network Corp., Class A*	17	553
Interpublic Group of Cos., Inc. (The)	28	645
News Corp., Class A	28	364
News Corp., Class B	9	120
Omnicom Group, Inc.	16	1,211
		22,242
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	104	1,341
Newmont Mining Corp.	39	1,331
Nucor Corp.	23	1,393
		4,065
Multiline Retail - 0.6%
Dollar General Corp.	19	2,251
Dollar Tree, Inc.*	17	1,638
Kohl’s Corp.	12	810
Macy’s, Inc.	22	546
Nordstrom, Inc.	8	378
Target Corp.	38	2,760
		8,383
Multi-Utilities - 1.2%
Ameren Corp.	18	1,282
CenterPoint Energy, Inc.	36	1,085
CMS Energy Corp.	21	1,142
Consolidated Edison, Inc.	23	1,896
Dominion Energy, Inc.	54	4,001
DTE Energy Co.	13	1,606
NiSource, Inc.	26	702
Public Service Enterprise Group, Inc.	37	2,176
Sempra Energy	20	2,409
WEC Energy Group, Inc.	23	1,755
		18,054
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	36	1,566
Apache Corp.	28	929
Cabot Oil & Gas Corp.	31	763
Chevron Corp.	137	16,383
Cimarex Energy Co.	7	503
Concho Resources, Inc.	15	1,650
ConocoPhillips	82	5,564
Devon Energy Corp.	34	1,003
Diamondback Energy, Inc.	11	1,132
EOG Resources, Inc.	42	3,948
Exxon Mobil Corp.	306	24,183
Hess Corp.	17	984
HollyFrontier Corp.	12	615
Kinder Morgan, Inc.	137	2,625
Marathon Oil Corp.	60	996
Marathon Petroleum Corp.	50	3,101
Noble Energy, Inc.	35	775
Occidental Petroleum Corp.	55	3,638
ONEOK, Inc.	30	1,928
Phillips 66	31	2,987
Pioneer Natural Resources Co.	12	1,691
Valero Energy Corp.	31	2,528
Williams Cos., Inc. (The)	87	2,322
		81,814
Personal Products - 0.2%
Coty, Inc., Class A*	33	363
Estee Lauder Cos., Inc. (The), Class A	16	2,511
		2,874
Professional Services - 0.4%
Equifax, Inc.	9	986
IHS Markit Ltd.*	26	1,382
Nielsen Holdings plc	26	681
Robert Half International, Inc.	9	614
Verisk Analytics, Inc.*	12	1,517
		5,180
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	22	1,095

Road & Rail - 1.2%
CSX Corp.	58	4,215
JB Hunt Transport Services, Inc.	6	646
Kansas City Southern	7	760
Norfolk Southern Corp.	20	3,586

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Union Pacific Corp.	53	8,888
		18,095
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc.*	64	1,506
Analog Devices, Inc.	27	2,888
Applied Materials, Inc.	71	2,722
Broadcom, Inc.	30	8,261
Intel Corp.	330	17,477
KLA-Tencor Corp.	12	1,386
Lam Research Corp.	11	1,937
Maxim Integrated Products, Inc.	20	1,089
Microchip Technology, Inc.	17	1,477
Micron Technology, Inc.*	81	3,311
NVIDIA Corp.	44	6,787
Qorvo, Inc.*	9	631
QUALCOMM, Inc.	87	4,645
Skyworks Solutions, Inc.	13	1,061
Texas Instruments, Inc.	70	7,405
Xilinx, Inc.	18	2,255
		64,838
Software - 7.4%
Adobe, Inc.*	35	9,187
ANSYS, Inc.*	6	1,064
Autodesk, Inc.*	16	2,608
Cadence Design Systems, Inc.*	19	1,088
Citrix Systems, Inc.	9	949
Fortinet, Inc.*	10	868
Intuit, Inc.	19	4,695
Microsoft Corp.	558	62,513
Oracle Corp.	195	10,165
Red Hat, Inc.*	13	2,374
salesforce.com, Inc.*	55	9,001
Symantec Corp.	46	1,035
Synopsys, Inc.*	11	1,118
		106,665
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	5	809
AutoZone, Inc.*	2	1,878
Best Buy Co., Inc.	17	1,170
CarMax, Inc.*	13	807
Foot Locker, Inc.	8	476
Gap, Inc. (The)	15	381
Home Depot, Inc. (The)	82	15,182
L Brands, Inc.	17	444
Lowe’s Cos., Inc.	58	6,095
O’Reilly Automotive, Inc.*	6	2,232
Ross Stores, Inc.	27	2,561
Tiffany & Co.	8	760
TJX Cos., Inc. (The)	89	4,565
Tractor Supply Co.	9	858
Ulta Beauty, Inc.*	4	1,250
		39,468
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	326	56,447
Hewlett Packard Enterprise Co.	102	1,671
HP, Inc.	114	2,249
NetApp, Inc.	18	1,174
Seagate Technology plc	18	838
Western Digital Corp.	20	1,006
Xerox Corp.	15	463
		63,848
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd.*	10	456
Hanesbrands, Inc.	26	483
NIKE, Inc., Class B	91	7,801
PVH Corp.	5	574
Ralph Lauren Corp.	4	501
Tapestry, Inc.	21	734
Under Armour, Inc., Class A*	14	316
Under Armour, Inc., Class C*	14	281
VF Corp.	24	2,097
		13,243
Tobacco - 1.2%
Altria Group, Inc.	135	7,076
Philip Morris International, Inc.	112	9,737
		16,813
Trading Companies & Distributors - 0.2%
Fastenal Co.	21	1,322
United Rentals, Inc.*	6	808
WW Grainger, Inc.	3	914
		3,044
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,321

TOTAL COMMON STOCKS (Cost $1,350,918)		1,439,913

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(b) - 0.2%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $3,463 (Cost $3,463)	3,463	3,463

Total Investments - 99.8% (Cost $1,354,381)		1,443,376
Other Assets Less Liabilities - 0.2%		2,727
Net Assets - 100.0%		1,446,103

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 3.5%
Arconic, Inc.	72	1,331
Boeing Co. (The)	90	39,596
General Dynamics Corp.	48	8,171
Harris Corp.	20	3,299
Huntington Ingalls Industries, Inc.	7	1,466
L3 Technologies, Inc.	13	2,753
Lockheed Martin Corp.	42	12,995
Northrop Grumman Corp.	30	8,699
Raytheon Co.	49	9,138
Textron, Inc.	41	2,226
TransDigm Group, Inc.*	8	3,473
United Technologies Corp.	138	17,342
		110,489
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	24	2,169
Expeditors International of Washington, Inc.	30	2,248
FedEx Corp.	42	7,602
United Parcel Service, Inc., Class B	118	13,004
		25,023
Airlines - 0.6%
Alaska Air Group, Inc.	22	1,358
American Airlines Group, Inc.	70	2,494
Delta Air Lines, Inc.	106	5,256
Southwest Airlines Co.	85	4,763
United Continental Holdings, Inc.*	40	3,512
		17,383
Auto Components - 0.2%
Aptiv plc	46	3,823
BorgWarner, Inc.	35	1,421
		5,244
Automobiles - 0.5%
Ford Motor Co.	665	5,832
General Motors Co.	222	8,765
Harley-Davidson, Inc.	27	1,002
		15,599
Banks - 7.3%
Bank of America Corp.	1,556	45,248
BB&T Corp.	131	6,677
Citigroup, Inc.	417	26,680
Citizens Financial Group, Inc.	79	2,918
Comerica, Inc.	28	2,439
Fifth Third Bancorp	111	3,061
First Republic Bank	28	2,939
Huntington Bancshares, Inc.	180	2,594
JPMorgan Chase & Co.	567	59,172
KeyCorp	175	3,091
M&T Bank Corp.	24	4,153
People’s United Financial, Inc.	64	1,137
PNC Financial Services Group, Inc. (The)	79	9,956
Regions Financial Corp.	175	2,870
SunTrust Banks, Inc.	76	4,930
SVB Financial Group*	10	2,472
US Bancorp	258	13,336
Wells Fargo & Co.	722	36,021
Zions Bancorp NA	31	1,584
		231,278
Beverages - 2.2%
Brown-Forman Corp., Class B	28	1,386
Coca-Cola Co. (The)	652	29,562
Constellation Brands, Inc., Class A	29	4,906
Molson Coors Brewing Co., Class B	32	1,973
Monster Beverage Corp.*	67	4,276
PepsiCo, Inc.	241	27,869
		69,972
Biotechnology - 3.1%
AbbVie, Inc.	257	20,365
Alexion Pharmaceuticals, Inc.*	38	5,143
Amgen, Inc.	108	20,529
Biogen, Inc.*	35	11,480
Celgene Corp.*	119	9,891
Gilead Sciences, Inc.	221	14,369
Incyte Corp.*	30	2,587
Regeneron Pharmaceuticals, Inc.*	13	5,600
Vertex Pharmaceuticals, Inc.*	43	8,116
		98,080
Building Products - 0.4%
Allegion plc	17	1,530
AO Smith Corp.	24	1,246
Fortune Brands Home & Security, Inc.	23	1,084
Johnson Controls International plc	156	5,502
Masco Corp.	52	1,953
		11,315
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	10	1,096
Ameriprise Financial, Inc.	24	3,159
Bank of New York Mellon Corp. (The)	155	8,134
BlackRock, Inc.	20	8,864
Cboe Global Markets, Inc.	19	1,822
Charles Schwab Corp. (The)	204	9,386
CME Group, Inc.	61	11,097
E*TRADE Financial Corp.	42	2,058
Franklin Resources, Inc.	50	1,630
Goldman Sachs Group, Inc. (The)	59	11,605
Intercontinental Exchange, Inc.	96	7,406
Invesco Ltd.	70	1,354
Moody’s Corp.	29	5,020
Morgan Stanley	222	9,320
MSCI, Inc.	16	2,956
Nasdaq, Inc.	19	1,740
Northern Trust Corp.	38	3,542
Raymond James Financial, Inc.	22	1,817
S&P Global, Inc.	43	8,616
State Street Corp.	65	4,672
T. Rowe Price Group, Inc.	41	4,118
		109,412
Chemicals - 2.5%
Air Products & Chemicals, Inc.	37	6,704
Albemarle Corp.	18	1,643
Celanese Corp.	23	2,353
CF Industries Holdings, Inc.	39	1,646
DowDuPont, Inc.	391	20,813
Eastman Chemical Co.	24	1,985
Ecolab, Inc.	43	7,263
FMC Corp.	23	2,058
International Flavors & Fragrances, Inc.	17	2,167

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Linde plc	95	16,458
LyondellBasell Industries NV, Class A	54	4,618
Mosaic Co. (The)	60	1,876
PPG Industries, Inc.	41	4,591
Sherwin-Williams Co. (The)	14	6,065
		80,240
Commercial Services & Supplies - 0.5%
Cintas Corp.	14	2,892
Copart, Inc.*	34	1,995
Republic Services, Inc.	37	2,902
Rollins, Inc.	24	952
Waste Management, Inc.	67	6,784
		15,525
Construction & Engineering - 0.1%
Fluor Corp.	23	865
Jacobs Engineering Group, Inc.	20	1,476
Quanta Services, Inc.	24	855
		3,196
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	11	2,066
Vulcan Materials Co.	23	2,563
		4,629
Consumer Finance - 0.9%
American Express Co.	119	12,821
Capital One Financial Corp.	82	6,853
Discover Financial Services	57	4,082
Synchrony Financial	111	3,620
		27,376
Containers & Packaging - 0.4%
Avery Dennison Corp.	14	1,513
Ball Corp.	57	3,122
International Paper Co.	69	3,162
Packaging Corp. of America	16	1,529
Sealed Air Corp.	25	1,091
Westrock Co.	42	1,570
		11,987
Distributors - 0.1%
Genuine Parts Co.	25	2,720
LKQ Corp.*	53	1,468
		4,188
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	34	821

Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc., Class B*	331	66,630
Jefferies Financial Group, Inc.	46	933
		67,563
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	1,239	38,558
CenturyLink, Inc.	161	2,123
Verizon Communications, Inc.	704	40,072
		80,753
Electric Utilities - 2.5%
Alliant Energy Corp.	40	1,835
American Electric Power Co., Inc.	84	6,816
Duke Energy Corp.	121	10,849
Edison International	55	3,294
Entergy Corp.	31	2,893
Evergy, Inc.	46	2,572
Eversource Energy	54	3,770
Exelon Corp.	165	8,017
FirstEnergy Corp.	82	3,341
NextEra Energy, Inc.	82	15,393
Pinnacle West Capital Corp.	19	1,781
PPL Corp.	122	3,925
Southern Co. (The)	175	8,696
Xcel Energy, Inc.	87	4,773
		77,955
Electrical Equipment - 0.6%
AMETEK, Inc.	40	3,183
Eaton Corp. plc	74	5,903
Emerson Electric Co.	106	7,224
Rockwell Automation, Inc.	20	3,571
		19,881
Energy Equipment & Services - 0.7%
Baker Hughes a GE Co.	87	2,295
Halliburton Co.	148	4,542
Helmerich & Payne, Inc.	18	976
National Oilwell Varco, Inc.	65	1,829
Schlumberger Ltd.	235	10,354
TechnipFMC plc	72	1,605
		21,601
Entertainment - 2.6%
Activision Blizzard, Inc.	130	5,478
Electronic Arts, Inc.*	52	4,981
Netflix, Inc.*	74	26,500
Take-Two Interactive Software, Inc.*	19	1,658
Twenty-First Century Fox, Inc., Class A	180	9,077
Twenty-First Century Fox, Inc., Class B	83	4,163
Viacom, Inc., Class B	59	1,724
Walt Disney Co. (The)	254	28,661
		82,242
Equity Real Estate Investment Trusts (REITs) - 3.6%
Alexandria Real Estate Equities, Inc.	18	2,446
American Tower Corp.	76	13,388
Apartment Investment & Management Co., Class A	24	1,174
AvalonBay Communities, Inc.	24	4,671
Boston Properties, Inc.	26	3,450
Crown Castle International Corp.	71	8,431
Digital Realty Trust, Inc.	35	3,959
Duke Realty Corp.	60	1,774
Equinix, Inc.	13	5,506
Equity Residential	64	4,716
Essex Property Trust, Inc.	11	3,078
Extra Space Storage, Inc.	22	2,111
Federal Realty Investment Trust	13	1,737
HCP, Inc.	81	2,493
Host Hotels & Resorts, Inc.	125	2,451
Iron Mountain, Inc.	48	1,700
Kimco Realty Corp.	71	1,249
Macerich Co. (The)	17	741
Mid-America Apartment Communities, Inc.	19	1,968
Prologis, Inc.	107	7,497
Public Storage	25	5,287
Realty Income Corp.	50	3,458
Regency Centers Corp.	29	1,892
SBA Communications Corp.*	19	3,431
Simon Property Group, Inc.	53	9,602
SL Green Realty Corp.	14	1,270

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
UDR, Inc.	46	2,043
Ventas, Inc.	60	3,765
Vornado Realty Trust	30	2,019
Welltower, Inc.	65	4,830
Weyerhaeuser Co.	126	3,136
		115,273
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	75	16,405
Kroger Co. (The)	135	3,959
Sysco Corp.	81	5,472
Walgreens Boots Alliance, Inc.	137	9,753
Walmart, Inc.	243	24,055
		59,644
Food Products - 1.4%
Archer-Daniels-Midland Co.	95	4,037
Campbell Soup Co.	32	1,153
Conagra Brands, Inc.	82	1,916
General Mills, Inc.	101	4,760
Hershey Co. (The)	24	2,656
Hormel Foods Corp.	46	1,995
JM Smucker Co. (The)	19	2,012
Kellogg Co.	43	2,419
Kraft Heinz Co. (The)	106	3,518
Lamb Weston Holdings, Inc.	25	1,733
McCormick & Co., Inc. (Non-Voting)	20	2,720
Mondelez International, Inc., Class A	247	11,649
Tyson Foods, Inc., Class A	49	3,021
		43,589
Gas Utilities - 0.1%
Atmos Energy Corp.	20	1,977

Health Care Equipment & Supplies - 4.3%
Abbott Laboratories	299	23,208
ABIOMED, Inc.*	7	2,342
Align Technology, Inc.*	12	3,108
Baxter International, Inc.	84	6,277
Becton Dickinson and Co.	46	11,444
Boston Scientific Corp.*	235	9,428
Cooper Cos., Inc. (The)	8	2,288
Danaher Corp.	105	13,337
DENTSPLY SIRONA, Inc.	37	1,545
Edwards Lifesciences Corp.*	36	6,094
Hologic, Inc.*	45	2,122
IDEXX Laboratories, Inc.*	14	2,954
Intuitive Surgical, Inc.*	19	10,405
Medtronic plc	229	20,725
ResMed, Inc.	24	2,458
Stryker Corp.	53	9,991
Teleflex, Inc.	8	2,319
Varian Medical Systems, Inc.*	16	2,150
Zimmer Biomet Holdings, Inc.	35	4,344
		136,539
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	26	2,166
Anthem, Inc.	44	13,232
Cardinal Health, Inc.	50	2,717
Centene Corp.*	70	4,262
Cigna Corp.	65	11,338
CVS Health Corp.	221	12,780
DaVita, Inc.*	22	1,252
HCA Healthcare, Inc.	46	6,396
Henry Schein, Inc.*	26	1,542
Humana, Inc.	24	6,841
Laboratory Corp. of America Holdings*	17	2,520
McKesson Corp.	34	4,323
Quest Diagnostics, Inc.	23	1,991
UnitedHealth Group, Inc.	163	39,482
Universal Health Services, Inc., Class B	14	1,944
WellCare Health Plans, Inc.*	8	2,029
		114,815
Health Care Technology - 0.1%
Cerner Corp.*	55	3,077

Hotels, Restaurants & Leisure - 2.3%
Carnival Corp.	67	3,870
Chipotle Mexican Grill, Inc.*	4	2,430
Darden Restaurants, Inc.	22	2,466
Hilton Worldwide Holdings, Inc.	50	4,155
Marriott International, Inc., Class A	48	6,013
McDonald’s Corp.	131	24,083
MGM Resorts International	85	2,274
Norwegian Cruise Line Holdings Ltd.*	36	1,999
Royal Caribbean Cruises Ltd.	29	3,436
Starbucks Corp.	211	14,825
Wynn Resorts Ltd.	17	2,151
Yum! Brands, Inc.	54	5,103
		72,805
Household Durables - 0.4%
DR Horton, Inc.	58	2,256
Garmin Ltd.	20	1,679
Leggett & Platt, Inc.	22	999
Lennar Corp., Class A	49	2,351
Mohawk Industries, Inc.*	11	1,497
Newell Brands, Inc.	72	1,169
PulteGroup, Inc.	43	1,161
Whirlpool Corp.	11	1,557
		12,669
Household Products - 2.0%
Church & Dwight Co., Inc.	42	2,763
Clorox Co. (The)	22	3,477
Colgate-Palmolive Co.	148	9,749
Kimberly-Clark Corp.	59	6,893
Procter & Gamble Co. (The)	425	41,884
		64,766
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	112	1,930
NRG Energy, Inc.	48	2,000
		3,930
Industrial Conglomerates - 1.9%
3M Co.	100	20,739
General Electric Co.	1,483	15,408
Honeywell International, Inc.	126	19,413
Roper Technologies, Inc.	18	5,826
		61,386
Insurance - 3.0%
Aflac, Inc.	130	6,388
Allstate Corp. (The)	59	5,568
American International Group, Inc.	150	6,480
Aon plc	41	7,033
Arthur J Gallagher & Co.	31	2,489
Assurant, Inc.	8	824

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Brighthouse Financial, Inc.*	19	736
Chubb Ltd.	79	10,578
Cincinnati Financial Corp.	26	2,257
Everest Re Group Ltd.	7	1,583
Hartford Financial Services Group, Inc. (The)	60	2,962
Lincoln National Corp.	36	2,251
Loews Corp.	46	2,190
Marsh & McLennan Cos., Inc.	86	8,000
MetLife, Inc.	168	7,592
Principal Financial Group, Inc.	45	2,369
Progressive Corp. (The)	99	7,217
Prudential Financial, Inc.	71	6,805
Torchmark Corp.	18	1,486
Travelers Cos., Inc. (The)	46	6,114
Unum Group	36	1,345
Willis Towers Watson plc	23	3,956
		96,223
Interactive Media & Services - 5.9%
Alphabet, Inc., Class A*	52	58,581
Alphabet, Inc., Class C*	53	59,356
Facebook, Inc., Class A*	409	66,033
TripAdvisor, Inc.*	18	957
Twitter, Inc.*	122	3,755
		188,682
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc.*	71	116,428
Booking Holdings, Inc.*	8	13,576
eBay, Inc.	153	5,684
Expedia Group, Inc.	20	2,466
		138,154
Leisure Products - 0.1%
Hasbro, Inc.	20	1,698
Mattel, Inc.*	58	836
		2,534
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	55	4,369
Illumina, Inc.*	25	7,819
IQVIA Holdings, Inc.*	28	3,923
Mettler-Toledo International, Inc.*	5	3,405
PerkinElmer, Inc.	19	1,789
Thermo Fisher Scientific, Inc.	68	17,651
Waters Corp.*	13	3,149
		42,105
Machinery - 2.0%
Caterpillar, Inc.	101	13,871
Cummins, Inc.	25	3,852
Deere & Co.	55	9,022
Dover Corp.	25	2,263
Flowserve Corp.	22	977
Fortive Corp.	50	4,079
Illinois Tool Works, Inc.	53	7,636
Ingersoll-Rand plc	42	4,434
PACCAR, Inc.	59	4,000
Parker-Hannifin Corp.	23	4,052
Pentair plc	27	1,149
Snap-on, Inc.	10	1,600
Stanley Black & Decker, Inc.	26	3,443
Wabtec Corp.	24	1,756
Xylem, Inc.	31	2,342
		64,476
Media - 1.6%
CBS Corp. (Non-Voting), Class B	57	2,862
Charter Communications, Inc., Class A*	30	10,347
Comcast Corp., Class A	773	29,892
Discovery, Inc., Class A*	25	722
Discovery, Inc., Class C*	60	1,635
DISH Network Corp., Class A*	39	1,268
Interpublic Group of Cos., Inc. (The)	65	1,497
News Corp., Class A	65	846
News Corp., Class B	21	280
Omnicom Group, Inc.	38	2,877
		52,226
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	246	3,173
Newmont Mining Corp.	90	3,071
Nucor Corp.	53	3,210
		9,454
Multiline Retail - 0.6%
Dollar General Corp.	45	5,331
Dollar Tree, Inc.*	41	3,950
Kohl’s Corp.	29	1,958
Macy’s, Inc.	52	1,289
Nordstrom, Inc.	18	851
Target Corp.	89	6,465
		19,844
Multi-Utilities - 1.3%
Ameren Corp.	42	2,992
CenterPoint Energy, Inc.	85	2,562
CMS Energy Corp.	47	2,557
Consolidated Edison, Inc.	53	4,370
Dominion Energy, Inc.	129	9,557
DTE Energy Co.	31	3,830
NiSource, Inc.	61	1,646
Public Service Enterprise Group, Inc.	85	4,999
Sempra Energy	47	5,661
WEC Energy Group, Inc.	54	4,119
		42,293
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	85	3,697
Apache Corp.	64	2,124
Cabot Oil & Gas Corp.	73	1,797
Chevron Corp.	325	38,864
Cimarex Energy Co.	17	1,222
Concho Resources, Inc.	35	3,850
ConocoPhillips	196	13,299
Devon Energy Corp.	79	2,331
Diamondback Energy, Inc.	26	2,676
EOG Resources, Inc.	100	9,400
Exxon Mobil Corp.	722	57,060
Hess Corp.	42	2,430
HollyFrontier Corp.	27	1,382
Kinder Morgan, Inc.	322	6,170
Marathon Oil Corp.	141	2,341
Marathon Petroleum Corp.	118	7,317
Noble Energy, Inc.	81	1,794
Occidental Petroleum Corp.	129	8,533
ONEOK, Inc.	70	4,498
Phillips 66	73	7,034
Pioneer Natural Resources Co.	29	4,088
Valero Energy Corp.	73	5,954
Williams Cos., Inc. (The)	206	5,498
		193,359

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Personal Products - 0.2%
Coty, Inc., Class A*	77	847
Estee Lauder Cos., Inc. (The), Class A	37	5,807
		6,654
Pharmaceuticals - 6.2%
Allergan plc	54	7,436
Bristol-Myers Squibb Co.	278	14,362
Eli Lilly & Co.(b)	161	20,333
Johnson & Johnson	457	62,444
Merck & Co., Inc.	443	36,011
Mylan NV*	88	2,322
Nektar Therapeutics*	29	1,176
Perrigo Co. plc	21	1,023
Pfizer, Inc.	986	42,743
Zoetis, Inc.	83	7,821
		195,671
Professional Services - 0.4%
Equifax, Inc.	20	2,190
IHS Markit Ltd.*	60	3,190
Nielsen Holdings plc	60	1,572
Robert Half International, Inc.	20	1,364
Verisk Analytics, Inc.*	29	3,667
		11,983
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	53	2,637

Road & Rail - 1.3%
CSX Corp.	137	9,956
JB Hunt Transport Services, Inc.	14	1,507
Kansas City Southern	18	1,956
Norfolk Southern Corp.	47	8,427
Union Pacific Corp.	125	20,962
		42,808
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	12	1,941
AutoZone, Inc.*	5	4,695
Best Buy Co., Inc.	39	2,685
CarMax, Inc.*	30	1,863
Foot Locker, Inc.	19	1,131
Gap, Inc. (The)	36	914
Home Depot, Inc. (The)	192	35,547
L Brands, Inc.	39	1,019
Lowe’s Cos., Inc.	137	14,397
O’Reilly Automotive, Inc.*	13	4,836
Ross Stores, Inc.	64	6,069
Tiffany & Co.	18	1,711
TJX Cos., Inc. (The)	211	10,822
Tractor Supply Co.	20	1,907
Ulta Beauty, Inc.*	10	3,125
		92,662
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd.*	24	1,094
Hanesbrands, Inc.	61	1,134
NIKE, Inc., Class B	217	18,603
PVH Corp.	13	1,493
Ralph Lauren Corp.	10	1,252
Tapestry, Inc.	48	1,677
Under Armour, Inc., Class A*	31	699
Under Armour, Inc., Class C*	31	623
VF Corp.	55	4,805
		31,380
Tobacco - 1.3%
Altria Group, Inc.	320	16,771
Philip Morris International, Inc.	265	23,039
		39,810
Trading Companies & Distributors - 0.2%
Fastenal Co.	48	3,021
United Rentals, Inc.*	14	1,885
WW Grainger, Inc.	8	2,438
		7,344
Water Utilities - 0.1%
American Water Works Co., Inc.	31	3,150

TOTAL COMMON STOCKS (Cost $3,203,416)		3,165,671

SECURITIES LENDING REINVESTMENTS(c) - 0.6%

INVESTMENT COMPANIES - 0.6%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $18,461)	18,461	18,461

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $8,709 (Cost $8,709)	8,709	8,709

Total Investments - 100.4% (Cost $3,230,586)		3,192,841
Liabilities in excess of other assets - (0.4%)		(12,576)
Net Assets - 100.0%		3,180,265

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $18,186, collateralized in the form of cash with a value of $18,461 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)          The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $18,461.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

S&P MidCap 400® Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Banks - 11.6%
Bank OZK	317,039	10,398,879
Commerce Bancshares, Inc.	166,991	10,508,744
Cullen/Frost Bankers, Inc.	102,449	10,621,912
Prosperity Bancshares, Inc.	142,726	10,625,951
UMB Financial Corp.	149,887	10,313,724
United Bankshares, Inc.	292,915	11,245,007
		63,714,217
Capital Markets - 6.0%
Eaton Vance Corp.	256,215	10,722,598
FactSet Research Systems, Inc.	47,153	11,088,971
SEI Investments Co.	206,532	10,894,563
		32,706,132
Chemicals - 1.9%
RPM International, Inc.	182,039	10,534,597

Commercial Services & Supplies - 3.5%
Healthcare Services Group, Inc.	230,347	8,794,649
MSA Safety, Inc.	102,024	10,548,261
		19,342,910
Containers & Packaging - 5.9%
AptarGroup, Inc.	103,822	10,561,812
Bemis Co., Inc.	211,336	11,179,674
Sonoco Products Co.	184,228	10,664,959
		32,406,445
Electrical Equipment - 2.1%
nVent Electric plc	415,529	11,418,737

Equity Real Estate Investment Trusts (REITs) - 5.4%
National Retail Properties, Inc.	203,362	10,595,160
Omega Healthcare Investors, Inc.	261,407	9,384,512
Tanger Factory Outlet Centers, Inc.	447,814	9,668,304
		29,647,976
Food & Staples Retailing - 1.9%
Casey’s General Stores, Inc.	75,297	10,145,518

Food Products - 5.7%
Flowers Foods, Inc.	520,915	10,663,130
Lancaster Colony Corp.	60,289	9,451,506
Tootsie Roll Industries, Inc.(a)	294,709	10,960,228
		31,074,864
Gas Utilities - 7.5%
National Fuel Gas Co.	177,964	10,711,653
New Jersey Resources Corp.	210,676	10,196,718
ONE Gas, Inc.	121,061	10,465,723
UGI Corp.	178,365	9,792,239
		41,166,333
Health Care Equipment & Supplies - 1.8%
West Pharmaceutical Services, Inc.	95,632	10,017,452

Hotels, Restaurants & Leisure - 1.8%
Cracker Barrel Old Country Store, Inc.	59,749	9,678,740

Industrial Conglomerates - 2.1%
Carlisle Cos., Inc.	93,644	11,525,704

Insurance - 9.7%
Brown & Brown, Inc.	356,234	10,551,651
Mercury General Corp.	190,466	10,088,984
Old Republic International Corp.	490,982	10,241,885
RenaissanceRe Holdings Ltd.	75,618	11,119,627
WR Berkley Corp.	135,061	11,299,203
		53,301,350
Leisure Products - 1.8%
Polaris Industries, Inc.	116,635	9,940,801

Machinery - 10.1%
Donaldson Co., Inc.	215,023	11,093,036
Graco, Inc.	240,856	11,310,598
Lincoln Electric Holdings, Inc.	122,366	10,574,870
Nordson Corp.	79,830	10,837,721
Toro Co. (The)	168,977	11,588,442
		55,404,667
Media - 3.8%
John Wiley & Sons, Inc., Class A	197,982	10,273,286
Meredith Corp.(a)	183,454	10,506,411
		20,779,697
Metals & Mining - 2.0%
Royal Gold, Inc.	124,507	11,007,664

Multi-Utilities - 3.9%
Black Hills Corp.	155,084	11,007,862
MDU Resources Group, Inc.	397,038	10,489,744
		21,497,606
Personal Products - 1.7%
Nu Skin Enterprises, Inc., Class A	159,265	9,573,419

Software - 2.1%
CDK Global, Inc.	195,066	11,315,779

Specialty Retail - 2.0%
Aaron’s, Inc.	204,107	11,080,969

Trading Companies & Distributors - 1.9%
MSC Industrial Direct Co., Inc., Class A	124,108	10,475,956

Water Utilities - 1.9%
Aqua America, Inc.	291,303	10,469,430

Wireless Telecommunication Services - 1.6%
Telephone & Data Systems, Inc.	274,643	8,802,308

TOTAL COMMON STOCKS (Cost $512,390,423)		547,029,271

SECURITIES LENDING REINVESTMENTS(b) - 2.6%

INVESTMENT COMPANIES - 2.6%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $14,085,922)	14,085,922	14,085,922

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(c) - 0.1%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $699,947 (Cost $699,898)	699,898	699,898

Total Investments - 102.4% (Cost $527,176,243)		561,815,091
Liabilities in excess of other assets - (2.4%)		(13,302,978)
Net Assets - 100.0%		548,512,113

(a)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $13,806,339, collateralized in the form of cash with a value of $14,085,922 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)         The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $14,085,922.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

FOREIGN GOVERNMENT SECURITIES - 74.1%

Abu Dhabi Government Bond
2.50%, 10/11/2022(a)	200,000	196,500
Arab Republic of Egypt
5.75%, 4/29/2020(a)	100,000	101,248
Argentina Government International Bond
6.88%, 4/22/2021	150,000	142,277
Brazilian Government International Bond
8.88%, 10/14/2019	100,000	103,625
4.88%, 1/22/2021	100,000	103,000
Chile Government International Bond
3.25%, 9/14/2021	100,000	100,635
China Government Bond
2.13%, 11/2/2022(a)	230,000	224,076
Colombia Government International Bond
11.75%, 2/25/2020	180,000	194,492
Croatia Government International Bond
6.63%, 7/14/2020(a)	200,000	208,400
Hungary Government International Bond
6.38%, 3/29/2021	150,000	159,338
5.38%, 2/21/2023	50,000	53,499
Indonesia Government International Bond
5.88%, 3/13/2020(a)	300,000	308,499
Kingdom of Bahrain
5.50%, 3/31/2020(a)	100,000	100,942
Kingdom of Saudi Arabia
2.38%, 10/26/2021(a)	200,000	195,168
Lithuania Government International Bond
6.13%, 3/9/2021(a)	150,000	158,365
Mexico Government International Bond
3.50%, 1/21/2021	66,000	66,236
3.63%, 3/15/2022	82,000	82,452
4.00%, 10/2/2023	70,000	70,726
Oman Government Bond
3.63%, 6/15/2021(a)	200,000	195,016
Panama Government International Bond
5.63%, 7/25/2022(a)	60,000	64,575
Perusahaan Penerbit SBSN Indonesia III
3.40%, 3/29/2022(a)	200,000	198,420
Philippine Government International Bond
6.50%, 1/20/2020	170,000	175,326
Poland Government International Bond
6.38%, 7/15/2019	140,000	141,814
5.00%, 3/23/2022	100,000	105,750
Provincia de Cordoba
7.13%, 6/10/2021(a)	150,000	137,477
Qatar Government International Bond
3.88%, 4/23/2023(a)	200,000	204,744
Republic of Ecuador
10.75%, 3/28/2022(a)	200,000	217,740
Republic of Lebanon
6.15%, 6/19/2020	45,000	43,171
8.25%, 4/12/2021(a)	100,000	96,646
6.25%, 5/27/2022	150,000	134,825
Republic of Turkey
5.63%, 3/30/2021	200,000	201,700
Romania Government International Bond
4.38%, 8/22/2023(a)	80,000	81,784
Russian Foreign Bond
5.00%, 4/29/2020(a)	100,000	102,049
Serbia International Bond
4.88%, 2/25/2020(a)	200,000	201,760
South Africa Government International Bond
6.88%, 5/27/2019	100,000	100,707
5.88%, 5/30/2022	100,000	104,754
Sri Lanka Government International Bond
6.25%, 10/4/2020(a)	200,000	200,522
Turkey Government International Bond
5.13%, 3/25/2022	200,000	197,345
Ukraine Government International Bond
7.75%, 9/1/2021(a)	100,000	98,250
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $5,627,914)		5,573,853

CORPORATE BONDS - 23.7%

Banks - 7.8%
China Development Bank
2.13%, 6/1/2021(a)	200,000	195,468
QNB Finance Ltd.
2.13%, 9/7/2021(a)	200,000	193,887
Sberbank of Russia
5.18%, 6/28/2019(a)	200,000	200,719
		590,074
Diversified Financial Services - 5.5%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 7/12/2020(a)	200,000	206,750
Gazprom OAO
6.00%, 1/23/2021(a)	200,000	207,250
		414,000
Oil, Gas & Consumable Fuels - 10.4%
Petrobras Global Finance BV
5.38%, 1/27/2021	140,000	144,085
6.13%, 1/17/2022	80,000	84,199
Petroleos Mexicanos
4.88%, 1/24/2022	140,000	138,879
3.50%, 1/30/2023	220,000	204,908
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 9/29/2021(a)	214,000	206,489
		778,560
TOTAL CORPORATE BONDS (Cost $1,791,437)		1,782,634

SHORT-TERM INVESTMENTS - 1.4%

REPURCHASE AGREEMENTS(b) - 1.4%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $107,563 (Cost $107,555)	107,555	107,555

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Total Investments - 99.2% (Cost $7,526,906)		7,464,042
Other Assets Less Liabilities - 0.8%		60,447
Net Assets - 100.0%		7,524,489

(a)         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of February 28, 2019:

Brazil	8.5%
China	8.4%
Mexico	7.5%
Russia	6.8%
Indonesia	6.7%
Turkey	5.3%
Qatar	5.3%
Argentina	3.7%
Lebanon	3.7%
Poland	3.3%
Ecuador	2.9%
Hungary	2.8%
Croatia	2.8%
South Africa	2.7%
Serbia	2.7%
Sri Lanka	2.7%
United Arab Emirates	2.6%
Saudi Arabia	2.6%
Oman	2.6%
Colombia	2.6%
Philippines	2.3%
Lithuania	2.1%
Egypt	1.3%
Bahrain	1.3%
Chile	1.3%
Ukraine	1.3%
Romania	1.1%
Panama	0.9%
Other (1)	2.2%
100.0%

(1)         Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2019 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 121 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund other than ProShares DJ Brookfield Global Infrastructure ETF, ProShares Equities for Rising Rates ETF, ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged, ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI Emerging Markets Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares S&P 500® Bond ETF, ProShares S&P 500® Dividend Aristocrats ETF, ProShares S&P 500® Ex-Energy ETF, ProShares S&P 500® Ex-Financials ETF, ProShares S&P 500® Ex-Health Care ETF, ProShares S&P 500® Ex-Technology ETF, ProShares S&P MidCap 400® Dividend Aristocrats ETF and ProShares Short Term USD Emerging Markets Bond ETF, is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each business day. The NAV of ProShares CDS Short North American HY Credit ETF, ProShares High Yield — Interest Rate Hedged, ProShares Inflation Expectations ETF, ProShares Investment Grade — Interest Rate Hedged, ProShares Managed Futures Strategy ETF, ProShares S&P 500® Bond ETF and ProShares Short Term USD Emerging Markets Bond ETF is generally determined at 3:00 p.m. (Eastern Time) on each business day. The NAV of ProShares K-1 Free Crude Oil Strategy ETF is generally determined at 2:30 p.m. (Eastern Time) on each business day when the Cboe BZX U.S. Equities Exchange “BZX Equities” is open for trading. The NAV of each of ProShares MSCI EAFE Dividend Growers ETF and ProShares MSCI Europe Dividend Growers ETF is typically determined at 11:30 a.m. Eastern Time (this time may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation time is 4:30 p.m., London Time).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Exchange traded funds held by Morningstar Alternatives Solution ETF are valued at the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds and corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2019 (Unaudited)

Exchange traded futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Bond, commodity and currency futures contracts are generally valued at the official futures settlement price.  These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may, in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1— Quoted prices in active markets for identical assets.

•   Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The following is a summary of the valuations as of February 28, 2019, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2019 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
CDS Short North American HY Credit ETF	$—	$—	$—	$—	$—	$—	$—	$—	$6,123,927	$(422,273)	$—	$6,123,927	$(422,273)
Decline of the Retail Store ETF	—	—	—	—	—	—	—	—	3,006,127	(1,951,588)	—	3,006,127	(1,951,588)
DJ Brookfield Global Infrastructure ETF	91,285,801	—	—	—	—	—	—	—	501,819	—	—	91,787,620	—
Equities for Rising Rates ETF	5,089,476	—	—	—	—	—	—	—	19,667	—	—	5,109,143	—
Global Listed Private Equity ETF	20,096,762	—	—	—	—	—	—	—	97,719	—	—	20,194,481	—
Hedge Replication ETF	2,752,201	—	6,016	—	—	26,597,685	—	—	4,704,961	1,083,050	—	34,054,847	1,089,066
High Yield-Interest Rate Hedged	—	—	445,861	—	—	—	141,998,674	—	3,193,925	—	—	145,192,599	445,861
Inflation Expectations ETF	—	—	—	—	—	7,952,633	—	—	1,147,853	(1,180,757)	—	9,100,486	(1,180,757)
Investment Grade-Interest Rate Hedged	—	1,242,675	3,767,936	—	—	—	377,480,637	—	6,752,570	—	—	385,475,882	3,767,936
K-1 Free Crude Oil Strategy ETF	—	—	2,944,386	—	—	—	—	—	28,946,819	—	—	28,946,819	2,944,386
Large Cap Core Plus	751,311,846	552,798	—	—	—	—	—	—	9,714,777	16,595,668	—	761,579,421	16,595,668
Long Online /Short Stores ETF	49,055,845	3,365,612	—	—	—	—	—	—	2,160,463	(1,023,047)	—	54,581,920	(1,023,047)
Managed Futures Strategy ETF	—	—	6,231	—	—	—	—	—	3,634,545	—	—	3,634,545	6,231
Merger ETF	3,796,056	—	—	—	2,223	795,809	—	—	1,106,100	(100,821)	(8,080)	5,700,188	(108,901)
Morningstar Alternatives Solution ETF	—	—	—	7,035,340	—	—	—	—	21,641	—	—	7,056,981	—
MSCI EAFE Dividend Growers ETF	109,228,485	—	—	—	—	—	—	—	140,866	—	—	109,369,351	—
MSCI Emerging Markets Dividend Growers ETF	21,505,763	—	—	—	—	—	—	—	175,768	—	—	21,681,531	—
MSCI Europe Dividend Growers ETF	8,673,218	—	—	549,718	—	—	—	—	10,468	—	—	9,233,404	—
Online Retail ETF	27,127,447	1,910,638	—	—	—	—	—	—	87,947	—	—	29,126,032	—
Pet Care ETF	26,581,654	—	—	—	—	—	—	—	57,297	—	—	26,638,951	—
RAFITM Long/Short	9,208,238	10,017	—	—	—	—	—	—	550,375	(1,596,267)		9,768,630	(1,596,267)
Russell 2000 Dividend Growers ETF	571,592,434	$16,201,768	—	—	—	—	—	—	1,549,793	—	—	589,343,995	—
S&P 500® Bond ETF	—	—	—	—	—	—	25,848,681	—	134,056	—	—	25,982,737	—
S&P 500® Dividend Aristocrats ETF	4,306,323,732	—	—	—	—	—	—	—	1,583,197	—	—	4,307,906,929	—
S&P 500® Ex-Energy ETF	6,141,617	29,999	—	—	—	—	—	—	19,021	—	—	6,190,637	—
S&P 500® Ex-Financials ETF	1,429,768	7,948	—	—	—	—	—	—	4,316	—	—	1,442,032	—
S&P 500® Ex-Health Care ETF	1,439,913	—	—	—	—	—	—	—	3,463	—	—	1,443,376	—
S&P 500® Ex-Technology ETF	3,165,671	18,461	—	—	—	—	—	—	8,709	—	—	3,192,841	—
S&P MidCap 400® Dividend Aristocrats ETF	547,029,271	14,085,922	—	—	—	—	—	—	699,898	—	—	561,815,091	—
Short Term USD Emerging Markets Bond ETF	—	—	—	—	—	—	1,782,634	5,573,853	107,555	—	—	7,464,042	—

*          These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2019 (Unaudited)

Foreign Currency Translation

Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares DJ Brookfield Global Infrastructure ETF, ProShares Global Listed Private Equity ETF, ProShares Merger ETF and ProShares MSCI Emerging Markets Dividend Growers each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 28, 2019, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2019 (Unaudited)

Fund Name	BNP Paribas Securities Corp., 2.20%, dated 2/28/2019 due 3/1/2019 (1)	BNP Paribas Securities Corp., 2.55%, dated 2/28/2019 due 3/1/2019 (2)	Credit Suisse Securities (USA) LLC, 2.43%, dated 2/28/2019 due 3/1/2019 (3)	ING Financial Markets LLC, 2.55.%, dated 2/28/2019 due 3/1/2019 (4)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.55%, dated 2/28/2019 due 3/1/2019 (5)	Total
CDS Short North American HY Credit ETF	$711,556	$2,607,420	$632,101	$2,054,331	$118,519	$6,123,927
Decline of the Retail Store ETF	349,290	1,279,936	310,288	1,008,434	58,179	3,006,127
DJ Brookfield Global Infrastructure ETF	58,308	213,663	51,797	168,340	9,711	501,819
Equities for Rising Rates ETF	2,285	8,374	2,030	6,597	381	19,667
Global Listed Private Equity ETF	11,354	41,607	10,086	32,781	1,891	97,719
Hedge Replication ETF	546,683	2,003,258	485,638	1,578,325	91,057	4,704,961
High Yield-Interest Rate Hedged	371,111	1,359,896	329,672	1,071,433	61,813	3,193,925
Inflation Expectations ETF	133,372	488,728	118,480	385,058	22,215	1,147,853
Investment Grade — Interest Rate Hedged	784,599	2,875,081	696,990	2,265,215	130,685	6,752,570
K-1 Free Crude Oil Strategy ETF	3,363,410	12,324,854	2,987,843	9,710,491	560,221	28,946,819
Large Cap Core Plus	1,128,786	4,136,317	1,002,743	3,258,916	188,015	9,714,777
Long Online/Short Stores ETF	251,030	919,873	222,999	724,749	41,812	2,160,463
Managed Futures Strategy ETF	422,308	1,547,501	375,152	1,219,243	70,341	3,634,545
Merger ETF	128,521	470,951	114,170	371,052	21,406	1,106,100
Morningstar Alternatives Solution ETF	2,515	9,214	2,234	7,259	419	21,641
MSCI EAFE Dividend Growers ETF	16,368	59,977	14,540	47,255	2,726	140,866
MSCI Emerging Markets Dividend Growers ETF	20,423	74,838	18,142	58,963	3,402	175,768
MSCI Europe Dividend Growers ETF	1,216	4,457	1,080	3,512	203	10,468
Online Retail ETF	10,219	37,445	9,078	29,503	1,702	87,947
Pet Care ETF	6,658	24,395	5,914	19,221	1,109	57,297
RAFITM Long/Short	63,950	234,337	56,809	184,629	10,650	550,375
Russell 2000 Dividend Growers ETF	180,075	659,864	159,967	519,893	29,994	1,549,793
S&P 500® Bond ETF	15,576	57,078	13,838	44,970	2,594	134,056
S&P 500® Dividend Aristocrats ETF	183,956	674,087	163,415	531,099	30,640	1,583,197
S&P 500® Ex-Energy ETF	2,210	8,098	1,963	6,382	368	19,021
S&P 500® Ex-Financials ETF	502	1,838	446	1,446	84	4,316
S&P 500® Ex-Health Care ETF	402	1,475	357	1,162	67	3,463
S&P 500® Ex-Technology ETF	1,012	3,708	899	2,921	169	8,709
S&P MidCap 400® Dividend Aristocrats ETF	81,323	298,000	72,242	234,788	13,545	699,898
Short Term USD Emerging Markets Bond ETF	12,497	45,794	11,102	36,080	2,082	107,555
	$8,861,515	$32,472,064	$7,872,015	$25,584,048	$1,476,000	$76,265,642

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2019 as follows:

(1) U.S. Treasury Bills, 0%, due 3/7/2019 to 1/2/2020; U.S. Treasury Bonds, 0% to 8.13%, due 8/15/2019 to 11/15/2048; U.S. Treasury Notes, 0.13% to 2.88%, due 4/30/2019 to 2/15/2029, which had an aggregate value at the Trust level of $459,284,835.

(2) U.S. Treasury Bills, 0%, due 3/12/2019 to 7/11/2019; U.S. Treasury Bonds, 0% to 7.50%, due 8/15/2020 to 5/15/2048; U.S. Treasury Notes, 0.13% to 3.63%, due 5/15/2020 to 1/15/2028, which had an aggregate value at the Trust level of $1,683,000,029.

(3) U.S. Treasury Bond, 3.13%, due 11/15/2041; U.S. Treasury Notes, 1.88% to 3.38%, due 7/15/2019 to 11/15/2025, which had an aggregate value at the Trust level of $408,027,620.

(4) Federal Farm Credit Bank, 2.14%, due 8/6/2020; Federal Home Loan Bank, 0% to 3.25%, due 5/1/2019 to 11/16/2028; Federal Home Loan Mortgage Corp., 1.13% to 6.25%, due 3/27/2019 to 7/15/2032; Federal National Mortgage Association, 0% to 1.95%, due 3/29/2019 to 10/7/2021; Government National Mortgage Association, 4.50%, due 10/20/2048; U.S. Treasury Bills, 0%, due 4/25/2019 to 1/2/2020; U.S. Treasury Bonds, 2.88% to 3%, due 5/15/2043 to 11/15/2045; U.S. Treasury Notes, 0.13% to 3.13%, due 6/30/2019 to 11/15/2028, which had an aggregate value at the Trust level of $1,326,000,192.

(5) U.S. Treasury Note, 1.88%, due 9/30/2022, which had an aggregate value at the Trust level of $76,500,021.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2019 (Unaudited)

Securities Lending

Each Fund may lend securities to brokers, dealers and financial organizations in exchange for collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each loan will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. The Funds may incur fees and expenses in connection with the reinvestment of cash collateral. For loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities on loan pass to the borrower, such loans may be recalled so that the securities may be voted by the Fund if a material event affecting the Fund’s investment in the securities on loan is to occur. Loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan.

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds (“ETFs”).

Real Estate Investment Trusts (“REITs”) and Business Development Companies (“BDCs”)

REITs and BDCs report information on the source of their distributions annually. A portion of distributions received from REITs and BDCs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and BDCs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities; foreign sovereign, sub-sovereign, quasi-sovereign and supranational; Foreign and U.S. investment grade corporate debt securities. Additionally, certain Funds may invest in high yield (lower rated) debt instruments (also known as “junk bonds”) that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than or equal to  five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-protected public obligations of the U.S. Treasury. Inflation-protected bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-protected bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the performance of the Fund’s underlying index, on a daily basis. Each such Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide similar exposure. ProShares CDS Short North American HY Credit ETF, which is also actively managed, seeks to provide inverse exposure to the credit of North American high yield debt issuers, primarily through investing in a portfolio of credit derivatives. ProShares Managed Futures Strategy ETF, which is also actively managed, seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets, primarily by gaining exposure to derivative instruments by investing in a Cayman Islands subsidiary that invests in commodity futures contracts. ProShares K-1 Free Crude Oil Strategy ETF seeks to provide total return through actively managed exposure to the West Texas Intermediate crude oil futures markets, primarily by gaining exposure to derivative instruments by investing in Cayman Islands subsidiary that invests in commodity futures contracts.

In connection with its management of certain series of the Trust included in this report i.e., (ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with

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Notes to Schedules of Portfolio Investments

February 28, 2019 (Unaudited)

these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Managed Futures Strategy ETF	53%
Merger ETF	51%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund’s Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index and commodity futures and in the range of approximately 1% to 3% of the contract amount for bond and currency futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the index underlying

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Notes to Schedules of Portfolio Investments

February 28, 2019 (Unaudited)

the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.  In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2019 (Unaudited)

counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

ProShares CDS Short North American HY Credit ETF Fund primarily invests in centrally cleared (as opposed to the non-exchange traded swaps described above), index-based credit default swaps (“CDS”) that provide credit exposure through a single trade to a basket of reference entities. In the case of a CDS, the agreement will reference one or more debt securities or reference entities.  The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred.  If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.  CDS are designed to reflect changes in credit quality, including events of default. The ProShares CDS Short North American HY Credit ETF will normally be a “buyer” of credit protection on North American high yield debt issuers through index-based CDS.

A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.  In connection with CDS in which a Fund is a “buyer”, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the Fund’s maximum potential exposure under the swap (e.g., any accrued but unpaid net amounts owed by the Fund to any clearing house counterparty). In connection with CDS in which a Fund is a “seller”, however, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the full notional amount of the swap (minus any variation margin or amounts owed to the Fund under an offsetting cleared transaction). This segregation or earmarking is intended to ensure that a Fund has assets available to satisfy its potential obligations with respect to the transaction.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

The counterparty risk for centrally cleared swaps is generally lower than for non-exchange traded, over-the-counter swaps because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a centrally cleared swap, a Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the centrally cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin” to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as “marking-to-market.” The variation margin payment also includes the daily portion of the periodic payment stream.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative

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Notes to Schedules of Portfolio Investments

February 28, 2019 (Unaudited)

positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on February 28, 2019 contractually terminate within 22 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreciation or depreciation” amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity, commodity and credit.

As the Funds’ investment objective is to provide investment results, before fees and expenses, that correspond to the return of its underlying index on a daily basis (except for the ProShares CDS Short North American HY Credit ETF, which seeks to provide inverse exposure to the credit of North American high yield debt issuers, ProShares K-1 Free Crude Oil Strategy ETF, which seeks to provide total return through actively managed exposure to the West Intermediate crude oil futures markets, and ProShares Managed Futures Strategy ETF, which seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets), the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and for the currency futures contracts held by ProShares Hedge Replication ETF and ProShares Managed Futures Strategy ETF, the primary risk is foreign currency risk. The primary risk for the ProShares CDS Short North American HY Credit ETF is high yield credit risk and the primary risk for ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF is commodity market risk.

3. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial

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Notes to Schedules of Portfolio Investments

February 28, 2019 (Unaudited)

instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index.  The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors.  Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•        Long/Short Risk

Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund’s long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage.

•        Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Correlation Risk

There is no guarantee that a Fund (or an Underlying ETF in the case of Morningstar Alternatives Solution ETF) whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index or inverse thereof.  Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from the percentage change of the Fund’s index on such day.  This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund’s correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the Index potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund’s underlying investments may

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2019 (Unaudited)

trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund’s ability to meet its investment objective.

•        Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At February 28, 2019, none of the Funds had any net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Cyber Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial of-service attacks on websites. Cyber security failures or breaches of a Fund’s third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result. While the Funds have established business continuity plans and systems to prevent such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Funds cannot control the cyber security plans and systems put in place by issuers in which the Funds invest.

•        Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Foreign Currency Risk

Certain of the Funds’ investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2019 (Unaudited)

likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.

•        Debt Instrument Risk

Certain Funds invest in, or seek exposure to, debt instruments.  Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.  In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  These factors may cause the value of an investment in a Fund to change.

•        Breakeven Inflation Investing Risk

ProShares Inflation Expectations ETF seeks investment results, before fees and expenses that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index.  The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (“TIPS”) bond and duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of inflation” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations.  As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•        Affiliated Fund Risk

ProShares Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•        Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which the ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF and their Subsidiaries are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. Thus, the Funds, as an investor in the Subsidiaries, will not have all the protections offered to investors in registered investment companies.

•        Investment in Underlying ETFs Risk

ProShares Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2019 (Unaudited)

•        Risks Associated with the Use of Commodity Futures Contracts

ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF obtain investment exposure through commodity futures and do not invest directly in physical commodities. ProShares K-1 Free Crude Oil Strategy ETF does not invest in nor seek exposure to the current “spot” or cash price of physical crude oil. Crude oil futures contracts typically perform very differently from, and commonly underperform, the spot price of crude oil due to current (and futures expectations of) factors such as storage costs, supply and demand and geopolitical risks. Investing in futures contracts may be considered aggressive and may expose the Fund to greater risks than investing directly in securities or other instruments. These risks include counterparty risk and liquidity risk (each as discussed below). Because futures contracts often require limited initial investment, the use of futures contracts also may expose the Fund to losses in excess of those amounts initially invested.

•        Active Management Risk

The performance of actively managed funds (ProShares CDS Short North American HY Credit ETF, ProShares K-1 Fee Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF) reflect, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving a Fund’s investment objective. The Advisor’s judgments about a Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform other funds with a similar investment objective and/or strategies.

•        Commodity Market Risk

The value of Commodity Futures typically is based in great part upon the price movements of a physical commodity and the market’s expectations for such moves in the future. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Global events such as government interventions, treaties and trading, inter- or intrastate conflict, weather or other natural disasters, changes in supply or production, changes in activity of crude oil commodity producing companies, countries and/or organizations, and changes in speculators’ and/or investor’s demand can cause extreme levels of volatility. Furthermore, since commodities are generally denominated in USD, a strengthening US dollar can also cause significant declines in commodity prices. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on a Fund.

•        Rolling Futures Contract Risk

ProShares K-1 Free Crude Oil Strategy ETF  (through its investment in the Subsidiary) and ProShares Managed Futures Strategy ETF (directly and through its investment in the Subsidiary) have exposure to futures contracts and are subject to risks related to “rolling” of such contracts.  A Fund does not intend to hold futures contracts through their expiration date, but instead intends to “roll” its futures positions. Rolling occurs when a Fund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as “contango.” Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as “backwardation.” Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a Fund. The Advisor will utilize active management techniques to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

•        Risks Specific to the Crude Oil Markets

Several factors may affect the price of crude oil and, in turn, the WTI crude oil futures contracts and other assets, if any, owned by the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of crude oil, storage costs, technological factors related to new or improved extraction, refining and processing equipment and/or methods, a significant change in the attitude of speculators and investors towards crude oil, large purchases or sales of crude oil by governments or large institutions, other political factors such as new regulations or political discord in oil producing countries, as well as a significant increase or decrease in crude oil hedging activity by crude oil producers.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2019 (Unaudited)

•        Exposure to Retailing Industry Risk

Exposure to Retailing Industry Risk — The Fund is subject to the risks faced by companies in the retailing industry, including: changes in domestic and international economies, consumer confidence, disposable household income and spending, and consumer tastes and preferences; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government supervision; thin capitalization; dependence on a relatively few number of high volume sales days to achieve overall results; and dependence on outside financing, which may be difficult to obtain. The retailing industry may also be affected by risks that affect the broader consumer discretionary industry.

•        Securities Lending Risk

A Fund may engage in securities lending. Securities lending involves the risk, as with other extensions of credit, that the Fund may lose money because (a) the borrower of the loaned securities fails to return the securities in a timely manner or at all or (b) it loses its rights in the collateral should the borrower fail financially. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. In determining whether to lend securities, the Advisor or the Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

•        Online Retail Companies Risk

Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace and retail segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses. Investing in Online Retailers may be attractive to investors who believe the trend of rising online sales will continue; however, there is no guarantee this trend will continue. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.

•        Pet Care Industry Risk

The Fund is subject to the risks faced by companies in the pet care industry. Although the pet care industry has historically been resilient to economic downturns, this trend may not continue or may reverse. Future growth of the pet care industry, if any, is largely dependent upon increases in pet ownership and the dollar amount spent on pets and pet-related products and services. Declines in pet ownership or the level of spending on pet related products or services may have a negative impact on the performance of the companies in the Index, and therefore, the performance of the Fund. Levels of disposable household income and spending for pet related products and services will fluctuate due to, among other things, economic conditions, limitations on discretionary spending, and consumer preferences. Some companies in the pet care industry are smaller, independent producers and retailers. Smaller companies face intense competition from larger companies that may have more significant resources and have well established suppliers and distribution channels. A number of companies in the pet care industry are not publicly listed for trading and their performance is not reflected in the Index. Pet care industry manufacturers, such as providers of food, medicine and other products and services, are also facing increased regulatory scrutiny and products liability risk as the U.S. and some international regulatory regimes focus on pet food and product safety. Many well-known pet brands and pet care-related businesses are offered by companies that are owned by, or sub divisions of, large corporate entities. These companies may be substantially exposed to other industries or sectors of the economy and, therefore, the Index and Fund may be adversely affected by negative developments impacting these companies, industries or sectors. If a company no longer meets the criteria for inclusion in the Index, the Fund may need to reduce or eliminate its holdings of that company and increase its holdings of other companies in the Index. This could have an adverse impact on the liquidity of the Fund’s investment portfolio and on Fund performance as there are a limited number of companies that meet the current Index requirements. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2019 (Unaudited)

4. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects risk of loss to be remote.

5. New Accounting Pronouncements

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these schedules of portfolio investments.

6. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 101.9%

REPURCHASE AGREEMENTS(a) - 55.7%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $26,234,403 (Cost $26,232,584)	26,232,584	26,232,584

U.S. TREASURY OBLIGATIONS(b) - 46.2%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	1,980,000	1,979,234
2.32%, 3/14/2019(c)	1,980,000	1,978,321
2.33%, 3/21/2019(c)	1,980,000	1,977,425
2.33%, 3/28/2019(c)	2,567,000	2,562,451
2.34%, 4/4/2019(c)	1,931,000	1,926,715
2.35%, 4/11/2019(c)	1,931,000	1,925,711
2.36%, 4/18/2019(c)	1,910,000	1,903,939
2.35%, 4/25/2019(c)	2,620,000	2,610,453
2.45%, 5/2/2019(c)	645,000	642,348
2.48%, 5/23/2019(c)	983,000	977,583
2.49%, 5/30/2019(c)	785,000	780,305
2.48%, 6/20/2019(c)	412,000	408,962
2.41%, 7/18/2019(c)	1,518,000	1,503,889
2.67%, 12/5/2019(c)	567,000	556,264
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,733,200)		21,733,600

TOTAL SHORT-TERM INVESTMENTS (Cost $47,965,784)		47,966,184

Total Investments - 101.9% (Cost $47,965,784)		47,966,184
Liabilities in excess of other assets - (1.9%)		(895,748)
Net Assets - 100.0%		47,070,436

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $404,177.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	3	6/19/2019	USD	$366,000	$605

Swap Agreements

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(17,370,268)	1/6/2020	Bank of America NA	(2.07)%	ICE U.S. Treasury 7-10 Year Bond Index	(262,279)
(29,433,849)	3/6/2020	Citibank NA	(2.04)%	ICE U.S. Treasury 7-10 Year Bond Index	(7,492)
(46,804,117)					(269,771)
				Total Unrealized Depreciation	(269,771)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                 U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 108.3%

REPURCHASE AGREEMENTS(a) - 9.3%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $35,768,438 (Cost $35,765,957)	35,765,957	35,765,957

U.S. TREASURY OBLIGATIONS(b) - 99.0%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	18,000,000	17,993,033
2.34%, 3/14/2019(c)	18,000,000	17,984,733
2.34%, 3/21/2019(c)	18,000,000	17,976,588
2.35%, 3/28/2019(c)	23,000,000	22,959,247
2.39%, 4/4/2019(c)	18,000,000	17,960,061
2.40%, 4/11/2019(c)	18,000,000	17,950,697
2.40%, 4/18/2019(c)	18,000,000	17,942,880
2.42%, 4/25/2019(c)	23,000,000	22,916,194
2.36%, 5/2/2019(c)	18,000,000	17,925,987
2.40%, 5/9/2019(c)	19,000,000	18,912,782
2.41%, 5/16/2019(c)	20,000,000	19,899,300
2.45%, 5/23/2019(c)	25,000,000	24,862,243
2.42%, 5/30/2019(c)	8,000,000	7,952,150
2.39%, 6/6/2019(c)	8,000,000	7,948,357
2.41%, 6/13/2019(c)	7,000,000	6,951,618
2.42%, 6/20/2019(c)	14,000,000	13,896,778
2.41%, 6/27/2019(c)	7,000,000	6,945,048
2.40%, 7/5/2019(c)	8,000,000	7,932,870
2.42%, 7/11/2019(c)	7,000,000	6,938,524
2.46%, 7/18/2019(c)	14,000,000	13,869,861
2.43%, 7/25/2019(c)	8,000,000	7,922,052
2.45%, 8/1/2019(c)	8,000,000	7,918,060
2.45%, 8/8/2019(c)	8,000,000	7,913,956
2.46%, 8/15/2019(c)	14,000,000	13,842,510
2.46%, 8/22/2019(c)	8,000,000	7,906,040
2.46%, 9/12/2019(c)	6,000,000	5,920,862
2.46%, 10/10/2019(c)	6,000,000	5,909,127
2.65%, 11/7/2019(c)	6,000,000	5,897,927
2.61%, 12/5/2019(c)	6,000,000	5,886,389
2.49%, 1/2/2020(c)	6,000,000	5,874,693
TOTAL U.S. TREASURY OBLIGATIONS (Cost $382,700,092)		382,710,567

TOTAL SHORT-TERM INVESTMENTS (Cost $418,466,049)		418,476,524

Total Investments - 108.3% (Cost $418,466,049)		418,476,524
Liabilities in excess of other assets - (8.3%)		(32,112,628)
Net Assets - 100.0%		386,363,896

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,099,261.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	73	6/19/2019	USD	$10,546,219	$49,073

Swap Agreements

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(168,906,310)	3/6/2020	Citibank NA	(2.16)%	ICE U.S. Treasury 20+ Year Bond Index	1,483,410
(26,255,764)	11/6/2020	Goldman Sachs International	(2.16)%	ICE U.S. Treasury 20+ Year Bond Index	(947,208)
(184,076,218)	3/6/2020	Societe Generale	(2.19)%	ICE U.S. Treasury 20+ Year Bond Index	1,501,597
(379,238,292)					2,037,799
				Total Unrealized Appreciation	2,985,007
				Total Unrealized Depreciation	(947,208)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                 U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 65.2%

REPURCHASE AGREEMENTS(a) - 65.2%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $613,815 (Cost $613,772)	613,772	613,772

Total Investments - 65.2% (Cost $613,772)		613,772
Other Assets Less Liabilities - 34.8%		328,174
Net Assets - 100.0%		941,946

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Basic Materials had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(316,987)	11/6/2019	Bank of America NA	(2.36)%	Dow Jones U.S. Basic MaterialsSM Index	11,768
(322,490)	11/13/2019	Credit Suisse International	(2.81)%	Dow Jones U.S. Basic MaterialsSM Index	35,085
(29,570)	12/7/2020	Deutsche Bank AG	(2.51)%	Dow Jones U.S. Basic MaterialsSM Index	(59)
(9,999)	11/13/2019	Morgan Stanley & Co. International plc	(2.61)%	Dow Jones U.S. Basic MaterialsSM Index	14,628
(181,952)	11/6/2019	Societe Generale	(2.26)%	Dow Jones U.S. Basic MaterialsSM Index	5,882
(77,197)	11/6/2019	UBS AG	(2.26)%	Dow Jones U.S. Basic MaterialsSM Index	13,007
(938,195)					80,311
				Total Unrealized Appreciation	80,370
				Total Unrealized Depreciation	(59)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 107.5%

REPURCHASE AGREEMENTS(a) - 13.0%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $29,597,496 (Cost $29,595,443)	29,595,443	29,595,443

U.S. TREASURY OBLIGATIONS(b) - 94.5%
U.S. Treasury Bills
2.35%, 3/7/2019(c)	10,000,000	9,996,140
2.34%, 3/14/2019(c)	10,000,000	9,991,527
2.35%, 3/21/2019(c)	10,000,000	9,987,007
2.35%, 3/28/2019(c)	13,000,000	12,977,197
2.39%, 4/4/2019(c)	10,000,000	9,977,891
2.40%, 4/11/2019(c)	10,000,000	9,972,664
2.39%, 4/18/2019(c)	10,000,000	9,968,397
2.41%, 4/25/2019(c)	13,000,000	12,952,830
2.36%, 5/2/2019(c)	10,000,000	9,959,054
2.40%, 5/9/2019(c)	10,000,000	9,954,240
2.41%, 5/16/2019(c)	11,000,000	10,944,750
2.44%, 5/23/2019(c)	14,000,000	13,923,058
2.42%, 5/30/2019(c)	4,000,000	3,976,150
2.39%, 6/6/2019(c)	5,000,000	4,967,869
2.41%, 6/13/2019(c)	4,000,000	3,972,428
2.42%, 6/20/2019(c)	8,000,000	7,940,923
2.41%, 6/27/2019(c)	4,000,000	3,968,615
2.40%, 7/5/2019(c)	5,000,000	4,958,131
2.42%, 7/11/2019(c)	4,000,000	3,964,892
2.46%, 7/18/2019(c)	8,000,000	7,925,790
2.43%, 7/25/2019(c)	5,000,000	4,951,409
2.45%, 8/1/2019(c)	5,000,000	4,948,947
2.45%, 8/8/2019(c)	5,000,000	4,946,389
2.46%, 8/15/2019(c)	8,000,000	7,910,191
2.46%, 8/22/2019(c)	5,000,000	4,941,456
2.46%, 9/12/2019(c)	3,000,000	2,960,391
2.46%, 10/10/2019(c)	3,000,000	2,954,703
2.65%, 11/7/2019(c)	3,000,000	2,949,068
2.61%, 12/5/2019(c)	3,000,000	2,943,241
2.49%, 1/2/2020(c)	3,000,000	2,937,321
TOTAL U.S. TREASURY OBLIGATIONS (Cost $214,714,644)		214,722,669

TOTAL SHORT-TERM INVESTMENTS (Cost $244,310,087)		244,318,112

Total Investments - 107.5% (Cost $244,310,087)		244,318,112
Liabilities in excess of other assets - (7.5%)		(17,069,107)
Net Assets - 100.0%		227,249,005

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $31,828,560.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	54	3/15/2019	USD	$6,997,050	$(74,365)

Swap Agreements

Short Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(13,546,086)	11/6/2020	Bank of America NA	(2.62)%	Dow Jones Industrial AverageSM	(586,944)
(22,339,592)	11/6/2019	BNP Paribas SA	(2.76)%	Dow Jones Industrial AverageSM	(2,565,412)
(49,847,534)	11/6/2020	Citibank NA	(2.73)%	Dow Jones Industrial AverageSM	(4,651,151)
(36,226,474)	11/6/2019	Credit Suisse International	(2.81)%	Dow Jones Industrial AverageSM	(7,280,035)
(27,316,345)	11/6/2019	Deutsche Bank AG	(2.81)%	Dow Jones Industrial AverageSM	(1,465,309)
(55,369,871)	11/6/2019	Goldman Sachs International	(2.61)%	Dow Jones Industrial AverageSM	549,580
(5,426,266)	11/6/2019	Societe Generale	(3.01)%	Dow Jones Industrial AverageSM	(1,342,985)
(10,078,784)	11/6/2020	UBS AG	(2.71)%	Dow Jones Industrial AverageSM	(136,967)
(220,150,952)					(17,479,223)
				Total Unrealized Appreciation	549,580
				Total Unrealized Depreciation	(18,028,803)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                 U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 93.9%

REPURCHASE AGREEMENTS(a) - 44.6%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $7,300,241 (Cost $7,299,735)	7,299,735	7,299,735

U.S. TREASURY OBLIGATIONS - 49.3%
U.S. Treasury Bills
2.34%, 3/7/2019(b)	678,000	677,738
2.32%, 3/14/2019(b)	678,000	677,426
2.33%, 3/21/2019(b)	678,000	677,119
2.33%, 3/28/2019(b)	879,000	877,458
2.34%, 4/4/2019(b)	661,000	659,539
2.35%, 4/11/2019(b)	661,000	659,193
2.36%, 4/18/2019(b)	596,000	594,117
2.35%, 4/25/2019(b)	818,000	815,032
2.45%, 5/2/2019(b)	412,000	410,313
2.48%, 5/23/2019(b)	656,000	652,395
2.49%, 5/30/2019(b)	381,000	378,728
2.48%, 6/20/2019(b)	275,000	272,969
2.41%, 7/18/2019(b)	474,000	469,603
2.68%, 12/5/2019(b)	275,000	269,797
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,090,994)		8,091,427

TOTAL SHORT-TERM INVESTMENTS (Cost $15,390,729)		15,391,162

Total Investments - 93.9% (Cost $15,390,729)		15,391,162
Other Assets Less Liabilities - 6.1%		992,873
Net Assets - 100.0%		16,384,035

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Financials had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,991,767)	11/6/2019	Bank of America NA	(2.61)%	Dow Jones U.S. FinancialsSM Index(3)	(129,556)
(3,662,873)	11/13/2019	Credit Suisse International	(2.81)%	Dow Jones U.S. FinancialsSM Index(3)	(214,677)
(612,653)	12/7/2020	Deutsche Bank AG	(2.61)%	Dow Jones U.S. FinancialsSM Index(3)	(9,862)
(1,687,038)	11/6/2019	Goldman Sachs International	(2.66)%	Dow Jones U.S. FinancialsSM Index(3)	(135,386)
(1,467,427)	11/13/2019	Morgan Stanley & Co. International plc	(2.61)%	Dow Jones U.S. FinancialsSM Index(3)	(79,293)
(5,898,353)	11/6/2019	Societe Generale	(2.61)%	Dow Jones U.S. FinancialsSM Index(3)	(403,737)
(27,704)	11/6/2019	UBS AG	(2.61)%	Dow Jones U.S. FinancialsSM Index(3)	382,826
(16,347,815)					(589,685)
				Total Unrealized Appreciation	382,826
				Total Unrealized Depreciation	(972,511)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

Short FTSE China 50

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 89.4%

REPURCHASE AGREEMENTS(a) - 89.4%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $5,882,410 (Cost $5,882,002)	5,882,002	5,882,002

Total Investments - 89.4% (Cost $5,882,002)		5,882,002
Other Assets Less Liabilities - 10.6%		696,867
Net Assets - 100.0%		6,578,869

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,530,824)	11/6/2019	Bank of America NA	(1.71)%	iShares® China Large-Cap ETF	(135,748)
(1,069,515)	11/6/2020	Citibank NA	0.34%	iShares® China Large-Cap ETF	(103,928)
(777,477)	11/6/2020	Deutsche Bank AG	(1.91)%	iShares® China Large-Cap ETF	(96,017)
(459,163)	11/6/2019	Goldman Sachs International	(0.66)%	iShares® China Large-Cap ETF	2,799
(1,996,547)	11/6/2019	Societe Generale	(1.01)%	iShares® China Large-Cap ETF	13,850
(719,309)	11/6/2020	UBS AG	(0.76)%	iShares® China Large-Cap ETF	(84,107)
(6,552,835)					(403,151)
				Total Unrealized Appreciation	16,649
				Total Unrealized Depreciation	(419,800)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Short High Yield

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 94.7%

REPURCHASE AGREEMENTS(a) - 43.6%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $49,338,510 (Cost $49,335,088)	49,335,088	49,335,088

U.S. TREASURY OBLIGATIONS(b) - 51.1%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	5,267,000	5,264,967
2.32%, 3/14/2019(c)	5,267,000	5,262,537
2.33%, 3/21/2019(c)	5,267,000	5,260,157
2.33%, 3/28/2019(c)	6,828,000	6,816,023
2.34%, 4/4/2019(c)	5,094,000	5,082,737
2.35%, 4/11/2019(c)	5,094,000	5,080,075
2.36%, 4/18/2019(c)	4,828,000	4,812,742
2.35%, 4/25/2019(c)	6,623,000	6,598,969
2.45%, 5/2/2019(c)	2,234,000	2,224,853
2.48%, 5/23/2019(c)	3,220,000	3,202,303
2.49%, 5/30/2019(c)	1,870,000	1,858,850
2.48%, 6/20/2019(c)	1,350,000	1,340,031
2.41%, 7/18/2019(c)	3,838,000	3,802,397
2.67%, 12/5/2019(c)	1,351,000	1,325,440
TOTAL U.S. TREASURY OBLIGATIONS (Cost $57,930,459)		57,932,081

TOTAL SHORT-TERM INVESTMENTS (Cost $107,265,547)		107,267,169

Total Investments - 94.7% (Cost $107,265,547)		107,267,169
Other Assets Less Liabilities - 5.3%		5,959,541
Net Assets - 100.0%		113,226,710

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $654,336.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Short High Yield had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
(30,454,981)	11/6/2019	Citibank NA	0.24%	iShares® iBoxx $ High Yield Corporate Bond ETF	(2,525,679)
(18,486,957)	12/9/2019	Credit Suisse International	(0.21)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(891,462)
(64,151,500)	1/7/2020	Goldman Sachs International	(0.76)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(3,194,921)
(113,093,438)					(6,612,062)
				Total Unrealized Depreciation	(6,612,062)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 99.7%

REPURCHASE AGREEMENTS(a) - 99.7%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $18,298,553 (Cost $18,297,284)	18,297,284	18,297,284

Total Investments - 99.7% (Cost $18,297,284)		18,297,284
Other Assets Less Liabilities - 0.3%		59,532
Net Assets - 100.0%		18,356,816

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	7	3/15/2019	USD	$1,337,140	$(128,465)

Swap Agreements

Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(2,829,850)	11/6/2020	Bank of America NA	(2.61)%	S&P MidCap 400®	(33,083)
(3,371,677)	11/6/2020	BNP Paribas SA	(2.61)%	S&P MidCap 400®	(469,352)
(2,569,275)	11/6/2019	Citibank NA	(2.61)%	S&P MidCap 400®	(499,143)
(1,808,301)	11/6/2019	Credit Suisse International	(2.66)%	S&P MidCap 400®	(204,175)
(2,560,685)	11/6/2019	Morgan Stanley & Co. International plc	(2.41)%	S&P MidCap 400®	(248,360)
(3,874,445)	11/6/2019	Societe Generale	(2.41)%	S&P MidCap 400®	(764,008)
(17,014,233)					(2,218,121)
				Total Unrealized Depreciation	(2,218,121)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 98.4%

REPURCHASE AGREEMENTS(a) - 56.3%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $29,359,894 (Cost $29,357,858)	29,357,858	29,357,858

U.S. TREASURY OBLIGATIONS(b) - 42.1%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	2,050,000	2,049,209
2.32%, 3/14/2019(c)	2,050,000	2,048,263
2.33%, 3/21/2019(c)	2,050,000	2,047,336
2.33%, 3/28/2019(c)	2,657,000	2,652,340
2.34%, 4/4/2019(c)	1,947,000	1,942,695
2.35%, 4/11/2019(c)	1,947,000	1,941,678
2.36%, 4/18/2019(c)	1,876,000	1,870,071
2.35%, 4/25/2019(c)	2,573,000	2,563,664
2.45%, 5/2/2019(c)	694,000	691,158
2.48%, 5/23/2019(c)	1,104,000	1,097,933
2.49%, 5/30/2019(c)	642,000	638,172
2.48%, 6/20/2019(c)	463,000	459,581
2.41%, 7/18/2019(c)	1,491,000	1,477,169
2.68%, , 12/5/2019(c)	463,000	454,240
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,933,020)		21,933,509

TOTAL SHORT-TERM INVESTMENTS (Cost $51,290,878)		51,291,367

Total Investments - 98.4% (Cost $51,290,878)		51,291,367
Other Assets Less Liabilities - 1.6%		835,340
Net Assets - 100.0%		52,126,707

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,413,627.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(3,101,359)	11/6/2019	Citibank NA	(2.01)%	iShares® MSCI EAFE ETF	(28,563)
(991,230)	11/6/2019	Credit Suisse International	(2.21)%	iShares® MSCI EAFE ETF	42,670
(7,074,218)	11/6/2020	Deutsche Bank AG	(2.11)%	iShares® MSCI EAFE ETF	(593,565)
(20,617,424)	11/6/2020	Goldman Sachs International	(2.41)%	iShares® MSCI EAFE ETF	(379,293)
(16,150,527)	11/6/2020	Societe Generale	(2.21)%	iShares® MSCI EAFE ETF	(282,477)
(4,108,473)	11/6/2019	UBS AG	(2.11)%	iShares® MSCI EAFE ETF	(134,183)
(52,043,231)					(1,375,411)
				Total Unrealized Appreciation	42,670
				Total Unrealized Depreciation	(1,418,081)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 104.8%

REPURCHASE AGREEMENTS(a) - 56.1%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $41,576,403 (Cost $41,573,519)	41,573,519	41,573,519

U.S. TREASURY OBLIGATIONS(b) - 48.7%
U.S. Treasury Bills
2.33%, 3/28/2019(c)	5,073,000	5,064,102
2.34%, 4/4/2019(c)	3,603,000	3,595,034
2.35%, 4/11/2019(c)	3,603,000	3,593,151
2.36%, 4/18/2019(c)	3,504,000	3,492,926
2.35%, 4/25/2019(c)	4,807,000	4,789,558
2.45%, 5/2/2019(c)	3,143,000	3,130,131
2.48%, 5/23/2019(c)	4,152,000	4,129,181
2.49%, 5/30/2019(c)	2,229,000	2,215,710
2.48%, 6/20/2019(c)	1,741,000	1,728,143
2.41%, 7/18/2019(c)	2,785,000	2,759,165
2.68%, 12/5/2019(c)	1,610,000	1,579,539
TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,073,874)		36,076,640

TOTAL SHORT-TERM INVESTMENTS (Cost $77,647,393)		77,650,159

Total Investments - 104.8% (Cost $77,647,393)		77,650,159
Liabilities in excess of other assets - (4.8%)		(3,586,734)
Net Assets - 100.0%		74,063,425

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,563,551.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,813,282)	11/6/2020	Bank of America NA	(1.71)%	iShares® MSCI Emerging Markets ETF	148,933
(1,170,263)	11/6/2020	Citibank NA	(1.86)%	iShares® MSCI Emerging Markets ETF	353,506
(247,759)	11/6/2019	Credit Suisse International	(1.31)%	iShares® MSCI Emerging Markets ETF	(175,797)
(9,756,256)	11/6/2020	Deutsche Bank AG	(1.76)%	iShares® MSCI Emerging Markets ETF	(2,534,800)
(1,877,181)	11/6/2019	Goldman Sachs International	(0.41)%	iShares® MSCI Emerging Markets ETF	504,497
(1,397,094)	11/6/2019	Morgan Stanley & Co. International plc	(2.26)%	iShares® MSCI Emerging Markets ETF	351,104
(53,084,796)	11/6/2020	Societe Generale	(1.01)%	iShares® MSCI Emerging Markets ETF	(2,605,316)
(4,439,674)	11/6/2019	UBS AG	(1.41)%	iShares® MSCI Emerging Markets ETF	(171,120)
(73,786,305)					(4,128,993)
				Total Unrealized Appreciation	1,358,040
				Total Unrealized Depreciation	(5,487,033)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 82.3%

REPURCHASE AGREEMENTS(a) - 82.3%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $1,495,211 (Cost $1,495,107)	1,495,107	1,495,107

Total Investments - 82.3% (Cost $1,495,107)		1,495,107
Other Assets Less Liabilities - 17.7%		320,731
Net Assets - 100.0%		1,815,838

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Oil & Gas had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(332,917)	11/13/2019	Bank of America NA	(2.41)%	Dow Jones U.S. Oil & GasSM Index	4,610
(124,167)	11/13/2019	Credit Suisse International	(2.81)%	Dow Jones U.S. Oil & GasSM Index	(7,933)
(98,019)	12/7/2020	Deutsche Bank AG	(2.46)%	Dow Jones U.S. Oil & GasSM Index	1,873
(167,193)	11/6/2019	Goldman Sachs International	(2.56)%	Dow Jones U.S. Oil & GasSM Index	8,317
(577,757)	11/13/2019	Morgan Stanley & Co. International plc	(2.51)%	Dow Jones U.S. Oil & GasSM Index	44,434
(37,298)	11/6/2019	Societe Generale	(2.26)%	Dow Jones U.S. Oil & GasSM Index	(12,267)
(470,877)	11/6/2019	UBS AG	(2.36)%	Dow Jones U.S. Oil & GasSM Index	(133,840)
(1,808,228)					(94,806)
				Total Unrealized Appreciation	59,234
				Total Unrealized Depreciation	(154,040)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Short QQQ

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 105.8%

REPURCHASE AGREEMENTS(a) - 11.2%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $55,576,821 (Cost $55,572,966)	55,572,966	55,572,966

U.S. TREASURY OBLIGATIONS(b) - 94.6%
U.S. Treasury Bills
2.35%, 3/7/2019(c)	21,000,000	20,991,895
2.35%, 3/14/2019(c)	21,000,000	20,982,208
2.34%, 3/21/2019(c)	21,000,000	20,972,714
2.35%, 3/28/2019(c)	27,000,000	26,952,640
2.39%, 4/4/2019(c)	21,000,000	20,953,570
2.39%, 4/11/2019(c)	23,000,000	22,937,127
2.39%, 4/18/2019(c)	22,000,000	21,930,473
2.41%, 4/25/2019(c)	29,000,000	28,894,774
2.39%, 5/2/2019(c)	23,000,000	22,905,825
2.40%, 5/9/2019(c)	24,000,000	23,890,175
2.40%, 5/16/2019(c)	25,000,000	24,874,433
2.44%, 5/23/2019(c)	32,000,000	31,824,132
2.42%, 5/30/2019(c)	9,000,000	8,946,337
2.39%, 6/6/2019(c)	10,000,000	9,935,737
2.41%, 6/13/2019(c)	10,000,000	9,931,071
2.49%, 6/20/2019(c)	18,000,000	17,867,078
2.41%, 6/27/2019(c)	10,000,000	9,921,538
2.40%, 7/5/2019(c)	10,000,000	9,916,262
2.42%, 7/11/2019(c)	9,000,000	8,921,006
2.46%, 7/18/2019(c)	18,000,000	17,833,026
2.43%, 7/25/2019(c)	10,000,000	9,902,819
2.45%, 8/1/2019(c)	10,000,000	9,897,894
2.45%, 8/8/2019(c)	10,000,000	9,892,778
2.46%, 8/15/2019(c)	17,000,000	16,809,156
2.46%, 8/22/2019(c)	10,000,000	9,882,913
2.46%, 9/12/2019(c)	7,000,000	6,907,578
2.46%, 10/10/2019(c)	7,000,000	6,894,307
2.65%, 11/7/2019(c)	6,000,000	5,898,136
2.61%, 12/5/2019(c)	6,000,000	5,886,482
2.49%, 1/2/2020(c)	7,000,000	6,853,749
TOTAL U.S. TREASURY OBLIGATIONS (Cost $470,188,497)		470,207,833

TOTAL SHORT-TERM INVESTMENTS (Cost $525,761,463)		525,780,799

Total Investments - 105.8% (Cost $525,761,463)		525,780,799
Liabilities in excess of other assets - (5.8%)		(28,686,081)
Net Assets - 100.0%		497,094,718

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $51,102,293.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short QQQ had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	138	3/15/2019	USD	$19,608,420	$(117,979)

Swap Agreements

Short QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(85,564,819)	11/6/2020	Bank of America NA	(2.41)%	NASDAQ-100 Index®	(3,309,330)
(34,650,142)	11/6/2019	BNP Paribas SA	(2.71)%	NASDAQ-100 Index®	(3,217,867)
(94,827,955)	11/6/2020	Citibank NA	(2.68)%	NASDAQ-100 Index®	(5,846,517)
(46,530,818)	11/6/2019	Credit Suisse International	(2.81)%	NASDAQ-100 Index®	(3,061,001)
(70,957,854)	11/6/2019	Deutsche Bank AG	(2.76)%	NASDAQ-100 Index®	(7,667,860)
(15,171,694)	11/6/2019	Goldman Sachs International	(2.71)%	NASDAQ-100 Index®	(105,922)
(13,642,383)	11/6/2019	Morgan Stanley & Co. International plc	(2.61)%	NASDAQ-100 Index®	4,471,272
(2,800,304)	11/6/2019	Morgan Stanley & Co. International plc	(2.41)%	PowerShares QQQ TrustSM, Series 1	(309,954)
(92,449,707)	11/6/2019	Societe Generale	(3.01)%	NASDAQ-100 Index®	(11,388,227)
(20,779,637)	11/6/2020	UBS AG	(2.66)%	NASDAQ-100 Index®	(2,192,190)
(477,375,313)					(32,627,596)
				Total Unrealized Appreciation	4,471,272
				Total Unrealized Depreciation	(37,098,868)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                 U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 98.9%

REPURCHASE AGREEMENTS(a) - 98.9%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $8,738,711 (Cost $8,738,104)	8,738,104	8,738,104

Total Investments - 98.9% (Cost $8,738,104)		8,738,104
Other Assets Less Liabilities - 1.1%		99,771
Net Assets - 100.0%		8,837,875

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(90,011)	11/6/2020	Bank of America NA	(2.86)%	Dow Jones U.S. Real EstateSM Index	(8,534)
(3,146,288)	11/13/2019	Credit Suisse International	(2.81)%	Dow Jones U.S. Real EstateSM Index	(327,229)
(989,289)	12/7/2020	Deutsche Bank AG	(2.61)%	Dow Jones U.S. Real EstateSM Index	(676)
(3,047,230)	11/13/2019	Morgan Stanley & Co. International plc	(2.41)%	Dow Jones U.S. Real EstateSM Index	(201,303)
(737,202)	11/6/2019	Societe Generale	(2.31)%	Dow Jones U.S. Real EstateSM Index	(90,769)
(818,501)	11/6/2019	UBS AG	(2.26)%	Dow Jones U.S. Real EstateSM Index	(151,998)
(8,828,521)					(780,509)
				Total Unrealized Depreciation	(780,509)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 107.5%

REPURCHASE AGREEMENTS(a) - 22.9%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $65,074,365 (Cost $65,069,853)	65,069,853	65,069,853

U.S. TREASURY OBLIGATIONS(b) - 84.6%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	10,000,000	9,996,140
2.34%, 3/14/2019(c)	10,000,000	9,991,527
2.34%, 3/21/2019(c)	10,000,000	9,987,007
2.35%, 3/28/2019(c)	13,000,000	12,977,197
2.39%, 4/4/2019(c)	10,000,000	9,977,891
2.40%, 4/11/2019(c)	11,000,000	10,969,930
2.40%, 4/18/2019(c)	10,000,000	9,968,397
2.41%, 4/25/2019(c)	16,000,000	15,941,944
2.36%, 5/2/2019(c)	12,000,000	11,950,865
2.39%, 5/9/2019(c)	13,000,000	12,940,511
2.40%, 5/16/2019(c)	14,000,000	13,929,682
2.44%, 5/23/2019(c)	17,000,000	16,906,570
2.42%, 5/30/2019(c)	5,000,000	4,970,188
2.39%, 6/6/2019(c)	5,000,000	4,967,869
2.41%, 6/13/2019(c)	5,000,000	4,965,536
2.50%, 6/20/2019(c)	8,000,000	7,940,923
2.41%, 6/27/2019(c)	5,000,000	4,960,769
2.40%, 7/5/2019(c)	5,000,000	4,958,131
2.42%, 7/11/2019(c)	5,000,000	4,956,115
2.46%, 7/18/2019(c)	8,000,000	7,925,789
2.43%, 7/25/2019(c)	6,000,000	5,941,691
2.45%, 8/1/2019(c)	6,000,000	5,938,736
2.45%, 8/8/2019(c)	6,000,000	5,935,667
2.46%, 8/15/2019(c)	10,000,000	9,887,739
2.46%, 8/22/2019(c)	6,000,000	5,929,748
2.46%, 9/12/2019(c)	3,000,000	2,960,391
2.46%, 10/10/2019(c)	3,000,000	2,954,703
2.65%, 11/7/2019(c)	3,000,000	2,949,068
2.61%, 12/5/2019(c)	3,000,000	2,943,241
2.49%, 1/2/2020(c)	4,000,000	3,916,428
TOTAL U.S. TREASURY OBLIGATIONS (Cost $240,530,534)		240,540,393

TOTAL SHORT-TERM INVESTMENTS (Cost $305,600,387)		305,610,246

Total Investments - 107.5% (Cost $305,600,387)		305,610,246
Liabilities in excess of other assets - (7.5%)		(21,278,748)
Net Assets - 100.0%		284,331,498

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $38,158,242.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	324	3/15/2019	USD	$25,506,900	$(784,929)

Swap Agreements

Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(5,991,437)	11/6/2020	Bank of America NA	(2.31)%	Russell 2000® Index	3,267,846
(20,841,375)	11/6/2019	BNP Paribas SA	(2.11)%	Russell 2000® Index	(1,407,524)
(38,834,322)	11/6/2019	Citibank NA	(2.06)%	Russell 2000® Index	(6,719,922)
(22,974,543)	11/6/2019	Credit Suisse International	(2.26)%	Russell 2000® Index	(2,574,919)
(26,553,475)	11/6/2019	Deutsche Bank AG	(2.01)%	Russell 2000® Index	(1,530,837)
(77,963,621)	11/6/2020	Goldman Sachs International	(2.16)%	Russell 2000® Index	(9,791,796)
(9,050,930)	11/6/2019	Morgan Stanley & Co. International plc	(2.11)%	Russell 2000® Index	784,388
(1,241,760)	11/6/2019	Morgan Stanley & Co. International plc	(1.91)%	iShares® Russell 2000 ETF	(61,024)
(36,781,821)	11/6/2019	Societe Generale	(2.11)%	Russell 2000® Index	(8,379,102)
(18,446,005)	11/6/2020	UBS AG	(2.01)%	Russell 2000® Index	1,577,706
(258,679,289)					(24,835,184)
				Total Unrealized Appreciation	5,629,940
				Total Unrealized Depreciation	(30,465,124)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                 U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 105.8%

REPURCHASE AGREEMENTS(a) - 10.9%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $186,708,973 (Cost $186,696,023)	186,696,023	186,696,023

U.S. TREASURY OBLIGATIONS(b) - 94.9%
U.S. Treasury Bills
2.35%, 3/7/2019(c)	90,000,000	89,965,263
2.35%, 3/14/2019(c)	90,000,000	89,923,747
2.34%, 3/21/2019(c)	90,000,000	89,883,062
2.35%, 3/28/2019(c)	117,000,000	116,794,775
2.38%, 4/4/2019(c)	90,000,000	89,801,015
2.39%, 4/11/2019(c)	96,000,000	95,737,572
2.39%, 4/18/2019(c)	91,000,000	90,712,410
2.41%, 4/25/2019(c)	103,000,000	102,626,268
2.41%, 5/2/2019(c)	36,000,000	35,852,595
2.42%, 5/9/2019(c)	43,000,000	42,803,230
2.41%, 5/16/2019(c)	85,000,000	84,573,071
2.44%, 5/23/2019(c)	108,000,000	107,406,446
2.42%, 5/30/2019(c)	40,000,000	39,761,500
2.39%, 6/6/2019(c)	42,000,000	41,730,097
2.41%, 6/13/2019(c)	32,000,000	31,779,428
2.48%, 6/20/2019(c)	73,000,000	72,460,926
2.41%, 6/27/2019(c)	32,000,000	31,748,922
2.40%, 7/5/2019(c)	42,000,000	41,648,303
2.46%, 7/18/2019(c)	73,000,000	72,322,829
2.45%, 8/1/2019(c)	35,000,000	34,642,628
2.45%, 8/8/2019(c)	35,000,000	34,624,722
2.46%, 8/15/2019(c)	30,000,000	29,663,217
2.46%, 8/22/2019(c)	35,000,000	34,590,194
2.46%, 9/12/2019(c)	30,000,000	29,603,906
2.46%, 10/10/2019(c)	30,000,000	29,547,031
2.65%, 11/7/2019(c)	20,000,000	19,660,453
2.61%, 12/5/2019(c)	22,000,000	21,583,767
2.49%, 1/2/2020(c)	26,000,000	25,456,780
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,626,836,611)		1,626,904,157

TOTAL SHORT-TERM INVESTMENTS (Cost $1,813,532,634)		1,813,600,180

Total Investments - 105.8% (Cost $1,813,532,634)		1,813,600,180
Liabilities in excess of other assets - (5.8%)		(99,446,673)
Net Assets - 100.0%		1,714,153,507

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $222,433,442.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	610	3/15/2019	USD	$84,942,500	$(5,585,513)

Swap Agreements

Short S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(198,069,055)	11/6/2020	Bank of America NA	(2.51)%	S&P 500®	1,010,062
(146,286,028)	11/6/2020	BNP Paribas SA	(2.76)%	S&P 500®	(136,767)
(211,696,068)	11/6/2020	Citibank NA	(2.76)%	S&P 500®	(34,649,135)
(251,016,224)	11/6/2019	Credit Suisse International	(2.81)%	S&P 500®	(45,355,371)
(169,596,934)	11/6/2019	Deutsche Bank AG	(2.83)%	S&P 500®	(5,187,121)
(152,829,251)	11/6/2019	Goldman Sachs International	(2.76)%	S&P 500®	3,978,881
(16,011,505)	11/6/2019	Morgan Stanley & Co. International plc	(2.71)%	S&P 500®	9,096,942
(303,659,419)	11/6/2019	Societe Generale	(3.01)%	S&P 500®	(35,761,223)
(179,913,439)	11/6/2020	UBS AG	(2.66)%	S&P 500®	(7,643,588)
(1,629,077,923)					(114,647,320)
				Total Unrealized Appreciation	14,085,885
				Total Unrealized Depreciation	(128,733,205)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                 U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 99.5%

REPURCHASE AGREEMENTS(a) - 99.5%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $3,790,692 (Cost $3,790,430)	3,790,430	3,790,430

Total Investments - 99.5% (Cost $3,790,430)		3,790,430
Other Assets Less Liabilities - 0.5%		20,284
Net Assets - 100.0%		3,810,714

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(478,957)	11/6/2019	Bank of America NA	(2.43)%	S&P SmallCap 600®	(219,393)
(399,931)	11/6/2019	Citibank NA	(2.56)%	S&P SmallCap 600®	(56,083)
(488,733)	11/6/2019	Credit Suisse International	(2.41)%	S&P SmallCap 600®	(143,989)
(576,664)	11/6/2019	Deutsche Bank AG	(2.01)%	S&P SmallCap 600®	1,327
(386,573)	11/6/2019	Morgan Stanley & Co. International plc	(2.36)%	S&P SmallCap 600®	(134,819)
(1,068,516)	11/6/2019	Societe Generale	(1.91)%	S&P SmallCap 600®	(103,311)
(409,849)	11/6/2020	UBS AG	(2.36)%	S&P SmallCap 600®	12,838
(3,809,223)					(643,430)
				Total Unrealized Appreciation	14,165
				Total Unrealized Depreciation	(657,595)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 78.1%

U.S. Treasury Bonds
6.75%, 8/15/2026	94,900	121,324
6.50%, 11/15/2026	126,500	160,428
6.63%, 2/15/2027	86,100	110,585
6.38%, 8/15/2027	96,600	123,505
6.13%, 11/15/2027	231,800	293,317
5.50%, 8/15/2028	162,000	199,475
5.25%, 11/15/2028	206,000	250,193
5.25%, 2/15/2029	150,000	182,871
U.S. Treasury Notes
1.63%, 5/15/2026	1,556,500	1,454,841
1.50%, 8/15/2026	1,559,000	1,439,883
2.00%, 11/15/2026	1,552,000	1,482,888
2.25%, 2/15/2027	1,553,800	1,509,007
2.38%, 5/15/2027	1,553,800	1,521,632
2.25%, 8/15/2027	1,553,800	1,504,030
2.25%, 11/15/2027	1,553,800	1,501,359
2.75%, 2/15/2028	1,628,500	1,635,752
2.88%, 5/15/2028	1,702,000	1,725,934
2.88%, 8/15/2028	1,776,000	1,800,281
3.13%, 11/15/2028	1,850,000	1,914,316
2.63%, 2/15/2029	666,000	661,057
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,195,469)		19,592,678

SHORT-TERM INVESTMENTS - 19.7%

REPURCHASE AGREEMENTS(a) - 19.7%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $4,928,027 (Cost $4,927,685)	4,927,685	4,927,685

Total Investments - 97.8% (Cost $24,123,154)		24,520,363
Other Assets Less Liabilities - 2.2%		552,159
Net Assets - 100.0%		25,072,522

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	8	6/19/2019	USD	$976,000	$(1,762)

Swap Agreements

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
22,344,882	3/6/2020	Citibank NA	2.36%	ICE U.S. Treasury 7-10 Year Bond Index	35,462
7,491,184	1/6/2021	Goldman Sachs International	2.36%	ICE U.S. Treasury 7-10 Year Bond Index	27,964
29,836,066					63,426
				Total Unrealized Appreciation	63,426

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 73.7%

U.S. Treasury Bonds
4.25%, 5/15/2039	238,300	285,606
4.50%, 8/15/2039	254,600	315,167
4.38%, 11/15/2039	273,800	333,459
4.63%, 2/15/2040	454,900	572,143
4.38%, 5/15/2040	384,000	467,670
3.88%, 8/15/2040	332,000	377,987
4.25%, 11/15/2040	351,000	420,515
4.75%, 2/15/2041	386,600	494,757
4.38%, 5/15/2041	299,200	364,860
3.75%, 8/15/2041	331,900	370,743
3.13%, 11/15/2041	300,100	304,273
3.13%, 2/15/2042	374,200	378,965
3.00%, 5/15/2042	315,400	312,345
2.75%, 8/15/2042	481,700	456,336
2.75%, 11/15/2042	593,800	561,605
3.13%, 2/15/2043	601,600	607,052
2.88%, 5/15/2043	848,000	818,850
3.63%, 8/15/2043	702,800	769,292
3.75%, 11/15/2043	848,000	946,911
3.63%, 2/15/2044	853,600	934,759
3.38%, 5/15/2044	858,100	902,145
3.13%, 8/15/2044	858,300	864,670
3.00%, 11/15/2044	858,200	845,729
2.50%, 2/15/2045	858,300	768,179
3.00%, 5/15/2045	858,200	845,863
2.88%, 8/15/2045	858,200	825,883
3.00%, 11/15/2045	858,100	845,765
2.50%, 2/15/2046	796,800	710,708
2.50%, 5/15/2046	797,000	710,326
2.25%, 8/15/2046	798,100	674,020
2.88%, 11/15/2046	796,200	765,721
3.00%, 2/15/2047	797,000	785,792
3.00%, 5/15/2047	796,900	784,822
2.75%, 8/15/2047	797,000	745,942
2.75%, 11/15/2047	797,000	745,444
3.00%, 2/15/2048	859,000	844,504
3.13%, 5/15/2048	920,000	926,756
3.00%, 8/15/2048	981,000	964,446
3.38%, 11/15/2048	1,049,000	1,109,563
3.00%, 2/15/2049	391,000	384,616
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,859,488)		26,144,189

SHORT-TERM INVESTMENTS - 26.1%

REPURCHASE AGREEMENTS(a) - 26.1%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $9,249,704 (Cost $9,249,062)	9,249,062	9,249,062

Total Investments - 99.8% (Cost $35,108,550)		35,393,251
Other Assets Less Liabilities - 0.2%		73,715
Net Assets - 100.0%		35,466,966

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	5	6/19/2019	USD	$722,344	$(3,445)

Swap Agreements

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
3,602,950	1/6/2020	Bank of America NA	2.25%	ICE U.S. Treasury 20+ Year Bond Index	16,834
40,506,737	3/6/2020	Citibank NA	2.36%	ICE U.S. Treasury 20+ Year Bond Index	(353,763)
44,109,687					(336,929)
				Total Unrealized Appreciation	16,834
				Total Unrealized Depreciation	(353,763)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 84.7%

Chemicals - 70.6%
Air Products & Chemicals, Inc.	13,254	2,401,360
Albemarle Corp.	6,412	585,351
Ashland Global Holdings, Inc.	3,773	291,955
Axalta Coating Systems Ltd.*	12,828	342,892
Cabot Corp.	3,625	169,940
Celanese Corp.	8,075	825,992
CF Industries Holdings, Inc.	13,934	588,015
Chemours Co. (The)	10,330	392,850
DowDuPont, Inc.	138,511	7,372,941
Eastman Chemical Co.	8,454	699,061
Ecolab, Inc.	15,347	2,592,262
Element Solutions, Inc.*	14,116	158,946
FMC Corp.	8,140	728,530
GCP Applied Technologies, Inc.*	4,358	130,609
HB Fuller Co.	3,061	154,519
Huntsman Corp.	12,950	321,031
Ingevity Corp.*	2,534	291,967
International Flavors & Fragrances, Inc.	6,116	779,790
Linde plc	33,269	5,763,522
LyondellBasell Industries NV, Class A	18,993	1,624,281
Minerals Technologies, Inc.	2,129	126,037
Mosaic Co. (The)	21,411	669,522
NewMarket Corp.	537	235,743
Olin Corp.	10,073	260,488
PolyOne Corp.	4,819	157,196
PPG Industries, Inc.	14,482	1,621,550
RPM International, Inc.	8,011	463,597
Scotts Miracle-Gro Co. (The)	2,372	194,267
Sensient Technologies Corp.	2,552	165,114
Trinseo SA	2,555	128,235
Valvoline, Inc.	11,361	213,473
Westlake Chemical Corp.	2,183	152,526
WR Grace & Co.	4,044	314,097
		30,917,659
Metals & Mining - 13.4%
Alcoa Corp.*	11,260	332,170
Allegheny Technologies, Inc.*	7,588	217,244
Carpenter Technology Corp.	2,861	134,295
Commercial Metals Co.	7,102	117,538
Compass Minerals International, Inc.	2,044	107,065
Freeport-McMoRan, Inc.	87,485	1,128,557
Newmont Mining Corp.	32,159	1,097,265
Nucor Corp.	18,953	1,147,983
Reliance Steel & Aluminum Co.	4,252	379,491
Royal Gold, Inc.	3,953	349,485
Steel Dynamics, Inc.	13,859	517,218
United States Steel Corp.	10,703	239,854
Worthington Industries, Inc.	2,429	95,484
		5,863,649
Oil, Gas & Consumable Fuels - 0.3%
Peabody Energy Corp.	4,701	145,026

Paper & Forest Products - 0.4%
Domtar Corp.	3,798	193,356
TOTAL COMMON STOCKS (Cost $43,568,965)		37,119,690

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 16.5%

REPURCHASE AGREEMENTS(b) - 16.5%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $7,213,618 (Cost $7,213,118)	7,213,118	7,213,118

Total Investments - 101.2% (Cost $50,782,083)		44,332,808
Liabilities in excess of other assets - (1.2%)		(540,674)
Net Assets - 100.0%		43,792,134

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,877,186.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
3,592,929	11/6/2019	Bank of America NA	2.76%	Dow Jones U.S. Basic MaterialsSM Index	31,205
6,487,800	1/6/2020	Bank of America NA	2.81%	iShares® U.S. Basic Materials ETF	(56,815)
5,473,607	11/6/2019	Citibank NA	2.71%	Dow Jones U.S. Basic MaterialsSM Index	43,819
459,250	11/13/2019	Credit Suisse International	3.11%	Dow Jones U.S. Basic MaterialsSM Index	(2,249,674)
981,341	12/7/2020	Deutsche Bank AG	2.96%	Dow Jones U.S. Basic MaterialsSM Index	19,394
368,182	11/6/2019	Goldman Sachs International	2.91%	Dow Jones U.S. Basic MaterialsSM Index	(31,985)
1,834,574	11/13/2019	Goldman Sachs International	2.44%	iShares® U.S. Basic Materials ETF	6,894
259,745	1/13/2020	Morgan Stanley & Co. International plc	3.11%	Dow Jones U.S. Basic MaterialsSM Index	(27,967)
645,157	11/13/2019	Morgan Stanley & Co. International plc	2.71%	iShares® U.S. Basic Materials ETF	(517,012)
13,821,120	1/6/2020	Societe Generale	2.91%	Dow Jones U.S. Basic MaterialsSM Index	492,305
16,550,644	1/6/2020	UBS AG	2.86%	Dow Jones U.S. Basic MaterialsSM Index	(589,064)
50,474,349					(2,878,900)
				Total Unrealized Appreciation	593,617
				Total Unrealized Depreciation	(3,472,517)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Communication Services Select Sector

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 49.2%

Diversified Telecommunication Services - 5.1%
AT&T, Inc.	2,916	90,746
CenturyLink, Inc.	2,754	36,325
Verizon Communications, Inc.	1,544	87,885
		214,956
Entertainment - 12.3%
Activision Blizzard, Inc.	1,845	77,748
Electronic Arts, Inc.*	875	83,808
Netflix, Inc.*	330	118,173
Take-Two Interactive Software, Inc.*	330	28,796
Twenty-First Century Fox, Inc., Class A	1,232	62,130
Twenty-First Century Fox, Inc., Class B	568	28,491
Viacom, Inc., Class B	1,024	29,921
Walt Disney Co. (The)	785	88,579
		517,646
Interactive Media & Services - 22.3%
Alphabet, Inc., Class A*	212	238,829
Alphabet, Inc., Class C*	218	244,142
Facebook, Inc., Class A*	2,293	370,205
TripAdvisor, Inc.*	297	15,791
Twitter, Inc.*	2,095	64,484
		933,451
Media - 9.5%
CBS Corp. (Non-Voting), Class B	975	48,955
Charter Communications, Inc., Class A*	285	98,299
Comcast Corp., Class A	2,425	93,775
Discovery, Inc., Class A*	454	13,121
Discovery, Inc., Class C*	1,043	28,422
DISH Network Corp., Class A*	664	21,587
Interpublic Group of Cos., Inc. (The)	1,113	25,632
News Corp., Class A	1,116	14,530
News Corp., Class B	358	4,765
Omnicom Group, Inc.	649	49,129
		398,215
TOTAL COMMON STOCKS (Cost $2,006,198)		2,064,268

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 47.7%

REPURCHASE AGREEMENTS(a) - 47.7%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $2,003,297 (Cost $2,003,158)	2,003,158	2,003,158

Total Investments - 96.9% (Cost $4,009,356)		4,067,426
Other Assets Less Liabilities - 3.1%		129,658
Net Assets - 100.0%		4,197,084

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
5,462,627	12/7/2020	Deutsche Bank AG	2.96%	Dow Jones U.S. Select TelecommunicationsSM Index	137,413
402,257	12/7/2020	Goldman Sachs International	2.91%	Dow Jones U.S. Select TelecommunicationsSM Index	1,156
458,899	12/7/2020	UBS AG	2.86%	Dow Jones U.S. Select TelecommunicationsSM Index	(976)
6,323,783					137,593
				Total Unrealized Appreciation	138,569
				Total Unrealized Depreciation	(976)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 80.0%

Auto Components - 2.8%
Adient plc	206	4,005
Aptiv plc	625	51,944
Autoliv, Inc.	207	16,935
BorgWarner, Inc.	494	20,061
Dana, Inc.	343	6,774
Delphi Technologies plc	210	4,580
Garrett Motion, Inc.*	176	2,946
Gentex Corp.	622	12,651
Goodyear Tire & Rubber Co. (The)	553	10,938
Lear Corp.	152	23,115
Tenneco, Inc., Class A	119	4,117
Veoneer, Inc.*	207	6,326
Visteon Corp.*	69	5,911
		170,303
Automobiles - 5.4%
Ford Motor Co.	9,273	81,324
General Motors Co.	3,114	122,941
Harley-Davidson, Inc.	387	14,366
Tesla, Inc.*	322	103,001
Thor Industries, Inc.	119	7,684
		329,316
Beverages - 16.1%
Brown-Forman Corp., Class B	394	19,499
Coca-Cola Co. (The)	9,088	412,050
Constellation Brands, Inc., Class A	394	66,649
Keurig Dr Pepper, Inc.	429	10,789
Molson Coors Brewing Co., Class B	445	27,439
Monster Beverage Corp.*	944	60,256
National Beverage Corp.(b)	29	1,989
PepsiCo, Inc.	3,347	387,047
		985,718
Commercial Services & Supplies - 0.1%
Herman Miller, Inc.	141	5,172
HNI Corp.	104	4,017
		9,189
Distributors - 0.9%
Genuine Parts Co.	348	37,855
Pool Corp.	96	15,316
		53,171
Diversified Financial Services - 0.2%
Jefferies Financial Group, Inc.	666	13,500

Entertainment - 2.7%
Activision Blizzard, Inc.	1,810	76,274
Electronic Arts, Inc.*	717	68,674
Take-Two Interactive Software, Inc.*	270	23,560
		168,508
Food & Staples Retailing - 0.5%
Performance Food Group Co.*	250	9,632
US Foods Holding Corp.*	515	18,149
		27,781
Food Products - 11.6%
Archer-Daniels-Midland Co.	1,330	56,525
B&G Foods, Inc.(b)	156	3,841
Bunge Ltd.	334	17,729
Campbell Soup Co.	457	16,461
Conagra Brands, Inc.	1,152	26,922
Darling Ingredients, Inc.*	391	8,594
Flowers Foods, Inc.	435	8,905
General Mills, Inc.	1,415	66,689
Hain Celestial Group, Inc. (The)*	213	4,190
Hershey Co. (The)	333	36,856
Hormel Foods Corp.	647	28,054
Ingredion, Inc.	168	15,532
JM Smucker Co. (The)	270	28,596
Kellogg Co.	601	33,812
Kraft Heinz Co. (The)	1,475	48,955
Lamb Weston Holdings, Inc.	347	24,051
Lancaster Colony Corp.	46	7,211
McCormick & Co., Inc. (Non-Voting)	289	39,298
Mondelez International, Inc., Class A	3,448	162,608
Pilgrim’s Pride Corp.*	124	2,439
Post Holdings, Inc.*	158	16,097
Seaboard Corp.	1	3,899
TreeHouse Foods, Inc.*	133	8,057
Tyson Foods, Inc., Class A	700	43,162
		708,483
Household Durables - 3.3%
DR Horton, Inc.	813	31,617
Helen of Troy Ltd.*	63	7,063
Leggett & Platt, Inc.	309	14,035
Lennar Corp., Class A	694	33,298
Lennar Corp., Class B	38	1,462
Mohawk Industries, Inc.*	150	20,418
Newell Brands, Inc.	1,018	16,522
NVR, Inc.*	8	20,960
PulteGroup, Inc.	612	16,524
Tempur Sealy International, Inc.*	108	6,287
Toll Brothers, Inc.	322	11,463
Tupperware Brands Corp.	115	3,463
Whirlpool Corp.	151	21,368
		204,480
Household Products - 14.9%
Church & Dwight Co., Inc.	584	38,427
Clorox Co. (The)	302	47,725
Colgate-Palmolive Co.	2,057	135,495
Energizer Holdings, Inc.	141	6,469
Kimberly-Clark Corp.	822	96,034
Procter & Gamble Co. (The)	5,909	582,332
Spectrum Brands Holdings, Inc.	108	5,851
		912,333
Leisure Products - 0.9%
Brunswick Corp.	206	10,864
Hasbro, Inc.	275	23,347
Mattel, Inc.*(b)	818	11,796
Polaris Industries, Inc.	138	11,762
		57,769
Machinery - 1.0%
Stanley Black & Decker, Inc.	358	47,410
WABCO Holdings, Inc.*	123	16,916
		64,326
Personal Products - 2.0%
Coty, Inc., Class A*	1,069	11,759
Edgewell Personal Care Co.*	129	5,722
Estee Lauder Cos., Inc. (The), Class A	522	81,923
Herbalife Nutrition Ltd.*	248	13,913

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Nu Skin Enterprises, Inc., Class A	132	7,934
		121,251
Textiles, Apparel & Luxury Goods - 8.6%
Capri Holdings Ltd.*	356	16,234
Carter’s, Inc.	108	10,524
Columbia Sportswear Co.	71	7,309
Deckers Outdoor Corp.*	69	10,209
Hanesbrands, Inc.	855	15,894
Lululemon Athletica, Inc.*	250	37,605
NIKE, Inc., Class B	3,019	258,819
PVH Corp.	180	20,671
Ralph Lauren Corp.	129	16,147
Skechers U.S.A., Inc., Class A*	318	10,694
Steven Madden Ltd.	189	6,235
Tapestry, Inc.	687	24,004
Under Armour, Inc., Class A*	445	10,035
Under Armour, Inc., Class C*	456	9,156
VF Corp.	772	67,442
Wolverine World Wide, Inc.	225	8,046
		529,024
Tobacco - 9.0%
Altria Group, Inc.	4,456	233,539
Philip Morris International, Inc.	3,688	320,635
		554,174
TOTAL COMMON STOCKS (Cost $5,874,211)		4,909,326

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $4,110)	4,110	4,110

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 8.5%

REPURCHASE AGREEMENTS(d) - 8.5%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $518,934 (Cost $518,897)	518,897	518,897

Total Investments - 88.6% (Cost $6,397,218)		5,432,333
Other Assets Less Liabilities - 11.4%		698,303
Net Assets - 100.0%		6,130,636

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,372,571.

(b)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $10,759, collateralized in the form of cash with a value of $4,110 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $7,310 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 2.88%, and maturity dates ranging from May 16, 2019 – August 15, 2046; a total value of $11,420.

(c)          The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $4,110.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
28,848	11/13/2020	Bank of America NA	2.76%	Dow Jones U.S. Consumer GoodsSM Index	237
477,873	11/13/2019	Bank of America NA	2.51%	iShares® U.S. Consumer Goods ETF	(57,097)
149,438	11/13/2019	Citibank NA	2.71%	Dow Jones U.S. Consumer GoodsSM Index	(99,978)
73,373	11/13/2019	Credit Suisse International	3.11%	Dow Jones U.S. Consumer GoodsSM Index	(1,077)
192,712	1/13/2020	Deutsche Bank AG	2.96%	Dow Jones U.S. Consumer GoodsSM Index	(6,030)
633,376	11/6/2019	Goldman Sachs International	2.91%	Dow Jones U.S. Consumer GoodsSM Index	(12,061)
145,111	1/13/2020	Morgan Stanley & Co. International plc	3.01%	Dow Jones U.S. Consumer GoodsSM Index	(3,640)
861,111	11/13/2019	Morgan Stanley & Co. International plc	2.61%	iShares® U.S. Consumer Goods ETF	(12,440)
552,671	11/13/2019	Societe Generale	2.91%	Dow Jones U.S. Consumer GoodsSM Index	(279,224)
4,225,693	11/6/2019	UBS AG	2.86%	Dow Jones U.S. Consumer GoodsSM Index	59,381
7,340,206					(411,929)
				Total Unrealized Appreciation	59,618
				Total Unrealized Depreciation	(471,547)

(1)   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 75.5%

Airlines - 2.4%
Alaska Air Group, Inc.	563	34,737
Allegiant Travel Co.	58	7,662
American Airlines Group, Inc.	1,867	66,521
Delta Air Lines, Inc.	2,843	140,956
JetBlue Airways Corp.*	1,387	23,163
Southwest Airlines Co.	2,307	129,284
Spirit Airlines, Inc.*	311	17,494
United Continental Holdings, Inc.*	1,044	91,674
		511,491
Commercial Services & Supplies - 0.5%
Copart, Inc.*	938	55,032
KAR Auction Services, Inc.	613	28,903
Rollins, Inc.	669	26,533
		110,468
Distributors - 0.2%
LKQ Corp.*	1,450	40,165

Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc.*	268	12,918
Bright Horizons Family Solutions, Inc.*	267	33,108
frontdoor, Inc.*	308	9,856
Graham Holdings Co., Class B	20	13,674
Grand Canyon Education, Inc.*	219	25,334
H&R Block, Inc.	936	22,604
Service Corp. International	824	34,064
ServiceMaster Global Holdings, Inc.*	618	27,909
Sotheby’s*	159	6,975
Weight Watchers International, Inc.*	176	3,561
		190,003
Entertainment - 9.4%
Cinemark Holdings, Inc.	484	18,213
Liberty Media Corp.-Liberty Formula One, Class A*	117	3,597
Liberty Media Corp.-Liberty Formula One, Class C*	924	28,755
Lions Gate Entertainment Corp., Class A	249	3,847
Lions Gate Entertainment Corp., Class B	481	7,066
Live Nation Entertainment, Inc.*	630	35,633
Madison Square Garden Co. (The), Class A*	78	22,475
Netflix, Inc.*	1,989	712,261
Twenty-First Century Fox, Inc., Class A	4,816	242,871
Twenty-First Century Fox, Inc., Class B	2,220	111,355
Viacom, Inc., Class A(b)	40	1,366
Viacom, Inc., Class B	1,610	47,044
Walt Disney Co. (The)	6,784	765,506
		1,999,989
Food & Staples Retailing - 7.7%
Casey’s General Stores, Inc.	166	22,367
Costco Wholesale Corp.	1,997	436,824
Kroger Co. (The)	3,635	106,614
Rite Aid Corp.*(b)	4,860	3,596
Sprouts Farmers Market, Inc.*	580	13,526
Sysco Corp.	2,180	147,259
Walgreens Boots Alliance, Inc.	3,664	260,840
Walmart, Inc.	6,488	642,247
		1,633,273
Health Care Providers & Services - 0.6%
AmerisourceBergen Corp.	716	59,643
Cardinal Health, Inc.	1,358	73,793
		133,436
Hotels, Restaurants & Leisure - 11.8%
Aramark	1,124	34,057
Bloomin’ Brands, Inc.	417	8,624
Boyd Gaming Corp.	367	10,922
Brinker International, Inc.	175	8,010
Caesars Entertainment Corp.*	2,654	22,877
Carnival Corp.	1,825	105,412
Cheesecake Factory, Inc. (The)	190	8,987
Chipotle Mexican Grill, Inc.*	112	68,043
Choice Hotels International, Inc.	156	12,455
Churchill Downs, Inc.	162	15,196
Cracker Barrel Old Country Store, Inc.(b)	109	17,657
Darden Restaurants, Inc.	566	63,454
Domino’s Pizza, Inc.	189	47,428
Dunkin’ Brands Group, Inc.	376	26,865
Extended Stay America, Inc.	857	15,632
Hilton Grand Vacations, Inc.*	441	14,019
Hilton Worldwide Holdings, Inc.	1,352	112,351
Hyatt Hotels Corp., Class A	195	14,190
Jack in the Box, Inc.	118	9,504
Las Vegas Sands Corp.	1,679	103,141
Marriott International, Inc., Class A	1,290	161,598
Marriott Vacations Worldwide Corp.	186	18,105
McDonald’s Corp.	3,513	645,830
MGM Resorts International	2,281	61,017
Norwegian Cruise Line Holdings Ltd.*	1,001	55,586
Planet Fitness, Inc., Class A*	403	23,688
Royal Caribbean Cruises Ltd.	781	92,533
Scientific Games Corp.*	250	7,265
Six Flags Entertainment Corp.	327	18,217
Starbucks Corp.	5,654	397,250
Texas Roadhouse, Inc.	303	19,183
Vail Resorts, Inc.	184	38,344
Wendy’s Co. (The)	851	14,748
Wyndham Destinations, Inc.	444	19,993
Wyndham Hotels & Resorts, Inc.	452	23,762
Wynn Resorts Ltd.	446	56,437
Yum! Brands, Inc.	1,423	134,473
		2,506,853
Interactive Media & Services - 0.2%
TripAdvisor, Inc.*	467	24,831
Yelp, Inc.*	347	12,929
		37,760
Internet & Direct Marketing Retail - 16.9%
Amazon.com, Inc.*	1,873	3,071,402
Booking Holdings, Inc.*	211	358,076
Expedia Group, Inc.	539	66,464
Groupon, Inc.*	1,871	6,118
Liberty Expedia Holdings, Inc., Class A*	248	10,986
Qurate Retail, Inc.*	1,913	34,453

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Shutterfly, Inc.*	152	6,811
Wayfair, Inc., Class A*	282	46,722
		3,601,032
IT Services - 0.1%
LiveRamp Holdings, Inc.*	309	16,609

Media - 8.7%
Altice USA, Inc., Class A	548	11,952
AMC Networks, Inc., Class A*	204	13,405
Cable One, Inc.	23	21,827
CBS Corp. (Non-Voting), Class B	1,535	77,072
Charter Communications, Inc., Class A*	803	276,963
Comcast Corp., Class A	20,695	800,276
Discovery, Inc., Class A*	714	20,635
Discovery, Inc., Class C*	1,640	44,690
DISH Network Corp., Class A*	1,044	33,940
GCI Liberty, Inc., Class A*	448	23,986
Interpublic Group of Cos., Inc. (The)	1,750	40,302
John Wiley & Sons, Inc., Class A	205	10,637
Liberty Broadband Corp., Class A*	120	10,718
Liberty Broadband Corp., Class C*	695	62,202
Liberty Global plc, Class A*	930	24,506
Liberty Global plc, Class C*	2,713	68,883
Liberty Latin America Ltd., Class A*	195	3,826
Liberty Latin America Ltd., Class C*	545	10,568
Liberty Media Corp.-Liberty SiriusXM, Class A*	378	15,460
Liberty Media Corp.-Liberty SiriusXM, Class C*	725	29,877
Meredith Corp.	182	10,423
New York Times Co. (The), Class A	643	21,123
News Corp., Class A	1,753	22,824
News Corp., Class B	563	7,494
Nexstar Media Group, Inc., Class A	208	20,328
Omnicom Group, Inc.	1,021	77,290
Sinclair Broadcast Group, Inc., Class A	327	11,805
Sirius XM Holdings, Inc.	7,698	45,649
TEGNA, Inc.	979	12,893
Tribune Media Co., Class A	367	16,966
		1,848,520
Multiline Retail - 2.7%
Big Lots, Inc.	183	5,770
Dillard’s, Inc., Class A(b)	85	6,676
Dollar General Corp.	1,199	142,034
Dollar Tree, Inc.*	1,085	104,518
Kohl’s Corp.	753	50,850
Macy’s, Inc.	1,400	34,706
Nordstrom, Inc.	518	24,491
Ollie’s Bargain Outlet Holdings, Inc.*	234	20,643
Target Corp.	2,378	172,738
		562,426
Professional Services - 0.4%
IHS Markit Ltd.*	1,634	86,880

Road & Rail - 0.1%
AMERCO	35	13,460
Avis Budget Group, Inc.*	295	10,567
		24,027
Specialty Retail - 12.8%
Aaron’s, Inc.	313	16,993
Advance Auto Parts, Inc.	333	53,873
American Eagle Outfitters, Inc.	767	15,647
AutoNation, Inc.*	262	9,238
AutoZone, Inc.*	116	108,920
Bed Bath & Beyond, Inc.	628	10,506
Best Buy Co., Inc.	1,068	73,521
Burlington Stores, Inc.*	308	52,280
CarMax, Inc.*	796	49,432
Dick’s Sporting Goods, Inc.	335	13,085
Five Below, Inc.*	254	30,569
Floor & Decor Holdings, Inc., Class A*	262	9,741
Foot Locker, Inc.	523	31,129
Gap, Inc. (The)	973	24,714
Home Depot, Inc. (The)	5,147	952,915
L Brands, Inc.	1,040	27,186
Lithia Motors, Inc., Class A	103	9,298
Lowe’s Cos., Inc.	3,659	384,524
Michaels Cos., Inc. (The)*	408	5,769
Murphy USA, Inc.*	136	10,577
National Vision Holdings, Inc.*	287	9,643
O’Reilly Automotive, Inc.*	365	135,765
Penske Automotive Group, Inc.	166	7,377
Ross Stores, Inc.	1,702	161,401
Sally Beauty Holdings, Inc.*	546	9,866
Signet Jewelers Ltd.	235	6,606
Tiffany & Co.	495	47,045
TJX Cos., Inc. (The)	5,640	289,276
Tractor Supply Co.	557	53,110
Ulta Beauty, Inc.*	257	80,310
Urban Outfitters, Inc.*	342	10,551
Williams-Sonoma, Inc.	364	21,170
		2,722,037
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc.*	310	11,244

TOTAL COMMON STOCKS (Cost $17,855,802)		16,036,213

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $7,310)	7,310	7,310

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 10.8%

REPURCHASE AGREEMENTS(e) - 10.8%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $2,297,438 (Cost $2,297,279)	2,297,279	2,297,279

Total Investments - 86.3% (Cost $20,160,391)		18,340,802
Other Assets Less Liabilities - 13.7%		2,916,886
Net Assets - 100.0%		21,257,688

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,124,839.

(b)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $6,997, collateralized in the form of cash with a value of $7,443 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)          The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $7,310.

(d)         Represents less than 0.05% of net assets.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
742,724	11/13/2019	Bank of America NA	2.51%	iShares® U.S. Consumer Services ETF	703,669
4,590,701	11/6/2019	Bank of America NA	2.81%	Dow Jones U.S. Consumer ServicesSM Index	103,540
1,548,120	11/13/2020	Citibank NA	2.71%	Dow Jones U.S. Consumer ServicesSM Index	57,507
305,977	11/13/2020	Credit Suisse International	3.11%	Dow Jones U.S. Consumer ServicesSM Index	11,068
873,582	11/6/2019	Deutsche Bank AG	2.91%	Dow Jones U.S. Consumer ServicesSM Index	140,554
578,550	11/6/2019	Goldman Sachs International	2.91%	Dow Jones U.S. Consumer ServicesSM Index	(304,051)
4,969,682	11/6/2019	Goldman Sachs International	2.44%	iShares® U.S. Consumer Services ETF	141,826
210,068	12/6/2019	Morgan Stanley & Co. International plc	2.61%	iShares® U.S. Consumer Services ETF	(300,519)
1,992,638	1/6/2020	Morgan Stanley & Co. International plc	3.11%	Dow Jones U.S. Consumer ServicesSM Index	79,462
3,014,815	11/6/2019	Societe Generale	2.91%	Dow Jones U.S. Consumer ServicesSM Index	99,065
7,644,662	11/6/2019	UBS AG	2.86%	Dow Jones U.S. Consumer ServicesSM Index	144,165
26,471,519					876,286
				Total Unrealized Appreciation	1,480,856
				Total Unrealized Depreciation	(604,570)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 78.0%

Aerospace & Defense - 11.5%
Boeing Co. (The)	79,707	35,067,892
United Technologies Corp.	79,706	10,016,653
		45,084,545
Banks - 2.1%
JPMorgan Chase & Co.	79,706	8,318,118

Beverages - 0.9%
Coca-Cola Co. (The)	79,704	3,613,779

Capital Markets - 4.0%
Goldman Sachs Group, Inc. (The)	79,707	15,678,367

Chemicals - 1.1%
DowDuPont, Inc.	79,704	4,242,644

Communications Equipment - 1.1%
Cisco Systems, Inc.	79,704	4,126,276

Consumer Finance - 2.2%
American Express Co.	79,706	8,587,524

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	79,704	4,536,752

Entertainment - 2.3%
Walt Disney Co. (The)	79,706	8,994,025

Food & Staples Retailing - 3.5%
Walgreens Boots Alliance, Inc.	79,704	5,674,128
Walmart, Inc.	79,706	7,890,097
		13,564,225
Health Care Providers & Services - 4.9%
UnitedHealth Group, Inc.	79,707	19,306,630

Hotels, Restaurants & Leisure - 3.8%
McDonald’s Corp.	79,707	14,653,335

Household Products - 2.0%
Procter & Gamble Co. (The)	79,706	7,855,026

Industrial Conglomerates - 4.2%
3M Co.	79,707	16,530,435

Insurance - 2.7%
Travelers Cos., Inc. (The)	79,706	10,593,724

IT Services - 5.8%
International Business Machines Corp.	79,707	11,009,928
Visa, Inc., Class A	79,707	11,806,201
		22,816,129
Machinery - 2.8%
Caterpillar, Inc.	79,706	10,946,822

Oil, Gas & Consumable Fuels - 4.1%
Chevron Corp.	79,706	9,531,244
Exxon Mobil Corp.	79,704	6,299,007
		15,830,251
Pharmaceuticals - 5.3%
Johnson & Johnson	79,707	10,891,164
Merck & Co., Inc.	79,704	6,479,138
Pfizer, Inc.	79,705	3,455,212
		20,825,514
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	79,704	4,221,124

Software - 2.3%
Microsoft Corp.	79,706	8,929,463

Specialty Retail - 3.8%
Home Depot, Inc. (The)	79,707	14,756,954

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	79,707	13,801,267

Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc., Class B	79,704	6,833,024

TOTAL COMMON STOCKS (Cost $294,739,862)		304,645,953

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 11.4%

REPURCHASE AGREEMENTS(b) - 11.4%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $44,629,297 (Cost $44,626,202)	44,626,202	44,626,202

Total Investments - 89.4% (Cost $339,366,064)		349,272,155
Other Assets Less Liabilities - 10.6%		41,260,781
Net Assets - 100.0%		390,532,936

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,407,799.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	515	3/15/2019	USD	$66,731,125	$5,455,439

Swap Agreements

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
14,909,216	11/6/2019	Bank of America NA	2.84%	Dow Jones Industrial AverageSM	3,752,673
22,572,836	11/6/2019	BNP Paribas SA	3.06%	Dow Jones Industrial AverageSM	(26,774,068)
125,028,399	11/6/2020	Citibank NA	2.93%	Dow Jones Industrial AverageSM	(2,995,604)
8,841,114	11/6/2019	Credit Suisse International	3.11%	Dow Jones Industrial AverageSM	4,992,271
9,580,776	1/6/2020	Deutsche Bank AG	2.86%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(11,075,668)
25,017,492	11/6/2019	Deutsche Bank AG	3.06%	Dow Jones Industrial AverageSM	8,382,671
18,386,650	11/6/2020	Goldman Sachs International	2.91%	Dow Jones Industrial AverageSM	(2,353,985)
71,675,676	11/6/2020	Goldman Sachs International	2.76%	SPDR® Dow Jones Industrial AverageSM ETF Trust	2,749,211
50,893,556	11/6/2019	Morgan Stanley & Co. International plc	2.89%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(1,513,985)
52,022,301	11/6/2019	Societe Generale	3.16%	Dow Jones Industrial AverageSM	7,628,187
10,698,824	11/6/2020	UBS AG	3.01%	Dow Jones Industrial AverageSM	30,881
409,626,840					(17,177,416)
				Total Unrealized Appreciation	27,535,894
				Total Unrealized Depreciation	(44,713,310)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 82.1%

Banks - 24.4%
Associated Banc-Corp.	20,539	478,148
BancorpSouth Bank	11,237	366,214
Bank of America Corp.	1,130,625	32,878,575
Bank of Hawaii Corp.	5,171	425,211
Bank OZK	14,976	491,213
BankUnited, Inc.	12,769	465,941
BB&T Corp.	95,477	4,866,463
BOK Financial Corp.	3,959	358,052
Cathay General Bancorp	9,544	370,689
Chemical Financial Corp.	8,853	405,733
CIT Group, Inc.	13,083	666,840
Citigroup, Inc.	302,569	19,358,365
Citizens Financial Group, Inc.	57,973	2,141,523
Comerica, Inc.	20,034	1,745,162
Commerce Bancshares, Inc.	12,299	773,976
Cullen/Frost Bankers, Inc.	7,924	821,560
East West Bancorp, Inc.	17,960	980,796
Fifth Third Bancorp	81,227	2,240,241
First Citizens BancShares, Inc., Class A	1,109	484,167
First Financial Bankshares, Inc.(b)	8,389	544,027
First Hawaiian, Inc.	11,195	301,817
First Horizon National Corp.	40,134	627,294
First Republic Bank	20,290	2,130,044
FNB Corp.	40,179	491,791
Fulton Financial Corp.	21,816	374,799
Glacier Bancorp, Inc.	10,470	458,795
Hancock Whitney Corp.	10,551	460,868
Home BancShares, Inc.	19,713	384,009
Huntington Bancshares, Inc.	131,518	1,895,174
IBERIABANK Corp.	6,883	538,457
International Bancshares Corp.	6,802	277,658
Investors Bancorp, Inc.	29,677	373,040
JPMorgan Chase & Co.	412,004	42,996,737
KeyCorp	128,175	2,263,570
M&T Bank Corp.	17,387	3,008,994
MB Financial, Inc.	10,439	472,574
PacWest Bancorp	15,087	618,869
People’s United Financial, Inc.	46,764	830,529
Pinnacle Financial Partners, Inc.	9,071	532,377
PNC Financial Services Group, Inc. (The)	57,168	7,204,311
Popular, Inc.	12,432	700,916
Prosperity Bancshares, Inc.	8,223	612,202
Regions Financial Corp.	128,092	2,100,709
Signature Bank	6,615	898,052
Sterling Bancorp	27,805	565,276
SunTrust Banks, Inc.	55,662	3,610,794
SVB Financial Group*	6,599	1,631,009
Synovus Financial Corp.	20,538	814,948
TCF Financial Corp.	20,668	473,297
Texas Capital Bancshares, Inc.*	6,216	379,362
Trustmark Corp.	8,310	294,839
UMB Financial Corp.	5,561	382,652
Umpqua Holdings Corp.	27,288	496,096
United Bankshares, Inc.	12,784	490,778
US Bancorp	188,214	9,728,782
Valley National Bancorp	41,069	433,689
Webster Financial Corp.	11,426	656,081
Wells Fargo & Co.	524,841	26,184,317
Western Alliance Bancorp*	12,066	558,294
Wintrust Financial Corp.	6,989	514,880
Zions Bancorp NA	23,812	1,216,793
		189,848,369
Capital Markets - 11.6%
Affiliated Managers Group, Inc.	6,525	715,205
Ameriprise Financial, Inc.	17,267	2,272,855
Bank of New York Mellon Corp. (The)	112,705	5,914,758
BGC Partners, Inc., Class A	33,648	206,262
BlackRock, Inc.	15,046	6,668,688
Cboe Global Markets, Inc.	13,901	1,333,245
Charles Schwab Corp. (The)	148,909	6,851,303
CME Group, Inc.	44,326	8,063,343
E*TRADE Financial Corp.	31,498	1,543,087
Eaton Vance Corp.	14,439	604,272
Evercore, Inc., Class A	5,015	461,882
FactSet Research Systems, Inc.	4,713	1,108,356
Federated Investors, Inc., Class B	11,828	351,883
Franklin Resources, Inc.	36,870	1,202,331
Goldman Sachs Group, Inc. (The)	42,859	8,430,365
Interactive Brokers Group, Inc., Class A	9,302	513,749
Intercontinental Exchange, Inc.	70,571	5,444,553
Invesco Ltd.	50,962	986,115
Janus Henderson Group plc	20,682	506,709
Lazard Ltd., Class A	16,076	601,725
Legg Mason, Inc.	10,597	309,962
LPL Financial Holdings, Inc.	10,746	810,356
MarketAxess Holdings, Inc.	4,657	1,135,749
Moody’s Corp.	20,654	3,575,620
Morgan Stanley	161,971	6,799,543
Morningstar, Inc.	2,273	287,671
MSCI, Inc.	10,906	2,014,556
Nasdaq, Inc.	14,219	1,302,034
Northern Trust Corp.	27,430	2,556,476
Raymond James Financial, Inc.	15,978	1,319,463
S&P Global, Inc.	31,086	6,228,702
SEI Investments Co.	16,186	853,812
State Street Corp.	47,022	3,379,471
Stifel Financial Corp.	8,920	485,516
T. Rowe Price Group, Inc.	29,816	2,994,421
TD Ameritrade Holding Corp.	33,445	1,883,957
		89,717,995
Consumer Finance - 3.2%
Ally Financial, Inc.	51,180	1,386,466
American Express Co.	86,790	9,350,754
Capital One Financial Corp.	58,686	4,904,976
Credit Acceptance Corp.*	1,531	673,426
Discover Financial Services	41,622	2,980,551
FirstCash, Inc.	5,433	476,257
Green Dot Corp., Class A*	5,875	379,231
Navient Corp.	28,444	347,586
OneMain Holdings, Inc.	9,252	305,316
PRA Group, Inc.*	5,614	180,715
Santander Consumer USA Holdings, Inc.	14,245	292,592
SLM Corp.*	53,976	596,435
Synchrony Financial	81,923	2,671,509
		24,545,814
Diversified Financial Services - 6.4%
AXA Equitable Holdings, Inc.	16,624	317,851
Berkshire Hathaway, Inc., Class B*	241,025	48,518,332

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Voya Financial, Inc.	19,266	974,282
		49,810,465
Equity Real Estate Investment Trusts (REITs) - 15.8%
Acadia Realty Trust	10,106	287,920
Alexandria Real Estate Equities, Inc.	13,322	1,810,327
American Campus Communities, Inc.	16,979	765,074
American Homes 4 Rent, Class A	31,895	696,587
American Tower Corp.	54,575	9,613,386
Apartment Investment & Management Co., Class A	18,695	914,746
Apple Hospitality REIT, Inc.	26,645	439,110
AvalonBay Communities, Inc.	17,125	3,333,039
Boston Properties, Inc.	19,136	2,539,156
Brandywine Realty Trust	22,128	347,852
Brixmor Property Group, Inc.	37,143	648,517
Camden Property Trust	11,539	1,131,860
Colony Capital, Inc.	60,745	337,742
Columbia Property Trust, Inc.	14,617	316,166
CoreCivic, Inc.	14,703	311,410
CoreSite Realty Corp.	4,544	464,624
Corporate Office Properties Trust	13,486	350,501
Cousins Properties, Inc.	52,084	495,840
Crown Castle International Corp.	51,399	6,103,631
CubeSmart	23,082	707,232
CyrusOne, Inc.	13,113	653,552
DiamondRock Hospitality Co.	25,759	275,364
Digital Realty Trust, Inc.	25,557	2,891,008
Douglas Emmett, Inc.	20,002	772,077
Duke Realty Corp.	44,394	1,312,731
EastGroup Properties, Inc.	4,468	472,089
EPR Properties	9,211	676,824
Equinix, Inc.	9,959	4,217,636
Equity Commonwealth	15,051	491,415
Equity LifeStyle Properties, Inc.	11,117	1,207,751
Equity Residential	45,648	3,363,801
Essex Property Trust, Inc.	8,187	2,291,050
Extra Space Storage, Inc.	15,676	1,503,955
Federal Realty Investment Trust	9,153	1,222,749
First Industrial Realty Trust, Inc.	15,650	524,588
Gaming and Leisure Properties, Inc.	24,932	907,026
GEO Group, Inc. (The)	15,091	342,868
HCP, Inc.	59,158	1,820,292
Healthcare Realty Trust, Inc.	15,516	491,081
Healthcare Trust of America, Inc., Class A	25,639	730,455
Highwoods Properties, Inc.	12,822	593,787
Hospitality Properties Trust	20,375	551,551
Host Hotels & Resorts, Inc.	91,938	1,802,904
Hudson Pacific Properties, Inc.	19,416	645,000
Invitation Homes, Inc.	36,761	845,503
Iron Mountain, Inc.	35,461	1,256,029
JBG SMITH Properties	13,483	543,230
Kilroy Realty Corp.	12,481	919,975
Kimco Realty Corp.	52,206	918,304
Lamar Advertising Co., Class A	10,541	817,665
Lexington Realty Trust	26,052	242,023
Liberty Property Trust	18,313	866,754
Life Storage, Inc.	5,773	563,445
Macerich Co. (The)	13,107	571,465
Mack-Cali Realty Corp.	11,189	235,081
Medical Properties Trust, Inc.	45,217	824,306
Mid-America Apartment Communities, Inc.	14,105	1,460,996
National Health Investors, Inc.	5,231	408,175
National Retail Properties, Inc.	19,719	1,027,360
Omega Healthcare Investors, Inc.	24,867	892,725
Outfront Media, Inc.	17,278	387,718
Paramount Group, Inc.	25,279	363,006
Park Hotels & Resorts, Inc.	24,928	778,751
Pebblebrook Hotel Trust	15,861	507,711
Physicians Realty Trust	22,590	408,201
Piedmont Office Realty Trust, Inc., Class A	15,905	325,575
PotlatchDeltic Corp.	7,595	273,344
Prologis, Inc.	77,997	5,464,470
Public Storage	18,577	3,928,850
Rayonier, Inc.	16,041	472,728
Realty Income Corp.	36,563	2,528,697
Regency Centers Corp.	20,995	1,369,924
Retail Properties of America, Inc., Class A	26,693	332,595
RLJ Lodging Trust	21,706	403,080
Ryman Hospitality Properties, Inc.	6,361	515,177
Sabra Health Care REIT, Inc.	22,088	400,235
SBA Communications Corp.*	14,040	2,535,062
Senior Housing Properties Trust	29,454	381,429
Simon Property Group, Inc.	38,321	6,942,232
SITE Centers Corp.	18,076	241,315
SL Green Realty Corp.	10,564	958,366
Spirit Realty Capital, Inc.	10,619	410,318
STORE Capital Corp.	23,470	762,071
Sun Communities, Inc.	10,700	1,215,199
Sunstone Hotel Investors, Inc.	28,280	425,614
Tanger Factory Outlet Centers, Inc.	11,635	251,200
Taubman Centers, Inc.	7,567	403,926
UDR, Inc.	34,137	1,516,366
Uniti Group, Inc.	22,174	213,757
Urban Edge Properties	14,163	275,045
Ventas, Inc.	44,163	2,771,228
VEREIT, Inc.	119,867	955,340
VICI Properties, Inc.	44,628	951,023
Vornado Realty Trust	21,452	1,443,934
Washington REIT	9,891	262,013
Weingarten Realty Investors	14,786	425,985
Welltower, Inc.	46,548	3,458,982
Weyerhaeuser Co.	92,820	2,310,290
WP Carey, Inc.	19,953	1,473,928
Xenia Hotels & Resorts, Inc.	13,944	272,326
		123,086,321
Insurance - 11.3%
Aflac, Inc.	94,318	4,634,787
Alleghany Corp.	1,839	1,182,403
Allstate Corp. (The)	42,677	4,027,855
American Financial Group, Inc.	8,735	870,530
American International Group, Inc.	109,603	4,734,850
Aon plc	29,840	5,118,455
Arch Capital Group Ltd.*	50,144	1,638,205
Arthur J Gallagher & Co.	22,752	1,826,531
Assurant, Inc.	6,457	665,006
Assured Guaranty Ltd.	13,092	546,722
Athene Holding Ltd., Class A*	15,728	700,682
Axis Capital Holdings Ltd.	10,355	590,960
Brighthouse Financial, Inc.*	14,695	568,990
Brown & Brown, Inc.	29,059	860,728
Chubb Ltd.	57,092	7,644,619

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Cincinnati Financial Corp.	18,751	1,627,962
CNA Financial Corp.	3,361	145,262
CNO Financial Group, Inc.	20,401	347,429
Enstar Group Ltd.*	1,869	333,430
Erie Indemnity Co., Class A	2,460	438,421
Everest Re Group Ltd.	5,037	1,138,916
Fidelity National Financial, Inc.	34,099	1,196,534
First American Financial Corp.	13,851	703,492
Genworth Financial, Inc., Class A*	62,040	240,095
Hanover Insurance Group, Inc. (The)	5,244	622,515
Hartford Financial Services Group, Inc. (The)	44,444	2,193,756
Kemper Corp.	7,541	626,657
Lincoln National Corp.	26,463	1,654,467
Loews Corp.	34,256	1,631,271
Markel Corp.*	1,721	1,729,399
Marsh & McLennan Cos., Inc.	62,408	5,805,192
Mercury General Corp.	3,358	177,873
MetLife, Inc.	122,264	5,525,110
Old Republic International Corp.	35,245	735,211
Primerica, Inc.	5,321	665,338
Principal Financial Group, Inc.	32,613	1,716,748
ProAssurance Corp.	6,647	269,868
Progressive Corp. (The)	72,242	5,266,442
Prudential Financial, Inc.	51,170	4,904,645
Reinsurance Group of America, Inc.	7,777	1,123,699
RenaissanceRe Holdings Ltd.	4,989	733,632
RLI Corp.	4,850	342,022
Torchmark Corp.	12,713	1,049,585
Travelers Cos., Inc. (The)	32,818	4,361,840
Unum Group	27,102	1,012,531
White Mountains Insurance Group Ltd.	396	371,998
Willis Towers Watson plc	16,098	2,769,178
WR Berkley Corp.	11,955	1,000,155
		88,071,996
IT Services - 7.4%
Mastercard, Inc., Class A	112,575	25,303,483
Visa, Inc., Class A	217,715	32,247,946
		57,551,429
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AGNC Investment Corp.	65,407	1,154,433
Annaly Capital Management, Inc.	172,061	1,742,978
Blackstone Mortgage Trust, Inc., Class A	14,987	516,752
Chimera Investment Corp.	23,170	428,413
Invesco Mortgage Capital, Inc.	15,568	247,843
MFA Financial, Inc.	55,696	404,910
New Residential Investment Corp.	45,265	748,683
Starwood Property Trust, Inc.	34,115	765,199
Two Harbors Investment Corp.	30,734	426,281
		6,435,492
Professional Services - 0.3%
CoStar Group, Inc.*	4,513	2,064,833

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A*	39,278	1,954,473
Howard Hughes Corp. (The)*	4,851	540,304
Jones Lang LaSalle, Inc.	5,647	932,433
Realogy Holdings Corp.(b)	14,637	199,063
		3,626,273
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	17,497	233,935
Essent Group Ltd.*	12,156	524,410
MGIC Investment Corp.*	44,800	581,504
New York Community Bancorp, Inc.	60,750	759,982
Radian Group, Inc.	26,431	538,135
TFS Financial Corp.	6,596	112,989
Washington Federal, Inc.	10,098	309,807
		3,060,762
TOTAL COMMON STOCKS (Cost $502,982,258)		637,819,749

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $568,642)	568,642	568,642

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 6.1%

REPURCHASE AGREEMENTS(d) - 6.1%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $47,058,744 (Cost $47,055,480)	47,055,480	47,055,480

Total Investments - 88.3% (Cost $550,606,380)		685,443,871
Other Assets Less Liabilities - 11.7%		90,947,212
Net Assets - 100.0%		776,391,083

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $92,697,808.

(b)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $562,139, collateralized in the form of cash with a value of $578,189 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)          The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $568,642.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
47,774,092	11/6/2020	Bank of America NA	3.06%	Dow Jones U.S. FinancialsSM Index(3)	580,647
77,484,314	11/6/2019	Bank of America NA	3.01%	iShares® U.S. Financials ETF	4,205,081
74,870,745	11/6/2019	Citibank NA	3.11%	Dow Jones U.S. FinancialsSM Index(3)	(82,162)
2,997,961	1/13/2020	Credit Suisse International	3.11%	Dow Jones U.S. FinancialsSM Index(3)	(11,305,046)
179,680,958	11/13/2019	Deutsche Bank AG	3.06%	Dow Jones U.S. FinancialsSM Index(3)	7,016,826
70,807,052	11/6/2019	Goldman Sachs International	2.91%	iShares® U.S. Financials ETF	2,957,269
127,009,978	11/13/2019	Goldman Sachs International	2.91%	Dow Jones U.S. FinancialsSM Index(3)	6,865,077
5,765,071	11/13/2019	Morgan Stanley & Co. International plc	3.11%	Dow Jones U.S. FinancialsSM Index(3)	164,355
32,185,412	1/6/2020	Morgan Stanley & Co. International plc	2.71%	iShares® U.S. Financials ETF	(6,074,530)
138,026,274	11/6/2019	Societe Generale	3.26%	Dow Jones U.S. FinancialsSM Index(3)	12,145,280
159,846,456	11/6/2019	UBS AG	3.06%	Dow Jones U.S. FinancialsSM Index(3)	21,353,052
916,448,313					37,825,849
				Total Unrealized Appreciation	55,287,587
				Total Unrealized Depreciation	(17,461,738)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE China 50

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 67.0%

REPURCHASE AGREEMENTS(a) - 67.0%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $19,897,135 (Cost $19,895,755)	19,895,755	19,895,755

Total Investments - 67.0% (Cost $19,895,755)		19,895,755
Other Assets Less Liabilities - 33.0%		9,812,202
Net Assets - 100.0%		29,707,957

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,637,343	11/6/2020	Bank of America NA	2.71%	iShares® China Large-Cap ETF	38,840
2,269,115	11/6/2019	Citibank NA	1.66%	iShares® China Large-Cap ETF	(27,851)
6,505,801	11/6/2019	Credit Suisse International	2.26%	iShares® China Large-Cap ETF	(925,843)
7,082,430	11/6/2020	Deutsche Bank AG	2.71%	iShares® China Large-Cap ETF	206,927
1,362,096	11/6/2020	Goldman Sachs International	0.91%	iShares® China Large-Cap ETF	139,676
92,979	11/6/2019	Morgan Stanley & Co. International plc	2.36%	iShares® China Large-Cap ETF	(2,158,300)
35,122,127	11/6/2019	Societe Generale	2.01%	iShares® China Large-Cap ETF	3,380,178
5,509,070	11/6/2019	UBS AG	1.51%	iShares® China Large-Cap ETF	1,006,710
59,580,961					1,660,337
				Total Unrealized Appreciation	4,772,331
				Total Unrealized Depreciation	(3,111,994)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra FTSE Europe

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 69.9%

REPURCHASE AGREEMENTS(a) - 69.9%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $3,975,098 (Cost $3,974,823)	3,974,823	3,974,823

Total Investments - 69.9% (Cost $3,974,823)		3,974,823
Other Assets Less Liabilities - 30.1%		1,715,460
Net Assets - 100.0%		5,690,283

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
2,466,521	11/6/2019	Bank of America NA	2.81%	Vanguard® FTSE Europe ETF Shares	(560,828)
644,188	11/6/2019	Citibank NA	2.61%	Vanguard® FTSE Europe ETF Shares	(363,509)
743,882	11/6/2019	Credit Suisse International	2.31%	Vanguard® FTSE Europe ETF Shares	(207,187)
674,948	11/6/2019	Goldman Sachs International	2.21%	Vanguard® FTSE Europe ETF Shares	(216,914)
885,840	11/6/2019	Morgan Stanley & Co. International plc	2.76%	Vanguard® FTSE Europe ETF Shares	44,429
4,486,216	11/6/2019	Societe Generale	2.51%	Vanguard® FTSE Europe ETF Shares	256,309
1,471,683	11/6/2019	UBS AG	2.51%	Vanguard® FTSE Europe ETF Shares	42,265
11,373,278					(1,005,435)
				Total Unrealized Appreciation	343,003
				Total Unrealized Depreciation	(1,348,438)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Gold Miners

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 62.1%

VanEck Vectors Gold Miners ETF (Cost $7,604,683)	338,038	7,517,965

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 9.5%

REPURCHASE AGREEMENTS(a) - 9.5%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $1,149,622 (Cost $1,149,542)	1,149,542	1,149,542

Total Investments - 71.6% (Cost $8,754,225)		8,667,507
Other Assets Less Liabilities - 28.4%		3,433,277
Net Assets - 100.0%		12,100,784

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Ultra Gold Miners had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation ($)
4,894,478	11/6/2019	Bank of America NA	2.96%	VanEck Vectors Gold Miners ETF	77,692
4,550,811	11/6/2019	Goldman Sachs International	2.96%	VanEck Vectors Gold Miners ETF	269,794
175,709	12/7/2020	Morgan Stanley & Co. International plc	3.01%	VanEck Vectors Gold Miners ETF	8,728
4,193,750	12/7/2020	Societe Generale	3.01%	VanEck Vectors Gold Miners ETF	215,877
2,906,379	12/7/2020	UBS AG	2.96%	VanEck Vectors Gold Miners ETF	110,257
16,721,127					682,348
				Total Unrealized Appreciation	682,348

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 84.7%

Biotechnology - 16.1%
AbbVie, Inc.	42,675	3,381,567
ACADIA Pharmaceuticals, Inc.*	3,177	84,191
Agios Pharmaceuticals, Inc.*	1,435	93,088
Alexion Pharmaceuticals, Inc.*	6,331	856,774
Alkermes plc*	4,409	146,687
Alnylam Pharmaceuticals, Inc.*	2,680	227,800
Amgen, Inc.	18,094	3,439,308
Biogen, Inc.*	5,715	1,874,577
BioMarin Pharmaceutical, Inc.*	5,053	471,243
Bluebird Bio, Inc.*(b)	1,555	241,367
Celgene Corp.*	19,842	1,649,267
Clovis Oncology, Inc.*(b)	1,498	45,359
Exact Sciences Corp.*	3,490	317,590
Exelixis, Inc.*	8,491	190,114
FibroGen, Inc.*	2,143	123,865
Gilead Sciences, Inc.	36,707	2,386,689
Immunomedics, Inc.*	4,850	76,436
Incyte Corp.*	5,013	432,271
Intercept Pharmaceuticals, Inc.*(b)	622	62,038
Intrexon Corp.*(b)	2,024	16,131
Ionis Pharmaceuticals, Inc.*	3,902	277,003
Ligand Pharmaceuticals, Inc.*(b)	605	75,068
Madrigal Pharmaceuticals, Inc.*(b)	236	30,982
Myriad Genetics, Inc.*	2,123	65,877
Neurocrine Biosciences, Inc.*	2,574	198,842
OPKO Health, Inc.*(b)	10,324	26,326
Portola Pharmaceuticals, Inc.*(b)	1,885	57,888
Regeneron Pharmaceuticals, Inc.*	2,202	948,490
Sage Therapeutics, Inc.*	1,327	211,325
Sarepta Therapeutics, Inc.*	1,880	271,171
Seattle Genetics, Inc.*	3,042	225,960
Ultragenyx Pharmaceutical, Inc.*	1,349	86,525
United Therapeutics Corp.*	1,240	156,600
Vertex Pharmaceuticals, Inc.*	7,251	1,368,626
		20,117,045
Health Care Equipment & Supplies - 20.2%
Abbott Laboratories	49,833	3,868,037
ABIOMED, Inc.*	1,280	428,160
Align Technology, Inc.*	2,065	534,773
Avanos Medical, Inc.*	1,345	63,323
Baxter International, Inc.	14,040	1,049,209
Becton Dickinson and Co.	7,612	1,893,790
Boston Scientific Corp.*	39,266	1,575,352
Cantel Medical Corp.	1,030	75,726
Cooper Cos., Inc. (The)	1,393	398,384
Danaher Corp.	17,502	2,223,104
DENTSPLY SIRONA, Inc.	6,315	263,714
DexCom, Inc.*	2,519	350,972
Edwards Lifesciences Corp.*	5,929	1,003,720
Globus Medical, Inc., Class A*	2,157	105,024
Haemonetics Corp.*	1,464	127,178
Hill-Rom Holdings, Inc.	1,912	202,768
Hologic, Inc.*	7,642	360,320
ICU Medical, Inc.*	473	116,245
IDEXX Laboratories, Inc.*	2,448	516,601
Inogen, Inc.*	501	53,837
Insulet Corp.*	1,678	157,581
Integra LifeSciences Holdings Corp.*	2,004	110,400
Intuitive Surgical, Inc.*	3,240	1,774,256
LivaNova plc*	1,380	128,616
Masimo Corp.*	1,382	181,429
Medtronic plc	38,109	3,448,865
Neogen Corp.*	1,474	91,329
NuVasive, Inc.*	1,461	86,053
Penumbra, Inc.*	879	117,496
ResMed, Inc.	4,045	414,329
STERIS plc	2,398	290,062
Stryker Corp.	8,809	1,660,585
Teleflex, Inc.	1,303	377,662
Varian Medical Systems, Inc.*	2,587	347,589
West Pharmaceutical Services, Inc.	2,100	219,975
Zimmer Biomet Holdings, Inc.	5,790	718,655
		25,335,119
Health Care Providers & Services - 15.6%
Acadia Healthcare Co., Inc.*	2,503	65,804
Anthem, Inc.	7,337	2,206,456
Brookdale Senior Living, Inc.*	5,328	36,017
Centene Corp.*	11,657	709,795
Chemed Corp.	454	149,593
Cigna Corp.	10,798	1,883,603
Covetrus, Inc.*	2,715	97,143
CVS Health Corp.	36,713	2,123,113
DaVita, Inc.*	3,581	203,759
Encompass Health Corp.	2,808	177,297
HCA Healthcare, Inc.	7,617	1,059,068
HealthEquity, Inc.*	1,541	124,020
Henry Schein, Inc.*	4,325	256,472
Humana, Inc.	3,895	1,110,231
Laboratory Corp. of America Holdings*	2,861	424,115
Magellan Health, Inc.*	690	46,996
McKesson Corp.	5,550	705,738
MEDNAX, Inc.*	2,540	83,591
Molina Healthcare, Inc.*	1,771	238,430
Patterson Cos., Inc.	2,345	52,880
Quest Diagnostics, Inc.	3,859	333,996
Tenet Healthcare Corp.*	2,359	67,420
UnitedHealth Group, Inc.	27,294	6,611,153
Universal Health Services, Inc., Class B	2,417	335,552
WellCare Health Plans, Inc.*	1,420	360,083
		19,462,325
Health Care Technology - 0.1%
Teladoc Health, Inc.*	1,991	128,141

Life Sciences Tools & Services - 6.0%
Agilent Technologies, Inc.	9,043	718,376
Bio-Rad Laboratories, Inc., Class A*	570	154,413
Bio-Techne Corp.	1,071	207,667
Bruker Corp.	2,844	108,669
Charles River Laboratories International, Inc.*	1,366	194,204
Illumina, Inc.*	4,168	1,303,625
IQVIA Holdings, Inc.*	4,494	629,610
Mettler-Toledo International, Inc.*	710	483,446
PRA Health Sciences, Inc.*	1,658	177,373
Syneos Health, Inc.*	1,730	72,262
Thermo Fisher Scientific, Inc.	11,425	2,965,587
Waters Corp.*	2,148	520,289
		7,535,521

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Pharmaceuticals - 26.7%
Akorn, Inc.*	2,673	10,826
Allergan plc	8,994	1,238,564
Amneal Pharmaceuticals, Inc.*	2,253	30,483
Bristol-Myers Squibb Co.	46,324	2,393,098
Catalent, Inc.*	4,123	178,196
Eli Lilly & Co.	26,753	3,378,636
Endo International plc*	5,665	62,258
Horizon Pharma plc*	4,755	137,942
Jazz Pharmaceuticals plc*	1,711	239,591
Johnson & Johnson	76,120	10,401,037
Mallinckrodt plc*	2,368	59,105
Medicines Co. (The)*(b)	1,868	46,083
Merck & Co., Inc.	73,771	5,996,845
Mylan NV*	14,636	386,244
Nektar Therapeutics*	4,916	199,295
Perrigo Co. plc	3,544	172,593
Pfizer, Inc.	164,056	7,111,828
Prestige Consumer Healthcare, Inc.*	1,465	42,866
Zoetis, Inc.	13,634	1,284,732
		33,370,222
TOTAL COMMON STOCKS (Cost $112,115,652)		105,948,373

SECURITIES LENDING REINVESTMENTS(c) - 0.4%

INVESTMENT COMPANIES - 0.4%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $479,946)	479,946	479,946

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 8.1%

REPURCHASE AGREEMENTS(d) - 8.1%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $10,185,689 (Cost $10,184,983)	10,184,983	10,184,983

Total Investments - 93.2% (Cost $122,780,581)		116,613,302
Other Assets Less Liabilities - 6.8%		8,494,241
Net Assets - 100.0%		125,107,543

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $39,880,307.

(b)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $460,938, collateralized in the form of cash with a value of $479,946 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)          The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $479,946.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Health Care had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
60,883	1/13/2020	Bank of America NA	2.91%	Dow Jones U.S. Health CareSM Index(3)	5,744
13,768,345	11/13/2019	Bank of America NA	2.66%	iShares® U.S. Healthcare ETF	(1,140,988)
8,915,511	11/13/2019	Citibank NA	2.71%	Dow Jones U.S. Health CareSM Index(3)	(2,278,969)
569,970	11/13/2019	Credit Suisse International	3.11%	Dow Jones U.S. Health CareSM Index(3)	680,785
8,917,650	11/6/2020	Goldman Sachs International	2.44%	iShares® U.S. Healthcare ETF	70,317
67,427,228	11/13/2019	Goldman Sachs International	2.91%	Dow Jones U.S. Health CareSM Index(3)	1,811,047
274,650	11/6/2020	Morgan Stanley & Co. International plc	2.76%	iShares® U.S. Healthcare ETF	1,662
349,947	11/13/2019	Morgan Stanley & Co. International plc	3.21%	Dow Jones U.S. Health CareSM Index(3)	140,533
17,424,033	11/6/2019	Societe Generale	3.16%	Dow Jones U.S. Health CareSM Index(3)	3,140,749
26,543,206	11/13/2020	UBS AG	2.86%	Dow Jones U.S. Health CareSM Index(3)	414,185
144,251,423					2,845,065
				Total Unrealized Appreciation	6,265,022
				Total Unrealized Depreciation	(3,419,957)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings

See accompanying notes to schedules of portfolio investments.

Ultra High Yield

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 59.8%

iShares iBoxx $ High Yield Corporate Bond ETF(a) (Cost $2,020,850)	23,395	2,006,121

SECURITIES LENDING REINVESTMENTS(b) - 27.9%

INVESTMENT COMPANIES - 27.9%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $934,713)	934,713	934,713

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 20.9%

REPURCHASE AGREEMENTS(c) - 20.9%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $699,029 (Cost $698,980)	698,980	698,980

Total Investments - 108.6% (Cost $3,654,543)		3,639,814
Liabilities in excess of other assets - (8.6%)		(288,459)
Net Assets - 100.0%		3,351,355

(a)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $913,409, collateralized in the form of cash with a value of $934,713 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)         The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $934,713.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Ultra High Yield had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation ($)
1,333,272	11/6/2019	Citibank NA	2.26%	iShares® iBoxx $ High Yield Corporate Bond ETF	28,514
2,512,974	11/6/2019	Credit Suisse International	0.76%	iShares® iBoxx $ High Yield Corporate Bond ETF	125,957
855,673	12/6/2019	Goldman Sachs International	2.16%	iShares® iBoxx $ High Yield Corporate Bond ETF	21,580
4,701,919					176,051
				Total Unrealized Appreciation	176,051

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 80.1%

Aerospace & Defense - 16.1%
Arconic, Inc.	1,986	36,721
Axon Enterprise, Inc.*	270	14,534
Boeing Co. (The)	2,437	1,072,182
BWX Technologies, Inc.	455	23,819
Curtiss-Wright Corp.	202	24,905
Esterline Technologies Corp.*	122	14,853
General Dynamics Corp.	1,285	218,733
Harris Corp.	543	89,557
HEICO Corp.	189	17,715
HEICO Corp., Class A	331	26,477
Hexcel Corp.	398	28,712
Huntington Ingalls Industries, Inc.	198	41,463
L3 Technologies, Inc.	363	76,865
Lockheed Martin Corp.	1,142	353,346
Maxar Technologies, Inc.(b)	274	2,003
Moog, Inc., Class A	150	14,094
Northrop Grumman Corp.	802	232,548
Raytheon Co.	1,314	245,061
Spirit AeroSystems Holdings, Inc., Class A	490	48,412
Teledyne Technologies, Inc.*	166	39,183
Textron, Inc.	1,122	60,925
TransDigm Group, Inc.*	224	97,236
United Technologies Corp.	3,746	470,760
		3,250,104
Air Freight & Logistics - 3.5%
CH Robinson Worldwide, Inc.	634	57,301
Expeditors International of Washington, Inc.	796	59,660
FedEx Corp.	1,119	202,539
United Parcel Service, Inc., Class B	3,210	353,742
XPO Logistics, Inc.*	586	29,505
		702,747
Building Products - 2.2%
Allegion plc	438	39,403
AO Smith Corp.	665	34,533
Armstrong World Industries, Inc.	229	16,758
Fortune Brands Home & Security, Inc.	653	30,769
Johnson Controls International plc	4,265	150,427
Lennox International, Inc.	167	40,957
Masco Corp.	1,410	52,960
Owens Corning	504	25,165
Resideo Technologies, Inc.*	567	14,572
Trex Co., Inc.*	271	20,311
USG Corp.	393	16,942
		442,797
Chemicals - 0.8%
Sherwin-Williams Co. (The)	380	164,616

Commercial Services & Supplies - 2.3%
ADT, Inc.(c)	560	4,480
Brink’s Co. (The)	233	18,388
Cintas Corp.	400	82,640
Clean Harbors, Inc.*	235	15,980
Covanta Holding Corp.	538	9,135
Deluxe Corp.	213	9,911
Healthcare Services Group, Inc.	340	12,981
MSA Safety, Inc.	161	16,646
Republic Services, Inc.	1,004	78,744
Stericycle, Inc.*	393	17,520
Tetra Tech, Inc.	255	15,305
Waste Management, Inc.	1,810	183,263
		464,993
Construction & Engineering - 0.9%
AECOM*	722	22,353
Arcosa, Inc.	225	7,535
Dycom Industries, Inc.*	144	6,492
EMCOR Group, Inc.	266	19,187
Fluor Corp.	649	24,402
Jacobs Engineering Group, Inc.	551	40,653
KBR, Inc.	650	12,844
MasTec, Inc.*	294	12,695
Quanta Services, Inc.	674	24,021
Valmont Industries, Inc.	102	13,932
		184,114
Construction Materials - 0.7%
Eagle Materials, Inc.	217	16,588
Martin Marietta Materials, Inc.	290	54,462
Summit Materials, Inc., Class A*	516	8,772
Vulcan Materials Co.	609	67,879
		147,701
Containers & Packaging - 2.6%
AptarGroup, Inc.	290	29,502
Avery Dennison Corp.	400	43,216
Ball Corp.	1,566	85,786
Bemis Co., Inc.	420	22,218
Berry Global Group, Inc.*	605	31,744
Crown Holdings, Inc.*	624	33,877
Graphic Packaging Holding Co.	1,434	17,466
International Paper Co.	1,871	85,729
Owens-Illinois, Inc.	733	14,601
Packaging Corp. of America	436	41,677
Sealed Air Corp.	725	31,625
Silgan Holdings, Inc.	358	10,135
Sonoco Products Co.	460	26,629
Westrock Co.	1,170	43,735
		517,940
Electrical Equipment - 3.5%
Acuity Brands, Inc.	185	24,072
AMETEK, Inc.	1,072	85,310
Eaton Corp. plc	2,001	159,620
Emerson Electric Co.	2,890	196,953
EnerSys	195	14,395
Generac Holdings, Inc.*	287	14,798
GrafTech International Ltd.	282	4,066
Hubbell, Inc.	252	29,749
nVent Electric plc	754	20,720
Regal Beloit Corp.	199	16,668
Rockwell Automation, Inc.	557	99,458
Sensata Technologies Holding plc*	758	38,453
		704,262
Electronic Equipment, Instruments & Components - 4.2%
Amphenol Corp., Class A	1,391	130,712
Anixter International, Inc.*	133	7,804
Arrow Electronics, Inc.*	402	32,039
Avnet, Inc.	513	22,310
Belden, Inc.	186	11,493
Cognex Corp.	795	42,453
Coherent, Inc.*	113	15,038
Corning, Inc.	3,694	128,588
Dolby Laboratories, Inc., Class A	295	19,116

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
FLIR Systems, Inc.	638	32,825
IPG Photonics Corp.*	165	25,580
Itron, Inc.*	155	8,217
Jabil, Inc.	665	18,886
Keysight Technologies, Inc.*	865	73,015
Littelfuse, Inc.	116	22,398
National Instruments Corp.	520	24,305
TE Connectivity Ltd.	1,583	129,949
Trimble, Inc.*	1,160	46,412
Vishay Intertechnology, Inc.	610	13,371
Zebra Technologies Corp., Class A*	248	49,727
		854,238
Industrial Conglomerates - 8.4%
3M Co.	2,687	557,257
Carlisle Cos., Inc.	275	33,847
General Electric Co.	40,149	417,148
Honeywell International, Inc.	3,418	526,611
Roper Technologies, Inc.	477	154,381
		1,689,244
IT Services - 13.4%
Accenture plc, Class A	2,943	474,941
Alliance Data Systems Corp.	217	37,541
Automatic Data Processing, Inc.	2,022	309,427
Black Knight, Inc.*	655	34,224
Broadridge Financial Solutions, Inc.	539	54,574
Conduent, Inc.*	850	12,427
CoreLogic, Inc.*	372	13,641
Euronet Worldwide, Inc.*	238	31,968
Fidelity National Information Services, Inc.	1,511	163,415
First Data Corp., Class A*	2,617	65,791
Fiserv, Inc.*	1,840	155,830
FleetCor Technologies, Inc.*	409	95,411
Genpact Ltd.	641	21,294
Global Payments, Inc.	730	95,177
Jack Henry & Associates, Inc.	357	47,349
MAXIMUS, Inc.	296	20,921
Paychex, Inc.	1,476	113,681
PayPal Holdings, Inc.*	5,439	533,403
Sabre Corp.	1,271	28,509
Square, Inc., Class A*	1,423	115,605
Total System Services, Inc.	774	73,066
Western Union Co. (The)	2,044	36,526
WEX, Inc.*	199	35,434
Worldpay, Inc.*	1,393	133,449
		2,703,604
Life Sciences Tools & Services - 0.2%
PerkinElmer, Inc.	514	48,398

Machinery - 10.8%
Actuant Corp., Class A	282	6,895
AGCO Corp.	303	20,477
Allison Transmission Holdings, Inc.	550	27,335
Barnes Group, Inc.	218	12,659
Caterpillar, Inc.	2,724	374,114
Colfax Corp.*	439	11,616
Crane Co.	233	19,705
Cummins, Inc.	682	105,089
Deere & Co.	1,486	243,763
Donaldson Co., Inc.	590	30,438
Dover Corp.	675	61,108
Flowserve Corp.	604	26,824
Fortive Corp.	1,357	110,690
Gardner Denver Holdings, Inc.*	587	15,761
Gates Industrial Corp. plc*	215	3,462
Graco, Inc.	768	36,065
Hillenbrand, Inc.	288	12,756
IDEX Corp.	354	51,011
Illinois Tool Works, Inc.	1,410	203,153
Ingersoll-Rand plc	1,134	119,705
ITT, Inc.	404	23,335
Kennametal, Inc.	379	14,285
Lincoln Electric Holdings, Inc.	297	25,667
Middleby Corp. (The)*	257	31,506
Mueller Industries, Inc.	266	8,791
Navistar International Corp.*	301	11,549
Nordson Corp.	242	32,854
Oshkosh Corp.	332	25,833
PACCAR, Inc.	1,614	109,429
Parker-Hannifin Corp.	611	107,634
Pentair plc	737	31,352
Snap-on, Inc.	257	41,120
Terex Corp.	299	10,043
Timken Co. (The)	319	13,841
Toro Co. (The)	486	33,330
Trinity Industries, Inc.	676	15,825
Wabtec Corp.(c)	613	44,882
Welbilt, Inc.*	602	9,614
Woodward, Inc.	256	24,663
Xylem, Inc.	830	62,707
		2,170,886
Marine - 0.1%
Kirby Corp.*	249	18,481

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	652	16,476

Professional Services - 2.0%
ASGN, Inc.*	242	15,587
Equifax, Inc.	557	60,997
FTI Consulting, Inc.*	177	13,126
Insperity, Inc.	176	22,223
Korn Ferry	262	12,783
ManpowerGroup, Inc.	286	24,095
Nielsen Holdings plc	1,639	42,942
Robert Half International, Inc.	561	38,255
TransUnion	855	55,199
TriNet Group, Inc.*	202	12,381
Verisk Analytics, Inc.*	760	96,087
		393,675
Road & Rail - 6.4%
CSX Corp.	3,702	269,024
Genesee & Wyoming, Inc., Class A*	270	22,140
JB Hunt Transport Services, Inc.	403	43,391
Kansas City Southern	470	51,061
Knight-Swift Transportation Holdings, Inc.	580	19,505
Landstar System, Inc.	189	20,541
Norfolk Southern Corp.	1,257	225,380
Old Dominion Freight Line, Inc.	301	45,382
Ryder System, Inc.	245	15,229

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Union Pacific Corp.	3,400	570,180
		1,281,833
Trading Companies & Distributors - 1.8%
Air Lease Corp.	460	17,186
Applied Industrial Technologies, Inc.	179	10,407
Fastenal Co.	1,325	83,396
GATX Corp.	174	13,833
HD Supply Holdings, Inc.*	849	36,515
MRC Global, Inc.*	418	7,047
MSC Industrial Direct Co., Inc., Class A	209	17,642
SiteOne Landscape Supply, Inc.*	188	10,097
United Rentals, Inc.*	375	50,471
Univar, Inc.*	530	11,983
Watsco, Inc.	149	21,440
WESCO International, Inc.*	216	11,761
WW Grainger, Inc.	210	64,002
		355,780
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	356	14,557

TOTAL COMMON STOCKS (Cost $17,492,351)		16,126,446

SECURITIES LENDING REINVESTMENTS(d) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $22,200)	22,200	22,200

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 12.8%

REPURCHASE AGREEMENTS(e) - 12.8%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $2,584,025 (Cost $2,583,846)	2,583,846	2,583,846

Total Investments - 93.0% (Cost $20,098,397)		18,732,492
Other Assets Less Liabilities - 7.0%		1,414,900
Net Assets - 100.0%		20,147,392

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,835,705.

(b)         Security fair valued as of February 28, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2019 amounted to $2,003, which represents approximately 0.01% of net assets of the Fund.

(c)          The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $21,422, collateralized in the form of cash with a value of $22,560 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(d)         The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $22,200.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Industrials had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
880,209	11/13/2019	Bank of America NA	2.81%	Dow Jones U.S. IndustrialsSM Index	55,432
2,874,724	11/6/2020	Bank of America NA	2.51%	iShares® U.S. Industrials ETF	213,984
674,678	11/6/2020	Citibank NA	2.71%	Dow Jones U.S. IndustrialsSM Index	36,323
134,294	11/13/2019	Credit Suisse International	3.11%	Dow Jones U.S. IndustrialsSM Index	89,091
178,564	11/13/2019	Deutsche Bank AG	2.96%	Dow Jones U.S. IndustrialsSM Index	(187,441)
642,777	11/6/2019	Goldman Sachs International	2.91%	Dow Jones U.S. IndustrialsSM Index	256,832
855,057	11/13/2019	Morgan Stanley & Co. International plc	3.01%	Dow Jones U.S. IndustrialsSM Index	(1,018,602)
1,498,482	12/6/2019	Morgan Stanley & Co. International plc	2.76%	iShares® U.S. Industrials ETF	(249,944)
2,571,978	11/13/2019	Societe Generale	2.91%	Dow Jones U.S. IndustrialsSM Index	(135,478)
13,869,130	11/6/2019	UBS AG	2.86%	Dow Jones U.S. IndustrialsSM Index	961,964
24,179,893					22,161
				Total Unrealized Appreciation	1,613,626
				Total Unrealized Depreciation	(1,591,465)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 80.8%

Aerospace & Defense - 0.8%
Curtiss-Wright Corp.	3,150	388,363
Esterline Technologies Corp.*	1,913	232,908
Teledyne Technologies, Inc.*	2,597	612,996
		1,234,267
Airlines - 0.2%
JetBlue Airways Corp.*	21,920	366,064

Auto Components - 0.9%
Adient plc	6,248	121,461
Dana, Inc.	10,398	205,360
Delphi Technologies plc	6,358	138,668
Gentex Corp.	18,852	383,450
Goodyear Tire & Rubber Co. (The)	16,775	331,809
Visteon Corp.*	2,075	177,745
		1,358,493
Automobiles - 0.2%
Thor Industries, Inc.	3,607	232,904

Banks - 6.3%
Associated Banc-Corp.	11,920	277,498
BancorpSouth Bank	6,526	212,682
Bank of Hawaii Corp.	2,996	246,361
Bank OZK	8,690	285,032
Cathay General Bancorp	5,535	214,979
Chemical Financial Corp.	5,145	235,795
Commerce Bancshares, Inc.	7,140	449,320
Cullen/Frost Bankers, Inc.	4,596	476,513
East West Bancorp, Inc.	10,427	569,418
First Horizon National Corp.	23,295	364,101
FNB Corp.	23,323	285,474
Fulton Financial Corp.	12,670	217,671
Hancock Whitney Corp.	6,127	267,627
Home BancShares, Inc.	11,442	222,890
International Bancshares Corp.	3,948	161,157
MB Financial, Inc.	6,060	274,336
PacWest Bancorp	8,754	359,089
Pinnacle Financial Partners, Inc.	5,272	309,414
Prosperity Bancshares, Inc.	4,768	354,978
Signature Bank	3,839	521,183
Sterling Bancorp	16,146	328,248
Synovus Financial Corp.	11,920	472,986
TCF Financial Corp.	11,995	274,686
Texas Capital Bancshares, Inc.*	3,608	220,196
Trustmark Corp.	4,831	171,404
UMB Financial Corp.	3,229	222,187
Umpqua Holdings Corp.	15,839	287,953
United Bankshares, Inc.	7,422	284,931
Valley National Bancorp	23,846	251,814
Webster Financial Corp.	6,635	380,982
Wintrust Financial Corp.	4,055	298,732
		9,499,637
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	618	193,162

Biotechnology - 0.7%
Exelixis, Inc.*	21,506	481,519
Ligand Pharmaceuticals, Inc.*(b)	1,532	190,091
United Therapeutics Corp.*	3,129	395,161
		1,066,771
Building Products - 0.6%
Lennox International, Inc.	2,610	640,102
Resideo Technologies, Inc.*	8,841	227,214
		867,316
Capital Markets - 2.5%
Eaton Vance Corp.	8,378	350,619
Evercore, Inc., Class A	2,912	268,195
FactSet Research Systems, Inc.	2,737	643,660
Federated Investors, Inc., Class B	6,866	204,264
Interactive Brokers Group, Inc., Class A	5,405	298,518
Janus Henderson Group plc	11,998	293,951
Legg Mason, Inc.	6,155	180,034
MarketAxess Holdings, Inc.	2,705	659,696
SEI Investments Co.	9,392	495,428
Stifel Financial Corp.	5,175	281,675
		3,676,040
Chemicals - 2.1%
Ashland Global Holdings, Inc.	4,493	347,668
Cabot Corp.	4,318	202,428
Chemours Co. (The)	12,303	467,883
Minerals Technologies, Inc.	2,538	150,249
NewMarket Corp.	639	280,521
Olin Corp.	11,997	310,242
PolyOne Corp.	5,735	187,076
RPM International, Inc.	9,549	552,601
Scotts Miracle-Gro Co. (The)	2,819	230,876
Sensient Technologies Corp.	3,041	196,753
Valvoline, Inc.	13,535	254,323
		3,180,620
Commercial Services & Supplies - 1.2%
Brink’s Co. (The)	3,640	287,269
Clean Harbors, Inc.*	3,665	249,220
Deluxe Corp.	3,330	154,945
Healthcare Services Group, Inc.	5,303	202,469
Herman Miller, Inc.	4,265	156,440
HNI Corp.	3,153	121,800
MSA Safety, Inc.	2,519	260,439
Pitney Bowes, Inc.	13,488	96,979
Stericycle, Inc.*	6,127	273,142
		1,802,703
Communications Equipment - 1.2%
ARRIS International plc*	11,752	372,304
Ciena Corp.*	10,205	435,345
InterDigital, Inc.	2,429	169,374
Lumentum Holdings, Inc.*	5,292	263,277
NetScout Systems, Inc.*	5,027	137,589
Plantronics, Inc.	2,371	119,119
ViaSat, Inc.*	4,031	304,542
		1,801,550
Construction & Engineering - 1.0%
AECOM*	11,245	348,145
Dycom Industries, Inc.*	2,246	101,250
EMCOR Group, Inc.	4,138	298,474
Granite Construction, Inc.	3,375	157,140
KBR, Inc.	10,135	200,268
MasTec, Inc.*	4,581	197,807
Valmont Industries, Inc.	1,592	217,451
		1,520,535

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Construction Materials - 0.2%
Eagle Materials, Inc.	3,374	257,909

Consumer Finance - 0.5%
Green Dot Corp., Class A*	3,411	220,180
Navient Corp.	16,516	201,826
SLM Corp.*	31,330	346,196
		768,202
Containers & Packaging - 1.1%
AptarGroup, Inc.	4,515	459,311
Bemis Co., Inc.	6,540	345,966
Greif, Inc., Class A	1,862	74,852
Owens-Illinois, Inc.	11,412	227,327
Silgan Holdings, Inc.	5,573	157,772
Sonoco Products Co.	7,177	415,477
		1,680,705
Distributors - 0.3%
Pool Corp.	2,898	462,347

Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc.*	4,223	203,548
Graham Holdings Co., Class B	311	212,634
Service Corp. International	13,011	537,875
Sotheby’s*	2,371	104,016
Weight Watchers International, Inc.*	2,789	56,421
		1,114,494
Electric Utilities - 1.2%
ALLETE, Inc.	3,698	299,723
Hawaiian Electric Industries, Inc.	7,829	299,694
IDACORP, Inc.	3,627	356,933
OGE Energy Corp.	14,366	610,842
PNM Resources, Inc.	5,723	249,981
		1,817,173
Electrical Equipment - 1.1%
Acuity Brands, Inc.	2,877	374,355
EnerSys	3,032	223,822
Hubbell, Inc.	3,936	464,645
nVent Electric plc	11,742	322,670
Regal Beloit Corp.	3,103	259,908
		1,645,400
Electronic Equipment, Instruments & Components - 3.5%
Arrow Electronics, Inc.*	6,273	499,958
Avnet, Inc.	7,997	347,789
Belden, Inc.	2,900	179,191
Cognex Corp.	12,382	661,199
Coherent, Inc.*	1,750	232,890
Jabil, Inc.	10,333	293,457
Littelfuse, Inc.	1,807	348,914
National Instruments Corp.	8,096	378,407
SYNNEX Corp.	2,981	292,496
Tech Data Corp.*	2,687	274,665
Trimble, Inc.*	18,063	722,701
Vishay Intertechnology, Inc.	9,506	208,371
Zebra Technologies Corp., Class A*	3,870	775,974
		5,216,012
Energy Equipment & Services - 1.0%
Apergy Corp.*	5,565	233,619
Core Laboratories NV	3,182	206,225
Diamond Offshore Drilling, Inc.*(b)	4,643	44,341
Ensco plc, Class A	31,432	128,871
McDermott International, Inc.*	12,983	110,096
Oceaneering International, Inc.*	7,089	109,525
Patterson-UTI Energy, Inc.	15,632	207,280
Rowan Cos. plc, Class A*	9,134	103,306
Transocean Ltd.*	36,388	297,290
		1,440,553
Entertainment - 0.7%
Cinemark Holdings, Inc.	7,644	287,644
Live Nation Entertainment, Inc.*	9,950	562,772
World Wrestling Entertainment, Inc., Class A	3,125	261,562
		1,111,978
Equity Real Estate Investment Trusts (REITs) - 7.5%
Alexander & Baldwin, Inc.*	4,867	111,600
American Campus Communities, Inc.	9,858	444,201
Brixmor Property Group, Inc.	21,498	375,355
Camden Property Trust	6,699	657,105
CoreCivic, Inc.	8,535	180,771
CoreSite Realty Corp.	2,634	269,327
Corporate Office Properties Trust	7,827	203,424
Cousins Properties, Inc.	30,230	287,790
CyrusOne, Inc.	7,619	379,731
Douglas Emmett, Inc.	11,611	448,185
EPR Properties	5,342	392,530
First Industrial Realty Trust, Inc.	9,080	304,362
GEO Group, Inc. (The)	8,755	198,914
Healthcare Realty Trust, Inc.	9,002	284,913
Highwoods Properties, Inc.	7,441	344,593
Hospitality Properties Trust	11,826	320,130
JBG SMITH Properties	7,825	315,269
Kilroy Realty Corp.	7,244	533,955
Lamar Advertising Co., Class A	6,114	474,263
Liberty Property Trust	10,633	503,260
Life Storage, Inc.	3,352	327,155
Mack-Cali Realty Corp.	6,496	136,481
Medical Properties Trust, Inc.	26,248	478,501
National Retail Properties, Inc.	11,445	596,284
Omega Healthcare Investors, Inc.	14,434	518,181
Pebblebrook Hotel Trust	9,202	294,556
PotlatchDeltic Corp.	4,447	160,048
Rayonier, Inc.	9,315	274,513
Sabra Health Care REIT, Inc.	12,819	232,280
Senior Housing Properties Trust	17,092	221,341
Tanger Factory Outlet Centers, Inc.	6,753	145,797
Taubman Centers, Inc.	4,390	234,338
Uniti Group, Inc.	12,870	124,067
Urban Edge Properties	8,221	159,652
Weingarten Realty Investors	8,580	247,190
		11,180,062
Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc.	2,627	353,962
Sprouts Farmers Market, Inc.*	9,182	214,124
		568,086
Food Products - 1.3%
Flowers Foods, Inc.	13,192	270,040
Hain Celestial Group, Inc. (The)*	6,437	126,616
Ingredion, Inc.	4,782	442,096
Lancaster Colony Corp.	1,407	220,575
Post Holdings, Inc.*	4,793	488,311
Sanderson Farms, Inc.	1,443	166,234
Tootsie Roll Industries, Inc.(b)	1,330	49,463

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
TreeHouse Foods, Inc.*	4,025	243,834
		2,007,169
Gas Utilities - 1.5%
National Fuel Gas Co.	6,184	372,215
New Jersey Resources Corp.	6,359	307,776
ONE Gas, Inc.	3,777	326,522
Southwest Gas Holdings, Inc.	3,814	312,519
Spire, Inc.	3,661	290,390
UGI Corp.	12,501	686,305
		2,295,727
Health Care Equipment & Supplies - 3.0%
Avanos Medical, Inc.*	3,411	160,590
Cantel Medical Corp.	2,613	192,108
Globus Medical, Inc., Class A*	5,463	265,993
Haemonetics Corp.*	3,717	322,896
Hill-Rom Holdings, Inc.	4,836	512,858
ICU Medical, Inc.*	1,192	292,946
Inogen, Inc.*	1,267	136,152
Integra LifeSciences Holdings Corp.*	5,091	280,463
LivaNova plc*	3,504	326,573
Masimo Corp.*	3,500	459,480
NuVasive, Inc.*	3,698	217,812
STERIS plc	6,082	735,679
West Pharmaceutical Services, Inc.	5,334	558,736
		4,462,286
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc.*	6,350	166,941
Amedisys, Inc.*	2,082	258,793
Chemed Corp.	1,156	380,902
Covetrus, Inc.*	6,874	245,952
Encompass Health Corp.	7,114	449,178
HealthEquity, Inc.*	3,903	314,113
MEDNAX, Inc.*	6,432	211,677
Molina Healthcare, Inc.*	4,485	603,816
Patterson Cos., Inc.	5,944	134,037
Tenet Healthcare Corp.*	5,966	170,508
		2,935,917
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	12,563	134,675
Medidata Solutions, Inc.*	4,398	329,938
		464,613
Hotels, Restaurants & Leisure - 3.4%
Boyd Gaming Corp.	5,813	172,995
Brinker International, Inc.	2,778	127,149
Caesars Entertainment Corp.*	41,903	361,204
Cheesecake Factory, Inc. (The)	3,002	141,995
Churchill Downs, Inc.	2,572	241,254
Cracker Barrel Old Country Store, Inc.(b)	1,732	280,567
Domino’s Pizza, Inc.	2,995	751,565
Dunkin’ Brands Group, Inc.	5,944	424,699
Eldorado Resorts, Inc.*	4,673	225,285
International Speedway Corp., Class A	1,755	75,904
Jack in the Box, Inc.	1,854	149,321
Marriott Vacations Worldwide Corp.	2,937	285,889
Papa John’s International, Inc.(b)	1,616	70,635
Penn National Gaming, Inc.*	7,780	193,333
Scientific Games Corp.*	3,956	114,961
Six Flags Entertainment Corp.	5,157	287,296
Texas Roadhouse, Inc.	4,783	302,812
Wendy’s Co. (The)	13,455	233,175
Wyndham Destinations, Inc.	7,008	315,570
Wyndham Hotels & Resorts, Inc.	7,133	374,982
		5,130,591
Household Durables - 1.2%
Helen of Troy Ltd.*	1,902	213,233
KB Home	6,203	141,491
NVR, Inc.*	244	639,280
Tempur Sealy International, Inc.*	3,292	191,627
Toll Brothers, Inc.	9,754	347,242
TRI Pointe Group, Inc.*	10,229	128,885
Tupperware Brands Corp.	3,496	105,265
		1,767,023
Household Products - 0.1%
Energizer Holdings, Inc.	4,571	209,717

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	4,280	526,782

Insurance - 3.8%
Alleghany Corp.	1,066	685,395
American Financial Group, Inc.	5,077	505,974
Brown & Brown, Inc.	16,864	499,512
CNO Financial Group, Inc.	11,848	201,771
First American Financial Corp.	8,040	408,352
Genworth Financial, Inc., Class A*	36,016	139,382
Hanover Insurance Group, Inc. (The)	3,045	361,472
Kemper Corp.	4,378	363,812
Mercury General Corp.	1,946	103,080
Old Republic International Corp.	20,456	426,712
Primerica, Inc.	3,089	386,248
Reinsurance Group of America, Inc.	4,521	653,239
RenaissanceRe Holdings Ltd.	2,898	426,151
WR Berkley Corp.	6,938	580,433
		5,741,533
Interactive Media & Services - 0.2%
Cars.com, Inc.*	4,534	106,731
Yelp, Inc.*	5,493	204,669
		311,400
IT Services - 2.2%
CACI International, Inc., Class A*	1,790	326,245
CoreLogic, Inc.*	5,788	212,246
Leidos Holdings, Inc.	10,772	695,764
LiveRamp Holdings, Inc.*	4,897	263,214
MAXIMUS, Inc.	4,610	325,835
Perspecta, Inc.	10,174	214,671
Sabre Corp.	19,807	444,271
Science Applications International Corp.	3,660	273,402
WEX, Inc.*	3,101	552,164
		3,307,812
Leisure Products - 0.5%
Brunswick Corp.	6,233	328,729
Polaris Industries, Inc.	4,175	355,835
		684,564
Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc., Class A*	1,446	391,722
Bio-Techne Corp.	2,718	527,020

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Charles River Laboratories International, Inc.*	3,460	491,908
PRA Health Sciences, Inc.*	4,204	449,744
Syneos Health, Inc.*	4,381	182,994
		2,043,388
Machinery - 3.9%
AGCO Corp.	4,727	319,451
Crane Co.	3,627	306,735
Donaldson Co., Inc.	9,193	474,267
Graco, Inc.	11,977	562,440
IDEX Corp.	5,522	795,720
ITT, Inc.	6,294	363,541
Kennametal, Inc.	5,909	222,710
Lincoln Electric Holdings, Inc.	4,642	401,162
Nordson Corp.	3,763	510,865
Oshkosh Corp.	5,166	401,967
Terex Corp.	4,663	156,630
Timken Co. (The)	4,972	215,735
Toro Co. (The)	7,563	518,671
Trinity Industries, Inc.	10,514	246,133
Woodward, Inc.	4,001	385,456
		5,881,483
Marine - 0.2%
Kirby Corp.*	3,877	287,751

Media - 0.9%
AMC Networks, Inc., Class A*	3,240	212,900
Cable One, Inc.	357	338,790
John Wiley & Sons, Inc., Class A	3,256	168,954
Meredith Corp.	2,871	164,422
New York Times Co. (The), Class A	10,147	333,329
TEGNA, Inc.	15,483	203,911
		1,422,306
Metals & Mining - 1.7%
Allegheny Technologies, Inc.*	9,037	258,729
Carpenter Technology Corp.	3,407	159,925
Commercial Metals Co.	8,457	139,963
Compass Minerals International, Inc.	2,430	127,283
Reliance Steel & Aluminum Co.	5,069	452,408
Royal Gold, Inc.	4,708	416,234
Steel Dynamics, Inc.	16,514	616,303
United States Steel Corp.	12,747	285,660
Worthington Industries, Inc.	2,895	113,803
		2,570,308
Multiline Retail - 0.4%
Big Lots, Inc.	2,903	91,532
Dillard’s, Inc., Class A(b)	1,326	104,144
Ollie’s Bargain Outlet Holdings, Inc.*	3,707	327,031
		522,707
Multi-Utilities - 0.6%
Black Hills Corp.	3,883	275,615
MDU Resources Group, Inc.	14,099	372,496
NorthWestern Corp.	3,622	248,252
		896,363
Oil, Gas & Consumable Fuels - 2.0%
Callon Petroleum Co.*	16,365	125,192
Chesapeake Energy Corp.*	75,068	222,201
CNX Resources Corp.*	14,644	155,226
EQT Corp.	18,291	331,433
Equitrans Midstream Corp.	14,622	257,932
Matador Resources Co.*	7,445	138,477
Murphy Oil Corp.	11,698	338,072
Oasis Petroleum, Inc.*	19,235	107,524
PBF Energy, Inc., Class A	8,628	268,072
QEP Resources, Inc.*	17,024	132,106
Range Resources Corp.	14,894	159,366
SM Energy Co.	7,421	121,259
Southwestern Energy Co.*	41,802	176,823
World Fuel Services Corp.	4,833	133,826
WPX Energy, Inc.*	28,409	350,567
		3,018,076
Paper & Forest Products - 0.3%
Domtar Corp.	4,521	230,164
Louisiana-Pacific Corp.	10,147	256,415
		486,579
Personal Products - 0.3%
Edgewell Personal Care Co.*	3,886	172,383
Nu Skin Enterprises, Inc., Class A	3,995	240,139
		412,522
Pharmaceuticals - 0.5%
Catalent, Inc.*	10,457	451,951
Mallinckrodt plc*	5,986	149,411
Prestige Consumer Healthcare, Inc.*	3,720	108,847
		710,209
Professional Services - 0.6%
ASGN, Inc.*	3,773	243,019
Insperity, Inc.	2,738	345,727
ManpowerGroup, Inc.	4,454	375,250
		963,996
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	3,278	541,263
Realogy Holdings Corp.(b)	8,495	115,532
		656,795
Road & Rail - 1.5%
Avis Budget Group, Inc.*	4,670	167,279
Genesee & Wyoming, Inc., Class A*	4,207	344,974
Knight-Swift Transportation Holdings, Inc.	9,036	303,881
Landstar System, Inc.	2,959	321,584
Old Dominion Freight Line, Inc.	4,710	710,127
Ryder System, Inc.	3,820	237,451
Werner Enterprises, Inc.	3,175	109,633
		2,194,929
Semiconductors & Semiconductor Equipment - 2.8%
Cirrus Logic, Inc.*	4,303	172,680
Cree, Inc.*	7,374	401,219
Cypress Semiconductor Corp.	26,031	401,658
First Solar, Inc.*	5,423	284,979
Integrated Device Technology, Inc.*	9,276	448,309
MKS Instruments, Inc.	3,884	321,867
Monolithic Power Systems, Inc.	2,810	376,849
Silicon Laboratories, Inc.*	3,104	251,486
Synaptics, Inc.*	2,494	104,424
Teradyne, Inc.	12,888	526,217
Universal Display Corp.(b)	3,050	455,182
Versum Materials, Inc.	7,843	384,307
		4,129,177
Software - 3.4%
ACI Worldwide, Inc.*	8,340	265,796
Blackbaud, Inc.	3,495	269,954

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
CDK Global, Inc.	9,256	536,941
CommVault Systems, Inc.*	2,798	188,557
Fair Isaac Corp.*	2,085	516,705
j2 Global, Inc.	3,370	286,484
LogMeIn, Inc.	3,680	292,339
Manhattan Associates, Inc.*	4,708	257,763
PTC, Inc.*	7,679	712,765
Teradata Corp.*	8,498	411,048
Tyler Technologies, Inc.*	2,793	571,978
Ultimate Software Group, Inc. (The)*	2,244	743,886
		5,054,216
Specialty Retail - 1.7%
Aaron’s, Inc.	4,931	267,704
American Eagle Outfitters, Inc.	12,117	247,187
AutoNation, Inc.*	4,138	145,906
Bed Bath & Beyond, Inc.	9,931	166,146
Dick’s Sporting Goods, Inc.	5,301	207,057
Five Below, Inc.*	4,018	483,566
Michaels Cos., Inc. (The)*	6,467	91,443
Murphy USA, Inc.*	2,158	167,828
Sally Beauty Holdings, Inc.*	8,638	156,089
Signet Jewelers Ltd.	3,732	104,906
Urban Outfitters, Inc.*	5,414	167,022
Williams-Sonoma, Inc.	5,770	335,583
		2,540,437
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.*	8,498	238,114

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	3,297	321,260
Deckers Outdoor Corp.*	2,096	310,103
Skechers U.S.A., Inc., Class A*	9,632	323,924
		955,287
Thrifts & Mortgage Finance - 0.5%
LendingTree, Inc.*(b)	543	173,190
New York Community Bancorp, Inc.	35,268	441,203
Washington Federal, Inc.	5,855	179,631
		794,024
Trading Companies & Distributors - 0.6%
GATX Corp.	2,706	215,127
MSC Industrial Direct Co., Inc., Class A	3,266	275,683
NOW, Inc.*	7,798	112,525
Watsco, Inc.	2,305	331,667
		935,002
Water Utilities - 0.3%
Aqua America, Inc.	12,794	459,816

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	6,685	214,254

TOTAL COMMON STOCKS (Cost $125,256,114)		121,295,856

SECURITIES LENDING REINVESTMENTS(c) - 0.6%

INVESTMENT COMPANIES - 0.6%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $885,410)	885,410	885,410

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 12.0%

REPURCHASE AGREEMENTS(d) - 12.0%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $18,049,639 (Cost $18,048,387)	18,048,387	18,048,387

Total Investments - 93.4% (Cost $144,189,911)		140,229,653
Other Assets Less Liabilities - 6.6%		9,853,154
Net Assets - 100.0%		150,082,807

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,125,448.

(b)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $860,193, collateralized in the form of cash with a value of $887,854 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)          The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $885,410.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	58	3/15/2019	USD	$11,079,160	$1,254,779

Swap Agreements

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
21,270,387	11/6/2020	Bank of America NA	2.91%	S&P MidCap 400®	1,035,815
22,397,594	11/6/2020	BNP Paribas SA	2.91%	S&P MidCap 400®	(132,252)
21,738,108	11/6/2019	Citibank NA	2.81%	S&P MidCap 400®	(695,815)
13,514,276	11/6/2019	Credit Suisse International	2.96%	S&P MidCap 400®	590,027
11,275,142	11/6/2019	Goldman Sachs International	2.86%	S&P MidCap 400®	(213,222)
35,831,237	11/6/2020	Goldman Sachs International	2.61%	SPDR® S&P MidCap 400® ETF Trust	(1,409,341)
6,068,161	11/6/2019	Morgan Stanley & Co. International plc	3.01%	S&P MidCap 400®	1,505,848
19,774,132	11/6/2019	Societe Generale	2.81%	S&P MidCap 400®	(425,599)
15,853,382	11/6/2020	UBS AG	2.96%	S&P MidCap 400®	40,567
167,722,419					296,028
				Total Unrealized Appreciation	3,172,257
				Total Unrealized Depreciation	(2,876,229)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD             U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 69.2%

REPURCHASE AGREEMENTS(a) - 69.2%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $6,329,037 (Cost $6,328,598)	6,328,598	6,328,598

Total Investments - 69.2% (Cost $6,328,598)		6,328,598
Other Assets Less Liabilities - 30.8%		2,812,897
Net Assets - 100.0%		9,141,495

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,951,072	11/6/2019	Bank of America NA	2.81%	iShares® MSCI Brazil Capped ETF	(1,026,760)
6,531,700	11/6/2019	Citibank NA	2.21%	iShares® MSCI Brazil Capped ETF	(1,836,463)
1,217,341	11/6/2020	Credit Suisse International	2.01%	iShares® MSCI Brazil Capped ETF	79,209
108,427	11/6/2019	Morgan Stanley & Co. International plc	2.76%	iShares® MSCI Brazil Capped ETF	(246,890)
5,848,837	11/6/2019	Societe Generale	2.76%	iShares® MSCI Brazil Capped ETF	(1,655,411)
2,617,942	11/6/2020	UBS AG	2.51%	iShares® MSCI Brazil Capped ETF	267,685
18,275,319					(4,418,630)
				Total Unrealized Appreciation	346,894
				Total Unrealized Depreciation	(4,765,524)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 61.8%

REPURCHASE AGREEMENTS(a) - 61.8%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $4,476,703 (Cost $4,476,393)	4,476,393	4,476,393

Total Investments - 61.8% (Cost $4,476,393)		4,476,393
Other Assets Less Liabilities - 38.2%		2,766,620
Net Assets - 100.0%		7,243,013

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
598,137	11/6/2019	Bank of America NA	2.81%	iShares® MSCI EAFE ETF	(68,323)
1,176,471	11/6/2019	Citibank NA	2.81%	iShares® MSCI EAFE ETF	(173,926)
1,064,652	11/6/2019	Credit Suisse International	2.21%	iShares® MSCI EAFE ETF	37,110
1,408,914	11/6/2020	Deutsche Bank AG	2.91%	iShares® MSCI EAFE ETF	19,426
3,869,996	11/6/2019	Goldman Sachs International	2.96%	iShares® MSCI EAFE ETF	(329,714)
515,509	11/6/2019	Morgan Stanley & Co. International plc	2.91%	iShares® MSCI EAFE ETF	412,940
1,432,779	11/6/2019	Societe Generale	3.21%	iShares® MSCI EAFE ETF	(172,777)
4,427,256	11/6/2019	UBS AG	2.71%	iShares® MSCI EAFE ETF	(1,359,926)
14,493,714					(1,635,190)
				Total Unrealized Appreciation	469,476
				Total Unrealized Depreciation	(2,104,666)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 85.9%

REPURCHASE AGREEMENTS(a) - 85.9%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $43,565,100 (Cost $43,562,078)	43,562,078	43,562,078

Total Investments - 85.9% (Cost $43,562,078)		43,562,078
Other Assets Less Liabilities - 14.1%		7,132,786
Net Assets - 100.0%		50,694,864

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,990,735	11/6/2020	Bank of America NA	2.76%	iShares® MSCI Emerging Markets ETF	73,193
10,048,605	11/6/2019	Citibank NA	2.56%	iShares® MSCI Emerging Markets ETF	(148,882)
225,607	11/6/2019	Credit Suisse International	2.31%	iShares® MSCI Emerging Markets ETF	(2,658,341)
23,359,232	11/6/2020	Deutsche Bank AG	2.56%	iShares® MSCI Emerging Markets ETF	485,144
1,105,615	11/6/2020	Goldman Sachs International	2.31%	iShares® MSCI Emerging Markets ETF	51,297
2,723,652	11/6/2019	Morgan Stanley & Co. International plc	2.66%	iShares® MSCI Emerging Markets ETF	(250,226)
49,111,006	11/6/2020	Societe Generale	2.16%	iShares® MSCI Emerging Markets ETF	1,723,830
13,042,453	12/6/2019	UBS AG	2.31%	iShares® MSCI Emerging Markets ETF	191,658
101,606,905					(532,327)
				Total Unrealized Appreciation	2,525,122
				Total Unrealized Depreciation	(3,057,449)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 52.7%

REPURCHASE AGREEMENTS(a) - 52.7%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $2,993,802 (Cost $2,993,595)	2,993,595	2,993,595

Total Investments - 52.7% (Cost $2,993,595)		2,993,595
Other Assets Less Liabilities - 47.3%		2,684,647
Net Assets - 100.0%		5,678,242

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
310,601	11/6/2019	Bank of America NA	2.86%	iShares® MSCI Japan ETF	(240,615)
1,268,217	12/7/2020	Citibank NA	2.91%	iShares® MSCI Japan ETF	(19,547)
1,112,810	11/6/2019	Credit Suisse International	2.71%	iShares® MSCI Japan ETF	(67,936)
1,042,838	11/6/2020	Deutsche Bank AG	2.91%	iShares® MSCI Japan ETF	412,083
1,276,394	11/6/2020	Goldman Sachs International	2.86%	iShares® MSCI Japan ETF	450,235
66,972	11/6/2019	Morgan Stanley & Co. International plc	3.01%	iShares® MSCI Japan ETF	(2,942)
1,398,577	11/6/2019	Societe Generale	2.91%	iShares® MSCI Japan ETF	539,309
4,904,429	12/7/2020	UBS AG	2.51%	iShares® MSCI Japan ETF	(77,456)
11,380,838					993,131
				Total Unrealized Appreciation	1,401,627
				Total Unrealized Depreciation	(408,496)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 91.3%

Biotechnology - 73.0%
AC Immune SA*	27,312	126,181
ACADIA Pharmaceuticals, Inc.*	57,185	1,515,402
Acceleron Pharma, Inc.*	20,870	919,115
Achillion Pharmaceuticals, Inc.*	56,128	140,881
Acorda Therapeutics, Inc.*	19,256	283,833
Adamas Pharmaceuticals, Inc.*(b)	11,071	123,884
Adaptimmune Therapeutics plc, ADR*	30,996	136,072
Aduro Biotech, Inc.*	32,146	138,228
Adverum Biotechnologies, Inc.*	25,457	103,101
Aeglea BioTherapeutics, Inc.*	11,118	92,946
Agios Pharmaceuticals, Inc.*	23,552	1,527,818
Aimmune Therapeutics, Inc.*	25,095	604,539
Akebia Therapeutics, Inc.*	47,102	342,903
Alder Biopharmaceuticals, Inc.*	27,663	354,640
Alexion Pharmaceuticals, Inc.*	90,329	12,224,224
Alkermes plc*	62,912	2,093,082
Allakos, Inc.*(b)	17,054	681,478
Alnylam Pharmaceuticals, Inc.*	40,907	3,477,095
AMAG Pharmaceuticals, Inc.*	13,977	208,118
Amarin Corp. plc, ADR*	120,564	2,467,945
Amgen, Inc.	116,017	22,052,511
Amicus Therapeutics, Inc.*	76,639	927,332
AnaptysBio, Inc.*	10,836	746,275
Apellis Pharmaceuticals, Inc.*	22,769	344,950
Aptinyx, Inc.*	13,567	71,905
Arbutus Biopharma Corp.*	22,459	98,595
Arena Pharmaceuticals, Inc.*	20,006	998,705
Argenx SE, ADR*	9,001	1,199,743
ArQule, Inc.*	44,126	144,292
Array BioPharma, Inc.*	86,273	1,979,103
Arrowhead Pharmaceuticals, Inc.*(b)	35,635	695,595
Ascendis Pharma A/S, ADR*	16,069	1,170,145
Atara Biotherapeutics, Inc.*	18,484	661,912
Athenex, Inc.*	27,086	356,723
Audentes Therapeutics, Inc.*	17,286	529,297
Aurinia Pharmaceuticals, Inc.*	34,542	233,159
Autolus Therapeutics plc, ADR*	7,310	199,929
Avrobio, Inc.*	9,699	161,585
Axovant Sciences Ltd.*	61,653	81,998
BeiGene Ltd., ADR*	15,306	2,097,687
BioCryst Pharmaceuticals, Inc.*	44,394	366,694
Biogen, Inc.*	72,396	23,746,612
BioMarin Pharmaceutical, Inc.*	72,091	6,723,207
Bluebird Bio, Inc.*(b)	22,139	3,436,416
Blueprint Medicines Corp.*	17,790	1,462,160
Cara Therapeutics, Inc.*(b)	15,975	272,374
Celgene Corp.*	268,650	22,330,188
Cellectis SA, ADR*	6,331	113,198
ChemoCentryx, Inc.*	20,458	219,924
China Biologic Products Holdings, Inc.*	15,932	1,280,296
Clovis Oncology, Inc.*	21,341	646,205
Coherus Biosciences, Inc.*	27,542	394,952
Concert Pharmaceuticals, Inc.*	9,484	144,062
Corbus Pharmaceuticals Holdings, Inc.*(b)	23,175	160,835
Crinetics Pharmaceuticals, Inc.*(b)	9,727	232,475
CRISPR Therapeutics AG*	21,100	746,729
Cytokinetics, Inc.*	22,155	159,959
CytomX Therapeutics, Inc.*	18,218	204,406
DBV Technologies SA, ADR*	11,012	89,638
Deciphera Pharmaceuticals, Inc.*	15,248	433,043
Denali Therapeutics, Inc.*(b)	38,444	836,541
Dicerna Pharmaceuticals, Inc.*	25,395	310,073
Eagle Pharmaceuticals, Inc.*	6,033	302,072
Editas Medicine, Inc.*	19,360	399,397
Eidos Therapeutics, Inc.*(b)	14,882	274,871
Eiger BioPharmaceuticals, Inc.*	7,731	102,049
Enanta Pharmaceuticals, Inc.*	7,862	806,169
Epizyme, Inc.*	32,048	415,342
Esperion Therapeutics, Inc.*(b)	10,858	500,554
Exelixis, Inc.*	121,052	2,710,354
Fate Therapeutics, Inc.*	26,122	410,377
FibroGen, Inc.*	34,406	1,988,667
Five Prime Therapeutics, Inc.*	14,360	166,289
Flexion Therapeutics, Inc.*	15,329	211,847
Forty Seven, Inc.*	12,583	210,136
G1 Therapeutics, Inc.*	15,053	277,878
Galapagos NV, ADR*	3,653	356,606
Genomic Health, Inc.*	14,623	1,110,909
Geron Corp.*(b)	75,449	110,156
Gilead Sciences, Inc.	335,842	21,836,447
Global Blood Therapeutics, Inc.*	21,145	1,110,113
GlycoMimetics, Inc.*	17,460	214,583
Grifols SA, ADR	56,559	1,090,458
Halozyme Therapeutics, Inc.*	58,532	1,009,677
Homology Medicines, Inc.*	15,177	447,418
ImmunoGen, Inc.*	60,369	284,942
Immunomedics, Inc.*	76,937	1,212,527
Incyte Corp.*	86,166	7,430,094
Inovio Pharmaceuticals, Inc.*(b)	38,609	141,309
Insmed, Inc.*	31,215	925,525
Insys Therapeutics, Inc.*(b)	30,067	189,121
Intellia Therapeutics, Inc.*(b)	17,585	267,820
Intercept Pharmaceuticals, Inc.*(b)	12,002	1,197,079
Intrexon Corp.*(b)	55,554	442,765
Ionis Pharmaceuticals, Inc.*	55,703	3,954,356
Iovance Biotherapeutics, Inc.*	49,868	512,144
Ironwood Pharmaceuticals, Inc.*	62,516	890,228
Karyopharm Therapeutics, Inc.*	24,581	101,520
Kiniksa Pharmaceuticals Ltd., Class A*	7,475	134,176
Kura Oncology, Inc.*	15,395	234,620
Lexicon Pharmaceuticals, Inc.*	42,888	228,164
Ligand Pharmaceuticals, Inc.*	8,605	1,067,708
MacroGenics, Inc.*	19,341	386,820
Magenta Therapeutics, Inc.*(b)	13,418	175,910
MannKind Corp.*(b)	64,623	115,675
MediciNova, Inc.*(b)	16,959	155,175
Minerva Neurosciences, Inc.*	15,743	124,842
Mirati Therapeutics, Inc.*(b)	13,165	958,412
Momenta Pharmaceuticals, Inc.*	39,866	561,712
Myriad Genetics, Inc.*	30,269	939,247
Neurocrine Biosciences, Inc.*	36,713	2,836,079
Novavax, Inc.*(b)	155,009	109,297
OPKO Health, Inc.*	226,662	577,988
PDL BioPharma, Inc.*	59,104	214,548
Portola Pharmaceuticals, Inc.*(b)	26,896	825,976
Progenics Pharmaceuticals, Inc.*	34,225	151,275
ProQR Therapeutics NV*	15,676	208,804
Proteostasis Therapeutics, Inc.*(b)	19,906	82,013
Prothena Corp. plc*	16,137	216,236

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
PTC Therapeutics, Inc.*	23,208	801,604
Puma Biotechnology, Inc.*	15,442	429,442
Ra Pharmaceuticals, Inc.*	17,019	327,956
Radius Health, Inc.*	18,435	349,528
Regeneron Pharmaceuticals, Inc.*	33,042	14,232,511
REGENXBIO, Inc.*	14,508	750,499
Replimune Group, Inc.*	12,772	175,232
Retrophin, Inc.*	16,696	376,662
Rhythm Pharmaceuticals, Inc.*	13,933	399,598
Rigel Pharmaceuticals, Inc.*	67,473	147,766
Rocket Pharmaceuticals, Inc.*(b)	16,126	280,754
Rubius Therapeutics, Inc.*(b)	32,004	508,224
Sage Therapeutics, Inc.*	18,980	3,022,565
Sangamo Therapeutics, Inc.*	41,338	372,455
Sarepta Therapeutics, Inc.*	28,546	4,117,475
Savara, Inc.*	14,227	97,882
Seattle Genetics, Inc.*	64,844	4,816,612
Seres Therapeutics, Inc.*(b)	16,542	101,402
Solid Biosciences, Inc.*	14,347	153,369
Spark Therapeutics, Inc.*	15,131	1,714,342
Spectrum Pharmaceuticals, Inc.*	43,291	467,976
Surface Oncology, Inc.*	11,208	47,410
Synlogic, Inc.*	10,307	89,568
Syros Pharmaceuticals, Inc.*	13,624	92,507
Tocagen, Inc.*	9,315	101,720
Translate Bio, Inc.*	18,277	186,425
Ultragenyx Pharmaceutical, Inc.*	20,477	1,313,395
uniQure NV*	15,098	815,141
United Therapeutics Corp.*	17,645	2,228,387
UNITY Biotechnology, Inc.*(b)	17,131	171,310
Unum Therapeutics, Inc.*(b)	12,147	51,625
UroGen Pharma Ltd.*	8,281	318,653
Vanda Pharmaceuticals, Inc.*	21,235	429,796
Veracyte, Inc.*	16,416	331,767
Verastem, Inc.*(b)	29,855	89,864
Vertex Pharmaceuticals, Inc.*	66,820	12,612,275
Voyager Therapeutics, Inc.*	13,180	197,700
Xencor, Inc.*	22,766	690,720
Xenon Pharmaceuticals, Inc.*	10,221	93,829
Zafgen, Inc.*	14,927	66,724
Zai Lab Ltd., ADR*	8,309	239,465
		244,351,524
Chemicals - 0.0%(c)
Amyris, Inc.*(b)	30,928	146,599

Health Care Equipment & Supplies - 0.7%
Cerus Corp.*	54,941	357,666
Neuronetics, Inc.*	7,114	124,139
Novocure Ltd.*	37,660	2,022,719
		2,504,524
Health Care Providers & Services - 0.1%
PetIQ, Inc.*	8,624	259,669

Life Sciences Tools & Services - 8.2%
Bio-Techne Corp.	15,286	2,963,955
Illumina, Inc.*	56,479	17,664,937
Luminex Corp.	18,052	459,965
Medpace Holdings, Inc.*	14,411	791,884
NanoString Technologies, Inc.*	12,487	318,044
Pacific Biosciences of California, Inc.*	60,289	440,713
PRA Health Sciences, Inc.*	26,310	2,814,644
Quanterix Corp.*	8,992	222,192
Syneos Health, Inc.*	41,829	1,747,197
		27,423,531
Pharmaceuticals - 9.3%
AcelRx Pharmaceuticals, Inc.*(b)	30,983	104,103
Aclaris Therapeutics, Inc.*	16,571	107,380
Aerie Pharmaceuticals, Inc.*	18,403	858,868
Akcea Therapeutics, Inc.*(b)	36,139	1,229,810
Akorn, Inc.*	50,812	205,789
Amphastar Pharmaceuticals, Inc.*	18,660	463,701
ANI Pharmaceuticals, Inc.*	4,796	315,529
Aquestive Therapeutics, Inc.*	10,101	81,313
Aratana Therapeutics, Inc.*	19,689	79,150
Assertio Therapeutics, Inc.*	25,891	107,189
Collegium Pharmaceutical, Inc.*	13,465	236,849
Cymabay Therapeutics, Inc.*	24,064	284,196
Dermira, Inc.*	17,056	142,418
Dova Pharmaceuticals, Inc.*(b)	11,420	87,706
Eloxx Pharmaceuticals, Inc.*(b)	14,224	182,778
Endo International plc*	90,837	998,299
Evolus, Inc.*(b)	11,039	291,871
EyePoint Pharmaceuticals, Inc.*(b)	38,408	99,861
Foamix Pharmaceuticals Ltd.*	21,979	72,970
GW Pharmaceuticals plc, ADR*	10,857	1,867,512
Horizon Pharma plc*	67,874	1,969,025
Hutchison China MediTech Ltd., ADR*	13,708	357,642
Innoviva, Inc.*	40,910	642,287
Intra-Cellular Therapies, Inc.*	22,162	301,846
Jazz Pharmaceuticals plc*	24,419	3,419,393
Kala Pharmaceuticals, Inc.*(b)	13,686	114,825
Medicines Co. (The)*	29,908	737,830
Mylan NV*	208,771	5,509,467
MyoKardia, Inc.*	16,307	731,369
Nektar Therapeutics*	70,081	2,841,084
Ocular Therapeutix, Inc.*(b)	16,641	74,052
Omeros Corp.*(b)	19,841	286,107
Optinose, Inc.*(b)	16,688	123,825
Pacira Pharmaceuticals, Inc.*	16,648	685,565
Paratek Pharmaceuticals, Inc.*(b)	13,017	84,350
Reata Pharmaceuticals, Inc., Class A*	9,711	916,136
resTORbio, Inc.*(b)	11,355	97,199
Revance Therapeutics, Inc.*	17,708	299,973
SIGA Technologies, Inc.*	32,526	220,526
Strongbridge Biopharma plc*	19,109	101,660
Supernus Pharmaceuticals, Inc.*	21,153	863,888
TherapeuticsMD, Inc.*(b)	96,316	550,927
Theravance Biopharma, Inc.*	22,434	544,473
Tricida, Inc.*	17,051	394,390
WaVe Life Sciences Ltd.*	13,559	568,529
Xeris Pharmaceuticals, Inc.*	10,795	108,058
Zogenix, Inc.*	16,990	895,883
		31,257,601
TOTAL COMMON STOCKS (Cost $331,747,892)		305,943,448

See accompanying notes to schedules of portfolio investments.

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%(c)

Pharmaceuticals - 0.0%(c)
Corium International, Inc., CVR*(d)(e) (Cost $—)	13,485	2,427

Shares

SECURITIES LENDING REINVESTMENTS(f) - 2.8%

INVESTMENT COMPANIES - 2.8%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $9,287,154)	9,287,154	9,287,154

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 6.0%

REPURCHASE AGREEMENTS(g) - 6.0%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $19,934,062 (Cost $19,932,679)	19,932,679	19,932,679

Total Investments - 100.1% (Cost $360,967,725)		335,165,708
Liabilities in excess of other assets - (0.1%)		(233,744)
Net Assets - 100.0%		334,931,964

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $44,172,578.

(b)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $9,590,858, collateralized in the form of cash with a value of $9,310,866 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $896,399 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from March 28, 2019 – November 15, 2047; a total value of $10,207,265.

(c)          Represents less than 0.05% of net assets.

(d)         Security fair valued as of February 28, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2019 amounted to $2,427, which represents approximately 0.00% of net assets of the Fund.

(e)          Illiquid security.

(f)           The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $9,287,154.

(g)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR                     American Depositary Receipt

CVR                     Contingent Value Rights - No defined expiration

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
20,372,868	11/6/2019	Bank of America NA	2.61%	NASDAQ Biotechnology Index®	(735,795)
51,778,781	11/6/2020	Bank of America NA	2.14%	iShares® Nasdaq Biotechnology ETF	(1,286,318)
15,927,596	11/6/2019	Citibank NA	2.56%	NASDAQ Biotechnology Index®	683,920
6,945,137	11/13/2019	Credit Suisse International	2.86%	NASDAQ Biotechnology Index®	(1,419,269)
128,200,854	11/6/2019	Deutsche Bank AG	2.71%	NASDAQ Biotechnology Index®	2,827,817
9,215,296	12/7/2020	Goldman Sachs International	2.44%	iShares® Nasdaq Biotechnology ETF	99,615
15,154,360	11/13/2019	Goldman Sachs International	2.91%	NASDAQ Biotechnology Index®	683,761
2,668,936	12/6/2019	Morgan Stanley & Co. International plc	2.46%	iShares® Nasdaq Biotechnology ETF	80,716
7,546,638	12/6/2019	Morgan Stanley & Co. International plc	2.86%	NASDAQ Biotechnology Index®	131,983
45,149,694	11/6/2019	Societe Generale	3.01%	NASDAQ Biotechnology Index®	5,349,880
62,529,298	11/6/2019	UBS AG	2.51%	NASDAQ Biotechnology Index®	1,989,390
365,489,458					8,405,700
				Total Unrealized Appreciation	11,847,082
				Total Unrealized Depreciation	(3,441,382)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 82.1%

Electric Utilities - 0.5%
OGE Energy Corp.	11,781	500,928

Energy Equipment & Services - 8.9%
Apergy Corp.*	4,563	191,555
Baker Hughes a GE Co.	30,277	798,707
Core Laboratories NV	2,609	169,089
Dril-Quip, Inc.*	2,110	89,907
Ensco plc, Class A	25,775	105,678
Halliburton Co.	51,667	1,585,660
Helmerich & Payne, Inc.	6,432	348,614
KLX Energy Services Holdings, Inc.*	1,319	34,769
Nabors Industries Ltd.	19,200	62,208
National Oilwell Varco, Inc.	22,611	636,274
Oceaneering International, Inc.*	5,809	89,749
Patterson-UTI Energy, Inc.	12,820	169,993
Rowan Cos. plc, Class A*	7,492	84,735
Schlumberger Ltd.	81,739	3,601,420
TechnipFMC plc	25,121	559,947
Transocean Ltd.*	29,837	243,768
US Silica Holdings, Inc.(b)	4,570	68,093
Weatherford International plc*	59,030	38,110
		8,878,276
Oil, Gas & Consumable Fuels - 72.4%
Anadarko Petroleum Corp.	29,762	1,294,647
Antero Resources Corp.*	13,104	113,481
Apache Corp.	22,385	742,734
Cabot Oil & Gas Corp.	25,430	626,087
Centennial Resource Development, Inc., Class A*	11,222	101,783
Cheniere Energy, Inc.*	13,031	839,848
Chesapeake Energy Corp.*	61,547	182,179
Chevron Corp.	112,689	13,475,351
Cimarex Energy Co.	5,902	424,413
CNX Resources Corp.*	12,006	127,264
Concho Resources, Inc.	11,812	1,299,320
ConocoPhillips	67,908	4,607,558
Continental Resources, Inc.*	5,102	227,600
Delek US Holdings, Inc.	4,446	157,299
Devon Energy Corp.	27,612	814,830
Diamondback Energy, Inc.	9,107	937,383
EOG Resources, Inc.	34,231	3,217,714
EQT Corp.	14,995	271,709
Equitrans Midstream Corp.	11,997	211,627
Exxon Mobil Corp.	249,655	19,730,235
Gulfport Energy Corp.*	9,311	71,322
Hess Corp.	14,686	849,585
HollyFrontier Corp.	9,400	481,280
Kinder Morgan, Inc.	111,936	2,144,694
Marathon Oil Corp.	49,025	813,815
Marathon Petroleum Corp.	40,737	2,526,101
Matador Resources Co.*	6,105	113,553
Murphy Oil Corp.	9,599	277,411
Noble Energy, Inc.	28,305	626,956
Oasis Petroleum, Inc.*	15,771	88,160
Occidental Petroleum Corp.	44,527	2,945,461
ONEOK, Inc.	24,260	1,558,948
Parsley Energy, Inc., Class A*	15,535	281,805
PBF Energy, Inc., Class A	7,071	219,696
PDC Energy, Inc.*	3,897	144,462
Phillips 66	25,017	2,410,638
Pioneer Natural Resources Co.	10,054	1,417,111
QEP Resources, Inc.*	13,959	108,322
Range Resources Corp.	12,212	130,668
SemGroup Corp., Class A	3,874	60,977
SM Energy Co.	6,083	99,396
Southwestern Energy Co.*	34,280	145,004
Targa Resources Corp.	13,528	544,367
Valero Energy Corp.	25,022	2,040,794
Whiting Petroleum Corp.*	5,367	130,794
Williams Cos., Inc. (The)	71,394	1,905,506
World Fuel Services Corp.	3,965	109,791
WPX Energy, Inc.*	23,299	287,510
		71,937,189
Semiconductors & Semiconductor Equipment - 0.3%
First Solar, Inc.*	4,452	233,953

TOTAL COMMON STOCKS (Cost $98,947,635)		81,550,346

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $46,589)	46,589	46,589

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 15.8%

REPURCHASE AGREEMENTS(e) - 15.8%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $15,705,980 (Cost $15,704,890)	15,704,890	15,704,890

Total Investments - 97.9% (Cost $114,699,114)		97,301,825
Other Assets Less Liabilities - 2.1%		2,125,699
Net Assets - 100.0%		99,427,524

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $22,238,217.

(b)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $44,074, collateralized in the form of cash with a value of $46,589 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)          The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $46,589.

(d)         Represents less than 0.05% of net assets.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
9,549,384	11/6/2019	Bank of America NA	2.51%	iShares® U.S. Energy ETF	361,901
19,342,362	11/6/2019	Bank of America NA	2.81%	Dow Jones U.S. Oil & GasSM Index	736,612
7,845,521	11/6/2019	Citibank NA	2.71%	Dow Jones U.S. Oil & GasSM Index	160,311
7,002,104	11/13/2019	Credit Suisse International	3.11%	Dow Jones U.S. Oil & GasSM Index	(97,601)
2,080,113	12/7/2020	Deutsche Bank AG	2.91%	Dow Jones U.S. Oil & GasSM Index	(19,248)
1,431,495	11/6/2019	Goldman Sachs International	2.91%	Dow Jones U.S. Oil & GasSM Index	(78,355)
12,664,698	11/6/2019	Goldman Sachs International	2.44%	iShares® U.S. Energy ETF	(339,068)
3,970,767	12/6/2019	Morgan Stanley & Co. International plc	2.56%	iShares® U.S. Energy ETF	(289,881)
5,650,937	11/13/2019	Morgan Stanley & Co. International plc	3.01%	Dow Jones U.S. Oil & GasSM Index	(1,792,761)
31,810,173	11/6/2019	Societe Generale	2.91%	Dow Jones U.S. Oil & GasSM Index	98,077
16,110,016	11/6/2019	UBS AG	3.01%	Dow Jones U.S. Oil & GasSM Index	(3,205,029)
117,457,570					(4,465,042)
				Total Unrealized Appreciation	1,356,901
				Total Unrealized Depreciation	(5,821,943)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra QQQ

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 81.8%

Airlines - 0.4%
American Airlines Group, Inc.	85,883	3,060,011
United Continental Holdings, Inc.*	50,873	4,467,158
		7,527,169
Automobiles - 0.6%
Tesla, Inc.*	32,083	10,262,710

Beverages - 2.1%
Monster Beverage Corp.*	103,123	6,582,341
PepsiCo, Inc.	266,368	30,802,796
		37,385,137
Biotechnology - 5.1%
Alexion Pharmaceuticals, Inc.*	41,587	5,627,969
Amgen, Inc.	118,861	22,593,099
Biogen, Inc.*	37,602	12,333,832
BioMarin Pharmaceutical, Inc.*	33,232	3,099,217
Celgene Corp.*	130,486	10,845,996
Gilead Sciences, Inc.	241,155	15,679,898
Incyte Corp.*	39,692	3,422,641
Regeneron Pharmaceuticals, Inc.*	19,850	8,550,189
Vertex Pharmaceuticals, Inc.*	47,648	8,993,560
		91,146,401
Commercial Services & Supplies - 0.2%
Cintas Corp.	19,953	4,122,290

Communications Equipment - 2.5%
Cisco Systems, Inc.	838,938	43,431,820

Electric Utilities - 0.3%
Xcel Energy, Inc.	95,962	5,264,475

Entertainment - 3.6%
Activision Blizzard, Inc.	142,287	5,995,974
Electronic Arts, Inc.*	56,368	5,398,927
NetEase, Inc., ADR	13,672	3,051,864
Netflix, Inc.*	81,445	29,165,454
Take-Two Interactive Software, Inc.*	21,243	1,853,664
Twenty-First Century Fox, Inc., Class A	197,355	9,952,613
Twenty-First Century Fox, Inc., Class B	149,074	7,477,552
		62,896,048
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	81,759	17,883,964
Walgreens Boots Alliance, Inc.	177,206	12,615,295
		30,499,259
Food Products - 1.2%
Kraft Heinz Co. (The)	227,408	7,547,672
Mondelez International, Inc., Class A	271,195	12,789,556
		20,337,228
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc.*	14,925	3,865,127
IDEXX Laboratories, Inc.*	16,122	3,402,226
Intuitive Surgical, Inc.*	21,296	11,661,902
		18,929,255
Health Care Providers & Services - 0.1%
Covetrus, Inc.*	5	179
Henry Schein, Inc.*	28,450	1,687,085
		1,687,264
Health Care Technology - 0.2%
Cerner Corp.*	61,559	3,444,226

Hotels, Restaurants & Leisure - 1.5%
Marriott International, Inc., Class A	63,687	7,978,070
Starbucks Corp.	231,329	16,253,176
Wynn Resorts Ltd.	20,263	2,564,080
		26,795,326
Insurance - 0.2%
Willis Towers Watson plc	24,263	4,173,721

Interactive Media & Services - 11.2%
Alphabet, Inc., Class A*	51,634	58,168,283
Alphabet, Inc., Class C*	59,187	66,284,705
Baidu, Inc., ADR*	52,388	8,515,145
Facebook, Inc., Class A*	407,116	65,728,878
		198,697,011
Internet & Direct Marketing Retail - 9.7%
Amazon.com, Inc.*	82,242	134,862,899
Booking Holdings, Inc.*	8,636	14,655,637
Ctrip.com International Ltd., ADR*	90,900	3,102,417
eBay, Inc.	179,453	6,666,679
Expedia Group, Inc.	25,381	3,129,731
JD.com, Inc., ADR*	172,460	4,778,867
MercadoLibre, Inc.*	8,431	3,868,058
		171,064,288
IT Services - 3.2%
Automatic Data Processing, Inc.	81,682	12,499,796
Cognizant Technology Solutions Corp., Class A	108,006	7,666,266
Fiserv, Inc.*	74,370	6,298,395
Paychex, Inc.	67,030	5,162,651
PayPal Holdings, Inc.*	219,505	21,526,855
VeriSign, Inc.*	22,566	4,017,651
		57,171,614
Leisure Products - 0.1%
Hasbro, Inc.	23,619	2,005,253

Life Sciences Tools & Services - 0.5%
Illumina, Inc.*	27,423	8,577,092

Machinery - 0.3%
PACCAR, Inc.	65,232	4,422,730

Media - 3.2%
Charter Communications, Inc., Class A*	42,765	14,750,076
Comcast Corp., Class A	847,330	32,766,251
Liberty Global plc, Class A*	38,151	1,005,279
Liberty Global plc, Class C*	100,493	2,551,518
Sirius XM Holdings, Inc.	829,239	4,917,387
		55,990,511
Multiline Retail - 0.2%
Dollar Tree, Inc.*	44,411	4,278,112

Pharmaceuticals - 0.1%
Mylan NV*	96,232	2,539,562

Professional Services - 0.2%
Verisk Analytics, Inc.*	30,715	3,883,297

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Road & Rail - 0.8%
CSX Corp.	157,402	11,438,404
JB Hunt Transport Services, Inc.	20,393	2,195,714
		13,634,118
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc.*	186,581	4,390,251
Analog Devices, Inc.	69,027	7,383,128
Applied Materials, Inc.	183,451	7,033,512
ASML Holding NV (Registered), NYRS	12,663	2,315,683
Broadcom, Inc.	77,192	21,255,589
Intel Corp.	851,872	45,115,141
KLA-Tencor Corp.	28,574	3,300,011
Lam Research Corp.	28,958	5,099,214
Maxim Integrated Products, Inc.	51,688	2,813,378
Microchip Technology, Inc.	44,125	3,833,139
Micron Technology, Inc.*	211,575	8,649,186
NVIDIA Corp.	113,735	17,544,761
NXP Semiconductors NV	61,346	5,602,117
QUALCOMM, Inc.	226,484	12,091,981
Skyworks Solutions, Inc.	33,123	2,704,824
Texas Instruments, Inc.	179,317	18,968,152
Xilinx, Inc.	47,174	5,910,902
		174,010,969
Software - 11.7%
Adobe, Inc.*	91,227	23,947,087
Autodesk, Inc.*	40,751	6,642,820
Cadence Design Systems, Inc.*	52,679	3,015,873
Check Point Software Technologies Ltd.*	29,172	3,567,736
Citrix Systems, Inc.	25,160	2,654,380
Intuit, Inc.	48,418	11,965,540
Microsoft Corp.	1,290,614	144,587,486
Symantec Corp.	119,071	2,677,907
Synopsys, Inc.*	27,739	2,820,502
Workday, Inc., Class A*	27,776	5,497,704
		207,377,035
Specialty Retail - 0.9%
O’Reilly Automotive, Inc.*	14,938	5,556,339
Ross Stores, Inc.	69,675	6,607,280
Ulta Beauty, Inc.*	11,155	3,485,826
		15,649,445
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	798,946	138,337,500
NetApp, Inc.	47,022	3,065,834
Western Digital Corp.	53,916	2,711,975
		144,115,309
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.*	22,879	3,441,459

Trading Companies & Distributors - 0.2%
Fastenal Co.	53,503	3,367,479

Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc.*	158,260	11,427,955

TOTAL COMMON STOCKS (Cost $1,565,611,202)		1,449,555,568

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 13.6%

REPURCHASE AGREEMENTS(b) - 13.6%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $241,624,780 (Cost $241,608,022)	241,608,022	241,608,022

Total Investments - 95.4% (Cost $1,807,219,224)		1,691,163,590
Other Assets Less Liabilities - 4.6%		80,783,337
Net Assets - 100.0%		1,771,946,927

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $253,692,494.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR                     American Depositary Receipt

NYRS              New York Registry Shares

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra QQQ had the following open long futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	1,574	3/15/2019	USD	$223,649,660	$15,215,899

Swap Agreements

Ultra QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
18,554,789	11/6/2019	Bank of America NA	2.61%	NASDAQ-100 Index®	(26,108,019)
170,887,230	11/6/2019	BNP Paribas SA	3.01%	NASDAQ-100 Index®	(3,558,061)
189,245,474	11/6/2019	Citibank NA	2.93%	NASDAQ-100 Index®	(14,892,896)
121,073,230	11/6/2020	Credit Suisse International	3.11%	NASDAQ-100 Index®	(8,657,803)
378,787,227	11/6/2020	Deutsche Bank AG	3.01%	NASDAQ-100 Index®	31,193,381
301,007,770	11/6/2019	Goldman Sachs International	2.76%	PowerShares QQQ TrustSM, Series 1	18,107,440
344,013,957	11/6/2020	Goldman Sachs International	2.96%	NASDAQ-100 Index®	18,775,455
11,693,564	11/6/2019	Morgan Stanley & Co. International plc	3.11%	NASDAQ-100 Index®	5,580,458
83,021,750	11/6/2019	Morgan Stanley & Co. International plc	2.91%	PowerShares QQQ TrustSM, Series 1	(4,795,367)
161,758,947	11/6/2019	Societe Generale	3.16%	NASDAQ-100 Index®	4,842,944
90,859,946	11/6/2020	UBS AG	3.01%	NASDAQ-100 Index®	(14,254,272)
1,870,903,884					6,233,260
				Total Unrealized Appreciation	78,499,678
				Total Unrealized Depreciation	(72,266,418)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 79.0%

Equity Real Estate Investment Trusts (REITs) - 71.9%
Acadia Realty Trust	8,020	228,490
Alexandria Real Estate Equities, Inc.	10,580	1,437,716
American Campus Communities, Inc.	13,475	607,183
American Homes 4 Rent, Class A	25,315	552,880
American Tower Corp.	43,315	7,629,937
Apartment Investment & Management Co., Class A	14,841	726,170
Apple Hospitality REIT, Inc.	21,147	348,503
AvalonBay Communities, Inc.	13,592	2,645,411
Boston Properties, Inc.	15,188	2,015,296
Brandywine Realty Trust	17,563	276,090
Brixmor Property Group, Inc.	29,482	514,756
Camden Property Trust	9,157	898,210
Colony Capital, Inc.	48,217	268,087
Columbia Property Trust, Inc.	11,601	250,930
CoreCivic, Inc.	11,672	247,213
CoreSite Realty Corp.	3,609	369,020
Corporate Office Properties Trust	10,703	278,171
Cousins Properties, Inc.	41,340	393,557
Crown Castle International Corp.	40,794	4,844,287
CubeSmart	18,321	561,355
CyrusOne, Inc.	10,407	518,685
DiamondRock Hospitality Co.	20,449	218,600
Digital Realty Trust, Inc.	20,285	2,294,639
Douglas Emmett, Inc.	15,885	613,161
Duke Realty Corp.	35,235	1,041,899
EastGroup Properties, Inc.	3,543	374,353
EPR Properties	7,310	537,139
Equinix, Inc.	7,906	3,348,191
Equity Commonwealth	11,946	390,037
Equity LifeStyle Properties, Inc.	8,826	958,857
Equity Residential	36,231	2,669,862
Essex Property Trust, Inc.	6,497	1,818,120
Extra Space Storage, Inc.	12,440	1,193,494
Federal Realty Investment Trust	7,262	970,131
First Industrial Realty Trust, Inc.	12,422	416,385
Gaming and Leisure Properties, Inc.	19,789	719,924
GEO Group, Inc. (The)	11,976	272,095
HCP, Inc.	46,971	1,445,298
Healthcare Realty Trust, Inc.	12,316	389,801
Healthcare Trust of America, Inc., Class A	20,350	579,771
Highwoods Properties, Inc.	10,180	471,436
Hospitality Properties Trust	16,170	437,722
Host Hotels & Resorts, Inc.	73,039	1,432,295
Hudson Pacific Properties, Inc.	15,415	512,086
Invitation Homes, Inc.	29,177	671,071
Iron Mountain, Inc.	28,146	996,931
JBG SMITH Properties	10,701	431,143
Kilroy Realty Corp.	9,908	730,319
Kimco Realty Corp.	41,438	728,894
Lamar Advertising Co., Class A	8,367	649,028
Lexington Realty Trust	20,682	192,136
Liberty Property Trust	14,535	687,942
Life Storage, Inc.	4,582	447,203
Macerich Co. (The)	10,403	453,571
Mack-Cali Realty Corp.	8,883	186,632
Medical Properties Trust, Inc.	35,887	654,220
Mid-America Apartment Communities, Inc.	11,195	1,159,578
National Health Investors, Inc.	4,153	324,059
National Retail Properties, Inc.	15,649	815,313
Omega Healthcare Investors, Inc.	19,736	708,522
Outfront Media, Inc.	13,713	307,720
Paramount Group, Inc.	20,064	288,119
Park Hotels & Resorts, Inc.	19,786	618,115
Pebblebrook Hotel Trust	12,598	403,262
Physicians Realty Trust	17,929	323,977
Piedmont Office Realty Trust, Inc., Class A	12,624	258,413
PotlatchDeltic Corp.	5,938	213,709
Prologis, Inc.	61,906	4,337,134
Public Storage	14,745	3,118,420
Rayonier, Inc.	12,732	375,212
Realty Income Corp.	29,027	2,007,507
Regency Centers Corp.	16,662	1,087,196
Retail Properties of America, Inc., Class A	21,189	264,015
RLJ Lodging Trust	17,250	320,332
Ryman Hospitality Properties, Inc.	5,048	408,838
Sabra Health Care REIT, Inc.	17,531	317,662
SBA Communications Corp.*	11,143	2,011,980
Senior Housing Properties Trust	23,378	302,745
Simon Property Group, Inc.	30,415	5,509,981
SITE Centers Corp.	14,347	191,532
SL Green Realty Corp.	8,385	760,687
Spirit Realty Capital, Inc.	8,429	325,697
STORE Capital Corp.	18,633	605,014
Sun Communities, Inc.	8,490	964,209
Sunstone Hotel Investors, Inc.	22,444	337,782
Tanger Factory Outlet Centers, Inc.	9,235	199,384
Taubman Centers, Inc.	6,004	320,494
UDR, Inc.	27,097	1,203,649
Uniti Group, Inc.	17,600	169,664
Urban Edge Properties	11,241	218,300
Ventas, Inc.	35,053	2,199,576
VEREIT, Inc.	95,143	758,290
VICI Properties, Inc.	35,422	754,843
Vornado Realty Trust	17,027	1,146,087
Washington REIT	7,851	207,973
Weingarten Realty Investors	11,735	338,085
Welltower, Inc.	36,940	2,745,011
Weyerhaeuser Co.	73,690	1,834,144
WP Carey, Inc.	15,838	1,169,953
Xenia Hotels & Resorts, Inc.	11,068	216,158
		97,694,674
Mortgage Real Estate Investment Trusts (REITs) - 3.8%
AGNC Investment Corp.	51,915	916,300
Annaly Capital Management, Inc.	136,475	1,382,492
Blackstone Mortgage Trust, Inc., Class A	11,896	410,174
Chimera Investment Corp.	18,389	340,013
Invesco Mortgage Capital, Inc.	10,980	174,802
MFA Financial, Inc.	44,208	321,392
New Residential Investment Corp.	35,927	594,232
Starwood Property Trust, Inc.	27,078	607,359
Two Harbors Investment Corp.	24,395	338,359
		5,085,123
Professional Services - 1.2%
CoStar Group, Inc.*	3,582	1,638,872

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Real Estate Management & Development - 2.1%
CBRE Group, Inc., Class A*	31,182	1,551,616
Howard Hughes Corp. (The)*	3,852	429,036
Jones Lang LaSalle, Inc.	4,480	739,738
Realogy Holdings Corp.(b)	11,617	157,991
		2,878,381
TOTAL COMMON STOCKS (Cost $117,468,108)		107,297,050

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $116,152)	116,152	116,152

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 12.7%

REPURCHASE AGREEMENTS(d) - 12.7%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $17,300,232 (Cost $17,299,031)	17,299,031	17,299,031

Total Investments - 91.8% (Cost $134,883,291)		124,712,233
Other Assets Less Liabilities - 8.2%		11,117,434
Net Assets - 100.0%		135,829,667

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $17,475,260.

(b)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $110,854, collateralized in the form of cash with a value of $116,152 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)          The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $116,152.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
11,239,312	11/6/2019	Bank of America NA	3.46%	Dow Jones U.S. Real EstateSM Index	1,918,315
30,079,707	11/6/2020	Bank of America NA	2.76%	iShares® U.S. Real Estate ETF	1,311,062
4,073,049	11/6/2020	Citibank NA	3.11%	Dow Jones U.S. Real EstateSM Index	187,361
29,232,671	11/6/2020	Credit Suisse International	3.11%	Dow Jones U.S. Real EstateSM Index	2,270,250
29,630,321	11/13/2020	Deutsche Bank AG	2.96%	Dow Jones U.S. Real EstateSM Index	1,865,808
3,344,588	11/6/2020	Goldman Sachs International	2.91%	Dow Jones U.S. Real EstateSM Index	148,588
6,791,199	11/13/2019	Goldman Sachs International	2.44%	iShares® U.S. Real Estate ETF	271,064
169,619	12/6/2019	Morgan Stanley & Co. International plc	2.91%	Dow Jones U.S. Real EstateSM Index	9,636
744,273	11/13/2019	Morgan Stanley & Co. International plc	2.46%	iShares® U.S. Real Estate ETF	(2,374,074)
26,817,552	11/6/2020	Societe Generale	2.96%	Dow Jones U.S. Real EstateSM Index	2,161,189
22,761,151	1/6/2020	UBS AG	2.86%	Dow Jones U.S. Real EstateSM Index	1,447,091
164,883,442					9,216,290
				Total Unrealized Appreciation	11,590,364
				Total Unrealized Depreciation	(2,374,074)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 73.6%

Aerospace & Defense - 0.9%
AAR Corp.	2,194	80,147
Aerojet Rocketdyne Holdings, Inc.*	4,845	180,476
Aerovironment, Inc.*	1,416	112,813
Astronics Corp.*	1,423	51,185
Axon Enterprise, Inc.*	3,848	207,138
Cubic Corp.	1,694	104,520
Ducommun, Inc.*	714	30,295
Esterline Technologies Corp.*	1,746	212,576
KeyW Holding Corp. (The)*	3,250	24,050
Kratos Defense & Security Solutions, Inc.*	5,877	101,026
Maxar Technologies, Inc.(b)	3,802	27,793
Mercury Systems, Inc.*	3,137	199,262
Moog, Inc., Class A	2,144	201,450
National Presto Industries, Inc.(c)	330	37,006
Sparton Corp.*	642	11,864
Triumph Group, Inc.	3,254	75,363
Vectrus, Inc.*	742	20,004
Wesco Aircraft Holdings, Inc.*	3,613	30,674
		1,707,642
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc.*	3,905	90,869
Atlas Air Worldwide Holdings, Inc.*	1,584	85,124
Echo Global Logistics, Inc.*	1,872	44,966
Forward Air Corp.	1,963	126,908
Hub Group, Inc., Class A*	2,182	93,782
Radiant Logistics, Inc.*	2,600	16,614
		458,263
Airlines - 0.4%
Allegiant Travel Co.	863	114,002
Hawaiian Holdings, Inc.	3,273	97,372
Mesa Air Group, Inc.*	743	7,482
SkyWest, Inc.	3,401	183,790
Spirit Airlines, Inc.*	4,586	257,963
		660,609
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.*	7,441	119,800
Cooper Tire & Rubber Co.	3,389	108,312
Cooper-Standard Holdings, Inc.*	1,189	71,471
Dana, Inc.	9,745	192,464
Dorman Products, Inc.*	1,791	144,892
Fox Factory Holding Corp.*	2,410	152,746
Gentherm, Inc.*	2,329	95,489
LCI Industries	1,635	133,220
Modine Manufacturing Co.*	3,308	49,719
Motorcar Parts of America, Inc.*	1,273	26,338
Shiloh Industries, Inc.*	982	6,118
Standard Motor Products, Inc.	1,416	69,809
Stoneridge, Inc.*	1,835	54,261
Superior Industries International, Inc.	1,652	10,226
Tenneco, Inc., Class A	3,395	117,467
Tower International, Inc.	1,326	34,012
		1,386,344
Automobiles - 0.0%(d)
Winnebago Industries, Inc.	2,067	67,446

Banks - 7.2%
1st Constitution Bancorp	490	9,148
1st Source Corp.	1,049	49,880
ACNB Corp.	457	18,006
Allegiance Bancshares, Inc.*	783	29,958
Amalgamated Bank, Class A	787	13,938
American National Bankshares, Inc.	550	19,690
Ameris Bancorp	2,827	115,257
Ames National Corp.	577	16,058
Arrow Financial Corp.	816	28,903
Atlantic Capital Bancshares, Inc.*	1,703	32,834
Auburn National Bancorporation, Inc.(c)	155	5,227
Banc of California, Inc.	2,873	49,760
BancFirst Corp.	1,200	67,656
Bancorp, Inc. (The)*	3,364	30,511
BancorpSouth Bank	6,286	204,861
Bank of Commerce Holdings	1,037	11,770
Bank of Marin Bancorp	909	40,450
Bank of NT Butterfield & Son Ltd. (The)	3,654	148,864
Bank of Princeton (The)	384	12,491
Bankwell Financial Group, Inc.	412	12,471
Banner Corp.	2,141	133,020
Bar Harbor Bankshares	1,019	26,311
Baycom Corp.*	684	15,780
BCB Bancorp, Inc.	907	11,900
Berkshire Hills Bancorp, Inc.	2,720	85,190
Blue Hills Bancorp, Inc.	1,538	38,265
Boston Private Financial Holdings, Inc.	5,545	65,930
Bridge Bancorp, Inc.	1,107	36,498
Brookline Bancorp, Inc.	5,275	84,294
Bryn Mawr Bank Corp.	1,329	54,170
Business First Bancshares, Inc.	716	17,699
Byline Bancorp, Inc.*	1,089	22,259
C&F Financial Corp.	223	11,505
Cadence Bancorp	8,026	160,440
Cambridge Bancorp(c)	245	20,333
Camden National Corp.	1,026	46,016
Capital Bancorp, Inc.*	425	5,019
Capital City Bank Group, Inc.	767	18,930
Capstar Financial Holdings, Inc.	524	8,782
Carolina Financial Corp.	1,408	51,561
Cathay General Bancorp	5,165	200,609
CB Financial Services, Inc.(c)	314	8,123
CBTX, Inc.	1,245	41,471
CenterState Bank Corp.	6,115	161,803
Central Pacific Financial Corp.	1,888	55,092
Central Valley Community Bancorp	772	15,031
Century Bancorp, Inc., Class A	189	14,619
Chemical Financial Corp.	4,759	218,105
Chemung Financial Corp.	221	10,294
Citizens & Northern Corp.	796	20,887
City Holding Co.	1,058	84,788
Civista Bancshares, Inc.	918	19,581
CNB Financial Corp.	969	26,938
Coastal Financial Corp.*	425	6,949
Codorus Valley Bancorp, Inc.	606	13,744
Columbia Banking System, Inc.	4,891	185,271
Community Bank System, Inc.	3,359	217,630
Community Bankers Trust Corp.*	1,432	11,427

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Community Financial Corp. (The)	324	9,739
Community Trust Bancorp, Inc.	1,034	44,234
ConnectOne Bancorp, Inc.	2,016	43,485
County Bancorp, Inc.	340	6,491
Customers Bancorp, Inc.*	1,961	41,946
CVB Financial Corp.	7,470	170,241
Eagle Bancorp, Inc.*	2,136	126,430
Enterprise Bancorp, Inc.	644	20,428
Enterprise Financial Services Corp.	1,521	68,719
Equity Bancshares, Inc., Class A*	891	30,285
Esquire Financial Holdings, Inc.*	400	9,124
Evans Bancorp, Inc.	314	11,194
Farmers & Merchants Bancorp, Inc.	596	18,244
Farmers National Banc Corp.	1,694	24,936
FB Financial Corp.	1,093	38,747
Fidelity D&D Bancorp, Inc.	187	10,889
Fidelity Southern Corp.	1,463	47,664
Financial Institutions, Inc.	1,024	30,863
First Bancorp, Inc.	679	17,892
First Bancorp/NC	1,957	76,695
First Bancorp/PR	14,281	164,374
First Bancshares, Inc. (The)	826	27,060
First Bank	1,090	12,611
First Busey Corp.	2,922	78,719
First Business Financial Services, Inc.	553	12,199
First Choice Bancorp(c)	600	13,980
First Commonwealth Financial Corp.	6,658	93,611
First Community Bankshares, Inc.	1,059	37,965
First Community Corp.	477	9,564
First Financial Bancorp	6,379	176,890
First Financial Bankshares, Inc.(c)	4,338	281,319
First Financial Corp.	792	35,149
First Financial Northwest, Inc.	556	9,018
First Foundation, Inc.	2,548	38,857
First Guaranty Bancshares, Inc.(c)	322	6,727
First Internet Bancorp	650	14,040
First Interstate BancSystem, Inc., Class A	2,197	91,483
First Merchants Corp.	3,302	133,368
First Mid-Illinois Bancshares, Inc.	845	29,499
First Midwest Bancorp, Inc.	7,062	163,485
First Northwest Bancorp	637	10,268
First of Long Island Corp. (The)	1,640	38,310
First Savings Financial Group, Inc.	123	6,435
First United Corp.	457	7,906
Flushing Financial Corp.	1,833	42,544
Franklin Financial Network, Inc.	856	28,077
Fulton Financial Corp.	11,510	197,742
FVCBankcorp, Inc.*	126	2,236
German American Bancorp, Inc.	1,409	43,637
Glacier Bancorp, Inc.	5,674	248,635
Great Southern Bancorp, Inc.	737	41,736
Great Western Bancorp, Inc.	3,946	148,172
Guaranty Bancshares, Inc.	513	15,780
Hancock Whitney Corp.	5,684	248,277
Hanmi Financial Corp.	2,134	49,253
HarborOne Bancorp, Inc.*	969	15,630
Heartland Financial USA, Inc.	1,961	95,285
Heritage Commerce Corp.	2,667	37,258
Heritage Financial Corp.	2,439	80,292
Hilltop Holdings, Inc.	4,802	92,294
Home BancShares, Inc.	10,629	207,053
HomeTrust Bancshares, Inc.	1,171	31,886
Hope Bancorp, Inc.	8,314	121,218
Horizon Bancorp, Inc.	2,473	43,698
Howard Bancorp, Inc.*	871	11,558
IBERIABANK Corp.	3,708	290,077
Independent Bank Corp.	1,820	154,937
Independent Bank Corp./MI	1,467	34,108
Independent Bank Group, Inc.	2,188	126,816
International Bancshares Corp.	3,696	150,871
Investar Holding Corp.	594	14,458
Investors Bancorp, Inc.	16,154	203,056
Lakeland Bancorp, Inc.	3,008	50,324
Lakeland Financial Corp.	1,631	78,810
LCNB Corp.	601	10,217
LegacyTexas Financial Group, Inc.	3,176	132,534
Level One Bancorp, Inc.	349	8,062
Live Oak Bancshares, Inc.	1,698	27,525
Macatawa Bank Corp.	1,738	18,962
MB Financial, Inc.	5,541	250,841
MBT Financial Corp.	1,194	13,218
Mercantile Bank Corp.	1,085	37,574
Metropolitan Bank Holding Corp.*	439	16,915
Mid Penn Bancorp, Inc.	302	7,396
Middlefield Banc Corp.	199	8,348
Midland States Bancorp, Inc.	1,412	36,006
MidSouth Bancorp, Inc.	999	11,379
MidWestOne Financial Group, Inc.	742	23,069
MutualFirst Financial, Inc.	393	12,356
MVB Financial Corp.	567	8,675
National Bank Holdings Corp., Class A	1,920	69,370
National Bankshares, Inc.(c)	452	17,854
National Commerce Corp.*	1,192	52,078
NBT Bancorp, Inc.	2,850	110,095
Nicolet Bankshares, Inc.*	555	31,868
Northeast Bancorp	507	10,282
Northrim Bancorp, Inc.	454	17,030
Norwood Financial Corp.	382	11,704
Oak Valley Bancorp(c)	463	8,265
OFG Bancorp	2,892	59,835
Ohio Valley Banc Corp.	258	9,420
Old Line Bancshares, Inc.	1,047	29,986
Old National Bancorp	10,086	179,329
Old Second Bancorp, Inc.	1,937	27,660
Opus Bank	1,320	30,056
Origin Bancorp, Inc.	1,161	41,866
Orrstown Financial Services, Inc.	497	10,149
Pacific City Financial Corp.	789	13,413
Pacific Mercantile Bancorp*	1,039	8,572
Pacific Premier Bancorp, Inc.	3,045	90,893
Park National Corp.	916	91,737
Parke Bancorp, Inc.	463	10,274
Peapack Gladstone Financial Corp.	1,226	35,652
Penns Woods Bancorp, Inc.	308	13,509
Peoples Bancorp of North Carolina, Inc.	311	8,770
Peoples Bancorp, Inc.	1,184	39,475
Peoples Financial Services Corp.	461	20,169
People’s Utah Bancorp	1,026	30,123
Preferred Bank	928	47,532
Premier Financial Bancorp, Inc.	789	13,074
QCR Holdings, Inc.	871	31,138
RBB Bancorp	922	19,961
Reliant Bancorp, Inc.	676	14,831

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Renasant Corp.	3,219	123,223
Republic Bancorp, Inc., Class A	642	29,044
Republic First Bancorp, Inc.*	2,937	18,797
S&T Bancorp, Inc.	2,300	95,174
Sandy Spring Bancorp, Inc.	2,315	81,187
SB One Bancorp	474	11,210
Seacoast Banking Corp. of Florida*	3,067	89,004
Select Bancorp, Inc.*	1,036	11,986
ServisFirst Bancshares, Inc.	3,109	108,722
Shore Bancshares, Inc.	839	13,214
Sierra Bancorp	946	25,495
Simmons First National Corp., Class A	6,049	162,295
SmartFinancial, Inc.*	762	14,950
South State Corp.	2,436	173,083
Southern First Bancshares, Inc.*	460	17,526
Southern National Bancorp of Virginia, Inc.	1,303	20,653
Southside Bancshares, Inc.	2,219	77,044
Spirit of Texas Bancshares, Inc.*	608	13,133
Stock Yards Bancorp, Inc.	1,438	51,222
Summit Financial Group, Inc.	737	17,990
Tompkins Financial Corp.	982	78,963
Towne Bank	4,407	121,501
TriCo Bancshares	1,703	68,495
TriState Capital Holdings, Inc.*	1,639	37,058
Triumph Bancorp, Inc.*	1,603	54,294
Trustmark Corp.	4,454	158,028
UMB Financial Corp.	3,028	208,357
Union Bankshares Corp.	5,159	183,506
Union Bankshares, Inc.(c)	262	12,183
United Bankshares, Inc.	6,677	256,330
United Community Banks, Inc.	5,232	144,874
United Security Bancshares	873	9,428
Unity Bancorp, Inc.	513	11,332
Univest Financial Corp.	1,925	51,032
Valley National Bancorp	21,554	227,610
Veritex Holdings, Inc.	2,948	82,573
Washington Trust Bancorp, Inc.	1,005	52,662
WesBanco, Inc.	3,490	148,081
West Bancorporation, Inc.	1,060	24,507
Westamerica Bancorp	1,725	110,883
		13,416,494
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	551	172,220
Castle Brands, Inc.*(c)	6,157	5,418
Celsius Holdings, Inc.*(c)	1,525	5,429
Coca-Cola Consolidated, Inc.	315	78,076
Craft Brew Alliance, Inc.*	854	14,561
MGP Ingredients, Inc.(c)	881	72,110
National Beverage Corp.(c)	783	53,706
Primo Water Corp.*	2,192	32,157
		433,677
Biotechnology - 4.6%
Abeona Therapeutics, Inc.*(c)	2,091	14,679
ACADIA Pharmaceuticals, Inc.*	6,543	173,389
Acceleron Pharma, Inc.*	2,580	113,623
Achaogen, Inc.*(c)	2,099	1,522
Achillion Pharmaceuticals, Inc.*	9,080	22,791
Acorda Therapeutics, Inc.*	2,908	42,864
Adamas Pharmaceuticals, Inc.*(c)	1,484	16,606
ADMA Biologics, Inc.*(c)	1,290	5,276
Aduro Biotech, Inc.*	4,281	18,408
Adverum Biotechnologies, Inc.*	3,634	14,718
Aeglea BioTherapeutics, Inc.*	1,101	9,204
Agenus, Inc.*	5,815	17,968
AgeX Therapeutics, Inc.*(c)	593	2,520
Aimmune Therapeutics, Inc.*	2,925	70,463
Akebia Therapeutics, Inc.*	5,707	41,547
Albireo Pharma, Inc.*	606	17,041
Alder Biopharmaceuticals, Inc.*	3,896	49,947
Aldeyra Therapeutics, Inc.*	1,415	11,433
Allakos, Inc.*(c)	559	22,338
Allena Pharmaceuticals, Inc.*	775	5,595
Allogene Therapeutics, Inc.*(c)	1,427	45,222
AMAG Pharmaceuticals, Inc.*	2,299	34,232
Amicus Therapeutics, Inc.*	12,611	152,593
AnaptysBio, Inc.*	1,412	97,244
Apellis Pharmaceuticals, Inc.*	2,414	36,572
Aptinyx, Inc.*	887	4,701
Arbutus Biopharma Corp.*	2,354	10,334
Arcus Biosciences, Inc.*	2,096	24,712
Ardelyx, Inc.*	2,922	8,211
Arena Pharmaceuticals, Inc.*	3,304	164,936
ArQule, Inc.*	7,240	23,675
Array BioPharma, Inc.*	13,778	316,067
Arrowhead Pharmaceuticals, Inc.*	5,810	113,411
Arsanis, Inc.*(c)	351	969
Atara Biotherapeutics, Inc.*	2,801	100,304
Athenex, Inc.*(c)	2,929	38,575
Athersys, Inc.*(c)	7,573	11,284
Audentes Therapeutics, Inc.*	2,476	75,815
AVEO Pharmaceuticals, Inc.*(c)	7,181	3,874
Avid Bioservices, Inc.*	3,394	13,203
Avrobio, Inc.*	407	6,781
Bellicum Pharmaceuticals, Inc.*	2,691	8,638
BioCryst Pharmaceuticals, Inc.*	7,285	60,174
Biohaven Pharmaceutical Holding Co. Ltd.*	1,890	83,122
BioSpecifics Technologies Corp.*	382	26,530
BioTime, Inc.*(c)	5,984	7,181
Blueprint Medicines Corp.*	2,760	226,844
Calithera Biosciences, Inc.*	2,073	11,505
Calyxt, Inc.*(c)	398	6,380
Cara Therapeutics, Inc.*(c)	2,172	37,033
CareDx, Inc.*	2,341	72,852
CASI Pharmaceuticals, Inc.*(c)	3,334	10,935
Catalyst Biosciences, Inc.*	791	6,739
Catalyst Pharmaceuticals, Inc.*	6,444	18,752
Celcuity, Inc.*	385	8,585
Cellular Biomedicine Group, Inc.*	776	14,837
ChemoCentryx, Inc.*	1,504	16,168
Chimerix, Inc.*	2,943	5,974
Clovis Oncology, Inc.*	3,178	96,230
Cohbar, Inc.*(c)(e)	1,586	5,043
Coherus Biosciences, Inc.*	3,469	49,745
Concert Pharmaceuticals, Inc.*	1,411	21,433
Constellation Pharmaceuticals, Inc.*	271	2,737
Corbus Pharmaceuticals Holdings, Inc.*(c)	3,332	23,124
Corvus Pharmaceuticals, Inc.*	924	4,472
Crinetics Pharmaceuticals, Inc.*(c)	465	11,113
CTI BioPharma Corp.*	3,410	3,478
Cue Biopharma, Inc.*(c)	1,175	7,520
Cytokinetics, Inc.*	3,066	22,137
CytomX Therapeutics, Inc.*	2,976	33,391

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Deciphera Pharmaceuticals, Inc.*	588	16,699
Denali Therapeutics, Inc.*(c)	3,040	66,150
Dicerna Pharmaceuticals, Inc.*	3,589	43,822
Dynavax Technologies Corp.*	4,163	38,300
Eagle Pharmaceuticals, Inc.*	702	35,149
Editas Medicine, Inc.*	3,071	63,355
Eidos Therapeutics, Inc.*(c)	488	9,013
Emergent BioSolutions, Inc.*	3,035	177,092
Enanta Pharmaceuticals, Inc.*	1,115	114,332
Epizyme, Inc.*	3,980	51,581
Equillium, Inc.*(c)	349	2,747
Esperion Therapeutics, Inc.*(c)	1,525	70,302
Evelo Biosciences, Inc.*(c)	935	8,219
Fate Therapeutics, Inc.*	4,057	63,735
Fennec Pharmaceuticals, Inc.*	772	5,134
FibroGen, Inc.*	5,074	293,277
Five Prime Therapeutics, Inc.*	2,236	25,893
Flexion Therapeutics, Inc.*	2,244	31,012
Fortress Biotech, Inc.*(c)	2,340	4,891
Forty Seven, Inc.*	547	9,135
G1 Therapeutics, Inc.*	1,520	28,059
Genomic Health, Inc.*	1,404	106,662
Geron Corp.*(c)	11,281	16,470
Global Blood Therapeutics, Inc.*	3,338	175,245
GlycoMimetics, Inc.*	2,276	27,972
Gritstone Oncology, Inc.*(c)	463	5,954
GTx, Inc.*(c)	337	337
Halozyme Therapeutics, Inc.*	8,318	143,485
Heron Therapeutics, Inc.*	4,592	121,550
Homology Medicines, Inc.*	1,147	33,814
Idera Pharmaceuticals, Inc.*	1,279	3,568
Immune Design Corp.*	2,254	13,118
ImmunoGen, Inc.*	9,585	45,241
Immunomedics, Inc.*	9,821	154,779
Inovio Pharmaceuticals, Inc.*(c)	5,539	20,273
Insmed, Inc.*	5,119	151,778
Insys Therapeutics, Inc.*(c)	1,795	11,291
Intellia Therapeutics, Inc.*(c)	2,212	33,689
Intercept Pharmaceuticals, Inc.*(c)	1,463	145,920
Intrexon Corp.*(c)	4,905	39,093
Invitae Corp.*	4,381	88,146
Iovance Biotherapeutics, Inc.*	7,047	72,373
Ironwood Pharmaceuticals, Inc.*	9,373	133,472
Jounce Therapeutics, Inc.*	1,052	4,681
Kadmon Holdings, Inc.*	6,640	19,721
Karyopharm Therapeutics, Inc.*	3,232	13,348
Kezar Life Sciences, Inc.*	349	7,102
Kindred Biosciences, Inc.*	2,068	22,376
Kiniksa Pharmaceuticals Ltd., Class A*	430	7,718
Kodiak Sciences, Inc.*	635	4,445
Kura Oncology, Inc.*	1,889	28,788
La Jolla Pharmaceutical Co.*(c)	1,430	8,151
Lexicon Pharmaceuticals, Inc.*	2,877	15,306
Ligand Pharmaceuticals, Inc.*	1,395	173,092
LogicBio Therapeutics, Inc.*	544	4,988
MacroGenics, Inc.*	2,618	52,360
Madrigal Pharmaceuticals, Inc.*(c)	463	60,783
Magenta Therapeutics, Inc.*(c)	261	3,422
MannKind Corp.*(c)	9,353	16,742
MediciNova, Inc.*(c)	2,662	24,357
MeiraGTx Holdings plc*	244	3,967
Mersana Therapeutics, Inc.*	838	4,617
Minerva Neurosciences, Inc.*	2,049	16,249
Miragen Therapeutics, Inc.*(c)	1,737	4,864
Mirati Therapeutics, Inc.*	1,344	97,843
Molecular Templates, Inc.*	815	4,042
Momenta Pharmaceuticals, Inc.*	5,171	72,859
Mustang Bio, Inc.*(c)	1,081	4,465
Myriad Genetics, Inc.*	4,684	145,345
NantKwest, Inc.*(c)	1,883	2,128
Natera, Inc.*	2,215	35,086
Neon Therapeutics, Inc.*	420	2,617
NewLink Genetics Corp.*	1,943	3,284
Novavax, Inc.*(c)	25,461	17,953
Nymox Pharmaceutical Corp.*	2,162	4,692
OPKO Health, Inc.*	21,568	54,998
Organovo Holdings, Inc.*(c)	7,617	8,074
Ovid therapeutics, Inc.*	880	1,813
Palatin Technologies, Inc.*(c)	13,534	13,372
PDL BioPharma, Inc.*	9,573	34,750
Pfenex, Inc.*	1,897	8,518
Pieris Pharmaceuticals, Inc.*	3,470	10,410
PolarityTE, Inc.*(c)	671	8,126
Portola Pharmaceuticals, Inc.*(c)	4,342	133,343
Principia Biopharma, Inc.*	380	13,460
Progenics Pharmaceuticals, Inc.*	5,636	24,911
Proteostasis Therapeutics, Inc.*(c)	2,293	9,447
Prothena Corp. plc*	2,684	35,966
PTC Therapeutics, Inc.*	3,011	104,000
Puma Biotechnology, Inc.*	1,942	54,007
Ra Pharmaceuticals, Inc.*	971	18,711
Radius Health, Inc.*	2,703	51,249
Recro Pharma, Inc.*	1,179	10,128
REGENXBIO, Inc.*	2,143	110,857
Repligen Corp.*	2,609	155,288
Replimune Group, Inc.*	500	6,860
Retrophin, Inc.*	2,756	62,175
Rhythm Pharmaceuticals, Inc.*	1,015	29,110
Rigel Pharmaceuticals, Inc.*	11,216	24,563
Rocket Pharmaceuticals, Inc.*(c)	1,393	24,252
Rubius Therapeutics, Inc.*	816	12,958
Sangamo Therapeutics, Inc.*	6,778	61,070
Savara, Inc.*	1,917	13,189
Scholar Rock Holding Corp.*	416	7,746
Selecta Biosciences, Inc.*	1,202	2,392
Seres Therapeutics, Inc.*	1,373	8,416
Solid Biosciences, Inc.*	816	8,723
Sorrento Therapeutics, Inc.*(c)	7,299	14,817
Spark Therapeutics, Inc.*	2,099	237,817
Spectrum Pharmaceuticals, Inc.*	6,725	72,697
Spero Therapeutics, Inc.*(c)	561	6,620
Spring Bank Pharmaceuticals, Inc.*	923	9,599
Stemline Therapeutics, Inc.*	1,884	20,667
Surface Oncology, Inc.*	752	3,181
Sutro Biopharma, Inc.*	425	3,740
Syndax Pharmaceuticals, Inc.*	934	5,763
Synlogic, Inc.*	1,027	8,925
Syros Pharmaceuticals, Inc.*	1,692	11,489
T2 Biosystems, Inc.*(c)	2,073	8,997
TG Therapeutics, Inc.*(c)	4,193	28,512
Tocagen, Inc.*	1,190	12,995
Translate Bio, Inc.*	650	6,630
Twist Bioscience Corp.*	334	7,271
Tyme Technologies, Inc.*(c)	6,946	16,879
Ultragenyx Pharmaceutical, Inc.*	3,186	204,350
UNITY Biotechnology, Inc.*(c)	1,660	16,600
Unum Therapeutics, Inc.*(c)	1,264	5,372

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Vanda Pharmaceuticals, Inc.*	3,426	69,342
Veracyte, Inc.*	1,888	38,156
Verastem, Inc.*(c)	4,602	13,852
Vericel Corp.*	2,870	53,698
Viking Therapeutics, Inc.*(c)	4,005	33,682
Vital Therapies, Inc.*(c)	2,032	482
Voyager Therapeutics, Inc.*	1,418	21,270
Xencor, Inc.*	3,118	94,600
XOMA Corp.*(c)	424	5,961
Y-mAbs Therapeutics, Inc.*	465	10,067
Zafgen, Inc.*	2,034	9,092
ZIOPHARM Oncology, Inc.*(c)	8,789	25,928
		8,648,770
Building Products - 0.9%
AAON, Inc.	2,753	109,735
Advanced Drainage Systems, Inc.	2,418	61,466
American Woodmark Corp.*	947	80,684
Apogee Enterprises, Inc.	1,846	65,884
Armstrong Flooring, Inc.*	1,418	20,334
Builders FirstSource, Inc.*	7,559	105,297
Caesarstone Ltd.	1,528	25,670
Continental Building Products, Inc.*	2,483	71,585
CSW Industrials, Inc.*	1,038	58,938
Gibraltar Industries, Inc.*	2,136	86,508
Griffon Corp.	2,301	41,050
Insteel Industries, Inc.	1,219	27,732
JELD-WEN Holding, Inc.*	4,535	91,652
Masonite International Corp.*	1,756	97,370
NCI Building Systems, Inc.*	2,844	19,965
Patrick Industries, Inc.*	1,543	69,759
PGT Innovations, Inc.*	3,788	57,123
Quanex Building Products Corp.	2,327	40,001
Simpson Manufacturing Co., Inc.	2,770	166,006
Trex Co., Inc.*	3,946	295,753
Universal Forest Products, Inc.	4,002	123,942
		1,716,454
Capital Markets - 1.0%
Arlington Asset Investment Corp., Class A	1,984	16,447
Artisan Partners Asset Management, Inc., Class A	3,203	84,239
Ashford, Inc.	43	2,630
Associated Capital Group, Inc., Class A	154	6,550
B. Riley Financial, Inc.	1,368	23,311
BlackRock Capital Investment Corp.	2	12
Blucora, Inc.*	3,176	85,403
BrightSphere Investment Group plc	5,373	76,028
Cohen & Steers, Inc.	1,494	62,389
Cowen, Inc.*	1,847	28,592
Diamond Hill Investment Group, Inc.	220	31,231
Donnelley Financial Solutions, Inc.*	2,250	31,972
Federated Investors, Inc., Class B	6,468	192,423
Focus Financial Partners, Inc., Class A*	1,253	47,426
GAIN Capital Holdings, Inc.(c)	1,829	12,620
GAMCO Investors, Inc., Class A	312	6,390
Greenhill & Co., Inc.	1,185	27,895
Hamilton Lane, Inc., Class A	1,115	52,048
Hercules Capital, Inc.	6	84
Houlihan Lokey, Inc.	2,259	103,869
INTL. FCStone, Inc.*	1,023	44,501
Investment Technology Group, Inc.	2,173	65,690
Ladenburg Thalmann Financial Services, Inc.	6,738	19,810
Moelis & Co., Class A	2,980	132,938
Oppenheimer Holdings, Inc., Class A	646	18,230
Piper Jaffray Cos.	956	66,882
PJT Partners, Inc., Class A	1,329	61,440
Prospect Capital Corp.	3	21
Pzena Investment Management, Inc., Class A	1,164	11,593
Safeguard Scientifics, Inc.*	1,285	13,942
Siebert Financial Corp.*(c)	496	6,250
Silvercrest Asset Management Group, Inc., Class A	555	8,319
Stifel Financial Corp.	4,640	252,580
Value Line, Inc.	74	1,487
Virtus Investment Partners, Inc.	463	47,370
Waddell & Reed Financial, Inc., Class A	5,195	96,159
Westwood Holdings Group, Inc.	553	21,373
WisdomTree Investments, Inc.	7,809	60,754
		1,820,898
Chemicals - 1.5%
Advanced Emissions Solutions, Inc.	1,235	14,598
AdvanSix, Inc.*	2,006	65,697
AgroFresh Solutions, Inc.*	2,107	9,081
American Vanguard Corp.	1,944	36,508
Amyris, Inc.*(c)	2,077	9,845
Balchem Corp.	2,142	190,060
Chase Corp.	488	47,116
Ferro Corp.*	5,554	107,692
Flotek Industries, Inc.*	3,676	11,763
FutureFuel Corp.	1,728	31,864
GCP Applied Technologies, Inc.*	4,806	144,036
Hawkins, Inc.	647	26,669
HB Fuller Co.	3,381	170,673
Ingevity Corp.*	2,835	326,649
Innophos Holdings, Inc.	1,297	43,060
Innospec, Inc.	1,617	132,368
Intrepid Potash, Inc.*	6,402	24,328
Koppers Holdings, Inc.*	1,374	33,787
Kraton Corp.*	2,067	73,544
Kronos Worldwide, Inc.	1,514	23,088
Livent Corp.*(c)	1,551	19,853
LSB Industries, Inc.*	1,440	10,152
Marrone Bio Innovations, Inc.*(c)	3,698	6,028
Minerals Technologies, Inc.	2,375	140,600
OMNOVA Solutions, Inc.*	2,926	23,847
PolyOne Corp.	5,326	173,734
PQ Group Holdings, Inc.*	2,442	40,000
Quaker Chemical Corp.	871	182,030
Rayonier Advanced Materials, Inc.	3,386	47,709
Sensient Technologies Corp.	2,842	183,877
Stepan Co.	1,358	127,788
Trecora Resources*	1,383	13,277
Tredegar Corp.	1,737	30,259
Trinseo SA	2,859	143,493
Tronox Ltd., Class A	6,251	73,949
Valhi, Inc.	1,689	6,840
		2,745,862

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	4,417	157,510
ACCO Brands Corp.	6,913	64,291
Advanced Disposal Services, Inc.*	4,841	128,383
Brady Corp., Class A	3,181	150,493
BrightView Holdings, Inc.*	1,653	22,315
Brink’s Co. (The)	3,359	265,092
Casella Waste Systems, Inc., Class A*	2,663	93,951
CECO Environmental Corp.*	2,025	15,430
Charah Solutions, Inc.*	478	2,897
Cimpress NV*	1,470	121,275
CompX International, Inc.	108	1,604
Covanta Holding Corp.	7,851	133,310
Deluxe Corp.	3,086	143,592
Ennis, Inc.	1,707	36,188
Healthcare Services Group, Inc.	4,936	188,456
Heritage-Crystal Clean, Inc.*	994	24,015
Herman Miller, Inc.	3,976	145,840
HNI Corp.	2,898	111,950
Interface, Inc.	3,942	69,970
Kimball International, Inc., Class B	2,417	37,923
Knoll, Inc.	3,233	68,410
LSC Communications, Inc.	2,188	18,510
Matthews International Corp., Class A	2,088	83,040
McGrath RentCorp	1,608	96,223
Mobile Mini, Inc.	2,972	107,022
MSA Safety, Inc.	2,279	235,626
Multi-Color Corp.	925	46,111
NL Industries, Inc.*	558	2,416
PICO Holdings, Inc.*	1,346	13,837
Pitney Bowes, Inc.	12,535	90,127
Quad/Graphics, Inc.	2,088	30,464
RR Donnelley & Sons Co.	4,704	25,308
SP Plus Corp.*	1,513	52,047
Steelcase, Inc., Class A	5,670	99,282
Team, Inc.*(c)	1,973	30,818
Tetra Tech, Inc.	3,699	222,014
UniFirst Corp.	1,019	146,553
US Ecology, Inc.	1,464	84,004
Viad Corp.	1,362	78,860
VSE Corp.	581	20,538
		3,465,695
Communications Equipment - 1.3%
Acacia Communications, Inc.*	1,831	97,684
ADTRAN, Inc.	3,199	48,049
Aerohive Networks, Inc.*	2,215	11,186
Applied Optoelectronics, Inc.*(c)	1,253	16,916
CalAmp Corp.*	2,248	31,247
Calix, Inc.*	2,986	24,485
Casa Systems, Inc.*	1,732	17,649
Ciena Corp.*	9,564	408,000
Clearfield, Inc.*	749	10,875
Comtech Telecommunications Corp.	1,539	40,784
DASAN Zhone Solutions, Inc.*	396	5,477
Digi International, Inc.*	1,791	23,641
Extreme Networks, Inc.*	7,824	64,313
Finisar Corp.*	7,833	191,830
Harmonic, Inc.*	5,557	30,675
Infinera Corp.*	10,074	51,478
InterDigital, Inc.	2,308	160,937
KVH Industries, Inc.*	1,082	12,292
Lumentum Holdings, Inc.*	4,955	246,511
NETGEAR, Inc.*	2,090	74,927
NetScout Systems, Inc.*	5,001	136,877
Plantronics, Inc.	2,216	111,332
Quantenna Communications, Inc.*	2,284	41,455
Ribbon Communications, Inc.*	3,606	18,571
ViaSat, Inc.*	3,697	279,308
Viavi Solutions, Inc.*	15,173	199,221
		2,355,720
Construction & Engineering - 0.8%
Aegion Corp.*	2,144	37,220
Ameresco, Inc., Class A*	1,268	20,757
Argan, Inc.	977	45,430
Comfort Systems USA, Inc.	2,443	130,994
Dycom Industries, Inc.*	2,012	90,701
EMCOR Group, Inc.	3,819	275,464
Granite Construction, Inc.	2,938	136,793
Great Lakes Dredge & Dock Corp.*	3,811	33,918
HC2 Holdings, Inc.*	2,843	8,955
IES Holdings, Inc.*	556	10,219
Infrastructure and Energy Alternatives, Inc.*	1,145	7,133
KBR, Inc.	9,431	186,357
MasTec, Inc.*	4,231	182,695
MYR Group, Inc.*	1,074	36,022
Northwest Pipe Co.*	640	15,789
NV5 Global, Inc.*	629	49,855
Orion Group Holdings, Inc.*	1,878	7,981
Primoris Services Corp.	2,788	65,156
Sterling Construction Co., Inc.*	1,783	26,050
Tutor Perini Corp.*	2,502	47,088
WillScot Corp.*(c)	2,385	24,303
		1,438,880
Construction Materials - 0.1%
Forterra, Inc.*(c)	1,263	6,631
Summit Materials, Inc., Class A*	7,488	127,296
United States Lime & Minerals, Inc.	135	9,720
US Concrete, Inc.*	1,074	43,078
		186,725
Consumer Finance - 0.5%
Curo Group Holdings Corp.*	780	8,596
Elevate Credit, Inc.*	1,375	6,022
Encore Capital Group, Inc.*(c)	1,738	59,440
Enova International, Inc.*	2,243	57,241
EZCORP, Inc., Class A*	3,344	32,671
FirstCash, Inc.	2,905	254,652
Green Dot Corp., Class A*	3,227	208,303
LendingClub Corp.*	21,447	63,698
Nelnet, Inc., Class A	1,243	68,141
PRA Group, Inc.*	2,980	95,926
Regional Management Corp.*	625	16,994
World Acceptance Corp.*	411	50,553
		922,237
Containers & Packaging - 0.1%
Greif, Inc., Class A	1,707	68,621
Greif, Inc., Class B	372	16,911
Myers Industries, Inc.	2,349	44,819
UFP Technologies, Inc.*	444	14,874
		145,225
Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,050	96,105
Funko, Inc., Class A*	697	13,863

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Weyco Group, Inc.	408	12,371
		122,339
Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc.*	3,897	187,835
American Public Education, Inc.*	1,068	34,507
Career Education Corp.*	4,537	75,405
Carriage Services, Inc.	1,176	24,708
Chegg, Inc.*	7,238	286,842
Houghton Mifflin Harcourt Co.*	6,912	54,674
K12, Inc.*	2,493	79,876
Laureate Education, Inc., Class A*	6,327	96,740
Regis Corp.*	2,260	40,883
Sotheby’s*	2,350	103,095
Strategic Education, Inc.	1,391	181,915
Weight Watchers International, Inc.*	2,576	52,112
		1,218,592
Diversified Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,049	42,865
Cannae Holdings, Inc.*	4,611	105,684
FGL Holdings*	9,775	81,133
Marlin Business Services Corp.	583	13,724
On Deck Capital, Inc.*	3,396	20,851
		264,257
Diversified Telecommunication Services - 0.4%
ATN International, Inc.	694	38,954
Cincinnati Bell, Inc.*	3,064	29,721
Cogent Communications Holdings, Inc.	2,798	136,291
Consolidated Communications Holdings, Inc.	4,685	46,522
Frontier Communications Corp.*(c)	6,969	21,256
Intelsat SA*	3,722	89,626
Iridium Communications, Inc.*	6,408	136,426
Ooma, Inc.*	1,240	20,224
ORBCOMM, Inc.*	4,881	34,411
pdvWireless, Inc.*	629	24,707
Vonage Holdings Corp.*	14,768	151,815
Windstream Holdings, Inc.*(c)	2,728	1,091
		731,044
Electric Utilities - 0.8%
ALLETE, Inc.	3,445	279,217
El Paso Electric Co.	2,704	145,475
IDACORP, Inc.	3,373	331,937
MGE Energy, Inc.	2,334	149,190
Otter Tail Corp.	2,628	132,136
PNM Resources, Inc.	5,318	232,290
Portland General Electric Co.	5,971	299,386
Spark Energy, Inc., Class A	772	7,712
		1,577,343
Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	466	19,409
Atkore International Group, Inc.*	2,610	60,291
AZZ, Inc.	1,730	79,615
Babcock & Wilcox Enterprises, Inc.*(c)	2,104	1,349
Encore Wire Corp.	1,363	80,744
Energous Corp.*(c)	1,556	8,963
EnerSys	2,811	207,508
Enphase Energy, Inc.*(c)	5,796	52,570
FuelCell Energy, Inc.*(c)	6,229	2,953
Generac Holdings, Inc.*	4,052	208,921
Plug Power, Inc.*(c)	14,281	25,563
Powell Industries, Inc.	592	18,997
Preformed Line Products Co.	200	11,940
Sunrun, Inc.*	6,463	100,241
Thermon Group Holdings, Inc.*	2,165	53,865
TPI Composites, Inc.*	969	29,273
Vicor Corp.*	1,163	36,960
Vivint Solar, Inc.*(c)	2,111	11,041
		1,010,203
Electronic Equipment, Instruments & Components - 1.9%
Anixter International, Inc.*	1,969	115,541
Arlo Technologies, Inc.*	4,330	18,747
AVX Corp.	3,116	56,711
Badger Meter, Inc.	1,910	112,384
Bel Fuse, Inc., Class B	645	15,770
Belden, Inc.	2,701	166,895
Benchmark Electronics, Inc.	2,930	80,282
Control4 Corp.*	1,738	31,301
CTS Corp.	2,183	70,118
Daktronics, Inc.	2,398	19,472
ePlus, Inc.*	898	80,317
Fabrinet*	2,410	140,985
FARO Technologies, Inc.*	1,143	52,361
Fitbit, Inc., Class A*	14,273	84,496
II-VI, Inc.*	4,199	178,374
Insight Enterprises, Inc.*	2,344	130,842
Iteris, Inc.*	1,696	7,327
Itron, Inc.*	2,260	119,803
KEMET Corp.	3,762	71,290
Kimball Electronics, Inc.*	1,732	26,846
Knowles Corp.*	5,839	95,059
Maxwell Technologies, Inc.*	2,737	12,919
Mesa Laboratories, Inc.	225	51,770
Methode Electronics, Inc.	2,407	67,540
MTS Systems Corp.	1,190	63,427
Napco Security Technologies, Inc.*	789	16,956
nLight, Inc.*	1,525	32,620
Novanta, Inc.*	2,192	179,152
OSI Systems, Inc.*	1,117	97,011
PAR Technology Corp.*	763	20,578
Park Electrochemical Corp.	1,284	22,329
PC Connection, Inc.	773	31,106
Plexus Corp.*	2,083	128,646
Rogers Corp.*	1,229	190,802
Sanmina Corp.*	4,529	144,656
ScanSource, Inc.*	1,683	63,197
SYNNEX Corp.	2,783	273,068
Tech Data Corp.*	2,555	261,172
TTM Technologies, Inc.*	6,275	76,053
Vishay Intertechnology, Inc.	8,845	193,882
Vishay Precision Group, Inc.*	690	24,053
		3,625,858
Energy - 0.0%(d)
Eclipse Resources Corp.*	5,879	6,878

Energy Equipment & Services - 1.0%
Archrock, Inc.	8,470	82,667
Basic Energy Services, Inc.*	1,281	6,187
Bristow Group, Inc.*(c)	2,198	2,594
C&J Energy Services, Inc.*	4,232	73,087
Cactus, Inc., Class A*	2,533	91,847
CARBO Ceramics, Inc.*(c)	1,375	5,610
Covia Holdings Corp.*(c)	2,074	9,872

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Dawson Geophysical Co.*	1,412	5,097
Diamond Offshore Drilling, Inc.*	4,319	41,246
Dril-Quip, Inc.*	2,391	101,881
Era Group, Inc.*	1,345	15,494
Exterran Corp.*	2,164	36,940
Forum Energy Technologies, Inc.*	5,411	31,546
Frank’s International NV*	4,891	30,618
FTS International, Inc.*	2,172	22,350
Helix Energy Solutions Group, Inc.*	9,388	69,471
Independence Contract Drilling, Inc.*	3,254	10,087
ION Geophysical Corp.*	707	9,304
Keane Group, Inc.*	3,473	38,272
Key Energy Services, Inc.*	686	1,756
KLX Energy Services Holdings, Inc.*	1,339	35,296
Liberty Oilfield Services, Inc., Class A(c)	2,960	48,485
Mammoth Energy Services, Inc.	834	19,174
Matrix Service Co.*	1,771	36,996
McDermott International, Inc.*	11,987	101,650
Natural Gas Services Group, Inc.*	832	15,375
NCS Multistage Holdings, Inc.*	651	3,587
Newpark Resources, Inc.*	5,954	52,633
Nine Energy Service, Inc.*	994	26,063
Noble Corp. plc*	16,415	49,409
Nuverra Environmental Solutions, Inc.*	81	832
Oceaneering International, Inc.*	6,602	102,001
Oil States International, Inc.*	3,983	68,269
PHI, Inc. (Non-Voting)*(c)	782	2,432
Pioneer Energy Services Corp.*	5,093	9,015
Profire Energy, Inc.*	1,600	2,992
ProPetro Holding Corp.*	4,726	93,858
Quintana Energy Services, Inc.*(c)	416	2,359
RigNet, Inc.*	937	14,505
Rowan Cos. plc, Class A*	8,493	96,056
SEACOR Holdings, Inc.*	1,142	51,002
SEACOR Marine Holdings, Inc.*	1,102	15,119
Select Energy Services, Inc., Class A*	3,018	30,421
Smart Sand, Inc.*(c)	1,485	4,440
Solaris Oilfield Infrastructure, Inc., Class A	1,789	30,413
Superior Energy Services, Inc.*	10,317	48,284
TETRA Technologies, Inc.*	8,101	19,361
Tidewater, Inc.*	1,880	43,127
Unit Corp.*	3,489	54,254
US Silica Holdings, Inc.(c)	5,229	77,912
		1,841,246
Entertainment - 0.4%
AMC Entertainment Holdings, Inc., Class A(c)	3,473	48,726
Eros International plc*	2,385	22,920
Glu Mobile, Inc.*	7,454	66,937
IMAX Corp.*	3,581	82,041
Liberty Media Corp.-Liberty Braves, Class A*	661	18,349
Liberty Media Corp.-Liberty Braves, Class C*	2,384	66,371
LiveXLive Media, Inc.*(c)	1,987	11,823
Marcus Corp. (The)	1,286	54,513
Reading International, Inc., Class A*	1,117	17,995
Rosetta Stone, Inc.*	1,320	21,265
World Wrestling Entertainment, Inc., Class A	2,875	240,637
		651,577
Equity Real Estate Investment Trusts (REITs) - 4.9%
Acadia Realty Trust	5,377	153,191
Agree Realty Corp.	2,239	147,169
Alexander & Baldwin, Inc.*	4,564	104,652
Alexander’s, Inc.	143	54,585
American Assets Trust, Inc.	2,571	111,684
Americold Realty Trust	5,766	165,772
Armada Hoffler Properties, Inc.	3,292	50,368
Ashford Hospitality Trust, Inc.	5,813	31,158
Bluerock Residential Growth REIT, Inc.	1,597	16,928
Braemar Hotels & Resorts, Inc.	1,956	25,467
BRT Apartments Corp.	604	8,033
CareTrust REIT, Inc.	5,556	124,121
CatchMark Timber Trust, Inc., Class A	3,284	31,362
CBL & Associates Properties, Inc.(c)	11,313	24,210
Cedar Realty Trust, Inc.	5,889	20,494
Chatham Lodging Trust	3,065	61,239
Chesapeake Lodging Trust	3,964	119,396
City Office REIT, Inc.	2,597	28,567
Clipper Realty, Inc.	994	13,081
Community Healthcare Trust, Inc.	1,153	41,151
CoreCivic, Inc.	7,910	167,534
CorEnergy Infrastructure Trust, Inc.	792	28,891
CorePoint Lodging, Inc.	2,767	38,655
Cousins Properties, Inc.	28,090	267,417
DiamondRock Hospitality Co.	13,833	147,875
Easterly Government Properties, Inc.	4,042	72,675
EastGroup Properties, Inc.	2,345	247,773
Essential Properties Realty Trust, Inc.	2,381	40,406
Farmland Partners, Inc.(c)	2,012	10,342
First Industrial Realty Trust, Inc.	8,320	278,886
Four Corners Property Trust, Inc.	4,528	124,022
Franklin Street Properties Corp.	6,964	50,419
Front Yard Residential Corp.	3,294	36,662
GEO Group, Inc. (The)	8,020	182,214
Getty Realty Corp.	2,189	72,128
Gladstone Commercial Corp.	1,918	39,588
Gladstone Land Corp.	871	10,644
Global Medical REIT, Inc.	1,269	13,071
Global Net Lease, Inc.	4,848	86,488
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,444	84,791
Healthcare Realty Trust, Inc.	8,286	262,252
Hersha Hospitality Trust	2,381	44,882
Independence Realty Trust, Inc.	5,824	60,337
Industrial Logistics Properties Trust	4,312	89,948
InfraREIT, Inc.	2,951	63,004
Innovative Industrial Properties, Inc.(c)	614	48,500
Investors Real Estate Trust	798	48,183
iStar, Inc.(c)	4,346	38,027
Jernigan Capital, Inc.	1,200	25,740
Kite Realty Group Trust	5,530	87,042

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Lexington Realty Trust	14,166	131,602
LTC Properties, Inc.	2,626	116,647
Mack-Cali Realty Corp.	6,035	126,795
MedEquities Realty Trust, Inc.	1,923	20,480
Monmouth Real Estate Investment Corp.	5,826	77,253
National Health Investors, Inc.	2,734	213,334
National Storage Affiliates Trust	3,784	107,163
New Senior Investment Group, Inc.	4,988	25,738
NexPoint Residential Trust, Inc.	1,242	44,637
NorthStar Realty Europe Corp.	2,985	53,551
Office Properties Income Trust	3,181	97,052
One Liberty Properties, Inc.	998	28,762
Pebblebrook Hotel Trust	9,115	291,771
Pennsylvania REIT(c)	4,577	28,149
Physicians Realty Trust	12,192	220,309
Piedmont Office Realty Trust, Inc., Class A	8,555	175,121
PotlatchDeltic Corp.	3,916	140,937
Preferred Apartment Communities, Inc., Class A	2,668	40,660
PS Business Parks, Inc.	1,328	195,442
QTS Realty Trust, Inc., Class A	3,404	142,049
Retail Opportunity Investments Corp.	7,506	128,878
Rexford Industrial Realty, Inc.	6,168	211,439
RLJ Lodging Trust	11,616	215,709
RPT Realty	5,300	67,204
Ryman Hospitality Properties, Inc.	2,986	241,836
Sabra Health Care REIT, Inc.	11,881	215,284
Safehold, Inc.	530	10,149
Saul Centers, Inc.	782	44,316
Seritage Growth Properties, Class A(c)	2,177	96,115
Spirit MTA REIT	2,876	21,139
STAG Industrial, Inc.	6,537	180,944
Summit Hotel Properties, Inc.	6,901	78,602
Sunstone Hotel Investors, Inc.	15,242	229,392
Tanger Factory Outlet Centers, Inc.	6,140	132,563
Terreno Realty Corp.	3,884	158,856
Tier REIT, Inc.	3,582	86,863
UMH Properties, Inc.	2,257	30,876
Universal Health Realty Income Trust	861	64,119
Urban Edge Properties	7,305	141,863
Urstadt Biddle Properties, Inc., Class A	1,974	41,296
Washington Prime Group, Inc.	12,481	72,140
Washington REIT	5,347	141,642
Whitestone REIT	2,554	33,228
Xenia Hotels & Resorts, Inc.	7,525	146,963
		9,169,892
Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	1,820	67,267
BJ’s Wholesale Club Holdings, Inc.*	4,864	123,156
Chefs’ Warehouse, Inc. (The)*	1,456	46,607
Ingles Markets, Inc., Class A	947	29,471
Natural Grocers by Vitamin Cottage, Inc.*	603	8,563
Performance Food Group Co.*	6,801	262,043
PriceSmart, Inc.	1,476	95,438
Rite Aid Corp.*(c)	70,308	52,028
Smart & Final Stores, Inc.*	1,543	9,567
SpartanNash Co.	2,378	45,134
United Natural Foods, Inc.*	3,419	51,319
Village Super Market, Inc., Class A	550	16,857
Weis Markets, Inc.	638	32,098
		839,548
Food Products - 0.8%
Alico, Inc.	221	6,687
B&G Foods, Inc.(c)	4,394	108,180
Calavo Growers, Inc.	1,058	90,068
Cal-Maine Foods, Inc.	2,083	91,860
Darling Ingredients, Inc.*	10,956	240,813
Dean Foods Co.	6,094	24,437
Farmer Brothers Co.*	674	16,075
Fresh Del Monte Produce, Inc.	2,030	56,190
Freshpet, Inc.*	1,747	72,011
Hostess Brands, Inc.*	6,593	80,039
J&J Snack Foods Corp.	1,003	155,746
John B Sanfilippo & Son, Inc.	575	39,951
Lancaster Colony Corp.	1,263	198,001
Landec Corp.*	1,814	23,292
Limoneira Co.	995	23,283
Sanderson Farms, Inc.	1,366	157,363
Seneca Foods Corp., Class A*	488	14,406
Simply Good Foods Co. (The)*	4,027	82,392
Tootsie Roll Industries, Inc.(c)	1,094	40,686
		1,521,480
Gas Utilities - 0.8%
Chesapeake Utilities Corp.	1,056	95,051
New Jersey Resources Corp.	5,826	281,978
Northwest Natural Holding Co.	1,915	122,981
ONE Gas, Inc.	3,481	300,933
RGC Resources, Inc.	495	13,642
South Jersey Industries, Inc.	5,727	165,797
Southwest Gas Holdings, Inc.	3,278	268,599
Spire, Inc.	3,292	261,121
		1,510,102
Health Care Equipment & Supplies - 2.7%
Accuray, Inc.*	5,536	26,684
AngioDynamics, Inc.*	2,433	54,524
Anika Therapeutics, Inc.*	925	30,183
Antares Pharma, Inc.*	9,638	34,600
AtriCure, Inc.*	2,466	78,764
Atrion Corp.	96	75,492
Avanos Medical, Inc.*	3,128	147,266
AxoGen, Inc.*	2,250	41,535
Axonics Modulation Technologies, Inc.*	463	9,843
Cardiovascular Systems, Inc.*	2,259	79,901
Cerus Corp.*	8,858	57,666
CONMED Corp.	1,686	129,653
CryoLife, Inc.*	2,378	70,341
CryoPort, Inc.*(c)	1,725	19,837
Cutera, Inc.*	906	15,511
CytoSorbents Corp.*(c)	1,985	16,039
ElectroCore, Inc.*(c)	402	3,513
Endologix, Inc.*	6,819	3,553
FONAR Corp.*	412	8,920
GenMark Diagnostics, Inc.*	3,464	26,638
Glaukos Corp.*	2,283	169,330
Globus Medical, Inc., Class A*	4,859	236,585
Haemonetics Corp.*	3,473	301,699
Helius Medical Technologies, Inc.*(c)	1,193	8,458

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Heska Corp.*	445	36,397
Inogen, Inc.*	1,195	128,415
Integer Holdings Corp.*	2,078	189,015
IntriCon Corp.*	510	13,729
Invacare Corp.	2,200	21,406
iRadimed Corp.*(c)	232	5,800
iRhythm Technologies, Inc.*	1,607	153,935
Lantheus Holdings, Inc.*	2,480	56,668
LeMaitre Vascular, Inc.	1,065	31,865
LivaNova plc*	3,246	302,527
Meridian Bioscience, Inc.	2,777	47,403
Merit Medical Systems, Inc.*	3,559	198,343
Natus Medical, Inc.*	2,184	60,344
Neogen Corp.*	3,363	208,371
Neuronetics, Inc.*	424	7,399
Nevro Corp.*	1,942	89,468
Novocure Ltd.*	4,919	264,199
NuVasive, Inc.*	3,433	202,204
Nuvectra Corp.*	1,156	14,531
OraSure Technologies, Inc.*	4,017	43,183
Orthofix Medical, Inc.*	1,163	71,059
OrthoPediatrics Corp.*	463	19,034
Oxford Immunotec Global plc*	1,695	28,290
Pulse Biosciences, Inc.*(c)	704	12,552
Quidel Corp.*	2,282	149,608
Rockwell Medical, Inc.*(c)	3,171	14,745
RTI Surgical, Inc.*	3,799	18,919
SeaSpine Holdings Corp.*	991	15,202
Senseonics Holdings, Inc.*(c)	5,702	17,049
SI-BONE, Inc.*	558	11,562
Sientra, Inc.*	1,550	17,158
STAAR Surgical Co.*	2,941	108,229
Surmodics, Inc.*	865	50,473
Tactile Systems Technology, Inc.*	1,176	89,388
Tandem Diabetes Care, Inc.*	3,407	223,397
TransEnterix, Inc.*(c)	10,672	26,573
Utah Medical Products, Inc.	230	19,522
Vapotherm, Inc.*	311	6,046
Varex Imaging Corp.*	2,550	80,172
ViewRay, Inc.*(c)	4,216	35,752
Wright Medical Group NV*	8,301	259,904
		4,996,371
Health Care Providers & Services - 1.4%
AAC Holdings, Inc.*	877	2,236
Addus HomeCare Corp.*	648	43,552
Amedisys, Inc.*	1,786	222,000
American Renal Associates Holdings, Inc.*	872	10,891
AMN Healthcare Services, Inc.*	3,075	153,781
Apollo Medical Holdings, Inc.*(c)	223	4,358
BioScrip, Inc.*	8,449	27,459
BioTelemetry, Inc.*	2,195	164,010
Brookdale Senior Living, Inc.*	12,490	84,432
Capital Senior Living Corp.*	1,639	8,195
Civitas Solutions, Inc.*	1,071	19,021
Community Health Systems, Inc.*	5,722	28,324
CorVel Corp.*	604	40,649
Cross Country Healthcare, Inc.*	2,372	20,731
Diplomat Pharmacy, Inc.*	3,789	24,439
Ensign Group, Inc. (The)	3,317	164,026
Genesis Healthcare, Inc.*	3,813	5,224
Guardant Health, Inc.*(c)	968	64,508
HealthEquity, Inc.*	3,611	290,613
LHC Group, Inc.*	1,970	216,089
Magellan Health, Inc.*	1,638	111,564
National HealthCare Corp.	814	66,268
National Research Corp.	736	28,653
Owens & Minor, Inc.	4,076	25,434
Patterson Cos., Inc.	5,478	123,529
PetIQ, Inc.*	1,053	31,706
Providence Service Corp. (The)*	741	52,848
Quorum Health Corp.*	1,959	5,466
R1 RCM, Inc.*	6,879	68,033
RadNet, Inc.*	2,649	36,132
Select Medical Holdings Corp.*	7,226	107,089
Surgery Partners, Inc.*	1,243	15,562
Tenet Healthcare Corp.*	5,569	159,162
Tivity Health, Inc.*	2,657	56,860
Triple-S Management Corp., Class B*	1,474	37,499
US Physical Therapy, Inc.	831	91,610
		2,611,953
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc.*	11,613	124,491
Castlight Health, Inc., Class B*	5,243	16,725
Computer Programs & Systems, Inc.	773	25,463
Evolent Health, Inc., Class A*	4,545	59,948
HealthStream, Inc.	1,732	48,150
HMS Holdings Corp.*	5,526	190,426
Inovalon Holdings, Inc., Class A*	4,591	60,326
Inspire Medical Systems, Inc.*	791	49,042
Medidata Solutions, Inc.*	3,848	288,677
NantHealth, Inc.*(c)	1,369	938
NextGen Healthcare Information Systems LLC*	3,602	63,035
Omnicell, Inc.*	2,584	219,511
Simulations Plus, Inc.	772	15,834
Tabula Rasa HealthCare, Inc.*	1,186	65,360
Teladoc Health, Inc.*	4,470	287,689
Vocera Communications, Inc.*	2,015	66,777
		1,582,392
Hotels, Restaurants & Leisure - 2.2%
BBX Capital Corp.	4,377	26,787
Belmond Ltd., Class A*	5,987	148,777
Biglari Holdings, Inc., Class A*	6	4,194
Biglari Holdings, Inc., Class B*	61	8,175
BJ’s Restaurants, Inc.	1,379	65,971
Bloomin’ Brands, Inc.	5,532	114,402
Bluegreen Vacations Corp.	499	6,532
Boyd Gaming Corp.	5,502	163,740
Brinker International, Inc.	2,572	117,720
Carrols Restaurant Group, Inc.*	2,322	24,822
Century Casinos, Inc.*	1,802	15,191
Cheesecake Factory, Inc. (The)	2,824	133,575
Churchill Downs, Inc.	2,351	220,524
Chuy’s Holdings, Inc.*	1,117	24,987
Cracker Barrel Old Country Store, Inc.(c)	1,284	207,995
Dave & Buster’s Entertainment, Inc.	2,662	136,640
Del Frisco’s Restaurant Group, Inc.*	2,209	18,710
Del Taco Restaurants, Inc.*	2,034	21,032
Denny’s Corp.*	4,074	71,132
Dine Brands Global, Inc.	1,115	110,608
Drive Shack, Inc.*	4,047	17,847
El Pollo Loco Holdings, Inc.*	1,432	21,666

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Eldorado Resorts, Inc.*	4,397	211,979
Empire Resorts, Inc.*	234	3,185
Fiesta Restaurant Group, Inc.*	1,588	23,931
Golden Entertainment, Inc.*	1,215	22,137
Habit Restaurants, Inc. (The), Class A*	1,365	15,384
International Speedway Corp., Class A	1,616	69,892
J Alexander’s Holdings, Inc.*	861	7,861
Jack in the Box, Inc.	1,818	146,422
Lindblad Expeditions Holdings, Inc.*	1,421	19,311
Marriott Vacations Worldwide Corp.	2,597	252,792
Monarch Casino & Resort, Inc.*	752	32,975
Nathan’s Famous, Inc.	188	13,363
Noodles & Co.*	934	7,323
Papa John’s International, Inc.(c)	1,482	64,778
Penn National Gaming, Inc.*	7,327	182,076
Planet Fitness, Inc., Class A*	5,917	347,801
PlayAGS, Inc.*	1,464	34,829
Potbelly Corp.*	1,526	12,849
RCI Hospitality Holdings, Inc.	604	14,128
Red Lion Hotels Corp.*	1,061	8,467
Red Robin Gourmet Burgers, Inc.*	866	26,335
Red Rock Resorts, Inc., Class A	4,642	130,533
Ruth’s Hospitality Group, Inc.	1,927	48,984
Scientific Games Corp.*	3,715	107,958
SeaWorld Entertainment, Inc.*	3,670	100,154
Shake Shack, Inc., Class A*	1,649	90,926
Speedway Motorsports, Inc.	768	13,563
Texas Roadhouse, Inc.	4,525	286,478
Town Sports International Holdings, Inc.*	967	5,270
Wingstop, Inc.	1,937	129,024
		4,111,735
Household Durables - 1.2%
Bassett Furniture Industries, Inc.	676	13,351
Beazer Homes USA, Inc.*	2,092	25,355
Cavco Industries, Inc.*	566	78,351
Century Communities, Inc.*	1,744	39,816
Ethan Allen Interiors, Inc.	1,597	32,068
Flexsteel Industries, Inc.	490	12,196
GoPro, Inc., Class A*(c)	7,673	44,734
Green Brick Partners, Inc.*	1,639	14,603
Hamilton Beach Brands Holding Co., Class A	427	10,363
Helen of Troy Ltd.*	1,772	198,659
Hooker Furniture Corp.	772	24,241
Hovnanian Enterprises, Inc., Class A*	8,100	5,484
Installed Building Products, Inc.*	1,466	63,947
iRobot Corp.*	1,799	224,983
KB Home	5,736	130,838
La-Z-Boy, Inc.	3,115	107,187
LGI Homes, Inc.*	1,235	72,988
Lifetime Brands, Inc.	781	8,169
Lovesac Co. (The)*(c)	379	11,472
M/I Homes, Inc.*	1,807	47,054
MDC Holdings, Inc.	3,252	93,781
Meritage Homes Corp.*	2,548	111,730
New Home Co., Inc. (The)*	863	4,729
Purple Innovation, Inc.*	289	1,627
Roku, Inc.*	2,889	191,512
Skyline Champion Corp.	1,924	38,211
Sonos, Inc.*(c)	1,063	10,981
Taylor Morrison Home Corp., Class A*	7,815	131,058
TopBuild Corp.*	2,375	141,312
TRI Pointe Group, Inc.*	9,472	119,347
Tupperware Brands Corp.	3,241	97,587
Turtle Beach Corp.*(c)	522	8,034
Universal Electronics, Inc.*	903	30,151
Vuzix Corp.*(c)	1,571	5,153
William Lyon Homes, Class A*	2,136	30,224
ZAGG, Inc.*	1,831	21,240
		2,202,536
Household Products - 0.1%
Central Garden & Pet Co.*	694	21,708
Central Garden & Pet Co., Class A*	2,705	75,334
Oil-Dri Corp. of America	334	9,736
WD-40 Co.	911	163,042
		269,820
Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp.*	7,248	19,497
Clearway Energy, Inc., Class A	2,328	34,361
Clearway Energy, Inc., Class C	4,911	73,616
Ormat Technologies, Inc.	2,660	148,508
Pattern Energy Group, Inc., Class A	5,391	112,456
TerraForm Power, Inc., Class A	4,882	61,074
		449,512
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	2,394	95,568

Insurance - 2.0%
Ambac Financial Group, Inc.*	3,027	59,844
American Equity Investment Life Holding Co.	5,984	189,394
AMERISAFE, Inc.	1,280	80,781
Argo Group International Holdings Ltd.	2,163	150,350
Citizens, Inc.*(c)	3,301	22,546
CNO Financial Group, Inc.	10,965	186,734
Crawford & Co., Class B	781	8,029
Donegal Group, Inc., Class A	629	8,473
eHealth, Inc.*	1,248	66,656
EMC Insurance Group, Inc.	613	19,573
Employers Holdings, Inc.	2,163	90,111
Enstar Group Ltd.*	808	144,147
FBL Financial Group, Inc., Class A	657	45,905
FedNat Holding Co.	770	14,052
Genworth Financial, Inc., Class A*	33,717	130,485
Global Indemnity Ltd.	560	21,605
Goosehead Insurance, Inc., Class A*(c)	652	20,571
Greenlight Capital Re Ltd., Class A*	1,917	21,451
Hallmark Financial Services, Inc.*	869	9,081
HCI Group, Inc.	489	22,572
Health Insurance Innovations, Inc., Class A*(c)	864	32,149
Heritage Insurance Holdings, Inc.	1,335	19,918
Horace Mann Educators Corp.	2,755	107,968
Independence Holding Co.	314	11,992
Investors Title Co.	92	15,678
James River Group Holdings Ltd.	1,734	71,250
Kemper Corp.	3,524	292,844

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Kingstone Cos., Inc.	621	10,439
Kinsale Capital Group, Inc.	1,300	86,788
Maiden Holdings Ltd.	4,549	5,595
MBIA, Inc.*	5,934	58,925
National General Holdings Corp.	4,312	111,293
National Western Life Group, Inc., Class A	149	45,892
Navigators Group, Inc. (The)	1,382	96,436
NI Holdings, Inc.*	647	9,763
Primerica, Inc.	2,879	359,990
ProAssurance Corp.	3,542	143,805
Protective Insurance Corp., Class B	641	13,531
RLI Corp.	2,614	184,339
Safety Insurance Group, Inc.	978	87,374
Selective Insurance Group, Inc.	3,885	256,255
State Auto Financial Corp.	1,113	37,475
Stewart Information Services Corp.	1,564	67,142
Third Point Reinsurance Ltd.*	4,948	52,894
Tiptree, Inc.	1,776	10,887
Trupanion, Inc.*(c)	1,683	51,079
United Fire Group, Inc.	1,409	68,675
United Insurance Holdings Corp.	1,370	22,441
Universal Insurance Holdings, Inc.	2,112	82,452
		3,727,629
Interactive Media & Services - 0.4%
Care.com, Inc.*	1,318	33,201
Cargurus, Inc.*	3,341	142,761
Cars.com, Inc.*	4,617	108,684
Liberty TripAdvisor Holdings, Inc., Class A*	4,852	73,217
Meet Group, Inc. (The)*	4,644	27,864
QuinStreet, Inc.*	2,977	39,862
Travelzoo*	312	4,140
TrueCar, Inc.*	6,179	44,736
Yelp, Inc.*	5,412	201,651
		676,116
Internet & Direct Marketing Retail - 0.7%
1-800-Flowers.com, Inc., Class A*	1,790	31,934
Duluth Holdings, Inc., Class B*(c)	550	13,970
Etsy, Inc.*	7,962	567,452
Gaia, Inc.*	750	8,340
Groupon, Inc.*	29,778	97,374
Lands’ End, Inc.*	698	12,724
Leaf Group Ltd.*	1,105	8,984
Liberty Expedia Holdings, Inc., Class A*	3,634	160,986
Liquidity Services, Inc.*	1,742	12,020
Nutrisystem, Inc.	1,971	85,305
Overstock.com, Inc.*(c)	1,543	30,567
PetMed Express, Inc.(c)	1,330	30,656
Quotient Technology, Inc.*	5,324	53,400
Remark Holdings, Inc.*	1,812	3,751
Shutterfly, Inc.*	2,229	99,881
Shutterstock, Inc.	1,252	58,005
Stamps.com, Inc.*	1,175	110,438
		1,385,787
IT Services - 1.5%
Brightcove, Inc.*	2,413	21,403
CACI International, Inc., Class A*	1,642	299,271
Carbonite, Inc.*	2,156	50,170
Cardtronics plc, Class A*	2,650	78,201
Cass Information Systems, Inc.	956	49,932
CSG Systems International, Inc.	2,217	92,116
Endurance International Group Holdings, Inc.*	4,672	32,704
Everi Holdings, Inc.*	4,358	33,513
EVERTEC, Inc.	4,076	116,655
Evo Payments, Inc., Class A*	1,593	42,565
Exela Technologies, Inc.*	3,155	12,557
ExlService Holdings, Inc.*	2,230	136,922
GTT Communications, Inc.*(c)	2,835	88,622
Hackett Group, Inc. (The)	1,610	26,179
I3 Verticals, Inc., Class A*	514	10,815
Information Services Group, Inc.*	2,281	9,831
Internap Corp.*	1,617	8,748
Limelight Networks, Inc.*	7,296	21,304
LiveRamp Holdings, Inc.*	5,229	281,059
ManTech International Corp., Class A	1,764	95,873
MAXIMUS, Inc.	4,270	301,804
MoneyGram International, Inc.*	2,062	5,011
NIC, Inc.	4,299	73,470
Perficient, Inc.*	2,159	61,769
Perspecta, Inc.	9,599	202,539
PFSweb, Inc.*	1,013	6,341
Presidio, Inc.	2,445	40,660
PRGX Global, Inc.*	1,404	13,169
Science Applications International Corp.	3,368	251,590
ServiceSource International, Inc.*	5,172	4,813
Sykes Enterprises, Inc.*	2,642	78,177
Travelport Worldwide Ltd.	8,379	131,718
TTEC Holdings, Inc.	949	32,513
Tucows, Inc., Class A*(c)	636	49,309
Unisys Corp.*	3,365	45,461
Virtusa Corp.*	1,896	95,691
		2,902,475
Leisure Products - 0.3%
Acushnet Holdings Corp.	2,308	57,492
American Outdoor Brands Corp.*	3,582	44,954
Callaway Golf Co.	6,277	108,027
Clarus Corp.	1,394	16,979
Escalade, Inc.	715	8,723
Johnson Outdoors, Inc., Class A	325	21,333
Malibu Boats, Inc., Class A*	1,369	63,262
Marine Products Corp.	504	7,137
MasterCraft Boat Holdings, Inc.*	1,232	30,393
Nautilus, Inc.*	1,999	13,053
Sturm Ruger & Co., Inc.	1,122	63,898
Vista Outdoor, Inc.*	3,819	34,027
YETI Holdings, Inc.*(c)	1,142	27,397
		496,675
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc.*(c)	1,741	37,223
Cambrex Corp.*	2,233	92,312
ChromaDex Corp.*(c)	2,572	8,976
Codexis, Inc.*	3,399	73,486
Enzo Biochem, Inc.*	2,940	9,937
Fluidigm Corp.*	1,751	19,366
Harvard Bioscience, Inc.*	2,432	9,777
Luminex Corp.	2,762	70,376
Medpace Holdings, Inc.*	1,455	79,952
NanoString Technologies, Inc.*	1,682	42,841
NeoGenomics, Inc.*	4,312	84,515
Pacific Biosciences of California, Inc.*	9,134	66,770
Quanterix Corp.*	562	13,887

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Syneos Health, Inc.*	4,144	173,095
		782,513
Machinery - 2.8%
Actuant Corp., Class A	4,073	99,585
Alamo Group, Inc.	644	61,850
Albany International Corp., Class A	1,920	148,896
Altra Industrial Motion Corp.	4,017	127,781
Astec Industries, Inc.	1,507	57,507
Barnes Group, Inc.	3,195	185,534
Blue Bird Corp.*	913	16,982
Briggs & Stratton Corp.	2,767	36,275
Chart Industries, Inc.*	2,057	181,592
CIRCOR International, Inc.*	1,087	34,273
Columbus McKinnon Corp.	1,494	55,950
Commercial Vehicle Group, Inc.*	2,019	16,152
DMC Global, Inc.	953	44,772
Douglas Dynamics, Inc.	1,488	62,764
Eastern Co. (The)	364	10,592
Energy Recovery, Inc.*(c)	2,409	19,320
EnPro Industries, Inc.	1,367	93,762
ESCO Technologies, Inc.	1,699	117,554
Evoqua Water Technologies Corp.*	5,064	68,769
Federal Signal Corp.	3,969	97,558
Franklin Electric Co., Inc.	3,100	164,951
FreightCar America, Inc.*	795	6,161
Gencor Industries, Inc.*	590	7,853
Global Brass & Copper Holdings, Inc.	1,456	49,140
Gorman-Rupp Co. (The)	1,181	39,930
Graham Corp.	641	14,519
Greenbrier Cos., Inc. (The)	2,120	87,450
Harsco Corp.*	5,368	120,136
Hillenbrand, Inc.	4,186	185,398
Hurco Cos., Inc.	415	17,795
Hyster-Yale Materials Handling, Inc.	693	46,888
John Bean Technologies Corp.	2,095	196,301
Kadant, Inc.	729	63,751
Kennametal, Inc.	5,439	204,996
LB Foster Co., Class A*	669	11,580
Lindsay Corp.	719	66,486
Lydall, Inc.*	1,132	31,866
Manitex International, Inc.*	966	7,380
Manitowoc Co., Inc. (The)*	2,356	42,384
Meritor, Inc.*	5,440	121,203
Milacron Holdings Corp.*	4,638	64,886
Miller Industries, Inc.	736	24,958
Mueller Industries, Inc.	3,791	125,293
Mueller Water Products, Inc., Class A	10,330	107,845
Navistar International Corp.*	3,283	125,969
NN, Inc.	2,809	27,837
Omega Flex, Inc.	193	14,263
Park-Ohio Holdings Corp.	597	18,979
Proto Labs, Inc.*	1,814	204,964
RBC Bearings, Inc.*	1,597	223,820
REV Group, Inc.(c)	1,960	17,326
Rexnord Corp.*	6,976	186,050
Spartan Motors, Inc.	2,279	20,830
SPX Corp.*	2,877	104,608
SPX FLOW, Inc.*	2,813	97,105
Standex International Corp.	854	70,036
Sun Hydraulics Corp.	1,930	91,829
Tennant Co.	1,192	75,334
Titan International, Inc.	3,353	20,990
TriMas Corp.*	3,063	99,027
Twin Disc, Inc.*	632	11,180
Wabash National Corp.	3,697	54,863
Watts Water Technologies, Inc., Class A	1,853	149,241
Woodward, Inc.	3,579	344,801
		5,305,670
Marine - 0.1%
Costamare, Inc.	3,250	16,900
Eagle Bulk Shipping, Inc.*	3,192	15,609
Genco Shipping & Trading Ltd.*	649	5,283
Matson, Inc.	2,827	102,083
Safe Bulkers, Inc.*	3,398	5,097
Scorpio Bulkers, Inc.	3,881	16,455
		161,427
Media - 1.1%
Beasley Broadcast Group, Inc., Class A	533	2,191
Boston Omaha Corp., Class A*	334	8,343
Cardlytics, Inc.*	399	7,030
Central European Media Enterprises Ltd., Class A*	5,829	20,460
Clear Channel Outdoor Holdings, Inc., Class A*	2,471	13,541
Daily Journal Corp.*(c)	76	17,099
Emerald Expositions Events, Inc.	1,653	20,795
Entercom Communications Corp., Class A	8,552	52,680
Entravision Communications Corp., Class A	4,301	16,989
EW Scripps Co. (The), Class A	3,036	64,211
Fluent, Inc.*(c)	2,172	11,099
Gannett Co., Inc.	7,566	88,825
Gray Television, Inc.*	5,326	116,693
Hemisphere Media Group, Inc.*	1,206	16,763
Liberty Latin America Ltd., Class A*	2,900	56,898
Liberty Latin America Ltd., Class C*	7,598	147,325
Loral Space & Communications, Inc.*	861	35,224
MDC Partners, Inc., Class A*	3,729	12,380
Meredith Corp.	2,625	150,334
MSG Networks, Inc., Class A*	3,945	95,232
National CineMedia, Inc.	5,143	39,807
New Media Investment Group, Inc.	3,977	52,974
New York Times Co. (The), Class A	8,770	288,094
Nexstar Media Group, Inc., Class A	2,987	291,920
Saga Communications, Inc., Class A	258	8,669
Scholastic Corp.	1,898	80,304
Sinclair Broadcast Group, Inc., Class A	4,516	163,028
TechTarget, Inc.*	1,361	22,565
TEGNA, Inc.	14,477	190,662
Tribune Publishing Co.*	1,149	13,857
WideOpenWest, Inc.*	1,976	16,243
		2,122,235
Metals & Mining - 0.9%
AK Steel Holding Corp.*(c)	21,041	63,544
Allegheny Technologies, Inc.*	8,389	240,177

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Carpenter Technology Corp.	3,115	146,218
Century Aluminum Co.*	3,337	28,798
Cleveland-Cliffs, Inc.	19,850	220,137
Coeur Mining, Inc.*	12,401	59,277
Commercial Metals Co.	7,781	128,776
Compass Minerals International, Inc.	2,277	119,269
Gold Resource Corp.	3,519	16,504
Haynes International, Inc.	828	29,129
Hecla Mining Co.	30,546	73,310
Kaiser Aluminum Corp.	1,074	117,582
Materion Corp.	1,341	77,483
Olympic Steel, Inc.	610	11,846
Ramaco Resources, Inc.*	400	2,132
Ryerson Holding Corp.*	1,064	9,012
Schnitzer Steel Industries, Inc., Class A	1,748	42,476
SunCoke Energy, Inc.*	4,342	43,073
Synalloy Corp.	551	8,414
TimkenSteel Corp.*	2,668	33,243
Universal Stainless & Alloy Products, Inc.*	560	10,293
Warrior Met Coal, Inc.	2,883	84,414
Worthington Industries, Inc.	2,809	110,422
		1,675,529
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AG Mortgage Investment Trust, Inc.	1,877	33,373
Anworth Mortgage Asset Corp.	6,504	27,707
Apollo Commercial Real Estate Finance, Inc.	8,236	149,566
Arbor Realty Trust, Inc.(c)	4,396	56,884
Ares Commercial Real Estate Corp.	1,789	27,300
ARMOUR Residential REIT, Inc.	2,805	56,240
Blackstone Mortgage Trust, Inc., Class A	7,468	257,497
Capstead Mortgage Corp.	6,038	50,115
Cherry Hill Mortgage Investment Corp.	1,057	19,597
Colony Credit Real Estate, Inc.	5,606	97,713
Dynex Capital, Inc.	3,861	23,552
Exantas Capital Corp.	2,025	21,971
Granite Point Mortgage Trust, Inc.	2,869	54,568
Great Ajax Corp.	1,066	14,103
Invesco Mortgage Capital, Inc.	7,496	119,336
KKR Real Estate Finance Trust, Inc.	1,434	29,211
Ladder Capital Corp.	6,406	117,550
New York Mortgage Trust, Inc.	10,388	62,328
Orchid Island Capital, Inc.(c)	3,494	23,340
PennyMac Mortgage Investment Trust	3,999	81,500
Ready Capital Corp.	1,182	19,066
Redwood Trust, Inc.	5,490	83,997
TPG RE Finance Trust, Inc.	2,345	46,947
Western Asset Mortgage Capital Corp.	3,117	31,263
		1,504,724
Multiline Retail - 0.3%
Big Lots, Inc.	2,683	84,595
Dillard’s, Inc., Class A(c)	778	61,104
JC Penney Co., Inc.*(c)	20,975	31,882
Ollie’s Bargain Outlet Holdings, Inc.*	3,317	292,626
		470,207
Multi-Utilities - 0.4%
Avista Corp.	4,377	176,875
Black Hills Corp.	3,575	253,753
NorthWestern Corp.	3,384	231,939
Unitil Corp.	971	53,318
		715,885
Oil, Gas & Consumable Fuels - 1.6%
Abraxas Petroleum Corp.*	10,618	13,272
Adams Resources & Energy, Inc.	144	5,723
Alta Mesa Resources, Inc., Class A*(c)	6,773	1,747
Approach Resources, Inc.*(c)	3,012	2,826
Arch Coal, Inc., Class A	1,163	108,345
Ardmore Shipping Corp.*	2,227	12,538
Berry Petroleum Corp.	876	11,151
Bonanza Creek Energy, Inc.*	1,254	28,804
California Resources Corp.*	3,015	71,305
Callon Petroleum Co.*	15,244	116,617
Carrizo Oil & Gas, Inc.*	5,837	64,090
Clean Energy Fuels Corp.*	9,165	20,988
Cloud Peak Energy, Inc.*	4,970	2,584
CONSOL Energy, Inc.*	1,875	71,156
CVR Energy, Inc.	1,223	49,580
Delek US Holdings, Inc.	5,431	192,149
Denbury Resources, Inc.*	30,703	58,950
DHT Holdings, Inc.	6,124	26,456
Dorian LPG Ltd.*	1,848	10,903
Earthstone Energy, Inc., Class A*	1,263	8,323
Energy Fuels, Inc.*	5,665	17,392
EP Energy Corp., Class A*(c)	2,763	1,478
Evolution Petroleum Corp.	1,700	12,019
Frontline Ltd.*	5,133	32,954
GasLog Ltd.	2,719	43,830
Golar LNG Ltd.	6,344	130,940
Goodrich Petroleum Corp.*	592	7,678
Green Plains, Inc.	2,628	40,997
Gulfport Energy Corp.*	11,655	89,277
Halcon Resources Corp.*(c)	8,917	13,376
Hallador Energy Co.	1,108	5,950
HighPoint Resources Corp.*	7,202	18,653
International Seaways, Inc.*	1,446	24,061
Isramco, Inc.*(c)	50	5,673
Jagged Peak Energy, Inc.*(c)	4,280	40,532
Laredo Petroleum, Inc.*	10,391	35,641
Lilis Energy, Inc.*	2,974	5,353
Matador Resources Co.*	7,018	130,535
Midstates Petroleum Co., Inc.*	999	8,631
NACCO Industries, Inc., Class A	248	9,069
NextDecade Corp.*(c)	521	1,865
Nordic American Tankers Ltd.	9,365	21,259
Northern Oil and Gas, Inc.*	12,984	30,772
Oasis Petroleum, Inc.*	17,964	100,419
Overseas Shipholding Group, Inc., Class A*	3,809	7,504
Panhandle Oil and Gas, Inc., Class A	1,054	17,307
Par Pacific Holdings, Inc.*	2,072	35,017
PDC Energy, Inc.*	4,425	164,035
Peabody Energy Corp.	5,232	161,407
Penn Virginia Corp.*	828	44,430
Renewable Energy Group, Inc.*	2,468	65,575

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
REX American Resources Corp.*	374	29,812
Ring Energy, Inc.*	3,802	23,458
Rosehill Resources, Inc.*	150	455
SandRidge Energy, Inc.*	2,050	15,929
Scorpio Tankers, Inc.	3,051	56,169
SemGroup Corp., Class A	5,284	83,170
Ship Finance International Ltd.	5,424	67,203
SilverBow Resources, Inc.*	471	10,598
Southwestern Energy Co.*	39,388	166,611
SRC Energy, Inc.*	16,122	74,161
Talos Energy, Inc.*	1,339	30,061
Teekay Corp.	4,580	18,778
Teekay Tankers Ltd., Class A	12,835	13,733
Tellurian, Inc.*(c)	5,684	58,318
Ultra Petroleum Corp.*	10,636	7,154
Uranium Energy Corp.*(c)	11,637	14,663
W&T Offshore, Inc.*	6,221	32,411
World Fuel Services Corp.	4,468	123,719
Zion Oil & Gas, Inc.*(c)	3,640	1,795
		3,029,334
Paper & Forest Products - 0.3%
Boise Cascade Co.	2,598	72,458
Clearwater Paper Corp.*	1,082	30,945
Louisiana-Pacific Corp.	9,476	239,458
Neenah, Inc.	1,113	75,217
PH Glatfelter Co.	2,900	39,005
Schweitzer-Mauduit International, Inc.	2,053	79,164
Verso Corp., Class A*	2,301	45,215
		581,462
Personal Products - 0.3%
Edgewell Personal Care Co.*	3,609	160,095
elf Beauty, Inc.*	1,484	11,798
Inter Parfums, Inc.	1,159	85,499
Medifast, Inc.	781	99,523
Natural Health Trends Corp.(c)	493	6,271
Nature’s Sunshine Products, Inc.*	566	4,698
Revlon, Inc., Class A*(c)	545	14,546
USANA Health Sciences, Inc.*	844	83,134
		465,564
Pharmaceuticals - 1.5%
Aclaris Therapeutics, Inc.*	2,365	15,325
Aerie Pharmaceuticals, Inc.*	2,378	110,981
Akcea Therapeutics, Inc.*(c)	859	29,232
Akorn, Inc.*	6,235	25,252
Amneal Pharmaceuticals, Inc.*	5,798	78,447
Amphastar Pharmaceuticals, Inc.*	2,377	59,068
Ampio Pharmaceuticals, Inc.*(c)	6,542	4,105
ANI Pharmaceuticals, Inc.*	536	35,263
Aquestive Therapeutics, Inc.*	351	2,826
Aratana Therapeutics, Inc.*	3,115	12,522
Arvinas, Inc.*(c)	517	10,009
Assembly Biosciences, Inc.*	1,408	30,117
Assertio Therapeutics, Inc.*	3,932	16,278
Clearside Biomedical, Inc.*	1,871	2,713
Collegium Pharmaceutical, Inc.*	1,964	34,547
Corcept Therapeutics, Inc.*	6,520	81,304
Cymabay Therapeutics, Inc.*	3,935	46,472
Dermira, Inc.*	2,316	19,339
Dova Pharmaceuticals, Inc.*(c)	777	5,967
Durect Corp.*	10,467	8,268
Eloxx Pharmaceuticals, Inc.*	1,501	19,288
Endo International plc*	14,966	164,476
Evolus, Inc.*(c)	624	16,499
Horizon Pharma plc*	11,216	325,376
Innovate Biopharmaceuticals, Inc.*	1,374	2,858
Innoviva, Inc.*	4,602	72,251
Intersect ENT, Inc.*	2,003	68,082
Intra-Cellular Therapies, Inc.*	2,991	40,737
Kala Pharmaceuticals, Inc.*(c)	1,053	8,835
Lannett Co., Inc.*(c)	1,983	18,660
Liquidia Technologies, Inc.*	325	6,506
Mallinckrodt plc*	5,499	137,255
Marinus Pharmaceuticals, Inc.*	2,439	8,366
Medicines Co. (The)*	4,589	113,211
Melinta Therapeutics, Inc.*	463	2,468
Menlo Therapeutics, Inc.*	637	5,421
MyoKardia, Inc.*	2,274	101,989
Neos Therapeutics, Inc.*	3,124	7,154
Ocular Therapeutix, Inc.*(c)	2,230	9,924
Odonate Therapeutics, Inc.*(c)	454	7,482
Omeros Corp.*(c)	3,054	44,039
Optinose, Inc.*(c)	1,282	9,512
Osmotica Pharmaceuticals plc*	649	4,666
Pacira Pharmaceuticals, Inc.*	2,665	109,745
Paratek Pharmaceuticals, Inc.*(c)	2,103	13,627
Phibro Animal Health Corp., Class A	1,372	40,200
Prestige Consumer Healthcare, Inc.*	3,476	101,708
Reata Pharmaceuticals, Inc., Class A*	1,246	117,548
resTORbio, Inc.*(c)	512	4,383
Revance Therapeutics, Inc.*	2,191	37,116
scPharmaceuticals, Inc.*(c)	456	1,487
Sienna Biopharmaceuticals, Inc.*	1,029	2,624
SIGA Technologies, Inc.*	3,469	23,520
Supernus Pharmaceuticals, Inc.*	3,273	133,669
Teligent, Inc.*(c)	2,750	4,345
Tetraphase Pharmaceuticals, Inc.*	3,527	4,162
TherapeuticsMD, Inc.*(c)	12,198	69,773
Theravance Biopharma, Inc.*	2,892	70,189
Tricida, Inc.*	780	18,041
Verrica Pharmaceuticals, Inc.*	384	4,347
WaVe Life Sciences Ltd.*	1,181	49,519
Xeris Pharmaceuticals, Inc.*	446	4,464
Zogenix, Inc.*	2,802	147,749
Zomedica Pharmaceuticals Corp.*	2,755	2,838
		2,784,144
Professional Services - 1.1%
Acacia Research Corp.*	3,237	9,873
ASGN, Inc.*	3,384	217,963
Barrett Business Services, Inc.	472	37,071
BG Staffing, Inc.	559	13,947
CBIZ, Inc.*	3,445	71,070
CRA International, Inc.	522	26,079
Exponent, Inc.	3,444	195,034
Forrester Research, Inc.	686	34,437
Franklin Covey Co.*	650	16,913
FTI Consulting, Inc.*	2,531	187,699
GP Strategies Corp.*	828	13,861
Heidrick & Struggles International, Inc.	1,245	53,672
Huron Consulting Group, Inc.*	1,475	67,584
ICF International, Inc.	1,203	90,851
InnerWorkings, Inc.*	2,876	13,949
Insperity, Inc.	2,560	323,251

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Kelly Services, Inc., Class A	2,092	50,480
Kforce, Inc.	1,543	57,106
Korn Ferry	3,835	187,110
Mistras Group, Inc.*	1,170	18,463
Navigant Consulting, Inc.	2,826	58,187
Resources Connection, Inc.	1,984	34,462
TriNet Group, Inc.*	2,918	178,844
TrueBlue, Inc.*	2,692	61,970
Upwork, Inc.*(c)	838	19,852
WageWorks, Inc.*	2,655	87,350
Willdan Group, Inc.*	647	24,508
		2,151,586
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA*	653	16,371
American Realty Investors, Inc.*	139	1,765
Consolidated-Tomoka Land Co.	259	15,307
Cushman & Wakefield plc*	3,140	57,556
Forestar Group, Inc.*	701	11,896
FRP Holdings, Inc.*	469	24,036
Griffin Industrial Realty, Inc.	56	1,906
HFF, Inc., Class A	2,508	113,362
Kennedy-Wilson Holdings, Inc.	8,368	173,887
Marcus & Millichap, Inc.*	1,297	50,090
Maui Land & Pineapple Co., Inc.*	454	5,180
Newmark Group, Inc., Class A	9,985	92,461
RE/MAX Holdings, Inc., Class A	1,188	46,605
Redfin Corp.*(c)	5,283	105,502
RMR Group, Inc. (The), Class A	468	33,485
St Joe Co. (The)*	2,330	36,208
Stratus Properties, Inc.*	396	9,623
Tejon Ranch Co.*	1,409	26,053
Transcontinental Realty Investors, Inc.*	109	3,608
Trinity Place Holdings, Inc.*	1,173	4,774
		829,675
Road & Rail - 0.4%
ArcBest Corp.	1,709	59,525
Avis Budget Group, Inc.*	4,456	159,614
Covenant Transportation Group, Inc., Class A*	822	18,750
Daseke, Inc.*	2,741	13,020
Heartland Express, Inc.	3,124	62,761
Hertz Global Holdings, Inc.*	3,662	69,944
Marten Transport Ltd.	2,614	48,751
PAM Transportation Services, Inc.*	143	7,244
Saia, Inc.*	1,708	113,001
Universal Logistics Holdings, Inc.	554	12,271
US Xpress Enterprises, Inc., Class A*	1,404	12,285
USA Truck, Inc.*	530	9,116
Werner Enterprises, Inc.	3,146	108,631
YRC Worldwide, Inc.*	2,222	17,043
		711,956
Semiconductors & Semiconductor Equipment - 2.1%
ACM Research, Inc., Class A*(c)	558	6,333
Adesto Technologies Corp.*(c)	1,654	9,725
Advanced Energy Industries, Inc.*	2,562	129,048
Alpha & Omega Semiconductor Ltd.*	1,330	14,311
Ambarella, Inc.*	2,068	83,485
Amkor Technology, Inc.*	6,836	60,020
Aquantia Corp.*	1,439	11,296
Axcelis Technologies, Inc.*	2,141	45,004
AXT, Inc.*	2,537	11,315
Brooks Automation, Inc.	4,643	149,087
Cabot Microelectronics Corp.	1,893	214,098
CEVA, Inc.*	1,472	40,951
Cirrus Logic, Inc.*	4,013	161,042
Cohu, Inc.	2,648	47,373
Cree, Inc.*	6,724	365,853
Diodes, Inc.*	2,690	108,488
Entegris, Inc.	9,473	334,681
FormFactor, Inc.*	4,938	78,267
Ichor Holdings Ltd.*	1,504	31,539
Impinj, Inc.*(c)	1,092	18,269
Inphi Corp.*	2,899	125,295
Integrated Device Technology, Inc.*	8,660	418,538
Kopin Corp.*	3,907	5,978
Lattice Semiconductor Corp.*	7,824	92,323
MACOM Technology Solutions Holdings, Inc.*	3,027	57,785
MaxLinear, Inc.*	4,227	106,267
Nanometrics, Inc.*	1,521	43,288
NeoPhotonics Corp.*	2,340	18,720
NVE Corp.	317	32,594
PDF Solutions, Inc.*	1,846	21,986
Photronics, Inc.*	4,442	43,576
Power Integrations, Inc.	1,916	139,983
Rambus, Inc.*	7,116	73,081
Rudolph Technologies, Inc.*	2,108	47,599
Semtech Corp.*	4,347	239,259
Silicon Laboratories, Inc.*	2,871	232,608
SMART Global Holdings, Inc.*	681	19,960
SunPower Corp.*(c)	4,115	26,542
Synaptics, Inc.*	2,318	97,055
Ultra Clean Holdings, Inc.*	2,563	27,296
Veeco Instruments, Inc.*	3,168	36,178
Xperi Corp.	3,272	78,528
		3,904,624
Software - 4.2%
8x8, Inc.*	6,297	123,862
A10 Networks, Inc.*	3,482	24,304
ACI Worldwide, Inc.*	7,656	243,997
Agilysys, Inc.*	1,037	21,673
Alarm.com Holdings, Inc.*	2,096	137,560
Altair Engineering, Inc., Class A*	1,664	59,005
Alteryx, Inc., Class A*	1,953	149,033
Amber Road, Inc.*	1,565	15,400
American Software, Inc., Class A	1,915	22,195
Anaplan, Inc.*	1,201	45,050
Appfolio, Inc., Class A*	1,043	75,388
Asure Software, Inc.*(c)	836	5,401
Avalara, Inc.*	584	30,491
Avaya Holdings Corp.*	6,990	108,275
Benefitfocus, Inc.*(c)	1,499	73,631
Blackbaud, Inc.	3,217	248,481
Blackline, Inc.*	2,457	128,599
Bottomline Technologies DE, Inc.*	2,826	140,961
Box, Inc., Class A*	8,248	166,940
Carbon Black, Inc.*	2,560	33,510
ChannelAdvisor Corp.*	1,735	22,434
Cision Ltd.*	4,480	58,330
Cloudera, Inc.*	13,412	195,413
CommVault Systems, Inc.*	2,669	179,864
Cornerstone OnDemand, Inc.*	3,635	205,377
Coupa Software, Inc.*	3,635	342,381

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Digimarc Corp.*(c)	747	22,537
Domo, Inc., Class B*(c)	538	18,663
Ebix, Inc.(c)	1,608	93,698
eGain Corp.*	1,184	13,427
Ellie Mae, Inc.*	2,314	230,220
Envestnet, Inc.*	2,979	181,749
Everbridge, Inc.*	1,791	126,642
Five9, Inc.*	3,835	203,408
ForeScout Technologies, Inc.*	2,006	83,329
Fusion Connect, Inc.*(c)	1,427	2,626
HubSpot, Inc.*	2,475	416,740
Instructure, Inc.*	2,119	99,021
j2 Global, Inc.	3,127	265,826
LivePerson, Inc.*	3,941	110,190
Majesco*	365	2,657
MicroStrategy, Inc., Class A*	635	89,852
Mitek Systems, Inc.*	2,187	23,641
MobileIron, Inc.*	4,967	25,133
Model N, Inc.*	1,727	29,877
Monotype Imaging Holdings, Inc.	2,723	53,371
New Relic, Inc.*	3,015	318,836
OneSpan, Inc.*	2,107	44,879
Park City Group, Inc.*(c)	888	7,068
Paylocity Holding Corp.*	1,936	169,536
Progress Software Corp.	2,987	109,862
PROS Holdings, Inc.*	2,114	90,056
Q2 Holdings, Inc.*	2,500	172,050
QAD, Inc., Class A	694	31,410
Qualys, Inc.*	2,277	190,426
Rapid7, Inc.*	2,469	113,648
Rimini Street, Inc.*	691	3,773
SailPoint Technologies Holding, Inc.*	4,667	143,930
SecureWorks Corp., Class A*	575	12,759
ShotSpotter, Inc.*	490	24,471
SPS Commerce, Inc.*	1,144	122,156
SVMK, Inc.*(c)	1,182	17,931
Telaria, Inc.*	2,934	16,372
Telenav, Inc.*	2,066	12,355
Tenable Holdings, Inc.*	838	26,129
TiVo Corp.	8,066	80,902
Trade Desk, Inc. (The), Class A*	2,226	439,724
Upland Software, Inc.*	1,051	36,890
Varonis Systems, Inc.*	1,883	107,256
Verint Systems, Inc.*	4,305	229,241
Veritone, Inc.*(c)	564	3,480
VirnetX Holding Corp.*(c)	3,643	22,186
Workiva, Inc.*	1,904	94,153
Yext, Inc.*	5,557	103,249
Zix Corp.*	3,488	31,497
Zscaler, Inc.*(c)	4,069	202,148
		7,928,535
Specialty Retail - 2.2%
Aaron’s, Inc.	4,626	251,146
Abercrombie & Fitch Co., Class A	4,470	98,117
American Eagle Outfitters, Inc.	10,755	219,402
America’s Car-Mart, Inc.*	395	32,232
Asbury Automotive Group, Inc.*	1,293	92,825
Ascena Retail Group, Inc.*	11,695	25,963
At Home Group, Inc.*	2,991	73,220
Barnes & Noble Education, Inc.*	2,565	17,673
Barnes & Noble, Inc.	3,983	25,093
Bed Bath & Beyond, Inc.	8,951	149,750
Big 5 Sporting Goods Corp.	1,335	5,380
Boot Barn Holdings, Inc.*	1,872	53,352
Buckle, Inc. (The)(c)	1,922	36,883
Caleres, Inc.	2,807	87,298
Camping World Holdings, Inc., Class A(c)	2,165	27,929
Carvana Co.*(c)	2,162	96,987
Cato Corp. (The), Class A	1,484	23,358
Chico’s FAS, Inc.	8,304	48,495
Children’s Place, Inc. (The)	1,064	101,676
Citi Trends, Inc.	797	17,247
Conn’s, Inc.*(c)	1,316	31,045
Container Store Group, Inc. (The)*(c)	1,065	7,274
DSW, Inc., Class A	4,586	135,792
Express, Inc.*	4,779	24,851
Five Below, Inc.*	3,652	439,518
Francesca’s Holdings Corp.*	2,330	1,951
GameStop Corp., Class A	6,697	78,355
Genesco, Inc.*	1,320	63,716
GNC Holdings, Inc., Class A*(c)	5,500	16,390
Group 1 Automotive, Inc.	1,234	76,730
Guess?, Inc.	3,847	86,134
Haverty Furniture Cos., Inc.	1,236	30,109
Hibbett Sports, Inc.*	1,270	23,546
Hudson Ltd., Class A*	2,654	39,545
J. Jill, Inc.*	1,097	6,527
Kirkland’s, Inc.*	1,037	12,112
Lithia Motors, Inc., Class A	1,481	133,690
Lumber Liquidators Holdings, Inc.*(c)	1,898	22,415
MarineMax, Inc.*	1,358	26,658
Monro, Inc.	2,124	162,082
Murphy USA, Inc.*	2,009	156,240
National Vision Holdings, Inc.*	4,195	140,952
Office Depot, Inc.	36,390	126,273
Party City Holdco, Inc.*	3,778	39,329
Pier 1 Imports, Inc.*	5,439	7,343
Rent-A-Center, Inc.*	2,963	55,141
RH*(c)	1,325	203,507
RTW RetailWinds, Inc.*	1,957	5,949
Sally Beauty Holdings, Inc.*	8,049	145,445
Shoe Carnival, Inc.	707	26,946
Signet Jewelers Ltd.	3,473	97,626
Sleep Number Corp.*	2,176	94,982
Sonic Automotive, Inc., Class A	1,603	24,093
Sportsman’s Warehouse Holdings, Inc.*	2,474	15,562
Tailored Brands, Inc.	3,314	42,949
Tile Shop Holdings, Inc.	2,687	17,143
Tilly’s, Inc., Class A	1,370	16,618
Winmark Corp.	168	28,938
Zumiez, Inc.*	1,240	30,628
		4,178,130
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*	7,292	102,963
Avid Technology, Inc.*	1,836	8,721
Cray, Inc.*	2,701	66,256
Diebold Nixdorf, Inc.*(c)	5,091	46,786
Eastman Kodak Co.*(c)	1,132	3,441
Electronics For Imaging, Inc.*	2,922	79,011
Immersion Corp.*	1,732	15,553
Stratasys Ltd.*	3,380	96,195
USA Technologies, Inc.*	3,806	15,072
		433,998

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc.*	4,416	113,403
Culp, Inc.	735	13,634
Deckers Outdoor Corp.*	1,956	289,390
Fossil Group, Inc.*	3,050	47,702
G-III Apparel Group Ltd.*	2,896	103,127
Movado Group, Inc.	1,052	36,852
Oxford Industries, Inc.	1,117	88,276
Rocky Brands, Inc.	457	13,687
Steven Madden Ltd.	5,816	191,870
Superior Group of Cos., Inc.	605	10,515
Unifi, Inc.*	1,043	23,071
Vera Bradley, Inc.*	1,513	14,449
Wolverine World Wide, Inc.	6,170	220,639
		1,166,615
Thrifts & Mortgage Finance - 1.7%
Axos Financial, Inc.*	3,943	127,280
Bank7 Corp.*	229	3,664
BankFinancial Corp.	879	13,747
Bridgewater Bancshares, Inc.*(c)	1,551	17,309
BSB Bancorp, Inc.*	561	19,803
Capitol Federal Financial, Inc.	8,607	115,076
Columbia Financial, Inc.*	3,316	53,155
Dime Community Bancshares, Inc.	2,102	41,998
Entegra Financial Corp.*	446	10,717
ESSA Bancorp, Inc.	636	10,170
Essent Group Ltd.*	6,404	276,268
Federal Agricultural Mortgage Corp., Class C	600	49,122
First Defiance Financial Corp.	1,330	41,150
Flagstar Bancorp, Inc.	1,974	64,471
FS Bancorp, Inc.	256	13,274
Greene County Bancorp, Inc.(c)	199	6,268
Hingham Institution for Savings	89	17,426
Home Bancorp, Inc.	521	18,428
HomeStreet, Inc.*	1,662	46,370
Impac Mortgage Holdings, Inc.*	652	2,608
Kearny Financial Corp.	6,098	82,872
LendingTree, Inc.*	534	170,319
Luther Burbank Corp.	1,364	14,267
Malvern Bancorp, Inc.*	506	10,504
Merchants Bancorp	1,075	22,414
Meridian Bancorp, Inc.	3,211	52,307
Meta Financial Group, Inc.	1,867	43,594
MGIC Investment Corp.*	24,137	313,298
Mr Cooper Group, Inc.*	4,960	67,704
NMI Holdings, Inc., Class A*	4,204	101,527
Northfield Bancorp, Inc.	2,899	43,224
Northwest Bancshares, Inc.	6,386	118,780
OceanFirst Financial Corp.	3,171	79,909
Oconee Federal Financial Corp.	121	3,267
Ocwen Financial Corp.*	7,848	16,795
OP Bancorp	841	7,636
Oritani Financial Corp.	2,682	48,142
PCSB Financial Corp.	1,108	22,526
PDL Community Bancorp*(c)	589	7,710
PennyMac Financial Services, Inc.	1,326	30,922
Provident Bancorp, Inc.*	286	6,587
Provident Financial Services, Inc.	4,142	113,698
Prudential Bancorp, Inc.	594	10,793
Radian Group, Inc.	14,424	293,673
Riverview Bancorp, Inc.	1,416	10,960
SI Financial Group, Inc.	737	10,871
Southern Missouri Bancorp, Inc.	471	17,041
Sterling Bancorp, Inc.	1,462	14,752
Territorial Bancorp, Inc.	518	14,556
Timberland Bancorp, Inc.	439	13,433
TrustCo Bank Corp.	6,260	53,022
United Community Financial Corp.	3,242	32,485
United Financial Bancorp, Inc.	3,388	52,616
Walker & Dunlop, Inc.	1,846	103,007
Washington Federal, Inc.	5,574	171,010
Waterstone Financial, Inc.	1,701	28,645
Western New England Bancorp, Inc.	1,758	17,264
WSFS Financial Corp.	2,013	87,123
		3,257,557
Tobacco - 0.1%
22nd Century Group, Inc.*(c)	7,757	18,694
Pyxus International, Inc.*(c)	560	15,115
Turning Point Brands, Inc.	530	21,672
Universal Corp.	1,651	97,970
Vector Group Ltd.	6,842	80,188
		233,639
Trading Companies & Distributors - 0.9%
Aircastle Ltd.	3,623	71,953
Applied Industrial Technologies, Inc.	2,554	148,490
Beacon Roofing Supply, Inc.*	4,547	164,920
BlueLinx Holdings, Inc.*(c)	594	19,032
BMC Stock Holdings, Inc.*	4,498	86,047
CAI International, Inc.*	1,148	27,047
DXP Enterprises, Inc.*	1,063	37,598
EVI Industries, Inc.(c)	258	10,449
Foundation Building Materials, Inc.*	982	10,920
GATX Corp.	2,513	199,783
General Finance Corp.*	736	7,949
GMS, Inc.*	2,170	42,423
H&E Equipment Services, Inc.	2,123	61,121
Herc Holdings, Inc.*	1,605	70,620
Kaman Corp.	1,844	113,554
Lawson Products, Inc.*	445	14,049
MRC Global, Inc.*	5,613	94,635
NOW, Inc.*	7,203	103,939
Rush Enterprises, Inc., Class A	2,008	84,175
Rush Enterprises, Inc., Class B	295	12,184
SiteOne Landscape Supply, Inc.*	2,710	145,554
Systemax, Inc.	815	16,512
Textainer Group Holdings Ltd.*	1,820	19,856
Titan Machinery, Inc.*	1,253	24,070
Triton International Ltd.	3,446	113,408
Veritiv Corp.*	770	22,245
Willis Lease Finance Corp.*	202	8,496
		1,731,029
Water Utilities - 0.3%
American States Water Co.	2,442	173,700
AquaVenture Holdings Ltd.*	729	16,126
Artesian Resources Corp., Class A	531	20,836
Cadiz, Inc.*(c)	1,504	14,784
California Water Service Group	3,210	166,984
Connecticut Water Service, Inc.	809	54,268
Consolidated Water Co. Ltd.	980	12,946
Global Water Resources, Inc.	725	6,895
Middlesex Water Co.	1,063	62,579
Pure Cycle Corp.*	1,143	11,590
SJW Group	1,149	70,284

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
York Water Co. (The)	861	31,383
		642,375
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	2,741	61,316
Gogo, Inc.*(c)	3,854	17,690
NII Holdings, Inc.*(c)	5,926	23,052
Shenandoah Telecommunications Co.	3,119	138,609
Spok Holdings, Inc.	1,221	16,862
		257,529
TOTAL COMMON STOCKS (Cost $146,302,368)		138,201,811

	Number of Rights
RIGHTS - 0.0%(d)

Biotechnology - 0.0%
Tobira Therapeutics, Inc., CVR*(b)(f)	756	—
Food Products - 0.0%(d)
Schuman, Inc., CVR*(b)(f)	2,369	1,239
Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR, expiring 12/31/2050*(b)(f)	2	—
Omthera Pharmaceuticals, Inc., CVR*(b)(f)	3,327	—
		—
TOTAL RIGHTS (Cost $—)		1,239

Shares

SECURITIES LENDING REINVESTMENTS(g) - 2.0%

INVESTMENT COMPANIES - 2.0%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $3,748,496)	3,748,496	3,748,496

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 22.3%

REPURCHASE AGREEMENTS(h) - 22.3%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $41,757,526 (Cost $41,754,631)	41,754,631	41,754,631

Total Investments - 97.9% (Cost $191,805,495)		183,706,177
Other Assets Less Liabilities - 2.1%		3,894,124
Net Assets - 100.0%		187,600,301

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,495,334.

(b)         Security fair valued as of February 28, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2019 amounted to $29,032, which represents approximately 0.02% of net assets of the Fund.

(c)          The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $4,125,998, collateralized in the form of cash with a value of $3,759,097 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $618,623 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from March 7, 2019 – November 15, 2047; a total value of $4,377,720.

(d)         Represents less than 0.05% of net assets.

(e)          Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(f)           Illiquid security.

(g)          The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $3,748,496.

(h)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	247	3/15/2019	USD	$19,445,075	$957,709

Swap Agreements

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
32,307,620	11/6/2020	Bank of America NA	2.61%	Russell 2000® Index	2,144,814
12,525,623	11/6/2019	BNP Paribas SA	2.41%	Russell 2000® Index	714,458
78,334,410	11/6/2019	Citibank NA	2.56%	Russell 2000® Index	937,175
7,500,144	11/6/2019	Credit Suisse International	2.81%	Russell 2000® Index	899,482
11,045,398	11/6/2019	Deutsche Bank AG	2.66%	Russell 2000® Index	(463,349)
27,949,973	11/6/2019	Goldman Sachs International	2.66%	Russell 2000® Index	2,924,706
3,453,622	11/6/2019	Morgan Stanley & Co. International plc	2.41%	iShares® Russell 2000 ETF	148,814
5,346,167	11/6/2019	Morgan Stanley & Co. International plc	2.61%	Russell 2000® Index	920,077
16,592,914	11/6/2019	Societe Generale	2.81%	Russell 2000® Index	(3,698,857)
22,262,810	11/6/2019	UBS AG	2.51%	Russell 2000® Index	(2,946,869)
217,318,681					1,580,451
				Total Unrealized Appreciation	8,689,526
				Total Unrealized Depreciation	(7,109,075)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 72.7%

Aerospace & Defense - 2.0%
Arconic, Inc.	32,190	595,193
Boeing Co. (The)	39,530	17,391,619
General Dynamics Corp.	20,837	3,546,874
Harris Corp.	8,808	1,452,704
Huntington Ingalls Industries, Inc.	3,212	672,625
L3 Technologies, Inc.	5,890	1,247,208
Lockheed Martin Corp.	18,518	5,729,654
Northrop Grumman Corp.	12,994	3,767,740
Raytheon Co.	21,302	3,972,823
Textron, Inc.	18,184	987,391
TransDigm Group, Inc.*	3,633	1,577,049
United Technologies Corp.	60,745	7,633,824
		48,574,704
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	10,293	930,282
Expeditors International of Washington, Inc.	12,917	968,129
FedEx Corp.	18,145	3,284,245
United Parcel Service, Inc., Class B	52,036	5,734,367
		10,917,023
Airlines - 0.3%
Alaska Air Group, Inc.	9,229	569,430
American Airlines Group, Inc.	30,682	1,093,200
Delta Air Lines, Inc.	46,697	2,315,237
Southwest Airlines Co.	37,882	2,122,907
United Continental Holdings, Inc.*	17,131	1,504,273
		7,605,047
Auto Components - 0.1%
Aptiv plc	19,719	1,638,846
BorgWarner, Inc.	15,590	633,110
		2,271,956
Automobiles - 0.3%
Ford Motor Co.	292,440	2,564,699
General Motors Co.	98,246	3,878,752
Harley-Davidson, Inc.	12,189	452,456
		6,895,907
Banks - 4.2%
Bank of America Corp.	683,397	19,873,185
BB&T Corp.	57,679	2,939,899
Citigroup, Inc.	182,793	11,695,096
Citizens Financial Group, Inc.	35,021	1,293,676
Comerica, Inc.	12,105	1,054,467
Fifth Third Bancorp	49,072	1,353,406
First Republic Bank	12,258	1,286,845
Huntington Bancshares, Inc.	79,452	1,144,903
JPMorgan Chase & Co.	248,906	25,975,830
KeyCorp	77,435	1,367,502
M&T Bank Corp.	10,505	1,817,995
People’s United Financial, Inc.	28,251	501,738
PNC Financial Services Group, Inc. (The)	34,538	4,352,479
Regions Financial Corp.	77,383	1,269,081
SunTrust Banks, Inc.	33,629	2,181,513
SVB Financial Group*	3,986	985,180
US Bancorp	113,705	5,877,411
Wells Fargo & Co.	317,098	15,820,019
Zions Bancorp NA	14,385	735,073
		101,525,298
Beverages - 1.3%
Brown-Forman Corp., Class B	12,447	616,002
Coca-Cola Co. (The)	286,736	13,000,611
Constellation Brands, Inc., Class A	12,436	2,103,674
Molson Coors Brewing Co., Class B	14,020	864,473
Monster Beverage Corp.*	29,799	1,902,070
PepsiCo, Inc.	105,655	12,217,944
		30,704,774
Biotechnology - 1.8%
AbbVie, Inc.	112,588	8,921,473
Alexion Pharmaceuticals, Inc.*	16,701	2,260,146
Amgen, Inc.	47,697	9,066,246
Biogen, Inc.*	15,080	4,946,391
Celgene Corp.*	52,339	4,350,418
Gilead Sciences, Inc.	96,826	6,295,627
Incyte Corp.*	13,220	1,139,961
Regeneron Pharmaceuticals, Inc.*	5,810	2,502,599
Vertex Pharmaceuticals, Inc.*	19,126	3,610,032
		43,092,893
Building Products - 0.2%
Allegion plc	7,114	639,976
AO Smith Corp.	10,770	559,286
Fortune Brands Home & Security, Inc.	10,586	498,812
Johnson Controls International plc	69,167	2,439,520
Masco Corp.	22,868	858,922
		4,996,516
Capital Markets - 2.0%
Affiliated Managers Group, Inc.	3,943	432,192
Ameriprise Financial, Inc.	10,430	1,372,901
Bank of New York Mellon Corp. (The)	68,087	3,573,206
BlackRock, Inc.	9,091	4,029,313
Cboe Global Markets, Inc.	8,397	805,356
Charles Schwab Corp. (The)	89,963	4,139,198
CME Group, Inc.	26,778	4,871,186
E*TRADE Financial Corp.	19,029	932,231
Franklin Resources, Inc.	22,276	726,420
Goldman Sachs Group, Inc. (The)	25,895	5,093,546
Intercontinental Exchange, Inc.	42,632	3,289,059
Invesco Ltd.	30,791	595,806
Moody’s Corp.	12,478	2,160,191
Morgan Stanley	97,854	4,107,911
MSCI, Inc.	6,591	1,217,490
Nasdaq, Inc.	8,591	786,678
Northern Trust Corp.	16,571	1,544,417
Raymond James Financial, Inc.	9,654	797,227
S&P Global, Inc.	18,778	3,762,548
State Street Corp.	28,408	2,041,683
T. Rowe Price Group, Inc.	18,013	1,809,046
		48,087,605
Chemicals - 1.5%
Air Products & Chemicals, Inc.	16,433	2,977,331
Albemarle Corp.	7,950	725,756
Celanese Corp.	10,012	1,024,127
CF Industries Holdings, Inc.	17,273	728,921
DowDuPont, Inc.	171,723	9,140,815
Eastman Chemical Co.	10,482	866,757
Ecolab, Inc.	19,027	3,213,851
FMC Corp.	10,079	902,071
International Flavors & Fragrances, Inc.	7,582	966,705

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Linde plc	41,247	7,145,630
LyondellBasell Industries NV, Class A	23,548	2,013,825
Mosaic Co. (The)	26,545	830,062
PPG Industries, Inc.	17,957	2,010,645
Sherwin-Williams Co. (The)	6,167	2,671,544
		35,218,040
Commercial Services & Supplies - 0.3%
Cintas Corp.	6,480	1,338,768
Copart, Inc.*	15,412	904,222
Republic Services, Inc.	16,276	1,276,527
Rollins, Inc.	11,025	437,252
Waste Management, Inc.	29,358	2,972,497
		6,929,266
Communications Equipment - 0.9%
Arista Networks, Inc.*	3,897	1,111,619
Cisco Systems, Inc.	336,518	17,421,537
F5 Networks, Inc.*	4,539	763,187
Juniper Networks, Inc.	25,833	699,558
Motorola Solutions, Inc.	12,240	1,751,789
		21,747,690
Construction & Engineering - 0.1%
Fluor Corp.	10,528	395,853
Jacobs Engineering Group, Inc.	8,949	660,257
Quanta Services, Inc.	10,931	389,581
		1,445,691
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,693	881,346
Vulcan Materials Co.	9,883	1,101,559
		1,982,905
Consumer Finance - 0.5%
American Express Co.	52,430	5,648,808
Capital One Financial Corp.	35,454	2,963,245
Discover Financial Services	25,147	1,800,777
Synchrony Financial	49,495	1,614,032
		12,026,862
Containers & Packaging - 0.2%
Avery Dennison Corp.	6,490	701,179
Ball Corp.	25,388	1,390,755
International Paper Co.	30,315	1,389,033
Packaging Corp. of America	7,073	676,108
Sealed Air Corp.	11,745	512,317
Westrock Co.	18,979	709,435
		5,378,827
Distributors - 0.1%
Genuine Parts Co.	10,985	1,194,948
LKQ Corp.*	23,817	659,731
		1,854,679
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	15,382	371,475

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	145,607	29,310,689
Jefferies Financial Group, Inc.	19,913	403,637
		29,714,326
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	544,754	16,952,744
CenturyLink, Inc.	71,178	938,838
Verizon Communications, Inc.	309,279	17,604,161
		35,495,743
Electric Utilities - 1.4%
Alliant Energy Corp.	17,661	810,110
American Electric Power Co., Inc.	36,909	2,995,165
Duke Energy Corp.	53,357	4,783,989
Edison International	24,388	1,460,597
Entergy Corp.	13,558	1,265,368
Evergy, Inc.	19,718	1,102,434
Eversource Energy	23,717	1,655,684
Exelon Corp.	72,378	3,516,847
FirstEnergy Corp.	36,369	1,482,037
NextEra Energy, Inc.	35,774	6,715,495
Pinnacle West Capital Corp.	8,388	786,291
PPL Corp.	53,906	1,734,156
Southern Co. (The)	77,008	3,826,528
Xcel Energy, Inc.	38,477	2,110,848
		34,245,549
Electrical Equipment - 0.4%
AMETEK, Inc.	17,374	1,382,623
Eaton Corp. plc	32,439	2,587,659
Emerson Electric Co.	46,865	3,193,849
Rockwell Automation, Inc.	9,030	1,612,397
		8,776,528
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	22,555	2,119,493
Corning, Inc.	59,910	2,085,467
FLIR Systems, Inc.	10,356	532,816
IPG Photonics Corp.*	2,679	415,326
Keysight Technologies, Inc.*	14,030	1,184,272
TE Connectivity Ltd.	25,675	2,107,661
		8,445,035
Energy Equipment & Services - 0.4%
Baker Hughes a GE Co.	38,424	1,013,625
Halliburton Co.	65,571	2,012,374
Helmerich & Payne, Inc.	8,162	442,380
National Oilwell Varco, Inc.	28,696	807,506
Schlumberger Ltd.	103,648	4,566,731
TechnipFMC plc	31,846	709,847
		9,552,463
Entertainment - 1.5%
Activision Blizzard, Inc.	57,115	2,406,826
Electronic Arts, Inc.*	22,614	2,165,969
Netflix, Inc.*	32,643	11,689,458
Take-Two Interactive Software, Inc.*	8,524	743,804
Twenty-First Century Fox, Inc., Class A	79,112	3,989,618
Twenty-First Century Fox, Inc., Class B	36,458	1,828,733
Viacom, Inc., Class B	26,453	772,957
Walt Disney Co. (The)	111,427	12,573,423
		36,170,788
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	8,047	1,093,507
American Tower Corp.	32,972	5,808,018
Apartment Investment & Management Co., Class A	11,296	552,713
AvalonBay Communities, Inc.	10,347	2,013,837
Boston Properties, Inc.	11,561	1,534,029
Crown Castle International Corp.	31,050	3,687,187
Digital Realty Trust, Inc.	15,439	1,746,460
Duke Realty Corp.	26,822	793,126
Equinix, Inc.	6,018	2,548,623
Equity Residential	27,578	2,032,223
Essex Property Trust, Inc.	4,945	1,383,809
Extra Space Storage, Inc.	9,470	908,552

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Federal Realty Investment Trust	5,529	738,619
HCP, Inc.	35,741	1,099,751
Host Hotels & Resorts, Inc.	55,541	1,089,159
Iron Mountain, Inc.	21,424	758,838
Kimco Realty Corp.	31,540	554,789
Macerich Co. (The)	7,918	345,225
Mid-America Apartment Communities, Inc.	8,521	882,605
Prologis, Inc.	47,120	3,301,227
Public Storage	11,224	2,373,764
Realty Income Corp.	22,089	1,527,675
Regency Centers Corp.	12,681	827,435
SBA Communications Corp.*	8,483	1,531,690
Simon Property Group, Inc.	23,152	4,194,216
SL Green Realty Corp.	6,383	579,066
UDR, Inc.	20,623	916,074
Ventas, Inc.	26,682	1,674,295
Vornado Realty Trust	12,960	872,338
Welltower, Inc.	28,117	2,089,374
Weyerhaeuser Co.	56,076	1,395,732
		50,853,956
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	32,798	7,174,235
Kroger Co. (The)	59,730	1,751,881
Sysco Corp.	35,793	2,417,817
Walgreens Boots Alliance, Inc.	60,170	4,283,502
Walmart, Inc.	106,554	10,547,780
		26,175,215
Food Products - 0.8%
Archer-Daniels-Midland Co.	41,964	1,783,470
Campbell Soup Co.	14,420	519,408
Conagra Brands, Inc.	36,350	849,499
General Mills, Inc.	44,629	2,103,365
Hershey Co. (The)	10,496	1,161,697
Hormel Foods Corp.	20,409	884,934
JM Smucker Co. (The)	8,515	901,824
Kellogg Co.	18,962	1,066,802
Kraft Heinz Co. (The)	46,549	1,544,961
Lamb Weston Holdings, Inc.	10,963	759,846
McCormick & Co., Inc. (Non-Voting)	9,115	1,239,458
Mondelez International, Inc., Class A	108,816	5,131,763
Tyson Foods, Inc., Class A	22,088	1,361,946
		19,308,973
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	8,745	864,443

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	131,460	10,203,925
ABIOMED, Inc.*	3,371	1,127,599
Align Technology, Inc.*	5,448	1,410,869
Baxter International, Inc.	37,042	2,768,149
Becton Dickinson and Co.	20,080	4,995,703
Boston Scientific Corp.*	103,576	4,155,469
Cooper Cos., Inc. (The)	3,678	1,051,871
Danaher Corp.	46,168	5,864,259
DENTSPLY SIRONA, Inc.	16,656	695,555
Edwards Lifesciences Corp.*	15,647	2,648,881
Hologic, Inc.*	20,165	950,780
IDEXX Laboratories, Inc.*	6,455	1,362,199
Intuitive Surgical, Inc.*	8,548	4,680,970
Medtronic plc	100,525	9,097,513
ResMed, Inc.	10,667	1,092,621
Stryker Corp.	23,246	4,382,103
Teleflex, Inc.	3,441	997,339
Varian Medical Systems, Inc.*	6,819	916,201
Zimmer Biomet Holdings, Inc.	15,268	1,895,064
		60,297,070
Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	11,738	977,775
Anthem, Inc.	19,358	5,821,531
Cardinal Health, Inc.	22,301	1,211,836
Centene Corp.*	30,741	1,871,819
Cigna Corp.	28,502	4,971,889
Covetrus, Inc.*	4	143
CVS Health Corp.	96,795	5,597,655
DaVita, Inc.*	9,443	537,307
HCA Healthcare, Inc.	20,095	2,794,009
Henry Schein, Inc.*	11,409	676,554
Humana, Inc.	10,270	2,927,361
Laboratory Corp. of America Holdings*	7,553	1,119,657
McKesson Corp.	14,624	1,859,588
Quest Diagnostics, Inc.	10,184	881,425
UnitedHealth Group, Inc.	72,007	17,441,536
Universal Health Services, Inc., Class B	6,382	886,013
WellCare Health Plans, Inc.*	3,741	948,643
		50,524,741
Health Care Technology - 0.1%
Cerner Corp.*	24,664	1,379,951

Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	29,970	1,731,067
Chipotle Mexican Grill, Inc.*	1,830	1,111,780
Darden Restaurants, Inc.	9,289	1,041,390
Hilton Worldwide Holdings, Inc.	22,195	1,844,404
Marriott International, Inc., Class A	21,192	2,654,722
McDonald’s Corp.	57,700	10,607,568
MGM Resorts International	37,486	1,002,751
Norwegian Cruise Line Holdings Ltd.*	16,465	914,301
Royal Caribbean Cruises Ltd.	12,828	1,519,861
Starbucks Corp.	92,856	6,524,063
Wynn Resorts Ltd.	7,326	927,032
Yum! Brands, Inc.	23,375	2,208,938
		32,087,877
Household Durables - 0.2%
DR Horton, Inc.	25,630	996,751
Garmin Ltd.	9,047	759,677
Leggett & Platt, Inc.	9,762	443,390
Lennar Corp., Class A	21,898	1,050,666
Mohawk Industries, Inc.*	4,719	642,350
Newell Brands, Inc.	32,144	521,697
PulteGroup, Inc.	19,340	522,180
Whirlpool Corp.	4,777	675,993
		5,612,704
Household Products - 1.2%
Church & Dwight Co., Inc.	18,430	1,212,694
Clorox Co. (The)	9,554	1,509,819
Colgate-Palmolive Co.	64,919	4,276,214
Kimberly-Clark Corp.	25,922	3,028,467
Procter & Gamble Co. (The)	186,480	18,377,604
		28,404,798

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	49,573	854,143
NRG Energy, Inc.	21,701	904,497
		1,758,640
Industrial Conglomerates - 1.1%
3M Co.	43,582	9,038,471
General Electric Co.	651,045	6,764,357
Honeywell International, Inc.	55,410	8,537,019
Roper Technologies, Inc.	7,741	2,505,375
		26,845,222
Insurance - 1.7%
Aflac, Inc.	56,981	2,800,046
Allstate Corp. (The)	25,781	2,433,211
American International Group, Inc.	66,215	2,860,488
Aon plc	18,028	3,092,343
Arthur J Gallagher & Co.	13,747	1,103,609
Assurant, Inc.	3,903	401,970
Brighthouse Financial, Inc.*	8,878	343,756
Chubb Ltd.	34,493	4,618,613
Cincinnati Financial Corp.	11,328	983,497
Everest Re Group Ltd.	3,043	688,053
Hartford Financial Services Group, Inc. (The)	26,852	1,325,415
Lincoln National Corp.	15,987	999,507
Loews Corp.	20,694	985,448
Marsh & McLennan Cos., Inc.	37,701	3,506,947
MetLife, Inc.	73,863	3,337,869
Principal Financial Group, Inc.	19,702	1,037,113
Progressive Corp. (The)	43,647	3,181,866
Prudential Financial, Inc.	30,912	2,962,915
Torchmark Corp.	7,681	634,143
Travelers Cos., Inc. (The)	19,827	2,635,207
Unum Group	16,372	611,658
Willis Towers Watson plc	9,727	1,673,239
		42,216,913
Interactive Media & Services - 3.4%
Alphabet, Inc., Class A*	22,378	25,209,936
Alphabet, Inc., Class C*	23,028	25,789,517
Facebook, Inc., Class A*	179,822	29,032,262
TripAdvisor, Inc.*	7,664	407,495
Twitter, Inc.*	54,132	1,666,183
		82,105,393
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc.*	30,742	50,411,654
Booking Holdings, Inc.*	3,466	5,881,940
eBay, Inc.	67,739	2,516,504
Expedia Group, Inc.	8,867	1,093,390
		59,903,488
IT Services - 3.6%
Accenture plc, Class A	47,714	7,700,085
Akamai Technologies, Inc.*	12,191	849,225
Alliance Data Systems Corp.	3,504	606,192
Automatic Data Processing, Inc.	32,763	5,013,722
Broadridge Financial Solutions, Inc.	8,741	885,026
Cognizant Technology Solutions Corp., Class A	43,342	3,076,415
DXC Technology Co.	20,964	1,380,689
Fidelity National Information Services, Inc.	24,513	2,651,081
Fiserv, Inc.*	29,824	2,525,795
FleetCor Technologies, Inc.*	6,638	1,548,513
Gartner, Inc.*	6,803	968,067
Global Payments, Inc.	11,843	1,544,090
International Business Machines Corp.	68,022	9,395,879
Jack Henry & Associates, Inc.	5,787	767,530
Mastercard, Inc., Class A	68,009	15,286,383
Paychex, Inc.	23,921	1,842,395
PayPal Holdings, Inc.*	88,199	8,649,676
Total System Services, Inc.	12,563	1,185,947
VeriSign, Inc.*	7,963	1,417,733
Visa, Inc., Class A	131,526	19,481,631
Western Union Co. (The)	33,143	592,265
		87,368,339
Leisure Products - 0.0%(b)
Hasbro, Inc.	8,710	739,479
Mattel, Inc.*	25,833	372,512
		1,111,991
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	23,860	1,895,439
Illumina, Inc.*	11,003	3,441,408
IQVIA Holdings, Inc.*	11,859	1,661,446
Mettler-Toledo International, Inc.*	1,874	1,276,025
PerkinElmer, Inc.	8,326	783,976
Thermo Fisher Scientific, Inc.	30,132	7,821,363
Waters Corp.*	5,671	1,373,630
		18,253,287
Machinery - 1.2%
Caterpillar, Inc.	44,168	6,066,033
Cummins, Inc.	11,054	1,703,311
Deere & Co.	24,079	3,949,919
Dover Corp.	10,954	991,666
Flowserve Corp.	9,794	434,951
Fortive Corp.	21,998	1,794,377
Illinois Tool Works, Inc.	22,850	3,292,228
Ingersoll-Rand plc	18,387	1,940,932
PACCAR, Inc.	26,154	1,773,241
Parker-Hannifin Corp.	9,905	1,744,865
Pentair plc	11,954	508,523
Snap-on, Inc.	4,169	667,040
Stanley Black & Decker, Inc.	11,307	1,497,386
Wabtec Corp.	9,996	732,332
Xylem, Inc.	13,452	1,016,299
		28,113,103
Media - 1.0%
CBS Corp. (Non-Voting), Class B	25,201	1,265,342
Charter Communications, Inc., Class A*	13,193	4,550,398
Comcast Corp., Class A	339,822	13,140,917
Discovery, Inc., Class A*	11,731	339,026
Discovery, Inc., Class C*	26,965	734,796
DISH Network Corp., Class A*	17,158	557,806
Interpublic Group of Cos., Inc. (The)	28,768	662,527
News Corp., Class A	28,833	375,406
News Corp., Class B	9,264	123,304
Omnicom Group, Inc.	16,774	1,269,792
		23,019,314
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	108,459	1,399,121
Newmont Mining Corp.	39,868	1,360,296
Nucor Corp.	23,498	1,423,274
		4,182,691
Multiline Retail - 0.4%
Dollar General Corp.	19,676	2,330,819

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Dollar Tree, Inc.*	17,811	1,715,734
Kohl’s Corp.	12,359	834,603
Macy’s, Inc.	23,014	570,517
Nordstrom, Inc.	8,517	402,684
Target Corp.	39,061	2,837,391
		8,691,748
Multi-Utilities - 0.8%
Ameren Corp.	18,286	1,302,695
CenterPoint Energy, Inc.	37,511	1,130,582
CMS Energy Corp.	21,206	1,153,606
Consolidated Edison, Inc.	23,314	1,922,239
Dominion Energy, Inc.	57,198	4,237,800
DTE Energy Co.	13,616	1,682,393
NiSource, Inc.	27,192	733,640
Public Service Enterprise Group, Inc.	37,834	2,225,018
Sempra Energy	20,483	2,466,972
WEC Energy Group, Inc.	23,617	1,801,505
		18,656,450
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.	37,744	1,641,864
Apache Corp.	28,409	942,611
Cabot Oil & Gas Corp.	32,273	794,561
Chevron Corp.	143,020	17,102,331
Cimarex Energy Co.	7,156	514,588
Concho Resources, Inc.	14,989	1,648,790
ConocoPhillips	86,169	5,846,567
Devon Energy Corp.	35,044	1,034,148
Diamondback Energy, Inc.	11,545	1,188,327
EOG Resources, Inc.	43,407	4,080,258
Exxon Mobil Corp.	316,897	25,044,370
Hess Corp.	18,627	1,077,572
HollyFrontier Corp.	11,932	610,918
Kinder Morgan, Inc.	142,067	2,722,004
Marathon Oil Corp.	62,220	1,032,852
Marathon Petroleum Corp.	51,711	3,206,599
Noble Energy, Inc.	35,912	795,451
Occidental Petroleum Corp.	56,514	3,738,401
ONEOK, Inc.	30,792	1,978,694
Phillips 66	31,755	3,059,912
Pioneer Natural Resources Co.	12,760	1,798,522
Valero Energy Corp.	31,761	2,590,427
Williams Cos., Inc. (The)	90,609	2,418,354
		84,868,121
Personal Products - 0.1%
Coty, Inc., Class A*	33,729	371,019
Estee Lauder Cos., Inc. (The), Class A	16,460	2,583,232
		2,954,251
Pharmaceuticals - 3.6%
Allergan plc	23,728	3,267,583
Bristol-Myers Squibb Co.	122,170	6,311,302
Eli Lilly & Co.(c)	70,565	8,911,654
Johnson & Johnson	200,744	27,429,660
Merck & Co., Inc.	194,639	15,822,204
Mylan NV*	38,594	1,018,495
Nektar Therapeutics*	12,955	525,196
Perrigo Co. plc	9,357	455,686
Pfizer, Inc.	432,665	18,756,028
Zoetis, Inc.	35,960	3,388,511
		85,886,319
Professional Services - 0.2%
Equifax, Inc.	9,023	988,109
IHS Markit Ltd.*	26,849	1,427,561
Nielsen Holdings plc	26,570	696,134
Robert Half International, Inc.	9,093	620,052
Verisk Analytics, Inc.*	12,321	1,557,744
		5,289,600
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	23,726	1,180,606

Road & Rail - 0.8%
CSX Corp.	60,044	4,363,397
JB Hunt Transport Services, Inc.	6,536	703,731
Kansas City Southern	7,612	826,968
Norfolk Southern Corp.	20,387	3,655,389
Union Pacific Corp.	55,148	9,248,320
		18,797,805
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc.*	65,829	1,548,956
Analog Devices, Inc.	27,704	2,963,220
Applied Materials, Inc.	73,575	2,820,866
Broadcom, Inc.	30,945	8,521,015
Intel Corp.	341,615	18,091,930
KLA-Tencor Corp.	12,363	1,427,803
Lam Research Corp.	11,615	2,045,285
Maxim Integrated Products, Inc.	20,739	1,128,824
Microchip Technology, Inc.(c)	17,703	1,537,860
Micron Technology, Inc.*	83,839	3,427,338
NVIDIA Corp.	45,658	7,043,203
Qorvo, Inc.*	9,351	655,879
QUALCOMM, Inc.	90,728	4,843,968
Skyworks Solutions, Inc.	13,287	1,085,016
Texas Instruments, Inc.	71,897	7,605,265
Xilinx, Inc.	18,940	2,373,182
		67,119,610
Software - 4.6%
Adobe, Inc.*	36,535	9,590,437
ANSYS, Inc.*	6,253	1,108,407
Autodesk, Inc.*	16,395	2,672,549
Cadence Design Systems, Inc.*	21,119	1,209,063
Citrix Systems, Inc.	9,582	1,010,901
Fortinet, Inc.*	10,838	940,630
Intuit, Inc.	19,424	4,800,253
Microsoft Corp.	578,501	64,809,467
Oracle Corp.	190,727	9,942,599
Red Hat, Inc.*	13,229	2,415,615
salesforce.com, Inc.*	57,260	9,370,599
Symantec Corp.	47,820	1,075,472
Synopsys, Inc.*	11,171	1,135,867
		110,081,859
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	5,457	882,834
AutoZone, Inc.*	1,887	1,771,837
Best Buy Co., Inc.	17,523	1,206,283
CarMax, Inc.*	13,071	811,709
Foot Locker, Inc.	8,600	511,872
Gap, Inc. (The)	15,987	406,070
Home Depot, Inc. (The)	84,544	15,652,476
L Brands, Inc.	17,092	446,785
Lowe’s Cos., Inc.	60,100	6,315,909
O’Reilly Automotive, Inc.*	5,996	2,230,272
Ross Stores, Inc.	27,946	2,650,119
Tiffany & Co.	8,122	771,915
TJX Cos., Inc. (The)	92,625	4,750,736
Tractor Supply Co.	9,137	871,213

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Ulta Beauty, Inc.*	4,219	1,318,395
		40,598,425
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	337,429	58,425,831
Hewlett Packard Enterprise Co.	106,512	1,744,667
HP, Inc.	118,442	2,336,861
NetApp, Inc.	18,856	1,229,411
Seagate Technology plc	19,495	907,687
Western Digital Corp.	21,664	1,089,699
Xerox Corp.	15,517	479,475
		66,213,631
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd.*	11,246	512,818
Hanesbrands, Inc.	27,001	501,949
NIKE, Inc., Class B	95,288	8,169,040
PVH Corp.	5,671	651,258
Ralph Lauren Corp.	4,082	510,944
Tapestry, Inc.	21,691	757,883
Under Armour, Inc., Class A*	14,044	316,692
Under Armour, Inc., Class C*	14,398	289,112
VF Corp.	24,357	2,127,827
		13,837,523
Tobacco - 0.7%
Altria Group, Inc.	140,645	7,371,204
Philip Morris International, Inc.	116,356	10,115,991
		17,487,195
Trading Companies & Distributors - 0.1%
Fastenal Co.	21,486	1,352,329
United Rentals, Inc.*	6,071	817,096
WW Grainger, Inc.	3,414	1,040,484
		3,209,909
Water Utilities - 0.1%
American Water Works Co., Inc.	13,517	1,373,598

TOTAL COMMON STOCKS (Cost $1,928,944,852)		1,750,662,349

SECURITIES LENDING REINVESTMENTS(d) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $7,422,684)	7,422,684	7,422,684

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 17.1%

REPURCHASE AGREEMENTS(e) - 17.1%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $410,880,110 (Cost $410,851,613)	410,851,613	410,851,613

Total Investments - 90.1% (Cost $2,347,219,149)		2,168,936,646
Other Assets Less Liabilities - 9.9%		238,042,332
Net Assets - 100.0%		2,406,978,978

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $169,659,849.

(b)         Represents less than 0.05% of net assets.

(c)          The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $7,307,674, collateralized in the form of cash with a value of $7,422,684 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(d)         The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $7,422,684.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,475	3/15/2019	USD	$205,393,750	$20,532,465

Swap Agreements

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
285,854,482	11/6/2019	Bank of America NA	2.71%	S&P 500®	(4,033,403)
429,036,475	11/6/2020	BNP Paribas SA	3.06%	S&P 500®	24,543,269
170,481,113	11/6/2019	Citibank NA	2.91%	S&P 500®	22,632,875
329,705,566	11/6/2019	Credit Suisse International	3.11%	S&P 500®	(8,725,432)
183,420,298	11/6/2019	Deutsche Bank AG	2.98%	S&P 500®	56,257,313
163,589,450	11/6/2019	Goldman Sachs International	2.96%	S&P 500®	16,713,907
729,299,443	11/6/2019	Goldman Sachs International	2.86%	SPDR® S&P 500® ETF Trust	(21,610,817)
30,269,105	12/2/2019	Morgan Stanley & Co. International plc	3.01%	S&P 500®	(1,901,121)
387,443,456	11/6/2019	Societe Generale	3.16%	S&P 500®	2,847,089
148,884,272	11/6/2020	UBS AG	3.01%	S&P 500®	2,127,712
2,857,983,660					88,851,392
				Total Unrealized Appreciation	125,122,165
				Total Unrealized Depreciation	(36,270,773)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD  U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 81.3%

Communications Equipment - 0.2%
InterDigital, Inc.	1,365	95,181

Semiconductors & Semiconductor Equipment - 81.1%
Advanced Micro Devices, Inc.*	35,420	833,433
Analog Devices, Inc.	14,906	1,594,346
Applied Materials, Inc.	39,612	1,518,724
Broadcom, Inc.	16,648	4,584,193
Cirrus Logic, Inc.*	2,413	96,834
Cree, Inc.*	4,132	224,822
Cypress Semiconductor Corp.	14,576	224,908
Entegris, Inc.	5,694	201,169
Integrated Device Technology, Inc.*	5,195	251,074
Intel Corp.	183,836	9,735,954
KLA-Tencor Corp.	6,645	767,431
Lam Research Corp.	6,257	1,101,795
Marvell Technology Group Ltd.	23,866	476,127
Maxim Integrated Products, Inc.	11,158	607,330
Microchip Technology, Inc.	9,525	827,437
Micron Technology, Inc.*	45,123	1,844,628
MKS Instruments, Inc.	2,173	180,076
Monolithic Power Systems, Inc.	1,570	210,553
NVIDIA Corp.	24,588	3,792,945
ON Semiconductor Corp.*	16,954	364,172
Qorvo, Inc.*	5,031	352,874
QUALCOMM, Inc.	48,822	2,606,606
Semtech Corp.*	2,650	145,856
Silicon Laboratories, Inc.*	1,737	140,732
Skyworks Solutions, Inc.	7,148	583,706
Synaptics, Inc.*	1,395	58,409
Teradyne, Inc.	7,220	294,793
Texas Instruments, Inc.	38,688	4,092,417
Universal Display Corp.	1,706	254,603
Versum Materials, Inc.	4,390	215,110
Xilinx, Inc.	10,191	1,276,932
		39,459,989
TOTAL COMMON STOCKS (Cost $41,161,639)		39,555,170

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 18.8%

REPURCHASE AGREEMENTS(b) - 18.8%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $9,124,786 (Cost $9,124,152)	9,124,152	9,124,152

Total Investments - 100.1% (Cost $50,285,791)		48,679,322
Liabilities in excess of other assets - (0.1%)		(44,043)
Net Assets - 100.0%		48,635,279

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,619,987.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
117,166	11/6/2019	Bank of America NA	2.81%	Dow Jones U.S. SemiconductorsSM Index(3)	(1,197,732)
293,706	1/13/2020	Credit Suisse International	3.11%	Dow Jones U.S. SemiconductorsSM Index(3)	17,870
5,847,319	1/6/2020	Deutsche Bank AG	2.96%	Dow Jones U.S. SemiconductorsSM Index(3)	647,110
2,659,060	12/6/2019	Morgan Stanley & Co. International plc	2.91%	Dow Jones U.S. SemiconductorsSM Index(3)	142,018
14,517,406	1/6/2020	Societe Generale	3.16%	Dow Jones U.S. SemiconductorsSM Index(3)	1,245,513
34,097,590	3/6/2020	UBS AG	3.06%	Dow Jones U.S. SemiconductorsSM Index(3)	(1,279,888)
57,532,247					(425,109)
				Total Unrealized Appreciation	2,052,511
				Total Unrealized Depreciation	(2,477,620)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 77.5%

Aerospace & Defense - 1.9%
AAR Corp.	937	34,228
Aerojet Rocketdyne Holdings, Inc.*	2,071	77,145
Aerovironment, Inc.*	612	48,758
Axon Enterprise, Inc.*	1,681	90,488
Cubic Corp.	821	50,656
Mercury Systems, Inc.*	1,392	88,420
Moog, Inc., Class A	934	87,759
National Presto Industries, Inc.(b)	145	16,260
Triumph Group, Inc.	1,433	33,188
		526,902
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.*	736	39,553
Echo Global Logistics, Inc.*	821	19,720
Forward Air Corp.	840	54,306
Hub Group, Inc., Class A*	967	41,562
		155,141
Airlines - 0.6%
Allegiant Travel Co.	367	48,481
Hawaiian Holdings, Inc.	1,421	42,275
SkyWest, Inc.	1,492	80,627
		171,383
Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc.*	3,212	51,713
Cooper Tire & Rubber Co.	1,440	46,022
Cooper-Standard Holdings, Inc.*	475	28,552
Dorman Products, Inc.*	836	67,633
Fox Factory Holding Corp.*	1,092	69,211
Garrett Motion, Inc.*	2,128	35,623
Gentherm, Inc.*	1,003	41,123
LCI Industries	725	59,073
Motorcar Parts of America, Inc.*	544	11,255
Standard Motor Products, Inc.	581	28,643
Superior Industries International, Inc.	662	4,098
		442,946
Automobiles - 0.1%
Winnebago Industries, Inc.	834	27,213

Banks - 7.5%
Ameris Bancorp	1,147	46,763
Banc of California, Inc.	1,226	21,234
Banner Corp.	906	56,290
Berkshire Hills Bancorp, Inc.	1,162	36,394
Boston Private Financial Holdings, Inc.	2,426	28,845
Brookline Bancorp, Inc.	2,314	36,978
Central Pacific Financial Corp.	839	24,482
City Holding Co.	478	38,307
Columbia Banking System, Inc.	2,107	79,813
Community Bank System, Inc.	1,472	95,371
Customers Bancorp, Inc.*	838	17,925
CVB Financial Corp.	2,946	67,139
Eagle Bancorp, Inc.*	909	53,804
Fidelity Southern Corp.	635	20,688
First Bancorp/PR	6,247	71,903
First Commonwealth Financial Corp.	2,859	40,197
First Financial Bancorp	2,815	78,060
First Financial Bankshares, Inc.(b)	1,947	126,263
First Midwest Bancorp, Inc.	3,059	70,816
Franklin Financial Network, Inc.	351	11,513
Glacier Bancorp, Inc.	2,430	106,483
Great Western Bancorp, Inc.	1,658	62,258
Hanmi Financial Corp.	914	21,095
Heritage Financial Corp.	954	31,406
Hope Bancorp, Inc.	3,518	51,292
Independent Bank Corp.	807	68,700
LegacyTexas Financial Group, Inc.	1,297	54,124
National Bank Holdings Corp., Class A	743	26,845
NBT Bancorp, Inc.	1,256	48,519
OFG Bancorp	1,254	25,945
Old National Bancorp	4,331	77,005
Opus Bank	622	14,163
Pacific Premier Bancorp, Inc.	1,293	38,596
Preferred Bank	401	20,539
S&T Bancorp, Inc.	1,007	41,670
Seacoast Banking Corp. of Florida*	1,474	42,775
ServisFirst Bancshares, Inc.	1,318	46,090
Simmons First National Corp., Class A	2,661	71,395
Southside Bancshares, Inc.	950	32,984
Tompkins Financial Corp.	356	28,626
Triumph Bancorp, Inc.*	695	23,540
United Community Banks, Inc.	2,278	63,078
Veritex Holdings, Inc.	1,298	36,357
Westamerica Bancorp	769	49,431
		2,105,701
Beverages - 0.2%
Coca-Cola Consolidated, Inc.	133	32,965
MGP Ingredients, Inc.	364	29,794
		62,759
Biotechnology - 1.7%
Acorda Therapeutics, Inc.*	1,135	16,730
AMAG Pharmaceuticals, Inc.*	993	14,786
Cytokinetics, Inc.*	1,573	11,357
Eagle Pharmaceuticals, Inc.*	316	15,822
Emergent BioSolutions, Inc.*	1,289	75,213
Enanta Pharmaceuticals, Inc.*	452	46,348
Momenta Pharmaceuticals, Inc.*	2,760	38,888
Myriad Genetics, Inc.*	2,150	66,715
Progenics Pharmaceuticals, Inc.*	2,431	10,745
REGENXBIO, Inc.*	866	44,798
Repligen Corp.*	1,122	66,782
Spectrum Pharmaceuticals, Inc.*	2,921	31,576
Vanda Pharmaceuticals, Inc.*	1,508	30,522
		470,282
Building Products - 1.8%
AAON, Inc.	1,168	46,556
American Woodmark Corp.*	442	37,658
Apogee Enterprises, Inc.	810	28,909
Gibraltar Industries, Inc.*	922	37,341
Griffon Corp.	972	17,340
Insteel Industries, Inc.	525	11,944
Patrick Industries, Inc.*	656	29,658
PGT Innovations, Inc.*	1,666	25,123
Quanex Building Products Corp.	1,011	17,379
Simpson Manufacturing Co., Inc.	1,190	71,317
Trex Co., Inc.*	1,689	126,591

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Universal Forest Products, Inc.	1,773	54,910
		504,726
Capital Markets - 0.8%
Blucora, Inc.*	1,379	37,081
Donnelley Financial Solutions, Inc.*	981	13,940
Greenhill & Co., Inc.	501	11,794
INTL. FCStone, Inc.*	457	19,879
Investment Technology Group, Inc.	951	28,749
Piper Jaffray Cos.	426	29,803
Virtus Investment Partners, Inc.	206	21,076
Waddell & Reed Financial, Inc., Class A	2,252	41,685
WisdomTree Investments, Inc.	3,344	26,016
		230,023
Chemicals - 2.3%
AdvanSix, Inc.*	857	28,067
American Vanguard Corp.	767	14,404
Balchem Corp.	927	82,253
FutureFuel Corp.	742	13,682
Hawkins, Inc.	277	11,418
HB Fuller Co.	1,458	73,600
Ingevity Corp.*	1,207	139,071
Innophos Holdings, Inc.	564	18,725
Innospec, Inc.	702	57,466
Koppers Holdings, Inc.*	590	14,508
Kraton Corp.*	919	32,698
LSB Industries, Inc.*	584	4,117
Quaker Chemical Corp.	383	80,043
Rayonier Advanced Materials, Inc.	1,468	20,684
Stepan Co.	583	54,860
Tredegar Corp.	735	12,804
		658,400
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	1,894	67,540
Brady Corp., Class A	1,407	66,565
Interface, Inc.	1,712	30,388
LSC Communications, Inc.	958	8,105
Matthews International Corp., Class A	922	36,668
Mobile Mini, Inc.	1,285	46,273
Multi-Color Corp.	401	19,990
RR Donnelley & Sons Co.	2,024	10,889
Team, Inc.*	865	13,511
Tetra Tech, Inc.	1,592	95,552
UniFirst Corp.	444	63,856
US Ecology, Inc.	634	36,379
Viad Corp.	585	33,871
		529,587
Communications Equipment - 1.1%
ADTRAN, Inc.	1,370	20,577
Applied Optoelectronics, Inc.*(b)	541	7,304
CalAmp Corp.*	1,000	13,900
Comtech Telecommunications Corp.	687	18,206
Digi International, Inc.*	790	10,428
Extreme Networks, Inc.*	3,403	27,973
Finisar Corp.*	3,376	82,678
Harmonic, Inc.*	2,493	13,761
NETGEAR, Inc.*	907	32,516
Viavi Solutions, Inc.*	6,568	86,238
		313,581
Construction & Engineering - 0.5%
Aegion Corp.*	929	16,128
Arcosa, Inc.	1,402	46,953
Comfort Systems USA, Inc.	1,068	57,266
MYR Group, Inc.*	476	15,965
Orion Group Holdings, Inc.*	833	3,540
		139,852
Construction Materials - 0.1%
US Concrete, Inc.*	459	18,411

Consumer Finance - 0.9%
Encore Capital Group, Inc.*	736	25,171
Enova International, Inc.*	986	25,163
EZCORP, Inc., Class A*	1,484	14,499
FirstCash, Inc.	1,260	110,452
PRA Group, Inc.*	1,303	41,943
World Acceptance Corp.*	193	23,739
		240,967
Containers & Packaging - 0.1%
Myers Industries, Inc.	1,017	19,404

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,314	41,404

Diversified Consumer Services - 0.5%
American Public Education, Inc.*	472	15,250
Career Education Corp.*	2,006	33,340
Regis Corp.*	868	15,702
Strategic Education, Inc.	624	81,607
		145,899
Diversified Telecommunication Services - 0.9%
ATN International, Inc.	312	17,512
Cincinnati Bell, Inc.*	1,443	13,997
Cogent Communications Holdings, Inc.	1,203	58,598
Consolidated Communications Holdings, Inc.	2,049	20,346
Frontier Communications Corp.*(b)	3,035	9,257
Iridium Communications, Inc.*	2,785	59,293
Vonage Holdings Corp.*	6,338	65,155
		244,158
Electric Utilities - 0.2%
El Paso Electric Co.	1,170	62,946

Electrical Equipment - 0.3%
AZZ, Inc.	749	34,469
Encore Wire Corp.	600	35,544
Powell Industries, Inc.	251	8,055
Vicor Corp.*	466	14,809
		92,877
Electronic Equipment, Instruments & Components - 3.4%
Anixter International, Inc.*	828	48,587
Arlo Technologies, Inc.*	2,135	9,245
Badger Meter, Inc.	837	49,249
Bel Fuse, Inc., Class B	290	7,091
Benchmark Electronics, Inc.	1,257	34,442
Control4 Corp.*	768	13,832
CTS Corp.	951	30,546
Daktronics, Inc.	1,135	9,216
ePlus, Inc.*	394	35,239
Fabrinet*	1,059	61,952
FARO Technologies, Inc.*	496	22,722
II-VI, Inc.*	1,719	73,023

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Insight Enterprises, Inc.*	1,020	56,936
Itron, Inc.*	963	51,049
KEMET Corp.	1,652	31,305
Knowles Corp.*	2,594	42,230
Methode Electronics, Inc.	1,064	29,856
MTS Systems Corp.	514	27,396
OSI Systems, Inc.*	485	42,122
Park Electrochemical Corp.	554	9,634
Plexus Corp.*	905	55,893
Rogers Corp.*	529	82,127
Sanmina Corp.*	1,963	62,698
ScanSource, Inc.*	736	27,637
TTM Technologies, Inc.*	2,653	32,154
		946,181
Energy Equipment & Services - 1.7%
Archrock, Inc.	3,719	36,297
Bristow Group, Inc.*(b)	1,029	1,214
C&J Energy Services, Inc.*	1,800	31,086
CARBO Ceramics, Inc.*(b)	614	2,505
Dril-Quip, Inc.*	1,027	43,761
Era Group, Inc.*	588	6,774
Exterran Corp.*	904	15,431
Geospace Technologies Corp.*	391	6,412
Gulf Island Fabrication, Inc.*	395	3,871
Helix Energy Solutions Group, Inc.*	4,005	29,637
KLX Energy Services Holdings, Inc.*	643	16,950
Matrix Service Co.*	778	16,252
Nabors Industries Ltd.	9,363	30,336
Newpark Resources, Inc.*	2,611	23,081
Noble Corp. plc*	7,097	21,362
Oil States International, Inc.*	1,725	29,567
Pioneer Energy Services Corp.*	2,249	3,981
ProPetro Holding Corp.*	2,131	42,322
SEACOR Holdings, Inc.*	493	22,017
Superior Energy Services, Inc.*	4,444	20,798
TETRA Technologies, Inc.*	3,615	8,640
Unit Corp.*	1,554	24,165
US Silica Holdings, Inc.(b)	2,229	33,212
		469,671
Entertainment - 0.1%
Marcus Corp. (The)	619	26,239

Equity Real Estate Investment Trusts (REITs) - 4.9%
Acadia Realty Trust	2,345	66,809
Agree Realty Corp.	992	65,204
American Assets Trust, Inc.	1,086	47,176
Armada Hoffler Properties, Inc.	1,427	21,833
CareTrust REIT, Inc.	2,555	57,079
CBL & Associates Properties, Inc.(b)	4,965	10,625
Cedar Realty Trust, Inc.	2,537	8,829
Chatham Lodging Trust	1,338	26,733
Chesapeake Lodging Trust	1,737	52,318
Community Healthcare Trust, Inc.	506	18,059
DiamondRock Hospitality Co.	5,979	63,915
Easterly Government Properties, Inc.	1,749	31,447
EastGroup Properties, Inc.	1,036	109,464
Four Corners Property Trust, Inc.	1,948	53,356
Franklin Street Properties Corp.	3,083	22,321
Getty Realty Corp.	967	31,863
Global Net Lease, Inc.	2,187	39,016
Hersha Hospitality Trust	1,043	19,661
Independence Realty Trust, Inc.	2,557	26,490
Innovative Industrial Properties, Inc.	282	22,275
iStar, Inc.(b)	1,955	17,106
Kite Realty Group Trust	2,407	37,886
Lexington Realty Trust	6,047	56,177
LTC Properties, Inc.	1,140	50,639
National Storage Affiliates Trust	1,627	46,077
NorthStar Realty Europe Corp.	1,438	25,798
Office Properties Income Trust	1,383	42,195
Pennsylvania REIT(b)	1,844	11,341
PS Business Parks, Inc.	574	84,476
Retail Opportunity Investments Corp.	3,278	56,283
RPT Realty	2,305	29,227
Saul Centers, Inc.	331	18,758
Summit Hotel Properties, Inc.	3,012	34,307
Universal Health Realty Income Trust	364	27,107
Urstadt Biddle Properties, Inc., Class A	857	17,928
Washington Prime Group, Inc.	5,351	30,929
Whitestone REIT	1,144	14,883
		1,395,590
Food & Staples Retailing - 0.3%
Andersons, Inc. (The)	761	28,126
Chefs’ Warehouse, Inc. (The)*	664	21,255
SpartanNash Co.	1,033	19,606
United Natural Foods, Inc.*	1,461	21,930
		90,917
Food Products - 1.2%
B&G Foods, Inc.(b)	1,896	46,680
Calavo Growers, Inc.	450	38,309
Cal-Maine Foods, Inc.	870	38,367
Darling Ingredients, Inc.*	4,735	104,075
Dean Foods Co.	2,628	10,538
J&J Snack Foods Corp.	432	67,081
John B Sanfilippo & Son, Inc.	252	17,509
Seneca Foods Corp., Class A*	193	5,697
		328,256
Gas Utilities - 0.5%
Northwest Natural Holding Co.	829	53,239
South Jersey Industries, Inc.	2,654	76,833
		130,072
Health Care Equipment & Supplies - 2.3%
AngioDynamics, Inc.*	1,067	23,911
Anika Therapeutics, Inc.*	409	13,346
CONMED Corp.	744	57,214
CryoLife, Inc.*	978	28,929
Cutera, Inc.*	400	6,848
Heska Corp.*	196	16,031
Integer Holdings Corp.*	857	77,953
Invacare Corp.	955	9,292
Lantheus Holdings, Inc.*	1,106	25,272
LeMaitre Vascular, Inc.	456	13,644
Meridian Bioscience, Inc.	1,219	20,808
Merit Medical Systems, Inc.*	1,577	87,886
Natus Medical, Inc.*	971	26,829
Neogen Corp.*	1,495	92,630
OraSure Technologies, Inc.*	1,761	18,931
Orthofix Medical, Inc.*	544	33,238

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Surmodics, Inc.*	385	22,465
Tactile Systems Technology, Inc.*	483	36,713
Varex Imaging Corp.*	1,096	34,458
		646,398
Health Care Providers & Services - 2.0%
Addus HomeCare Corp.*	290	19,491
AMN Healthcare Services, Inc.*	1,348	67,413
BioTelemetry, Inc.*	958	71,582
Community Health Systems, Inc.*	3,344	16,553
CorVel Corp.*	264	17,767
Cross Country Healthcare, Inc.*	1,042	9,107
Diplomat Pharmacy, Inc.*	1,628	10,500
Ensign Group, Inc. (The)	1,414	69,922
LHC Group, Inc.*	839	92,030
Magellan Health, Inc.*	697	47,473
Owens & Minor, Inc.	1,791	11,176
Providence Service Corp. (The)*	317	22,608
Quorum Health Corp.*	734	2,048
Select Medical Holdings Corp.*	3,113	46,135
Tivity Health, Inc.*	1,178	25,209
US Physical Therapy, Inc.	365	40,238
		569,252
Health Care Technology - 0.9%
Computer Programs & Systems, Inc.	344	11,331
HealthStream, Inc.	734	20,405
HMS Holdings Corp.*	2,413	83,152
NextGen Healthcare Information Systems LLC*	1,376	24,080
Omnicell, Inc.*	1,139	96,758
Tabula Rasa HealthCare, Inc.*	488	26,894
		262,620
Hotels, Restaurants & Leisure - 1.3%
Belmond Ltd., Class A*	2,577	64,038
BJ’s Restaurants, Inc.	612	29,278
Chuy’s Holdings, Inc.*	487	10,894
Dave & Buster’s Entertainment, Inc.	1,117	57,336
Dine Brands Global, Inc.	509	50,493
El Pollo Loco Holdings, Inc.*	640	9,683
Fiesta Restaurant Group, Inc.*	674	10,157
Monarch Casino & Resort, Inc.*	340	14,909
Red Robin Gourmet Burgers, Inc.*	373	11,343
Ruth’s Hospitality Group, Inc.	824	20,946
Shake Shack, Inc., Class A*	743	40,969
Wingstop, Inc.	842	56,086
		376,132
Household Durables - 1.6%
Cavco Industries, Inc.*	246	34,054
Ethan Allen Interiors, Inc.	711	14,277
Installed Building Products, Inc.*	629	27,437
iRobot Corp.*	796	99,548
La-Z-Boy, Inc.	1,347	46,350
LGI Homes, Inc.*	536	31,677
M/I Homes, Inc.*	803	20,910
MDC Holdings, Inc.	1,406	40,554
Meritage Homes Corp.*	1,080	47,358
TopBuild Corp.*	1,018	60,571
Universal Electronics, Inc.*	397	13,256
William Lyon Homes, Class A*	947	13,400
		449,392
Household Products - 0.4%
Central Garden & Pet Co.*	297	9,290
Central Garden & Pet Co., Class A*	1,177	32,780
WD-40 Co.	398	71,230
		113,300
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,034	41,277

Insurance - 2.7%
Ambac Financial Group, Inc.*	1,304	25,780
American Equity Investment Life Holding Co.	2,598	82,227
AMERISAFE, Inc.	554	34,963
eHealth, Inc.*	527	28,147
Employers Holdings, Inc.	943	39,285
HCI Group, Inc.	208	9,601
Horace Mann Educators Corp.	1,177	46,127
James River Group Holdings Ltd.	861	35,379
Maiden Holdings Ltd.	1,980	2,435
Navigators Group, Inc. (The)	668	46,613
ProAssurance Corp.	1,542	62,605
RLI Corp.	1,126	79,406
Safety Insurance Group, Inc.	418	37,344
Selective Insurance Group, Inc.	1,693	111,670
Stewart Information Services Corp.	683	29,321
Third Point Reinsurance Ltd.*	2,139	22,866
United Fire Group, Inc.	613	29,878
United Insurance Holdings Corp.	618	10,123
Universal Insurance Holdings, Inc.	924	36,073
		769,843
Interactive Media & Services - 0.1%
Care.com, Inc.*	750	18,893
QuinStreet, Inc.*	1,106	14,809
		33,702
Internet & Direct Marketing Retail - 0.6%
Liquidity Services, Inc.*	761	5,251
Nutrisystem, Inc.	846	36,615
PetMed Express, Inc.(b)	594	13,692
Shutterfly, Inc.*	966	43,286
Shutterstock, Inc.	534	24,740
Stamps.com, Inc.*	489	45,961
		169,545
IT Services - 1.6%
Cardtronics plc, Class A*	1,074	31,694
CSG Systems International, Inc.	958	39,805
EVERTEC, Inc.	1,736	49,684
ExlService Holdings, Inc.*	985	60,479
ManTech International Corp., Class A	763	41,469
NIC, Inc.	1,914	32,710
Perficient, Inc.*	954	27,294
Sykes Enterprises, Inc.*	1,144	33,851
Travelport Worldwide Ltd.	3,773	59,312
TTEC Holdings, Inc.	398	13,635
Unisys Corp.*	1,467	19,819
Virtusa Corp.*	791	39,922
		449,674
Leisure Products - 0.3%
Callaway Golf Co.	2,554	43,954
Nautilus, Inc.*	857	5,596
Sturm Ruger & Co., Inc.	502	28,589
Vista Outdoor, Inc.*	1,656	14,755
		92,894
Life Sciences Tools & Services - 0.6%
Cambrex Corp.*	965	39,893
Luminex Corp.	1,192	30,372

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Medpace Holdings, Inc.*	747	41,048
NeoGenomics, Inc.*	2,675	52,430
		163,743
Machinery - 4.4%
Actuant Corp., Class A	1,756	42,934
Alamo Group, Inc.	277	26,603
Albany International Corp., Class A	834	64,677
Astec Industries, Inc.	656	25,033
Barnes Group, Inc.	1,357	78,801
Briggs & Stratton Corp.	1,219	15,981
Chart Industries, Inc.*	897	79,187
CIRCOR International, Inc.*	571	18,004
EnPro Industries, Inc.	596	40,880
ESCO Technologies, Inc.	745	51,547
Federal Signal Corp.	1,732	42,573
Franklin Electric Co., Inc.	1,116	59,382
Greenbrier Cos., Inc. (The)	930	38,363
Harsco Corp.*	2,309	51,675
Hillenbrand, Inc.	1,793	79,412
John Bean Technologies Corp.	909	85,173
Lindsay Corp.	309	28,573
Lydall, Inc.*	501	14,103
Mueller Industries, Inc.	1,658	54,797
Proto Labs, Inc.*	778	87,906
SPX Corp.*	1,248	45,377
SPX FLOW, Inc.*	1,224	42,253
Standex International Corp.	369	30,262
Tennant Co.	521	32,927
Titan International, Inc.	1,447	9,058
Wabash National Corp.	1,611	23,907
Watts Water Technologies, Inc., Class A	798	64,271
		1,233,659
Marine - 0.2%
Matson, Inc.	1,228	44,343

Media - 0.5%
EW Scripps Co. (The), Class A	1,621	34,284
Gannett Co., Inc.	3,252	38,179
New Media Investment Group, Inc.	1,560	20,779
Scholastic Corp.	798	33,763
TechTarget, Inc.*	636	10,545
		137,550
Metals & Mining - 0.6%
AK Steel Holding Corp.*(b)	9,073	27,401
Century Aluminum Co.*	1,411	12,177
Haynes International, Inc.	360	12,665
Kaiser Aluminum Corp.	475	52,003
Materion Corp.	582	33,628
Olympic Steel, Inc.	263	5,107
SunCoke Energy, Inc.*	1,862	18,471
TimkenSteel Corp.*	1,128	14,055
		175,507
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Apollo Commercial Real Estate Finance, Inc.	3,233	58,711
ARMOUR Residential REIT, Inc.	1,603	32,140
Capstead Mortgage Corp.	2,462	20,435
Granite Point Mortgage Trust, Inc.	1,445	27,484
Invesco Mortgage Capital, Inc.	3,612	57,503
New York Mortgage Trust, Inc.	4,836	29,016
PennyMac Mortgage Investment Trust	1,954	39,822
Redwood Trust, Inc.	2,673	40,897
		306,008
Multiline Retail - 0.0%(c)
JC Penney Co., Inc.*(b)	9,069	13,785

Multi-Utilities - 0.3%
Avista Corp.	1,889	76,335

Oil, Gas & Consumable Fuels - 1.3%
Bonanza Creek Energy, Inc.*	538	12,358
Carrizo Oil & Gas, Inc.*	2,450	26,901
CONSOL Energy, Inc.*	799	30,322
Denbury Resources, Inc.*	13,243	25,427
Green Plains, Inc.	1,119	17,456
Gulfport Energy Corp.*	4,535	34,738
HighPoint Resources Corp.*	3,177	8,228
Laredo Petroleum, Inc.*	4,371	14,992
Par Pacific Holdings, Inc.*	861	14,551
PDC Energy, Inc.*	1,900	70,433
Penn Virginia Corp.*	386	20,713
Renewable Energy Group, Inc.*	1,073	28,510
REX American Resources Corp.*	164	13,072
Ring Energy, Inc.*	1,636	10,094
SRC Energy, Inc.*	6,976	32,090
		359,885
Paper & Forest Products - 0.5%
Boise Cascade Co.	1,119	31,209
Clearwater Paper Corp.*	473	13,528
Mercer International, Inc.	1,237	17,714
Neenah, Inc.	485	32,776
PH Glatfelter Co.	1,259	16,933
Schweitzer-Mauduit International, Inc.	885	34,126
		146,286
Personal Products - 0.4%
Avon Products, Inc.*	12,720	39,305
Inter Parfums, Inc.	496	36,590
Medifast, Inc.	344	43,836
		119,731
Pharmaceuticals - 1.2%
Akorn, Inc.*	2,706	10,959
Amphastar Pharmaceuticals, Inc.*	994	24,701
ANI Pharmaceuticals, Inc.*	238	15,658
Assertio Therapeutics, Inc.*	1,839	7,614
Corcept Therapeutics, Inc.*	3,022	37,684
Endo International plc*	5,741	63,094
Innoviva, Inc.*	1,947	30,568
Lannett Co., Inc.*(b)	974	9,165
Medicines Co. (The)*	1,890	46,626
Phibro Animal Health Corp., Class A	581	17,023
Supernus Pharmaceuticals, Inc.*	1,503	61,383
		324,475
Professional Services - 1.5%
Exponent, Inc.	1,496	84,718
Forrester Research, Inc.	294	14,759
FTI Consulting, Inc.*	1,104	81,873
Heidrick & Struggles International, Inc.	545	23,495
Kelly Services, Inc., Class A	897	21,644
Korn Ferry	1,630	79,528
Navigant Consulting, Inc.	1,225	25,223
Resources Connection, Inc.	853	14,817

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
TrueBlue, Inc.*	1,164	26,795
WageWorks, Inc.*	1,140	37,506
		410,358
Real Estate Management & Development - 0.3%
HFF, Inc., Class A	1,125	50,850
Marcus & Millichap, Inc.*	611	23,597
RE/MAX Holdings, Inc., Class A	510	20,007
		94,454
Road & Rail - 0.4%
ArcBest Corp.	739	25,739
Heartland Express, Inc.	1,366	27,443
Marten Transport Ltd.	1,112	20,739
Saia, Inc.*	739	48,892
		122,813
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc.*	1,107	55,760
Axcelis Technologies, Inc.*	932	19,591
Brooks Automation, Inc.	2,064	66,275
Cabot Microelectronics Corp.	824	93,194
CEVA, Inc.*	630	17,527
Cohu, Inc.	1,170	20,931
Diodes, Inc.*	1,141	46,017
DSP Group, Inc.*	555	7,620
FormFactor, Inc.*	2,131	33,776
Ichor Holdings Ltd.*	657	13,777
Kopin Corp.*	1,762	2,696
Kulicke & Soffa Industries, Inc.	1,932	45,054
MaxLinear, Inc.*	1,805	45,378
Nanometrics, Inc.*	696	19,808
PDF Solutions, Inc.*	798	9,504
Photronics, Inc.*	1,967	19,296
Power Integrations, Inc.	843	61,590
Rambus, Inc.*	3,120	32,042
Rudolph Technologies, Inc.*	917	20,706
Semtech Corp.*	1,892	104,136
SMART Global Holdings, Inc.*	358	10,493
SolarEdge Technologies, Inc.*	1,237	52,276
Ultra Clean Holdings, Inc.*	1,122	11,949
Veeco Instruments, Inc.*	1,374	15,691
Xperi Corp.	1,392	33,408
		858,495
Software - 2.0%
8x8, Inc.*	2,742	53,935
Agilysys, Inc.*	507	10,596
Alarm.com Holdings, Inc.*	1,008	66,155
Bottomline Technologies DE, Inc.*	1,052	52,474
Ebix, Inc.(b)	647	37,701
LivePerson, Inc.*	1,678	46,917
MicroStrategy, Inc., Class A*	247	34,950
Monotype Imaging Holdings, Inc.	1,195	23,422
OneSpan, Inc.*	903	19,234
Progress Software Corp.	1,291	47,483
Qualys, Inc.*	974	81,456
SPS Commerce, Inc.*	508	54,244
TiVo Corp.	3,564	35,747
		564,314
Specialty Retail - 3.2%
Abercrombie & Fitch Co., Class A	1,893	41,551
Asbury Automotive Group, Inc.*	564	40,490
Ascena Retail Group, Inc.*	4,996	11,091
Barnes & Noble Education, Inc.*	1,053	7,255
Barnes & Noble, Inc.	1,641	10,338
Buckle, Inc. (The)	818	15,697
Caleres, Inc.	1,242	38,626
Cato Corp. (The), Class A	657	10,341
Chico’s FAS, Inc.	3,616	21,118
Children’s Place, Inc. (The)	466	44,531
Conn’s, Inc.*(b)	701	16,537
DSW, Inc., Class A	1,961	58,065
Express, Inc.*	1,971	10,249
GameStop Corp., Class A	2,932	34,304
Genesco, Inc.*	581	28,045
Group 1 Automotive, Inc.	524	32,582
Guess?, Inc.	1,631	36,518
Haverty Furniture Cos., Inc.	546	13,301
Hibbett Sports, Inc.*	534	9,900
Kirkland’s, Inc.*	427	4,987
Lithia Motors, Inc., Class A	648	58,495
Lumber Liquidators Holdings, Inc.*(b)	823	9,720
MarineMax, Inc.*	657	12,897
Monro, Inc.	949	72,418
Office Depot, Inc.	15,735	54,601
Rent-A-Center, Inc.*	1,277	23,765
RH*(b)	537	82,478
Shoe Carnival, Inc.	288	10,984
Sleep Number Corp.*	887	38,718
Sonic Automotive, Inc., Class A	680	10,220
Tailored Brands, Inc.	1,435	18,598
Tile Shop Holdings, Inc.	1,123	7,165
Vitamin Shoppe, Inc.*	450	3,317
Zumiez, Inc.*	543	13,412
		902,314
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp.*	3,283	46,356
Cray, Inc.*	1,174	28,798
Diebold Nixdorf, Inc.*(b)	2,189	20,117
Electronics For Imaging, Inc.*	1,263	34,152
		129,423
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc.*	1,921	49,331
Fossil Group, Inc.*	1,308	20,457
G-III Apparel Group Ltd.*	1,206	42,946
Movado Group, Inc.	474	16,604
Oxford Industries, Inc.	487	38,488
Steven Madden Ltd.	2,288	75,481
Unifi, Inc.*	418	9,246
Vera Bradley, Inc.*	620	5,921
Wolverine World Wide, Inc.	2,727	97,518
		355,992
Thrifts & Mortgage Finance - 1.4%
Axos Financial, Inc.*	1,590	51,325
Dime Community Bancshares, Inc.	891	17,802
Flagstar Bancorp, Inc.	845	27,598
HomeStreet, Inc.*	776	21,650
Meta Financial Group, Inc.	793	18,517
NMI Holdings, Inc., Class A*	1,907	46,054
Northfield Bancorp, Inc.	1,353	20,173
Northwest Bancshares, Inc.	2,970	55,242
Oritani Financial Corp.	1,112	19,960
Provident Financial Services, Inc.	1,768	48,532
TrustCo Bank Corp.	2,779	23,538
Walker & Dunlop, Inc.	826	46,091
		396,482

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Tobacco - 0.2%
Universal Corp.	718	42,606

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	1,114	64,768
DXP Enterprises, Inc.*	460	16,270
Kaman Corp.	804	49,510
Veritiv Corp.*	365	10,545
		141,093
Water Utilities - 0.5%
American States Water Co.	1,057	75,184
California Water Service Group	1,382	71,892
		147,076
Wireless Telecommunication Services - 0.0%(c)
Spok Holdings, Inc.	520	7,181
TOTAL COMMON STOCKS (Cost $25,820,750)		21,839,425

Number of Rights

RIGHTS - 0.0%(c)

Food Products - 0.0%(c)
Schuman, Inc., CVR*(d)(e) (Cost $—)	948	496

Shares

SECURITIES LENDING REINVESTMENTS(f) - 0.8%

INVESTMENT COMPANIES - 0.8%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $238,239)	238,239	238,239

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 18.0%

REPURCHASE AGREEMENTS(g) - 18.0%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $5,071,991 (Cost $5,071,639)	5,071,639	5,071,639

Total Investments - 96.3% (Cost $31,130,628)		27,149,799
Other Assets Less Liabilities - 3.7%		1,054,722
Net Assets - 100.0%		28,204,521

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,048,847.

(b)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $324,284, collateralized in the form of cash with a value of $240,604 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $99,059 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from March 7, 2019 – November 15, 2046; a total value of $339,663.

(c)          Represents less than 0.05% of net assets.

(d)         Security fair valued as of February 28, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2019 amounted to $496, which represents approximately 0.00% of net assets of the Fund.

(e)          Illiquid security.

(f)           The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $238,239.

(g)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
5,005,869	11/6/2020	Bank of America NA	2.78%	S&P SmallCap 600®	208,897
2,864,406	11/6/2020	Citibank NA	2.76%	S&P SmallCap 600®	(135,596)
3,759,621	11/6/2019	Credit Suisse International	2.71%	S&P SmallCap 600®	101,949
14,315,047	11/6/2019	Deutsche Bank AG	2.61%	S&P SmallCap 600®	(4,226,715)
1,602,700	11/6/2019	Morgan Stanley & Co. International plc	2.86%	S&P SmallCap 600®	335,567
4,269,545	11/6/2020	Societe Generale	2.91%	S&P SmallCap 600®	52,979
2,749,319	11/6/2020	UBS AG	2.81%	S&P SmallCap 600®	80,074
34,566,507					(3,582,845)
				Total Unrealized Appreciation	779,466
				Total Unrealized Depreciation	(4,362,311)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 81.5%

Communications Equipment - 4.8%
Arista Networks, Inc.*	2,231	636,393
ARRIS International plc*	6,998	221,697
Ciena Corp.*	6,113	260,781
Cisco Systems, Inc.	192,672	9,974,629
CommScope Holding Co., Inc.*	8,235	191,958
EchoStar Corp., Class A*	2,080	80,205
F5 Networks, Inc.*	2,599	436,996
Finisar Corp.*	5,034	123,283
InterDigital, Inc.	1,451	101,178
Juniper Networks, Inc.	14,791	400,540
Lumentum Holdings, Inc.*	3,155	156,961
Motorola Solutions, Inc.	7,004	1,002,413
NetScout Systems, Inc.*	2,995	81,973
Plantronics, Inc.	1,418	71,240
Ubiquiti Networks, Inc.(b)	821	118,544
ViaSat, Inc.*	2,400	181,320
Viavi Solutions, Inc.*	9,788	128,516
		14,168,627
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	40,743	537,400
Zayo Group Holdings, Inc.*	8,714	216,107
		753,507
Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	6,424	603,149
SYNNEX Corp.	1,775	174,163
Tech Data Corp.*	1,600	163,552
		940,864
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc.*	7,486	80,250
Cerner Corp.*	14,122	790,126
Medidata Solutions, Inc.*	2,620	196,552
Veeva Systems, Inc., Class A*	5,221	615,608
		1,682,536
Household Durables - 0.1%
Garmin Ltd.	5,177	434,713

Interactive Media & Services - 16.5%
Alphabet, Inc., Class A*	12,808	14,428,852
Alphabet, Inc., Class C*	13,180	14,760,546
Cargurus, Inc.*	1,419	60,634
Cars.com, Inc.*	2,701	63,581
Facebook, Inc., Class A*	102,945	16,620,470
IAC/InterActiveCorp*	3,331	709,670
Snap, Inc., Class A*	31,779	311,434
Twitter, Inc.*	30,987	953,780
Zillow Group, Inc., Class A*	2,112	87,500
Zillow Group, Inc., Class C*	4,942	206,576
		48,203,043
Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	38,782	1,440,751
Etsy, Inc.*	5,163	367,967
GrubHub, Inc.*	3,886	317,020
Stamps.com, Inc.*	728	68,425
		2,194,163
IT Services - 4.4%
Akamai Technologies, Inc.*	6,976	485,948
Amdocs Ltd.	6,060	336,754
Booz Allen Hamilton Holding Corp.	6,102	322,552
CACI International, Inc., Class A*	1,063	193,742
Cognizant Technology Solutions Corp., Class A	24,807	1,760,801
DXC Technology Co.	12,004	790,584
EPAM Systems, Inc.*	2,198	355,593
Gartner, Inc.*	3,895	554,259
GoDaddy, Inc., Class A*	7,168	535,091
International Business Machines Corp.	38,937	5,378,368
Leidos Holdings, Inc.	6,417	414,474
Okta, Inc.*	3,331	282,735
Perspecta, Inc.	6,060	127,866
Science Applications International Corp.	1,826	136,402
Twilio, Inc., Class A*	4,029	490,289
VeriSign, Inc.*	4,557	811,328
		12,976,786
Semiconductors & Semiconductor Equipment - 14.4%
Advanced Micro Devices, Inc.*	37,690	886,846
Analog Devices, Inc.	15,859	1,696,279
Applied Materials, Inc.	42,145	1,615,839
Broadcom, Inc.	17,705	4,875,249
Cirrus Logic, Inc.*	2,567	103,014
Cree, Inc.*	4,396	239,186
Cypress Semiconductor Corp.	15,508	239,288
Entegris, Inc.	6,055	213,923
Integrated Device Technology, Inc.*	5,530	267,265
Intel Corp.	195,572	10,357,493
KLA-Tencor Corp.	7,077	817,323
Lam Research Corp.	6,656	1,172,055
Marvell Technology Group Ltd.	25,393	506,590
Maxim Integrated Products, Inc.	11,873	646,247
Microchip Technology, Inc.	10,133	880,254
Micron Technology, Inc.*	47,991	1,961,872
MKS Instruments, Inc.	2,310	191,430
Monolithic Power Systems, Inc.	1,670	223,964
NVIDIA Corp.	26,161	4,035,596
ON Semiconductor Corp.*	18,032	387,327
Qorvo, Inc.*	5,350	375,249
QUALCOMM, Inc.	51,947	2,773,450
Semtech Corp.*	2,817	155,048
Silicon Laboratories, Inc.*	1,849	149,806
Skyworks Solutions, Inc.	7,604	620,943
Synaptics, Inc.*	1,483	62,093
Teradyne, Inc.	7,676	313,411
Texas Instruments, Inc.	41,161	4,354,011
Universal Display Corp.(b)	1,819	271,467
Versum Materials, Inc.	4,671	228,879
Xilinx, Inc.	10,843	1,358,628
		41,980,025
Software - 26.1%
2U, Inc.*(b)	2,482	182,923
ACI Worldwide, Inc.*	4,969	158,362
Adobe, Inc.*	20,911	5,489,137
ANSYS, Inc.*	3,581	634,768
Aspen Technology, Inc.*	3,030	305,151
Autodesk, Inc.*	9,384	1,529,686
Blackbaud, Inc.	2,084	160,968
Cadence Design Systems, Inc.*	12,085	691,866
CDK Global, Inc.	5,514	319,867
Ceridian HCM Holding, Inc.*	1,539	75,442

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Citrix Systems, Inc.	5,483	578,456
CommVault Systems, Inc.*	1,666	112,272
DocuSign, Inc.*	940	51,841
Ellie Mae, Inc.*	1,493	148,539
Fair Isaac Corp.*	1,240	307,297
FireEye, Inc.*	8,441	141,471
Fortinet, Inc.*	6,206	538,619
Guidewire Software, Inc.*	3,472	318,521
HubSpot, Inc.*	1,563	263,178
Intuit, Inc.	11,126	2,749,568
j2 Global, Inc.	2,005	170,445
LogMeIn, Inc.	2,190	173,974
Manhattan Associates, Inc.*	2,803	153,464
Microsoft Corp.	331,380	37,124,501
New Relic, Inc.*	1,952	206,424
Nuance Communications, Inc.*	12,321	206,623
Nutanix, Inc., Class A*	3,204	160,488
Oracle Corp.	109,341	5,699,946
Palo Alto Networks, Inc.*	4,041	995,177
Paycom Software, Inc.*	2,076	377,271
Pegasystems, Inc.	1,586	104,216
Proofpoint, Inc.*	2,342	276,567
PTC, Inc.*	4,575	424,652
RealPage, Inc.*	3,139	192,138
Red Hat, Inc.*	7,574	1,383,012
RingCentral, Inc., Class A*	2,938	309,342
salesforce.com, Inc.*	32,784	5,365,102
ServiceNow, Inc.*	7,690	1,841,294
Splunk, Inc.*	6,286	854,142
SS&C Technologies Holdings, Inc.	9,229	568,322
Symantec Corp.	27,381	615,799
Synopsys, Inc.*	6,403	651,057
Tableau Software, Inc., Class A*	3,067	404,537
Teradata Corp.*	5,062	244,849
Tyler Technologies, Inc.*	1,663	340,566
Ultimate Software Group, Inc. (The)*	1,339	443,878
Verint Systems, Inc.*	2,783	148,195
VMware, Inc., Class A	3,250	558,383
Workday, Inc., Class A*	6,275	1,242,011
Zendesk, Inc.*	4,588	362,544
Zscaler, Inc.*(b)	614	30,504
		76,387,355
Technology Hardware, Storage & Peripherals - 13.2%
Apple, Inc.	193,187	33,450,329
Dell Technologies, Inc., Class C*	6,417	358,197
Hewlett Packard Enterprise Co.	60,950	998,361
HP, Inc.	67,818	1,338,049
NCR Corp.*	5,064	141,893
NetApp, Inc.	10,789	703,443
Pure Storage, Inc., Class A*	7,476	153,109
Seagate Technology plc	11,158	519,516
Western Digital Corp.	12,399	623,670
Xerox Corp.	8,880	274,392
		38,560,959
TOTAL COMMON STOCKS (Cost $251,601,477)		238,282,578

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $253,952)	253,952	253,952

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 9.4%

REPURCHASE AGREEMENTS(d) - 9.4%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $27,489,618 (Cost $27,487,711)	27,487,711	27,487,711

Total Investments - 91.0% (Cost $279,343,140)		266,024,241
Other Assets Less Liabilities - 9.0%		26,182,194
Net Assets - 100.0%		292,206,435

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $68,681,637.

(b)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $255,493, collateralized in the form of cash with a value of $254,233 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $9,763 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 2.88%, and maturity dates ranging from May 16, 2019 – August 15, 2046; a total value of $263,996.

(c)          The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $253,952.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
26,798,907	11/6/2019	Bank of America NA	2.41%	iShares® U.S. Technology ETF	872,608
31,723,648	11/13/2019	Bank of America NA	2.86%	Dow Jones U.S. TechnologySM Index(3)	4,586,158
187,726	11/13/2019	Citibank NA	2.71%	Dow Jones U.S. TechnologySM Index(3)	(400,040)
2,721,142	11/13/2019	Credit Suisse International	3.11%	Dow Jones U.S. TechnologySM Index(3)	510,274
96,155,225	11/13/2020	Deutsche Bank AG	2.96%	Dow Jones U.S. TechnologySM Index(3)	8,011,208
36,596,367	11/13/2019	Goldman Sachs International	2.44%	iShares® U.S. Technology ETF	446,513
71,261,517	11/6/2020	Goldman Sachs International	2.91%	Dow Jones U.S. TechnologySM Index(3)	(1,423,695)
3,926,875	11/13/2019	Morgan Stanley & Co. International plc	3.11%	Dow Jones U.S. TechnologySM Index(3)	1,493,348
4,113,905	12/6/2019	Morgan Stanley & Co. International plc	2.86%	iShares® U.S. Technology ETF	(13,556)
203,127	1/13/2020	Societe Generale	2.91%	Dow Jones U.S. TechnologySM Index(3)	(10,322,526)
71,854,091	11/6/2019	UBS AG	2.96%	Dow Jones U.S. TechnologySM Index(3)	5,147,142
345,542,530					8,907,434
				Total Unrealized Appreciation	21,067,251
				Total Unrealized Depreciation	(12,159,817)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 75.9%

Communications Equipment - 37.4%
Acacia Communications, Inc.*	149	7,949
ADTRAN, Inc.	352	5,287
Applied Optoelectronics, Inc.*(b)	167	2,255
Arista Networks, Inc.*	97	27,669
ARRIS International plc*	453	14,351
CalAmp Corp.*	269	3,739
Ciena Corp.*	412	17,576
Cisco Systems, Inc.	2,306	119,382
CommScope Holding Co., Inc.*	635	14,802
Comtech Telecommunications Corp.	169	4,478
EchoStar Corp., Class A*	206	7,943
Extreme Networks, Inc.*	774	6,362
F5 Networks, Inc.*	122	20,513
Finisar Corp.*	436	10,678
Juniper Networks, Inc.	706	19,118
Lumentum Holdings, Inc.*	246	12,239
Motorola Solutions, Inc.	236	33,776
NETGEAR, Inc.*	145	5,198
NetScout Systems, Inc.*	300	8,211
Plantronics, Inc.	168	8,440
Ubiquiti Networks, Inc.(b)	77	11,118
ViaSat, Inc.*	176	13,297
Viavi Solutions, Inc.*	890	11,686
		386,067
Diversified Telecommunication Services - 29.5%
AT&T, Inc.	3,684	114,646
ATN International, Inc.	67	3,761
CenturyLink, Inc.	1,543	20,352
Cincinnati Bell, Inc.*	381	3,696
Consolidated Communications Holdings, Inc.	446	4,429
Frontier Communications Corp.*(b)	1,045	3,187
Globalstar, Inc.*(b)	8,342	4,185
Iridium Communications, Inc.*	397	8,452
ORBCOMM, Inc.*	525	3,701
Verizon Communications, Inc.	2,022	115,092
Vonage Holdings Corp.*	885	9,098
Zayo Group Holdings, Inc.*	557	13,814
		304,413
Household Durables - 2.2%
Garmin Ltd.	272	22,840

Wireless Telecommunication Services - 6.8%
Shenandoah Telecommunications Co.	185	8,221
Spok Holdings, Inc.	196	2,707
Sprint Corp.*	1,873	11,894
Telephone & Data Systems, Inc.	311	9,968
T-Mobile US, Inc.*	459	33,144
United States Cellular Corp.*	90	4,202
		70,136
TOTAL COMMON STOCKS (Cost $721,103)		783,456

SECURITIES LENDING REINVESTMENTS(c) - 1.6%

INVESTMENT COMPANIES - 1.6%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $16,946)	16,946	16,946

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 1.2%

REPURCHASE AGREEMENTS(d) - 1.2%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $11,907 (Cost $11,907)	11,907	11,907

Total Investments - 78.7% (Cost $749,956)		812,309
Other Assets Less Liabilities - 21.3%		220,349
Net Assets - 100.0%		1,032,658

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $449,752.

(b)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $15,282, collateralized in the form of cash with a value of $17,015 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $790 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.63%, and maturity dates ranging from April 15, 2019 – November 15, 2045; a total value of $17,805.

(c)          The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $16,946.

(d)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
80,558	11/6/2020	Bank of America NA	2.81%	iShares® U.S. Telecommunications ETF	(4,782)
121,841	11/6/2019	Bank of America NA	2.81%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	68,855
63,857	11/13/2019	Citibank NA	2.71%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	13,028
27,828	11/13/2019	Credit Suisse International	3.11%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	851
118,860	11/13/2019	Deutsche Bank AG	2.96%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	21,303
62,546	11/6/2020	Goldman Sachs International	2.91%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	1,434
191,364	11/13/2019	Morgan Stanley & Co. International plc	2.46%	iShares® U.S. Telecommunications ETF	582
282,417	11/13/2019	Morgan Stanley & Co. International plc	2.76%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	606
92,694	11/6/2019	Societe Generale	2.91%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(23,743)
239,858	11/6/2019	UBS AG	2.86%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(333)
1,281,823					77,801
				Total Unrealized Appreciation	106,659
				Total Unrealized Depreciation	(28,858)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 64.5%

Electric Utilities - 36.6%
ALLETE, Inc.	583	47,252
Alliant Energy Corp.	2,674	122,656
American Electric Power Co., Inc.	5,589	453,547
Avangrid, Inc.	630	30,460
Duke Energy Corp.	8,080	724,453
Edison International	3,693	221,174
El Paso Electric Co.	461	24,802
Entergy Corp.	2,054	191,700
Evergy, Inc.	2,986	166,947
Eversource Energy	3,591	250,688
Exelon Corp.	10,960	532,546
FirstEnergy Corp.	5,507	224,410
Hawaiian Electric Industries, Inc.	1,234	47,238
IDACORP, Inc.	571	56,192
NextEra Energy, Inc.	5,418	1,017,067
Pinnacle West Capital Corp.	1,270	119,050
PNM Resources, Inc.	902	39,399
Portland General Electric Co.	1,012	50,742
PPL Corp.	8,162	262,572
Southern Co. (The)	11,662	579,485
Xcel Energy, Inc.	5,826	319,614
		5,481,994
Gas Utilities - 3.5%
Atmos Energy Corp.	1,325	130,976
National Fuel Gas Co.	974	58,625
New Jersey Resources Corp.	1,004	48,593
ONE Gas, Inc.	596	51,524
South Jersey Industries, Inc.	1,046	30,282
Southwest Gas Holdings, Inc.	601	49,246
Spire, Inc.	574	45,530
UGI Corp.	1,971	108,208
		522,984
Independent Power and Renewable Electricity Producers - 2.5%
AES Corp.	7,505	129,311
NRG Energy, Inc.	3,286	136,961
Vistra Energy Corp.*	4,459	116,112
		382,384
Multi-Utilities - 20.0%
Ameren Corp.	2,769	197,263
Avista Corp.	744	30,065
Black Hills Corp.	612	43,440
CenterPoint Energy, Inc.	5,681	171,225
CMS Energy Corp.	3,212	174,733
Consolidated Edison, Inc.	3,531	291,131
Dominion Energy, Inc.	8,661	641,693
DTE Energy Co.	2,062	254,781
MDU Resources Group, Inc.	2,222	58,705
NiSource, Inc.	4,117	111,077
NorthWestern Corp.	570	39,068
Public Service Enterprise Group, Inc.	5,728	336,864
Sempra Energy	3,102	373,605
WEC Energy Group, Inc.	3,576	272,777
		2,996,427
Water Utilities - 1.9%
American Water Works Co., Inc.	2,046	207,915
Aqua America, Inc.	2,017	72,491
		280,406
TOTAL COMMON STOCKS (Cost $9,182,324)		9,664,195

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 21.9%

REPURCHASE AGREEMENTS(b) - 21.9%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $3,283,547 (Cost $3,283,319)	3,283,319	3,283,319

Total Investments - 86.4% (Cost $12,465,643)		12,947,514
Other Assets Less Liabilities - 13.6%		2,030,447
Net Assets - 100.0%		14,977,961

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,775,426.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Utilities had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,690,785	1/6/2020	Bank of America NA	2.71%	Dow Jones U.S. UtilitiesSM Index(3)	173,224
5,270,530	1/6/2020	Bank of America NA	2.81%	iShares® U.S. Utilities ETF	295,483
2,222,084	11/13/2019	Credit Suisse International	3.11%	Dow Jones U.S. UtilitiesSM Index(3)	84,355
325,528	11/13/2019	Morgan Stanley & Co. International plc	2.86%	Dow Jones U.S. UtilitiesSM Index(3)	(11,225)
472,890	12/6/2019	Morgan Stanley & Co. International plc	2.66%	iShares® U.S. Utilities ETF	10,087
3,024,991	11/6/2019	Societe Generale	2.91%	Dow Jones U.S. UtilitiesSM Index(3)	316,722
7,313,642	11/6/2020	UBS AG	2.86%	Dow Jones U.S. UtilitiesSM Index(3)	150,100
20,320,450					1,018,746
				Total Unrealized Appreciation	1,029,971
				Total Unrealized Depreciation	(11,225)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

UltraPro Communication Services Select Sector

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 48.4%

Diversified Telecommunication Services - 5.1%
AT&T, Inc.	2,916	90,746
CenturyLink, Inc.	2,754	36,325
Verizon Communications, Inc.	1,544	87,885
		214,956
Entertainment - 12.1%
Activision Blizzard, Inc.	1,845	77,748
Electronic Arts, Inc.*	875	83,808
Netflix, Inc.*	330	118,173
Take-Two Interactive Software, Inc.*	330	28,796
Twenty-First Century Fox, Inc., Class A	1,232	62,130
Twenty-First Century Fox, Inc., Class B	568	28,491
Viacom, Inc., Class B	1,024	29,921
Walt Disney Co. (The)	785	88,579
		517,646
Interactive Media & Services - 21.9%
Alphabet, Inc., Class A*	212	238,829
Alphabet, Inc., Class C*	218	244,142
Facebook, Inc., Class A*	2,293	370,205
TripAdvisor, Inc.*	297	15,791
Twitter, Inc.*	2,095	64,484
		933,451
Media - 9.3%
CBS Corp. (Non-Voting), Class B	975	48,955
Charter Communications, Inc., Class A*	285	98,299
Comcast Corp., Class A	2,425	93,775
Discovery, Inc., Class A*	454	13,121
Discovery, Inc., Class C*	1,043	28,422
DISH Network Corp., Class A*	664	21,587
Interpublic Group of Cos., Inc. (The)	1,113	25,632
News Corp., Class A	1,116	14,530
News Corp., Class B	358	4,765
Omnicom Group, Inc.	649	49,129
		398,215
TOTAL COMMON STOCKS (Cost $2,006,198)		2,064,268

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 11.2%

REPURCHASE AGREEMENTS(a) - 11.2%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $479,183 (Cost $479,151)	479,151	479,151

Total Investments - 59.6% (Cost $2,485,349)		2,543,419
Other Assets Less Liabilities - 40.4%		1,720,550
Net Assets - 100.0%		4,263,969

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
8,155,540	12/7/2020	Deutsche Bank AG	2.96%	Dow Jones U.S. Select TelecommunicationsSM Index	212,011
1,356,057	12/7/2020	Goldman Sachs International	2.91%	Dow Jones U.S. Select TelecommunicationsSM Index	2,489
1,210,370	12/7/2020	UBS AG	2.86%	Dow Jones U.S. Select TelecommunicationsSM Index	(5,847)
10,721,967					208,653
				Total Unrealized Appreciation	214,500
				Total Unrealized Depreciation	(5,847)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 78.5%

Aerospace & Defense - 11.6%
Boeing Co. (The)	110,487	48,609,861
United Technologies Corp.	110,487	13,884,901
		62,494,762
Banks - 2.1%
JPMorgan Chase & Co.	110,488	11,530,528

Beverages - 0.9%
Coca-Cola Co. (The)	110,464	5,008,438

Capital Markets - 4.0%
Goldman Sachs Group, Inc. (The)	110,487	21,732,793

Chemicals - 1.1%
DowDuPont, Inc.	110,488	5,881,276

Communications Equipment - 1.1%
Cisco Systems, Inc.	110,490	5,720,067

Consumer Finance - 2.2%
American Express Co.	110,513	11,906,671

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	110,488	6,288,977

Entertainment - 2.3%
Walt Disney Co. (The)	110,487	12,467,353

Food & Staples Retailing - 3.5%
Walgreens Boots Alliance, Inc.	110,488	7,865,641
Walmart, Inc.	110,488	10,937,207
		18,802,848
Health Care Providers & Services - 5.0%
UnitedHealth Group, Inc.	110,487	26,762,161

Hotels, Restaurants & Leisure - 3.8%
McDonald’s Corp.	110,487	20,311,930

Household Products - 2.0%
Procter & Gamble Co. (The)	110,488	10,888,592

Industrial Conglomerates - 4.3%
3M Co.	110,487	22,913,899
Insurance - 2.7%
Travelers Cos., Inc. (The)	110,487	14,684,827

IT Services - 5.9%
International Business Machines Corp.	110,487	15,261,569
Visa, Inc., Class A	110,478	16,364,002
		31,625,571
Machinery - 2.8%
Caterpillar, Inc.	110,487	15,174,284

Oil, Gas & Consumable Fuels - 4.1%
Chevron Corp.	110,487	13,212,036
Exxon Mobil Corp.	110,471	8,730,523
		21,942,559
Pharmaceuticals - 5.4%
Johnson & Johnson	110,487	15,096,944
Merck & Co., Inc.	110,488	8,981,570
Pfizer, Inc.	110,490	4,789,741
		28,868,255
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	110,489	5,851,497

Software - 2.3%
Microsoft Corp.	110,488	12,377,971

Specialty Retail - 3.8%
Home Depot, Inc. (The)	110,487	20,455,563

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	110,487	19,130,824

Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc., Class B	110,488	9,472,136

TOTAL COMMON STOCKS (Cost $430,646,824)		422,293,782

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 8.4%

REPURCHASE AGREEMENTS(b) - 8.4%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $45,070,313 (Cost $45,067,187)	45,067,187	45,067,187

Total Investments - 86.9% (Cost $475,714,011)		467,360,969
Other Assets Less Liabilities - 13.1%		70,717,830
Net Assets - 100.0%		538,078,799

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $80,883,743.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	557	3/15/2019	USD	$72,173,275	$8,169,349

Swap Agreements

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
203,200,696	11/6/2019	Bank of America NA	2.84%	Dow Jones Industrial AverageSM	4,941,427
213,573,756	11/6/2019	BNP Paribas SA	3.06%	Dow Jones Industrial AverageSM	12,305,424
147,339,587	11/6/2020	Citibank NA	2.93%	Dow Jones Industrial AverageSM	(6,544,443)
32,702,493	11/6/2020	Credit Suisse International	3.11%	Dow Jones Industrial AverageSM	(1,589,699)
2,297,422	11/6/2019	Deutsche Bank AG	2.86%	SPDR® Dow Jones Industrial AverageSM ETF Trust	209,308
104,412,039	1/6/2020	Deutsche Bank AG	3.06%	Dow Jones Industrial AverageSM	10,052,847
174,378,864	1/6/2020	Goldman Sachs International	2.91%	Dow Jones Industrial AverageSM	7,739,685
7,944	11/6/2019	Morgan Stanley & Co. International plc	2.89%	SPDR® Dow Jones Industrial AverageSM ETF Trust	732
61,268,327	11/6/2019	Morgan Stanley & Co. International plc	3.06%	Dow Jones Industrial AverageSM	2,949,484
165,086,838	11/6/2019	Societe Generale	3.16%	Dow Jones Industrial AverageSM	188,033
15,464,466	11/6/2019	UBS AG	3.01%	Dow Jones Industrial AverageSM	145,329
1,119,732,432					30,398,127
				Total Unrealized Appreciation	38,532,269
				Total Unrealized Depreciation	(8,134,142)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD              U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Financial Select Sector

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 87.2%

Banks - 37.9%
Bank of America Corp.	79,114	2,300,635
BB&T Corp.	6,681	340,531
Citigroup, Inc.	21,168	1,354,329
Citizens Financial Group, Inc.	4,055	149,792
Comerica, Inc.	1,402	122,128
Fifth Third Bancorp	5,686	156,820
First Republic Bank	1,412	148,232
Huntington Bancshares, Inc.	9,200	132,572
JPMorgan Chase & Co.	28,824	3,008,073
KeyCorp	8,967	158,357
M&T Bank Corp.	1,217	210,614
People’s United Financial, Inc.	3,273	58,128
PNC Financial Services Group, Inc. (The)	4,001	504,206
Regions Financial Corp.	8,961	146,960
SunTrust Banks, Inc.	3,893	252,539
SVB Financial Group*	462	114,188
US Bancorp	13,173	680,912
Wells Fargo & Co.	36,742	1,833,058
Zions Bancorp NA	1,667	85,184
		11,757,258
Capital Markets - 17.9%
Affiliated Managers Group, Inc.	456	49,982
Ameriprise Financial, Inc.	1,208	159,009
Bank of New York Mellon Corp. (The)	7,885	413,805
BlackRock, Inc.	1,051	465,824
Cboe Global Markets, Inc.	972	93,225
Charles Schwab Corp. (The)	10,422	479,516
CME Group, Inc.	3,104	564,649
E*TRADE Financial Corp.	2,203	107,925
Franklin Resources, Inc.	2,584	84,264
Goldman Sachs Group, Inc. (The)	2,997	589,510
Intercontinental Exchange, Inc.	4,937	380,890
Invesco Ltd.	3,570	69,080
Moody’s Corp.	1,446	250,332
Morgan Stanley	11,336	475,885
MSCI, Inc.	763	140,941
Nasdaq, Inc.	996	91,204
Northern Trust Corp.	1,922	179,130
Raymond James Financial, Inc.	1,119	92,407
S&P Global, Inc.	2,174	435,604
State Street Corp.	3,290	236,452
T. Rowe Price Group, Inc.	2,087	209,597
		5,569,231
Consumer Finance - 4.5%
American Express Co.	6,073	654,305
Capital One Financial Corp.	4,107	343,263
Discover Financial Services	2,912	208,529
Synchrony Financial	5,730	186,855
		1,392,952
Diversified Financial Services - 11.1%
Berkshire Hathaway, Inc., Class B*	16,864	3,394,723
Jefferies Financial Group, Inc.	2,434	49,337
		3,444,060
Insurance - 15.8%
Aflac, Inc.	6,598	324,226
Allstate Corp. (The)	2,985	281,724
American International Group, Inc.	7,665	331,128
Aon plc	2,088	358,155
Arthur J Gallagher & Co.	1,591	127,725
Assurant, Inc.	452	46,551
Brighthouse Financial, Inc.*	1,030	39,882
Chubb Ltd.	3,995	534,931
Cincinnati Financial Corp.	1,314	114,081
Everest Re Group Ltd.	352	79,591
Hartford Financial Services Group, Inc. (The)	3,109	153,460
Lincoln National Corp.	1,851	115,725
Loews Corp.	2,397	114,145
Marsh & McLennan Cos., Inc.	4,365	406,032
MetLife, Inc.	8,558	386,736
Principal Financial Group, Inc.	2,282	120,124
Progressive Corp. (The)	5,053	368,364
Prudential Financial, Inc.	3,580	343,143
Torchmark Corp.	889	73,396
Travelers Cos., Inc. (The)	2,298	305,427
Unum Group	1,897	70,872
Willis Towers Watson plc	1,127	193,867
		4,889,285
TOTAL COMMON STOCKS (Cost $29,037,891)		27,052,786

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 12.1%

REPURCHASE AGREEMENTS(b) - 12.1%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $3,761,352 (Cost $3,761,092)	3,761,092	3,761,092

Total Investments - 99.3% (Cost $32,798,983)		30,813,878
Other Assets Less Liabilities - 0.7%		205,534
Net Assets - 100.0%		31,019,412

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,564,591.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Financial Select Sector had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
177,999	11/6/2019	Bank of America NA	2.96%	S&P Financial Select Sector Index(3)	80,099
15,140,774	11/13/2019	Credit Suisse International	3.11%	S&P Financial Select Sector Index(3)	(219,306)
291,282	11/6/2019	Deutsche Bank AG	3.06%	S&P Financial Select Sector Index(3)	(2,545,005)
10,913,472	11/6/2020	Goldman Sachs International	2.91%	S&P Financial Select Sector Index(3)	(196,538)
16,781,231	11/13/2019	Morgan Stanley & Co. International plc	3.21%	S&P Financial Select Sector Index(3)	(665,654)
10,485,708	1/6/2020	Societe Generale	3.01%	S&P Financial Select Sector Index(3)	275,337
12,122,670	1/13/2020	UBS AG	2.86%	S&P Financial Select Sector Index(3)	(432,483)
65,913,136					(3,703,550)
				Total Unrealized Appreciation	355,436
				Total Unrealized Depreciation	(4,058,986)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 61.0%

Aerospace & Defense - 0.6%
Curtiss-Wright Corp.	414	51,042
Esterline Technologies Corp.*	251	30,559
Teledyne Technologies, Inc.*	341	80,490
		162,091
Airlines - 0.2%
JetBlue Airways Corp.*	2,885	48,180

Auto Components - 0.7%
Adient plc	822	15,980
Dana, Inc.	1,369	27,038
Delphi Technologies plc	838	18,277
Gentex Corp.	2,481	50,463
Goodyear Tire & Rubber Co. (The)	2,207	43,654
Visteon Corp.*	274	23,471
		178,883
Automobiles - 0.1%
Thor Industries, Inc.	475	30,671

Banks - 4.8%
Associated Banc-Corp.	1,569	36,526
BancorpSouth Bank	859	27,995
Bank of Hawaii Corp.	395	32,481
Bank OZK	1,144	37,523
Cathay General Bancorp	729	28,314
Chemical Financial Corp.	676	30,981
Commerce Bancshares, Inc.	940	59,154
Cullen/Frost Bankers, Inc.	605	62,726
East West Bancorp, Inc.	1,372	74,925
First Horizon National Corp.	3,066	47,922
FNB Corp.	3,069	37,565
Fulton Financial Corp.	1,667	28,639
Hancock Whitney Corp.	806	35,206
Home BancShares, Inc.	1,506	29,337
International Bancshares Corp.	520	21,227
MB Financial, Inc.	797	36,080
PacWest Bancorp	1,153	47,296
Pinnacle Financial Partners, Inc.	693	40,672
Prosperity Bancshares, Inc.	628	46,755
Signature Bank	505	68,559
Sterling Bancorp	2,124	43,181
Synovus Financial Corp.	1,569	62,258
TCF Financial Corp.	1,579	36,159
Texas Capital Bancshares, Inc.*	475	28,989
Trustmark Corp.	635	22,530
UMB Financial Corp.	425	29,244
Umpqua Holdings Corp.	2,085	37,905
United Bankshares, Inc.	977	37,507
Valley National Bancorp	3,138	33,137
Webster Financial Corp.	873	50,128
Wintrust Financial Corp.	534	39,340
		1,250,261
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	81	25,317

Biotechnology - 0.5%
Exelixis, Inc.*	2,830	63,364
Ligand Pharmaceuticals, Inc.*	201	24,940
United Therapeutics Corp.*	413	52,158
		140,462
Building Products - 0.4%
Lennox International, Inc.	343	84,121
Resideo Technologies, Inc.*	1,164	29,915
		114,036
Capital Markets - 1.9%
Eaton Vance Corp.	1,103	46,161
Evercore, Inc., Class A	383	35,274
FactSet Research Systems, Inc.	360	84,661
Federated Investors, Inc., Class B	904	26,894
Interactive Brokers Group, Inc., Class A	711	39,269
Janus Henderson Group plc	1,579	38,686
Legg Mason, Inc.	810	23,692
MarketAxess Holdings, Inc.	356	86,821
SEI Investments Co.	1,237	65,252
Stifel Financial Corp.	682	37,121
		483,831
Chemicals - 1.6%
Ashland Global Holdings, Inc.	591	45,731
Cabot Corp.	568	26,628
Chemours Co. (The)	1,619	61,570
Minerals Technologies, Inc.	334	19,773
NewMarket Corp.	84	36,876
Olin Corp.	1,579	40,833
PolyOne Corp.	756	24,661
RPM International, Inc.	1,256	72,685
Scotts Miracle-Gro Co. (The)	372	30,467
Sensient Technologies Corp.	400	25,880
Valvoline, Inc.	1,781	33,465
		418,569
Commercial Services & Supplies - 0.9%
Brink’s Co. (The)	479	37,803
Clean Harbors, Inc.*	482	32,776
Deluxe Corp.	438	20,380
Healthcare Services Group, Inc.	699	26,688
Herman Miller, Inc.	562	20,614
HNI Corp.	415	16,031
MSA Safety, Inc.	331	34,222
Pitney Bowes, Inc.	1,776	12,769
Stericycle, Inc.*	806	35,932
		237,215
Communications Equipment - 0.9%
ARRIS International plc*	1,547	49,009
Ciena Corp.*	1,344	57,335
InterDigital, Inc.	320	22,313
Lumentum Holdings, Inc.*	697	34,676
NetScout Systems, Inc.*	662	18,119
Plantronics, Inc.	313	15,725
ViaSat, Inc.*	531	40,117
		237,294
Construction & Engineering - 0.8%
AECOM*	1,480	45,821
Dycom Industries, Inc.*	296	13,344
EMCOR Group, Inc.	545	39,311
Granite Construction, Inc.	444	20,673
KBR, Inc.	1,333	26,340
MasTec, Inc.*	603	26,037
Valmont Industries, Inc.	209	28,547
		200,073

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Construction Materials - 0.1%
Eagle Materials, Inc.	444	33,939

Consumer Finance - 0.4%
Green Dot Corp., Class A*	449	28,983
Navient Corp.	2,173	26,554
SLM Corp.*	4,124	45,570
		101,107
Containers & Packaging - 0.8%
AptarGroup, Inc.	595	60,530
Bemis Co., Inc.	861	45,547
Greif, Inc., Class A	246	9,889
Owens-Illinois, Inc.	1,502	29,920
Silgan Holdings, Inc.	733	20,751
Sonoco Products Co.	945	54,706
		221,343
Distributors - 0.2%
Pool Corp.	381	60,785

Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc.*	556	26,799
Graham Holdings Co., Class B	41	28,032
Service Corp. International	1,713	70,816
Sotheby’s*	311	13,644
Weight Watchers International, Inc.*	367	7,424
		146,715
Electric Utilities - 0.9%
ALLETE, Inc.	487	39,471
Hawaiian Electric Industries, Inc.	1,031	39,467
IDACORP, Inc.	477	46,941
OGE Energy Corp.	1,890	80,363
PNM Resources, Inc.	754	32,935
		239,177
Electrical Equipment - 0.8%
Acuity Brands, Inc.	379	49,315
EnerSys	399	29,454
Hubbell, Inc.	518	61,150
nVent Electric plc	1,545	42,457
Regal Beloit Corp.	408	34,174
		216,550
Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc.*	825	65,753
Avnet, Inc.	1,053	45,795
Belden, Inc.	381	23,542
Cognex Corp.	1,630	87,042
Coherent, Inc.*	231	30,741
Jabil, Inc.	1,361	38,652
Littelfuse, Inc.	238	45,955
National Instruments Corp.	1,065	49,778
SYNNEX Corp.	392	38,463
Tech Data Corp.*	353	36,084
Trimble, Inc.*	2,377	95,104
Vishay Intertechnology, Inc.	1,251	27,422
Zebra Technologies Corp., Class A*	509	102,060
		686,391
Energy Equipment & Services - 0.7%
Apergy Corp.*	732	30,729
Core Laboratories NV	418	27,091
Diamond Offshore Drilling, Inc.*	611	5,835
Ensco plc, Class A	4,137	16,962
McDermott International, Inc.*	1,709	14,492
Oceaneering International, Inc.*	933	14,415
Patterson-UTI Energy, Inc.	2,058	27,289
Rowan Cos. plc, Class A*	1,203	13,606
Transocean Ltd.*	4,789	39,126
		189,545
Entertainment - 0.6%
Cinemark Holdings, Inc.	1,006	37,856
Live Nation Entertainment, Inc.*	1,309	74,037
World Wrestling Entertainment, Inc., Class A	411	34,401
		146,294
Equity Real Estate Investment Trusts (REITs) - 5.6%
Alexander & Baldwin, Inc.*	641	14,698
American Campus Communities, Inc.	1,297	58,443
Brixmor Property Group, Inc.	2,828	49,377
Camden Property Trust	882	86,515
CoreCivic, Inc.	1,123	23,785
CoreSite Realty Corp.	347	35,481
Corporate Office Properties Trust	1,030	26,770
Cousins Properties, Inc.	3,979	37,880
CyrusOne, Inc.	1,002	49,940
Douglas Emmett, Inc.	1,528	58,981
EPR Properties	704	51,730
First Industrial Realty Trust, Inc.	1,196	40,090
GEO Group, Inc. (The)	1,153	26,196
Healthcare Realty Trust, Inc.	1,185	37,505
Highwoods Properties, Inc.	980	45,384
Hospitality Properties Trust	1,556	42,121
JBG SMITH Properties	1,030	41,499
Kilroy Realty Corp.	954	70,319
Lamar Advertising Co., Class A	805	62,444
Liberty Property Trust	1,399	66,215
Life Storage, Inc.	441	43,042
Mack-Cali Realty Corp.	855	17,964
Medical Properties Trust, Inc.	3,454	62,966
National Retail Properties, Inc.	1,506	78,463
Omega Healthcare Investors, Inc.	1,900	68,210
Pebblebrook Hotel Trust	1,212	38,796
PotlatchDeltic Corp.	560	20,154
Rayonier, Inc.	1,225	36,101
Sabra Health Care REIT, Inc.	1,687	30,568
Senior Housing Properties Trust	2,250	29,137
Tanger Factory Outlet Centers, Inc.	889	19,193
Taubman Centers, Inc.	578	30,854
Uniti Group, Inc.	1,694	16,330
Urban Edge Properties	1,082	21,012
Weingarten Realty Investors	1,130	32,555
		1,470,718
Food & Staples Retailing - 0.3%
Casey’s General Stores, Inc.	346	46,620
Sprouts Farmers Market, Inc.*	1,208	28,171
		74,791
Food Products - 1.0%
Flowers Foods, Inc.	1,737	35,556
Hain Celestial Group, Inc. (The)*	847	16,661
Ingredion, Inc.	629	58,151
Lancaster Colony Corp.	185	29,003
Post Holdings, Inc.*	631	64,286
Sanderson Farms, Inc.	190	21,888
Tootsie Roll Industries, Inc.(b)	175	6,508
TreeHouse Foods, Inc.*	530	32,107
		264,160

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Gas Utilities - 1.2%
National Fuel Gas Co.	814	48,995
New Jersey Resources Corp.	838	40,559
ONE Gas, Inc.	497	42,966
Southwest Gas Holdings, Inc.	502	41,134
Spire, Inc.	482	38,232
UGI Corp.	1,645	90,310
		302,196
Health Care Equipment & Supplies - 2.2%
Avanos Medical, Inc.*	449	21,139
Cantel Medical Corp.	344	25,291
Globus Medical, Inc., Class A*	720	35,057
Haemonetics Corp.*	489	42,480
Hill-Rom Holdings, Inc.	637	67,554
ICU Medical, Inc.*	157	38,584
Inogen, Inc.*	167	17,946
Integra LifeSciences Holdings Corp.*	669	36,855
LivaNova plc*	461	42,965
Masimo Corp.*	461	60,520
NuVasive, Inc.*	487	28,684
STERIS plc	800	96,768
West Pharmaceutical Services, Inc.	701	73,430
		587,273
Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc.*	835	21,952
Amedisys, Inc.*	274	34,058
Chemed Corp.	152	50,084
Covetrus, Inc.*	905	32,381
Encompass Health Corp.	936	59,099
HealthEquity, Inc.*	514	41,367
MEDNAX, Inc.*	846	27,842
Molina Healthcare, Inc.*	591	79,566
Patterson Cos., Inc.	782	17,634
Tenet Healthcare Corp.*	786	22,464
		386,447
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	1,654	17,731
Medidata Solutions, Inc.*	579	43,436
		61,167
Hotels, Restaurants & Leisure - 2.6%
Boyd Gaming Corp.	765	22,766
Brinker International, Inc.	365	16,706
Caesars Entertainment Corp.*	5,501	47,419
Cheesecake Factory, Inc. (The)	395	18,684
Churchill Downs, Inc.	339	31,798
Cracker Barrel Old Country Store, Inc.(b)	227	36,772
Domino’s Pizza, Inc.	394	98,870
Dunkin’ Brands Group, Inc.	782	55,874
Eldorado Resorts, Inc.*	615	29,649
International Speedway Corp., Class A	231	9,991
Jack in the Box, Inc.	244	19,652
Marriott Vacations Worldwide Corp.	387	37,672
Papa John’s International, Inc.(b)	212	9,267
Penn National Gaming, Inc.*	1,024	25,446
Scientific Games Corp.*	521	15,140
Six Flags Entertainment Corp.	679	37,827
Texas Roadhouse, Inc.	630	39,885
Wendy’s Co. (The)	1,770	30,674
Wyndham Destinations, Inc.	922	41,518
Wyndham Hotels & Resorts, Inc.	939	49,363
		674,973
Household Durables - 0.9%
Helen of Troy Ltd.*	250	28,027
KB Home	816	18,613
NVR, Inc.*	32	83,840
Tempur Sealy International, Inc.*	433	25,205
Toll Brothers, Inc.	1,283	45,675
TRI Pointe Group, Inc.*	1,346	16,959
Tupperware Brands Corp.	460	13,851
		232,170
Household Products - 0.1%
Energizer Holdings, Inc.	601	27,574

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	564	69,417

Insurance - 2.9%
Alleghany Corp.	140	90,014
American Financial Group, Inc.	667	66,473
Brown & Brown, Inc.	2,220	65,756
CNO Financial Group, Inc.	1,558	26,533
First American Financial Corp.	1,058	53,736
Genworth Financial, Inc., Class A*	4,740	18,344
Hanover Insurance Group, Inc. (The)	401	47,603
Kemper Corp.	576	47,866
Mercury General Corp.	257	13,613
Old Republic International Corp.	2,693	56,176
Primerica, Inc.	406	50,766
Reinsurance Group of America, Inc.	594	85,827
RenaissanceRe Holdings Ltd.	381	56,026
WR Berkley Corp.	913	76,382
		755,115
Interactive Media & Services - 0.2%
Cars.com, Inc.*	597	14,053
Yelp, Inc.*	723	26,939
		40,992
IT Services - 1.7%
CACI International, Inc., Class A*	235	42,831
CoreLogic, Inc.*	763	27,979
Leidos Holdings, Inc.	1,417	91,524
LiveRamp Holdings, Inc.*	644	34,615
MAXIMUS, Inc.	607	42,903
Perspecta, Inc.	1,339	28,253
Sabre Corp.	2,606	58,453
Science Applications International Corp.	482	36,005
WEX, Inc.*	408	72,648
		435,211
Leisure Products - 0.3%
Brunswick Corp.	821	43,300
Polaris Industries, Inc.	550	46,876
		90,176
Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc., Class A*	191	51,742
Bio-Techne Corp.	357	69,222
Charles River Laboratories International, Inc.*	455	64,687
PRA Health Sciences, Inc.*	553	59,160

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Syneos Health, Inc.*	576	24,060
		268,871
Machinery - 3.0%
AGCO Corp.	622	42,035
Crane Co.	478	40,424
Donaldson Co., Inc.	1,211	62,476
Graco, Inc.	1,575	73,962
IDEX Corp.	726	104,617
ITT, Inc.	829	47,883
Kennametal, Inc.	777	29,285
Lincoln Electric Holdings, Inc.	610	52,716
Nordson Corp.	495	67,201
Oshkosh Corp.	680	52,911
Terex Corp.	614	20,624
Timken Co. (The)	655	28,420
Toro Co. (The)	996	68,306
Trinity Industries, Inc.	1,385	32,423
Woodward, Inc.	526	50,675
		773,958
Marine - 0.1%
Kirby Corp.*	510	37,852

Media - 0.7%
AMC Networks, Inc., Class A*	426	27,992
Cable One, Inc.	47	44,603
John Wiley & Sons, Inc., Class A	428	22,209
Meredith Corp.	377	21,591
New York Times Co. (The), Class A	1,336	43,888
TEGNA, Inc.	2,038	26,840
		187,123
Metals & Mining - 1.3%
Allegheny Technologies, Inc.*	1,190	34,070
Carpenter Technology Corp.	448	21,029
Commercial Metals Co.	1,113	18,420
Compass Minerals International, Inc.	320	16,762
Reliance Steel & Aluminum Co.	667	59,530
Royal Gold, Inc.	620	54,814
Steel Dynamics, Inc.	2,173	81,096
United States Steel Corp.	1,678	37,604
Worthington Industries, Inc.	381	14,977
		338,302
Multiline Retail - 0.3%
Big Lots, Inc.	382	12,044
Dillard’s, Inc., Class A(b)	175	13,745
Ollie’s Bargain Outlet Holdings, Inc.*	488	43,051
		68,840
Multi-Utilities - 0.5%
Black Hills Corp.	511	36,271
MDU Resources Group, Inc.	1,855	49,009
NorthWestern Corp.	476	32,625
		117,905
Oil, Gas & Consumable Fuels - 1.5%
Callon Petroleum Co.*	2,154	16,478
Chesapeake Energy Corp.*	9,876	29,233
CNX Resources Corp.*	1,927	20,426
EQT Corp.	2,408	43,633
Equitrans Midstream Corp.	1,925	33,957
Matador Resources Co.*	980	18,228
Murphy Oil Corp.	1,540	44,506
Oasis Petroleum, Inc.*	2,532	14,154
PBF Energy, Inc., Class A	1,135	35,264
QEP Resources, Inc.*	2,241	17,390
Range Resources Corp.	1,960	20,972
SM Energy Co.	977	15,964
Southwestern Energy Co.*	5,502	23,274
World Fuel Services Corp.	636	17,611
WPX Energy, Inc.*	3,739	46,139
		397,229
Paper & Forest Products - 0.2%
Domtar Corp.	595	30,291
Louisiana-Pacific Corp.	1,336	33,761
		64,052
Personal Products - 0.2%
Edgewell Personal Care Co.*	512	22,712
Nu Skin Enterprises, Inc., Class A	526	31,618
		54,330
Pharmaceuticals - 0.4%
Catalent, Inc.*	1,376	59,471
Mallinckrodt plc*	789	19,694
Prestige Consumer Healthcare, Inc.*	490	14,337
		93,502
Professional Services - 0.5%
ASGN, Inc.*	497	32,012
Insperity, Inc.	360	45,457
ManpowerGroup, Inc.	585	49,286
		126,755
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	431	71,167
Realogy Holdings Corp.(b)	1,118	15,205
		86,372
Road & Rail - 1.1%
Avis Budget Group, Inc.*	615	22,029
Genesee & Wyoming, Inc., Class A*	553	45,346
Knight-Swift Transportation Holdings, Inc.	1,189	39,986
Landstar System, Inc.	389	42,276
Old Dominion Freight Line, Inc.	619	93,327
Ryder System, Inc.	502	31,204
Werner Enterprises, Inc.	418	14,434
		288,602
Semiconductors & Semiconductor Equipment - 2.1%
Cirrus Logic, Inc.*	566	22,714
Cree, Inc.*	971	52,832
Cypress Semiconductor Corp.	3,426	52,863
First Solar, Inc.*	714	37,521
Integrated Device Technology, Inc.*	1,221	59,011
MKS Instruments, Inc.	511	42,347
Monolithic Power Systems, Inc.	369	49,487
Silicon Laboratories, Inc.*	408	33,056
Synaptics, Inc.*	328	13,733
Teradyne, Inc.	1,697	69,288
Universal Display Corp.	401	59,845
Versum Materials, Inc.	1,032	50,568
		543,265
Software - 2.5%
ACI Worldwide, Inc.*	1,098	34,993
Blackbaud, Inc.	460	35,530
CDK Global, Inc.	1,219	70,714
CommVault Systems, Inc.*	368	24,800
Fair Isaac Corp.*	274	67,903

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
j2 Global, Inc.	443	37,660
LogMeIn, Inc.	484	38,449
Manhattan Associates, Inc.*	619	33,890
PTC, Inc.*	1,011	93,841
Teradata Corp.*	1,119	54,126
Tyler Technologies, Inc.*	367	75,158
Ultimate Software Group, Inc. (The)*	296	98,124
		665,188
Specialty Retail - 1.3%
Aaron’s, Inc.	649	35,234
American Eagle Outfitters, Inc.	1,595	32,538
AutoNation, Inc.*	545	19,217
Bed Bath & Beyond, Inc.	1,307	21,866
Dick’s Sporting Goods, Inc.	698	27,264
Five Below, Inc.*	528	63,545
Michaels Cos., Inc. (The)*	851	12,033
Murphy USA, Inc.*	284	22,087
Sally Beauty Holdings, Inc.*	1,137	20,546
Signet Jewelers Ltd.	491	13,802
Urban Outfitters, Inc.*	713	21,996
Williams-Sonoma, Inc.	759	44,143
		334,271
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.*	1,119	31,354

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	434	42,289
Deckers Outdoor Corp.*	276	40,834
Skechers U.S.A., Inc., Class A*	1,267	42,609
		125,732
Thrifts & Mortgage Finance - 0.4%
LendingTree, Inc.*	70	22,327
New York Community Bancorp, Inc.	4,641	58,059
Washington Federal, Inc.	771	23,654
		104,040
Trading Companies & Distributors - 0.5%
GATX Corp.	356	28,302
MSC Industrial Direct Co., Inc., Class A	430	36,296
NOW, Inc.*	1,026	14,805
Watsco, Inc.	304	43,743
		123,146
Water Utilities - 0.2%
Aqua America, Inc.	1,684	60,523

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	880	28,204

TOTAL COMMON STOCKS (Cost $17,846,556)		15,960,525

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $32,490)	32,490	32,490

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 32.1%

REPURCHASE AGREEMENTS(d) - 32.1%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $8,393,572 (Cost $8,392,990)	8,392,990	8,392,990

Total Investments - 93.2% (Cost $26,272,036)		24,386,005
Other Assets Less Liabilities - 6.8%		1,792,867
Net Assets - 100.0%		26,178,872

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,360,963.
(b)

The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $40,108, collateralized in the form of cash with a value of $32,535 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $9,034 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from March 28, 2019 – November 15, 2047; a total value of $41,569.

(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $32,490.
(d)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	24	3/15/2019	USD	$4,584,480	$465,369

Swap Agreements

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
8,379,978	1/6/2020	Bank of America NA	2.91%	S&P MidCap 400®	(26,557)
8,630,496	11/6/2020	BNP Paribas SA	2.91%	S&P MidCap 400®	129,361
8,809,263	11/6/2019	Citibank NA	2.81%	S&P MidCap 400®	196,847
4,309,931	12/10/2019	Credit Suisse International	2.96%	S&P MidCap 400®	(26,915)
3,726,127	11/6/2019	Goldman Sachs International	2.61%	SPDR® S&P MidCap 400® ETF Trust	98,587
11,720,922	1/6/2020	Goldman Sachs International	2.86%	S&P MidCap 400®	(244,960)
2,568,236	11/6/2019	Morgan Stanley & Co. International plc	3.01%	S&P MidCap 400®	310,234
881,458	1/6/2020	Societe Generale	2.81%	S&P MidCap 400®	(676,393)
8,977,981	11/6/2019	UBS AG	2.96%	S&P MidCap 400®	(211,870)
58,004,392					(451,666)
				Total Unrealized Appreciation	735,029
				Total Unrealized Depreciation	(1,186,695)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 82.7%

Biotechnology - 66.1%
AC Immune SA*	2,370	10,949
ACADIA Pharmaceuticals, Inc.*	4,966	131,599
Acceleron Pharma, Inc.*	1,812	79,800
Achillion Pharmaceuticals, Inc.*	4,873	12,231
Acorda Therapeutics, Inc.*	1,673	24,660
Adamas Pharmaceuticals, Inc.*(b)	960	10,742
Adaptimmune Therapeutics plc, ADR*	2,691	11,813
Aduro Biotech, Inc.*	2,790	11,997
Adverum Biotechnologies, Inc.*	2,207	8,938
Aeglea BioTherapeutics, Inc.*	842	7,039
Agios Pharmaceuticals, Inc.*	2,046	132,724
Aimmune Therapeutics, Inc.*	2,179	52,492
Akebia Therapeutics, Inc.*	4,088	29,761
Alder Biopharmaceuticals, Inc.*	2,412	30,922
Alexion Pharmaceuticals, Inc.*	7,843	1,061,393
Alkermes plc*	5,464	181,787
Allakos, Inc.*	1,481	59,181
Alnylam Pharmaceuticals, Inc.*	3,553	302,005
AMAG Pharmaceuticals, Inc.*	1,213	18,062
Amarin Corp. plc, ADR*	10,470	214,321
Amgen, Inc.	10,075	1,915,056
Amicus Therapeutics, Inc.*	6,656	80,538
AnaptysBio, Inc.*	940	64,738
Apellis Pharmaceuticals, Inc.*	1,977	29,952
Aptinyx, Inc.*	1,174	6,222
Arbutus Biopharma Corp.*	1,947	8,547
Arena Pharmaceuticals, Inc.*	1,736	86,661
Argenx SE, ADR*	782	104,233
ArQule, Inc.*	3,829	12,521
Array BioPharma, Inc.*	7,490	171,821
Arrowhead Pharmaceuticals, Inc.*	3,095	60,414
Ascendis Pharma A/S, ADR*	1,395	101,584
Atara Biotherapeutics, Inc.*	1,604	57,439
Athenex, Inc.*	2,353	30,989
Audentes Therapeutics, Inc.*	1,501	45,961
Aurinia Pharmaceuticals, Inc.*	2,998	20,236
Autolus Therapeutics plc, ADR*	634	17,340
Avrobio, Inc.*	842	14,028
Axovant Sciences Ltd.*	5,355	7,122
BeiGene Ltd., ADR*	1,330	182,276
BioCryst Pharmaceuticals, Inc.*	3,855	31,842
Biogen, Inc.*	6,289	2,062,855
BioMarin Pharmaceutical, Inc.*	6,262	583,994
Bluebird Bio, Inc.*	1,923	298,488
Blueprint Medicines Corp.*	1,545	126,984
Cara Therapeutics, Inc.*(b)	1,388	23,665
Celgene Corp.*	23,332	1,939,356
Cellectis SA, ADR*	550	9,834
ChemoCentryx, Inc.*	1,777	19,103
China Biologic Products Holdings, Inc.*	1,384	111,218
Clovis Oncology, Inc.*	1,854	56,139
Coherus Biosciences, Inc.*	2,391	34,287
Concert Pharmaceuticals, Inc.*	822	12,486
Corbus Pharmaceuticals Holdings, Inc.*(b)	2,011	13,956
Crinetics Pharmaceuticals, Inc.*(b)	844	20,172
CRISPR Therapeutics AG*	1,833	64,870
Cytokinetics, Inc.*	1,924	13,891
CytomX Therapeutics, Inc.*	1,580	17,728
DBV Technologies SA, ADR*	955	7,774
Deciphera Pharmaceuticals, Inc.*	1,324	37,602
Denali Therapeutics, Inc.*(b)	3,337	72,613
Dicerna Pharmaceuticals, Inc.*	2,205	26,923
Eagle Pharmaceuticals, Inc.*	524	26,237
Editas Medicine, Inc.*	1,681	34,679
Eidos Therapeutics, Inc.*(b)	1,292	23,863
Eiger BioPharmaceuticals, Inc.*	673	8,884
Enanta Pharmaceuticals, Inc.*	682	69,932
Epizyme, Inc.*	2,783	36,068
Esperion Therapeutics, Inc.*(b)	942	43,426
Exelixis, Inc.*	10,512	235,364
Fate Therapeutics, Inc.*	2,268	35,630
FibroGen, Inc.*	2,987	172,649
Five Prime Therapeutics, Inc.*	1,248	14,452
Flexion Therapeutics, Inc.*	1,332	18,408
Forty Seven, Inc.*	1,093	18,253
G1 Therapeutics, Inc.*	1,307	24,127
Galapagos NV, ADR*	373	36,412
Genomic Health, Inc.*	1,268	96,330
Geron Corp.*(b)	6,553	9,567
Gilead Sciences, Inc.	29,164	1,896,243
Global Blood Therapeutics, Inc.*	1,837	96,442
GlycoMimetics, Inc.*	1,518	18,656
Grifols SA, ADR	4,911	94,684
Halozyme Therapeutics, Inc.*	5,083	87,682
Homology Medicines, Inc.*	1,318	38,855
ImmunoGen, Inc.*	5,240	24,733
Immunomedics, Inc.*	6,682	105,308
Incyte Corp.*	7,484	645,345
Inovio Pharmaceuticals, Inc.*(b)	3,349	12,257
Insmed, Inc.*	2,709	80,322
Insys Therapeutics, Inc.*(b)	2,611	16,423
Intellia Therapeutics, Inc.*(b)	1,525	23,226
Intercept Pharmaceuticals, Inc.*	1,044	104,129
Intrexon Corp.*(b)	4,824	38,447
Ionis Pharmaceuticals, Inc.*	4,837	343,379
Iovance Biotherapeutics, Inc.*	4,330	44,469
Ironwood Pharmaceuticals, Inc.*	5,429	77,309
Karyopharm Therapeutics, Inc.*	2,133	8,809
Kiniksa Pharmaceuticals Ltd., Class A*	550	9,872
Kura Oncology, Inc.*	1,338	20,391
Lexicon Pharmaceuticals, Inc.*	3,393	18,051
Ligand Pharmaceuticals, Inc.*	746	92,564
MacroGenics, Inc.*	1,486	29,720
Magenta Therapeutics, Inc.*(b)	1,164	15,260
MannKind Corp.*(b)	5,611	10,044
MediciNova, Inc.*(b)	1,472	13,469
Minerva Neurosciences, Inc.*	1,367	10,840
Mirati Therapeutics, Inc.*(b)	1,144	83,283
Momenta Pharmaceuticals, Inc.*	3,461	48,765
Myriad Genetics, Inc.*	2,629	81,578
Neurocrine Biosciences, Inc.*	3,189	246,350
Novavax, Inc.*(b)	13,460	9,491
OPKO Health, Inc.*	19,680	50,184
PDL BioPharma, Inc.*	5,130	18,622
Portola Pharmaceuticals, Inc.*	2,335	71,708
Progenics Pharmaceuticals, Inc.*	2,971	13,132
ProQR Therapeutics NV*	1,361	18,129
Proteostasis Therapeutics, Inc.*(b)	1,726	7,111
Prothena Corp. plc*	1,402	18,787
PTC Therapeutics, Inc.*	2,014	69,564

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Puma Biotechnology, Inc.*	1,341	37,293
Ra Pharmaceuticals, Inc.*	1,477	28,462
Radius Health, Inc.*	1,601	30,355
Regeneron Pharmaceuticals, Inc.*	2,869	1,235,793
REGENXBIO, Inc.*	1,260	65,180
Replimune Group, Inc.*	1,108	15,202
Retrophin, Inc.*	1,449	32,689
Rhythm Pharmaceuticals, Inc.*	1,209	34,674
Rigel Pharmaceuticals, Inc.*	5,857	12,827
Rocket Pharmaceuticals, Inc.*(b)	1,400	24,374
Rubius Therapeutics, Inc.*(b)	2,779	44,131
Sage Therapeutics, Inc.*	1,650	262,762
Sangamo Therapeutics, Inc.*	3,590	32,346
Sarepta Therapeutics, Inc.*	2,478	357,427
Savara, Inc.*	1,236	8,504
Seattle Genetics, Inc.*	5,630	418,196
Seres Therapeutics, Inc.*	1,433	8,784
Solid Biosciences, Inc.*	1,246	13,320
Spark Therapeutics, Inc.*	1,328	150,462
Spectrum Pharmaceuticals, Inc.*	3,759	40,635
Surface Oncology, Inc.*	972	4,112
Synlogic, Inc.*	895	7,778
Syros Pharmaceuticals, Inc.*	1,182	8,026
Tocagen, Inc.*	808	8,823
Translate Bio, Inc.*	1,586	16,177
Ultragenyx Pharmaceutical, Inc.*	1,780	114,169
uniQure NV*	1,311	70,781
United Therapeutics Corp.*	1,532	193,476
UNITY Biotechnology, Inc.*(b)	1,487	14,870
Unum Therapeutics, Inc.*(b)	1,051	4,467
UroGen Pharma Ltd.*	719	27,667
Vanda Pharmaceuticals, Inc.*	1,844	37,323
Veracyte, Inc.*	1,425	28,799
Verastem, Inc.*(b)	2,591	7,799
Vertex Pharmaceuticals, Inc.*	5,803	1,095,316
Voyager Therapeutics, Inc.*	1,143	17,145
Xencor, Inc.*	1,977	59,982
Xenon Pharmaceuticals, Inc.*	887	8,143
Zafgen, Inc.*	1,295	5,789
Zai Lab Ltd., ADR*	719	20,722
		21,218,568
Chemicals - 0.0%(c)
Amyris, Inc.*	2,682	12,713

Health Care Equipment & Supplies - 0.7%
Cerus Corp.*	4,768	31,040
Neuronetics, Inc.*	621	10,836
Novocure Ltd.*	3,272	175,739
		217,615
Health Care Providers & Services - 0.1%
PetIQ, Inc.*	751	22,613

Life Sciences Tools & Services - 7.4%
Bio-Techne Corp.	1,329	257,693
Illumina, Inc.*	4,904	1,533,824
Luminex Corp.	1,567	39,927
Medpace Holdings, Inc.*	1,252	68,797
NanoString Technologies, Inc.*	1,083	27,584
Pacific Biosciences of California, Inc.*	5,234	38,261
PRA Health Sciences, Inc.*	2,284	244,342
Quanterix Corp.*	781	19,299
Syneos Health, Inc.*	3,632	151,709
		2,381,436
Pharmaceuticals - 8.4%
AcelRx Pharmaceuticals, Inc.*(b)	2,689	9,035
Aclaris Therapeutics, Inc.*	1,437	9,312
Aerie Pharmaceuticals, Inc.*	1,598	74,579
Akcea Therapeutics, Inc.*(b)	3,140	106,854
Akorn, Inc.*	4,410	17,860
Amphastar Pharmaceuticals, Inc.*	1,620	40,257
ANI Pharmaceuticals, Inc.*	416	27,369
Aquestive Therapeutics, Inc.*	875	7,044
Aratana Therapeutics, Inc.*	1,707	6,862
Assertio Therapeutics, Inc.*	2,247	9,303
Collegium Pharmaceutical, Inc.*	1,171	20,598
Cymabay Therapeutics, Inc.*	2,089	24,671
Dermira, Inc.*	1,481	12,366
Dova Pharmaceuticals, Inc.*(b)	991	7,611
Eloxx Pharmaceuticals, Inc.*	1,234	15,857
Endo International plc*	7,887	86,678
Evolus, Inc.*(b)	960	25,382
EyePoint Pharmaceuticals, Inc.*(b)	3,334	8,668
Foamix Pharmaceuticals Ltd.*	1,907	6,331
GW Pharmaceuticals plc, ADR*	942	162,033
Horizon Pharma plc*	5,895	171,014
Hutchison China MediTech Ltd., ADR*	1,069	27,890
Innoviva, Inc.*	3,553	55,782
Intra-Cellular Therapies, Inc.*	1,924	26,205
Jazz Pharmaceuticals plc*	2,122	297,144
Kala Pharmaceuticals, Inc.*(b)	1,188	9,967
Medicines Co. (The)*	2,596	64,043
Mylan NV*	18,131	478,477
MyoKardia, Inc.*	1,415	63,463
Nektar Therapeutics*	6,078	246,402
Ocular Therapeutix, Inc.*(b)	1,443	6,421
Omeros Corp.*(b)	1,724	24,860
Optinose, Inc.*(b)	1,448	10,744
Pacira Pharmaceuticals, Inc.*	1,447	59,587
Paratek Pharmaceuticals, Inc.*(b)	1,129	7,316
Reata Pharmaceuticals, Inc., Class A*	843	79,529
resTORbio, Inc.*(b)	987	8,449
Revance Therapeutics, Inc.*	1,538	26,054
SIGA Technologies, Inc.*	2,824	19,147
Strongbridge Biopharma plc*	1,656	8,810
Supernus Pharmaceuticals, Inc.*	1,837	75,023
TherapeuticsMD, Inc.*(b)	8,363	47,836
Theravance Biopharma, Inc.*	1,947	47,254
Tricida, Inc.*	1,481	34,256
WaVe Life Sciences Ltd.*	1,176	49,310
Xeris Pharmaceuticals, Inc.*	941	9,419
Zogenix, Inc.*	1,475	77,777
		2,710,849
TOTAL COMMON STOCKS (Cost $29,216,586)		26,563,794

See accompanying notes to schedules of portfolio investments.

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%(c)

Pharmaceuticals - 0.0%(c)
Corium International, Inc., CVR*(d)(e) (Cost $—)	1,033	186

Shares

SECURITIES LENDING REINVESTMENTS(f) - 1.9%

INVESTMENT COMPANIES - 1.9%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $609,647)	609,647	609,647

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 6.7%

REPURCHASE AGREEMENTS(g) - 6.7%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $2,140,236 (Cost $2,140,087)	2,140,087	2,140,087

Total Investments - 91.3% (Cost $31,966,320)		29,313,714
Other Assets Less Liabilities - 8.7%		2,799,743
Net Assets - 100.0%		32,113,457

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,756,309.

(b)         The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $674,696, collateralized in the form of cash with a value of $612,576 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $112,053 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from March 28, 2019 – November 15, 2047; a total value of $724,629.

(c)          Represents less than 0.05% of net assets.

(d)         Security fair valued as of February 28, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2019 amounted to $186, which represents approximately 0.00% of net assets of the Fund.

(e)          Illiquid security.

(f)           The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $609,647.

(g)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR                                             American Depositary Receipt

CVR                                             Contingent Value Rights - No defined expiration

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
14,918,309	11/6/2020	Bank of America NA	2.61%	NASDAQ Biotechnology Index®	(140,917)
2,962,291	12/7/2020	Deutsche Bank AG	2.71%	NASDAQ Biotechnology Index®	41,084
13,108,544	11/6/2020	Goldman Sachs International	2.91%	NASDAQ Biotechnology Index®	391,112
15,089,870	11/6/2019	Societe Generale	3.01%	NASDAQ Biotechnology Index®	3,407,484
23,714,799	11/6/2020	UBS AG	2.51%	NASDAQ Biotechnology Index®	(607,776)
69,793,813					3,090,987
				Total Unrealized Appreciation	3,839,680
				Total Unrealized Depreciation	(748,693)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 82.8%

Airlines - 0.4%
American Airlines Group, Inc.	191,838	6,835,188
United Continental Holdings, Inc.*	113,480	9,964,679
		16,799,867
Automobiles - 0.6%
Tesla, Inc.*	71,529	22,880,697

Beverages - 2.1%
Monster Beverage Corp.*	230,278	14,698,645
PepsiCo, Inc.	594,513	68,749,483
		83,448,128
Biotechnology - 5.2%
Alexion Pharmaceuticals, Inc.*	92,937	12,577,164
Amgen, Inc.	265,347	50,437,158
Biogen, Inc.*	83,936	27,531,847
BioMarin Pharmaceutical, Inc.*	74,164	6,916,535
Celgene Corp.*	291,225	24,206,622
Gilead Sciences, Inc.	538,764	35,030,435
Incyte Corp.*	88,614	7,641,185
Regeneron Pharmaceuticals, Inc.*	44,286	19,075,752
Vertex Pharmaceuticals, Inc.*	106,396	20,082,245
		203,498,943
Commercial Services & Supplies - 0.2%
Cintas Corp.	44,538	9,201,551

Communications Equipment - 2.5%
Cisco Systems, Inc.	1,872,421	96,935,235

Electric Utilities - 0.3%
Xcel Energy, Inc.	214,076	11,744,209

Entertainment - 3.6%
Activision Blizzard, Inc.	317,778	13,391,165
Electronic Arts, Inc.*	125,863	12,055,158
NetEase, Inc., ADR	30,489	6,805,755
Netflix, Inc.*	181,619	65,037,764
Take-Two Interactive Software, Inc.*	47,468	4,142,058
Twenty-First Century Fox, Inc., Class A	440,182	22,198,378
Twenty-First Century Fox, Inc., Class B	332,546	16,680,507
		140,310,785
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	182,508	39,921,800
Walgreens Boots Alliance, Inc.	395,286	28,140,410
		68,062,210
Food Products - 1.2%
Kraft Heinz Co. (The)	507,897	16,857,102
Mondelez International, Inc., Class A	605,490	28,554,908
		45,412,010
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc.*	33,283	8,619,299
IDEXX Laboratories, Inc.*	35,881	7,571,967
Intuitive Surgical, Inc.*	47,586	26,058,569
		42,249,835
Health Care Providers & Services - 0.1%
Covetrus, Inc.*	6	215
Henry Schein, Inc.*	63,480	3,764,364
		3,764,579
Health Care Technology - 0.2%
Cerner Corp.*	137,216	7,677,235

Hotels, Restaurants & Leisure - 1.5%
Marriott International, Inc., Class A	142,050	17,794,604
Starbucks Corp.	516,699	36,303,272
Wynn Resorts Ltd.	45,256	5,726,694
		59,824,570
Insurance - 0.2%
Willis Towers Watson plc	54,096	9,305,594

Interactive Media & Services - 11.4%
Alphabet, Inc., Class A*	115,361	129,959,935
Alphabet, Inc., Class C*	132,222	148,078,062
Baidu, Inc., ADR*	116,902	19,001,251
Facebook, Inc., Class A*	910,071	146,930,963
		443,970,211
Internet & Direct Marketing Retail - 9.8%
Amazon.com, Inc.*	183,528	300,954,720
Booking Holdings, Inc.*	19,296	32,746,084
Ctrip.com International Ltd., ADR*	202,756	6,920,062
eBay, Inc.	400,957	14,895,553
Expedia Group, Inc.	56,748	6,997,596
JD.com, Inc., ADR*	384,713	10,660,397
MercadoLibre, Inc.*	18,844	8,645,439
		381,819,851
IT Services - 3.3%
Automatic Data Processing, Inc.	182,298	27,897,063
Cognizant Technology Solutions Corp., Class A	241,134	17,115,691
Fiserv, Inc.*	165,962	14,055,322
Paychex, Inc.	149,528	11,516,647
PayPal Holdings, Inc.*	490,763	48,129,127
VeriSign, Inc.*	50,313	8,957,727
		127,671,577
Leisure Products - 0.1%
Hasbro, Inc.	52,726	4,476,437

Life Sciences Tools & Services - 0.5%
Illumina, Inc.*	61,225	19,149,343

Machinery - 0.3%
PACCAR, Inc.	145,498	9,864,764

Media - 3.2%
Charter Communications, Inc., Class A*	95,347	32,886,134
Comcast Corp., Class A	1,890,782	73,116,540
Liberty Global plc, Class A*	85,139	2,243,412
Liberty Global plc, Class C*	224,172	5,691,727
Sirius XM Holdings, Inc.	1,849,773	10,969,154
		124,906,967
Multiline Retail - 0.2%
Dollar Tree, Inc.*	99,119	9,548,133

Pharmaceuticals - 0.2%
Mylan NV*	214,723	5,666,540

Professional Services - 0.2%
Verisk Analytics, Inc.*	68,544	8,666,018

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Road & Rail - 0.8%
CSX Corp.	351,641	25,553,751
JB Hunt Transport Services, Inc.	45,453	4,893,925
		30,447,676
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices, Inc.*	416,244	9,794,221
Analog Devices, Inc.	154,184	16,491,521
Applied Materials, Inc.	409,381	15,695,668
ASML Holding NV (Registered), NYRS	28,245	5,165,163
Broadcom, Inc.	172,190	47,414,238
Intel Corp.	1,900,752	100,663,826
KLA-Tencor Corp.	63,741	7,361,448
Lam Research Corp.	64,605	11,376,295
Maxim Integrated Products, Inc.	115,433	6,283,018
Microchip Technology, Inc.	98,475	8,554,523
Micron Technology, Inc.*	472,391	19,311,344
NVIDIA Corp.	254,036	39,187,593
NXP Semiconductors NV	136,896	12,501,343
QUALCOMM, Inc.	504,849	26,953,888
Skyworks Solutions, Inc.	73,919	6,036,226
Texas Instruments, Inc.	400,039	42,316,125
Xilinx, Inc.	105,374	13,203,362
		388,309,802
Software - 11.8%
Adobe, Inc.*	203,290	53,363,625
Autodesk, Inc.*	91,041	14,840,593
Cadence Design Systems, Inc.*	117,518	6,727,906
Check Point Software Technologies Ltd.*	65,049	7,955,493
Citrix Systems, Inc.	56,112	5,919,816
Intuit, Inc.	108,073	26,708,081
Microsoft Corp.	2,880,648	322,718,996
Symantec Corp.	266,080	5,984,139
Synopsys, Inc.*	61,905	6,294,500
Workday, Inc., Class A*	62,037	12,278,983
		462,792,132
Specialty Retail - 0.9%
O’Reilly Automotive, Inc.*	33,326	12,395,939
Ross Stores, Inc.	155,521	14,748,056
Ulta Beauty, Inc.*	24,895	7,779,439
		34,923,434
Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	1,780,805	308,346,386
NetApp, Inc.	104,922	6,840,914
Western Digital Corp.	120,569	6,064,621
		321,251,921
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.*	51,062	7,680,746

Trading Companies & Distributors - 0.2%
Fastenal Co.	119,532	7,523,344

Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc.*	353,327	25,513,743

TOTAL COMMON STOCKS (Cost $3,442,256,321)		3,235,298,087

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 19.1%

REPURCHASE AGREEMENTS(b) - 14.0%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $548,742,411 (Cost $548,704,354)	548,704,354	548,704,354

U.S. TREASURY OBLIGATIONS - 5.1%
U.S. Treasury Bills
2.36%, , 3/28/2019(c)	100,000,000	99,824,594
2.41%, , 5/23/2019(c)	100,000,000	99,450,413
TOTAL U.S. TREASURY OBLIGATIONS (Cost $199,271,111)		199,275,007

TOTAL SHORT-TERM INVESTMENTS (Cost $747,975,465)		747,979,361

Total Investments - 101.9% (Cost $4,190,231,786)		3,983,277,448
Liabilities in excess of other assets - (1.9%)		(73,678,241)
Net Assets - 100.0%		3,909,599,207

*                  Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,389,740,630.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of February 28, 2019.

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro QQQ had the following open long futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	5,048	3/15/2019	USD	$717,270,320	$59,566,604

Swap Agreements

UltraPro QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
38,854,945	11/6/2019	Bank of America NA	2.61%	NASDAQ-100 Index®	(198,729,094)
759,911,245	11/6/2019	BNP Paribas SA	3.01%	NASDAQ-100 Index®	22,265,176
938,419,880	11/6/2019	Citibank NA	2.93%	NASDAQ-100 Index®	(46,815,080)
56,673,536	11/6/2019	Credit Suisse International	3.11%	NASDAQ-100 Index®	(175,182,386)
1,105,995,878	11/6/2020	Deutsche Bank AG	3.01%	NASDAQ-100 Index®	71,670,244
777,035	11/6/2019	Goldman Sachs International	2.76%	PowerShares QQQ TrustSM, Series 1	8,881
25,377,048	11/6/2019	Goldman Sachs International	2.96%	NASDAQ-100 Index®	(14,403,223)
9,270,197	12/2/2019	Morgan Stanley & Co. International plc	3.11%	NASDAQ-100 Index®	(1,855,283)
11,297,218	11/6/2019	Morgan Stanley & Co. International plc	2.91%	PowerShares QQQ TrustSM, Series 1	3,406,369
2,605,587,177	11/6/2019	Societe Generale	3.16%	NASDAQ-100 Index®	66,951,329
2,224,980,385	11/6/2020	UBS AG	3.01%	NASDAQ-100 Index®	102,152,882
7,777,144,544					(170,530,185)
				Total Unrealized Appreciation	266,454,881
				Total Unrealized Depreciation	(436,985,066)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 65.6%

Aerospace & Defense - 0.8%
AAR Corp.	1,176	42,959
Aerojet Rocketdyne Holdings, Inc.*	2,593	96,589
Aerovironment, Inc.*	759	60,470
Astronics Corp.*	767	27,589
Axon Enterprise, Inc.*	2,056	110,674
Cubic Corp.	906	55,900
Ducommun, Inc.*	378	16,039
Esterline Technologies Corp.*	935	113,836
KeyW Holding Corp. (The)*	1,741	12,883
Kratos Defense & Security Solutions, Inc.*	3,152	54,183
Maxar Technologies, Inc.(b)	2,025	14,803
Mercury Systems, Inc.*	1,682	106,841
Moog, Inc., Class A	1,148	107,866
National Presto Industries, Inc.(c)	178	19,961
Sparton Corp.*	344	6,357
Triumph Group, Inc.	1,743	40,368
Vectrus, Inc.*	400	10,784
Wesco Aircraft Holdings, Inc.*	1,940	16,471
		914,573
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc.*	2,086	48,541
Atlas Air Worldwide Holdings, Inc.*	851	45,733
Echo Global Logistics, Inc.*	999	23,996
Forward Air Corp.	1,050	67,882
Hub Group, Inc., Class A*	1,168	50,201
Radiant Logistics, Inc.*	1,393	8,901
		245,254
Airlines - 0.3%
Allegiant Travel Co.	465	61,426
Hawaiian Holdings, Inc.	1,757	52,271
Mesa Air Group, Inc.*	402	4,048
SkyWest, Inc.	1,820	98,353
Spirit Airlines, Inc.*	2,454	138,038
		354,136
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.*	3,988	64,207
Cooper Tire & Rubber Co.	1,818	58,103
Cooper-Standard Holdings, Inc.*	636	38,230
Dana, Inc.	5,233	103,352
Dorman Products, Inc.*	959	77,583
Fox Factory Holding Corp.*	1,287	81,570
Gentherm, Inc.*	1,248	51,168
LCI Industries	871	70,969
Modine Manufacturing Co.*	1,775	26,678
Motorcar Parts of America, Inc.*	681	14,090
Shiloh Industries, Inc.*	526	3,277
Standard Motor Products, Inc.	760	37,468
Stoneridge, Inc.*	981	29,008
Superior Industries International, Inc.	879	5,441
Tenneco, Inc., Class A	1,817	62,868
Tower International, Inc.	707	18,135
		742,147
Automobiles - 0.0%(d)
Winnebago Industries, Inc.	1,107	36,121

Banks - 6.4%
1st Constitution Bancorp	261	4,873
1st Source Corp.	563	26,771
ACNB Corp.	243	9,574
Allegiance Bancshares, Inc.*	423	16,184
Amalgamated Bank, Class A	421	7,456
American National Bankshares, Inc.	297	10,633
Ameris Bancorp	1,516	61,807
Ames National Corp.	308	8,572
Arrow Financial Corp.	438	15,514
Atlantic Capital Bancshares, Inc.*	913	17,603
Auburn National Bancorporation, Inc.	86	2,900
Banc of California, Inc.	1,539	26,655
BancFirst Corp.	645	36,365
Bancorp, Inc. (The)*	1,801	16,335
BancorpSouth Bank	3,370	109,828
Bank of Commerce Holdings	556	6,311
Bank of Marin Bancorp	483	21,493
Bank of NT Butterfield & Son Ltd. (The)	1,953	79,565
Bank of Princeton (The)	206	6,701
Bankwell Financial Group, Inc.	219	6,629
Banner Corp.	1,145	71,139
Bar Harbor Bankshares	542	13,994
Baycom Corp.*	367	8,467
BCB Bancorp, Inc.	484	6,350
Berkshire Hills Bancorp, Inc.	1,457	45,633
Blue Hills Bancorp, Inc.	824	20,501
Boston Private Financial Holdings, Inc.	2,981	35,444
Bridge Bancorp, Inc.	594	19,584
Brookline Bancorp, Inc.	2,825	45,144
Bryn Mawr Bank Corp.	713	29,062
Business First Bancshares, Inc.	379	9,369
Byline Bancorp, Inc.*	582	11,896
C&F Financial Corp.	118	6,088
Cadence Bancorp	4,305	86,057
Cambridge Bancorp	134	11,121
Camden National Corp.	550	24,667
Capital Bancorp, Inc.*	228	2,693
Capital City Bank Group, Inc.	409	10,094
Capstar Financial Holdings, Inc.	281	4,710
Carolina Financial Corp.	750	27,465
Cathay General Bancorp	2,768	107,509
CB Financial Services, Inc.(c)	166	4,294
CBTX, Inc.	669	22,284
CenterState Bank Corp.	3,279	86,762
Central Pacific Financial Corp.	1,017	29,676
Central Valley Community Bancorp	411	8,002
Century Bancorp, Inc., Class A	102	7,890
Chemical Financial Corp.	2,554	117,050
Chemung Financial Corp.	115	5,357
Citizens & Northern Corp.	422	11,073
City Holding Co.	566	45,359
Civista Bancshares, Inc.	494	10,537
CNB Financial Corp.	522	14,512
Coastal Financial Corp.*	228	3,728
Codorus Valley Bancorp, Inc.	324	7,348
Columbia Banking System, Inc.	2,619	99,208
Community Bank System, Inc.	1,799	116,557
Community Bankers Trust Corp.*	770	6,145

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Community Financial Corp. (The)	176	5,291
Community Trust Bancorp, Inc.	556	23,786
ConnectOne Bancorp, Inc.	1,077	23,231
County Bancorp, Inc.	180	3,436
Customers Bancorp, Inc.*	1,050	22,460
CVB Financial Corp.	4,004	91,251
Eagle Bancorp, Inc.*	1,140	67,477
Enterprise Bancorp, Inc.	345	10,943
Enterprise Financial Services Corp.	811	36,641
Equity Bancshares, Inc., Class A*	480	16,315
Esquire Financial Holdings, Inc.*	216	4,927
Evans Bancorp, Inc.	166	5,918
Farmers & Merchants Bancorp, Inc.	318	9,734
Farmers National Banc Corp.	907	13,351
FB Financial Corp.	586	20,774
Fidelity D&D Bancorp, Inc.	99	5,765
Fidelity Southern Corp.	787	25,640
Financial Institutions, Inc.	550	16,577
First Bancorp, Inc.	363	9,565
First Bancorp/NC	1,046	40,993
First Bancorp/PR	7,647	88,017
First Bancshares, Inc. (The)	441	14,447
First Bank	584	6,757
First Busey Corp.	1,562	42,080
First Business Financial Services, Inc.	299	6,596
First Choice Bancorp(c)	321	7,479
First Commonwealth Financial Corp.	3,570	50,194
First Community Bankshares, Inc.	566	20,291
First Community Corp.	260	5,213
First Financial Bancorp	3,418	94,781
First Financial Bankshares, Inc.(c)	2,326	150,841
First Financial Corp.	427	18,950
First Financial Northwest, Inc.	296	4,801
First Foundation, Inc.	1,363	20,786
First Guaranty Bancshares, Inc.	175	3,656
First Internet Bancorp	349	7,538
First Interstate BancSystem, Inc., Class A	1,177	49,010
First Merchants Corp.	1,768	71,410
First Mid-Illinois Bancshares, Inc.	453	15,814
First Midwest Bancorp, Inc.	3,784	87,600
First Northwest Bancorp	340	5,481
First of Long Island Corp. (The)	877	20,487
First Savings Financial Group, Inc.	67	3,505
First United Corp.	243	4,204
Flushing Financial Corp.	977	22,676
Franklin Financial Network, Inc.	460	15,088
Fulton Financial Corp.	6,167	105,949
FVCBankcorp, Inc.*	69	1,225
German American Bancorp, Inc.	749	23,197
Glacier Bancorp, Inc.	3,037	133,081
Great Southern Bancorp, Inc.	396	22,425
Great Western Bancorp, Inc.	2,121	79,644
Guaranty Bancshares, Inc.	279	8,582
Hancock Whitney Corp.	3,048	133,137
Hanmi Financial Corp.	1,142	26,357
HarborOne Bancorp, Inc.*	520	8,388
Heartland Financial USA, Inc.	1,051	51,068
Heritage Commerce Corp.	1,428	19,949
Heritage Financial Corp.	1,307	43,026
Hilltop Holdings, Inc.	2,577	49,530
Home BancShares, Inc.	5,704	111,114
HomeTrust Bancshares, Inc.	629	17,128
Hope Bancorp, Inc.	4,456	64,968
Horizon Bancorp, Inc.	1,326	23,430
Howard Bancorp, Inc.*	465	6,171
IBERIABANK Corp.	1,984	155,208
Independent Bank Corp.	976	83,087
Independent Bank Corp./MI	789	18,344
Independent Bank Group, Inc.	1,168	67,697
International Bancshares Corp.	1,981	80,864
Investar Holding Corp.	319	7,764
Investors Bancorp, Inc.	8,659	108,844
Lakeland Bancorp, Inc.	1,610	26,935
Lakeland Financial Corp.	874	42,232
LCNB Corp.	321	5,457
LegacyTexas Financial Group, Inc.	1,703	71,066
Level One Bancorp, Inc.	184	4,250
Live Oak Bancshares, Inc.	912	14,784
Macatawa Bank Corp.	933	10,179
MB Financial, Inc.	2,968	134,361
MBT Financial Corp.	640	7,085
Mercantile Bank Corp.	582	20,155
Metropolitan Bank Holding Corp.*	236	9,093
Mid Penn Bancorp, Inc.	168	4,114
Middlefield Banc Corp.	110	4,615
Midland States Bancorp, Inc.	751	19,151
MidSouth Bancorp, Inc.	535	6,094
MidWestOne Financial Group, Inc.	402	12,498
MutualFirst Financial, Inc.	209	6,571
MVB Financial Corp.	305	4,667
National Bank Holdings Corp., Class A	1,030	37,214
National Bankshares, Inc.(c)	240	9,480
National Commerce Corp.*	639	27,918
NBT Bancorp, Inc.	1,524	58,872
Nicolet Bankshares, Inc.*	300	17,226
Northeast Bancorp	271	5,496
Northrim Bancorp, Inc.	241	9,040
Norwood Financial Corp.	205	6,281
Oak Valley Bancorp	248	4,427
OFG Bancorp	1,553	32,132
Ohio Valley Banc Corp.	148	5,403
Old Line Bancshares, Inc.	562	16,096
Old National Bancorp	5,407	96,136
Old Second Bancorp, Inc.	1,034	14,766
Opus Bank	704	16,030
Origin Bancorp, Inc.	626	22,574
Orrstown Financial Services, Inc.	265	5,411
Pacific City Financial Corp.	422	7,174
Pacific Mercantile Bancorp*	557	4,595
Pacific Premier Bancorp, Inc.	1,630	48,656
Park National Corp.	492	49,274
Parke Bancorp, Inc.	249	5,525
Peapack Gladstone Financial Corp.	657	19,106
Penns Woods Bancorp, Inc.	162	7,105
Peoples Bancorp of North Carolina, Inc.	165	4,653
Peoples Bancorp, Inc.	631	21,038
Peoples Financial Services Corp.	245	10,719
People’s Utah Bancorp	550	16,148
Preferred Bank	499	25,559
Premier Financial Bancorp, Inc.	422	6,993
QCR Holdings, Inc.	465	16,624
RBB Bancorp	496	10,738
Reliant Bancorp, Inc.	359	7,876

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Renasant Corp.	1,725	66,033
Republic Bancorp, Inc., Class A	344	15,563
Republic First Bancorp, Inc.*	1,571	10,054
S&T Bancorp, Inc.	1,231	50,939
Sandy Spring Bancorp, Inc.	1,241	43,522
SB One Bancorp	259	6,125
Seacoast Banking Corp. of Florida*	1,647	47,796
Select Bancorp, Inc.*	554	6,410
ServisFirst Bancshares, Inc.	1,668	58,330
Shore Bancshares, Inc.	450	7,088
Sierra Bancorp	505	13,610
Simmons First National Corp., Class A	3,239	86,902
SmartFinancial, Inc.*	407	7,985
South State Corp.	1,306	92,808
Southern First Bancshares, Inc.*	244	9,296
Southern National Bancorp of Virginia, Inc.	700	11,095
Southside Bancshares, Inc.	1,189	41,282
Spirit of Texas Bancshares, Inc.*	329	7,106
Stock Yards Bancorp, Inc.	768	27,356
Summit Financial Group, Inc.	390	9,520
Tompkins Financial Corp.	525	42,215
Towne Bank	2,358	65,010
TriCo Bancshares	915	36,801
TriState Capital Holdings, Inc.*	877	19,829
Triumph Bancorp, Inc.*	857	29,027
Trustmark Corp.	2,388	84,726
UMB Financial Corp.	1,625	111,816
Union Bankshares Corp.	2,776	98,742
Union Bankshares, Inc.	137	6,371
United Bankshares, Inc.	3,577	137,321
United Community Banks, Inc.	2,804	77,643
United Security Bancshares	468	5,054
Unity Bancorp, Inc.	278	6,141
Univest Financial Corp.	1,033	27,385
Valley National Bancorp	11,550	121,968
Veritex Holdings, Inc.	1,580	44,256
Washington Trust Bancorp, Inc.	539	28,244
WesBanco, Inc.	1,870	79,344
West Bancorporation, Inc.	567	13,109
Westamerica Bancorp	922	59,266
		7,189,172
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	295	92,205
Castle Brands, Inc.*(c)	3,300	2,904
Celsius Holdings, Inc.*(c)	818	2,912
Coca-Cola Consolidated, Inc.	168	41,640
Craft Brew Alliance, Inc.*	456	7,775
MGP Ingredients, Inc.	472	38,633
National Beverage Corp.(c)	423	29,014
Primo Water Corp.*	1,173	17,208
		232,291
Biotechnology - 4.1%
Abeona Therapeutics, Inc.*	1,119	7,855
ACADIA Pharmaceuticals, Inc.*	3,521	93,307
Acceleron Pharma, Inc.*	1,385	60,995
Achaogen, Inc.*(c)	1,124	815
Achillion Pharmaceuticals, Inc.*	4,865	12,211
Acorda Therapeutics, Inc.*	1,560	22,994
Adamas Pharmaceuticals, Inc.*(c)	794	8,885
ADMA Biologics, Inc.*(c)	693	2,834
Aduro Biotech, Inc.*	2,295	9,869
Adverum Biotechnologies, Inc.*	1,939	7,853
Aeglea BioTherapeutics, Inc.*	587	4,907
Agenus, Inc.*	3,115	9,625
AgeX Therapeutics, Inc.*(c)	320	1,360
Aimmune Therapeutics, Inc.*	1,567	37,749
Akebia Therapeutics, Inc.*	3,072	22,364
Albireo Pharma, Inc.*	324	9,111
Alder Biopharmaceuticals, Inc.*	2,087	26,755
Aldeyra Therapeutics, Inc.*	755	6,100
Allakos, Inc.*(c)	299	11,948
Allena Pharmaceuticals, Inc.*	416	3,004
Allogene Therapeutics, Inc.*(c)	768	24,338
AMAG Pharmaceuticals, Inc.*	1,225	18,240
Amicus Therapeutics, Inc.*	6,769	81,905
AnaptysBio, Inc.*	755	51,997
Apellis Pharmaceuticals, Inc.*	1,290	19,544
Aptinyx, Inc.*	477	2,528
Arbutus Biopharma Corp.*	1,267	5,562
Arcus Biosciences, Inc.*	1,119	13,193
Ardelyx, Inc.*	1,564	4,395
Arena Pharmaceuticals, Inc.*	1,776	88,658
ArQule, Inc.*	3,877	12,678
Array BioPharma, Inc.*	7,379	169,274
Arrowhead Pharmaceuticals, Inc.*	3,112	60,746
Arsanis, Inc.*(c)	187	516
Atara Biotherapeutics, Inc.*	1,499	53,679
Athenex, Inc.*	1,569	20,664
Athersys, Inc.*(c)	4,062	6,052
Audentes Therapeutics, Inc.*	1,327	40,633
AVEO Pharmaceuticals, Inc.*(c)	3,836	2,070
Avid Bioservices, Inc.*	1,816	7,064
Avrobio, Inc.*	219	3,649
Bellicum Pharmaceuticals, Inc.*	1,442	4,629
BioCryst Pharmaceuticals, Inc.*	3,902	32,231
Biohaven Pharmaceutical Holding Co. Ltd.*	1,020	44,860
BioSpecifics Technologies Corp.*	205	14,237
BioTime, Inc.*(c)	3,206	3,847
Blueprint Medicines Corp.*	1,479	121,559
Calithera Biosciences, Inc.*	1,114	6,183
Calyxt, Inc.*(c)	215	3,446
Cara Therapeutics, Inc.*(c)	1,164	19,846
CareDx, Inc.*	1,256	39,087
CASI Pharmaceuticals, Inc.*	1,785	5,855
Catalyst Biosciences, Inc.*	423	3,604
Catalyst Pharmaceuticals, Inc.*	3,454	10,051
Celcuity, Inc.*	208	4,638
Cellular Biomedicine Group, Inc.*	416	7,954
ChemoCentryx, Inc.*	805	8,654
Chimerix, Inc.*	1,578	3,203
Clovis Oncology, Inc.*	1,704	51,597
Cohbar, Inc.*(e)	852	2,709
Coherus Biosciences, Inc.*	1,857	26,629
Concert Pharmaceuticals, Inc.*	762	11,575
Constellation Pharmaceuticals, Inc.*	144	1,454
Corbus Pharmaceuticals Holdings, Inc.*(c)	1,783	12,374
Corvus Pharmaceuticals, Inc.*	496	2,401
Crinetics Pharmaceuticals, Inc.*(c)	249	5,951
CTI BioPharma Corp.*	1,830	1,867
Cue Biopharma, Inc.*(c)	633	4,051
Cytokinetics, Inc.*	1,647	11,891
CytomX Therapeutics, Inc.*	1,588	17,817

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Deciphera Pharmaceuticals, Inc.*	314	8,918
Denali Therapeutics, Inc.*(c)	1,629	35,447
Dicerna Pharmaceuticals, Inc.*	1,922	23,468
Dynavax Technologies Corp.*	2,226	20,479
Eagle Pharmaceuticals, Inc.*	379	18,977
Editas Medicine, Inc.*	1,655	34,143
Eidos Therapeutics, Inc.*(c)	258	4,765
Emergent BioSolutions, Inc.*	1,628	94,994
Enanta Pharmaceuticals, Inc.*	599	61,421
Epizyme, Inc.*	2,130	27,605
Equillium, Inc.*(c)	184	1,448
Esperion Therapeutics, Inc.*(c)	818	37,710
Evelo Biosciences, Inc.*(c)	492	4,325
Fate Therapeutics, Inc.*	2,168	34,059
Fennec Pharmaceuticals, Inc.*	416	2,766
FibroGen, Inc.*	2,721	157,274
Five Prime Therapeutics, Inc.*	1,203	13,931
Flexion Therapeutics, Inc.*	1,205	16,653
Fortress Biotech, Inc.*(c)	1,253	2,619
Forty Seven, Inc.*	293	4,893
G1 Therapeutics, Inc.*	813	15,008
Genomic Health, Inc.*	753	57,205
Geron Corp.*(c)	6,047	8,829
Global Blood Therapeutics, Inc.*	1,788	93,870
GlycoMimetics, Inc.*	1,219	14,982
Gritstone Oncology, Inc.*(c)	249	3,202
GTx, Inc.*(c)	181	181
Halozyme Therapeutics, Inc.*	4,465	77,021
Heron Therapeutics, Inc.*	2,466	65,275
Homology Medicines, Inc.*	614	18,101
Idera Pharmaceuticals, Inc.*	684	1,908
Immune Design Corp.*	1,210	7,042
ImmunoGen, Inc.*	5,134	24,232
Immunomedics, Inc.*	5,264	82,961
Inovio Pharmaceuticals, Inc.*(c)	2,964	10,848
Insmed, Inc.*	2,740	81,241
Insys Therapeutics, Inc.*(c)	961	6,045
Intellia Therapeutics, Inc.*(c)	1,189	18,108
Intercept Pharmaceuticals, Inc.*	787	78,495
Intrexon Corp.*(c)	2,634	20,993
Invitae Corp.*	2,347	47,222
Iovance Biotherapeutics, Inc.*	3,786	38,882
Ironwood Pharmaceuticals, Inc.*	5,032	71,656
Jounce Therapeutics, Inc.*	565	2,514
Kadmon Holdings, Inc.*	3,568	10,597
Karyopharm Therapeutics, Inc.*	1,734	7,161
Kezar Life Sciences, Inc.*	183	3,724
Kindred Biosciences, Inc.*	1,109	11,999
Kiniksa Pharmaceuticals Ltd., Class A*	233	4,182
Kodiak Sciences, Inc.*	337	2,359
Kura Oncology, Inc.*	1,014	15,453
La Jolla Pharmaceutical Co.*(c)	767	4,372
Lexicon Pharmaceuticals, Inc.*	1,539	8,187
Ligand Pharmaceuticals, Inc.*	748	92,812
LogicBio Therapeutics, Inc.*	293	2,687
MacroGenics, Inc.*	1,402	28,040
Madrigal Pharmaceuticals, Inc.*(c)	248	32,557
Magenta Therapeutics, Inc.*(c)	136	1,783
MannKind Corp.*(c)	5,013	8,973
MediciNova, Inc.*(c)	1,427	13,057
MeiraGTx Holdings plc*	134	2,179
Mersana Therapeutics, Inc.*	450	2,480
Minerva Neurosciences, Inc.*	1,096	8,691
Miragen Therapeutics, Inc.*(c)	934	2,615
Mirati Therapeutics, Inc.*	725	52,780
Molecular Templates, Inc.*	436	2,163
Momenta Pharmaceuticals, Inc.*	2,780	39,170
Mustang Bio, Inc.*(c)	578	2,387
Myriad Genetics, Inc.*	2,510	77,885
NantKwest, Inc.*(c)	1,014	1,146
Natera, Inc.*	1,177	18,644
Neon Therapeutics, Inc.*	226	1,408
NewLink Genetics Corp.*	1,043	1,763
Novavax, Inc.*(c)	13,637	9,615
Nymox Pharmaceutical Corp.*	1,163	2,524
OPKO Health, Inc.*	11,510	29,351
Organovo Holdings, Inc.*(c)	4,085	4,330
Ovid therapeutics, Inc.*	475	979
Palatin Technologies, Inc.*(c)	7,251	7,164
PDL BioPharma, Inc.*	5,128	18,615
Pfenex, Inc.*	1,017	4,566
Pieris Pharmaceuticals, Inc.*	1,859	5,577
PolarityTE, Inc.*(c)	359	4,347
Portola Pharmaceuticals, Inc.*	2,330	71,554
Principia Biopharma, Inc.*	205	7,261
Progenics Pharmaceuticals, Inc.*	3,018	13,340
Proteostasis Therapeutics, Inc.*(c)	1,229	5,063
Prothena Corp. plc*	1,437	19,256
PTC Therapeutics, Inc.*	1,625	56,128
Puma Biotechnology, Inc.*	1,037	28,839
Ra Pharmaceuticals, Inc.*	518	9,982
Radius Health, Inc.*	1,449	27,473
Recro Pharma, Inc.*	629	5,403
REGENXBIO, Inc.*	1,147	59,334
Repligen Corp.*	1,398	83,209
Replimune Group, Inc.*	267	3,663
Retrophin, Inc.*	1,478	33,344
Rhythm Pharmaceuticals, Inc.*	545	15,631
Rigel Pharmaceuticals, Inc.*	6,011	13,164
Rocket Pharmaceuticals, Inc.*(c)	746	12,988
Rubius Therapeutics, Inc.*(c)	436	6,924
Sangamo Therapeutics, Inc.*	3,624	32,652
Savara, Inc.*	1,023	7,038
Scholar Rock Holding Corp.*	221	4,115
Selecta Biosciences, Inc.*	647	1,288
Seres Therapeutics, Inc.*(c)	733	4,493
Solid Biosciences, Inc.*	437	4,672
Sorrento Therapeutics, Inc.*(c)	3,918	7,954
Spark Therapeutics, Inc.*	1,122	127,123
Spectrum Pharmaceuticals, Inc.*	3,606	38,981
Spero Therapeutics, Inc.*(c)	301	3,552
Spring Bank Pharmaceuticals, Inc.*	495	5,148
Stemline Therapeutics, Inc.*	1,013	11,113
Surface Oncology, Inc.*	404	1,709
Sutro Biopharma, Inc.*	229	2,015
Syndax Pharmaceuticals, Inc.*	504	3,110
Synergy Pharmaceuticals, Inc.*(c)	12,804	1,027
Synlogic, Inc.*	551	4,788
Syros Pharmaceuticals, Inc.*	905	6,145
T2 Biosystems, Inc.*(c)	1,113	4,830
TG Therapeutics, Inc.*	2,249	15,293
Tocagen, Inc.*	639	6,978
Translate Bio, Inc.*	352	3,590
Twist Bioscience Corp.*(c)	179	3,897
Tyme Technologies, Inc.*(c)	3,722	9,044
Ultragenyx Pharmaceutical, Inc.*	1,712	109,808
UNITY Biotechnology, Inc.*(c)	893	8,930

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Unum Therapeutics, Inc.*(c)	681	2,894
Vanda Pharmaceuticals, Inc.*	1,839	37,221
Veracyte, Inc.*	1,014	20,493
Verastem, Inc.*(c)	2,457	7,396
Vericel Corp.*	1,537	28,757
Viking Therapeutics, Inc.*(c)	2,147	18,056
Vital Therapies, Inc.*(c)	1,091	259
Voyager Therapeutics, Inc.*	768	11,520
Xencor, Inc.*	1,670	50,668
XOMA Corp.*(c)	228	3,206
Y-mAbs Therapeutics, Inc.*	249	5,391
Zafgen, Inc.*	1,091	4,877
ZIOPHARM Oncology, Inc.*(c)	4,711	13,897
		4,638,648
Building Products - 0.8%
AAON, Inc.	1,476	58,833
Advanced Drainage Systems, Inc.	1,294	32,893
American Woodmark Corp.*	504	42,941
Apogee Enterprises, Inc.	991	35,369
Armstrong Flooring, Inc.*	761	10,913
Builders FirstSource, Inc.*	4,042	56,305
Caesarstone Ltd.	820	13,776
Continental Building Products, Inc.*	1,327	38,257
CSW Industrials, Inc.*	557	31,626
Gibraltar Industries, Inc.*	1,143	46,292
Griffon Corp.	1,240	22,122
Insteel Industries, Inc.	652	14,833
JELD-WEN Holding, Inc.*	2,432	49,151
Masonite International Corp.*	942	52,234
NCI Building Systems, Inc.*	1,524	10,698
Patrick Industries, Inc.*	830	37,524
PGT Innovations, Inc.*	2,025	30,537
Quanex Building Products Corp.	1,246	21,419
Simpson Manufacturing Co., Inc.	1,481	88,756
Trex Co., Inc.*	2,116	158,594
Universal Forest Products, Inc.	2,147	66,493
		919,566
Capital Markets - 0.9%
Arlington Asset Investment Corp., Class A	1,063	8,812
Artisan Partners Asset Management, Inc., Class A	1,717	45,157
Ashford, Inc.	23	1,407
Associated Capital Group, Inc., Class A	85	3,615
B. Riley Financial, Inc.	730	12,439
Blucora, Inc.*	1,703	45,794
BrightSphere Investment Group plc	2,879	40,738
Cohen & Steers, Inc.	799	33,366
Cowen, Inc.*	991	15,341
Diamond Hill Investment Group, Inc.	115	16,325
Donnelley Financial Solutions, Inc.*	1,205	17,123
Federated Investors, Inc., Class B	3,464	103,054
Fidus Investment Corp.	1	10
Focus Financial Partners, Inc., Class A*	673	25,473
GAIN Capital Holdings, Inc.	978	6,748
GAMCO Investors, Inc., Class A	170	3,482
Greenhill & Co., Inc.	635	14,948
Hamilton Lane, Inc., Class A	598	27,915
Houlihan Lokey, Inc.	1,208	55,544
INTL. FCStone, Inc.*	549	23,882
Investment Technology Group, Inc.	1,164	35,188
Ladenburg Thalmann Financial Services, Inc.	3,645	10,716
Moelis & Co., Class A	1,594	71,108
Oppenheimer Holdings, Inc., Class A	346	9,764
Piper Jaffray Cos.	513	35,889
PJT Partners, Inc., Class A	713	32,962
Pzena Investment Management, Inc., Class A	627	6,245
Safeguard Scientifics, Inc.*	687	7,454
Siebert Financial Corp.*(c)	264	3,326
Silvercrest Asset Management Group, Inc., Class A	300	4,497
Stifel Financial Corp.	2,485	135,259
Value Line, Inc.	38	764
Virtus Investment Partners, Inc.	248	25,373
Waddell & Reed Financial, Inc., Class A	2,784	51,532
Westwood Holdings Group, Inc.	296	11,440
WisdomTree Investments, Inc.	4,184	32,552
		975,242
Chemicals - 1.3%
Advanced Emissions Solutions, Inc.	658	7,778
AdvanSix, Inc.*	1,076	35,239
AgroFresh Solutions, Inc.*	1,129	4,866
American Vanguard Corp.	1,041	19,550
Amyris, Inc.*	1,115	5,285
Balchem Corp.	1,147	101,773
Chase Corp.	258	24,910
Ferro Corp.*	2,977	57,724
Flotek Industries, Inc.*	1,970	6,304
FutureFuel Corp.	923	17,020
GCP Applied Technologies, Inc.*	2,575	77,173
Hawkins, Inc.	345	14,221
HB Fuller Co.	1,814	91,571
Ingevity Corp.*	1,517	174,789
Innophos Holdings, Inc.	696	23,107
Innospec, Inc.	868	71,054
Intrepid Potash, Inc.*	3,420	12,996
Koppers Holdings, Inc.*	736	18,098
Kraton Corp.*	1,109	39,458
Kronos Worldwide, Inc.	810	12,353
Livent Corp.*(c)	830	10,624
LSB Industries, Inc.*	769	5,421
Marrone Bio Innovations, Inc.*(c)	1,955	3,187
Minerals Technologies, Inc.	1,266	74,947
OMNOVA Solutions, Inc.*	1,567	12,771
PolyOne Corp.	2,859	93,261
PQ Group Holdings, Inc.*	1,308	21,425
Quaker Chemical Corp.	464	96,971
Rayonier Advanced Materials, Inc.	1,815	25,573
Sensient Technologies Corp.	1,522	98,473
Stepan Co.	726	68,317
Trecora Resources*	744	7,142
Tredegar Corp.	925	16,114
Trinseo SA	1,530	76,791
Tronox Ltd., Class A	3,350	39,631
Valhi, Inc.	907	3,673
		1,469,590
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	2,369	84,479
ACCO Brands Corp.	3,705	34,456

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Advanced Disposal Services, Inc.*	2,593	68,766
Brady Corp., Class A	1,704	80,616
BrightView Holdings, Inc.*	886	11,961
Brink’s Co. (The)	1,799	141,977
Casella Waste Systems, Inc., Class A*	1,427	50,345
CECO Environmental Corp.*	1,086	8,275
Charah Solutions, Inc.*	256	1,551
Cimpress NV*	789	65,093
CompX International, Inc.	58	861
Covanta Holding Corp.	4,204	71,384
Deluxe Corp.	1,655	77,007
Ennis, Inc.	914	19,377
Healthcare Services Group, Inc.	2,651	101,215
Heritage-Crystal Clean, Inc.*	528	12,756
Herman Miller, Inc.	2,126	77,982
HNI Corp.	1,551	59,915
Interface, Inc.	2,112	37,488
Kimball International, Inc., Class B	1,293	20,287
Knoll, Inc.	1,732	36,649
LSC Communications, Inc.	1,173	9,924
Matthews International Corp., Class A	1,117	44,423
McGrath RentCorp	864	51,702
Mobile Mini, Inc.	1,592	57,328
MSA Safety, Inc.	1,222	126,343
Multi-Color Corp.	496	24,726
NL Industries, Inc.*	298	1,290
PICO Holdings, Inc.*	725	7,453
Pitney Bowes, Inc.	6,730	48,389
Quad/Graphics, Inc.	1,119	16,326
RR Donnelley & Sons Co.	2,528	13,601
SP Plus Corp.*	809	27,830
Steelcase, Inc., Class A	3,034	53,125
Team, Inc.*	1,057	16,510
Tetra Tech, Inc.	1,980	118,840
UniFirst Corp.	542	77,950
US Ecology, Inc.	787	45,158
Viad Corp.	730	42,267
VSE Corp.	310	10,959
		1,856,584
Communications Equipment - 1.1%
Acacia Communications, Inc.*	978	52,176
ADTRAN, Inc.	1,716	25,774
Aerohive Networks, Inc.*	1,187	5,994
Applied Optoelectronics, Inc.*(c)	671	9,058
CalAmp Corp.*	1,208	16,791
Calix, Inc.*	1,600	13,120
Casa Systems, Inc.*	929	9,467
Ciena Corp.*	5,129	218,803
Clearfield, Inc.*	401	5,823
Comtech Telecommunications Corp.	824	21,836
DASAN Zhone Solutions, Inc.*	210	2,904
Digi International, Inc.*	959	12,659
Extreme Networks, Inc.*	4,188	34,425
Finisar Corp.*	4,202	102,907
Harmonic, Inc.*	2,978	16,439
Infinera Corp.*	5,396	27,574
InterDigital, Inc.	1,240	86,465
KVH Industries, Inc.*	580	6,589
Lumentum Holdings, Inc.*	2,656	132,136
NETGEAR, Inc.*	1,119	40,116
NetScout Systems, Inc.*	2,683	73,434
Plantronics, Inc.	1,185	59,534
Quantenna Communications, Inc.*	1,224	22,216
Ribbon Communications, Inc.*	1,930	9,939
ViaSat, Inc.*	1,983	149,816
Viavi Solutions, Inc.*	8,135	106,813
		1,262,808
Construction & Engineering - 0.7%
Aegion Corp.*	1,147	19,912
Ameresco, Inc., Class A*	677	11,083
Argan, Inc.	524	24,366
Comfort Systems USA, Inc.	1,310	70,242
Dycom Industries, Inc.*	1,077	48,551
EMCOR Group, Inc.	2,045	147,506
Granite Construction, Inc.	1,570	73,099
Great Lakes Dredge & Dock Corp.*	2,044	18,192
HC2 Holdings, Inc.*	1,521	4,791
IES Holdings, Inc.*	296	5,440
Infrastructure and Energy Alternatives, Inc.*	614	3,825
KBR, Inc.	5,044	99,669
MasTec, Inc.*	2,271	98,062
MYR Group, Inc.*	577	19,353
Northwest Pipe Co.*	342	8,437
NV5 Global, Inc.*	336	26,631
Orion Group Holdings, Inc.*	1,006	4,276
Primoris Services Corp.	1,495	34,938
Sterling Construction Co., Inc.*	957	13,982
Tutor Perini Corp.*	1,340	25,219
WillScot Corp.*	1,276	13,002
		770,576
Construction Materials - 0.1%
Forterra, Inc.*(c)	677	3,554
Summit Materials, Inc., Class A*	4,013	68,221
United States Lime & Minerals, Inc.	75	5,400
US Concrete, Inc.*	577	23,144
		100,319
Consumer Finance - 0.4%
Curo Group Holdings Corp.*	422	4,650
Elevate Credit, Inc.*	737	3,228
Encore Capital Group, Inc.*(c)	931	31,840
Enova International, Inc.*	1,205	30,752
EZCORP, Inc., Class A*	1,792	17,508
FirstCash, Inc.	1,553	136,136
Green Dot Corp., Class A*	1,730	111,672
LendingClub Corp.*	11,490	34,125
Nelnet, Inc., Class A	667	36,565
PRA Group, Inc.*	1,595	51,343
Regional Management Corp.*	333	9,054
World Acceptance Corp.*	219	26,937
		493,810
Containers & Packaging - 0.1%
Greif, Inc., Class A	913	36,703
Greif, Inc., Class B	200	9,092
Myers Industries, Inc.	1,263	24,098
UFP Technologies, Inc.*	236	7,906
		77,799
Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,634	51,487
Funko, Inc., Class A*	376	7,479
Weyco Group, Inc.	219	6,640
		65,606

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc.*	2,087	100,593
American Public Education, Inc.*	572	18,481
Career Education Corp.*	2,432	40,420
Carriage Services, Inc.	628	13,194
Chegg, Inc.*	3,878	153,685
Houghton Mifflin Harcourt Co.*	3,704	29,299
K12, Inc.*	1,339	42,902
Laureate Education, Inc., Class A*	3,392	51,864
Regis Corp.*	1,212	21,925
Sotheby’s*	1,264	55,452
Strategic Education, Inc.	748	97,823
Weight Watchers International, Inc.*	1,381	27,938
		653,576
Diversified Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,096	22,928
Cannae Holdings, Inc.*	2,466	56,521
FGL Holdings*	5,246	43,542
Marlin Business Services Corp.	311	7,321
On Deck Capital, Inc.*	1,826	11,211
		141,523
Diversified Telecommunication Services - 0.4%
ATN International, Inc.	373	20,936
Cincinnati Bell, Inc.*	1,640	15,908
Cogent Communications Holdings, Inc.	1,497	72,919
Consolidated Communications Holdings, Inc.	2,511	24,934
Frontier Communications Corp.*(c)	3,734	11,389
Intelsat SA*	1,994	48,016
Iridium Communications, Inc.*	3,435	73,131
Ooma, Inc.*	665	10,846
ORBCOMM, Inc.*	2,620	18,471
pdvWireless, Inc.*	334	13,119
Vonage Holdings Corp.*	7,911	81,325
Windstream Holdings, Inc.*(c)	1,459	584
		391,578
Electric Utilities - 0.8%
ALLETE, Inc.	1,840	149,132
El Paso Electric Co.	1,448	77,903
IDACORP, Inc.	1,805	177,630
MGE Energy, Inc.	1,246	79,644
Otter Tail Corp.	1,408	70,794
PNM Resources, Inc.	2,845	124,270
Portland General Electric Co.	3,200	160,448
Spark Energy, Inc., Class A	411	4,106
		843,927
Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	250	10,412
Atkore International Group, Inc.*	1,396	32,248
AZZ, Inc.	926	42,615
Babcock & Wilcox Enterprises, Inc.*(c)	1,149	736
Encore Wire Corp.	730	43,245
Energous Corp.*(c)	829	4,775
EnerSys	1,508	111,321
Enphase Energy, Inc.*(c)	3,090	28,026
FuelCell Energy, Inc.*(c)	3,338	1,583
Generac Holdings, Inc.*	2,168	111,782
Plug Power, Inc.*(c)	7,650	13,693
Powell Industries, Inc.	316	10,140
Preformed Line Products Co.	111	6,627
Sunrun, Inc.*	3,459	53,649
Thermon Group Holdings, Inc.*	1,161	28,886
TPI Composites, Inc.*	523	15,800
Vicor Corp.*	626	19,894
Vivint Solar, Inc.*(c)	1,129	5,905
		541,337
Electronic Equipment, Instruments & Components - 1.7%
Anixter International, Inc.*	1,057	62,025
Arlo Technologies, Inc.*	2,638	11,423
AVX Corp.	1,670	30,394
Badger Meter, Inc.	1,019	59,958
Bel Fuse, Inc., Class B	345	8,435
Belden, Inc.	1,446	89,348
Benchmark Electronics, Inc.	1,572	43,073
Control4 Corp.*	934	16,821
CTS Corp.	1,169	37,548
Daktronics, Inc.	1,284	10,426
ePlus, Inc.*	480	42,931
Fabrinet*	1,288	75,348
FARO Technologies, Inc.*	612	28,036
Fitbit, Inc., Class A*	7,656	45,323
II-VI, Inc.*	2,251	95,622
Insight Enterprises, Inc.*	1,258	70,222
Iteris, Inc.*	912	3,940
Itron, Inc.*	1,212	64,248
KEMET Corp.	2,019	38,260
Kimball Electronics, Inc.*	926	14,353
Knowles Corp.*	3,128	50,924
Maxwell Technologies, Inc.*	1,466	6,919
Mesa Laboratories, Inc.	119	27,381
Methode Electronics, Inc.	1,288	36,141
MTS Systems Corp.	639	34,059
Napco Security Technologies, Inc.*	422	9,069
nLight, Inc.*	808	17,283
Novanta, Inc.*	1,172	95,788
OSI Systems, Inc.*	600	52,110
PAR Technology Corp.*	407	10,977
Park Electrochemical Corp.	686	11,930
PC Connection, Inc.	413	16,619
Plexus Corp.*	1,117	68,986
Rogers Corp.*	658	102,154
Sanmina Corp.*	2,425	77,454
ScanSource, Inc.*	901	33,833
SYNNEX Corp.	1,490	146,199
Tech Data Corp.*	1,367	139,735
TTM Technologies, Inc.*	3,358	40,699
Vishay Intertechnology, Inc.	4,741	103,923
Vishay Precision Group, Inc.*	370	12,898
		1,942,815
Energy - 0.0%(d)
Eclipse Resources Corp.*	3,153	3,689

Energy Equipment & Services - 0.9%
Archrock, Inc.	4,552	44,428
Basic Energy Services, Inc.*	687	3,318
Bristow Group, Inc.*	1,173	1,384
C&J Energy Services, Inc.*	2,271	39,220
Cactus, Inc., Class A*	1,361	49,350
CARBO Ceramics, Inc.*(c)	737	3,007
Covia Holdings Corp.*(c)	1,113	5,298
Dawson Geophysical Co.*	754	2,722
Diamond Offshore Drilling, Inc.*	2,315	22,108

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Dril-Quip, Inc.*	1,280	54,541
Era Group, Inc.*	725	8,352
Exterran Corp.*	1,161	19,818
Forum Energy Technologies, Inc.*	2,899	16,901
Frank’s International NV*	2,620	16,401
FTS International, Inc.*	1,164	11,978
Helix Energy Solutions Group, Inc.*	5,033	37,244
Independence Contract Drilling, Inc.*	1,743	5,403
ION Geophysical Corp.*	378	4,974
Keane Group, Inc.*	1,860	20,497
Key Energy Services, Inc.*	369	945
KLX Energy Services Holdings, Inc.*	720	18,979
Liberty Oilfield Services, Inc., Class A(c)	1,584	25,946
Mammoth Energy Services, Inc.	447	10,277
Matrix Service Co.*	947	19,783
McDermott International, Inc.*	6,422	54,459
Natural Gas Services Group, Inc.*	446	8,242
NCS Multistage Holdings, Inc.*	350	1,928
Newpark Resources, Inc.*	3,191	28,208
Nine Energy Service, Inc.*	532	13,949
Noble Corp. plc*	8,825	26,563
Nuverra Environmental Solutions, Inc.*	47	483
Oceaneering International, Inc.*	3,536	54,631
Oil States International, Inc.*	2,132	36,542
PHI, Inc. (Non-Voting)*(c)	423	1,316
Pioneer Energy Services Corp.*	2,731	4,834
Profire Energy, Inc.*	856	1,601
ProPetro Holding Corp.*	2,537	50,385
Quintana Energy Services, Inc.*	221	1,253
RigNet, Inc.*	506	7,833
Rowan Cos. plc, Class A*	4,560	51,574
SEACOR Holdings, Inc.*	613	27,377
SEACOR Marine Holdings, Inc.*	592	8,122
Select Energy Services, Inc., Class A*	1,613	16,259
Smart Sand, Inc.*	796	2,380
Solaris Oilfield Infrastructure, Inc., Class A	958	16,286
Superior Energy Services, Inc.*	5,488	25,684
TETRA Technologies, Inc.*	4,357	10,413
Tidewater, Inc.*	1,012	23,215
Unit Corp.*	1,876	29,172
US Silica Holdings, Inc.(c)	2,804	41,780
		987,363
Entertainment - 0.3%
AMC Entertainment Holdings, Inc., Class A(c)	1,861	26,110
Eros International plc*	1,282	12,320
Glu Mobile, Inc.*	3,994	35,866
IMAX Corp.*	1,921	44,010
Liberty Media Corp.-Liberty Braves, Class A*	356	9,883
Liberty Media Corp.-Liberty Braves, Class C*	1,274	35,468
LiveXLive Media, Inc.*(c)	1,056	6,283
Marcus Corp. (The)	687	29,122
Reading International, Inc., Class A*	599	9,650
Rosetta Stone, Inc.*	707	11,390
World Wrestling Entertainment, Inc., Class A	1,540	128,898
		349,000
Equity Real Estate Investment Trusts (REITs) - 4.4%
Acadia Realty Trust	2,884	82,165
Agree Realty Corp.	1,202	79,007
Alexander & Baldwin, Inc.*	2,446	56,087
Alexander’s, Inc.	74	28,247
American Assets Trust, Inc.	1,377	59,817
Americold Realty Trust	3,091	88,866
Armada Hoffler Properties, Inc.	1,766	27,020
Ashford Hospitality Trust, Inc.	3,112	16,680
Bluerock Residential Growth REIT, Inc.	852	9,031
Braemar Hotels & Resorts, Inc.	1,046	13,619
BRT Apartments Corp.	323	4,296
CareTrust REIT, Inc.	2,980	66,573
CatchMark Timber Trust, Inc., Class A	1,755	16,760
CBL & Associates Properties, Inc.(c)	6,062	12,973
Cedar Realty Trust, Inc.	3,167	11,021
Chatham Lodging Trust	1,642	32,807
Chesapeake Lodging Trust	2,127	64,065
City Office REIT, Inc.	1,388	15,268
Clipper Realty, Inc.	532	7,001
Community Healthcare Trust, Inc.	623	22,235
CoreCivic, Inc.	4,249	89,994
CorEnergy Infrastructure Trust, Inc.	425	15,484
CorePoint Lodging, Inc.	1,479	20,662
Cousins Properties, Inc.	15,050	143,276
DiamondRock Hospitality Co.	7,417	79,288
Easterly Government Properties, Inc.	2,168	38,981
EastGroup Properties, Inc.	1,262	133,343
Essential Properties Realty Trust, Inc.	1,272	21,586
Farmland Partners, Inc.(c)	1,079	5,546
First Industrial Realty Trust, Inc.	4,458	149,432
Four Corners Property Trust, Inc.	2,425	66,421
Franklin Street Properties Corp.	3,728	26,991
Front Yard Residential Corp.	1,763	19,622
GEO Group, Inc. (The)	4,303	97,764
Getty Realty Corp.	1,172	38,617
Gladstone Commercial Corp.	1,025	21,156
Gladstone Land Corp.	465	5,682
Global Medical REIT, Inc.	679	6,994
Global Net Lease, Inc.	2,599	46,366
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,847	45,473
Healthcare Realty Trust, Inc.	4,438	140,463
Hersha Hospitality Trust	1,273	23,996
Independence Realty Trust, Inc.	3,120	32,323
Industrial Logistics Properties Trust	2,311	48,208
InfraREIT, Inc.	1,583	33,797
Innovative Industrial Properties, Inc.	332	26,225
Investors Real Estate Trust	429	25,903
iStar, Inc.	2,329	20,379
Jernigan Capital, Inc.	643	13,792
Kite Realty Group Trust	2,964	46,653
Lexington Realty Trust	7,591	70,520
LTC Properties, Inc.	1,406	62,455
Mack-Cali Realty Corp.	3,237	68,009

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
MedEquities Realty Trust, Inc.	1,022	10,884
Monmouth Real Estate Investment Corp.	3,121	41,384
National Health Investors, Inc.	1,463	114,158
National Storage Affiliates Trust	2,024	57,320
New Senior Investment Group, Inc.	2,671	13,782
NexPoint Residential Trust, Inc.	658	23,649
NorthStar Realty Europe Corp.	1,597	28,650
Office Properties Income Trust	1,705	52,020
One Liberty Properties, Inc.	535	15,419
Pebblebrook Hotel Trust	4,881	156,241
Pennsylvania REIT(c)	2,462	15,141
Physicians Realty Trust	6,537	118,124
Piedmont Office Realty Trust, Inc., Class A	4,584	93,835
PotlatchDeltic Corp.	2,160	77,738
Preferred Apartment Communities, Inc., Class A	1,428	21,763
PS Business Parks, Inc.	711	104,638
QTS Realty Trust, Inc., Class A	1,820	75,949
Retail Opportunity Investments Corp.	4,017	68,972
Rexford Industrial Realty, Inc.	3,301	113,158
RLJ Lodging Trust	6,219	115,487
RPT Realty	2,840	36,011
Ryman Hospitality Properties, Inc.	1,601	129,665
Sabra Health Care REIT, Inc.	6,368	115,388
Safehold, Inc.	284	5,439
Saul Centers, Inc.	420	23,801
Seritage Growth Properties, Class A(c)	1,168	51,567
Spirit MTA REIT	1,540	11,319
STAG Industrial, Inc.	3,503	96,963
Summit Hotel Properties, Inc.	3,702	42,166
Sunstone Hotel Investors, Inc.	8,168	122,928
Tanger Factory Outlet Centers, Inc.	3,285	70,923
Terreno Realty Corp.	2,082	85,154
Tier REIT, Inc.	1,921	46,584
UMH Properties, Inc.	1,207	16,512
Universal Health Realty Income Trust	461	34,331
Urban Edge Properties	3,910	75,932
Urstadt Biddle Properties, Inc., Class A	1,060	22,175
Washington Prime Group, Inc.	6,686	38,645
Washington REIT	2,866	75,920
Whitestone REIT	1,368	17,798
Xenia Hotels & Resorts, Inc.	4,032	78,745
		4,915,217
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	976	36,073
BJ’s Wholesale Club Holdings, Inc.*	2,603	65,908
Chefs’ Warehouse, Inc. (The)*	778	24,904
Ingles Markets, Inc., Class A	505	15,716
Natural Grocers by Vitamin Cottage, Inc.*	323	4,587
Performance Food Group Co.*	3,646	140,480
PriceSmart, Inc.	786	50,823
Rite Aid Corp.*(c)	37,657	27,866
Smart & Final Stores, Inc.*	826	5,121
SpartanNash Co.	1,273	24,162
United Natural Foods, Inc.*	1,838	27,588
Village Super Market, Inc., Class A	295	9,042
Weis Markets, Inc.	340	17,105
		449,375
Food Products - 0.7%
Alico, Inc.	116	3,510
B&G Foods, Inc.(c)	2,356	58,005
Calavo Growers, Inc.	566	48,184
Cal-Maine Foods, Inc.	1,117	49,260
Darling Ingredients, Inc.*	5,865	128,913
Dean Foods Co.	3,264	13,089
Farmer Brothers Co.*	361	8,610
Fresh Del Monte Produce, Inc.	1,089	30,143
Freshpet, Inc.*	937	38,623
Hostess Brands, Inc.*	3,532	42,878
J&J Snack Foods Corp.	538	83,541
John B Sanfilippo & Son, Inc.	307	21,330
Lancaster Colony Corp.	678	106,290
Landec Corp.*	972	12,480
Limoneira Co.	532	12,449
Sanderson Farms, Inc.	729	83,981
Seneca Foods Corp., Class A*	258	7,616
Simply Good Foods Co. (The)*	2,157	44,132
Tootsie Roll Industries, Inc.(c)	586	21,793
		814,827
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	563	50,676
New Jersey Resources Corp.	3,120	151,008
Northwest Natural Holding Co.	1,022	65,633
ONE Gas, Inc.	1,863	161,056
RGC Resources, Inc.	264	7,276
South Jersey Industries, Inc.	3,073	88,963
Southwest Gas Holdings, Inc.	1,757	143,969
Spire, Inc.	1,761	139,682
		808,263
Health Care Equipment & Supplies - 2.4%
Accuray, Inc.*	2,990	14,412
AngioDynamics, Inc.*	1,308	29,312
Anika Therapeutics, Inc.*	496	16,184
Antares Pharma, Inc.*	5,168	18,553
AtriCure, Inc.*	1,321	42,193
Atrion Corp.	55	43,250
Avanos Medical, Inc.*	1,674	78,812
AxoGen, Inc.*	1,212	22,374
Axonics Modulation Technologies, Inc.*	249	5,294
Cardiovascular Systems, Inc.*	1,210	42,798
Cerus Corp.*	4,750	30,923
CONMED Corp.	902	69,364
CryoLife, Inc.*	1,270	37,567
CryoPort, Inc.*(c)	923	10,615
Cutera, Inc.*	482	8,252
CytoSorbents Corp.*(c)	1,062	8,581
ElectroCore, Inc.*	214	1,870
Endologix, Inc.*	3,668	1,911
FONAR Corp.*	219	4,741
GenMark Diagnostics, Inc.*	1,859	14,296
Glaukos Corp.*	1,221	90,562
Globus Medical, Inc., Class A*	2,598	126,497
Haemonetics Corp.*	1,861	161,665
Helius Medical Technologies, Inc.*(c)	639	4,531
Heska Corp.*	235	19,221
Inogen, Inc.*	640	68,774
Integer Holdings Corp.*	1,116	101,511

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
IntriCon Corp.*	273	7,349
Invacare Corp.	1,180	11,481
iRadimed Corp.*(c)	127	3,175
iRhythm Technologies, Inc.*	864	82,763
Lantheus Holdings, Inc.*	1,327	30,322
LeMaitre Vascular, Inc.	570	17,054
LivaNova plc*	1,742	162,354
Meridian Bioscience, Inc.	1,487	25,383
Merit Medical Systems, Inc.*	1,907	106,277
Natus Medical, Inc.*	1,169	32,299
Neogen Corp.*	1,799	111,466
Neuronetics, Inc.*	228	3,979
Nevro Corp.*	1,040	47,913
Novocure Ltd.*	2,635	141,526
NuVasive, Inc.*	1,836	108,140
Nuvectra Corp.*	615	7,731
OraSure Technologies, Inc.*	2,151	23,123
Orthofix Medical, Inc.*	627	38,310
OrthoPediatrics Corp.*	249	10,236
Oxford Immunotec Global plc*	909	15,171
Pulse Biosciences, Inc.*(c)	377	6,722
Quidel Corp.*	1,222	80,114
Rockwell Medical, Inc.*(c)	1,700	7,905
RTI Surgical, Inc.*	2,036	10,139
SeaSpine Holdings Corp.*	528	8,100
Senseonics Holdings, Inc.*(c)	3,054	9,131
SI-BONE, Inc.*	298	6,175
Sientra, Inc.*	830	9,188
STAAR Surgical Co.*	1,569	57,739
Surmodics, Inc.*	463	27,016
Tactile Systems Technology, Inc.*	627	47,658
Tandem Diabetes Care, Inc.*	1,821	119,403
TransEnterix, Inc.*(c)	5,721	14,245
Utah Medical Products, Inc.	122	10,355
Vapotherm, Inc.*	165	3,208
Varex Imaging Corp.*	1,368	43,010
ViewRay, Inc.*(c)	2,257	19,139
Wright Medical Group NV*	4,450	139,330
		2,678,692
Health Care Providers & Services - 1.2%
AAC Holdings, Inc.*	473	1,206
Addus HomeCare Corp.*	347	23,322
Amedisys, Inc.*	955	118,706
American Renal Associates Holdings, Inc.*	465	5,808
AMN Healthcare Services, Inc.*	1,651	82,567
Apollo Medical Holdings, Inc.*(c)	116	2,267
BioScrip, Inc.*	4,529	14,719
BioTelemetry, Inc.*	1,180	88,170
Brookdale Senior Living, Inc.*	6,688	45,211
Capital Senior Living Corp.*	879	4,395
Civitas Solutions, Inc.*	576	10,230
Community Health Systems, Inc.*	3,067	15,182
CorVel Corp.*	325	21,872
Cross Country Healthcare, Inc.*	1,266	11,065
Diplomat Pharmacy, Inc.*	2,030	13,093
Ensign Group, Inc. (The)	1,778	87,922
Genesis Healthcare, Inc.*	2,048	2,806
Guardant Health, Inc.*(c)	520	34,653
HealthEquity, Inc.*	1,938	155,970
LHC Group, Inc.*	1,058	116,052
Magellan Health, Inc.*	881	60,005
National HealthCare Corp.	434	35,332
National Research Corp.	394	15,338
Owens & Minor, Inc.	2,187	13,647
Patterson Cos., Inc.	2,933	66,139
PetIQ, Inc.*	565	17,012
Providence Service Corp. (The)*	400	28,528
Quorum Health Corp.*	1,050	2,930
R1 RCM, Inc.*	3,682	36,415
RadNet, Inc.*	1,417	19,328
Select Medical Holdings Corp.*	3,877	57,457
Surgery Partners, Inc.*	668	8,363
Tenet Healthcare Corp.*	2,993	85,540
Tivity Health, Inc.*	1,430	30,602
Triple-S Management Corp., Class B*	791	20,123
US Physical Therapy, Inc.	446	49,167
		1,401,142
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc.*	6,238	66,871
Castlight Health, Inc., Class B*	2,809	8,961
Computer Programs & Systems, Inc.	411	13,538
Evolent Health, Inc., Class A*	2,439	32,170
HealthStream, Inc.	926	25,743
HMS Holdings Corp.*	2,965	102,174
Inovalon Holdings, Inc., Class A*	2,467	32,416
Inspire Medical Systems, Inc.*	423	26,226
Medidata Solutions, Inc.*	2,067	155,066
NantHealth, Inc.*(c)	731	501
NextGen Healthcare Information Systems LLC*	1,931	33,793
Omnicell, Inc.*	1,387	117,826
Simulations Plus, Inc.	408	8,368
Tabula Rasa HealthCare, Inc.*	635	34,995
Teladoc Health, Inc.*	2,397	154,271
Vocera Communications, Inc.*	1,077	35,692
		848,611
Hotels, Restaurants & Leisure - 2.0%
BBX Capital Corp.	2,349	14,376
Belmond Ltd., Class A*	3,205	79,644
Biglari Holdings, Inc., Class A*	5	3,495
Biglari Holdings, Inc., Class B*	31	4,154
BJ’s Restaurants, Inc.	741	35,449
Bloomin’ Brands, Inc.	2,971	61,440
Bluegreen Vacations Corp.	266	3,482
Boyd Gaming Corp.	2,950	87,792
Brinker International, Inc.	1,382	63,254
Carrols Restaurant Group, Inc.*	1,247	13,330
Century Casinos, Inc.*	967	8,152
Cheesecake Factory, Inc. (The)	1,512	71,518
Churchill Downs, Inc.	1,260	118,188
Chuy’s Holdings, Inc.*	599	13,400
Cracker Barrel Old Country Store, Inc.(c)	686	111,125
Dave & Buster’s Entertainment, Inc.	1,427	73,248
Del Frisco’s Restaurant Group, Inc.*	1,182	10,011
Del Taco Restaurants, Inc.*	1,093	11,302
Denny’s Corp.*	2,185	38,150
Dine Brands Global, Inc.	600	59,520
Drive Shack, Inc.*	2,165	9,548
El Pollo Loco Holdings, Inc.*	767	11,605
Eldorado Resorts, Inc.*	2,355	113,534
Empire Resorts, Inc.*	128	1,742
Fiesta Restaurant Group, Inc.*	852	12,840

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Golden Entertainment, Inc.*	650	11,843
Habit Restaurants, Inc. (The), Class A*	728	8,205
International Speedway Corp., Class A	867	37,498
J Alexander’s Holdings, Inc.*	462	4,218
Jack in the Box, Inc.	975	78,526
Lindblad Expeditions Holdings, Inc.*	765	10,396
Marriott Vacations Worldwide Corp.	1,393	135,596
Monarch Casino & Resort, Inc.*	405	17,759
Nathan’s Famous, Inc.	102	7,250
Noodles & Co.*	504	3,951
Papa John’s International, Inc.(c)	792	34,618
Penn National Gaming, Inc.*	3,936	97,810
Planet Fitness, Inc., Class A*	3,165	186,039
PlayAGS, Inc.*	789	18,770
Potbelly Corp.*	818	6,888
RCI Hospitality Holdings, Inc.	324	7,578
Red Lion Hotels Corp.*	569	4,541
Red Robin Gourmet Burgers, Inc.*	463	14,080
Red Rock Resorts, Inc., Class A	2,487	69,934
Ruth’s Hospitality Group, Inc.	1,035	26,310
Scientific Games Corp.*	1,988	57,771
SeaWorld Entertainment, Inc.*	1,962	53,543
Shake Shack, Inc., Class A*	883	48,689
Speedway Motorsports, Inc.	406	7,170
Texas Roadhouse, Inc.	2,427	153,653
Town Sports International Holdings, Inc.*	519	2,829
Wingstop, Inc.	1,034	68,875
		2,204,639
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	361	7,130
Beazer Homes USA, Inc.*	1,122	13,599
Cavco Industries, Inc.*	305	42,221
Century Communities, Inc.*	934	21,323
Ethan Allen Interiors, Inc.	853	17,128
Flexsteel Industries, Inc.	261	6,496
GoPro, Inc., Class A*(c)	4,112	23,973
Green Brick Partners, Inc.*	876	7,805
Hamilton Beach Brands Holding Co., Class A	230	5,582
Helen of Troy Ltd.*	947	106,168
Hooker Furniture Corp.	414	13,000
Hovnanian Enterprises, Inc., Class A*	4,343	2,941
Installed Building Products, Inc.*	789	34,416
iRobot Corp.*(c)	963	120,433
KB Home	3,071	70,050
La-Z-Boy, Inc.	1,670	57,465
LGI Homes, Inc.*	659	38,947
Lifetime Brands, Inc.	423	4,425
Lovesac Co. (The)*(c)	204	6,175
M/I Homes, Inc.*	969	25,233
MDC Holdings, Inc.	1,767	50,952
Meritage Homes Corp.*	1,366	59,899
New Home Co., Inc. (The)*	463	2,537
Purple Innovation, Inc.*(c)	156	878
Roku, Inc.*	1,554	103,015
Skyline Champion Corp.	1,034	20,535
Sonos, Inc.*(c)	573	5,919
Taylor Morrison Home Corp., Class A*	4,186	70,199
TopBuild Corp.*	1,267	75,386
TRI Pointe Group, Inc.*	5,069	63,869
Tupperware Brands Corp.	1,744	52,512
Turtle Beach Corp.*(c)	280	4,309
Universal Electronics, Inc.*	484	16,161
Vuzix Corp.*(c)	844	2,768
William Lyon Homes, Class A*	1,144	16,188
ZAGG, Inc.*	976	11,322
		1,180,959
Household Products - 0.1%
Central Garden & Pet Co.*	371	11,605
Central Garden & Pet Co., Class A*	1,450	40,382
Oil-Dri Corp. of America	178	5,189
WD-40 Co.	487	87,158
		144,334
Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp.*	3,885	10,450
Clearway Energy, Inc., Class A	1,247	18,406
Clearway Energy, Inc., Class C	2,636	39,513
Ormat Technologies, Inc.	1,425	79,558
Pattern Energy Group, Inc., Class A	2,893	60,348
TerraForm Power, Inc., Class A	2,619	32,764
		241,039
Industrial Conglomerates - 0.0%(d)
Raven Industries, Inc.	1,286	51,337

Insurance - 1.8%
Ambac Financial Group, Inc.*	1,622	32,067
American Equity Investment Life Holding Co.	3,205	101,438
AMERISAFE, Inc.	683	43,104
Argo Group International Holdings Ltd.	1,162	80,771
Citizens, Inc.*(c)	1,771	12,096
CNO Financial Group, Inc.	5,881	100,153
Crawford & Co., Class B	421	4,328
Donegal Group, Inc., Class A	334	4,499
eHealth, Inc.*	670	35,785
EMC Insurance Group, Inc.	331	10,569
Employers Holdings, Inc.	1,152	47,992
Enstar Group Ltd.*	429	76,534
FBL Financial Group, Inc., Class A	353	24,664
FedNat Holding Co.	408	7,446
Genworth Financial, Inc., Class A*	18,040	69,815
Global Indemnity Ltd.	300	11,574
Goosehead Insurance, Inc., Class A*(c)	349	11,011
Greenlight Capital Re Ltd., Class A*	1,029	11,515
Hallmark Financial Services, Inc.*	465	4,859
HCI Group, Inc.	263	12,140
Health Insurance Innovations, Inc., Class A*(c)	466	17,340
Heritage Insurance Holdings, Inc.	715	10,668
Horace Mann Educators Corp.	1,473	57,727
Independence Holding Co.	166	6,340
Investors Title Co.	53	9,032
James River Group Holdings Ltd.	929	38,173
Kemper Corp.	1,885	156,643
Kingstone Cos., Inc.	333	5,598
Kinsale Capital Group, Inc.	699	46,665

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Maiden Holdings Ltd.	2,441	3,002
MBIA, Inc.*	3,167	31,448
National General Holdings Corp.	2,312	59,673
National Western Life Group, Inc., Class A	81	24,948
Navigators Group, Inc. (The)	743	51,847
NI Holdings, Inc.*	347	5,236
Primerica, Inc.	1,542	192,812
ProAssurance Corp.	1,900	77,140
Protective Insurance Corp., Class B	343	7,241
RLI Corp.	1,404	99,010
Safety Insurance Group, Inc.	521	46,546
Selective Insurance Group, Inc.	2,073	136,735
State Auto Financial Corp.	600	20,202
Stewart Information Services Corp.	836	35,889
Third Point Reinsurance Ltd.*	2,660	28,435
Tiptree, Inc.	950	5,823
Trupanion, Inc.*(c)	901	27,345
United Fire Group, Inc.	749	36,506
United Insurance Holdings Corp.	734	12,023
Universal Insurance Holdings, Inc.	1,133	44,232
		1,996,639
Interactive Media & Services - 0.3%
Care.com, Inc.*	703	17,708
Cargurus, Inc.*	1,791	76,529
Cars.com, Inc.*	2,476	58,285
Liberty TripAdvisor Holdings, Inc., Class A*	2,600	39,234
Meet Group, Inc. (The)*	2,492	14,952
QuinStreet, Inc.*	1,592	21,317
Travelzoo*	166	2,203
TrueCar, Inc.*	3,307	23,943
Yelp, Inc.*	2,904	108,203
		362,374
Internet & Direct Marketing Retail - 0.7%
1-800-Flowers.com, Inc., Class A*	958	17,091
Duluth Holdings, Inc., Class B*(c)	295	7,493
Etsy, Inc.*	4,274	304,608
Gaia, Inc.*	401	4,459
Groupon, Inc.*	15,953	52,166
Lands’ End, Inc.*	376	6,854
Leaf Group Ltd.*	592	4,813
Liberty Expedia Holdings, Inc., Class A*	1,950	86,385
Liquidity Services, Inc.*	938	6,472
Nutrisystem, Inc.	1,060	45,877
Overstock.com, Inc.*(c)	827	16,383
PetMed Express, Inc.(c)	714	16,458
Quotient Technology, Inc.*	2,853	28,616
Remark Holdings, Inc.*	982	2,033
Shutterfly, Inc.*	1,197	53,637
Shutterstock, Inc.	673	31,180
Stamps.com, Inc.*	628	59,026
		743,551
IT Services - 1.4%
Brightcove, Inc.*	1,288	11,425
CACI International, Inc., Class A*	878	160,024
Carbonite, Inc.*	1,152	26,807
Cardtronics plc, Class A*	1,418	41,845
Cass Information Systems, Inc.	513	26,794
CSG Systems International, Inc.	1,189	49,403
Endurance International Group Holdings, Inc.*	2,512	17,584
Everi Holdings, Inc.*	2,332	17,933
EVERTEC, Inc.	2,182	62,449
Evo Payments, Inc., Class A*	856	22,872
Exela Technologies, Inc.*	1,694	6,742
ExlService Holdings, Inc.*	1,194	73,312
GTT Communications, Inc.*(c)	1,518	47,453
Hackett Group, Inc. (The)	862	14,016
I3 Verticals, Inc., Class A*	280	5,891
Information Services Group, Inc.*	1,224	5,275
Internap Corp.*	868	4,696
Limelight Networks, Inc.*	3,915	11,432
LiveRamp Holdings, Inc.*	2,804	150,715
ManTech International Corp., Class A	945	51,361
MAXIMUS, Inc.	2,286	161,574
MoneyGram International, Inc.*	1,106	2,688
NIC, Inc.	2,302	39,341
Perficient, Inc.*	1,158	33,130
Perspecta, Inc.	5,143	108,517
PFSweb, Inc.*	545	3,412
Presidio, Inc.	1,309	21,769
PRGX Global, Inc.*	752	7,054
Science Applications International Corp.	1,806	134,908
ServiceSource International, Inc.*	2,770	2,578
Sykes Enterprises, Inc.*	1,416	41,899
Travelport Worldwide Ltd.	4,488	70,551
TTEC Holdings, Inc.	505	17,301
Tucows, Inc., Class A*(c)	339	26,283
Unisys Corp.*	1,804	24,372
Virtusa Corp.*	1,021	51,530
		1,554,936
Leisure Products - 0.2%
Acushnet Holdings Corp.	1,240	30,888
American Outdoor Brands Corp.*	1,920	24,096
Callaway Golf Co.	3,360	57,826
Clarus Corp.	748	9,111
Escalade, Inc.	378	4,612
Johnson Outdoors, Inc., Class A	177	11,618
Malibu Boats, Inc., Class A*	731	33,779
Marine Products Corp.	271	3,837
MasterCraft Boat Holdings, Inc.*	659	16,258
Nautilus, Inc.*	1,070	6,987
Sturm Ruger & Co., Inc.	600	34,170
Vista Outdoor, Inc.*	2,045	18,221
YETI Holdings, Inc.*(c)	610	14,634
		266,037
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc.*(c)	936	20,012
Cambrex Corp.*	1,198	49,525
ChromaDex Corp.*(c)	1,378	4,809
Codexis, Inc.*	1,820	39,348
Enzo Biochem, Inc.*	1,576	5,327
Fluidigm Corp.*	937	10,363
Harvard Bioscience, Inc.*	1,308	5,258
Luminex Corp.	1,482	37,761
Medpace Holdings, Inc.*	778	42,751
NanoString Technologies, Inc.*	899	22,898
NeoGenomics, Inc.*	2,313	45,335
Pacific Biosciences of California, Inc.*	4,897	35,797
Quanterix Corp.*	301	7,438

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Syneos Health, Inc.*	2,218	92,646
		419,268
Machinery - 2.5%
Actuant Corp., Class A	2,181	53,325
Alamo Group, Inc.	345	33,134
Albany International Corp., Class A	1,027	79,644
Altra Industrial Motion Corp.	2,146	68,264
Astec Industries, Inc.	808	30,833
Barnes Group, Inc.	1,711	99,358
Blue Bird Corp.*	488	9,077
Briggs & Stratton Corp.	1,485	19,468
Chart Industries, Inc.*	1,100	97,108
CIRCOR International, Inc.*	581	18,319
Columbus McKinnon Corp.	800	29,960
Commercial Vehicle Group, Inc.*	1,078	8,624
DMC Global, Inc.	510	23,960
Douglas Dynamics, Inc.	792	33,407
Eastern Co. (The)	197	5,733
Energy Recovery, Inc.*(c)	1,288	10,330
EnPro Industries, Inc.	730	50,071
ESCO Technologies, Inc.	913	63,170
Evoqua Water Technologies Corp.*	2,706	36,748
Federal Signal Corp.	2,127	52,282
Franklin Electric Co., Inc.	1,658	88,222
FreightCar America, Inc.*	428	3,317
Gencor Industries, Inc.*	315	4,193
Global Brass & Copper Holdings, Inc.	779	26,291
Gorman-Rupp Co. (The)	630	21,300
Graham Corp.	343	7,769
Greenbrier Cos., Inc. (The)	1,133	46,736
Harsco Corp.*	2,880	64,454
Hillenbrand, Inc.	2,249	99,608
Hurco Cos., Inc.	221	9,476
Hyster-Yale Materials Handling, Inc.	371	25,102
John Bean Technologies Corp.	1,119	104,850
Kadant, Inc.	390	34,106
Kennametal, Inc.	2,915	109,866
LB Foster Co., Class A*	358	6,197
Lindsay Corp.	384	35,509
Lydall, Inc.*	608	17,115
Manitex International, Inc.*	522	3,988
Manitowoc Co., Inc. (The)*	1,264	22,739
Meritor, Inc.*	2,909	64,813
Milacron Holdings Corp.*	2,481	34,709
Miller Industries, Inc.	396	13,428
Mueller Industries, Inc.	2,025	66,926
Mueller Water Products, Inc., Class A	5,534	57,775
Navistar International Corp.*	1,760	67,531
NN, Inc.	1,507	14,934
Omega Flex, Inc.	105	7,760
Park-Ohio Holdings Corp.	318	10,109
Proto Labs, Inc.*	972	109,826
RBC Bearings, Inc.*	852	119,408
REV Group, Inc.(c)	1,048	9,264
Rexnord Corp.*	3,742	99,799
Spartan Motors, Inc.	1,222	11,169
SPX Corp.*	1,541	56,031
SPX FLOW, Inc.*	1,511	52,160
Standex International Corp.	456	37,397
Sun Hydraulics Corp.	1,038	49,388
Tennant Co.	638	40,322
Titan International, Inc.	1,801	11,274
TriMas Corp.*	1,639	52,989
Twin Disc, Inc.*	339	5,997
Wabash National Corp.	1,984	29,443
Watts Water Technologies, Inc., Class A	997	80,298
Woodward, Inc.	1,920	184,973
		2,841,376
Marine - 0.1%
Costamare, Inc.	1,745	9,074
Eagle Bulk Shipping, Inc.*	1,709	8,357
Genco Shipping & Trading Ltd.*	349	2,841
Matson, Inc.	1,515	54,707
Safe Bulkers, Inc.*	1,819	2,728
Scorpio Bulkers, Inc.	2,084	8,836
		86,543
Media - 1.0%
Beasley Broadcast Group, Inc., Class A	284	1,167
Boston Omaha Corp., Class A*	179	4,471
Cardlytics, Inc.*	215	3,788
Central European Media Enterprises Ltd., Class A*	3,123	10,962
Clear Channel Outdoor Holdings, Inc., Class A*	1,323	7,250
Daily Journal Corp.*(c)	41	9,225
Emerald Expositions Events, Inc.	888	11,171
Entercom Communications Corp., Class A	4,581	28,219
Entravision Communications Corp., Class A	2,305	9,105
EW Scripps Co. (The), Class A	1,631	34,496
Fluent, Inc.*(c)	1,164	5,948
Gannett Co., Inc.	4,054	47,594
Gray Television, Inc.*	2,860	62,663
Hemisphere Media Group, Inc.*	647	8,993
Liberty Latin America Ltd., Class A*	1,552	30,450
Liberty Latin America Ltd., Class C*	4,067	78,859
Loral Space & Communications, Inc.*	462	18,900
MDC Partners, Inc., Class A*	2,000	6,640
Meredith Corp.	1,412	80,865
MSG Networks, Inc., Class A*	2,118	51,129
National CineMedia, Inc.	2,761	21,370
New Media Investment Group, Inc.	2,130	28,372
New York Times Co. (The), Class A	4,699	154,362
Nexstar Media Group, Inc., Class A	1,602	156,563
Saga Communications, Inc., Class A	134	4,502
Scholastic Corp.	1,016	42,987
Sinclair Broadcast Group, Inc., Class A	2,418	87,290
TechTarget, Inc.*	729	12,087
TEGNA, Inc.	7,757	102,160
Tribune Publishing Co.*	617	7,441
WideOpenWest, Inc.*	1,058	8,697
		1,137,726
Metals & Mining - 0.8%
AK Steel Holding Corp.*(c)	11,271	34,038
Allegheny Technologies, Inc.*	4,491	128,577

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Carpenter Technology Corp.	1,669	78,343
Century Aluminum Co.*	1,787	15,422
Cleveland-Cliffs, Inc.	10,651	118,120
Coeur Mining, Inc.*	6,637	31,725
Commercial Metals Co.	4,165	68,931
Compass Minerals International, Inc.	1,221	63,956
Gold Resource Corp.	1,883	8,831
Haynes International, Inc.	444	15,620
Hecla Mining Co.	16,396	39,350
Kaiser Aluminum Corp.	579	63,389
Materion Corp.	721	41,659
Olympic Steel, Inc.	330	6,409
Ramaco Resources, Inc.*	216	1,151
Ryerson Holding Corp.*	569	4,819
Schnitzer Steel Industries, Inc., Class A	936	22,745
SunCoke Energy, Inc.*	2,325	23,064
Synalloy Corp.	295	4,505
TimkenSteel Corp.*	1,431	17,830
Universal Stainless & Alloy Products, Inc.*	299	5,496
Warrior Met Coal, Inc.	1,546	45,267
Worthington Industries, Inc.	1,501	59,004
		898,251
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AG Mortgage Investment Trust, Inc.	1,003	17,833
Anworth Mortgage Asset Corp.	3,484	14,842
Apollo Commercial Real Estate Finance, Inc.	4,413	80,140
Arbor Realty Trust, Inc.(c)	2,364	30,590
Ares Commercial Real Estate Corp.	958	14,619
ARMOUR Residential REIT, Inc.	1,503	30,135
Blackstone Mortgage Trust, Inc., Class A	3,998	137,851
Capstead Mortgage Corp.	3,239	26,884
Cherry Hill Mortgage Investment Corp.	565	10,475
Colony Credit Real Estate, Inc.	3,008	52,429
Dynex Capital, Inc.	2,067	12,609
Exantas Capital Corp.	1,087	11,794
Granite Point Mortgage Trust, Inc.	1,535	29,196
Great Ajax Corp.	576	7,620
Invesco Mortgage Capital, Inc.	4,020	63,998
KKR Real Estate Finance Trust, Inc.	770	15,685
Ladder Capital Corp.	3,450	63,308
New York Mortgage Trust, Inc.	5,565	33,390
Orchid Island Capital, Inc.(c)	1,875	12,525
PennyMac Mortgage Investment Trust	2,147	43,756
Ready Capital Corp.	631	10,178
Redwood Trust, Inc.	2,942	45,013
TPG RE Finance Trust, Inc.	1,260	25,225
Western Asset Mortgage Capital Corp.	1,674	16,790
		806,885
Multiline Retail - 0.2%
Big Lots, Inc.	1,438	45,340
Dillard’s, Inc., Class A(c)	418	32,829
JC Penney Co., Inc.*(c)	11,236	17,079
Ollie’s Bargain Outlet Holdings, Inc.*	1,776	156,679
		251,927
Multi-Utilities - 0.3%
Avista Corp.	2,345	94,761
Black Hills Corp.	1,919	136,211
NorthWestern Corp.	1,808	123,920
Unitil Corp.	523	28,718
		383,610
Oil, Gas & Consumable Fuels - 1.4%
Abraxas Petroleum Corp.*	5,688	7,110
Adams Resources & Energy, Inc.	75	2,980
Alta Mesa Resources, Inc., Class A*(c)	3,630	937
Approach Resources, Inc.*(c)	1,615	1,515
Arch Coal, Inc., Class A	627	58,411
Ardmore Shipping Corp.*	1,195	6,728
Berry Petroleum Corp.(c)	472	6,009
Bonanza Creek Energy, Inc.*	674	15,482
California Resources Corp.*	1,615	38,195
Callon Petroleum Co.*	8,171	62,508
Carrizo Oil & Gas, Inc.*	3,130	34,367
Clean Energy Fuels Corp.*	4,911	11,246
Cloud Peak Energy, Inc.*	2,653	1,380
CONSOL Energy, Inc.*	1,002	38,026
CVR Energy, Inc.	654	26,513
Delek US Holdings, Inc.	2,919	103,271
Denbury Resources, Inc.*	16,450	31,584
DHT Holdings, Inc.	3,287	14,200
Dorian LPG Ltd.*	994	5,865
Earthstone Energy, Inc., Class A*	675	4,448
Energy Fuels, Inc.*	3,050	9,363
EP Energy Corp., Class A*(c)	1,482	793
Evolution Petroleum Corp.	913	6,455
Frontline Ltd.*	2,751	17,661
GasLog Ltd.	1,457	23,487
Golar LNG Ltd.	3,384	69,846
Goodrich Petroleum Corp.*	318	4,124
Green Plains, Inc.	1,408	21,965
Gulfport Energy Corp.*	6,251	47,883
Halcon Resources Corp.*(c)	4,777	7,166
Hallador Energy Co.	595	3,195
HighPoint Resources Corp.*	3,898	10,096
International Seaways, Inc.*	779	12,963
Isramco, Inc.*	29	3,290
Jagged Peak Energy, Inc.*(c)	2,296	21,743
Laredo Petroleum, Inc.*	5,566	19,091
Lilis Energy, Inc.*	1,595	2,871
Matador Resources Co.*	3,768	70,085
Midstates Petroleum Co., Inc.*	536	4,631
NACCO Industries, Inc., Class A	134	4,900
NextDecade Corp.*(c)	281	1,006
Nordic American Tankers Ltd.	5,020	11,395
Northern Oil and Gas, Inc.*	6,956	16,486
Oasis Petroleum, Inc.*	9,643	53,904
Overseas Shipholding Group, Inc., Class A*	2,043	4,025
Panhandle Oil and Gas, Inc., Class A	565	9,277
Par Pacific Holdings, Inc.*	1,113	18,810
PDC Energy, Inc.*	2,372	87,930
Peabody Energy Corp.	2,804	86,503
Penn Virginia Corp.*	444	23,825
Renewable Energy Group, Inc.*	1,324	35,179

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
REX American Resources Corp.*	197	15,703
Ring Energy, Inc.*	2,045	12,618
Rosehill Resources, Inc.*	82	248
SandRidge Energy, Inc.*	1,097	8,524
Scorpio Tankers, Inc.	1,183	21,779
SemGroup Corp., Class A	2,830	44,544
Ship Finance International Ltd.	2,907	36,018
SilverBow Resources, Inc.*	254	5,715
Southwestern Energy Co.*	21,096	89,236
SRC Energy, Inc.*	8,657	39,822
Talos Energy, Inc.*	724	16,254
Teekay Corp.	2,453	10,057
Teekay Tankers Ltd., Class A	6,843	7,322
Tellurian, Inc.*(c)	3,048	31,272
Ultra Petroleum Corp.*	5,688	3,826
Uranium Energy Corp.*(c)	6,237	7,859
W&T Offshore, Inc.*	3,325	17,323
World Fuel Services Corp.	2,397	66,373
Zion Oil & Gas, Inc.*(c)	1,955	964
		1,616,180
Paper & Forest Products - 0.3%
Boise Cascade Co.	1,389	38,739
Clearwater Paper Corp.*	579	16,559
Louisiana-Pacific Corp.	5,084	128,473
Neenah, Inc.	598	40,413
PH Glatfelter Co.	1,552	20,874
Schweitzer-Mauduit International, Inc.	1,102	42,493
Verso Corp., Class A*	1,233	24,229
		311,780
Personal Products - 0.2%
Edgewell Personal Care Co.*	1,931	85,659
elf Beauty, Inc.*	796	6,328
Inter Parfums, Inc.	622	45,885
Medifast, Inc.	421	53,648
Natural Health Trends Corp.(c)	262	3,333
Nature’s Sunshine Products, Inc.*	304	2,523
Revlon, Inc., Class A*(c)	292	7,794
USANA Health Sciences, Inc.*	452	44,522
		249,692
Pharmaceuticals - 1.3%
Aclaris Therapeutics, Inc.*	1,264	8,191
Aerie Pharmaceuticals, Inc.*	1,270	59,271
Akcea Therapeutics, Inc.*(c)	457	15,552
Akorn, Inc.*	3,340	13,527
Amneal Pharmaceuticals, Inc.*	3,113	42,119
Amphastar Pharmaceuticals, Inc.*	1,270	31,560
Ampio Pharmaceuticals, Inc.*(c)	3,505	2,199
ANI Pharmaceuticals, Inc.*	285	18,750
Aquestive Therapeutics, Inc.*	187	1,505
Aratana Therapeutics, Inc.*	1,657	6,661
Arvinas, Inc.*(c)	276	5,343
Assembly Biosciences, Inc.*	750	16,043
Assertio Therapeutics, Inc.*	2,109	8,731
Clearside Biomedical, Inc.*	1,001	1,451
Collegium Pharmaceutical, Inc.*	1,050	18,470
Corcept Therapeutics, Inc.*	3,494	43,570
Cymabay Therapeutics, Inc.*	2,107	24,884
Dermira, Inc.*	1,245	10,396
Dova Pharmaceuticals, Inc.*(c)	419	3,218
Durect Corp.*	5,612	4,433
Eloxx Pharmaceuticals, Inc.*	804	10,331
Endo International plc*	8,015	88,085
Evolus, Inc.*(c)	335	8,857
Horizon Pharma plc*	6,008	174,292
Innovate Biopharmaceuticals, Inc.*	738	1,535
Innoviva, Inc.*	2,465	38,701
Intersect ENT, Inc.*	1,073	36,471
Intra-Cellular Therapies, Inc.*	1,602	21,819
Kala Pharmaceuticals, Inc.*	564	4,732
Lannett Co., Inc.*(c)	1,065	10,022
Liquidia Technologies, Inc.*	177	3,544
Mallinckrodt plc*	2,947	73,557
Marinus Pharmaceuticals, Inc.*	1,306	4,480
Medicines Co. (The)*	2,463	60,762
Melinta Therapeutics, Inc.*	250	1,333
Menlo Therapeutics, Inc.*	344	2,927
MyoKardia, Inc.*	1,218	54,627
Neos Therapeutics, Inc.*	1,678	3,843
Ocular Therapeutix, Inc.*(c)	1,194	5,313
Odonate Therapeutics, Inc.*(c)	241	3,972
Omeros Corp.*(c)	1,639	23,634
Optinose, Inc.*(c)	688	5,105
Osmotica Pharmaceuticals plc*	349	2,509
Pacira Pharmaceuticals, Inc.*	1,430	58,887
Paratek Pharmaceuticals, Inc.*(c)	1,125	7,290
Phibro Animal Health Corp., Class A	730	21,389
Prestige Consumer Healthcare, Inc.*	1,859	54,394
Reata Pharmaceuticals, Inc., Class A*	667	62,925
resTORbio, Inc.*(c)	276	2,363
Revance Therapeutics, Inc.*	1,174	19,888
scPharmaceuticals, Inc.*	243	792
Sienna Biopharmaceuticals, Inc.*	553	1,410
SIGA Technologies, Inc.*	1,857	12,590
Supernus Pharmaceuticals, Inc.*	1,755	71,674
Teligent, Inc.*(c)	1,475	2,331
Tetraphase Pharmaceuticals, Inc.*	1,891	2,231
TherapeuticsMD, Inc.*(c)	6,537	37,392
Theravance Biopharma, Inc.*	1,551	37,643
Tricida, Inc.*	419	9,692
Verrica Pharmaceuticals, Inc.*	207	2,343
WaVe Life Sciences Ltd.*	629	26,374
Xeris Pharmaceuticals, Inc.*	236	2,362
Zogenix, Inc.*	1,500	79,096
Zomedica Pharmaceuticals Corp.*	1,480	1,524
		1,490,915
Professional Services - 1.0%
Acacia Research Corp.*	1,735	5,292
ASGN, Inc.*	1,818	117,097
Barrett Business Services, Inc.	255	20,028
BG Staffing, Inc.	300	7,485
CBIZ, Inc.*	1,845	38,062
CRA International, Inc.	280	13,989
Exponent, Inc.	1,845	104,482
Forrester Research, Inc.	368	18,473
Franklin Covey Co.*	349	9,081
FTI Consulting, Inc.*	1,361	100,932
GP Strategies Corp.*	442	7,399
Heidrick & Struggles International, Inc.	666	28,711
Huron Consulting Group, Inc.*	790	36,198
ICF International, Inc.	650	49,088
InnerWorkings, Inc.*	1,541	7,474
Insperity, Inc.	1,370	172,990

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Kelly Services, Inc., Class A	1,120	27,026
Kforce, Inc.	826	30,570
Korn Ferry	2,054	100,215
Mistras Group, Inc.*	629	9,926
Navigant Consulting, Inc.	1,511	31,111
Resources Connection, Inc.	1,067	18,534
TriNet Group, Inc.*	1,561	95,674
TrueBlue, Inc.*	1,440	33,149
Upwork, Inc.*(c)	450	10,660
WageWorks, Inc.*	1,418	46,652
Willdan Group, Inc.*	345	13,069
		1,153,367
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA*	353	8,850
American Realty Investors, Inc.*	71	902
Consolidated-Tomoka Land Co.	135	7,978
Cushman & Wakefield plc*	1,683	30,849
Forestar Group, Inc.*	378	6,415
FRP Holdings, Inc.*	254	13,017
Griffin Industrial Realty, Inc.	32	1,089
HFF, Inc., Class A	1,344	60,749
Kennedy-Wilson Holdings, Inc.	4,484	93,178
Marcus & Millichap, Inc.*	695	26,841
Maui Land & Pineapple Co., Inc.*	241	2,750
Newmark Group, Inc., Class A	5,344	49,485
RE/MAX Holdings, Inc., Class A	638	25,029
Redfin Corp.*(c)	2,833	56,575
RMR Group, Inc. (The), Class A	253	18,102
St Joe Co. (The)*	1,247	19,378
Stratus Properties, Inc.*	210	5,103
Tejon Ranch Co.*	749	13,849
Transcontinental Realty Investors, Inc.*	59	1,953
Trinity Place Holdings, Inc.*	626	2,548
		444,640
Road & Rail - 0.3%
ArcBest Corp.	916	31,904
Avis Budget Group, Inc.*	2,389	85,574
Covenant Transportation Group, Inc., Class A*	444	10,128
Daseke, Inc.*	1,471	6,987
Heartland Express, Inc.	1,673	33,611
Hertz Global Holdings, Inc.*	1,963	37,493
Marten Transport Ltd.	1,399	26,091
PAM Transportation Services, Inc.*	74	3,749
Saia, Inc.*	914	60,470
Universal Logistics Holdings, Inc.	299	6,623
US Xpress Enterprises, Inc., Class A*	752	6,580
USA Truck, Inc.*	284	4,885
Werner Enterprises, Inc.	1,686	58,218
YRC Worldwide, Inc.*	1,188	9,112
		381,425
Semiconductors & Semiconductor Equipment - 1.9%
ACM Research, Inc., Class A*(c)	298	3,382
Adesto Technologies Corp.*(c)	885	5,204
Advanced Energy Industries, Inc.*	1,373	69,158
Alpha & Omega Semiconductor Ltd.*	708	7,618
Ambarella, Inc.*	1,110	44,811
Amkor Technology, Inc.*	3,663	32,161
Aquantia Corp.*	768	6,029
Axcelis Technologies, Inc.*	1,146	24,089
AXT, Inc.*	1,365	6,088
Brooks Automation, Inc.	2,487	79,858
Cabot Microelectronics Corp.	1,020	115,362
CEVA, Inc.*	790	21,978
Cirrus Logic, Inc.*	2,150	86,279
Cohu, Inc.	1,417	25,350
Cree, Inc.*	3,604	196,094
Diodes, Inc.*	1,437	57,954
Entegris, Inc.	5,080	179,476
FormFactor, Inc.*	2,645	41,923
Ichor Holdings Ltd.*	810	16,986
Impinj, Inc.*(c)	585	9,787
Inphi Corp.*	1,552	67,077
Integrated Device Technology, Inc.*	4,637	224,106
Kopin Corp.*	2,115	3,236
Lattice Semiconductor Corp.*	4,187	49,407
MACOM Technology Solutions Holdings, Inc.*	1,623	30,983
MaxLinear, Inc.*	2,265	56,942
Nanometrics, Inc.*	813	23,138
NeoPhotonics Corp.*	1,258	10,064
NVE Corp.	173	17,788
PDF Solutions, Inc.*	991	11,803
Photronics, Inc.*	2,375	23,299
Power Integrations, Inc.	1,022	74,667
Rambus, Inc.*	3,812	39,149
Rudolph Technologies, Inc.*	1,125	25,403
Semtech Corp.*	2,330	128,243
Silicon Laboratories, Inc.*	1,536	124,447
SMART Global Holdings, Inc.*	364	10,669
SunPower Corp.*(c)	2,206	14,229
Synaptics, Inc.*	1,242	52,003
Ultra Clean Holdings, Inc.*	1,373	14,622
Veeco Instruments, Inc.*	1,696	19,368
Xperi Corp.	1,754	42,096
		2,092,326
Software - 3.8%
8x8, Inc.*	3,361	66,111
A10 Networks, Inc.*	1,863	13,004
ACI Worldwide, Inc.*	4,104	130,794
Agilysys, Inc.*	556	11,620
Alarm.com Holdings, Inc.*	1,120	73,506
Altair Engineering, Inc., Class A*	893	31,666
Alteryx, Inc., Class A*	1,045	79,744
Amber Road, Inc.*	837	8,236
American Software, Inc., Class A	1,020	11,822
Anaplan, Inc.*	644	24,156
Appfolio, Inc., Class A*	558	40,332
Asure Software, Inc.*(c)	448	2,894
Avalara, Inc.*	313	16,342
Avaya Holdings Corp.*	3,745	58,010
Benefitfocus, Inc.*(c)	803	39,443
Blackbaud, Inc.	1,727	133,393
Blackline, Inc.*	1,317	68,932
Bottomline Technologies DE, Inc.*	1,510	75,319
Box, Inc., Class A*	4,416	89,380
Carbon Black, Inc.*	1,375	17,999
ChannelAdvisor Corp.*	929	12,012
Cision Ltd.*	2,396	31,196
Cloudera, Inc.*	7,177	104,569
CommVault Systems, Inc.*	1,431	96,435
Cornerstone OnDemand, Inc.*	1,944	109,836
Coupa Software, Inc.*	1,953	183,953

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Digimarc Corp.*(c)	400	12,068
Domo, Inc., Class B*(c)	287	9,956
Ebix, Inc.(c)	861	50,170
eGain Corp.*	631	7,156
Ellie Mae, Inc.*	1,242	123,567
Envestnet, Inc.*	1,597	97,433
Everbridge, Inc.*	958	67,740
Five9, Inc.*	2,051	108,785
ForeScout Technologies, Inc.*	1,077	44,739
Fusion Connect, Inc.*(c)	771	1,419
HubSpot, Inc.*	1,326	223,272
Instructure, Inc.*	1,137	53,132
j2 Global, Inc.	1,673	142,222
LivePerson, Inc.*	2,107	58,912
Majesco*	237	1,725
MicroStrategy, Inc., Class A*	337	47,685
Mitek Systems, Inc.*	1,173	12,680
MobileIron, Inc.*	2,661	13,465
Model N, Inc.*	923	15,968
Monotype Imaging Holdings, Inc.	1,458	28,577
New Relic, Inc.*	1,610	170,257
OneSpan, Inc.*	1,129	24,048
Park City Group, Inc.*(c)	478	3,805
Paylocity Holding Corp.*	1,041	91,160
Progress Software Corp.	1,601	58,885
PROS Holdings, Inc.*	1,133	48,266
Q2 Holdings, Inc.*	1,339	92,150
QAD, Inc., Class A	371	16,791
Qualys, Inc.*	1,220	102,029
Rapid7, Inc.*	1,322	60,852
Rimini Street, Inc.*	371	2,026
SailPoint Technologies Holding, Inc.*	2,497	77,007
SecureWorks Corp., Class A*	307	6,812
ShotSpotter, Inc.*	261	13,034
SPS Commerce, Inc.*	614	65,563
SVMK, Inc.*(c)	631	9,572
Telaria, Inc.*	1,574	8,783
Telenav, Inc.*	1,108	6,626
Tenable Holdings, Inc.*	450	14,031
TiVo Corp.	4,322	43,350
Trade Desk, Inc. (The), Class A*	1,192	235,468
Upland Software, Inc.*	564	19,796
Varonis Systems, Inc.*	1,012	57,643
Verint Systems, Inc.*	2,313	123,167
Veritone, Inc.*	304	1,876
VirnetX Holding Corp.*(c)	1,967	11,979
Workiva, Inc.*	1,015	50,192
Yext, Inc.*	2,978	55,331
Zix Corp.*	1,869	16,877
Zscaler, Inc.*(c)	2,174	108,004
		4,246,755
Specialty Retail - 2.0%
Aaron’s, Inc.	2,475	134,368
Abercrombie & Fitch Co., Class A	2,392	52,504
American Eagle Outfitters, Inc.	5,771	117,728
America’s Car-Mart, Inc.*	210	17,136
Asbury Automotive Group, Inc.*	695	49,894
Ascena Retail Group, Inc.*	6,265	13,908
At Home Group, Inc.*	1,606	39,315
Barnes & Noble Education, Inc.*	1,375	9,474
Barnes & Noble, Inc.	2,131	13,425
Bed Bath & Beyond, Inc.	4,815	80,555
Big 5 Sporting Goods Corp.	719	2,898
Boot Barn Holdings, Inc.*	1,000	28,500
Buckle, Inc. (The)(c)	1,032	19,804
Caleres, Inc.	1,506	46,837
Camping World Holdings, Inc., Class A(c)	1,162	14,990
Carvana Co.*(c)	1,160	52,038
Cato Corp. (The), Class A	793	12,482
Chico’s FAS, Inc.	4,448	25,976
Children’s Place, Inc. (The)	569	54,374
Citi Trends, Inc.	429	9,284
Conn’s, Inc.*(c)	702	16,560
Container Store Group, Inc. (The)*(c)	570	3,893
DSW, Inc., Class A	2,456	72,722
Express, Inc.*	2,564	13,333
Five Below, Inc.*	1,954	235,164
Francesca’s Holdings Corp.*	1,250	1,047
GameStop Corp., Class A	3,586	41,956
Genesco, Inc.*	704	33,982
GNC Holdings, Inc., Class A*(c)	2,941	8,764
Group 1 Automotive, Inc.	661	41,101
Guess?, Inc.	2,062	46,168
Haverty Furniture Cos., Inc.	666	16,224
Hibbett Sports, Inc.*	680	12,607
Hudson Ltd., Class A*	1,423	21,203
J. Jill, Inc.*	586	3,487
Kirkland’s, Inc.*	556	6,494
Lithia Motors, Inc., Class A	793	71,584
Lumber Liquidators Holdings, Inc.*(c)	1,016	11,999
MarineMax, Inc.*	726	14,251
Monro, Inc.	1,139	86,917
Murphy USA, Inc.*	1,077	83,758
National Vision Holdings, Inc.*	2,251	75,634
Office Depot, Inc.	19,493	67,641
Party City Holdco, Inc.*	2,027	21,101
Pier 1 Imports, Inc.*	2,927	3,951
Rent-A-Center, Inc.*	1,588	29,553
RH*	713	109,510
RTW RetailWinds, Inc.*	1,047	3,183
Sally Beauty Holdings, Inc.*	4,313	77,936
Shoe Carnival, Inc.	383	14,588
Signet Jewelers Ltd.	1,859	52,256
Sleep Number Corp.*	1,167	50,939
Sonic Automotive, Inc., Class A	856	12,866
Sportsman’s Warehouse Holdings, Inc.*	1,327	8,347
Tailored Brands, Inc.	1,779	23,056
Tile Shop Holdings, Inc.	1,436	9,162
Tilly’s, Inc., Class A	731	8,867
Winmark Corp.	90	15,502
Zumiez, Inc.*	666	16,450
		2,239,246
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*	3,908	55,181
Avid Technology, Inc.*	982	4,665
Cray, Inc.*	1,448	35,519
Diebold Nixdorf, Inc.*(c)	2,728	25,070
Eastman Kodak Co.*(c)	608	1,848
Electronics For Imaging, Inc.*	1,567	42,372
Immersion Corp.*	926	8,316
Stratasys Ltd.*	1,815	51,655
USA Technologies, Inc.*	2,040	8,078
		232,704

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc.*	2,370	60,862
Culp, Inc.	402	7,457
Deckers Outdoor Corp.*	1,044	154,460
Fossil Group, Inc.*	1,632	25,524
G-III Apparel Group Ltd.*	1,554	55,338
Movado Group, Inc.	564	19,757
Oxford Industries, Inc.	599	47,339
Rocky Brands, Inc.	243	7,278
Steven Madden Ltd.	3,112	102,665
Superior Group of Cos., Inc.	324	5,631
Unifi, Inc.*	558	12,343
Vera Bradley, Inc.*	810	7,735
Wolverine World Wide, Inc.	3,304	118,151
		624,540
Thrifts & Mortgage Finance - 1.5%
Axos Financial, Inc.*	2,118	68,369
Bank7 Corp.*	122	1,952
BankFinancial Corp.	472	7,382
Bridgewater Bancshares, Inc.*(c)	830	9,263
BSB Bancorp, Inc.*	301	10,625
Capitol Federal Financial, Inc.	4,611	61,649
Columbia Financial, Inc.*	1,779	28,517
Dime Community Bancshares, Inc.	1,124	22,457
Entegra Financial Corp.*	241	5,791
ESSA Bancorp, Inc.	339	5,421
Essent Group Ltd.*	3,435	148,186
Federal Agricultural Mortgage Corp., Class C	321	26,280
First Defiance Financial Corp.	714	22,091
Flagstar Bancorp, Inc.	1,060	34,620
FS Bancorp, Inc.	135	7,000
Greene County Bancorp, Inc.(c)	110	3,465
Hingham Institution for Savings	50	9,790
Home Bancorp, Inc.	279	9,868
HomeStreet, Inc.*	895	24,970
Impac Mortgage Holdings, Inc.*	353	1,412
Kearny Financial Corp.	3,264	44,358
LendingTree, Inc.*	284	90,582
Luther Burbank Corp.	731	7,646
Malvern Bancorp, Inc.*	271	5,626
Merchants Bancorp	579	12,072
Meridian Bancorp, Inc.	1,718	27,986
Meta Financial Group, Inc.	999	23,327
MGIC Investment Corp.*	12,945	168,026
Mr Cooper Group, Inc.*	2,660	36,309
NMI Holdings, Inc., Class A*	2,251	54,362
Northfield Bancorp, Inc.	1,552	23,140
Northwest Bancshares, Inc.	3,420	63,612
OceanFirst Financial Corp.	1,699	42,815
Oconee Federal Financial Corp.	65	1,755
Ocwen Financial Corp.*	4,205	8,999
OP Bancorp	450	4,086
Oritani Financial Corp.	1,437	25,794
PCSB Financial Corp.	594	12,076
PDL Community Bancorp*(c)	314	4,110
PennyMac Financial Services, Inc.	707	16,487
Provident Bancorp, Inc.*	154	3,547
Provident Financial Services, Inc.	2,219	60,912
Prudential Bancorp, Inc.	319	5,796
Radian Group, Inc.	7,734	157,464
Riverview Bancorp, Inc.	759	5,875
SI Financial Group, Inc.	398	5,870
Southern Missouri Bancorp, Inc.	255	9,226
Sterling Bancorp, Inc.	785	7,921
Territorial Bancorp, Inc.	277	7,784
Timberland Bancorp, Inc.	236	7,222
TrustCo Bank Corp.	3,350	28,374
United Community Financial Corp.	1,735	17,385
United Financial Bancorp, Inc.	1,819	28,249
Walker & Dunlop, Inc.	991	55,298
Washington Federal, Inc.	2,989	91,702
Waterstone Financial, Inc.	914	15,392
Western New England Bancorp, Inc.	941	9,241
WSFS Financial Corp.	1,077	46,613
		1,746,147
Tobacco - 0.1%
22nd Century Group, Inc.*(c)	4,162	10,030
Pyxus International, Inc.*(c)	299	8,070
Turning Point Brands, Inc.	284	11,613
Universal Corp.	884	52,457
Vector Group Ltd.	3,666	42,965
		125,135
Trading Companies & Distributors - 0.8%
Aircastle Ltd.	1,943	38,588
Applied Industrial Technologies, Inc.	1,368	79,535
Beacon Roofing Supply, Inc.*	2,440	88,499
BlueLinx Holdings, Inc.*(c)	317	10,157
BMC Stock Holdings, Inc.*	2,413	46,161
CAI International, Inc.*	616	14,513
DXP Enterprises, Inc.*	569	20,126
EVI Industries, Inc.(c)	135	5,467
Foundation Building Materials, Inc.*	526	5,849
GATX Corp.	1,347	107,086
General Finance Corp.*	396	4,277
GMS, Inc.*	1,164	22,756
H&E Equipment Services, Inc.	1,139	32,792
Herc Holdings, Inc.*	859	37,796
Kaman Corp.	987	60,779
Lawson Products, Inc.*	236	7,450
MRC Global, Inc.*	3,010	50,749
NOW, Inc.*	3,858	55,671
Rush Enterprises, Inc., Class A	1,078	45,190
Rush Enterprises, Inc., Class B	158	6,525
SiteOne Landscape Supply, Inc.*	1,452	77,987
Systemax, Inc.	438	8,874
Textainer Group Holdings Ltd.*	979	10,681
Titan Machinery, Inc.*	674	12,948
Triton International Ltd.	1,848	60,818
Veritiv Corp.*	408	11,787
Willis Lease Finance Corp.*	113	4,753
		927,814
Water Utilities - 0.3%
American States Water Co.	1,308	93,038
AquaVenture Holdings Ltd.*	389	8,605
Artesian Resources Corp., Class A	282	11,066
Cadiz, Inc.*(c)	810	7,962
California Water Service Group	1,717	89,318
Connecticut Water Service, Inc.	429	28,777
Consolidated Water Co. Ltd.	524	6,922
Global Water Resources, Inc.	388	3,690
Middlesex Water Co.	569	33,497
Pure Cycle Corp.*	612	6,206
SJW Group	617	37,742

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
York Water Co. (The)	463	16,876
		343,699
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	1,470	32,884
Gogo, Inc.*(c)	2,069	9,497
NII Holdings, Inc.*	3,178	12,362
Shenandoah Telecommunications Co.	1,670	74,215
Spok Holdings, Inc.	656	9,059
		138,017
TOTAL COMMON STOCKS (Cost $88,475,042)		74,050,990

	Number of Rights

RIGHTS - 0.0%(d)

Biotechnology - 0.0%
Tobira Therapeutics, Inc., CVR*(b)(f)	218	—

Food Products - 0.0%(d)
Schuman, Inc., CVR*(b)(f)	1,259	659

Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc., CVR*(b)(f)	363	—

TOTAL RIGHTS (Cost $—)		659

Shares

SECURITIES LENDING REINVESTMENTS(g) - 1.6%

INVESTMENT COMPANIES - 1.6%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $1,828,256)	1,828,256	1,828,256

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 21.9%

REPURCHASE AGREEMENTS(h) - 21.9%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $24,729,901 (Cost $24,728,185)	24,728,185	24,728,185

Total Investments - 89.1% (Cost $115,031,483)		100,608,090
Other Assets Less Liabilities - 10.9%		12,291,335
Net Assets - 100.0%		112,899,425

*                  Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $21,951,655.

(b)         Security fair valued as of February 28, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2019 amounted to $15,462, which represents approximately 0.01% of net assets of the Fund.

(c)          The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $1,793,449, collateralized in the form of cash with a value of $1,831,539 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $90,095 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from March 28, 2019 – November 15, 2047; a total value of $1,921,634.

(d)         Represents less than 0.05% of net assets.

(e)          Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(f)           Illiquid security.

(g)          The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $1,828,256.

(h)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	115	3/15/2019	USD	$9,053,375	$710,058

Swap Agreements

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
27,917,530	11/6/2019	Bank of America NA	2.61%	Russell 2000® Index	(1,772,328)
5,966,608	11/6/2019	BNP Paribas SA	2.41%	Russell 2000® Index	358,653
9,653,146	11/6/2020	Citibank NA	2.56%	Russell 2000® Index	(3,643,088)
14,085,641	11/6/2019	Credit Suisse International	2.81%	Russell 2000® Index	(693,840)
89,439,174	11/6/2019	Deutsche Bank AG	2.66%	Russell 2000® Index	4,560,841
487,498	11/6/2019	Goldman Sachs International	2.46%	iShares® Russell 2000 ETF	21,582
33,180,673	11/6/2019	Goldman Sachs International	2.66%	Russell 2000® Index	(2,766,881)
1,800,125	11/6/2020	Morgan Stanley & Co. International plc	2.41%	iShares® Russell 2000 ETF	17,236
16,198,343	11/6/2019	Morgan Stanley & Co. International plc	2.61%	Russell 2000® Index	2,200,012
50,275,849	11/6/2019	Societe Generale	2.81%	Russell 2000® Index	6,779,541
6,536,198	11/6/2020	UBS AG	2.51%	Russell 2000® Index	(1,184,454)
255,540,785					3,877,274
				Total Unrealized Appreciation	13,937,865
				Total Unrealized Depreciation	(10,060,591)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 66.3%

Aerospace & Defense - 1.8%
Arconic, Inc.	16,208	299,686
Boeing Co. (The)	19,898	8,754,324
General Dynamics Corp.	10,489	1,785,438
Harris Corp.	4,427	730,145
Huntington Ingalls Industries, Inc.	1,627	340,710
L3 Technologies, Inc.	2,962	627,203
Lockheed Martin Corp.	9,321	2,884,011
Northrop Grumman Corp.	6,535	1,894,889
Raytheon Co.	10,714	1,998,161
Textron, Inc.	9,146	496,628
TransDigm Group, Inc.*	1,824	791,780
United Technologies Corp.	30,571	3,841,857
		24,444,832
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	5,178	467,988
Expeditors International of Washington, Inc.	6,510	487,924
FedEx Corp.	9,125	1,651,625
United Parcel Service, Inc., Class B	26,192	2,886,358
		5,493,895
Airlines - 0.3%
Alaska Air Group, Inc.	4,655	287,214
American Airlines Group, Inc.	15,449	550,448
Delta Air Lines, Inc.	23,502	1,165,229
Southwest Airlines Co.	19,065	1,068,403
United Continental Holdings, Inc.*	8,624	757,273
		3,828,567
Auto Components - 0.1%
Aptiv plc	9,916	824,119
BorgWarner, Inc.	7,847	318,666
		1,142,785
Automobiles - 0.3%
Ford Motor Co.	147,168	1,290,663
General Motors Co.	49,439	1,951,852
Harley-Davidson, Inc.	6,143	228,028
		3,470,543
Banks - 3.8%
Bank of America Corp.	343,916	10,001,077
BB&T Corp.	29,025	1,479,404
Citigroup, Inc.	91,984	5,885,136
Citizens Financial Group, Inc.	17,629	651,215
Comerica, Inc.	6,097	531,110
Fifth Third Bancorp	24,699	681,198
First Republic Bank	6,164	647,097
Huntington Bancshares, Inc.	39,989	576,241
JPMorgan Chase & Co.	125,260	13,072,134
KeyCorp	38,963	688,087
M&T Bank Corp.	5,290	915,487
People’s United Financial, Inc.	14,219	252,529
PNC Financial Services Group, Inc. (The)	17,377	2,189,850
Regions Financial Corp.	38,936	638,550
SunTrust Banks, Inc.	16,931	1,098,314
SVB Financial Group*	2,016	498,275
US Bancorp	57,211	2,957,237
Wells Fargo & Co.	159,584	7,961,646
Zions Bancorp NA	7,247	370,322
		51,094,909
Beverages - 1.2%
Brown-Forman Corp., Class B	6,259	309,758
Coca-Cola Co. (The)	144,300	6,542,562
Constellation Brands, Inc., Class A	6,253	1,057,757
Molson Coors Brewing Co., Class B	7,054	434,950
Monster Beverage Corp.*	15,000	957,450
PepsiCo, Inc.	53,165	6,148,001
		15,450,478
Biotechnology - 1.6%
AbbVie, Inc.	56,663	4,489,976
Alexion Pharmaceuticals, Inc.*	8,398	1,136,501
Amgen, Inc.	24,010	4,563,821
Biogen, Inc.*	7,596	2,491,564
Celgene Corp.*	26,336	2,189,048
Gilead Sciences, Inc.	48,726	3,168,165
Incyte Corp.*	6,650	573,430
Regeneron Pharmaceuticals, Inc.*	2,918	1,256,899
Vertex Pharmaceuticals, Inc.*	9,621	1,815,964
		21,685,368
Building Products - 0.2%
Allegion plc	3,575	321,607
AO Smith Corp.	5,416	281,253
Fortune Brands Home & Security, Inc.	5,332	251,244
Johnson Controls International plc	34,815	1,227,925
Masco Corp.	11,502	432,015
		2,514,044
Capital Markets - 1.8%
Affiliated Managers Group, Inc.	1,992	218,343
Ameriprise Financial, Inc.	5,249	690,926
Bank of New York Mellon Corp. (The)	34,262	1,798,070
BlackRock, Inc.	4,580	2,029,947
Cboe Global Markets, Inc.	4,234	406,083
Charles Schwab Corp. (The)	45,262	2,082,505
CME Group, Inc.	13,478	2,451,783
E*TRADE Financial Corp.	9,570	468,834
Franklin Resources, Inc.	11,210	365,558
Goldman Sachs Group, Inc. (The)	13,027	2,562,411
Intercontinental Exchange, Inc.	21,447	1,654,636
Invesco Ltd.	15,489	299,712
Moody’s Corp.	6,276	1,086,501
Morgan Stanley	49,242	2,067,179
MSCI, Inc.	3,311	611,608
Nasdaq, Inc.	4,317	395,308
Northern Trust Corp.	8,346	777,847
Raymond James Financial, Inc.	4,856	401,008
S&P Global, Inc.	9,456	1,894,699
State Street Corp.	14,303	1,027,957
T. Rowe Price Group, Inc.	9,069	910,800
		24,201,715
Chemicals - 1.3%
Air Products & Chemicals, Inc.	8,275	1,499,264
Albemarle Corp.	3,995	364,703
Celanese Corp.	5,033	514,825
CF Industries Holdings, Inc.	8,698	367,056
DowDuPont, Inc.	86,418	4,600,030
Eastman Chemical Co.	5,277	436,355
Ecolab, Inc.	9,569	1,616,300
FMC Corp.	5,066	453,407
International Flavors & Fragrances, Inc.	3,820	487,050

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Linde plc	20,753	3,595,250
LyondellBasell Industries NV, Class A	11,846	1,013,070
Mosaic Co. (The)	13,354	417,580
PPG Industries, Inc.	9,042	1,012,433
Sherwin-Williams Co. (The)	3,111	1,347,685
		17,725,008
Commercial Services & Supplies - 0.3%
Cintas Corp.	3,257	672,896
Copart, Inc.*	7,752	454,810
Republic Services, Inc.	8,191	642,420
Rollins, Inc.	5,546	219,954
Waste Management, Inc.	14,772	1,495,665
		3,485,745
Communications Equipment - 0.8%
Arista Networks, Inc.*	1,967	561,087
Cisco Systems, Inc.	169,342	8,766,835
F5 Networks, Inc.*	2,286	384,368
Juniper Networks, Inc.	12,998	351,986
Motorola Solutions, Inc.	6,154	880,760
		10,945,036
Construction & Engineering - 0.1%
Fluor Corp.	5,302	199,355
Jacobs Engineering Group, Inc.	4,504	332,305
Quanta Services, Inc.	5,495	195,842
		727,502
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,371	445,274
Vulcan Materials Co.	4,981	555,182
		1,000,456
Consumer Finance - 0.5%
American Express Co.	26,386	2,842,828
Capital One Financial Corp.	17,840	1,491,067
Discover Financial Services	12,652	906,010
Synchrony Financial	24,901	812,021
		6,051,926
Containers & Packaging - 0.2%
Avery Dennison Corp.	3,262	352,427
Ball Corp.	12,782	700,198
International Paper Co.	15,254	698,938
Packaging Corp. of America	3,552	339,536
Sealed Air Corp.	5,908	257,707
Westrock Co.	9,543	356,717
		2,705,523
Distributors - 0.1%
Genuine Parts Co.	5,525	601,010
LKQ Corp.*	11,989	332,095
		933,105
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	7,736	186,824

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B*	73,272	14,749,654
Jefferies Financial Group, Inc.	10,017	203,044
		14,952,698
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	274,136	8,531,113
CenturyLink, Inc.	35,822	472,492
Verizon Communications, Inc.	155,635	8,858,744
		17,862,349
Electric Utilities - 1.3%
Alliant Energy Corp.	8,882	407,417
American Electric Power Co., Inc.	18,572	1,507,118
Duke Energy Corp.	26,852	2,407,550
Edison International	12,269	734,791
Entergy Corp.	6,828	637,257
Evergy, Inc.	9,915	554,348
Eversource Energy	11,935	833,182
Exelon Corp.	36,419	1,769,599
FirstEnergy Corp.	18,300	745,725
NextEra Energy, Inc.	18,007	3,380,274
Pinnacle West Capital Corp.	4,229	396,427
PPL Corp.	27,128	872,708
Southern Co. (The)	38,751	1,925,537
Xcel Energy, Inc.	19,362	1,062,199
		17,234,132
Electrical Equipment - 0.3%
AMETEK, Inc.	8,752	696,484
Eaton Corp. plc	16,323	1,302,086
Emerson Electric Co.	23,590	1,607,659
Rockwell Automation, Inc.	4,549	812,269
		4,418,498
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	11,361	1,067,593
Corning, Inc.	30,146	1,049,383
FLIR Systems, Inc.	5,208	267,952
IPG Photonics Corp.*	1,340	207,740
Keysight Technologies, Inc.*	7,059	595,850
TE Connectivity Ltd.	12,913	1,060,028
		4,248,546
Energy Equipment & Services - 0.4%
Baker Hughes a GE Co.	19,336	510,084
Halliburton Co.	32,988	1,012,402
Helmerich & Payne, Inc.	4,106	222,545
National Oilwell Varco, Inc.	14,437	406,257
Schlumberger Ltd.	52,165	2,298,390
TechnipFMC plc	16,023	357,152
		4,806,830
Entertainment - 1.4%
Activision Blizzard, Inc.	28,743	1,211,230
Electronic Arts, Inc.*	11,373	1,089,306
Netflix, Inc.*	16,424	5,881,435
Take-Two Interactive Software, Inc.*	4,284	373,822
Twenty-First Century Fox, Inc., Class A	39,812	2,007,719
Twenty-First Century Fox, Inc., Class B	18,349	920,386
Viacom, Inc., Class B	13,306	388,801
Walt Disney Co. (The)	56,062	6,326,036
		18,198,735
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	4,045	549,675
American Tower Corp.	16,586	2,921,624
Apartment Investment & Management Co., Class A	5,682	278,020
AvalonBay Communities, Inc.	5,203	1,012,660
Boston Properties, Inc.	5,811	771,062
Crown Castle International Corp.	15,624	1,855,350
Digital Realty Trust, Inc.	7,766	878,490
Duke Realty Corp.	13,500	399,195
Equinix, Inc.	3,030	1,283,205
Equity Residential	13,882	1,022,965
Essex Property Trust, Inc.	2,482	694,563
Extra Space Storage, Inc.	4,761	456,770

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Federal Realty Investment Trust	2,794	373,250
HCP, Inc.	17,988	553,491
Host Hotels & Resorts, Inc.	27,949	548,080
Iron Mountain, Inc.	10,778	381,757
Kimco Realty Corp.	15,868	279,118
Macerich Co. (The)	3,978	173,441
Mid-America Apartment Communities, Inc.	4,283	443,633
Prologis, Inc.	23,706	1,660,842
Public Storage	5,650	1,194,918
Realty Income Corp.	11,113	768,575
Regency Centers Corp.	6,383	416,491
SBA Communications Corp.*	4,279	772,616
Simon Property Group, Inc.	11,656	2,111,601
SL Green Realty Corp.	3,204	290,667
UDR, Inc.	10,374	460,813
Ventas, Inc.	13,425	842,419
Vornado Realty Trust	6,516	438,592
Welltower, Inc.	14,146	1,051,189
Weyerhaeuser Co.	28,218	702,346
		25,587,418
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	16,510	3,611,397
Kroger Co. (The)	30,053	881,455
Sysco Corp.	18,017	1,217,048
Walgreens Boots Alliance, Inc.	30,285	2,155,989
Walmart, Inc.	53,623	5,308,141
		13,174,030
Food Products - 0.7%
Archer-Daniels-Midland Co.	21,113	897,302
Campbell Soup Co.	7,267	261,757
Conagra Brands, Inc.	18,293	427,507
General Mills, Inc.	22,463	1,058,681
Hershey Co. (The)	5,285	584,944
Hormel Foods Corp.	10,263	445,004
JM Smucker Co. (The)	4,280	453,295
Kellogg Co.	9,537	536,552
Kraft Heinz Co. (The)	23,421	777,343
Lamb Weston Holdings, Inc.	5,512	382,037
McCormick & Co., Inc. (Non-Voting)	4,593	624,556
Mondelez International, Inc., Class A	54,764	2,582,670
Tyson Foods, Inc., Class A	11,112	685,166
		9,716,814
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	4,396	434,545

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	66,148	5,134,408
ABIOMED, Inc.*	1,690	565,305
Align Technology, Inc.*	2,750	712,167
Baxter International, Inc.	18,644	1,393,266
Becton Dickinson and Co.	10,107	2,514,521
Boston Scientific Corp.*	52,125	2,091,255
Cooper Cos., Inc. (The)	1,849	528,795
Danaher Corp.	23,239	2,951,818
DENTSPLY SIRONA, Inc.	8,376	349,782
Edwards Lifesciences Corp.*	7,878	1,333,667
Hologic, Inc.*	10,153	478,714
IDEXX Laboratories, Inc.*	3,243	684,370
Intuitive Surgical, Inc.*	4,298	2,353,628
Medtronic plc	50,587	4,578,123
ResMed, Inc.	5,376	550,664
Stryker Corp.	11,708	2,207,075
Teleflex, Inc.	1,725	499,974
Varian Medical Systems, Inc.*	3,436	461,661
Zimmer Biomet Holdings, Inc.	7,676	952,745
		30,341,938
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	5,904	491,803
Anthem, Inc.	9,746	2,930,915
Cardinal Health, Inc.	11,224	609,912
Centene Corp.*	15,464	941,603
Cigna Corp.	14,337	2,500,946
Covetrus, Inc.*	7	250
CVS Health Corp.	48,709	2,816,841
DaVita, Inc.*	4,746	270,047
HCA Healthcare, Inc.	10,114	1,406,251
Henry Schein, Inc.*	5,751	341,034
Humana, Inc.	5,165	1,472,232
Laboratory Corp. of America Holdings*	3,804	563,905
McKesson Corp.	7,353	935,008
Quest Diagnostics, Inc.	5,120	443,136
UnitedHealth Group, Inc.	36,241	8,778,295
Universal Health Services, Inc., Class B	3,203	444,673
WellCare Health Plans, Inc.*	1,884	477,745
		25,424,596
Health Care Technology - 0.1%
Cerner Corp.*	12,417	694,731

Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	15,091	871,656
Chipotle Mexican Grill, Inc.*	934	567,433
Darden Restaurants, Inc.	4,671	523,666
Hilton Worldwide Holdings, Inc.	11,169	928,144
Marriott International, Inc., Class A	10,660	1,335,378
McDonald’s Corp.	29,037	5,338,162
MGM Resorts International	18,860	504,505
Norwegian Cruise Line Holdings Ltd.*	8,288	460,233
Royal Caribbean Cruises Ltd.	6,461	765,499
Starbucks Corp.	46,736	3,283,671
Wynn Resorts Ltd.	3,681	465,794
Yum! Brands, Inc.	11,757	1,111,037
		16,155,178
Household Durables - 0.2%
DR Horton, Inc.	12,895	501,487
Garmin Ltd.	4,555	382,483
Leggett & Platt, Inc.	4,915	223,239
Lennar Corp., Class A	11,013	528,404
Mohawk Industries, Inc.*	2,385	324,646
Newell Brands, Inc.	16,184	262,666
PulteGroup, Inc.	9,735	262,845
Whirlpool Corp.	2,415	341,747
		2,827,517
Household Products - 1.1%
Church & Dwight Co., Inc.	9,271	610,032
Clorox Co. (The)	4,807	759,650
Colgate-Palmolive Co.	32,663	2,151,512
Kimberly-Clark Corp.	13,042	1,523,697
Procter & Gamble Co. (The)	93,839	9,247,833
		14,292,724

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	24,944	429,785
NRG Energy, Inc.	10,928	455,479
		885,264
Industrial Conglomerates - 1.0%
3M Co.	21,929	4,547,855
General Electric Co.	327,620	3,403,972
Honeywell International, Inc.	27,885	4,296,242
Roper Technologies, Inc.	3,907	1,264,501
		13,512,570
Insurance - 1.6%
Aflac, Inc.	28,675	1,409,089
Allstate Corp. (The)	12,970	1,224,109
American International Group, Inc.	33,328	1,439,770
Aon plc	9,077	1,556,978
Arthur J Gallagher & Co.	6,913	554,976
Assurant, Inc.	1,970	202,890
Brighthouse Financial, Inc.*	4,465	172,885
Chubb Ltd.	17,352	2,323,433
Cincinnati Financial Corp.	5,706	495,395
Everest Re Group Ltd.	1,533	346,627
Hartford Financial Services Group, Inc. (The)	13,517	667,199
Lincoln National Corp.	8,042	502,786
Loews Corp.	10,411	495,772
Marsh & McLennan Cos., Inc.	18,973	1,764,868
MetLife, Inc.	37,169	1,679,667
Principal Financial Group, Inc.	9,910	521,662
Progressive Corp. (The)	21,962	1,601,030
Prudential Financial, Inc.	15,553	1,490,755
Torchmark Corp.	3,874	319,837
Travelers Cos., Inc. (The)	9,973	1,325,511
Unum Group	8,243	307,958
Willis Towers Watson plc	4,896	842,210
		21,245,407
Interactive Media & Services - 3.1%
Alphabet, Inc., Class A*	11,266	12,691,712
Alphabet, Inc., Class C*	11,590	12,979,873
Facebook, Inc., Class A*	90,490	14,609,611
TripAdvisor, Inc.*	3,865	205,502
Twitter, Inc.*	27,241	838,478
		41,325,176
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc.*	15,465	25,359,971
Booking Holdings, Inc.*	1,735	2,944,364
eBay, Inc.	34,082	1,266,146
Expedia Group, Inc.	4,460	549,963
		30,120,444
IT Services - 3.3%
Accenture plc, Class A	24,018	3,876,025
Akamai Technologies, Inc.*	6,145	428,061
Alliance Data Systems Corp.	1,756	303,788
Automatic Data Processing, Inc.	16,491	2,523,618
Broadridge Financial Solutions, Inc.	4,394	444,892
Cognizant Technology Solutions Corp., Class A	21,801	1,547,435
DXC Technology Co.	10,559	695,416
Fidelity National Information Services, Inc.	12,336	1,334,138
Fiserv, Inc.*	15,014	1,271,536
FleetCor Technologies, Inc.*	3,338	778,688
Gartner, Inc.*	3,427	487,662
Global Payments, Inc.	5,960	777,065
International Business Machines Corp.	34,230	4,728,190
Jack Henry & Associates, Inc.	2,905	385,290
Mastercard, Inc., Class A	34,223	7,692,304
Paychex, Inc.	12,044	927,629
PayPal Holdings, Inc.*	44,386	4,352,935
Total System Services, Inc.	6,322	596,797
VeriSign, Inc.*	4,002	712,516
Visa, Inc., Class A	66,181	9,802,730
Western Union Co. (The)	16,675	297,982
		43,964,697
Leisure Products - 0.0%(b)
Hasbro, Inc.	4,379	371,777
Mattel, Inc.*(c)	12,998	187,431
		559,208
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	12,011	954,154
Illumina, Inc.*	5,534	1,730,869
IQVIA Holdings, Inc.*	5,969	836,257
Mettler-Toledo International, Inc.*	934	635,970
PerkinElmer, Inc.	4,195	395,001
Thermo Fisher Scientific, Inc.	15,159	3,934,822
Waters Corp.*	2,846	689,358
		9,176,431
Machinery - 1.1%
Caterpillar, Inc.	22,222	3,051,969
Cummins, Inc.	5,563	857,203
Deere & Co.	12,112	1,986,852
Dover Corp.	5,507	498,549
Flowserve Corp.	4,933	219,075
Fortive Corp.	11,063	902,409
Illinois Tool Works, Inc.	11,495	1,656,200
Ingersoll-Rand plc	9,248	976,219
PACCAR, Inc.	13,169	892,858
Parker-Hannifin Corp.	4,993	879,567
Pentair plc	6,017	255,963
Snap-on, Inc.	2,090	334,400
Stanley Black & Decker, Inc.	5,695	754,189
Wabtec Corp.	5,031	368,558
Xylem, Inc.	6,771	511,549
		14,145,560
Media - 0.9%
CBS Corp. (Non-Voting), Class B	12,681	636,713
Charter Communications, Inc., Class A*	6,635	2,288,478
Comcast Corp., Class A	171,008	6,612,879
Discovery, Inc., Class A*	5,901	170,539
Discovery, Inc., Class C*	13,578	370,000
DISH Network Corp., Class A*	8,639	280,854
Interpublic Group of Cos., Inc. (The)	14,473	333,313
News Corp., Class A	14,508	188,894
News Corp., Class B	4,657	61,985
Omnicom Group, Inc.	8,435	638,530
		11,582,185
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	54,569	703,940
Newmont Mining Corp.	20,061	684,481
Nucor Corp.	11,819	715,877
		2,104,298
Multiline Retail - 0.3%
Dollar General Corp.	9,896	1,172,280

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Dollar Tree, Inc.*	8,965	863,602
Kohl’s Corp.	6,215	419,699
Macy’s, Inc.	11,582	287,118
Nordstrom, Inc.	4,281	202,406
Target Corp.	19,650	1,427,376
		4,372,481
Multi-Utilities - 0.7%
Ameren Corp.	9,196	655,123
CenterPoint Energy, Inc.	18,875	568,892
CMS Energy Corp.	10,664	580,122
Consolidated Edison, Inc.	11,743	968,210
Dominion Energy, Inc.	28,785	2,132,681
DTE Energy Co.	6,860	847,622
NiSource, Inc.	13,677	369,005
Public Service Enterprise Group, Inc.	19,043	1,119,919
Sempra Energy	10,300	1,240,532
WEC Energy Group, Inc.	11,880	906,206
		9,388,312
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	18,996	826,326
Apache Corp.	14,304	474,607
Cabot Oil & Gas Corp.	16,237	399,755
Chevron Corp.	71,976	8,606,890
Cimarex Energy Co.	3,595	258,516
Concho Resources, Inc.	7,546	830,060
ConocoPhillips	43,367	2,942,451
Devon Energy Corp.	17,640	520,556
Diamondback Energy, Inc.	5,802	597,200
EOG Resources, Inc.	21,837	2,052,678
Exxon Mobil Corp.	159,475	12,603,309
Hess Corp.	9,377	542,460
HollyFrontier Corp.	6,005	307,456
Kinder Morgan, Inc.	71,489	1,369,729
Marathon Oil Corp.	31,312	519,779
Marathon Petroleum Corp.	26,016	1,613,252
Noble Energy, Inc.	18,065	400,140
Occidental Petroleum Corp.	28,446	1,881,703
ONEOK, Inc.	15,490	995,387
Phillips 66	15,980	1,539,833
Pioneer Natural Resources Co.	6,424	905,463
Valero Energy Corp.	15,983	1,303,574
Williams Cos., Inc. (The)	45,604	1,217,171
		42,708,295
Personal Products - 0.1%
Coty, Inc., Class A*	16,969	186,659
Estee Lauder Cos., Inc. (The), Class A	8,285	1,300,248
		1,486,907
Pharmaceuticals - 3.3%
Allergan plc	11,942	1,644,533
Bristol-Myers Squibb Co.	61,480	3,176,057
Eli Lilly & Co.(c)	35,518	4,485,568
Johnson & Johnson	101,025	13,804,056
Merck & Co., Inc.	97,946	7,962,030
Mylan NV*	19,424	512,599
Nektar Therapeutics*	6,513	264,037
Perrigo Co. plc	4,702	228,988
Pfizer, Inc.	217,721	9,438,205
Zoetis, Inc.	18,091	1,704,715
		43,220,788
Professional Services - 0.2%
Equifax, Inc.	4,545	497,723
IHS Markit Ltd.*	13,515	718,592
Nielsen Holdings plc	13,368	350,242
Robert Half International, Inc.	4,581	312,378
Verisk Analytics, Inc.*	6,195	783,234
		2,662,169
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	11,941	594,184

Road & Rail - 0.7%
CSX Corp.	30,219	2,196,015
JB Hunt Transport Services, Inc.	3,283	353,480
Kansas City Southern	3,837	416,852
Norfolk Southern Corp.	10,251	1,838,004
Union Pacific Corp.	27,744	4,652,669
		9,457,020
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc.*	33,127	779,478
Analog Devices, Inc.	13,952	1,492,306
Applied Materials, Inc.	37,033	1,419,845
Broadcom, Inc.	15,571	4,287,631
Intel Corp.	171,904	9,104,036
KLA-Tencor Corp.	6,217	718,001
Lam Research Corp.	5,838	1,028,013
Maxim Integrated Products, Inc.	10,435	567,977
Microchip Technology, Inc.	8,906	773,664
Micron Technology, Inc.*	42,191	1,724,768
NVIDIA Corp.	22,971	3,543,507
Qorvo, Inc.*	4,699	329,588
QUALCOMM, Inc.	45,649	2,437,200
Skyworks Solutions, Inc.	6,686	545,979
Texas Instruments, Inc.	36,181	3,827,226
Xilinx, Inc.	9,526	1,193,608
		33,772,827
Software - 4.2%
Adobe, Inc.*	18,391	4,827,637
ANSYS, Inc.*	3,158	559,787
Autodesk, Inc.*	8,253	1,345,321
Cadence Design Systems, Inc.*	10,620	607,995
Citrix Systems, Inc.	4,818	508,299
Fortinet, Inc.*	5,449	472,919
Intuit, Inc.	9,782	2,417,426
Microsoft Corp.	291,113	32,613,389
Oracle Corp.	95,975	5,003,177
Red Hat, Inc.*	6,655	1,215,203
salesforce.com, Inc.*	28,821	4,716,557
Symantec Corp.	24,061	541,132
Synopsys, Inc.*	5,622	571,645
		55,400,487
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	2,755	445,704
AutoZone, Inc.*	941	883,571
Best Buy Co., Inc.	8,812	606,618
CarMax, Inc.*	6,571	408,059
Foot Locker, Inc.	4,322	257,245
Gap, Inc. (The)	8,041	204,241
Home Depot, Inc. (The)	42,549	7,877,522
L Brands, Inc.	8,604	224,909
Lowe’s Cos., Inc.	30,246	3,178,552
O’Reilly Automotive, Inc.*	3,019	1,122,947
Ross Stores, Inc.	14,056	1,332,931
Tiffany & Co.	4,083	388,048
TJX Cos., Inc. (The)	46,613	2,390,781
Tractor Supply Co.	4,605	439,087

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Ulta Beauty, Inc.*	2,113	660,291
		20,420,506
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	169,802	29,401,216
Hewlett Packard Enterprise Co.	53,600	877,968
HP, Inc.	59,604	1,175,987
NetApp, Inc.	9,496	619,139
Seagate Technology plc	9,818	457,126
Western Digital Corp.	10,908	548,673
Xerox Corp.	7,808	241,267
		33,321,376
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd.*	5,661	258,142
Hanesbrands, Inc.	13,597	252,768
NIKE, Inc., Class B	47,950	4,110,753
PVH Corp.	2,846	326,835
Ralph Lauren Corp.	2,051	256,724
Tapestry, Inc.	10,923	381,650
Under Armour, Inc., Class A*	7,067	159,361
Under Armour, Inc., Class C*	7,254	145,660
VF Corp.	12,251	1,070,247
		6,962,140
Tobacco - 0.7%
Altria Group, Inc.	70,776	3,709,370
Philip Morris International, Inc.	58,560	5,091,207
		8,800,577
Trading Companies & Distributors - 0.1%
Fastenal Co.	10,812	680,507
United Rentals, Inc.*	3,059	411,711
WW Grainger, Inc.	1,711	521,462
		1,613,680
Water Utilities - 0.1%
American Water Works Co., Inc.	6,806	691,626

TOTAL COMMON STOCKS (Cost $936,379,448)		880,954,155

SECURITIES LENDING REINVESTMENTS(d) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity Funds, Institutional Class 2.32% (Cost $2,717,968)	2,717,968	2,717,968

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 24.1%

REPURCHASE AGREEMENTS(e) - 24.1%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $320,066,126 (Cost $320,043,927)	320,043,927	320,043,927

Total Investments - 90.6% (Cost $1,259,141,343)		1,203,716,050
Other Assets Less Liabilities - 9.4%		125,334,143
Net Assets - 100.0%		1,329,050,193

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $282,216,676.

(b)         Represents less than 0.05% of net assets.

(c)          The security or a portion of this security is on loan at February 28, 2019. The total value of securities on loan at February 28, 2019 was $2,705,651, collateralized in the form of cash with a value of $2,717,968 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $30,651 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 2.88%, and maturity dates ranging from May 16, 2019 – August 15, 2046; a total value of $2,748,619.

(d)         The security was purchased with cash collateral held from securities on loan at February 28, 2019. The total value of securities purchased was $2,717,968.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,304	3/15/2019	USD	$181,582,000	$18,304,731

Swap Agreements

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
15,227,971	11/6/2019	Bank of America NA	2.81%	SPDR® S&P 500® ETF Trust	1,000,524
398,222,220	11/6/2019	Bank of America NA	2.71%	S&P 500®	(2,516,493)
492,307,828	11/6/2020	BNP Paribas SA	3.06%	S&P 500®	10,110,060
426,800,643	12/10/2019	Citibank NA	2.91%	S&P 500®	46,475,155
285,587,800	11/6/2019	Credit Suisse International	3.11%	S&P 500®	(18,061,295)
337,868,975	11/6/2019	Deutsche Bank AG	2.98%	S&P 500®	7,644,782
11,422,619	11/6/2019	Goldman Sachs International	2.86%	SPDR® S&P 500® ETF Trust	745,842
242,864,527	11/6/2019	Goldman Sachs International	2.96%	S&P 500®	(6,089,889)
5,188,903	11/6/2019	Morgan Stanley & Co. International plc	2.91%	SPDR® S&P 500® ETF Trust	394,792
21,373,851	12/2/2019	Morgan Stanley & Co. International plc	3.01%	S&P 500®	(1,862,085)
410,935,480	11/6/2019	Societe Generale	3.16%	S&P 500®	1,189,081
276,753,577	11/6/2020	UBS AG	3.01%	S&P 500®	11,040,676
2,924,554,394					50,071,150
				Total Unrealized Appreciation	78,600,912
				Total Unrealized Depreciation	(28,529,762)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD        U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 95.2%

REPURCHASE AGREEMENTS(a) - 48.6%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $27,319,454 (Cost $27,317,560)	27,317,560	27,317,560

U.S. TREASURY OBLIGATIONS - 46.6%
U.S. Treasury Bills
2.34%, 3/7/2019(b)	2,244,000	2,243,131
2.32%, 3/14/2019(b)	2,244,000	2,242,097
2.33%, 3/21/2019(b)	2,244,000	2,241,081
2.33%, 3/28/2019(b)	2,909,000	2,903,846
2.34%, 4/4/2019(b)	2,188,000	2,183,145
2.35%, 4/11/2019(b)	2,188,000	2,182,007
2.36%, 4/18/2019(b)	2,108,000	2,101,311
2.35%, 4/25/2019(b)	2,892,000	2,881,462
2.45%, 5/2/2019(b)	1,063,000	1,058,629
2.48%, 5/23/2019(b)	1,848,000	1,837,817
2.49%, 5/30/2019(b)	1,074,000	1,067,576
2.48%, 6/20/2019(b)	775,000	769,286
2.41%, 7/18/2019(b)	1,676,000	1,660,421
2.68%, 12/5/2019(b)	775,000	760,325
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,131,291)		26,132,134

TOTAL SHORT-TERM INVESTMENTS (Cost $53,448,851)		53,449,694

Total Investments - 95.2% (Cost $53,448,851)		53,449,694
Other Assets Less Liabilities - 4.8%		2,716,355
Net Assets - 100.0%		56,166,049

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	5	6/19/2019	USD	$722,344	$3,361

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(20,748,169)	1/6/2020	Bank of America NA	(2.22)%	ICE U.S. Treasury 20+ Year Bond Index	(690,734)
(14,427,465)	3/6/2020	Citibank NA	(2.16)%	ICE U.S. Treasury 20+ Year Bond Index	81,696
(8,387,676)	11/6/2020	Goldman Sachs International	(2.16)%	ICE U.S. Treasury 20+ Year Bond Index	672,130
(124,447,279)	3/6/2020	Societe Generale	(2.19)%	ICE U.S. Treasury 20+ Year Bond Index	962,789
(168,010,589)					1,025,881
				Total Unrealized Appreciation	1,716,615
				Total Unrealized Depreciation	(690,734)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD              U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short Communication Services Select Sector

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 69.5%

REPURCHASE AGREEMENTS(a) - 69.5%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $2,509,260 (Cost $2,509,086)	2,509,086	2,509,086

Total Investments - 69.5% (Cost $2,509,086)		2,509,086
Other Assets Less Liabilities - 30.5%		1,101,498
Net Assets - 100.0%		3,610,584

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(7,510,153)	12/7/2020	Deutsche Bank AG	(2.56)%	Dow Jones U.S. Select TelecommunicationsSM Index	(322,988)
(1,405,978)	12/7/2020	Goldman Sachs International	(2.56)%	Dow Jones U.S. Select TelecommunicationsSM Index	(3,980)
(1,918,880)	12/7/2020	UBS AG	(2.26)%	Dow Jones U.S. Select TelecommunicationsSM Index	(65,032)
(10,835,011)					(392,000)
				Total Unrealized Depreciation	(392,000)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 122.0%

REPURCHASE AGREEMENTS(a) - 31.9%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $74,926,554 (Cost $74,921,357)	74,921,357	74,921,357

U.S. TREASURY OBLIGATIONS(b) - 90.1%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	8,000,000	7,996,912
2.34%, 3/14/2019(c)	8,000,000	7,993,222
2.35%, 3/21/2019(c)	8,000,000	7,989,606
2.35%, 3/28/2019(c)	10,000,000	9,982,459
2.39%, 4/4/2019(c)	8,000,000	7,982,312
2.39%, 4/11/2019(c)	9,000,000	8,975,397
2.39%, 4/18/2019(c)	9,000,000	8,971,557
2.40%, 4/25/2019(c)	14,000,000	13,949,201
2.36%, 5/2/2019(c)	11,000,000	10,954,960
2.39%, 5/9/2019(c)	11,000,000	10,949,664
2.40%, 5/16/2019(c)	13,000,000	12,934,705
2.43%, 5/23/2019(c)	17,000,000	16,906,570
2.42%, 5/30/2019(c)	3,000,000	2,982,112
2.39%, 6/6/2019(c)	4,000,000	3,974,295
2.41%, 6/13/2019(c)	5,000,000	4,965,536
2.49%, 6/20/2019(c)	7,000,000	6,948,308
2.41%, 6/27/2019(c)	5,000,000	4,960,769
2.40%, 7/5/2019(c)	4,000,000	3,966,505
2.42%, 7/11/2019(c)	5,000,000	4,956,115
2.46%, 7/18/2019(c)	7,000,000	6,935,066
2.43%, 7/25/2019(c)	6,000,000	5,941,691
2.45%, 8/1/2019(c)	6,000,000	5,938,736
2.45%, 8/8/2019(c)	6,000,000	5,935,667
2.46%, 8/15/2019(c)	9,000,000	8,898,965
2.46%, 8/22/2019(c)	6,000,000	5,929,747
2.46%, 9/12/2019(c)	3,000,000	2,960,391
2.46%, 10/10/2019(c)	3,000,000	2,954,703
2.65%, 11/7/2019(c)	2,000,000	1,966,045
2.61%, 12/5/2019(c)	2,000,000	1,962,161
2.49%, 1/2/2020(c)	4,000,000	3,916,428
TOTAL U.S. TREASURY OBLIGATIONS (Cost $211,672,889)		211,679,805

TOTAL SHORT-TERM INVESTMENTS (Cost $286,594,246)		286,601,162

Total Investments - 122.0% (Cost $286,594,246)		286,601,162
Liabilities in excess of other assets - (22.0%)		(51,762,244)
Net Assets - 100.0%		234,838,918

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $73,381,936.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	213	3/15/2019	USD	$27,599,475	$(143,195)

Swap Agreements

UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(10,761,930)	11/6/2020	Bank of America NA	(2.62)%	Dow Jones Industrial AverageSM	2,207,120
(9,951,744)	11/6/2019	BNP Paribas SA	(2.76)%	Dow Jones Industrial AverageSM	(346,957)
(172,361,744)	11/6/2020	Citibank NA	(2.73)%	Dow Jones Industrial AverageSM	(6,312,129)
(4,070,678)	11/6/2019	Credit Suisse International	(2.81)%	Dow Jones Industrial AverageSM	(652,764)
(8,057,544)	11/6/2019	Deutsche Bank AG	(2.81)%	Dow Jones Industrial AverageSM	(482,145)
(2,052,780)	11/6/2019	Goldman Sachs International	(2.61)%	Dow Jones Industrial AverageSM	(615,859)
(1,573,557)	11/6/2019	Goldman Sachs International	(2.46)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(414,465)
(106,068,772)	11/6/2019	Morgan Stanley & Co. International plc	(2.61)%	Dow Jones Industrial AverageSM	(4,399,486)
(320,420,318)	11/6/2019	Societe Generale	(3.01)%	Dow Jones Industrial AverageSM	(50,427,806)
(41,588,157)	11/6/2020	UBS AG	(2.71)%	Dow Jones Industrial AverageSM	(974,013)
(676,907,224)					(62,418,504)
				Total Unrealized Appreciation	2,207,120
				Total Unrealized Depreciation	(64,625,624)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short Financial Select Sector

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 88.3%

REPURCHASE AGREEMENTS(a) - 88.3%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $1,282,315 (Cost $1,282,226)	1,282,226	1,282,226

Total Investments - 88.3% (Cost $1,282,226)		1,282,226
Other Assets Less Liabilities - 11.7%		170,597
Net Assets - 100.0%		1,452,823

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short Financial Select Sector had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(22,756)	11/6/2019	Bank of America NA	(2.31)%	S&P Financial Select Sector Index(3)	(8,782)
(38,421)	12/7/2020	Deutsche Bank AG	(2.61)%	S&P Financial Select Sector Index(3)	(634)
(2,224,611)	11/6/2019	Morgan Stanley & Co. International plc	(2.71)%	S&P Financial Select Sector Index(3)	(127,255)
(737,934)	11/6/2020	Societe Generale	(2.36)%	S&P Financial Select Sector Index(3)	49,174
(1,340,319)	11/6/2019	UBS AG	(2.26)%	S&P Financial Select Sector Index(3)	(329,662)
(4,364,041)					(417,159)
				Total Unrealized Appreciation	49,174
				Total Unrealized Depreciation	(466,333)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares UltraPro Financial Select Sector for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 95.8%

REPURCHASE AGREEMENTS(a) - 95.8%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $1,814,319 (Cost $1,814,193)	1,814,193	1,814,193

Total Investments - 95.8% (Cost $1,814,193)		1,814,193
Other Assets Less Liabilities - 4.2%		78,812
Net Assets - 100.0%		1,893,005

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	2	3/15/2019	USD	$382,040	$(40,203)

Swap Agreements

UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(563,402)	11/6/2019	Bank of America NA	(2.61)%	S&P MidCap 400®	19,241
(404,834)	11/6/2020	BNP Paribas SA	(2.61)%	S&P MidCap 400®	(11,740)
(697,484)	11/6/2019	Citibank NA	(2.61)%	S&P MidCap 400®	(136,123)
(259,646)	11/6/2019	Credit Suisse International	(2.66)%	S&P MidCap 400®	(2,641)
(180,616)	11/6/2019	Goldman Sachs International	(2.16)%	SPDR® S&P MidCap 400® ETF Trust	(5,807)
(2,316,969)	11/6/2020	Morgan Stanley & Co. International plc	(2.41)%	S&P MidCap 400®	(316,015)
(872,857)	11/6/2020	Societe Generale	(2.41)%	S&P MidCap 400®	(762,044)
(5,295,808)					(1,215,129)
				Total Unrealized Appreciation	19,241
				Total Unrealized Depreciation	(1,234,370)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 59.8%

REPURCHASE AGREEMENTS(a) - 59.8%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $2,771,157 (Cost $2,770,964)	2,770,964	2,770,964

Total Investments - 59.8% (Cost $2,770,964)		2,770,964
Other Assets Less Liabilities - 40.2%		1,861,836
Net Assets - 100.0%		4,632,800

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(4,043,849)	11/6/2019	Bank of America NA	(2.21)%	NASDAQ Biotechnology Index®	(1,314,888)
(1,576,818)	12/7/2020	Deutsche Bank AG	(2.11)%	NASDAQ Biotechnology Index®	(98,305)
(3,503,246)	11/6/2019	Goldman Sachs International	(1.96)%	NASDAQ Biotechnology Index®	(94,231)
(960,643)	11/13/2019	Societe Generale	(2.61)%	NASDAQ Biotechnology Index®	34,987
(3,823,697)	11/6/2019	UBS AG	(1.51)%	NASDAQ Biotechnology Index®	(490,400)
(13,908,253)					(1,962,837)
				Total Unrealized Appreciation	34,987
				Total Unrealized Depreciation	(1,997,824)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 124.0%

REPURCHASE AGREEMENTS(a) - 32.2%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $348,353,542 (Cost $348,329,382)	348,329,382	348,329,382

U.S. TREASURY OBLIGATIONS(b) - 91.8%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	35,000,000	34,986,491
2.34%, 3/14/2019(c)	35,000,000	34,970,346
2.34%, 3/21/2019(c)	35,000,000	34,954,524
2.35%, 3/28/2019(c)	45,000,000	44,921,067
2.39%, 4/4/2019(c)	35,000,000	34,922,617
2.38%, 4/11/2019(c)	43,000,000	42,882,454
2.38%, 4/18/2019(c)	44,000,000	43,860,945
2.40%, 4/25/2019(c)	64,000,000	63,767,778
2.36%, 5/2/2019(c)	55,000,000	54,774,798
2.39%, 5/9/2019(c)	57,000,000	56,739,166
2.40%, 5/16/2019(c)	62,000,000	61,688,593
2.43%, 5/23/2019(c)	79,000,000	78,565,826
2.42%, 5/30/2019(c)	16,000,000	15,904,600
2.39%, 6/6/2019(c)	20,000,000	19,871,475
2.41%, 6/13/2019(c)	24,000,000	23,834,571
2.47%, 6/20/2019(c)	35,000,000	34,741,540
2.41%, 6/27/2019(c)	24,000,000	23,811,692
2.40%, 7/5/2019(c)	20,000,000	19,832,525
2.42%, 7/11/2019(c)	24,000,000	23,789,350
2.46%, 7/18/2019(c)	35,000,000	34,675,329
2.43%, 7/25/2019(c)	26,000,000	25,747,329
2.45%, 8/1/2019(c)	26,000,000	25,734,524
2.45%, 8/8/2019(c)	26,000,000	25,721,222
2.46%, 8/15/2019(c)	43,000,000	42,517,277
2.46%, 8/22/2019(c)	26,000,000	25,695,572
2.46%, 9/12/2019(c)	15,000,000	14,801,953
2.46%, 10/10/2019(c)	15,000,000	14,773,516
2.65%, 11/7/2019(c)	9,000,000	8,847,204
2.61%, 12/5/2019(c)	9,000,000	8,829,723
2.49%, 1/2/2020(c)	18,000,000	17,623,925
TOTAL U.S. TREASURY OBLIGATIONS (Cost $993,760,416)		993,787,932

TOTAL SHORT-TERM INVESTMENTS (Cost $1,342,089,798)		1,342,117,314

Total Investments - 124.0% (Cost $1,342,089,798)		1,342,117,314
Liabilities in excess of other assets - (24.0%)		(260,073,387)
Net Assets - 100.0%		1,082,043,927

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $539,591,080.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraPro Short QQQ had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	872	3/15/2019	USD	$123,902,480	$(981,652)

Swap Agreements

UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(419,058,342)	11/6/2020	Bank of America NA	(2.41)%	NASDAQ-100 Index®	(7,528,028)
(597,129,394)	11/6/2019	BNP Paribas SA	(2.71)%	NASDAQ-100 Index®	(49,577,411)
(401,446,127)	11/6/2020	Citibank NA	(2.68)%	NASDAQ-100 Index®	(23,672,726)
(81,233,105)	11/6/2019	Credit Suisse International	(2.81)%	NASDAQ-100 Index®	(27,412,217)
(739,544,258)	11/6/2019	Deutsche Bank AG	(2.76)%	NASDAQ-100 Index®	(70,805,176)
(211,784,958)	11/6/2019	Goldman Sachs International	(2.71)%	NASDAQ-100 Index®	(9,756,911)
(114,589)	11/6/2020	Goldman Sachs International	(2.51)%	PowerShares QQQ TrustSM, Series 1	(1,400)
(15,050,014)	11/6/2019	Morgan Stanley & Co. International plc	(2.61)%	NASDAQ-100 Index®	6,049,546
(10,083,262)	11/6/2019	Morgan Stanley & Co. International plc	(2.41)%	PowerShares QQQ TrustSM, Series 1	291,583
(330,888,680)	11/6/2019	Societe Generale	(3.01)%	NASDAQ-100 Index®	(97,623,695)
(315,561,180)	11/6/2020	UBS AG	(2.66)%	NASDAQ-100 Index®	(13,159,294)
(3,121,893,909)					(293,195,729)
				Total Unrealized Appreciation	6,341,129
				Total Unrealized Depreciation	(299,536,858)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 136.7%

REPURCHASE AGREEMENTS(a) - 80.2%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $39,225,579 (Cost $39,222,858)	39,222,858	39,222,858

U.S. TREASURY OBLIGATIONS(b) - 56.5%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	2,386,000	2,385,079
2.32%, 3/14/2019(c)	2,386,000	2,383,978
2.33%, 3/21/2019(c)	2,386,000	2,382,900
2.33%, 3/28/2019(c)	3,092,000	3,086,576
2.34%, 4/4/2019(c)	2,491,000	2,485,493
2.35%, 4/11/2019(c)	2,491,000	2,484,191
2.36%, 4/18/2019(c)	2,504,000	2,496,086
2.35%, 4/25/2019(c)	3,434,000	3,421,540
2.45%, 5/2/2019(c)	927,000	923,204
2.48%, 5/23/2019(c)	1,513,000	1,504,685
2.49%, 5/30/2019(c)	854,000	848,908
2.48%, 6/20/2019(c)	635,000	630,311
2.41%, 7/18/2019(c)	1,990,000	1,971,540
2.67%, 12/5/2019(c)	617,000	605,327
TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,609,135)		27,609,818

TOTAL SHORT-TERM INVESTMENTS (Cost $66,831,993)		66,832,676

Total Investments - 136.7% (Cost $66,831,993)		66,832,676
Liabilities in excess of other assets - (36.7%)		(17,954,797)
Net Assets - 100.0%		48,877,879

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $26,242,890.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	43	3/15/2019	USD	$3,385,175	$(43,082)

Swap Agreements

UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(8,296,697)	11/6/2019	Bank of America NA	(2.31)%	Russell 2000® Index	(1,012,787)
(4,233,503)	11/6/2019	BNP Paribas SA	(2.11)%	Russell 2000® Index	(235,690)
(16,834,583)	11/6/2019	Citibank NA	(2.06)%	Russell 2000® Index	(1,241,862)
(570,688)	11/6/2019	Credit Suisse International	(2.26)%	Russell 2000® Index	(30,200)
(334,730)	11/6/2019	Deutsche Bank AG	(2.01)%	Russell 2000® Index	315,305
(295,698)	11/6/2019	Goldman Sachs International	(2.16)%	Russell 2000® Index	234,529
(27,960,435)	11/6/2019	Morgan Stanley & Co. International plc	(2.11)%	Russell 2000® Index	3,724,181
(574,027)	11/6/2019	Morgan Stanley & Co. International plc	(1.91)%	iShares® Russell 2000 ETF	(28,210)
(32,480,874)	11/6/2020	Societe Generale	(2.11)%	Russell 2000® Index	(18,211,561)
(51,656,067)	11/6/2020	UBS AG	(2.01)%	Russell 2000® Index	(6,855,666)
(143,237,302)					(23,341,961)
				Total Unrealized Appreciation	4,274,015
				Total Unrealized Depreciation	(27,615,976)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U. S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 112.1%

REPURCHASE AGREEMENTS(a) - 27.7%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $143,008,053 (Cost $142,998,135)	142,998,135	142,998,135

U.S. TREASURY OBLIGATIONS(b) - 84.4%
U.S. Treasury Bills
2.33%, 3/7/2019(c)	17,000,000	16,993,438
2.33%, 3/14/2019(c)	17,000,000	16,985,597
2.34%, 3/21/2019(c)	17,000,000	16,977,912
2.34%, 3/28/2019(c)	21,000,000	20,963,165
2.39%, 4/4/2019(c)	17,000,000	16,962,414
2.39%, 4/11/2019(c)	19,000,000	18,948,061
2.40%, 4/18/2019(c)	19,000,000	18,939,954
2.40%, 4/25/2019(c)	29,000,000	28,894,774
2.36%, 5/2/2019(c)	23,000,000	22,905,825
2.39%, 5/9/2019(c)	24,000,000	23,890,175
2.40%, 5/16/2019(c)	26,000,000	25,869,410
2.43%, 5/23/2019(c)	33,000,000	32,818,636
2.42%, 5/30/2019(c)	8,000,000	7,952,300
2.39%, 6/6/2019(c)	9,000,000	8,942,164
2.41%, 6/13/2019(c)	10,000,000	9,931,071
2.48%, 6/20/2019(c)	15,000,000	14,889,231
2.41%, 6/27/2019(c)	10,000,000	9,921,538
2.40%, 7/5/2019(c)	9,000,000	8,924,636
2.42%, 7/11/2019(c)	10,000,000	9,912,229
2.46%, 7/18/2019(c)	15,000,000	14,860,855
2.43%, 7/25/2019(c)	11,000,000	10,893,101
2.45%, 8/1/2019(c)	11,000,000	10,887,683
2.45%, 8/8/2019(c)	11,000,000	10,882,056
2.46%, 8/15/2019(c)	18,000,000	17,797,930
2.46%, 8/22/2019(c)	11,000,000	10,871,204
2.46%, 9/12/2019(c)	6,000,000	5,920,781
2.46%, 10/10/2019(c)	6,000,000	5,909,406
2.65%, 11/7/2019(c)	5,000,000	4,915,113
2.61%, 12/5/2019(c)	5,000,000	4,905,402
2.49%, 1/2/2020(c)	7,000,000	6,853,749
TOTAL U.S. TREASURY OBLIGATIONS (Cost $436,304,358)		436,319,810

TOTAL SHORT-TERM INVESTMENTS (Cost $579,302,493)		579,317,945

Total Investments - 112.1% (Cost $579,302,493)		579,317,945
Liabilities in excess of other assets - (12.1%)		(62,484,949)
Net Assets - 100.0%		516,832,996

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $194,132,336.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	333	3/15/2019	USD	$46,370,250	$(2,080,420)

Swap Agreements

UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(182,767,879)	11/6/2019	Bank of America NA	(2.51)%	S&P 500®	(16,115,726)
(232,420,926)	11/6/2020	BNP Paribas SA	(2.76)%	S&P 500®	(297,919)
(186,818,910)	11/6/2020	Citibank NA	(2.76)%	S&P 500®	(11,861,766)
(170,268,787)	11/6/2019	Credit Suisse International	(2.81)%	S&P 500®	(23,442,131)
(210,203,612)	11/6/2019	Deutsche Bank AG	(2.83)%	S&P 500®	(5,429,428)
(121,179,356)	11/6/2019	Goldman Sachs International	(2.76)%	S&P 500®	(3,158,486)
(989,225)	11/6/2019	Goldman Sachs International	(2.66)%	SPDR® S&P 500® ETF Trust	(12,581)
(18,244,474)	1/6/2020	Morgan Stanley & Co. International plc	(2.71)%	S&P 500®	14,534,993
(209,238,427)	11/6/2019	Societe Generale	(3.01)%	S&P 500®	(15,546,082)
(172,255,479)	11/6/2020	UBS AG	(2.66)%	S&P 500®	(7,989,779)
(1,504,387,075)					(69,318,905)
				Total Unrealized Appreciation	14,534,993
				Total Unrealized Depreciation	(83,853,898)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 105.1%

REPURCHASE AGREEMENTS(a) - 55.3%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $47,745,769 (Cost $47,742,458)	47,742,458	47,742,458

U.S. TREASURY OBLIGATIONS(b) - 49.8%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	3,731,000	3,729,556
2.32%, 3/14/2019(c)	3,731,000	3,727,835
2.33%, 3/21/2019(c)	3,731,000	3,726,147
2.33%, 3/28/2019(c)	4,836,000	4,827,431
2.34%, 4/4/2019(c)	3,637,000	3,628,930
2.35%, 4/11/2019(c)	3,637,000	3,627,038
2.36%, 4/18/2019(c)	3,503,000	3,491,884
2.35%, 4/25/2019(c)	4,805,000	4,787,492
2.45%, 5/2/2019(c)	1,835,000	1,827,455
2.48%, 5/23/2019(c)	2,889,000	2,873,081
2.49%, 5/30/2019(c)	1,678,000	1,667,963
2.48%, 6/20/2019(c)	1,212,000	1,203,064
2.41%, 7/18/2019(c)	2,784,000	2,758,121
2.67%, 12/5/2019(c)	1,212,000	1,189,051
TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,063,794)		43,065,048

TOTAL SHORT-TERM INVESTMENTS (Cost $90,806,252)		90,807,506

Total Investments - 105.1% (Cost $90,806,252)		90,807,506
Liabilities in excess of other assets - (5.1%)		(4,419,644)
Net Assets - 100.0%		86,387,862

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,433,172.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	14	6/19/2019	USD	$1,708,000	$2,823

Swap Agreements

UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(45,316,427)	3/6/2020	Citibank NA	(2.04)%	ICE U.S. Treasury 7-10 Year Bond Index	(14,831)
(126,064,699)	12/6/2019	Societe Generale	(2.19)%	ICE U.S. Treasury 7-10 Year Bond Index	(5,441,223)
(171,381,126)					(5,456,054)
				Total Unrealized Depreciation	(5,456,054)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 101.5%

REPURCHASE AGREEMENTS(a) - 7.2%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $77,310,358 (Cost $77,304,996)	77,304,996	77,304,996

U.S. TREASURY OBLIGATIONS(b) - 94.3%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	52,000,000	51,979,872
2.34%, 3/14/2019(c)	52,000,000	51,955,896
2.34%, 3/21/2019(c)	52,000,000	51,932,364
2.35%, 3/28/2019(c)	67,000,000	66,881,284
2.39%, 4/4/2019(c)	52,000,000	51,884,622
2.40%, 4/11/2019(c)	53,000,000	52,854,831
2.41%, 4/18/2019(c)	50,000,000	49,841,333
2.42%, 4/25/2019(c)	67,000,000	66,755,869
2.36%, 5/2/2019(c)	52,000,000	51,786,186
2.40%, 5/9/2019(c)	54,000,000	53,752,117
2.41%, 5/16/2019(c)	52,000,000	51,738,180
2.45%, 5/23/2019(c)	66,000,000	65,636,322
2.42%, 5/30/2019(c)	23,000,000	22,862,431
2.39%, 6/6/2019(c)	22,000,000	21,857,982
2.41%, 6/13/2019(c)	20,000,000	19,861,767
2.42%, 6/20/2019(c)	40,000,000	39,705,079
2.41%, 6/27/2019(c)	20,000,000	19,842,994
2.40%, 7/5/2019(c)	22,000,000	21,815,392
2.46%, 7/18/2019(c)	40,000,000	39,628,175
2.45%, 8/1/2019(c)	21,000,000	20,784,908
2.45%, 8/8/2019(c)	21,000,000	20,774,133
2.46%, 8/15/2019(c)	17,000,000	16,808,762
2.46%, 8/22/2019(c)	21,000,000	20,753,355
2.46%, 9/12/2019(c)	17,000,000	16,775,777
2.46%, 10/10/2019(c)	17,000,000	16,742,528
2.65%, 11/7/2019(c)	17,000,000	16,710,792
2.61%, 12/5/2019(c)	17,000,000	16,678,102
2.49%, 1/2/2020(c)	17,000,000	16,644,963
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,015,217,617)		1,015,246,016

TOTAL SHORT-TERM INVESTMENTS (Cost $1,092,522,613)		1,092,551,012

Total Investments - 101.5% (Cost $1,092,522,613)		1,092,551,012
Liabilities in excess of other assets - (1.5%)		(16,069,302)
Net Assets - 100.0%		1,076,481,710

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $52,543,124.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	82	6/19/2019	USD	$11,846,438	$55,123

Swap Agreements

UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(730,773,276)	1/6/2020	Bank of America NA	(2.22)%	ICE U.S. Treasury 20+ Year Bond Index	(13,243,527)
(472,750,684)	3/6/2020	Citibank NA	(2.16)%	ICE U.S. Treasury 20+ Year Bond Index	2,588,695
(573,210,376)	12/6/2020	Goldman Sachs International	(2.16)%	ICE U.S. Treasury 20+ Year Bond Index	(6,750,544)
(368,514,541)	3/6/2020	Societe Generale	(2.19)%	ICE U.S. Treasury 20+ Year Bond Index	2,408,293
(2,145,248,877)					(14,997,083)
				Total Unrealized Appreciation	4,996,988
				Total Unrealized Depreciation	(19,994,071)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 74.3%

REPURCHASE AGREEMENTS(a) - 74.3%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $4,662,312 (Cost $4,661,989)	4,661,989	4,661,989

Total Investments - 74.3% (Cost $4,661,989)		4,661,989
Other Assets Less Liabilities - 25.7%		1,615,880
Net Assets - 100.0%		6,277,869

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,752,041)	11/6/2020	Bank of America NA	(2.36)%	Dow Jones U.S. Basic MaterialsSM Index	(2,061)
(1,004,676)	11/6/2020	Credit Suisse International	(2.81)%	Dow Jones U.S. Basic MaterialsSM Index	48,157
(592,870)	12/7/2020	Deutsche Bank AG	(2.51)%	Dow Jones U.S. Basic MaterialsSM Index	(1,063)
(2,426,978)	11/13/2019	Morgan Stanley & Co. International plc	(2.61)%	Dow Jones U.S. Basic MaterialsSM Index	107,949
(1,595,717)	11/6/2019	Societe Generale	(2.26)%	Dow Jones U.S. Basic MaterialsSM Index	(146,018)
(4,193,347)	11/6/2019	UBS AG	(2.26)%	Dow Jones U.S. Basic MaterialsSM Index	(312,633)
(12,565,629)					(305,669)
				Total Unrealized Appreciation	156,106
				Total Unrealized Depreciation	(461,775)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Communication Services Select Sector

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 97.5%

REPURCHASE AGREEMENTS(a) - 97.5%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $3,663,784 (Cost $3,663,530)	3,663,530	3,663,530

Total Investments - 97.5% (Cost $3,663,530)		3,663,530
Other Assets Less Liabilities - 2.5%		94,631
Net Assets - 100.0%		3,758,161

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(5,798,402)	12/7/2020	Deutsche Bank AG	(2.56)%	Dow Jones U.S. Select TelecommunicationsSM Index	(213,958)
(753,151)	12/7/2020	Goldman Sachs International	(2.56)%	Dow Jones U.S. Select TelecommunicationsSM Index	(1,862)
(971,800)	12/7/2020	UBS AG	(2.26)%	Dow Jones U.S. Select TelecommunicationsSM Index	(33,012)
(7,523,353)					(248,832)
				Total Unrealized Depreciation	(248,832)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 98.9%

REPURCHASE AGREEMENTS(a) - 98.9%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $2,406,835 (Cost $2,406,668)	2,406,668	2,406,668

Total Investments - 98.9% (Cost $2,406,668)		2,406,668
Other Assets Less Liabilities - 1.1%		25,704
Net Assets - 100.0%		2,432,372

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Swap Agreements

UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(485,179)	11/6/2019	Bank of America NA	(2.36)%	Dow Jones U.S. Consumer GoodsSM Index	39,949
(328,035)	11/6/2019	Bank of America NA	(2.01)%	iShares® U.S. Consumer Goods ETF	(7,908)
(8,908)	11/13/2019	Credit Suisse International	(2.81)%	Dow Jones U.S. Consumer GoodsSM Index	97
(23,434)	12/7/2020	Deutsche Bank AG	(2.61)%	Dow Jones U.S. Consumer GoodsSM Index	(453)
(154,610)	11/13/2019	Morgan Stanley & Co. International plc	(2.01)%	iShares® U.S. Consumer Goods ETF	(2,316)
(92,418)	11/13/2019	Morgan Stanley & Co. International plc	(2.51)%	Dow Jones U.S. Consumer GoodsSM Index	658
(1,622,415)	11/6/2019	Societe Generale	(2.26)%	Dow Jones U.S. Consumer GoodsSM Index	11,076
(2,151,263)	11/6/2019	UBS AG	(2.26)%	Dow Jones U.S. Consumer GoodsSM Index	(236,045)
(4,866,262)					(194,942)
				Total Unrealized Appreciation	51,780
				Total Unrealized Depreciation	(246,722)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 120.6%

REPURCHASE AGREEMENTS(a) - 120.6%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $1,325,263 (Cost $1,325,172)	1,325,172	1,325,172

Total Investments - 120.6% (Cost $1,325,172)		1,325,172
Liabilities in excess of other assets - (20.6%)		(226,277)
Net Assets - 100.0%		1,098,895

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(238,196)	11/6/2019	Bank of America NA	(2.41)%	Dow Jones U.S. Consumer ServicesSM Index	(114,994)
(51,039)	11/6/2019	Bank of America NA	(2.01)%	iShares® U.S. Consumer Services ETF	(9,946)
(124,371)	11/13/2019	Credit Suisse International	(2.81)%	Dow Jones U.S. Consumer ServicesSM Index	(20,339)
(103,125)	12/7/2020	Deutsche Bank AG	(2.46)%	Dow Jones U.S. Consumer ServicesSM Index	(2,546)
(142,244)	11/13/2019	Morgan Stanley & Co. International plc	(2.66)%	Dow Jones U.S. Consumer ServicesSM Index	(104,246)
(12,022)	11/13/2019	Morgan Stanley & Co. International plc	(2.01)%	iShares® U.S. Consumer Services ETF	(1,944)
(269,309)	11/6/2019	Societe Generale	(2.26)%	Dow Jones U.S. Consumer ServicesSM Index	(324,700)
(1,259,082)	11/6/2019	UBS AG	(2.26)%	Dow Jones U.S. Consumer ServicesSM Index	(131,010)
(2,199,388)					(709,725)
				Total Unrealized Depreciation	(709,725)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 116.5%

REPURCHASE AGREEMENTS(a) - 16.6%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $23,184,830 (Cost $23,183,221)	23,183,221	23,183,221

U.S. TREASURY OBLIGATIONS(b) - 99.9%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	6,000,000	5,997,684
2.34%, 3/14/2019(c)	6,000,000	5,994,916
2.35%, 3/21/2019(c)	6,000,000	5,992,204
2.35%, 3/28/2019(c)	8,000,000	7,985,968
2.39%, 4/4/2019(c)	6,000,000	5,986,734
2.40%, 4/11/2019(c)	6,000,000	5,983,598
2.39%, 4/18/2019(c)	6,000,000	5,981,038
2.37%, 4/25/2019(c)	9,000,000	8,967,344
2.36%, 5/2/2019(c)	7,000,000	6,971,338
2.40%, 5/9/2019(c)	7,000,000	6,967,968
2.40%, 5/16/2019(c)	8,000,000	7,959,819
2.41%, 5/23/2019(c)	10,000,000	9,945,041
2.42%, 5/30/2019(c)	3,000,000	2,982,113
2.39%, 6/6/2019(c)	3,000,000	2,980,721
2.41%, 6/13/2019(c)	3,000,000	2,979,321
2.42%, 6/20/2019(c)	5,000,000	4,963,077
2.41%, 6/27/2019(c)	3,000,000	2,976,462
2.40%, 7/5/2019(c)	3,000,000	2,974,879
2.42%, 7/11/2019(c)	3,000,000	2,973,669
2.46%, 7/18/2019(c)	5,000,000	4,953,618
2.43%, 7/25/2019(c)	3,000,000	2,970,846
2.45%, 8/1/2019(c)	3,000,000	2,969,368
2.45%, 8/8/2019(c)	3,000,000	2,967,833
2.46%, 8/15/2019(c)	5,000,000	4,943,869
2.46%, 8/22/2019(c)	3,000,000	2,964,874
2.46%, 9/12/2019(c)	2,000,000	1,973,594
2.46%, 10/10/2019(c)	2,000,000	1,969,802
2.65%, 11/7/2019(c)	2,000,000	1,966,045
2.61%, 12/5/2019(c)	2,000,000	1,962,161
2.49%, 1/2/2020(c)	2,000,000	1,958,214
TOTAL U.S. TREASURY OBLIGATIONS (Cost $139,160,019)		139,164,118

TOTAL SHORT-TERM INVESTMENTS (Cost $162,343,240)		162,347,339

Total Investments - 116.5% (Cost $162,343,240)		162,347,339
Liabilities in excess of other assets - (16.5%)		(23,048,091)
Net Assets - 100.0%		139,299,248

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $36,752,095.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	128	3/15/2019	USD	$16,585,600	$(212,357)

Swap Agreements

UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(9,289,124)	11/6/2020	Bank of America NA	(2.62)%	Dow Jones Industrial AverageSM	(298,363)
(65,982,136)	11/6/2019	BNP Paribas SA	(2.76)%	Dow Jones Industrial AverageSM	(6,171,154)
(61,402,546)	11/6/2020	Citibank NA	(2.73)%	Dow Jones Industrial AverageSM	(5,794,548)
(23,094,395)	11/6/2019	Credit Suisse International	(2.81)%	Dow Jones Industrial AverageSM	(3,902,080)
(8,213,299)	11/6/2019	Deutsche Bank AG	(2.81)%	Dow Jones Industrial AverageSM	(910,467)
(60,912,008)	11/6/2020	Goldman Sachs International	(2.61)%	Dow Jones Industrial AverageSM	(7,385,395)
(1,300,994)	11/6/2020	Goldman Sachs International	(2.46)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(16,393)
(13,750,485)	11/6/2019	Societe Generale	(3.01)%	Dow Jones Industrial AverageSM	(5,710,202)
(18,047,695)	11/6/2020	UBS AG	(2.71)%	Dow Jones Industrial AverageSM	(397,778)
(261,992,682)					(30,586,380)
				Total Unrealized Depreciation	(30,586,380)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD     U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 79.3%

REPURCHASE AGREEMENTS(a) - 34.6%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $9,104,009 (Cost $9,103,378)	9,103,378	9,103,378

U.S. TREASURY OBLIGATIONS(b) - 44.7%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	1,062,000	1,061,590
2.32%, 3/14/2019(c)	1,062,000	1,061,100
2.33%, 3/21/2019(c)	1,062,000	1,060,620
2.33%, 3/28/2019(c)	1,377,000	1,374,585
2.34%, 4/4/2019(c)	1,016,000	1,013,754
2.35%, 4/11/2019(c)	1,016,000	1,013,223
2.36%, 4/18/2019(c)	979,000	975,906
2.35%, 4/25/2019(c)	1,343,000	1,338,127
2.45%, 5/2/2019(c)	455,000	453,137
2.48%, 5/23/2019(c)	681,000	677,257
2.49%, 5/30/2019(c)	396,000	393,639
2.48%, 6/20/2019(c)	286,000	283,888
2.41%, 7/18/2019(c)	778,000	770,783
2.67%, 12/5/2019(c)	286,000	280,589
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,757,842)		11,758,198

TOTAL SHORT-TERM INVESTMENTS (Cost $20,861,220)		20,861,576

Total Investments - 79.3% (Cost $20,861,220)		20,861,576
Other Assets Less Liabilities - 20.7%		5,457,162
Net Assets - 100.0%		26,318,738

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,639,260.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Swap Agreements

UltraShort Financials had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,738,099)	11/6/2019	Bank of America NA	(2.61)%	Dow Jones U.S. FinancialsSM Index(3)	(580,613)
(11,587,466)	11/13/2019	Credit Suisse International	(2.81)%	Dow Jones U.S. FinancialsSM Index(3)	(1,029,077)
(4,167,812)	12/7/2020	Deutsche Bank AG	(2.61)%	Dow Jones U.S. FinancialsSM Index(3)	(71,212)
(14,466,466)	11/6/2019	Goldman Sachs International	(2.66)%	Dow Jones U.S. FinancialsSM Index(3)	2,098,813
(934,830)	11/13/2019	Morgan Stanley & Co. International plc	(2.61)%	Dow Jones U.S. FinancialsSM Index(3)	(161,697)
(7,503,188)	11/6/2019	Societe Generale	(2.61)%	Dow Jones U.S. FinancialsSM Index(3)	(500,557)
(11,238,575)	11/6/2019	UBS AG	(2.61)%	Dow Jones U.S. FinancialsSM Index(3)	(2,834,863)
(52,636,436)					(3,079,206)
				Total Unrealized Appreciation	2,098,813
				Total Unrealized Depreciation	(5,178,019)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 50

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 95.6%

REPURCHASE AGREEMENTS(a) - 53.1%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $17,814,386 (Cost $17,813,152)	17,813,152	17,813,152

U.S. TREASURY OBLIGATIONS(b) - 42.5%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	1,253,000	1,252,516
2.32%, 3/14/2019(c)	1,253,000	1,251,938
2.33%, 3/21/2019(c)	1,253,000	1,251,372
2.33%, 3/28/2019(c)	1,624,000	1,621,151
2.35%, 4/4/2019(c)	1,221,000	1,218,301
2.35%, 4/11/2019(c)	1,221,000	1,217,662
2.36%, 4/18/2019(c)	1,177,000	1,173,280
2.35%, 4/25/2019(c)	1,614,000	1,608,144
2.45%, 5/2/2019(c)	541,000	538,785
2.48%, 5/23/2019(c)	953,000	947,763
2.49%, 5/30/2019(c)	499,000	496,025
2.48%, 6/20/2019(c)	400,000	397,046
2.41%, 7/18/2019(c)	935,000	926,327
2.67%, 12/5/2019(c)	361,000	354,170
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,253,996)		14,254,480

TOTAL SHORT-TERM INVESTMENTS (Cost $32,067,148)		32,067,632

Total Investments - 95.6% (Cost $32,067,148)		32,067,632
Other Assets Less Liabilities - 4.4%		1,483,895
Net Assets - 100.0%		33,551,527

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,801,467.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 50

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Swap Agreements(1)

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(8,408,794)	11/6/2020	Bank of America NA	(1.71)%	iShares® China Large-Cap ETF	(843,599)
(1,128,603)	11/6/2020	Citibank NA	0.34%	iShares® China Large-Cap ETF	(502,954)
(304,658)	11/6/2019	Credit Suisse International	(1.26)%	iShares® China Large-Cap ETF	(19,982)
(13,705,322)	11/6/2020	Deutsche Bank AG	(1.91)%	iShares® China Large-Cap ETF	(1,633,015)
(1,196,305)	11/6/2019	Goldman Sachs International	(0.66)%	iShares® China Large-Cap ETF	3,591
(996,304)	11/6/2020	Morgan Stanley & Co. International plc	(1.01)%	iShares® China Large-Cap ETF	(64,656)
(30,626,622)	11/6/2019	Societe Generale	(1.01)%	iShares® China Large-Cap ETF	291,431
(10,453,964)	11/6/2019	UBS AG	(0.76)%	iShares® China Large-Cap ETF	(106,208)
(66,820,572)					(2,875,392)
				Total Unrealized Appreciation	295,022
				Total Unrealized Depreciation	(3,170,414)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE Europe

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 80.9%

REPURCHASE AGREEMENTS(a) - 34.5%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $5,377,980 (Cost $5,377,608)	5,377,608	5,377,608

U.S. TREASURY OBLIGATIONS - 46.4%
U.S. Treasury Bills
2.34%, 3/7/2019(b)	643,000	642,752
2.32%, 3/14/2019(b)	643,000	642,455
2.33%, 3/21/2019(b)	643,000	642,165
2.33%, 3/28/2019(b)	833,000	831,539
2.34%, 4/4/2019(b)	627,000	625,614
2.35%, 4/11/2019(b)	627,000	625,286
2.36%, 4/18/2019(b)	572,000	570,192
2.35%, 4/25/2019(b)	785,000	782,152
2.45%, 5/2/2019(b)	292,000	290,804
2.48%, 5/23/2019(b)	464,000	461,450
2.49%, 5/30/2019(b)	270,000	268,390
2.48%, 6/20/2019(b)	195,000	193,560
2.41%, 7/18/2019(b)	455,000	450,779
2.67%, 12/5/2019(b)	195,000	191,311
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,218,184)		7,218,449

TOTAL SHORT-TERM INVESTMENTS (Cost $12,595,792)		12,596,057

Total Investments - 80.9% (Cost $12,595,792)		12,596,057
Other Assets Less Liabilities - 19.1%		2,980,387
Net Assets - 100.0%		15,576,444

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE Europe

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Swap Agreements(1)

UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
(14,119,576)	11/6/2020	Citibank NA	(1.61)%	Vanguard® FTSE Europe ETF Shares	(198,382)
(1,646,087)	11/6/2019	Credit Suisse International	(1.76)%	Vanguard® FTSE Europe ETF Shares	(119,208)
(5,245,379)	11/6/2019	Goldman Sachs International	(1.61)%	Vanguard® FTSE Europe ETF Shares	(30,451)
(1,055,436)	11/6/2020	Morgan Stanley & Co. International plc	(2.01)%	Vanguard® FTSE Europe ETF Shares	(14,925)
(8,038,134)	11/6/2020	Societe Generale	(1.51)%	Vanguard® FTSE Europe ETF Shares	(128,809)
(1,097,308)	11/6/2020	UBS AG	(2.01)%	Vanguard® FTSE Europe ETF Shares	(213,043)
(31,201,920)					(704,818)
				Total Unrealized Depreciation	(704,818)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Gold Miners

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 63.9%

REPURCHASE AGREEMENTS(a) - 63.9%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $2,139,832 (Cost $2,139,683)	2,139,683	2,139,683

Total Investments - 63.9% (Cost $2,139,683)		2,139,683
Other Assets Less Liabilities - 36.1%		1,208,711
Net Assets - 100.0%		3,348,394

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

UltraShort Gold Miners had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,496,940)	11/6/2019	Bank of America NA	(2.16)%	VanEck Vectors Gold Miners ETF	43,114
(978,099)	11/6/2019	Goldman Sachs International	(2.21)%	VanEck Vectors Gold Miners ETF	(233,841)
(78,002)	12/7/2020	Morgan Stanley & Co. International plc	(2.56)%	VanEck Vectors Gold Miners ETF	(3,925)
(1,331,621)	12/7/2020	Societe Generale	(2.01)%	VanEck Vectors Gold Miners ETF	(133,544)
(1,800,560)	11/6/2019	UBS AG	(2.26)%	VanEck Vectors Gold Miners ETF	161,681
(6,685,222)					(166,515)
				Total Unrealized Appreciation	204,795
				Total Unrealized Depreciation	(371,310)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 105.3%

REPURCHASE AGREEMENTS(a) - 105.3%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $2,605,095 (Cost $2,604,914)	2,604,914	2,604,914

Total Investments - 105.3% (Cost $2,604,914)		2,604,914
Liabilities in excess of other assets - (5.3%)		(130,062)
Net Assets - 100.0%		2,474,852

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(923,545)	11/6/2020	Bank of America NA	(2.51)%	Dow Jones U.S. Health CareSM Index(3)	(42,341)
(185,315)	11/6/2019	Bank of America NA	(2.06)%	iShares® U.S. Healthcare ETF	(14,524)
(87,175)	11/13/2019	Credit Suisse International	(2.81)%	Dow Jones U.S. Health CareSM Index(3)	(955)
(44,576)	11/13/2019	Morgan Stanley & Co. International plc	(2.71)%	Dow Jones U.S. Health CareSM Index(3)	(7,617)
(35,541)	11/13/2019	Morgan Stanley & Co. International plc	(2.16)%	iShares® U.S. Healthcare ETF	(3,271)
(972,194)	11/6/2019	Societe Generale	(2.51)%	Dow Jones U.S. Health CareSM Index(3)	(107,779)
(2,700,856)	11/6/2020	UBS AG	(2.26)%	Dow Jones U.S. Health CareSM Index(3)	(138,964)
(4,949,202)					(315,451)
				Total Unrealized Depreciation	(315,451)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 92.7%

REPURCHASE AGREEMENTS(a) - 92.7%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $2,768,657 (Cost $2,768,465)	2,768,465	2,768,465

Total Investments - 92.7% (Cost $2,768,465)		2,768,465
Other Assets Less Liabilities - 7.3%		217,017
Net Assets - 100.0%		2,985,482

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,557,105)	11/6/2019	Bank of America NA	(2.41)%	Dow Jones U.S. IndustrialsSM Index	67,362
(9,386)	11/6/2019	Bank of America NA	(2.01)%	iShares® U.S. Industrials ETF	(637)
(58,766)	11/13/2019	Credit Suisse International	(2.81)%	Dow Jones U.S. IndustrialsSM Index	(3,377)
(210,184)	12/7/2020	Deutsche Bank AG	(2.51)%	Dow Jones U.S. IndustrialsSM Index	(9,628)
(731,573)	11/13/2019	Morgan Stanley & Co. International plc	(2.16)%	iShares® U.S. Industrials ETF	(78,719)
(77,446)	11/13/2019	Morgan Stanley & Co. International plc	(2.51)%	Dow Jones U.S. IndustrialsSM Index	(4,200)
(1,292,774)	11/6/2019	Societe Generale	(2.26)%	Dow Jones U.S. IndustrialsSM Index	(328,558)
(2,029,744)	11/6/2019	UBS AG	(2.26)%	Dow Jones U.S. IndustrialsSM Index	(158,547)
(5,966,978)					(516,304)
				Total Unrealized Appreciation	67,362
				Total Unrealized Depreciation	(583,666)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 101.6%

REPURCHASE AGREEMENTS(a) - 101.6%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $3,579,440 (Cost $3,579,192)	3,579,192	3,579,192

Total Investments - 101.6% (Cost $3,579,192)		3,579,192
Liabilities in excess of other assets - (1.6%)		(57,355)
Net Assets - 100.0%		3,521,837

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	3	3/15/2019	USD	$573,060	$(39,763)

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,488,478)	11/6/2020	Bank of America NA	(2.61)%	S&P MidCap 400®	(58,100)
(419,543)	11/6/2020	BNP Paribas SA	(2.61)%	S&P MidCap 400®	1,597
(408,381)	11/6/2019	Citibank NA	(2.61)%	S&P MidCap 400®	(78,798)
(2,805,061)	11/6/2020	Credit Suisse International	(2.66)%	S&P MidCap 400®	(339,076)
(852,814)	11/6/2019	Morgan Stanley & Co. International plc	(2.41)%	S&P MidCap 400®	11,257
(495,456)	11/6/2019	Societe Generale	(2.41)%	S&P MidCap 400®	(233,634)
(6,469,733)					(696,754)
				Total Unrealized Appreciation	12,854
				Total Unrealized Depreciation	(709,608)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 108.4%

REPURCHASE AGREEMENTS(a) - 47.5%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $16,984,160 (Cost $16,982,982)	16,982,982	16,982,982

U.S. TREASURY OBLIGATIONS(b) - 60.9%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	1,884,000	1,883,273
2.32%, 3/14/2019(c)	1,884,000	1,882,404
2.33%, 3/21/2019(c)	1,884,000	1,881,552
2.33%, 3/28/2019(c)	2,442,000	2,437,717
2.34%, 4/4/2019(c)	1,986,000	1,981,609
2.35%, 4/11/2019(c)	1,986,000	1,980,571
2.36%, 4/18/2019(c)	1,913,000	1,906,954
2.35%, 4/25/2019(c)	2,625,000	2,615,475
2.45%, 5/2/2019(c)	768,000	764,855
2.48%, 5/23/2019(c)	1,221,000	1,214,289
2.49%, 5/30/2019(c)	709,000	704,773
2.48%, 6/20/2019(c)	512,000	508,219
2.41%, 7/18/2019(c)	1,521,000	1,506,891
2.67%, 12/5/2019(c)	512,000	502,313
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,770,300)		21,770,895

TOTAL SHORT-TERM INVESTMENTS (Cost $38,753,282)		38,753,877

Total Investments - 108.4% (Cost $38,753,282)		38,753,877
Liabilities in excess of other assets - (8.4%)		(3,002,911)
Net Assets - 100.0%		35,750,966

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,771,364.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
(7,269,028)	11/6/2019	Bank of America NA	(1.76)%	iShares® MSCI Brazil Capped ETF	(3,165,610)
(2,475,093)	12/6/2019	Citibank NA	(2.71)%	iShares® MSCI Brazil Capped ETF	(5,883,405)
(776,564)	11/6/2019	Credit Suisse International	(1.21)%	iShares® MSCI Brazil Capped ETF	(543,322)
(458,650)	11/6/2020	Morgan Stanley & Co. International plc	(2.01)%	iShares® MSCI Brazil Capped ETF	(29,843)
(31,880,808)	12/6/2019	Societe Generale	(2.01)%	iShares® MSCI Brazil Capped ETF	(9,493,667)
(28,664,685)	12/6/2019	UBS AG	(1.76)%	iShares® MSCI Brazil Capped ETF	(2,417,709)
(71,524,828)					(21,533,556)
				Total Unrealized Depreciation	(21,533,556)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 78.2%

REPURCHASE AGREEMENTS(a) - 78.2%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $2,702,552 (Cost $2,702,364)	2,702,364	2,702,364

Total Investments - 78.2% (Cost $2,702,364)		2,702,364
Other Assets Less Liabilities - 21.8%		752,737
Net Assets - 100.0%		3,455,101

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(646,877)	11/6/2019	Citibank NA	(2.01)%	iShares® MSCI EAFE ETF	7,858
(1,097,223)	11/6/2019	Credit Suisse International	(2.21)%	iShares® MSCI EAFE ETF	77,254
(1,110,220)	11/6/2020	Deutsche Bank AG	(2.11)%	iShares® MSCI EAFE ETF	(102,750)
(3,827,326)	11/6/2019	Societe Generale	(2.21)%	iShares® MSCI EAFE ETF	275,323
(212,627)	11/6/2019	UBS AG	(2.11)%	iShares® MSCI EAFE ETF	18,335
(6,894,273)					276,020
				Total Unrealized Appreciation	378,770
				Total Unrealized Depreciation	(102,750)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 94.1%

REPURCHASE AGREEMENTS(a) - 42.8%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $8,161,201 (Cost $8,160,635)	8,160,635	8,160,635

U.S. TREASURY OBLIGATIONS(b) - 51.3%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	868,000	867,665
2.32%, 3/14/2019(c)	868,000	867,264
2.33%, 3/21/2019(c)	868,000	866,872
2.33%, 3/28/2019(c)	1,126,000	1,124,025
2.34%, 4/4/2019(c)	847,000	845,127
2.35%, 4/11/2019(c)	847,000	844,685
2.36%, 4/18/2019(c)	816,000	813,421
2.35%, 4/25/2019(c)	1,119,000	1,114,940
2.45%, 5/2/2019(c)	371,000	369,481
2.48%, 5/23/2019(c)	589,000	585,763
2.49%, 5/30/2019(c)	342,000	339,961
2.48%, 6/20/2019(c)	247,000	245,176
2.41%, 7/18/2019(c)	648,000	641,989
2.68%, 12/5/2019(c)	247,000	242,327
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,768,382)		9,768,696

TOTAL SHORT-TERM INVESTMENTS (Cost $17,929,017)		17,929,331

Total Investments - 94.1% (Cost $17,929,017)		17,929,331
Other Assets Less Liabilities - 5.9%		1,122,414
Net Assets - 100.0%		19,051,745

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,032,165.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
(3,795,496)	11/6/2020	Citibank NA	(1.86)%	iShares® MSCI Emerging Markets ETF	(352,761)
(453,209)	11/6/2019	Credit Suisse International	(1.31)%	iShares® MSCI Emerging Markets ETF	(220,544)
(10,457,004)	11/6/2020	Deutsche Bank AG	(1.76)%	iShares® MSCI Emerging Markets ETF	(1,254,400)
(1,342,696)	11/6/2019	Goldman Sachs International	(0.41)%	iShares® MSCI Emerging Markets ETF	(104,332)
(12,046,135)	11/6/2020	Societe Generale	(1.01)%	iShares® MSCI Emerging Markets ETF	(737,928)
(9,889,486)	11/6/2019	UBS AG	(1.41)%	iShares® MSCI Emerging Markets ETF	(318,881)
(37,984,026)					(2,988,846)
				Total Unrealized Depreciation	(2,988,846)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 41.1%

REPURCHASE AGREEMENTS(a) - 41.1%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $2,440,924 (Cost $2,440,755)	2,440,755	2,440,755

Total Investments - 41.1% (Cost $2,440,755)		2,440,755
Other Assets Less Liabilities - 58.9%		3,495,278
Net Assets - 100.0%		5,936,033

(a)   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(3,361,743)	11/6/2019	Bank of America NA	(2.06)%	iShares® MSCI Japan ETF	124,513
(632,844)	11/6/2019	Credit Suisse International	(2.41)%	iShares® MSCI Japan ETF	115,302
(1,245,253)	11/6/2019	Morgan Stanley & Co. International plc	(2.11)%	iShares® MSCI Japan ETF	79,600
(1,965,146)	11/6/2019	Societe Generale	(1.91)%	iShares® MSCI Japan ETF	117,013
(4,662,580)	11/6/2019	UBS AG	(1.86)%	iShares® MSCI Japan ETF	(459,877)
(11,867,566)					(23,449)
				Total Unrealized Appreciation	436,428
				Total Unrealized Depreciation	(459,877)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 120.1%

REPURCHASE AGREEMENTS(a) - 64.2%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $16,412,663 (Cost $16,411,525)	16,411,525	16,411,525

U.S. TREASURY OBLIGATIONS(b) - 55.9%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	1,271,000	1,270,509
2.32%, 3/14/2019(c)	1,271,000	1,269,923
2.33%, 3/21/2019(c)	1,271,000	1,269,349
2.33%, 3/28/2019(c)	1,647,000	1,644,111
2.34%, 4/4/2019(c)	1,272,000	1,269,188
2.35%, 4/11/2019(c)	1,272,000	1,268,523
2.36%, 4/18/2019(c)	1,226,000	1,222,125
2.35%, 4/25/2019(c)	1,681,000	1,674,901
2.45%, 5/2/2019(c)	507,000	504,924
2.48%, 5/23/2019(c)	806,000	801,570
2.49%, 5/30/2019(c)	468,000	465,210
2.48%, 6/20/2019(c)	338,000	335,504
2.41%, 7/18/2019(c)	974,000	964,965
2.68%, 12/5/2019(c)	338,000	331,605
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,292,006)		14,292,407

TOTAL SHORT-TERM INVESTMENTS (Cost $30,703,531)		30,703,932

Total Investments - 120.1% (Cost $30,703,531)		30,703,932
Liabilities in excess of other assets - (20.1%)		(5,141,533)
Net Assets - 100.0%		25,562,399

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,701,537.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(6,415,807)	11/6/2019	Bank of America NA	(1.74)%	iShares® Nasdaq Biotechnology ETF	(1,007,298)
(4,284,135)	11/6/2019	Bank of America NA	(2.21)%	NASDAQ Biotechnology Index®	(4,209,311)
(33,620)	11/6/2019	Citibank NA	(1.41)%	NASDAQ Biotechnology Index®	(2,459)
(128,246)	11/13/2019	Credit Suisse International	(1.96)%	NASDAQ Biotechnology Index®	(7,224)
(7,529,746)	12/7/2020	Deutsche Bank AG	(2.11)%	NASDAQ Biotechnology Index®	(393,528)
(141,605)	11/13/2019	Morgan Stanley & Co. International plc	(2.36)%	NASDAQ Biotechnology Index®	(7,358)
(63,906)	11/13/2019	Morgan Stanley & Co. International plc	(1.86)%	iShares® Nasdaq Biotechnology ETF	(3,585)
(22,639,247)	11/6/2019	Societe Generale	(2.61)%	NASDAQ Biotechnology Index®	(1,201,777)
(9,898,888)	11/6/2019	UBS AG	(1.51)%	NASDAQ Biotechnology Index®	(815,432)
(51,135,200)					(7,647,972)
				Total Unrealized Depreciation	(7,647,972)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 61.1%

REPURCHASE AGREEMENTS(a) - 12.4%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $1,501,023 (Cost $1,500,919)	1,500,919	1,500,919

U.S. TREASURY OBLIGATIONS - 48.7%
U.S. Treasury Bills
2.34%, 3/7/2019(b)	483,000	482,814
2.32%, 3/14/2019(b)	483,000	482,591
2.33%, 3/21/2019(b)	483,000	482,372
2.33%, 3/28/2019(b)	626,000	624,902
2.34%, 4/4/2019(b)	543,000	541,799
2.35%, 4/11/2019(b)	543,000	541,516
2.36%, 4/18/2019(b)	450,000	448,578
2.35%, 4/25/2019(b)	617,000	614,761
2.45%, 5/2/2019(b)	315,000	313,710
2.48%, 5/23/2019(b)	449,000	446,532
2.49%, 5/30/2019(b)	229,000	227,635
2.48%, 6/20/2019(b)	188,000	186,612
2.41%, 7/18/2019(b)	358,000	354,679
2.68%, 12/5/2019(b)	166,000	162,859
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,911,110)		5,911,360

TOTAL SHORT-TERM INVESTMENTS (Cost $7,412,029)		7,412,279

Total Investments - 61.1% (Cost $7,412,029)		7,412,279
Other Assets Less Liabilities - 38.9%		4,721,876
Net Assets - 100.0%		12,134,155

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(606,581)	11/6/2020	Bank of America NA	(2.41)%	Dow Jones U.S. Oil & GasSM Index	115,220
(516,929)	11/6/2019	Bank of America NA	(2.06)%	iShares® U.S. Energy ETF	(320,148)
(752,992)	11/13/2019	Credit Suisse International	(2.81)%	Dow Jones U.S. Oil & GasSM Index	294,551
(404,790)	12/7/2020	Deutsche Bank AG	(2.46)%	Dow Jones U.S. Oil & GasSM Index	2,877
(184,495)	11/6/2019	Goldman Sachs International	(2.56)%	Dow Jones U.S. Oil & GasSM Index	68,195
(1,375,064)	11/13/2019	Morgan Stanley & Co. International plc	(2.51)%	Dow Jones U.S. Oil & GasSM Index	3,314,293
(13,931)	12/6/2019	Morgan Stanley & Co. International plc	(1.96)%	iShares® U.S. Energy ETF	988
(7,075,826)	11/6/2019	Societe Generale	(2.26)%	Dow Jones U.S. Oil & GasSM Index	355,791
(13,349,165)	11/6/2019	UBS AG	(2.36)%	Dow Jones U.S. Oil & GasSM Index	(2,491,506)
(24,279,773)					1,340,261
				Total Unrealized Appreciation	4,151,915
				Total Unrealized Depreciation	(2,811,654)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 121.3%

REPURCHASE AGREEMENTS(a) - 27.6%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $94,239,954 (Cost $94,233,418)	94,233,418	94,233,418

U.S. TREASURY OBLIGATIONS(b) - 93.7%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	12,000,000	11,995,368
2.34%, 3/14/2019(c)	12,000,000	11,989,833
2.34%, 3/21/2019(c)	12,000,000	11,984,408
2.35%, 3/28/2019(c)	16,000,000	15,971,935
2.39%, 4/4/2019(c)	12,000,000	11,973,469
2.40%, 4/11/2019(c)	13,000,000	12,964,463
2.40%, 4/18/2019(c)	14,000,000	13,955,755
2.40%, 4/25/2019(c)	21,000,000	20,923,802
2.36%, 5/2/2019(c)	17,000,000	16,930,392
2.39%, 5/9/2019(c)	18,000,000	17,917,631
2.40%, 5/16/2019(c)	19,000,000	18,904,569
2.43%, 5/23/2019(c)	24,000,000	23,868,099
2.42%, 5/30/2019(c)	6,000,000	5,964,225
2.39%, 6/6/2019(c)	7,000,000	6,955,016
2.41%, 6/13/2019(c)	7,000,000	6,951,750
2.48%, 6/20/2019(c)	11,000,000	10,918,770
2.41%, 6/27/2019(c)	7,000,000	6,945,077
2.40%, 7/5/2019(c)	7,000,000	6,941,384
2.42%, 7/11/2019(c)	7,000,000	6,938,560
2.46%, 7/18/2019(c)	11,000,000	10,897,961
2.43%, 7/25/2019(c)	8,000,000	7,922,255
2.45%, 8/1/2019(c)	8,000,000	7,918,315
2.45%, 8/8/2019(c)	8,000,000	7,914,222
2.46%, 8/15/2019(c)	13,000,000	12,854,061
2.46%, 8/22/2019(c)	8,000,000	7,906,330
2.46%, 9/12/2019(c)	5,000,000	4,933,984
2.46%, 10/10/2019(c)	5,000,000	4,924,505
2.65%, 11/7/2019(c)	4,000,000	3,932,091
2.61%, 12/5/2019(c)	4,000,000	3,924,321
2.49%, 1/2/2020(c)	6,000,000	5,874,642
TOTAL U.S. TREASURY OBLIGATIONS (Cost $319,985,213)		319,997,193

TOTAL SHORT-TERM INVESTMENTS (Cost $414,218,631)		414,230,611

Total Investments - 121.3% (Cost $414,218,631)		414,230,611
Liabilities in excess of other assets - (21.3%)		(72,849,084)
Net Assets - 100.0%		341,381,527

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $110,063,527.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort QQQ had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	301	3/15/2019	USD	$42,769,090	$(441,069)

Swap Agreements

UltraShort QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(38,673,298)	11/6/2020	Bank of America NA	(2.41)%	NASDAQ-100 Index®	(4,349,022)
(127,471,639)	11/6/2019	BNP Paribas SA	(2.71)%	NASDAQ-100 Index®	(5,096,337)
(99,973,607)	11/6/2020	Citibank NA	(2.68)%	NASDAQ-100 Index®	(6,043,153)
(49,560,846)	11/6/2019	Credit Suisse International	(2.81)%	NASDAQ-100 Index®	(12,470,817)
(157,528,067)	11/6/2019	Deutsche Bank AG	(2.76)%	NASDAQ-100 Index®	(17,690,897)
(28,403,847)	11/6/2019	Goldman Sachs International	(2.71)%	NASDAQ-100 Index®	2,264,860
(602,024)	11/6/2019	Goldman Sachs International	(2.51)%	PowerShares QQQ TrustSM, Series 1	(61,133)
(12,123,085)	11/6/2019	Morgan Stanley & Co. International plc	(2.61)%	NASDAQ-100 Index®	2,366,962
(2,123,232)	11/6/2019	Morgan Stanley & Co. International plc	(2.41)%	PowerShares QQQ TrustSM, Series 1	(50,562)
(54,859,996)	11/6/2019	Societe Generale	(3.01)%	NASDAQ-100 Index®	(32,029,369)
(68,638,360)	11/6/2020	UBS AG	(2.66)%	NASDAQ-100 Index®	(3,873,038)
(639,958,001)					(77,032,506)
				Total Unrealized Appreciation	4,631,822
				Total Unrealized Depreciation	(81,664,328)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 106.7%

REPURCHASE AGREEMENTS(a) - 61.4%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $13,468,886 (Cost $13,467,952)	13,467,952	13,467,952

U.S. TREASURY OBLIGATIONS(b) - 45.3%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	851,000	850,672
2.32%, 3/14/2019(c)	851,000	850,279
2.33%, 3/21/2019(c)	851,000	849,894
2.33%, 3/28/2019(c)	1,103,000	1,101,065
2.34%, 4/4/2019(c)	879,000	877,057
2.35%, 4/11/2019(c)	879,000	876,597
2.36%, 4/18/2019(c)	847,000	844,323
2.35%, 4/25/2019(c)	1,162,000	1,157,784
2.45%, 5/2/2019(c)	390,000	388,403
2.48%, 5/23/2019(c)	620,000	616,593
2.49%, 5/30/2019(c)	360,000	357,853
2.48%, 6/20/2019(c)	260,000	258,080
2.41%, 7/18/2019(c)	673,000	666,757
2.68%, 12/5/2019(c)	260,000	255,081
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,950,102)		9,950,438

TOTAL SHORT-TERM INVESTMENTS (Cost $23,418,054)		23,418,390

Total Investments - 106.7% (Cost $23,418,054)		23,418,390
Liabilities in excess of other assets - (6.7%)		(1,475,376)
Net Assets - 100.0%		21,943,014

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,615,410.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(14,800,678)	11/6/2020	Bank of America NA	(2.86)%	Dow Jones U.S. Real EstateSM Index	(1,038,008)
(2,996,723)	11/6/2019	Bank of America NA	(2.36)%	iShares® U.S. Real Estate ETF	(251,151)
(3,172,086)	11/13/2019	Credit Suisse International	(2.81)%	Dow Jones U.S. Real EstateSM Index	(169,315)
(3,191,243)	12/7/2020	Deutsche Bank AG	(2.61)%	Dow Jones U.S. Real EstateSM Index	(21,812)
(38,772)	11/6/2019	Goldman Sachs International	(2.56)%	Dow Jones U.S. Real EstateSM Index	(25,614)
(2,495,423)	11/13/2019	Morgan Stanley & Co. International plc	(2.41)%	Dow Jones U.S. Real EstateSM Index	309,468
(82,345)	11/13/2019	Morgan Stanley & Co. International plc	(2.01)%	iShares® U.S. Real Estate ETF	(4,454)
(7,696,199)	11/6/2019	Societe Generale	(2.31)%	Dow Jones U.S. Real EstateSM Index	(776,428)
(9,421,093)	11/6/2019	UBS AG	(2.26)%	Dow Jones U.S. Real EstateSM Index	(1,435,897)
(43,894,562)					(3,413,211)
				Total Unrealized Appreciation	309,468
				Total Unrealized Depreciation	(3,722,679)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 100.2%

REPURCHASE AGREEMENTS(a) - 64.3%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $52,006,366
(Cost $52,002,760)	52,002,760	52,002,760

U.S. TREASURY OBLIGATIONS(b) - 35.9%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	2,467,000	2,466,048
2.32%, 3/14/2019(c)	2,467,000	2,464,910
2.33%, 3/21/2019(c)	2,467,000	2,463,795
2.33%, 3/28/2019(c)	3,198,000	3,192,391
2.34%, 4/4/2019(c)	2,624,000	2,618,198
2.35%, 4/11/2019(c)	2,624,000	2,616,827
2.36%, 4/18/2019(c)	2,704,000	2,695,454
2.35%, 4/25/2019(c)	3,709,000	3,695,542
2.45%, 5/2/2019(c)	1,132,000	1,127,365
2.48%, 5/23/2019(c)	1,802,000	1,792,096
2.49%, 5/30/2019(c)	1,047,000	1,040,757
2.41%, 7/18/2019(c)	2,149,000	2,129,065
2.68%, 12/5/2019(c)	756,000	741,697
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,043,329)		29,044,145

TOTAL SHORT-TERM INVESTMENTS (Cost $81,046,089)		81,046,905

Total Investments - 100.2% (Cost $81,046,089)		81,046,905
Liabilities in excess of other assets - (0.2%)		(131,321)
Net Assets - 100.0%		80,915,584

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $12,826,375.

(c)          The rate shown was the current yield as of February 28, 2019.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	171	3/15/2019	USD	$13,461,975	$(223,342)

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(7,940,432)	11/6/2020	Bank of America NA	(2.31)%	Russell 2000® Index	1,267,059
(12,735,171)	11/6/2019	BNP Paribas SA	(2.11)%	Russell 2000® Index	(736,356)
(41,109,449)	11/6/2019	Citibank NA	(2.06)%	Russell 2000® Index	(5,526,921)
(8,437,062)	11/6/2019	Credit Suisse International	(2.26)%	Russell 2000® Index	(1,094,778)
(17,209,681)	11/6/2019	Deutsche Bank AG	(2.01)%	Russell 2000® Index	1,122,799
(1,272,156)	11/6/2019	Goldman Sachs International	(2.16)%	Russell 2000® Index	65,428
(32,135,371)	11/6/2019	Morgan Stanley & Co. International plc	(2.11)%	Russell 2000® Index	5,152,611
(1,434,559)	11/6/2019	Morgan Stanley & Co. International plc	(1.91)%	iShares® Russell 2000 ETF	(70,499)
(16,122,529)	11/6/2019	Societe Generale	(2.11)%	Russell 2000® Index	(6,062,206)
(9,984,032)	11/6/2020	UBS AG	(2.01)%	Russell 2000® Index	(144,242)
(148,380,442)					(6,027,105)
				Total Unrealized Appreciation	7,607,897
				Total Unrealized Depreciation	(13,635,002)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 104.1%

REPURCHASE AGREEMENTS(a) - 19.1%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $186,062,129 (Cost $186,049,225)	186,049,225	186,049,225

U.S. TREASURY OBLIGATIONS(b) - 85.0%
U.S. Treasury Bills
2.34%, 3/7/2019(c)	36,000,000	35,986,105
2.33%, 3/14/2019(c)	36,000,000	35,969,499
2.34%, 3/21/2019(c)	36,000,000	35,953,225
2.35%, 3/28/2019(c)	46,000,000	45,919,313
2.39%, 4/4/2019(c)	36,000,000	35,920,406
2.40%, 4/11/2019(c)	34,000,000	33,907,057
2.40%, 4/18/2019(c)	35,000,000	34,889,389
2.41%, 4/25/2019(c)	53,000,000	52,807,691
2.36%, 5/2/2019(c)	43,000,000	42,823,933
2.39%, 5/9/2019(c)	44,000,000	43,798,654
2.40%, 5/16/2019(c)	46,000,000	45,768,956
2.44%, 5/23/2019(c)	59,000,000	58,675,744
2.42%, 5/30/2019(c)	15,000,000	14,910,563
2.39%, 6/6/2019(c)	17,000,000	16,890,754
2.41%, 6/13/2019(c)	18,000,000	17,875,928
2.50%, 6/20/2019(c)	27,000,000	26,800,616
2.41%, 6/27/2019(c)	18,000,000	17,858,769
2.40%, 7/5/2019(c)	17,000,000	16,857,646
2.42%, 7/11/2019(c)	18,000,000	17,842,013
2.46%, 7/18/2019(c)	27,000,000	26,749,539
2.43%, 7/25/2019(c)	20,000,000	19,805,637
2.45%, 8/1/2019(c)	19,000,000	18,805,998
2.45%, 8/8/2019(c)	19,000,000	18,796,278
2.46%, 8/15/2019(c)	33,000,000	32,629,538
2.46%, 8/22/2019(c)	20,000,000	19,765,825
2.46%, 9/12/2019(c)	12,000,000	11,841,563
2.46%, 10/10/2019(c)	12,000,000	11,818,813
2.65%, 11/7/2019(c)	10,000,000	9,830,226
2.61%, 12/5/2019(c)	11,000,000	10,791,883
2.49%, 1/2/2020(c)	14,000,000	13,707,497
TOTAL U.S. TREASURY OBLIGATIONS (Cost $825,967,181)		825,999,058

TOTAL SHORT-TERM INVESTMENTS (Cost $1,012,016,406)		1,012,048,283

Total Investments - 104.1% (Cost $1,012,016,406)		1,012,048,283
Liabilities in excess of other assets - (4.1%)		(39,877,159)
Net Assets - 100.0%		972,171,124

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $184,234,476.

(c)          The rate shown was the current yield as of February 28, 2019.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of February 28, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	371	3/15/2019	USD	$51,661,750	$(3,170,974)

Swap Agreements

UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(276,335,717)	11/6/2020	Bank of America NA	(2.51)%	S&P 500®	3,911,701
(367,879,100)	11/6/2020	BNP Paribas SA	(2.76)%	S&P 500®	(21,384,289)
(220,212,956)	11/6/2020	Citibank NA	(2.76)%	S&P 500®	298,168
(207,193,751)	11/6/2019	Credit Suisse International	(2.81)%	S&P 500®	(25,584,761)
(136,324,175)	11/6/2019	Deutsche Bank AG	(2.83)%	S&P 500®	33,821
(213,444,967)	11/6/2019	Goldman Sachs International	(2.76)%	S&P 500®	6,521,162
(728,329)	11/6/2019	Goldman Sachs International	(2.66)%	SPDR® S&P 500® ETF Trust	(9,263)
(19,129,218)	1/6/2020	Morgan Stanley & Co. International plc	(2.71)%	S&P 500®	17,106,452
(336,018,395)	11/6/2019	Societe Generale	(3.01)%	S&P 500®	(34,533,165)
(115,736,380)	11/6/2020	UBS AG	(2.66)%	S&P 500®	(1,848,205)
(1,893,002,988)					(55,488,379)
				Total Unrealized Appreciation	27,871,304
				Total Unrealized Depreciation	(83,359,683)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 98.1%

REPURCHASE AGREEMENTS(a) - 98.1%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $6,647,476 (Cost $6,647,016)	6,647,016	6,647,016

Total Investments - 98.1% (Cost $6,647,016)		6,647,016
Other Assets Less Liabilities - 1.9%		127,698
Net Assets - 100.0%		6,774,714

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(612,585)	11/6/2019	Bank of America NA	(2.41)%	Dow Jones U.S. SemiconductorsSM Index(3)	(220,243)
(35,929)	11/13/2019	Credit Suisse International	(2.81)%	Dow Jones U.S. SemiconductorsSM Index(3)	2,929
(1,669,712)	12/7/2020	Deutsche Bank AG	(2.51)%	Dow Jones U.S. SemiconductorsSM Index(3)	(94,360)
(435,705)	11/13/2019	Morgan Stanley & Co. International plc	(2.41)%	Dow Jones U.S. SemiconductorsSM Index(3)	22,094
(707,988)	11/6/2019	Societe Generale	(2.51)%	Dow Jones U.S. SemiconductorsSM Index(3)	(317,042)
(10,093,567)	11/6/2019	UBS AG	(2.61)%	Dow Jones U.S. SemiconductorsSM Index(3)	(1,922,685)
(13,555,486)					(2,529,307)
				Total Unrealized Appreciation	25,023
				Total Unrealized Depreciation	(2,554,330)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 100.9%

REPURCHASE AGREEMENTS(a) - 100.9%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $2,970,380 (Cost $2,970,173)	2,970,173	2,970,173

Total Investments - 100.9% (Cost $2,970,173)		2,970,173
Liabilities in excess of other assets - (0.9%)		(27,856)
Net Assets - 100.0%		2,942,317

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(499,586)	11/6/2019	Bank of America NA	(2.43)%	S&P SmallCap 600®	(192,355)
(1,214,318)	11/6/2019	Credit Suisse International	(2.41)%	S&P SmallCap 600®	(174,131)
(916,063)	11/6/2020	Deutsche Bank AG	(2.01)%	S&P SmallCap 600®	(218,846)
(1,140,532)	11/6/2019	Morgan Stanley & Co. International plc	(2.36)%	S&P SmallCap 600®	(162,278)
(1,699,993)	11/6/2019	Societe Generale	(1.91)%	S&P SmallCap 600®	(216,053)
(414,873)	11/6/2020	UBS AG	(2.36)%	S&P SmallCap 600®	27,900
(5,885,365)					(935,763)
				Total Unrealized Appreciation	27,900
				Total Unrealized Depreciation	(963,663)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 111.4%

REPURCHASE AGREEMENTS(a) - 111.4%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $4,895,469 (Cost $4,895,129)	4,895,129	4,895,129

Total Investments - 111.4% (Cost $4,895,129)		4,895,129
Liabilities in excess of other assets - (11.4%)		(499,935)
Net Assets - 100.0%		4,395,194

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Technology had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(835,490)	11/6/2019	Bank of America NA	(2.46)%	Dow Jones U.S. TechnologySM Index(3)	(366,857)
(462,962)	11/6/2019	Bank of America NA	(2.01)%	iShares® U.S. Technology ETF	(64,399)
(50,254)	11/13/2019	Credit Suisse International	(2.81)%	Dow Jones U.S. TechnologySM Index(3)	(4,763)
(395,808)	12/7/2020	Deutsche Bank AG	(2.56)%	Dow Jones U.S. TechnologySM Index(3)	(15,155)
(105,671)	11/13/2019	Morgan Stanley & Co. International plc	(2.61)%	Dow Jones U.S. TechnologySM Index(3)	(14,285)
(99,543)	11/13/2019	Morgan Stanley & Co. International plc	(2.26)%	iShares® U.S. Technology ETF	(2,601)
(5,712,194)	11/6/2019	Societe Generale	(2.26)%	Dow Jones U.S. TechnologySM Index(3)	(828,077)
(1,129,016)	11/6/2019	UBS AG	(2.36)%	Dow Jones U.S. TechnologySM Index(3)	(400,574)
(8,790,938)					(1,696,711)
				Total Unrealized Depreciation	(1,696,711)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

February 28, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 75.6%

REPURCHASE AGREEMENTS(a) - 75.6%
Repurchase Agreements with various counterparties, rates 2.20% - 2.55%, dated 2/28/2019, due 3/1/2019, total to be received $3,158,627 (Cost $3,158,409)	3,158,409	3,158,409

Total Investments - 75.6% (Cost $3,158,409)		3,158,409
Other Assets Less Liabilities - 24.4%		1,017,537
Net Assets - 100.0%		4,175,946

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of February 28, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(232,362)	11/6/2019	Bank of America NA	(2.31)%	Dow Jones U.S. UtilitiesSM Index(3)	129,965
(3,216,301)	11/13/2019	Credit Suisse International	(2.81)%	Dow Jones U.S. UtilitiesSM Index(3)	(4,334)
(483,311)	11/13/2019	Morgan Stanley & Co. International plc	(2.36)%	Dow Jones U.S. UtilitiesSM Index(3)	(53,985)
(3,038,048)	11/6/2019	Societe Generale	(2.26)%	Dow Jones U.S. UtilitiesSM Index(3)	(222,036)
(1,376,523)	11/6/2019	UBS AG	(2.26)%	Dow Jones U.S. UtilitiesSM Index(3)	(298,695)
(8,346,545)					(449,085)
				Total Unrealized Appreciation	129,965
				Total Unrealized Depreciation	(579,050)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of February 28, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedules of Portfolio Investments

February 28, 2019 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 121 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each business day. The NAV of ProShares Short 7-10 Year Treasury, ProShares Short 20+ Year Treasury, ProShares Ultra 7-10 Year Treasury, ProShares Ultra 20+ Year Treasury, ProShares UltraPro Short 20+ Year Treasury, ProShares UltraShort 7-10 Year Treasury and ProShares UltraShort 20+ Year Treasury is generally determined at 3:00 p.m. (Eastern Time) on each business day.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Exchange traded funds are generally valued at the closing price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Bond futures contracts are generally valued at the official futures settlement price.  These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1— Quoted prices in active markets for identical assets.

•   Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The following is a summary of the valuations as of February 28, 2019, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Short 7-10 Year Treasury	$—	$—	$605	$—	$—	$21,733,600	$26,232,584	$(269,771)	$47,966,184	$(269,166)
Short 20+ Year Treasury	—	—	49,073	—	—	382,710,567	35,765,957	2,037,799	418,476,524	2,086,872
Short Basic Materials	—	—	—	—	—	—	613,772	80,311	613,772	80,311
Short Dow30SM	—	—	(74,365)	—	—	214,722,669	29,595,443	(17,479,223)	244,318,112	(17,553,588)
Short Financials	—	—	—	—	—	8,091,427	7,299,735	(589,685)	15,391,162	(589,685)
Short FTSE China 50	—	—	—	—	—	—	5,882,002	(403,151)	5,882,002	(403,151)
Short High Yield	—	—	—	—	—	57,932,081	49,335,088	(6,612,062)	107,267,169	(6,612,062)
Short MidCap400	—	—	(128,465)	—	—	—	18,297,284	(2,218,121)	18,297,284	(2,346,586)
Short MSCI EAFE	—	—	—	—	—	21,933,509	29,357,858	(1,375,411)	51,291,367	(1,375,411)
Short MSCI Emerging Markets	—	—	—	—	—	36,076,640	41,573,519	(4,128,993)	77,650,159	(4,128,993)
Short Oil & Gas	—	—	—	—	—	—	1,495,107	(94,806)	1,495,107	(94,806)
Short QQQ	—	—	(117,979)	—	—	470,207,833	55,572,966	(32,627,596)	525,780,799	(32,745,575)
Short Real Estate	—	—	—	—	—	—	8,738,104	(780,509)	8,738,104	(780,509)
Short Russell2000	—	—	(784,929)	—	—	240,540,393	65,069,853	(24,835,184)	305,610,246	(25,620,113)
Short S&P500®	—	—	(5,585,513)	—	—	1,626,904,157	186,696,023	(114,647,320)	1,813,600,180	(120,232,833)
Short SmallCap600	—	—	—	—	—	—	3,790,430	(643,430)	3,790,430	(643,430)
Ultra 7-10 Year Treasury	—	—	(1,762)	—	—	19,592,678	4,927,685	63,426	24,520,363	61,664
Ultra 20+ Year Treasury	—	—	(3,445)	—	—	26,144,189	9,249,062	(336,929)	35,393,251	(340,374)
Ultra Basic Materials	37,119,690	—	—	—	—	—	7,213,118	(2,878,900)	44,332,808	(2,878,900)
Ultra Communication Services Select Sector	2,064,268	—	—	—	—	—	2,003,158	137,593	4,067,426	137,593
Ultra Consumer Goods	4,909,326	4,110	—	—	—	—	518,897	(411,929)	5,432,333	(411,929)
Ultra Consumer Services	16,036,213	7,310	—	—	—	—	2,297,279	876,286	18,340,802	876,286
Ultra Dow30SM	304,645,953	—	5,455,439	—	—	—	44,626,202	(17,177,416)	349,272,155	(11,721,977)
Ultra Financials	637,819,749	568,642	—	—	—	—	47,055,480	37,825,849	685,443,871	37,825,849
Ultra FTSE China 50	—	—	—	—	—	—	19,895,755	1,660,337	19,895,755	1,660,337
Ultra FTSE Europe	—	—	—	—	—	—	3,974,823	(1,005,435)	3,974,823	(1,005,435)
Ultra Gold Miners	7,517,965	—	—	—	—	—	1,149,542	682,348	8,667,507	682,348
Ultra Health Care	105,948,373	479,946	—	—	—	—	10,184,983	2,845,065	116,613,302	2,845,065
Ultra High Yield	2,006,121	934,713	—	—	—	—	698,980	176,051	3,639,814	176,051
Ultra Industrials	16,124,443	22,200	—	2,003	—	—	2,583,846	22,161	18,732,492	22,161
Ultra MidCap400	121,295,856	885,410	1,254,779	—	—	—	18,048,387	296,028	140,229,653	1,550,807
Ultra MSCI Brazil Capped	—	—	—	—	—	—	6,328,598	(4,418,630)	6,328,598	(4,418,630)
Ultra MSCI EAFE	—	—	—	—	—	—	4,476,393	(1,635,190)	4,476,393	(1,635,190)
Ultra MSCI Emerging Markets	—	—	—	—	—	—	43,562,078	(532,327)	43,562,078	(532,327)
Ultra MSCI Japan	—	—	—	—	—	—	2,993,595	993,131	2,993,595	993,131
Ultra Nasdaq Biotechnology	305,943,448	9,287,154	—	—	2,427	—	19,932,679	8,405,700	335,165,708	8,405,700
Ultra Oil & Gas	81,550,346	46,589	—	—	—	—	15,704,890	(4,465,042)	97,301,825	(4,465,042)
Ultra QQQ	1,449,555,568	—	15,215,899	—	—	—	241,608,022	6,233,260	1,691,163,590	21,449,159
Ultra Real Estate	107,297,050	116,152	—	—	—	—	17,299,031	9,216,290	124,712,233	9,216,290
Ultra Russell2000	138,174,018	3,748,496	957,709	27,793	1,239	—	41,754,631	1,580,451	183,706,177	2,538,160
Ultra S&P500®	1,750,662,349	7,422,684	20,532,465	—	—	—	410,851,613	88,851,392	2,168,936,646	109,383,857
Ultra Semiconductors	39,555,170	—	—	—	—	—	9,124,152	(425,109)	48,679,322	(425,109)
Ultra SmallCap600	21,839,425	238,239	—	—	496	—	5,071,639	(3,582,845)	27,149,799	(3,582,845)
Ultra Technology	238,282,578	253,952	—	—	—	—	27,487,711	8,907,434	266,024,241	8,907,434

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra Telecommunications	783,456	16,946	—	—	—	—	11,907	77,801	812,309	77,801
Ultra Utilities	9,664,195	—	—	—	—	—	3,283,319	1,018,746	12,947,514	1,018,746
UltraPro Communication Services Select Sector	2,064,268	—	—	—	—	—	479,151	208,653	2,543,419	208,653
UltraPro Dow30SM	422,293,782	—	8,169,349	—	—	—	45,067,187	30,398,127	467,360,969	38,567,476
UltraPro Financial Select Sector	27,052,786	—	—	—	—	—	3,761,092	(3,703,550)	30,813,878	(3,703,550)
UltraPro MidCap400	15,960,525	32,490	465,369	—	—	—	8,392,990	(451,666)	24,386,005	13,703
UltraPro Nasdaq Biotechnology	26,563,794	609,647	—	—	186	—	2,140,087	3,090,987	29,313,714	3,090,987
UltraPro QQQ	3,235,298,087	—	59,566,604	—	—	199,275,007	548,704,354	(170,530,185)	3,983,277,448	(110,963,581)
UltraPro Russell2000	74,036,187	1,828,256	710,058	14,803	659	—	24,728,185	3,877,274	100,608,090	4,587,332
UltraPro S&P500®	880,954,155	2,717,968	18,304,731	—	—	—	320,043,927	50,071,150	1,203,716,050	68,375,881
UltraPro Short 20+ Year Treasury	—	—	3,361	—	—	26,132,134	27,317,560	1,025,881	53,449,694	1,029,242
UltraPro Short Communication Services Select Sector	—	—	—	—	—	—	2,509,086	(392,000)	2,509,086	(392,000)
UltraPro Short Dow30SM	—	—	(143,195)	—	—	211,679,805	74,921,357	(62,418,504)	286,601,162	(62,561,699)
UltraPro Short Financial Select Sector	—	—	—	—	—	—	1,282,226	(417,159)	1,282,226	(417,159)
UltraPro Short MidCap400	—	—	(40,203)	—	—	—	1,814,193	(1,215,129)	1,814,193	(1,255,332)
UltraPro Short Nasdaq Biotechnology	—	—	—	—	—	—	2,770,964	(1,962,837)	2,770,964	(1,962,837)
UltraPro Short QQQ	—	—	(981,652)	—	—	993,787,932	348,329,382	(293,195,729)	1,342,117,314	(294,177,381)
UltraPro Short Russell2000	—	—	(43,082)	—	—	27,609,818	39,222,858	(23,341,961)	66,832,676	(23,385,043)
UltraPro Short S&P500®	—	—	(2,080,420)	—	—	436,319,810	142,998,135	(69,318,905)	579,317,945	(71,399,325)
UltraShort 7-10 Year Treasury	—	—	2,823	—	—	43,065,048	47,742,458	(5,456,054)	90,807,506	(5,453,231)
UltraShort 20+ Year Treasury	—	—	55,123	—	—	1,015,246,016	77,304,996	(14,997,083)	1,092,551,012	(14,941,960)
UltraShort Basic Materials	—	—	—	—	—	—	4,661,989	(305,669)	4,661,989	(305,669)
UltraShort Communication Services Select Sector	—	—	—	—	—	—	3,663,530	(248,832)	3,663,530	(248,832)
UltraShort Consumer Goods	—	—	—	—	—	—	2,406,668	(194,942)	2,406,668	(194,942)
UltraShort Consumer Services	—	—	—	—	—	—	1,325,172	(709,725)	1,325,172	(709,725)
UltraShort Dow30SM	—	—	(212,357)	—	—	139,164,118	23,183,221	(30,586,380)	162,347,339	(30,798,737)
UltraShort Financials	—	—	—	—	—	11,758,198	9,103,378	(3,079,206)	20,861,576	(3,079,206)
UltraShort FTSE China 50	—	—	—	—	—	14,254,480	17,813,152	(2,875,392)	32,067,632	(2,875,392)
UltraShort FTSE Europe	—	—	—	—	—	7,218,449	5,377,608	(704,818)	12,596,057	(704,818)
UltraShort Gold Miners	—	—	—	—	—	—	2,139,683	(166,515)	2,139,683	(166,515)
UltraShort Health Care	—	—	—	—	—	—	2,604,914	(315,451)	2,604,914	(315,451)
UltraShort Industrials	—	—	—	—	—	—	2,768,465	(516,304)	2,768,465	(516,304)
UltraShort MidCap400	—	—	(39,763)	—	—	—	3,579,192	(696,754)	3,579,192	(736,517)
UltraShort MSCI Brazil Capped	—	—	—	—	—	21,770,895	16,982,982	(21,533,556)	38,753,877	(21,533,556)
UltraShort MSCI EAFE	—	—	—	—	—	—	2,702,364	276,020	2,702,364	276,020
UltraShort MSCI Emerging Markets	—	—	—	—	—	9,768,696	8,160,635	(2,988,846)	17,929,331	(2,988,846)
UltraShort MSCI Japan	—	—	—	—	—	—	2,440,755	(23,449)	2,440,755	(23,449)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	14,292,407	16,411,525	(7,647,972)	30,703,932	(7,647,972)
UltraShort Oil & Gas	—	—	—	—	—	5,911,360	1,500,919	1,340,261	7,412,279	1,340,261
UltraShort QQQ	—	—	(441,069)	—	—	319,997,193	94,233,418	(77,032,506)	414,230,611	(77,473,575)
UltraShort Real Estate	—	—	—	—	—	9,950,438	13,467,952	(3,413,211)	23,418,390	(3,413,211)
UltraShort Russell2000	—	—	(223,342)	—	—	29,044,145	52,002,760	(6,027,105)	81,046,905	(6,250,447)
UltraShort S&P500®	—	—	(3,170,974)	—	—	825,999,058	186,049,225	(55,488,379)	1,012,048,283	(58,659,353)
UltraShort Semiconductors	—	—	—	—	—	—	6,647,016	(2,529,307)	6,647,016	(2,529,307)
UltraShort SmallCap600	—	—	—	—	—	—	2,970,173	(935,763)	2,970,173	(935,763)
UltraShort Technology	—	—	—	—	—	—	4,895,129	(1,696,711)	4,895,129	(1,696,711)
UltraShort Utilities	—	—	—	—	—	—	3,158,409	(449,085)	3,158,409	(449,085)

*          These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

Foreign Currency Translation

Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 28, 2019, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	BNP Paribas Securities Corp., 2.20%, dated 2/28/2019 due 3/1/2019 (1)	BNP Paribas Securities Corp., 2.55%, dated 2/28/2019 due 3/1/2019 (2)	Credit Suisse Securities (USA) LLC, 2.43%, dated 2/28/2019 due 3/1/2019 (3)	ING Financial Markets LLC, 2.55.%, dated 2/28/2019 due 3/1/2019 (4)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.55%, dated 2/28/2019 due 3/1/2019 (5)	Total
Short 7-10 Year Treasury	$3,048,034	$11,169,199	$2,707,685	$8,799,975	$507,691	$26,232,584
Short 20+ Year Treasury	4,155,744	15,228,278	3,691,704	11,998,037	692,194	35,765,957
Short Basic Materials	71,316	261,329	63,352	205,896	11,879	613,772
Short Dow30SM	3,438,775	12,601,023	3,054,793	9,928,078	572,774	29,595,443
Short Financials	848,176	3,108,050	753,467	2,448,767	141,275	7,299,735
Short FTSE China 50	683,446	2,504,414	607,131	1,973,174	113,837	5,882,002
Short High Yield	5,732,378	21,005,685	5,092,287	16,549,934	954,804	49,335,088
Short MidCap400	2,126,012	7,790,540	1,888,616	6,138,001	354,115	18,297,284
Short MSCI EAFE	3,411,169	12,499,864	3,030,270	9,848,378	568,177	29,357,858
Short MSCI Emerging Markets	4,830,540	17,700,997	4,291,151	13,946,240	804,591	41,573,519
Short Oil & Gas	173,721	636,581	154,322	501,548	28,935	1,495,107
Short QQQ	6,457,174	23,661,623	5,736,151	18,642,490	1,075,528	55,572,966
Short Real Estate	1,015,304	3,720,473	901,933	2,931,282	169,112	8,738,104
Short Russell2000	7,560,643	27,705,167	6,716,404	21,828,313	1,259,326	65,069,853
Short S&P500®	21,692,719	79,490,643	19,270,459	62,628,991	3,613,211	186,696,023
Short SmallCap600	440,420	1,613,873	391,242	1,271,537	73,358	3,790,430
Ultra 7-10 Year Treasury	572,560	2,098,089	508,628	1,653,040	95,368	4,927,685
Ultra 20+ Year Treasury	1,074,674	3,938,026	954,673	3,102,688	179,001	9,249,062
Ultra Basic Materials	838,112	3,071,171	744,526	2,419,710	139,599	7,213,118
Ultra Communication Services Select Sector	232,752	852,896	206,763	671,979	38,768	2,003,158
Ultra Consumer Goods	60,292	220,934	53,560	174,069	10,042	518,897
Ultra Consumer Services	266,927	978,126	237,121	770,645	44,460	2,297,279
Ultra Dow30SM	5,185,240	19,000,756	4,606,243	14,970,292	863,671	44,626,202
Ultra Financials	5,467,504	20,035,083	4,856,990	15,785,217	910,686	47,055,480
Ultra FTSE China 50	2,311,742	8,471,131	2,053,607	6,674,224	385,051	19,895,755
Ultra FTSE Europe	461,845	1,692,383	410,275	1,333,393	76,927	3,974,823
Ultra Gold Miners	133,568	489,447	118,654	385,625	22,248	1,149,542
Ultra Health Care	1,183,421	4,336,519	1,051,277	3,416,651	197,115	10,184,983
Ultra High Yield	81,215	297,609	72,148	234,480	13,528	698,980
Ultra Industrials	300,225	1,100,139	266,700	866,776	50,006	2,583,846
Ultra MidCap400	2,097,092	7,684,566	1,862,925	6,054,506	349,298	18,048,387
Ultra MSCI Brazil Capped	735,336	2,694,564	653,228	2,122,990	122,480	6,328,598
Ultra MSCI EAFE	520,124	1,905,940	462,046	1,501,649	86,634	4,476,393
Ultra MSCI Emerging Markets	5,061,596	18,547,677	4,496,407	14,613,322	843,076	43,562,078
Ultra MSCI Japan	347,834	1,274,600	308,994	1,004,231	57,936	2,993,595
Ultra Nasdaq Biotechnology	2,316,032	8,486,852	2,057,419	6,686,610	385,766	19,932,679
Ultra Oil & Gas	1,824,794	6,686,761	1,621,033	5,268,358	303,944	15,704,890
Ultra QQQ	28,073,094	102,870,841	24,938,386	81,049,754	4,675,947	241,608,022
Ultra Real Estate	2,010,021	7,365,508	1,785,578	5,803,128	334,796	17,299,031
Ultra Russell2000	4,851,584	17,778,110	4,309,845	14,006,996	808,096	41,754,631
Ultra S&P500®	47,737,967	174,930,661	42,407,433	137,824,158	7,951,394	410,851,613
Ultra Semiconductors	1,060,160	3,884,843	941,780	3,060,785	176,584	9,124,152
Ultra SmallCap600	589,288	2,159,381	523,486	1,701,330	98,154	5,071,639
Ultra Technology	3,193,872	11,703,601	2,837,237	9,221,019	531,982	27,487,711
Ultra Telecommunications	1,384	5,070	1,229	3,994	230	11,907
Ultra Utilities	381,498	1,397,958	338,899	1,101,420	63,544	3,283,319
UltraPro Communication Services Select Sector	55,674	204,011	49,457	160,736	9,273	479,151
UltraPro Dow30SM	5,236,479	19,188,516	4,651,762	15,118,225	872,205	45,067,187
UltraPro Financial Select Sector	437,012	1,601,382	388,214	1,261,695	72,789	3,761,092
UltraPro MidCap400	975,204	3,573,532	866,311	2,815,510	162,433	8,392,990
UltraPro Nasdaq Biotechnology	248,663	911,197	220,896	717,913	41,418	2,140,087
UltraPro QQQ	63,755,452	233,625,018	56,636,368	184,068,196	10,619,320	548,704,354
UltraPro Russell2000	2,873,235	10,528,662	2,552,403	8,295,309	478,576	24,728,185
UltraPro S&P500®	37,186,775	136,266,949	33,034,412	107,361,839	6,193,952	320,043,927
UltraPro Short 20+ Year Treasury	3,174,102	11,631,155	2,819,674	9,163,941	528,688	27,317,560
UltraPro Short Communication Services Select Sector	291,538	1,068,308	258,984	841,697	48,559	2,509,086
UltraPro Short Dow30SM	8,705,317	31,899,698	7,733,260	25,133,096	1,449,986	74,921,357
UltraPro Short Financial Select Sector	148,986	545,941	132,349	430,135	24,815	1,282,226
UltraPro Short MidCap400	210,796	772,439	187,258	608,589	35,111	1,814,193

Fund Name	BNP Paribas Securities Corp., 2.20%, dated 2/28/2019 due 3/1/2019 (1)	BNP Paribas Securities Corp., 2.55%, dated 2/28/2019 due 3/1/2019 (2)	Credit Suisse Securities (USA) LLC, 2.43%, dated 2/28/2019 due 3/1/2019 (3)	ING Financial Markets LLC, 2.55.%, dated 2/28/2019 due 3/1/2019 (4)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.55%, dated 2/28/2019 due 3/1/2019 (5)	Total
UltraPro Short Nasdaq Biotechnology	321,966	1,179,809	286,014	929,547	53,628	2,770,964
UltraPro Short QQQ	40,473,339	148,310,210	35,953,990	116,850,469	6,741,374	348,329,382
UltraPro Short Russell2000	4,557,411	16,700,142	4,048,519	13,157,688	759,098	39,222,858
UltraPro Short S&P500®	16,615,343	60,885,141	14,760,034	47,970,111	2,767,506	142,998,135
UltraShort 7-10 Year Treasury	5,547,326	20,327,582	4,927,899	16,015,670	923,981	47,742,458
UltraShort 20+ Year Treasury	8,982,278	32,914,594	7,979,296	25,932,710	1,496,118	77,304,996
UltraShort Basic Materials	541,689	1,984,962	481,203	1,563,909	90,226	4,661,989
UltraShort Communication Services Select Sector	425,676	1,559,842	378,143	1,228,967	70,902	3,663,530
UltraShort Consumer Goods	279,638	1,024,701	248,412	807,340	46,577	2,406,668
UltraShort Consumer Services	153,975	564,226	136,782	444,542	25,647	1,325,172
UltraShort Dow30SM	2,693,722	9,870,854	2,392,934	7,777,036	448,675	23,183,221
UltraShort Financials	1,057,746	3,875,998	939,636	3,053,816	176,182	9,103,378
UltraShort FTSE China 50	2,069,759	7,584,407	1,838,645	5,975,595	344,746	17,813,152
UltraShort FTSE Europe	624,839	2,289,655	555,068	1,803,971	104,075	5,377,608
UltraShort Gold Miners	248,616	911,025	220,855	717,777	41,410	2,139,683
UltraShort Health Care	302,672	1,109,109	268,875	873,844	50,414	2,604,914
UltraShort Industrials	321,676	1,178,745	285,756	928,709	53,579	2,768,465
UltraShort MidCap400	415,876	1,523,933	369,438	1,200,675	69,270	3,579,192
UltraShort MSCI Brazil Capped	1,973,299	7,230,942	1,752,956	5,697,106	328,679	16,982,982
UltraShort MSCI EAFE	313,995	1,150,601	278,934	906,534	52,300	2,702,364
UltraShort MSCI Emerging Markets	948,206	3,474,601	842,327	2,737,564	157,937	8,160,635
UltraShort MSCI Japan	283,598	1,039,214	251,931	818,775	47,237	2,440,755
UltraShort Nasdaq Biotechnology	1,906,899	6,987,630	1,693,971	5,505,405	317,620	16,411,525
UltraShort Oil & Gas	174,396	639,055	154,922	503,498	29,048	1,500,919
UltraShort QQQ	10,949,237	40,122,306	9,726,620	31,611,514	1,823,741	94,233,418
UltraShort Real Estate	1,564,878	5,734,328	1,390,140	4,517,955	260,651	13,467,952
UltraShort Russell2000	6,042,342	22,141,515	5,367,640	17,444,830	1,006,433	52,002,760
UltraShort S&P500®	21,617,566	79,215,252	19,203,697	62,412,017	3,600,693	186,049,225
UltraShort Semiconductors	772,335	2,830,138	686,094	2,229,806	128,643	6,647,016
UltraShort SmallCap600	345,112	1,264,629	306,576	996,373	57,483	2,970,173
UltraShort Technology	568,778	2,084,227	505,267	1,642,119	94,738	4,895,129
UltraShort Utilities	366,984	1,344,774	326,006	1,059,519	61,126	3,158,409
	$441,417,729	$1,617,527,936	$392,127,985	$1,274,415,952	$73,524,000	$3,799,013,602

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2019 as follows:

(1) U.S. Treasury Bills, 0%, due 3/7/2019 to 1/2/2020; U.S. Treasury Bonds, 0% to 8.13%, due 8/15/2019 to 11/15/2048; U.S. Treasury Notes, 0.13% to 2.88%, due 4/30/2019 to 2/15/2029, which had an aggregate value at the Trust level of $459,284,835.

(2) U.S. Treasury Bills, 0%, due 3/12/2019 to 7/11/2019; U.S. Treasury Bonds, 0% to 7.50%, due 8/15/2020 to 5/15/2048; U.S. Treasury Notes, 0.13% to 3.63%, due 5/15/2020 to 1/15/2028, which had an aggregate value at the Trust level of $1,683,000,029.

(3) U.S. Treasury Bond, 3.13%, due 11/15/2041; U.S. Treasury Notes, 1.88% to 3.38%, due 7/15/2019 to 11/15/2025, which had an aggregate value at the Trust level of $408,027,620.

(4) Federal Farm Credit Bank, 2.14%, due 8/6/2020; Federal Home Loan Bank, 0% to 3.25%, due 5/1/2019 to 11/16/2028; Federal Home Loan Mortgage Corp., 1.13% to 6.25%, due 3/27/2019 to 7/15/2032; Federal National Mortgage Association, 0% to 1.95%, due 3/29/2019 to 10/7/2021; Government National Mortgage Association, 4.50%, due 10/20/2048; U.S. Treasury Bills, 0%, due 4/25/2019 to 1/2/2020; U.S. Treasury Bonds, 2.88% to 3%, due 5/15/2043 to 11/15/2045; U.S. Treasury Notes, 0.13% to 3.13%, due 6/30/2019 to 11/15/2028, which had an aggregate value at the Trust level of $1,326,000,192.

(5) U.S. Treasury Note, 1.88%, due 9/30/2022, which had an aggregate value at the Trust level of $76,500,021.

Securities Lending

Each Fund may lend securities to brokers, dealers and financial organizations in exchange for collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each loan will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. The Funds may incur fees and expenses in connection with the reinvestment of cash collateral. For loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities on loan pass to the borrower, such loans may be recalled so that the securities may be voted by the Fund if a material event affecting the Fund’s investment in the securities on loan is to occur. Loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan.

Equity Securities

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds (“ETFs”).

Real Estate Investment Trusts (“REITs”)

REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to debt instruments, including U.S. government securities. Additionally, certain Funds may invest in or seek leveraged or inverse exposure to high yield (lower rated) debt instruments (also known as “junk bonds”), that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund’s investment objective.

In connection with its management of certain series of the Trust included in this report (ProShares UltraPro Dow30SM, ProShares UltraPro Financial Select Sector, ProShares UltraPro MidCap400, ProShares UltraPro Nasdaq Biotechnology, ProShares UltraPro QQQ, ProShares UltraPro Russell2000, ProShares UltraPro S&P500®, ProShares UltraPro Short NASDAQ Biotechnology, ProShares UltraPro Short QQQ, ProShares UltraPro Short S&P500®, ProShares UltraShort Basic Materials, ProShares UltraShort Dow30SM, ProShares UltraShort Financials, ProShares UltraShort MidCap400, ProShares UltraShort QQQ, ProShares UltraShort S&P500®, ProShares UltraShort SmallCap600 and ProShares UltraShort Utilities (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Ultra Dow30SM	143%
Ultra Utilities	122%
UltraPro MidCap400	224%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund’s Schedule of Portfolio Investments.

Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index futures and in the range of approximately 1% to 3% of the contract amount for bond futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the security, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.  In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on February 28, 2019 contractually terminate within 23 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreciation or depreciation” amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity and credit.

As the Funds’ investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk.

3. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index.  The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors.  Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•        Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

•        Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers

(or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Correlation Risk

There is no guarantee that a Fund will achieve a high degree of correlation with its index or a multiple or inverse thereof.  Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund’s NAV each day may differ, perhaps significantly, in amount, and possibly even direction, from the percentage change of the Fund’s index on such day.  This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund’s correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and the index and may hinder a Fund’s ability to meet its investment objective.

•        Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At February 28, 2019, the Proshares Ultra FTSE China 50, Proshares Ultra MSCI EAFE, Proshares Ultra MSCI Japan, Proshares Ultra Telecommunications, Proshares UltraPro Nasdaq Biotechnology, Proshares UltraPro Russell2000, Proshares UltraPro Short Russell2000, Proshares UltraShort Financials, Proshares UltraShort MSCI EAFE, Proshares UltraShort Oil & Gas and Proshares UltraShort Russell2000 had net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Cyber Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial of-service attacks on websites. Cyber security failures or breaches of a Fund’s third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result. While the Funds have established business continuity plans and systems to prevent such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Funds cannot control the cyber security plans and systems put in place by issuers in which the Funds invest.

•        Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Foreign Currency  Risk

Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.

•        Debt Instrument Risk

Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments.  Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.  In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  These factors may cause the value of an investment in a Fund to change.

•        Securities Lending Risk

A Fund may engage in securities lending. Securities lending involves the risk, as with other extensions of credit, that the Fund may lose money because (a) the borrower of the loaned securities fails to return the securities in a timely manner or at all or (b) it loses its rights in the collateral should the borrower fail financially. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. In determining whether to lend securities, the Advisor or the Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

4. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects risk of loss to be remote.

5. New Accounting Pronouncements

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these schedules of portfolio investments.

6. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
April 26, 2019

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer
April 26, 2019